United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period:  April 30, 2021

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)        If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 29, 2021                                                       Thrivent Mutual Funds

                                                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 29, 2021                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer
                                                                                            (principal executive officer)

Date: June 29, 2021                                                       By:   /s/ Gerard V. Vaillancourt
                                                                                               Gerard V. Vaillancourt
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)
Thrivent Mutual Funds
Semiannual Report
Mutual Funds
April 30, 2021

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Aggressive Allocation Fund 6
Thrivent Balanced Income Plus Fund 7
Thrivent Global Stock Fund 8
Thrivent Government Bond Fund 9
Thrivent High Income Municipal Bond Fund 10
Thrivent High Yield Fund 11
Thrivent Income Fund 12
Thrivent International Allocation Fund 13
Thrivent Large Cap Growth Fund 14
Thrivent Large Cap Value Fund 15
Thrivent Limited Maturity Bond Fund 16
Thrivent Low Volatility Equity Fund 17
Thrivent Mid Cap Growth Fund 18
Thrivent Mid Cap Stock Fund 19
Thrivent Mid Cap Value Fund 20
Thrivent Moderate Allocation Fund 21
Thrivent Moderately Aggressive Allocation Fund 22
Thrivent Moderately Conservative Allocation Fund 23
Thrivent Money Market Fund 24
Thrivent Municipal Bond Fund 25
Thrivent Opportunity Income Plus Fund 26
Thrivent Small Cap Growth Fund 27
Thrivent Small Cap Stock Fund 28
Shareholder Expense Example 29
Schedule of Investments
Thrivent Aggressive Allocation Fund 33
Thrivent Balanced Income Plus Fund 49
Thrivent Global Stock Fund 79
Thrivent Government Bond Fund 94
Thrivent High Income Municipal Bond Fund 100
Thrivent High Yield Fund 106
Thrivent Income Fund 117
Thrivent International Allocation Fund 132
Thrivent Large Cap Growth Fund 148
Thrivent Large Cap Value Fund 150
Thrivent Limited Maturity Bond Fund 153
Thrivent Low Volatility Equity Fund 170
Thrivent Mid Cap Growth Fund 175
Thrivent Mid Cap Stock Fund 178
Thrivent Mid Cap Value Fund 181
Thrivent Moderate Allocation Fund 184
Thrivent Moderately Aggressive Allocation Fund 220
Thrivent Moderately Conservative Allocation Fund 257
Thrivent Money Market Fund 293
Thrivent Municipal Bond Fund 296
Thrivent Opportunity Income Plus Fund 311
Thrivent Small Cap Growth Fund 339
Thrivent Small Cap Stock Fund 342
Statement of Assets and Liabilities 346
Statement of Operations 352
Statement of Changes in Net Assets 358
Notes to Financial Statements 366
Financial Highlights 388
Additional Information 406

2
Dear Shareholder:

On behalf of the entire investment team at Thrivent, I hope this letter finds you, your loved ones and your communities safe and well.
With the vaccine effort ramping up and the pandemic subsiding, the economy has been in full recovery mode, although many
people are still suffering personally and economically from the pandemic, and life remains disrupted in varying degrees for all of
us.
Despite the pandemic, however, the market roared higher in 2020
– and has continued to set new highs in 2021. I suspect that for many of you, the strong market throughout the pandemic may have seemed like a bit of a disconnect. Why would the stock market keep going up during an economy that appeared to be on the
ropes? I thought it might be helpful for me to share a few thoughts about why the markets can sometimes appear detached from
the everyday economy, as well as some observations on how the recession of 2020 was an economic event like no other.
In 2020, we as a society did something we’d never done before.
In the interest of public health, we voluntarily shut down a large portion of our economy. Prior to the emergence of COVID, our economy was in pretty good shape. Like many other investment firms, we were optimistic for the year 2020. The Federal Reserve
(Fed), which had scared the markets by raising rates in late 2018, appeared to be on the sidelines with an expectation of low interest rates for an extended period. We were in the midst of the longest economic expansion in American history.
Recessions often begin for one of two reasons. Sometimes, a
recession is driven by a cyclical overheating of the economy. You can think of this as a typical “boom and bust” cycle. In recent decades, the “boom” would often be followed by the Fed raising rates to control inflation, which would drive the economy into a recession. Other times, a recession can be caused by structural excesses in the economy. The global financial crisis of 2008-09 is an example of this type, with a bubble in the housing market leading to the crash in financial assets of almost all types.
What was unique about the recession of 2020 was that it was
driven by neither an inflationary, cyclical bust nor by bubbles in particular assets. As I noted, the recession was largely the result of our decision to shut down much of our economy to protect
public health. Now, because the recession didn’t have the same causes as prior recessions and didn’t begin in the same way, it’s not entirely surprising that the recession looked different than other recessions in important ways.
In most recessions, cyclical excesses lead to a collapse in those areas that are most economically sensitive – industries such as manufacturing or banking. The less economically sensitive sectors that tend to hold up better in a recession are generally service-
related areas such as healthcare and education. But in the COVID recession, many service-related jobs were affected in unexpected ways. In a typical recession, a dental hygienist, for example, would still have work. People might delay some care and some folks might lose dental coverage from their employer, but people will generally continue to go to the dentist, especially for their children.
But it’s a different story when dental offices are required to close because of the pandemic. This dynamic played out in many
normally recession-resistant service areas.
Conversely, because the economy was fairly healthy going into the recession, other sectors weren’t hit as hard as they were in some other recessions. Banks, in particular, were very strong and well capitalized from the years and regulations following the financial crisis of 2008-09 and were well positioned to weather the storm.
Manufacturing, while taking a short-term hit due to temporary shutdowns, recovered more quickly than in a typical recession as factories implemented COVID safety procedures and came back
online to meet demand.
Another critical and unprecedented aspect of the 2020 recession and recovery is the magnitude of intervention by the Fed. The Fed had clearly learned its lesson from the financial crisis of 2008-09 and did what it said it would do next time around. The Fed provided massive monetary stimulus through asset purchases on an
unprecedented scale, and it did so almost immediately when the pandemic emerged in March.
The market has rebounded dramatically from its bottom in March of 2020, when the Fed made its announcements. This brings me to my question, the one with which we began: why would the
stock market go up so much when many parts of the economy
were still struggling? It’s important to keep in mind that the stock market is a forecasting mechanism. When you buy a stock, you’re buying a claim on all the future earnings of that company. The vast majority of these anticipated future earnings come from beyond the next year or two. If we see light at the end of the tunnel, if the market is able to see past a rough 12 or 18 months, the market will often price in a recovery in corporate earnings and in the overall economy well before it actually takes place.
That’s why stocks were trading at elevated valuations despite the pandemic – because the market anticipated a recovery in the
broader economy.
Our entire team of over 100 investment professionals at Thrivent thanks you for your confidence in us during 2021. I can promise you that we’ll be working hard and watching the economic and market data closely as we manage your investments. We hope you all stay safe, happy and well.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds

4
Dear Shareholder:

The economy has continued to rebound in recent months as the
COVID-19 pandemic subsides – driving stock prices to new highs.
The S&P 500 Index® was up 11.32% through the first four months of 2021, from 3,756.07 to 4,181.17 at the April close. The total return for the S&P 500 (including dividends) was 11.84%. (The S&P
500 is a market-cap-weighted index that represents the average performance of a group of 500 large capitalization stocks.)
The Nasdaq Index was up 8.34% through the first four months of
2021, from 12,888.28 to 13,246.87 at the April close. (The Nasdaq
– National Association of Securities Dealers Automated Quotations
– is an electronic stock exchange with more than 3,300 company listings.)
The strong stock market performance in recent months has been aided by a number of important factors. Congress has allocated trillions of dollars in stimulus funds to assist consumers, businesses and local and state governments. The Federal Reserve (Fed) has also injected trillions of dollars into the economy, keeping interest rates low and providing easier credit availability for businesses and consumers. The rapid success of the COVID-19 vaccination effort in the U.S. has also been a shot in the arm for businesses and the economic recovery.
Oil has also rallied in 2021 after a volatile 2020, as global air and highway travel has increased. The price of West Texas
Intermediate, a grade of crude oil used as a benchmark in oil pricing, rose 31.04% through the first four months of 2021, from
$48.52 at the end of 2020 to $63.58 at the April close.
Economic Review
With businesses reopening, gross domestic product (GDP) grew at a rate of 6.4% (annualized) in the first quarter of 2021, according to the advance estimate by the Bureau of Economic Analysis issued
April 29. That follows GDP growth of 4.3% annualized in the fourth quarter of 2020.
According to the report, the GDP growth reflected increases in personal consumption expenditures (PCE), nonresidential fixed investment, federal government spending, residential fixed
investment, and state and local government spending. In particular, the increase in PCE was attributed to a rise in durable goods purchases (led by motor vehicles and parts), nondurable goods
(led by food and beverages), and services (led by food services and accommodations).
U.S. personal income jumped by 21.1% in March – the highest
monthly increase since 1946 – bolstered by the recent government stimulus payments. That followed a 7.0% decline in February, according to an April 30 report from the U.S. Department of
Commerce.
The personal savings rate has also continued to climb, with
personal savings as a percentage of disposable personal income rising to 21.0% for the first quarter of this year versus 13.0% in the fourth quarter of last year.
However, the recent economic surge has also fanned inflation concerns, as the price index for gross domestic purchases
increased 3.8% in the first quarter, following a 1.7% increase in the fourth quarter of 2020. Excluding food and energy prices, the PCE price index increased 2.3%.
Unemployment, which skyrocketed early in the pandemic, has
steadily improved throughout the year, although unemployment claims have still been averaging about 500,000 per week. The unemployment rate has steadily declined from over 10% early in the pandemic to 6.1% in April, according to the Department of
Labor Employment Situation Report issued May 7.
Retail sales have begun to recover, as businesses have reopened
– aided by a new round of stimulus payments to American
consumers. Retail sales were up 14.3% for the January through
March period from the same period a year earlier, according to the
Department of Commerce retail report issued April 15.
Auto sales were up 71.1% from a year earlier; building material sales were up 29.4%; clothing sales were up 101.1%; and
department store sales were up 25.6% from a year earlier.
Restaurants and bars also showed signs of a recovery. The food services and drinking places category was up 36.0% from a year earlier in March, and non-store retailers (primarily online) were up
28.7% from a year earlier.
Market Review
All 11 sectors of the S&P 500 were in positive territory through the first four months of 2021, led by Energy, up 31.63%, Financials, up
23.61%, and Communications Services, up 18.05%.
In the international markets, the MSCI EAFE Index, which measures performance of developed-economy stocks in Europe, Asia and
Australia, was up 5.63% through the first four months of 2021.
The Bloomberg Barclays U.S. Aggregate Bond Index, which tracks a broad range of investment-grade bonds, was up 1.95% through the first four months of 2021 and up 19.67% over the past 12 months. The yield on 10-year U.S. Treasuries rose from 0.92% at the end of 2020 to 1.63% at the April close.
Our Outlook
The fundamentals of the economy are quite sound. Consumers
are in relatively good shape, and corporations are dealing with the pandemic with surprising alacrity. However, interest rates are rising as inflation concerns start to become manifest, and equity valuations are quite high.
If the economy continues its rapid recovery, corporate earnings should support high valuations. However, if earnings begin to disappoint or interest rates start moving to uncomfortably high levels, markets may falter. Finally, tax policy is currently somewhat of a wild card. If proposed higher taxes were to become reality, equity prices could be adversely affected.

As always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds
The views expressed are as of Apr. 30, 2021, may change as market or other conditions change, and may differ from views ex-
pressed by other Thrivent Asset Management, LLC associates. Actual investment decisions made by Thrivent Asset Management,
LLC will not necessarily reflect the views expressed. This information should not be considered investment advice or a recommen-
dation of any particular security, strategy or product. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon, and risk tolerance.

Thrivent Aggressive Allocation Fund
David S. Royal,  David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Fund involves allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, LIBOR, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 41.2%
International 20.4%
Small Cap 16.6%
Short-Term Investments 9.5%
Mid Cap 5.3%
Investment Grade Debt 3.4%
Multi-Cap 3.3%
High Yield 0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 8.6%
Thrivent International Allocation Fund, Class S 7.7%
Thrivent Mid Cap Stock Fund, Class S 6.0%
Thrivent Large Cap Value Fund, Class S 4.8%
Thrivent Core Low Volatility Equity Fund 3.6%
Thrivent Core International Equity Fund 2.9%
Thrivent Core Emerging Markets Equity Fund 2.9%
Thrivent Small Cap Stock Fund, Class S 2.7%
Thrivent Global Stock Fund, Class S 2.6%
Microsoft Corporation 0.7%
These securities represent 42.5% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent Balanced Income Plus Fund
Stephen D. Lowe, CFA, David R. Spangler, CFA,  and Theron G. Whitehorn, CFA, Portfolio Co-Managers
The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Fund involves risks including equity security, interest rate, credit, allocation, market, large cap, leveraged loan, LIBOR, prepayment, foreign securities, emerging markets, foreign currency, mortgage-backed and other asset-backed securities, high yield, sovereign debt, quantitative investing, investment adviser, conflicts of interest, other funds, issuer, derivatives, liquidity, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 34.9%
Long-Term Fixed Income 28.4%
Registered Investment
Companies 14.1%
Short-Term Investments 12.9%
Bank Loans 8.8%
Preferred Stock 0.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core International Equity Fund 8.0%
Thrivent Core Emerging Markets Debt
Fund 6.2%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.2%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.6%
Microsoft Corporation 1.5%
Amazon.com, Inc. 1.3%
Apple, Inc. 1.2%
Alphabet, Inc., Class A 0.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.9%
These securities represent 26.4% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Affiliated Registered
Investment Companies 14.2%
Financials 11.3%
Information Technology 10.5%
Mortgage-Backed Securities 10.0%
Consumer Discretionary 8.4%
Communications Services 7.1%
Health Care 4.9%
Consumer Staples 4.9%
Industrials 4.8%
Materials 4.5%

Thrivent Global Stock Fund
Kurt J. Lauber, CFA, Lauri A. Brunner, David R. Spangler, CFA, and Noah J. Monsen, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Global Stock Fund involves risks including equity security, allocation, large cap, foreign securities, foreign currency, market, quantitative investing, mid cap, small cap, emerging markets, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 85.3%
Short-Term Investments 10.5%
Registered Investments
Companies 4.1%
Preferred Stock 0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Equity
Fund 3.5%
Amazon.com, Inc. 2.2%
Microsoft Corporation 2.0%
Apple, Inc. 1.5%
Alphabet, Inc., Class A 1.5%
PayPal Holdings, Inc. 0.9%
Facebook, Inc. 0.9%
Mastercard , Inc. 0.8%
ASML Holding NV 0.6%
Adobe, Inc. 0.6%
These securities represent 14.5% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 16.5%
Financials 14.0%
Consumer Discretionary 11.2%
Health Care 11.0%
Industrials 11.0%
Communications Services 6.7%
Consumer Staples 4.0%
Materials 3.7%
Affiliated Registered
Investment Companies 3.5%
Real Estate 3.1%

Thrivent Government Bond Fund
Michael G. Landreville, CFA and CPA (inactive), and Gregory R. Anderson, CFA, Portfolio Co-Managers
The Fund seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Government Bond Fund involves risks including government securities, mortgage-backed and other asset-backed securities, inflation-linked security, interest rate, market, redemption, LIBOR, sovereign debt, investment adviser, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
9.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
7.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
4.8%
U.S. Treasury Bonds
4.8%
U.S. Treasury Notes
4.5%
U.S. Treasury Bonds
4.4%
U.S. Treasury Notes
3.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
3.4%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
3.4%
U.S. Treasury Notes
3.2%
These securities represent 48.4% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 42.6%
Mortgage-Backed Securities 35.3%
Collateralized Mortgage
Obligations 9.9%
Asset-Backed Securities 6.4%
Financials 2.4%
Foreign Government 1.9%
Commercial Mortgage-
Backed Securities 0.5%
Energy 0.2%

Thrivent High Income Municipal Bond Fund
Janet I. Grangaard, CFA, and Johan A. Akesson, CFA, Portfolio Co-Managers
The Fund seeks a high level of current income exempt from federal income taxes. The Fund’s investment objective may be changed without shareholder approval.
Investment in the Thrivent High Income Municipal Bond Fund involves risks including municipal bond, interest rate, high yield, credit, tax, liquidity, futures contract, market, redemption, LIBOR, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 States
(% of Net Assets)
New York 10.1%
Texas 10.0%
California 7.0%
Illinois 6.2%
Colorado 6.0%
Florida 5.9%
Georgia 4.9%
New Jersey 4.3%
Pennsylvania 4.3%
Arizona 3.9%
Investments in securities in these States
represent 62.6% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the highest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 States are subject to change.
The lists of Major Market Sectors and Top 10 States exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 States chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Health Care 22.1%
Transportation 20.7%
Other Revenue 17.9%
Education 16.0%
Tax Revenue 6.2%
General Obligation 5.3%
Industrial Development
Revenue 3.5%
Housing Finance 3.1%
Water & Sewer 2.7%
Electric Revenue 1.3%

Thrivent High Yield Fund
Paul J. Ocenasek, CFA, Portfolio Manager
The Fund seeks high current income and, secondarily, growth of capital.
Investment in Thrivent High Yield Fund involves risks including high yield, interest rate, credit, convertible, leveraged loan, LIBOR, prepayment, foreign securities, market, liquidity, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Sprint Corporation
1.1%
Tenet Healthcare Corporation
1.0%
NextEra Energy Operating Partners, LP
0.6%
Ardagh Packaging Finance plc
0.6%
Ford Motor Company
0.6%
Prime Security Services Borrower, LLC
0.6%
Herc Holdings, Inc.
0.6%
Drawbridge Special Opportunities Fund,
LP
0.6%
TransDigm, Inc.
0.6%
Albertson's Companies, Inc.
0.6%
These securities represent 6.9% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Consumer Cyclical 19.1%
Consumer Non-Cyclical 14.5%
Communications Services 13.0%
Energy 12.2%
Capital Goods 11.0%
Financials 9.4%
Basic Materials 6.1%
Technology 5.9%
Utilities 3.2%
Transportation 2.8%

Thrivent Income Fund
Kent L. White, CFA, Portfolio Manager
The Fund seeks high current income while preserving principal and, secondarily, long-term growth of capital in order to maintain investors’ purchasing power.
Investment in Thrivent Income Fund involves risks including interest rate, credit, high yield, government securities, mortgage-backed and other asset-
backed securities, LIBOR, market, issuer, foreign securities, investment adviser, financial sector, derivatives, emerging markets, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Bonds
2.3%
U.S. Treasury Bonds
0.6%
Bank of America Corporation
0.5%
Boeing Company
0.5%
U.S. Treasury Bonds
0.5%
Sprint Capital Corporation
0.4%
Southern Company
0.4%
HCA, Inc.
0.4%
Diamond 1 Finance Corporation
0.4%
Western Gas Partners, LP
0.4%
These securities represent 6.4% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 29.3%
Consumer Non-Cyclical 11.8%
Energy 9.7%
Communications Services 8.0%
Utilities 7.2%
Consumer Cyclical 6.3%
Technology 4.9%
Capital Goods 3.5%
U.S. Government & Agencies 3.4%
Asset-Backed Securities 3.3%

Thrivent International Allocation Fund
Noah J. Monsen, CFA, and Brian M. Bomgren, CQF, Portfolio Co-Managers. A portion of the Fund is subadvised by Goldman
Sachs Asset Management, L.P.
The Fund seeks long-term capital growth.
Investment in Thrivent International Allocation Fund involves risks including allocation, equity security, foreign securities, large cap, growth investing, value investing, quantitative investing, emerging markets, foreign currency, market, small cap, mid cap, issuer, investment adviser, multi-manager, portfolio turnover rate, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 92.9%
Short-Term Investments 6.7%
Preferred Stock 0.4%
Long-Term Fixed Income < 0.1%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 19.5%
United Kingdom 8.6%
Switzerland 8.2%
Canada 8.1%
Australia 6.2%
France 6.1%
Germany 5.8%
Netherlands 5.1%
Sweden 4.3%
Denmark 2.7%
Investments in securities in these countries
represent 74.6% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 17.0%
Industrials 15.0%
Consumer Discretionary 11.5%
Information Technology 11.1%
Health Care 8.7%
Consumer Staples 7.4%
Materials 7.2%
Communications Services 5.5%
Energy 4.3%
Real Estate 3.6%

Thrivent Large Cap Growth Fund
 Lauri A. Brunner, Portfolio Manager
The Fund seeks long-term capital appreciation.
Investment in Thrivent Large Cap Growth Fund involves risks including large cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, foreign securities, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.2%
Short-Term Investments 1.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc. 11.0%
Microsoft Corporation 7.6%
Apple, Inc. 7.5%
Alphabet, Inc., Class A 7.5%
PayPal Holdings, Inc. 4.7%
Facebook, Inc. 4.6%
Mastercard , Inc. 3.7%
Adobe, Inc. 3.1%
Square, Inc. 3.0%
NVIDIA Corporation 2.9%
These securities represent 55.6% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 38.5%
Consumer Discretionary 19.2%
Communications Services 17.8%
Health Care 13.0%
Financials 5.9%
Industrials 3.4%
Consumer Staples 0.4%

Thrivent Large Cap Value Fund
Kurt J. Lauber, CFA, Portfolio Manager
The Fund seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value Fund involves risks including large cap, value investing, equity security, market, issuer, investment adviser, foreign securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.8%
Short-Term Investments 2.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
J.P. Morgan Chase & Company 3.1%
Bank of America Corporation 2.9%
Cisco Systems, Inc. 2.8%
Microsoft Corporation 2.7%
Wal-Mart Stores, Inc. 2.5%
Wells Fargo & Company 2.5%
Comcast Corporation 2.4%
Verizon Communications, Inc. 2.4%
Lowe's Companies, Inc. 2.3%
Johnson & Johnson 2.3%
These securities represent 25.9% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 23.6%
Health Care 14.8%
Industrials 13.4%
Information Technology 11.3%
Consumer Discretionary 7.1%
Communications Services 7.0%
Energy 5.5%
Consumer Staples 5.4%
Materials 5.0%
Utilities 2.5%

Thrivent Limited Maturity Bond Fund
Michael G. Landreville, CFA and CPA (inactive), Gregory R. Anderson, CFA, Cortney L. Swensen, CFA, and Jon-Paul (JP) Gagne,
Portfolio Co-Managers
The Fund seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Fund involves risks including government securities, mortgage-backed and other asset-backed securities, collateralized debt obligations, interest rate, credit, market, LIBOR, futures contract, high yield, issuer, investment adviser, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
6.9%
U.S. Treasury Notes
2.8%
U.S. Treasury Notes
2.0%
Vanguard Short-Term Corporate Bond
ETF
2.0%
U.S. Treasury Notes
1.3%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
1.1%
U.S. Treasury Notes
1.0%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
0.7%
Palmer Square Loan Funding, Ltd.
0.6%
Arch Street CLO, Ltd.
0.6%
These securities represent 19.0% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 19.5%
Asset-Backed Securities 16.9%
Collateralized Mortgage
Obligations 12.8%
Mortgage-Backed Securities 10.7%
U.S. Government & Agencies 8.4%
Consumer Cyclical 5.3%
Consumer Non-Cyclical 5.1%
Energy 4.2%
Utilities 3.1%
Communications Services 2.7%

Thrivent Low Volatility Equity Fund
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation with lower volatility relative to the global equity markets. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Low Volatility Equity Fund involves risks including equity security, large cap, quantitative investing, foreign securities, market, mid cap, foreign currency, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.0%
Short-Term Investments 1.0%
Total 100.0%
Top 10 Countries
(% of Net Assets)
United States 61.3%
Japan 13.9%
Canada 8.2%
Switzerland 5.3%
Denmark 2.1%
Ireland 1.3%
Hong Kong 1.1%
Netherlands 0.9%
Germany 0.9%
United Kingdom 0.9%
Investments in securities in these countries
represent 95.9% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 18.3%
Health Care 18.2%
Consumer Staples 14.1%
Communications Services 10.9%
Industrials 9.4%
Financials 7.2%
Utilities 6.0%
Consumer Discretionary 4.8%
Materials 4.5%
Real Estate 4.3%

Thrivent Mid Cap Growth Fund
David J. Lettenberger, CFA, and Siddharth Sinha, CFA, Co-Portfolio Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Fund involves risks including mid cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 96.2%
Short-Term Investments 3.4%
Registered Investments
Companies 0.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
United Rentals, Inc. 2.1%
Elastic NV 2.1%
Howmet Aerospace, Inc. 2.0%
TransUnion 2.0%
Insulet Corporation 2.0%
Dexcom , Inc. 1.8%
Teleflex, Inc. 1.8%
Monolithic Power Systems, Inc. 1.8%
Guardant Health, Inc. 1.7%
LHC Group, Inc. 1.6%
These securities represent 18.9% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 28.0%
Health Care 20.5%
Industrials 16.8%
Consumer Discretionary 15.6%
Financials 6.1%
Real Estate 4.5%
Communications Services 4.0%
Materials 2.2%
Consumer Staples 1.3%
Unaffiliated Registered
Investment Companies 0.5%

Thrivent Mid Cap Stock Fund
Brian J. Flanagan, CFA, Portfolio Manager
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Fund involves risks including mid cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 94.8%
Short-Term Investments 5.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Nuance Communications, Inc. 3.4%
United Rentals, Inc. 3.3%
Western Alliance Bancorp 3.2%
NVR, Inc. 2.7%
Ally Financial, Inc. 2.4%
Lululemon Athletica , Inc. 2.1%
Domino's Pizza, Inc. 2.1%
Equitable Holdings, Inc. 2.1%
Hain Celestial Group, Inc. 2.0%
Zions Bancorporations NA 2.0%
These securities represent 25.3% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Industrials 17.5%
Financials 17.1%
Consumer Discretionary 14.2%
Information Technology 12.9%
Health Care 8.6%
Real Estate 7.2%
Utilities 5.0%
Materials 4.5%
Consumer Staples 3.1%
Communications Services 2.6%

Thrivent Mid Cap Value Fund
Graham Wong, CFA, Portfolio Manager
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Fund involves risks including mid cap, value investing, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 96.6%
Short-Term Investments 2.3%
Registered Investments
Companies 1.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Crane Company 2.5%
Carlisle Companies, Inc. 2.4%
Berry Plastics Group, Inc. 2.4%
Wintrust Financial Corporation 2.4%
Capital One Financial Corporation 2.3%
Axalta Coating Systems, Ltd. 2.2%
Dollar Tree, Inc. 2.2%
Pioneer Natural Resources Company 2.1%
Lear Corporation 2.0%
Hartford Financial Services Group, Inc. 1.9%
These securities represent 22.4% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 20.1%
Industrials 13.3%
Consumer Discretionary 12.9%
Information Technology 9.4%
Health Care 7.7%
Materials 7.7%
Real Estate 6.8%
Communications Services 5.8%
Energy 5.4%
Consumer Staples 4.4%

Thrivent Moderate Allocation Fund
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Fund involves risks including allocation, equity security, interest rate, large cap, mid cap, market, credit,
LIBOR, other funds, high yield, foreign securities, emerging markets, foreign currency, small cap, growth investing, value investing, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 32.3%
Investment Grade Debt 29.6%
Short-Term Investments 12.4%
International 7.1%
Small Cap 6.0%
Mid Cap 3.5%
High Yield 3.3%
Multi-Cap 2.2%
Emerging Markets Debt 2.0%
Floating Rate Debt 1.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 8.6%
Thrivent Large Cap Value Fund, Class S 7.7%
Thrivent Mid Cap Stock Fund, Class S 5.0%
Thrivent International Allocation Fund, Class S 4.5%
Thrivent Income Fund, Class S 4.0%
Thrivent Core Low Volatility Equity Fund 2.5%
Thrivent Core Emerging Markets Debt Fund 2.2%
Thrivent Global Stock Fund, Class S 2.1%
Thrivent Limited Maturity Bond Fund, Class S 2.1%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.5%
These securities represent 40.2% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent Moderately Aggressive Allocation Fund
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Fund involves risks including allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, interest rate, credit, LIBOR, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 39.5%
Investment Grade Debt 17.2%
International 10.9%
Short-Term Investments 10.7%
Small Cap 9.0%
Mid Cap 5.9%
Multi-Cap 3.0%
High Yield 1.8%
Emerging Markets Debt 1.1%
Floating Rate Debt 0.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 9.8%
Thrivent Large Cap Value Fund, Class S 8.1%
Thrivent International Allocation Fund, Class S 7.5%
Thrivent Mid Cap Stock Fund, Class S 6.8%
Thrivent Global Stock Fund, Class S 4.8%
Thrivent Core Low Volatility Equity Fund 3.2%
Thrivent Income Fund, Class S 2.0%
Thrivent Core International Equity Fund 1.9%
Thrivent Small Cap Stock Fund, Class S 1.8%
Thrivent Core Emerging Markets Debt Fund 1.2%
These securities represent 47.1% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent Moderately Conservative Allocation Fund
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Fund involves risks including allocation, interest rate, equity security, market, large cap, credit,
LIBOR, mortgage-backed and other asset-backed securities, government securities, high yield, mid cap, other funds, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, leveraged loan, prepayment, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 44.6%
Large Cap 19.4%
Short-Term Investments 15.4%
High Yield 4.8%
International 3.1%
Emerging Markets Debt 3.0%
Small Cap 2.9%
Mid Cap 2.8%
Floating Rate Debt 2.4%
Multi-Cap 1.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Fund, Class S 7.2%
Thrivent Income Fund, Class S 6.7%
Thrivent Large Cap Growth Fund, Class S 4.8%
Thrivent International Allocation Fund, Class S 3.8%
Thrivent Limited Maturity Bond Fund, Class S 3.4%
Thrivent Core Emerging Markets Debt Fund 3.3%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.5%
Thrivent Mid Cap Stock Fund, Class S 2.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.2%
Thrivent High Yield Fund, Class S 2.1%
These securities represent 38.2% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent Money Market Fund
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.
Investment in Thrivent Money Market Fund involves risks including money market fund, government securities, interest rate, credit risk, repurchase agreement, LIBOR, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
The Fund invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash.
Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 89.2%
U.S. Treasury Repurchase
Agreement, if collateralized
only by U.S. Treasuries
(including Strips) and cash 5.9%
U.S. Treasury Debt 4.9%
Total 100.0%
An investment in the Thrivent Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Quoted Portfolio Composition is subject to change.

Thrivent Municipal Bond Fund
Janet I. Grangaard, CFA, Portfolio Manager
The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.
Investment in Thrivent Municipal Bond Fund involves risks including municipal bond, interest rate, tax, credit, futures contract, market, LIBOR, high yield, liquidity, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 States
(% of Net Assets)
California 9.8%
New York 9.3%
Texas 9.3%
Illinois 6.7%
Ohio 5.4%
Colorado 5.2%
Massachusetts 4.6%
Florida 3.9%
Virginia 2.9%
Minnesota 2.8%
Investments in securities in these States
represent 59.9% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the highest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 States are subject to change.
The lists of Major Market Sectors and Top 10 States exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 States chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Transportation 21.8%
Health Care 15.8%
Education 15.4%
Escrowed/Pre-refunded 11.1%
General Obligation 9.6%
Water & Sewer 7.9%
Tax Revenue 7.0%
Other Revenue 6.1%
Electric Revenue 2.7%
Industrial Development
Revenue 1.0%

Thrivent Opportunity Income Plus Fund
Gregory R. Anderson, CFA, Conrad E. Smith, CFA, Kent L. White, CFA, Stephen D. Lowe, CFA, and Theron G. Whitehorn,
CFA, Portfolio Co-Managers
The Fund seeks a high level of current income consistent with capital preservation.
Investment in Thrivent Opportunity Income Plus Fund involves risks including interest rate, credit, mortgage-backed and other asset-backed securities, leveraged loan, LIBOR, prepayment, high yield, allocation, foreign securities, emerging markets, sovereign debt, market, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, ETF, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund
14.8%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
3.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
2.1%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
1.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
1.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
1.3%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
1.2%
SPDR Bloomberg Barclays High Yield
Bond ETF
0.9%
Government National Mortgage
Association Conventional 30-Yr. Pass
Through
0.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.7%
These securities represent 29.0% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 15.5%
Affiliated Fixed Income
Holdings 14.8%
Financials 10.3%
Consumer Non-Cyclical 8.0%
Communications Services 8.0%
Consumer Cyclical 7.7%
Collateralized Mortgage
Obligations 6.0%
Technology 4.7%
Capital Goods 4.6%
Asset-Backed Securities 4.1%

Thrivent Small Cap Growth Fund
David J. Lettenberger, CFA,  Portfolio Manager
The Fund seeks long-term capital growth. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Small Cap Growth Fund involves risks including small cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.5%
Short-Term Investments 1.2%
Registered Investment
Companies 0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
LHC Group, Inc. 2.6%
Middleby Corporation 2.1%
Five9, Inc. 2.1%
e.l.f . Beauty, Inc. 1.9%
Everi Holdings, Inc. 1.9%
Inspire Medical Systems, Inc. 1.9%
Chart Industries, Inc. 1.7%
Avalara, Inc. 1.6%
Regal-Beloit Corporation 1.6%
Turning Point Brands, Inc. 1.6%
These securities represent 19.0% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 29.5%
Health Care 22.4%
Industrials 20.4%
Consumer Discretionary 10.5%
Financials 7.1%
Consumer Staples 3.5%
Real Estate 3.0%
Materials 1.8%
Unaffiliated Registered
Investment Companies 0.3%
Energy 0.2%

Thrivent Small Cap Stock Fund
Matthew D. Finn, CFA, and James M. Tinucci, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Fund involves risks including small cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.3%
Short-Term Investments 1.7%
Registered Investment
Companies < 0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
TTM Technologies, Inc. 2.2%
Manpower, Inc. 2.1%
Western Alliance Bancorp 2.1%
Heartland Financial USA, Inc. 2.0%
Syneos Health, Inc. 1.7%
Columbia Banking System, Inc. 1.7%
Raven Industries, Inc. 1.7%
Badger Daylighting, Ltd. 1.6%
Triumph Bancorp, Inc. 1.6%
Leggett & Platt, Inc. 1.6%
These securities represent 18.3% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 22.4%
Industrials 20.1%
Information Technology 12.7%
Health Care 10.5%
Consumer Discretionary 10.2%
Real Estate 6.6%
Materials 6.6%
Consumer Staples 3.6%
Utilities 2.1%
Energy 2.0%

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of
$12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A semiannual account maintenance fee of $10 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning Account
Value 11/1/2020
Ending Account
Value 4/30/2021
Expenses Paid
during Period
11/1/2020 - 4/30/2021
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Fund
Actual
Class A $1,000 $1,290 $5.21 0.92%
Class S $1,000 $1,292 $4.25 0.75%
Hypothetical
**
Class A $1,000 $1,020 $4.59 0.92%
Class S $1,000 $1,021 $3.75 0.75%
Thrivent Balanced Income Plus Fund
Actual
Class A $1,000 $1,178 $5.51 1.02%
Class S $1,000 $1,180 $4.13 0.76%
Hypothetical
**
Class A $1,000 $1,020 $5.11 1.02%
Class S $1,000 $1,021 $3.83 0.76%
Thrivent Global Stock Fund
Actual
Class A $1,000 $1,303 $5.55 0.97%
Class S $1,000 $1,305 $3.66 0.64%
Hypothetical
**
Class A $1,000 $1,020 $4.87 0.97%
Class S $1,000 $1,022 $3.21 0.64%

Beginning Account
Value 11/1/2020
Ending Account
Value 4/30/2021
Expenses Paid
during Period
11/1/2020 - 4/30/2021
*
Annualized Expense
Ratio
Thrivent Government Bond Fund
Actual
Class A $1,000 $982 $4.18 0.85%
Class S $1,000 $983 $3.26 0.66%
Hypothetical
**
Class A $1,000 $1,021 $4.26 0.85%
Class S $1,000 $1,022 $3.32 0.66%
Thrivent High Income Municipal Bond Fund
Actual
Class S $1,000 $1,072 $3.08 0.60%
Hypothetical
**
Class S $1,000 $1,022 $3.01 0.60%
Thrivent High Yield Fund
Actual
Class A $1,000 $1,066 $4.04 0.79%
Class S $1,000 $1,067 $2.69 0.53%
Hypothetical
**
Class A $1,000 $1,021 $3.95 0.79%
Class S $1,000 $1,022 $2.63 0.53%
Thrivent Income Fund
Actual
Class A $1,000 $1,010 $3.69 0.74%
Class S $1,000 $1,012 $2.29 0.46%
Hypothetical
**
Class A $1,000 $1,021 $3.71 0.74%
Class S $1,000 $1,023 $2.30 0.46%
Thrivent International Allocation Fund
Actual
Class A $1,000 $1,271 $6.76 1.20%
Class S $1,000 $1,273 $4.71 0.83%
Hypothetical
**
Class A $1,000 $1,019 $6.01 1.20%
Class S $1,000 $1,021 $4.18 0.83%
Thrivent Large Cap Growth Fund
Actual
Class A $1,000 $1,246 $5.98 1.07%
Class S $1,000 $1,248 $4.27 0.77%
Hypothetical
**
Class A $1,000 $1,019 $5.38 1.07%
Class S $1,000 $1,021 $3.84 0.77%
Thrivent Large Cap Value Fund
Actual
Class A $1,000 $1,423 $5.26 0.88%
Class S $1,000 $1,426 $3.26 0.54%
Hypothetical
**
Class A $1,000 $1,020 $4.39 0.88%
Class S $1,000 $1,022 $2.72 0.54%
Thrivent Limited Maturity Bond Fund
Actual
Class A $1,000 $1,011 $2.82 0.57%
Class S $1,000 $1,013 $2.09 0.42%
Hypothetical
**
Class A $1,000 $1,022 $2.84 0.57%
Class S $1,000 $1,023 $2.10 0.42%

Beginning Account
Value 11/1/2020
Ending Account
Value 4/30/2021
Expenses Paid
during Period
11/1/2020 - 4/30/2021
*
Annualized Expense
Ratio
Thrivent Low Volatility Equity Fund
Actual
Class S $1,000 $1,144 $5.05 0.95%
Hypothetical
**
Class S $1,000 $1,020 $4.76 0.95%
Thrivent Mid Cap Growth Fund
Actual
Class S $1,000 $1,290 $5.43 0.96%
Hypothetical
**
Class S $1,000 $1,020 $4.79 0.96%
Thrivent Mid Cap Stock Fund
Actual
Class A $1,000 $1,417 $5.95 0.99%
Class S $1,000 $1,418 $4.47 0.75%
Hypothetical
**
Class A $1,000 $1,020 $4.97 0.99%
Class S $1,000 $1,021 $3.74 0.75%
Thrivent Mid Cap Value Fund
Actual
Class S $1,000 $1,533 $6.03 0.96%
Hypothetical
**
Class S $1,000 $1,020 $4.81 0.96%
Thrivent Moderate Allocation Fund
Actual
Class A $1,000 $1,161 $4.19 0.78%
Class S $1,000 $1,163 $2.95 0.55%
Hypothetical
**
Class A $1,000 $1,021 $3.92 0.78%
Class S $1,000 $1,022 $2.76 0.55%
Thrivent Moderately Aggressive Allocation Fund
Actual
Class A $1,000 $1,208 $4.35 0.80%
Class S $1,000 $1,209 $3.26 0.59%
Hypothetical
**
Class A $1,000 $1,021 $3.98 0.80%
Class S $1,000 $1,022 $2.98 0.59%
Thrivent Moderately Conservative Allocation Fund
Actual
Class A $1,000 $1,092 $4.23 0.82%
Class S $1,000 $1,093 $3.01 0.58%
Hypothetical
**
Class A $1,000 $1,021 $4.09 0.82%
Class S $1,000 $1,022 $2.91 0.58%
Thrivent Money Market Fund
Actual
Class A $1,000 $1,000 $0.64 0.13%
Class S $1,000 $1,000 $0.65 0.13%
Hypothetical
**
Class A $1,000 $1,024 $0.65 0.13%
Class S $1,000 $1,024 $0.66 0.13%

Beginning Account
Value 11/1/2020
Ending Account
Value 4/30/2021
Expenses Paid
during Period
11/1/2020 - 4/30/2021
*
Annualized Expense
Ratio
Thrivent Municipal Bond Fund
Actual
Class A $1,000 $1,031 $3.74 0.74%
Class S $1,000 $1,032 $2.72 0.54%
Hypothetical
**
Class A $1,000 $1,021 $3.72 0.74%
Class S $1,000 $1,022 $2.71 0.54%
Thrivent Opportunity Income Plus Fund
Actual
Class A $1,000 $1,033 $4.37 0.87%
Class S $1,000 $1,034 $3.05 0.60%
Hypothetical
**
Class A $1,000 $1,020 $4.35 0.87%
Class S $1,000 $1,022 $3.03 0.60%
Thrivent Small Cap Growth Fund
Actual
Class S $1,000 $1,332 $5.60 0.97%
Hypothetical
**
Class S $1,000 $1,020 $4.85 0.97%
Thrivent Small Cap Stock Fund
Actual
Class A $1,000 $1,525 $6.77 1.08%
Class S $1,000 $1,528 $5.04 0.80%
Hypothetical
**
Class A $1,000 $1,019 $5.41 1.08%
Class S $1,000 $1,021 $4.03 0.80%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by
181/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 43.9% ) Value
Communications Services (1.9%)
5,387 Activision Blizzard, Inc. $ 491,241
2,206 Alphabet, Inc., Class A
a
5,191,821
1,547 Alphabet, Inc., Class C
a
3,728,456
11,071 AMC Networks, Inc.
a
556,650
2,883 ANGI Homeservices, Inc.
a
46,157
33,842 AT&T, Inc. 1,062,977
7,516 Audacy, Inc.
a
36,377
435 Cardlytics, Inc.
a
59,826
2,590 Cars.com, Inc.
a
34,214
1,044 Charter Communications, Inc.
a
703,082
70,100 Comcast Corporation 3,936,115
1,229 Consolidated Communications
Holdings, Inc.
a
8,849
28,266 Discovery, Inc., Class A
a,b
1,064,498
16,012 DISH Network Corporation
a
717,177
694 E.W. Scripps Company 15,004
1,712 EchoStar Corporation
a
41,858
9,257 Facebook, Inc.
a
3,009,266
5,447 Gannett Company, Inc.
a
24,729
3,964 Gray Television, Inc. 80,548
701 Hemisphere Media Group, Inc.
a
8,566
5,455 Interpublic Group of Companies,
Inc. 173,196
11,987 Live Nation Entertainment, Inc.
a
981,496
13,426 Lumen Technologies, Inc. 172,256
20,395 Match Group, Inc.
a
3,174,074
795 Meredith Corporation
a
24,724
2,198 Omnicom Group, Inc. 180,807
109,555 QuinStreet, Inc.
a
2,220,680
5,624 RingCentral, Inc.
a
1,793,775
52 Roku, Inc.
a
17,834
395 Scholastic Corporation 11,980
5,392 Take-Two Interactive Software,
Inc.
a
945,649
6,752 Telephone & Data Systems, Inc. 155,161
9,357 Twitter, Inc.
a
516,694
14,568 Uber Technologies, Inc.
a
797,889
1,098 United States Cellular Corporation
a
37,475
64,145 Verizon Communications, Inc. 3,706,940
9,025 ViacomCBS, Inc. 370,205
6,148 Walt Disney Company
a
1,143,651
3,023 WideOpenWest, Inc.
a
42,534
5,330 Zillow Group, Inc.
a
710,755
Total 37,995,186
Consumer Discretionary (5.5%)
1,266 Aaron's Company, Inc. 39,107
2,082 Adient plc
a
96,480
2,389 Amazon.com, Inc.
a
8,283,666
6,973 American Axle & Manufacturing
Holdings, Inc.
a
64,709
6,359 American Eagle Outfitters, Inc. 219,831
34,610 Aptiv plc
a
4,980,033
10,463 At Home Group, Inc.
a
330,422
2,696 AutoNation, Inc.
a
276,286
1,203 AutoZone, Inc.
a
1,761,336
11,560 Bally's Corporation
a
670,018
2,169 Beazer Homes USA, Inc.
a
48,390
1,393 Bed Bath & Beyond, Inc.
a
35,271
576 Big 5 Sporting Goods Corporation 10,552
2,364 Big Lots, Inc. 162,974
1,882 BJ's Restaurants, Inc.
a
114,783
281 Booking Holdings, Inc.
a
692,969
1,095 Bright Horizons Family Solutions,
Inc.
a
158,589
Shares Common Stock (43.9%) Value
Consumer Discretionary (5.5%) - continued
843 Brinker International, Inc.
a
$ 56,591
1,191 Brunswick Corporation 127,592
6,053 Burlington Stores, Inc.
a
1,975,276
22,700 Caesars Entertainment, Inc.
a
2,220,968
457 Camping World Holdings, Inc. 19,898
5,704 Carnival Corporation
a
159,484
1,119 Carvana Company
a
319,206
53 Cavco Industries, Inc.
a
11,100
36,702 Cedar Fair, LP
a
1,811,244
13,330 Chegg, Inc.
a
1,204,099
18,963 Chewy, Inc.
a,b
1,511,730
29,088 Chico's FAS, Inc.
a
87,264
1,884 Children's Place, Inc.
a
147,611
1,456 Chipotle Mexican Grill, Inc.
a
2,172,396
11,213 Choice Hotels International, Inc.
a
1,276,039
497 Churchill Downs, Inc. 105,116
95,576 Cooper-Standard Holdings, Inc.
a
2,775,527
1,897 Cracker Barrel Old Country Store,
Inc. 317,691
20,013 Crocs, Inc.
a
2,003,702
3,842 Culp, Inc. 54,364
14,218 D.R. Horton, Inc. 1,397,487
5,666 Dana, Inc. 143,350
2,037 Darden Restaurants, Inc. 298,869
595 Deckers Outdoor Corporation
a
201,229
1,018 Denny's Corporation
a
19,281
1,719 Designer Brands, Inc.
a
30,426
9,166 Dick's Sporting Goods, Inc. 756,928
2,456 Dillard's, Inc.
b
242,923
5,608 Domino's Pizza, Inc. 2,368,483
1,002 Dorman Products, Inc.
a
99,378
105,107 Duluth Holdings, Inc.
a
1,626,005
8,090 Emerald Holding, Inc.
a
45,385
813 Ethan Allen Interiors, Inc. 23,341
2,176 Etsy, Inc.
a
432,567
4,330 Expedia Group, Inc.
a
763,076
15,495 Farfetch, Ltd.
a
759,100
12,113 Five Below, Inc.
a
2,437,984
3,597 Foot Locker, Inc. 212,151
246 Fox Factory Holding Corporation
a
37,695
12,403 Gap, Inc. 410,539
1,437 Garmin, Ltd. 197,214
16,886 Gentex Corporation 594,049
3,592 Genuine Parts Company 448,892
4,480 G-III Apparel Group, Ltd.
a
145,555
5,684 Goodyear Tire & Rubber
Company
a
97,822
125 Graham Holdings Company 79,451
2,237 Grand Canyon Education, Inc.
a
242,245
2,033 Group 1 Automotive, Inc. 333,737
7,580 Guess ?, Inc. 204,963
17,889 Hanesbrands, Inc. 376,742
19,301 Harley-Davidson, Inc. 933,589
1,086 Helen of Troy, Ltd.
a
229,374
5,742 Home Depot, Inc. 1,858,513
6,605 IAA, Inc.
a
414,860
2,826 KB Home 136,298
808 Knoll, Inc. 19,311
25,055 Kohl's Corporation 1,469,726
5,080 L Brands, Inc.
a
334,772
5,651 Lear Corporation 1,038,880
48,684 Leggett & Platt, Inc. 2,418,134
6,293 Lithia Motors, Inc. 2,418,903
19,397 Lowe's Companies, Inc. 3,806,661
3,430 Lululemon Athletica, Inc.
a
1,149,976

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Consumer Discretionary (5.5%) - continued
1,995 M.D.C. Holdings, Inc. $ 117,027
1,462 M/I Homes, Inc.
a
101,931
27,946 Macy's, Inc.
a
463,345
4,369 Magnite, Inc.
a
174,978
3,060 Marriott International, Inc.
a
454,471
385 Marriott Vacations Worldwide
Corporation
a
68,388
22,716 Mattel, Inc.
a
487,485
3,766 McDonald's Corporation 889,077
307 Mercadolibre, Inc.
a
482,291
1,430 Meritage Homes Corporation
a
152,138
33,787 Miller Industries, Inc. 1,453,517
4,458 Mohawk Industries, Inc.
a
916,119
2,413 Nautilus, Inc.
a,b
40,442
6,614 NIKE, Inc. 877,149
600 Noodles & Company
a
7,251
25,866 Nordstrom, Inc.
a
948,765
7,544 Norwegian Cruise Line Holdings,
Ltd.
a,b
234,241
804 NVR, Inc.
a
4,034,552
9,319 Ollie's Bargain Outlet Holdings,
Inc.
a
859,864
4,442 Overstock.com, Inc.
a
362,023
6,253 Papa John's International, Inc. 604,790
20,285 Park Hotels & Resorts, Inc.
a
452,558
7,577 Penn National Gaming, Inc.
a
675,262
2,026 Perdoceo Education Corporation
a
23,623
29,772 Planet Fitness, Inc.
a
2,500,550
3,170 Playa Hotels and Resorts NV
a
23,331
282 Pool Corporation 119,151
5,501 PulteGroup, Inc. 325,219
613 Purple Innovation, Inc.
a
20,891
524 PVH Corporation
a
59,306
55,269 Qurate Retail, Inc. 657,701
1,083 RH
a
745,126
4,265 Ross Stores, Inc. 558,459
2,019 Royal Caribbean Cruises, Ltd.
a
175,552
6,105 Ruth's Hospitality Group, Inc.
a
159,402
28,700 Skyline Corporation
a
1,275,141
12,520 Sleep Number Corporation
a
1,400,863
18,983 Sony Group Corporation ADR 1,901,337
3,917 Standard Motor Products, Inc. 167,765
948 Stitch Fix, Inc.
a
41,067
47,472 Stoneridge, Inc.
a
1,578,444
1,001 Strategic Education, Inc. 75,135
25,718 Taylor Morrison Home Corporation
a
802,659
9,208 Tenneco, Inc.
a
92,725
3,254 Tesla, Inc.
a
2,308,518
17,279 Texas Roadhouse, Inc.
a
1,849,199
1,492 Thor Industries, Inc. 211,253
9,420 Toll Brothers, Inc. 590,634
374 TopBuild Corporation
a
83,170
12,466 Tri Pointe Homes, Inc.
a
296,940
14,840 TripAdvisor, Inc.
a
699,409
10,916 Tupperware Brands Corporation
a
266,023
4,688 Ulta Beauty, Inc.
a
1,543,993
2,179 Urban Outfitters, Inc.
a
78,226
846 Vail Resorts, Inc.
a
275,085
635 Whirlpool Corporation 150,146
197 Williams-Sonoma, Inc. 33,638
11,304 Wingstop, Inc. 1,790,667
39 Winmark Corporation 7,510
19,553 Wyndham Hotels & Resorts, Inc. 1,429,520
Shares Common Stock (43.9%) Value
Consumer Discretionary (5.5%) - continued
35,719 Zumiez, Inc.
a
$ 1,534,845
Total 108,268,065
Consumer Staples (1.4%)
2,284 Altria Group, Inc. 109,061
169 Andersons, Inc. 4,854
4,091 BJ's Wholesale Club Holdings,
Inc.
a
182,745
59 Boston Beer Company, Inc.
a
71,773
80 Church & Dwight Company, Inc. 6,859
6,694 Colgate-Palmolive Company 540,206
3,160 Costco Wholesale Corporation 1,175,804
37,309 Coty, Inc.
a
373,463
6,944 Darling Ingredients, Inc.
a
482,261
74,754 e.l.f. Beauty, Inc.
a
2,261,309
2,550 Flowers Foods, Inc. 61,098
285 General Mills, Inc. 17,345
27,719 Hain Celestial Group, Inc.
a
1,136,756
1,541 Hershey Company 253,186
1,549 Ingredion, Inc. 144,692
11,089 John B. Sanfilippo & Son, Inc. 974,723
6,189 Kimberly-Clark Corporation 825,118
34,645 Lamb Weston Holdings, Inc. 2,788,923
363 Medifast, Inc. 82,434
8,769 Monster Beverage Corporation
a
851,031
9,757 NewAge, Inc.
a
21,368
671 PepsiCo, Inc. 96,731
2,627 Performance Food Group
Company
a
154,205
45,267 Philip Morris International, Inc. 4,300,365
142,276 Primo Water Corporation 2,381,700
5,238 Procter & Gamble Company 698,854
921 Seneca Foods Corporation
a
42,421
303 Tootsie Roll Industries, Inc. 9,566
81,990 Turning Point Brands, Inc. 4,002,752
385 United Natural Foods, Inc.
a
14,191
3,368 US Foods Holding Corporation
a
139,637
790 Utz Brands, Inc. 23,147
987 Vector Group, Ltd. 12,880
28,034 Wal-Mart Stores, Inc. 3,922,237
23 WD-40 Company 5,721
Total 28,169,416
Energy (1.1%)
15,734 Antero Midstream Corporation 135,942
32,681 Antero Resources Corporation
a
294,783
86 APA Corporation 1,720
16,473 Archrock, Inc. 153,858
370 Bonanza Creek Energy, Inc.
a
12,243
47,747 BP plc ADR 1,201,315
121 Callon Petroleum Company
a,b
4,524
25,833 Centennial Resource
Development, Inc.
a
109,532
2,417 Chevron Corporation 249,120
12,012 Cimarex Energy Company 795,194
770 Clean Energy Fuels Corporation
a
8,470
4,503 CNX Resources Corporation
a
60,430
24,059 ConocoPhillips 1,230,377
1,440 CONSOL Energy, Inc.
a
12,643
6,006 Continental Resources, Inc.
a
163,603
5,364 Core Laboratories NV 151,158
48 Delek US Holdings, Inc. 1,139
151,055 Devon Energy Corporation 3,531,666
6,762 Diamondback Energy, Inc. 552,658

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Energy (1.1%) - continued
5,375 Dorian LPG, Ltd.
a
$ 71,434
14,868 EnLink Midstream, LLC 68,839
52,305 Enterprise Products Partners, LP 1,203,538
6,519 EOG Resources, Inc. 480,059
628 Evolution Petroleum Corporation 2,079
5,844 Exterran Corporation
a
19,168
13,056 Exxon Mobil Corporation 747,325
18,162 Gevo, Inc.
a,b
123,138
39,134 Halliburton Company 765,461
10,506 Helix Energy Solutions Group, Inc.
a
45,071
85,445 Helmerich & Payne, Inc. 2,189,955
9,173 HollyFrontier Corporation 321,055
49,186 Kinder Morgan, Inc. 838,621
2,093 Liberty Oilfield Services, Inc.
a
24,488
2,253 Magnolia Oil & Gas Corporation
a
25,369
23,494 Marathon Oil Corporation 264,542
17,476 Marathon Petroleum Corporation 972,539
414 Nabors Industries, Ltd.
a
33,472
88,003 Nine Energy Service, Inc.
a
173,366
899 Northern Oil and Gas, Inc.
a
13,018
14,536 Occidental Petroleum Corporation 368,633
4,026 Oceaneering International, Inc.
a
43,279
14,252 Patterson-UTI Energy, Inc. 96,344
11,273 Pioneer Natural Resources
Company 1,734,126
3,018 Plains GP Holdings, LP 28,309
5,502 ProPetro Holding Corporation
a
52,984
1,415 Renewable Energy Group, Inc.
a
78,561
259 Ring Energy, Inc.
a
557
19,236 Talos Energy, Inc.
a
215,251
2,232 Targa Resources Corporation 77,428
30,621 Transocean, Ltd.
a
98,600
241 TravelCenters of America, Inc.
a
6,625
7,332 Valero Energy Corporation 542,275
Total 20,395,884
Financials (7.3%)
124 1st Source Corporation 5,901
1,666 AG Mortgage Investment Trust,
Inc. 6,581
52,052 Air Lease Corporation 2,431,349
1,353 Alleghany Corporation
a
918,646
24,615 Ally Financial, Inc. 1,266,442
15,987 American Equity Investment Life
Holding Company 495,277
3,807 American Express Company 583,803
9,607 American Financial Group, Inc. 1,180,316
171 American National Group, Inc. 19,383
1,278 Ameriprise Financial, Inc. 330,235
15,884 Ameris Bancorp 859,166
31,267 Annaly Capital Management, Inc. 283,904
9,542 Apollo Commercial Real Estate
Finance, Inc. 145,134
34,720 Arch Capital Group, Ltd.
a
1,378,731
1,000 Argo Group International Holdings,
Ltd. 52,180
12,751 Arthur J. Gallagher & Company 1,848,257
2,187 Artisan Partners Asset
Management, Inc. 111,362
26,340 Associated Banc-Corp 576,583
62,454 Assured Guaranty, Ltd. 3,175,786
1,806 Bancorp, Inc.
a
40,102
115,223 Bank of America Corporation 4,669,988
1,648 Bank of Marin Bancorp 58,372
38,366 Bank of N.T. Butterfield & Son, Ltd. 1,504,715
Shares Common Stock (43.9%) Value
Financials (7.3%) - continued
3,585 BankFinancial Corporation $ 37,356
9,552 Banner Corporation 542,936
3,340 Berkshire Hathaway, Inc.
a
918,333
17,707 Berkshire Hills Bancorp, Inc. 392,918
1,371 BlackRock, Inc. 1,123,260
1,646 Blackstone Mortgage Trust, Inc. 53,479
52 BM Technologies, Inc.
a,c
485
519 BOK Financial Corporation 45,641
85,707 Bridgewater Bancshares, Inc.
a
1,449,305
7,691 Brighthouse Financial, Inc.
a
359,862
7,294 BrightSphere Investment Group 164,188
6,602 Brookline Bancorp, Inc. 106,292
1,454 Brown & Brown, Inc. 77,324
1,914 Byline Bancorp, Inc. 43,448
22,618 Capital One Financial Corporation 3,371,891
9,214 Central Pacific Financial
Corporation 248,317
41,769 Charles Schwab Corporation 2,940,538
21,446 Chimera Investment Corporation 281,800
10,276 Chubb, Ltd. 1,763,259
7,633 Cincinnati Financial Corporation 860,086
30,932 Citigroup, Inc. 2,203,596
6,214 Citizens Financial Group, Inc. 287,584
3,415 CME Group, Inc. 689,796
6,967 CNO Financial Group, Inc. 177,868
59,105 Columbia Banking System, Inc. 2,572,841
21,429 Comerica, Inc. 1,610,604
589 Commerce Bancshares, Inc. 45,830
10,467 Community Trust Bancorp, Inc. 466,410
745 Cowen, Inc. 29,420
277 Cullen/Frost Bankers, Inc. 33,257
3,406 Customers Bancorp, Inc.
a
117,575
281 Diamond Hill Investment Group,
Inc. 48,051
662 Dime Community Bancshares, Inc. 21,925
13,913 Discover Financial Services 1,586,082
4,566 East West Bancorp, Inc. 347,701
3,859 Ellington Residential Mortgage
REIT 48,006
433 Employers Holdings, Inc. 17,528
657 Encore Capital Group, Inc.
a
25,846
6,847 Enova International, Inc.
a
234,441
194 Enstar Group, Ltd.
a
48,729
39,659 Enterprise Financial Services
Corporation 1,948,447
77,453 Equitable Holdings, Inc. 2,651,216
3,454 Essent Group, Ltd. 181,611
17,541 Evercore, Inc. 2,458,020
233,520 Everi Holdings, Inc.
a
4,128,634
27,295 F.N.B. Corporation 351,833
2,235 FactSet Research Systems, Inc. 751,452
403 Federal Agricultural Mortgage
Corporation 41,453
6,273 Financial Institutions, Inc. 200,297
927 First American Financial
Corporation 59,791
12,692 First Bancorp/Puerto Rico 159,538
11,624 First Busey Corporation 290,368
11,230 First Financial Bancorp 275,247
3,631 First Financial Corporation 160,635
3,680 First Horizon Corporation 67,307
486 First Mid-Illinois Bancshares, Inc. 21,160
11,559 First Midwest Bancorp, Inc. 242,392
445 First of Long Island Corporation 9,474
2,115 First Republic Bank 387,553

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Financials (7.3%) - continued
13,424 Flagstar Bancorp, Inc. $ 624,753
587 Flushing Financial Corporation 13,659
35,327 Fulton Financial Corporation 602,325
21,832 Glacier Bancorp, Inc. 1,286,996
1,568 GoHealth, Inc.
a
18,706
10,281 Granite Point Mortgage Trust, Inc. 136,120
9,592 Great Southern Bancorp, Inc. 541,085
4,914 Great Western Bancorp, Inc. 162,408
10,911 Hamilton Lane, Inc. 986,900
29,000 Hancock Whitney Corporation 1,340,960
6,696 Hanmi Financial Corporation 135,929
5,374 Hanover Insurance Group, Inc. 743,278
62,778 Heartland Financial USA, Inc. 3,155,850
10,016 Heritage Commerce Corporation 120,893
797 Hilltop Holdings, Inc. 28,054
2,240 HomeStreet, Inc. 91,482
6,985 Hometrust Bancshares, Inc. 191,389
54,159 Hope Bancorp, Inc. 812,927
6,594 Horizon Bancorp, Inc. 120,934
8,587 Independent Bank Corporation 202,310
2,708 Invesco Mortgage Capital, Inc. 10,561
20,870 Invesco, Ltd. 563,490
34,923 J.P. Morgan Chase & Company 5,371,507
32,809 James River Group Holdings, Ltd. 1,545,632
8,729 Jefferies Financial Group, Inc. 283,780
47,799 KeyCorp 1,040,106
16,065 Kinsale Capital Group, Inc. 2,795,471
444 KKR Real Estate Finance Trust,
Inc. 9,368
7,039 Ladder Capital Corporation 83,694
2,830 Lakeland Bancorp, Inc. 51,308
10,396 Lincoln National Corporation 666,695
3,361 Loews Corporation 187,376
110 Markel Corporation
a
129,406
151 MarketAxess Holdings, Inc. 73,757
8,305 Marsh & McLennan Companies,
Inc. 1,126,988
2,961 Mercantile Bank Corporation 95,581
3,207 Meridian Bancorp, Inc. 70,907
7,902 MetLife, Inc. 502,804
24,997 MFA Financial, Inc. 109,987
4,405 Midland States Bancorp, Inc. 124,133
11,150 MidWestOne Financial Group, Inc. 351,894
1,197 Moody's Corporation 391,072
36,608 Morgan Stanley 3,021,990
4,954 Mr. Cooper Group, Inc.
a
170,814
3,643 MSCI, Inc. 1,769,660
182 National Western Life Group, Inc. 41,733
14,976 Navient Corporation 252,046
355 NBT Bancorp, Inc. 13,451
43,058 New York Community Bancorp,
Inc. 514,974
9,289 New York Mortgage Trust, Inc. 42,637
912 Newmark Group, Inc. 9,804
3,961 NMI Holdings, Inc.
a
102,352
5,159 Northern Trust Corporation 587,094
4,030 OFG Bancorp 95,471
10,888 Old National Bancorp 205,783
120 Old Republic International
Corporation 2,954
3,442 Old Second Bancorp, Inc. 45,469
1,005 OneMain Holdings, Inc. 57,154
174 Oppenheimer Holdings, Inc. 8,904
14,411 PacWest Bancorp 625,582
Shares Common Stock (43.9%) Value
Financials (7.3%) - continued
269 Peapack-Gladstone Financial
Corporation $ 8,608
1,448 Peoples Bancorp, Inc. 48,407
20,770 Popular, Inc. 1,536,149
12,150 Premier Financial Corporation 383,818
14,394 Primerica, Inc. 2,299,729
2,786 PROG Holdings, Inc. 141,919
1,878 Prosperity Bancshares, Inc. 137,770
7,859 QCR Holdings, Inc. 378,961
44,953 Radian Group, Inc. 1,107,642
17,887 Raymond James Financial, Inc. 2,339,262
15,025 Redwood Trust, Inc. 166,928
6,108 Regions Financial Corporation 133,154
5,450 Reinsurance Group of America,
Inc. 711,388
1,542 RenaissanceRe Holdings, Ltd. 260,305
381 RLI Corporation 42,466
3,072 S&P Global, Inc. 1,199,278
1,370 Safety Insurance Group, Inc. 112,381
69,225 Seacoast Banking Corporation of
Florida
a
2,516,329
8,632 SEI Investments Company 530,350
10,386 Selective Insurance Group, Inc. 790,790
6,097 Signature Bank 1,533,456
970 Southside Bancshares, Inc. 38,946
6,429 Starwood Property Trust, Inc. 165,997
1,125 Stifel Financial Corporation 77,839
41,385 Synovus Financial Corporation 1,939,301
4,441 T. Rowe Price Group, Inc. 795,827
1,439 Territorial Bancorp, Inc. 36,191
8,355 TMX Group, Ltd. 920,705
64 Tompkins Financial Corporation 5,002
6,663 Torchmark Corporation 682,891
2,669 Towne Bank 82,686
8,560 TPG RE Finance Trust, Inc. 106,658
2,793 TriCo Bancshares 129,260
27,986 Triumph Bancorp, Inc.
a
2,480,399
29,330 Truist Financial Corporation 1,739,562
8,890 TrustCo Bank Corporation 65,030
2,964 Trustmark Corporation 96,063
17,685 Two Harbors Investment
Corporation 137,943
56,523 Umpqua Holdings Corporation 1,053,589
5,240 United Bankshares, Inc. 205,775
532 Universal Insurance Holdings, Inc. 7,421
872 Univest Financial Corporation 24,355
28,768 Unum Group 812,984
18,406 Valley National Bancorp 253,451
4,417 Voya Financial, Inc. 299,561
203 Walker & Dunlop, Inc. 22,503
1,652 Washington Trust Bancorp, Inc. 84,335
87,364 Wells Fargo & Company 3,935,748
3,510 WesBanco, Inc. 127,378
163 Westamerica Bancorporation 10,334
79,795 Western Alliance Bancorp 8,384,061
10,174 Western Asset Mortgage Capital
Corporation 32,150
155 Westwood Holdings Group, Inc. 2,804
9,423 Wintrust Financial Corporation 726,513
45,078 Zions Bancorporations NA 2,515,352
3,877 Zurich Insurance Group AG 1,590,572
Total 142,161,072
Health Care (6.2%)
4,922 Abbott Laboratories 591,034

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Health Care (6.2%) - continued
10,077 AbbVie, Inc. $ 1,123,586
65,609 ACADIA Pharmaceuticals, Inc.
a
1,348,921
376 Acceleron Pharma, Inc.
a
46,989
40,466 Adaptive Biotechnologies
Corporation
a
1,683,386
1,324 ADMA Biologics, Inc.
a,b
2,595
2,312 Adverum Biotechnologies, Inc.
a
9,017
1,130 Align Technology, Inc.
a
672,949
206 Allakos, Inc.
a
22,479
1,415 Altimmune, Inc.
a
20,475
2,815 Amedisys, Inc.
a
759,628
5,988 Amgen, Inc. 1,434,964
25,039 AMN Healthcare Services, Inc.
a
1,985,593
656 AnaptysBio, Inc.
a
15,318
6,364 Anthem, Inc. 2,414,438
154,869 Ardelyx, Inc.
a
1,132,092
5,016 Arena Pharmaceuticals, Inc.
a
344,248
6,575 Argenx SE ADR
a
1,885,118
2,358 Arrowhead Research Corporation
a
171,568
12,386 Ascendis Pharma AS ADR
a
1,795,598
1,575 Atara Biotherapeutics, Inc.
a
22,145
1,076 Athenex, Inc.
a
4,315
73 Atrion Corporation 46,618
24,275 Axonics Modulation Technologies,
Inc.
a
1,527,626
3,652 Becton, Dickinson and Company 908,654
6,883 Biogen, Inc.
a
1,840,032
36,140 Biohaven Pharmaceutical Holding
Company, Ltd.
a
2,714,114
172 Bio-Rad Laboratories, Inc.
a
108,382
8,419 Bio-Techne Corporation 3,599,038
728 BioXcel Therapeutics, Inc.
a,b
24,730
634 Bristol-Myers Squibb Company 39,574
598 Bruker Corporation 40,975
5,834 Catalent, Inc.
a
656,150
16,944 Centene Corporation
a
1,046,123
6,179 Cerner Corporation 463,734
2,771 Charles River Laboratories
International, Inc.
a
921,219
545 Chemed Corporation 259,752
9,168 Cigna Holding Company 2,282,924
232 Co-Diagnostics, Inc.
a,b
2,056
2,488 Cooper Companies, Inc. 1,022,294
2,938 CryoLife, Inc.
a
85,731
16,284 CVS Health Corporation 1,244,098
1,228 CytomX Therapeutics, Inc.
a
11,494
531 Danaher Corporation 134,842
6,996 Dexcom, Inc.
a
2,701,156
1,200 Editas Medicine, Inc.
a
44,412
11,991 Edwards Lifesciences Corporation
a
1,145,380
5,680 Endo International plc
a
32,546
48 Fate Therapeutics, Inc.
a
4,195
1,184 FibroGen, Inc.
a
26,427
557 Generation Bio Company
a
20,308
11,537 Gilead Sciences, Inc. 732,253
23,640 GlaxoSmithKline plc ADR
b
882,718
3,712 Global Blood Therapeutics, Inc.
a
151,375
34,668 GoodRx Holdings, Inc.
a,b
1,387,067
22,970 Guardant Health, Inc.
a
3,651,771
3,263 Haemonetics Corporation
a
219,469
33,474 Halozyme Therapeutics, Inc.
a
1,672,026
8,852 HCA Healthcare, Inc. 1,779,783
2,547 HealthEquity, Inc.
a
193,496
4,516 Hill-Rom Holdings, Inc. 497,754
1,075 Humana, Inc. 478,633
Shares Common Stock (43.9%) Value
Health Care (6.2%) - continued
18 ICU Medical, Inc.
a
$ 3,749
1,874 Illumina, Inc.
a
736,182
25,037 Immunocore Holdings plc ADR
a
1,010,493
2,033 ImmunoGen, Inc.
a
16,386
21,066 InMode, Ltd.
a
1,818,628
9,124 Inspire Medical Systems, Inc.
a
2,160,746
8,365 Insulet Corporation
a
2,469,515
1,453 Integra LifeSciences Holdings
Corporation
a
107,638
721 Intuitive Surgical, Inc.
a
623,665
2,510 Invitae Corporation
a,b
87,599
9,207 Ionis Pharmaceuticals, Inc.
a
394,244
3,894 IQVIA Holding, Inc.
a
913,883
29,149 Johnson & Johnson 4,743,417
734 Kura Oncology, Inc.
a
19,767
309 Kymera Therapeutics, Inc.
a
14,075
1,328 Laboratory Corporation of America
Holdings
a
353,075
1,119 Lannett Company, Inc.
a
4,890
100,714 Lantheus Holdings, Inc.
a
2,386,922
30,517 LHC Group, Inc.
a
6,355,776
35,084 Medtronic plc 4,593,197
41,696 Merck & Company, Inc. 3,106,352
272 Mettler-Toledo International, Inc.
a
357,223
154 Mirati Therapeutics, Inc.
a
25,598
1,478 Moderna, Inc.
a
264,296
3,821 Molina Healthcare, Inc.
a
974,737
17,457 Natera, Inc.
a
1,920,619
3,569 National Healthcare Corporation 250,936
579 Nektar Therapeutics
a
11,354
1,220 Neogen Corporation
a
117,132
19,099 Nevro Corporation
a
3,300,498
1,520 NextGen Healthcare, Inc.
a
27,831
151 Novavax, Inc.
a
35,776
4,305 Novo Nordisk AS ADR 318,355
14,162 NuVasive, Inc.
a
1,011,875
2,665 Olink Holding AB ADR
a
93,808
1,811 Omnicell, Inc.
a
262,631
10,411 OPKO Health, Inc.
a,b
42,685
573 Orthifix Medical, Inc.
a
25,413
510 Owens & Minor, Inc. 18,406
16,727 Phreesia, Inc.
a
865,622
876 Precigen, Inc.
a
6,776
3,855 Premier, Inc. 136,274
23,287 Pulmonx Corporation
a
1,094,722
773 Quidel Corporation
a
81,003
1,372 Reata Pharmaceuticals, Inc.
a
139,121
7,011 Repligen Corporation
a
1,484,299
270 Replimune Group, Inc.
a
9,879
709 Sage Therapeutics, Inc.
a
55,841
3,491 Sarepta Therapeutics, Inc.
a
247,302
141 Seres Therapeutics, Inc.
a
2,934
27,887 Silk Road Medical, Inc.
a
1,705,011
5,208 Stryker Corporation 1,367,777
282 Surmodics, Inc.
a
15,084
39,613 Syneos Health, Inc.
a
3,361,163
287 Tabula Rasa HealthCare, Inc.
a
13,650
50,908 Tactile Systems Technology, Inc.
a
2,917,028
1,692 Teladoc Health, Inc.
a
291,616
6,332 Teleflex, Inc. 2,675,143
2,137 Tenet Healthcare Corporation
a
126,639
4,271 Thermo Fisher Scientific, Inc. 2,008,352
17,558 Travere Therapeutics, Inc.
a
434,034
702 U.S. Physical Therapy, Inc. 78,940
28 Ultragenyx Pharmaceutical, Inc.
a
3,126

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Health Care (6.2%) - continued
3,490 UnitedHealth Group, Inc. $ 1,391,812
3,469 Vaxart, Inc.
a,b
37,396
11,199 VBI Vaccines, Inc.
a
35,277
6,529 Veeva Systems, Inc.
a
1,844,116
33,700 Viatris, Inc.
a
448,210
113,330 Viemed Healthcare, Inc.
a
1,140,100
1,272 ViewRay, Inc.
a
6,118
791 Vocera Communications, Inc.
a
28,610
19,719 Vor BioPharma, Inc.
a
555,681
830 VYNE Therapeutics, Inc.
a
4,100
555 Waters Corporation
a
166,428
3,977 Zimmer Biomet Holdings, Inc. 704,565
14,664 Zoetis, Inc. 2,537,312
22,638 Zymeworks, Inc.
a
736,188
Total 121,824,006
Industrials (7.1%)
9,156 Advanced Drainage Systems, Inc. 1,022,359
6,264 AECOM
a
416,118
2,058 Allegion plc 276,554
70,004 Altra Industrial Motion Corporation 4,130,936
45 AMERCO 26,848
8,516 AMETEK, Inc. 1,149,064
1,425 Apogee Enterprises, Inc. 50,060
1,459 Armstrong World Industries, Inc. 151,225
48,229 ASGN, Inc.
a
5,072,726
9,275 AZZ, Inc. 488,236
74,487 Badger Daylighting, Ltd. 2,519,765
5,421 Bloom Energy Corporation
a
140,783
2,691 Boeing Company
a
630,528
16,274 Carlisle Companies, Inc. 3,118,912
13,192 CBIZ, Inc.
a
443,119
20,803 Chart Industries, Inc.
a
3,341,586
74 Copart, Inc.
a
9,214
1,317 CRA International, Inc. 105,702
28,435 Crane Company 2,674,596
6,073 CSW Industrials, Inc. 822,345
11,515 CSX Corporation 1,160,136
52 Cummins, Inc. 13,106
28,145 Curtiss-Wright Corporation 3,599,746
40,018 Delta Air Lines, Inc.
a
1,877,645
928 Douglas Dynamics, Inc. 41,509
729 Dycom Industries, Inc.
a
68,388
4,571 Eaton Corporation plc 653,333
5,779 EMCOR Group, Inc. 692,324
6,727 Emerson Electric Company 608,726
10,470 Encore Wire Corporation 781,900
1,598 Expeditors International of
Washington, Inc. 175,556
1,545 Exponent, Inc. 148,830
9,494 Forrester Research, Inc.
a
412,514
33,774 Forward Air Corporation 2,981,906
16,551 FuelCell Energy, Inc.
a
160,710
2,778 GATX Corporation 271,438
6,163 Generac Holdings, Inc.
a
1,996,504
13,593 General Dynamics Corporation 2,585,796
4,451 Gorman-Rupp Company 153,649
4,664 GrafTech International, Ltd. 59,326
1,981 Greenbrier Companies, Inc. 93,582
5,259 Heico Corporation 740,467
27,397 Helios Technologies, Inc. 1,980,255
7,862 Honeywell International, Inc. 1,753,541
104,679 Howmet Aerospace, Inc.
a
3,345,541
6,210 Hubbell, Inc. 1,192,382
701 ICF International, Inc. 63,833
Shares Common Stock (43.9%) Value
Industrials (7.1%) - continued
9,926 IDEX Corporation $ 2,225,409
4,397 Illinois Tool Works, Inc. 1,013,333
19 Insperity, Inc. 1,663
343 International Seaways, Inc. 6,064
286 JB Hunt Transport Services, Inc. 48,823
7,372 JetBlue Airways Corporation
a
150,094
260 John Bean Technologies
Corporation 37,799
45,507 Johnson Controls International plc 2,836,906
3,944 Kansas City Southern 1,152,476
636 Kimball International, Inc. 9,273
11,543 L3Harris Technologies, Inc. 2,415,142
6,563 Landstar System, Inc. 1,130,674
981 Lennox International, Inc. 328,969
34,851 Lincoln Electric Holdings, Inc. 4,462,671
2,709 Lockheed Martin Corporation 1,030,937
30,853 Manpower, Inc. 3,729,819
967 Masonite International
Corporation
a
122,122
28,958 Mercury Systems, Inc.
a
2,178,800
136,471 Meritor, Inc.
a
3,688,811
3,579 Mesa Air Group, Inc.
a
40,300
32,914 Middleby Corporation
a
5,967,967
7,673 MSC Industrial Direct Company,
Inc. 691,798
44,813 NAPCO Security Technologies,
Inc.
a
1,492,721
945 Nordson Corporation 199,782
1,880 Norfolk Southern Corporation 524,971
2,332 Northrop Grumman Corporation 826,554
13,795 Nutrien, Ltd. 761,346
7,969 Old Dominion Freight Line, Inc. 2,054,488
9,804 Otis Worldwide Corporation 763,438
6,815 Parker-Hannifin Corporation 2,138,615
24,540 Pitney Bowes, Inc. 183,314
1,909 Primoris Services Corporation 62,348
2,372 Quad/Graphics, Inc.
a
8,539
38,991 Ranpak Holdings Corporation
a
749,797
62,869 Raven Industries, Inc. 2,553,739
18,032 Raytheon Technologies
Corporation 1,500,984
5,692 RBC Bearings, Inc.
a
1,135,156
36,640 Regal-Beloit Corporation 5,291,915
30,576 Rush Enterprises, Inc. 1,509,231
2,356 Ryder System, Inc. 188,103
5,081 Saia, Inc.
a
1,191,495
9,978 Simpson Manufacturing Company,
Inc. 1,124,521
2,636 SkyWest, Inc.
a
130,904
5,595 Smith & Wesson Brands, Inc. 97,353
1,303 Snap-On, Inc. 309,593
16,766 Southwest Airlines Company
a
1,052,570
2,284 Spirit Airlines, Inc.
a
81,813
10,832 Standex International Corporation 1,027,090
1,512 Sterling Construction Company,
Inc.
a
31,525
63,775 Summit Materials, Inc.
a
1,836,082
24,796 Sun Country Airlines Holdings,
Inc.
a
1,009,197
452 Sunrun, Inc.
a
22,148
2,258 Technip Energies NV ADR
a
32,086
686 Teledyne Technologies, Inc.
a
307,157
1,319 Tetra Tech, Inc. 168,344
914 Thermon Group Holdings, Inc.
a
17,457
12,165 Timken Company 1,020,279

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Industrials (7.1%) - continued
34 Toro Company $ 3,896
3,144 Trane Technologies plc 546,522
23,973 TransUnion 2,507,336
11,435 Trex Company, Inc.
a
1,234,866
10,256 TriMas Corporation
a
326,551
7,371 Tutor Perini Corporation 118,673
646 UniFirst Corporation 144,827
3,892 Union Pacific Corporation 864,374
11,086 United Parcel Service, Inc. 2,259,992
18,541 United Rentals, Inc.
a
5,932,193
3,573 Valmont Industries, Inc. 881,995
2,056 Verisk Analytics, Inc. 386,939
2,247 Waste Connections, Inc. 267,640
2,203 Watsco, Inc. 645,171
252 Watts Water Technologies, Inc. 31,387
4,815 Werner Enterprises, Inc. 222,597
26,251 WESCO International, Inc.
a
2,407,742
17,886 Willdan Group, Inc.
a
682,709
2,345 Woodward, Inc. 293,148
542 XPO Logistics, Inc.
a
75,403
2,251 Xylem, Inc. 249,073
Total 138,960,858
Information Technology (8.3%)
1,492 3D Systems Corporation
a
32,138
3,695 Accenture plc 1,071,439
2,509 Adobe, Inc.
a
1,275,425
75 ADTRAN, Inc. 1,282
12,425 Advanced Energy Industries, Inc. 1,370,602
36,756 Agilysys, Inc.
a
1,852,870
9,122 Alliance Data Systems Corporation 1,075,028
859 Ambarella, Inc.
a
83,744
27,777 Amphenol Corporation 1,870,503
787 Analog Devices, Inc. 120,537
61,325 Anaplan, Inc.
a
3,658,036
2,659 ANSYS, Inc.
a
972,290
66,911 Apple, Inc. 8,796,120
1,353 Aspen Technology, Inc.
a
177,027
1,048 Automatic Data Processing, Inc. 195,966
13,033 Avalara, Inc.
a
1,846,906
25,286 Axcelis Technologies, Inc.
a
1,050,128
28,238 Bandwidth, Inc.
a,b
3,733,064
3,118 Belden, Inc. 134,947
5,102 Benchmark Electronics, Inc. 153,162
63,393 BigCommerce Holdings, Inc.
a
3,799,776
10,688 Bill.com Holdings, Inc.
a
1,652,685
6,835 Blackline, Inc.
a
793,270
103 Broadcom, Ltd. 46,989
602 Broadridge Financial Solutions,
Inc. 95,495
170 CACI International, Inc.
a
43,326
35,635 Calix, Inc.
a
1,507,004
5,672 CDK Global, Inc. 303,963
2,925 CDW Corporation 521,615
34,968 Ciena Corporation
a
1,764,835
89,331 Cisco Systems, Inc. 4,547,841
9,646 Cognex Corporation 830,714
25,324 Computer Services, Inc. 1,544,764
432 Concentrix Corporation
a
67,124
4,719 Coupa Software, Inc.
a
1,269,600
3,957 Cree, Inc.
a
393,405
1,778 CTS Corporation 57,821
15,224 Descartes Systems Group, Inc.
a
975,249
3,306 Diebold Nixdorf, Inc.
a
49,623
241 Digimarc Corporation
a
8,129
Shares Common Stock (43.9%) Value
Information Technology (8.3%) - continued
8,015 DocuSign, Inc.
a
$ 1,786,864
38,975 Dolby Laboratories, Inc. 3,954,793
18 Domo, Inc.
a
1,157
23,929 Dropbox, Inc.
a
614,975
979 DSP Group, Inc.
a
13,598
598 Ebix, Inc. 18,006
21,885 Elastic NV
a
2,639,769
17,715 Endava plc ADR
a
1,603,916
5,405 Enphase Energy, Inc.
a
752,646
3,013 EPAM Systems, Inc.
a
1,379,201
3,062 ePlus, Inc.
a
307,302
13,661 Euronet Worldwide, Inc.
a
1,959,397
8,009 Eventbrite, Inc.
a
188,772
911 ExlService Holdings, Inc.
a
84,158
2,877 eXp World Holdings, Inc.
a,b
98,854
2,378 F5 Networks, Inc.
a
444,115
512 First Solar, Inc.
a
39,183
19,006 Five9, Inc.
a
3,572,558
3,790 FleetCor Technologies, Inc.
a
1,090,459
7,264 Global Payments, Inc. 1,559,072
11,895 Health Catalyst, Inc.
a,b
688,721
5,840 HP, Inc. 199,202
1,712 HubSpot, Inc.
a
901,282
2,165 Intuit, Inc. 892,326
6,139 Jack Henry & Associates, Inc. 999,613
2,151 KLA-Tencor Corporation 678,318
2,303 Lam Research Corporation 1,428,896
21,429 Lattice Semiconductor
Corporation
a
1,078,093
5,750 Littelfuse, Inc. 1,525,130
24,543 LivePerson, Inc.
a
1,341,275
18,045 LiveRamp Holding, Inc.
a
883,844
25,240 Lumentum Holdings, Inc.
a
2,146,662
1,214 Manhattan Associates, Inc.
a
166,609
4,660 Mastercard, Inc. 1,780,400
1,895 MAXIMUS, Inc. 173,658
274 MaxLinear, Inc.
a
9,861
96,760 Medallia, Inc.
a
2,853,452
3,674 Micron Technology, Inc.
a
316,221
50,273 Microsoft Corporation 12,677,845
31 MicroStrategy, Inc.
a
20,372
19,468 MKS Instruments, Inc. 3,486,914
12,438 Monolithic Power Systems, Inc. 4,494,844
2,936 Motorola Solutions, Inc. 552,849
40,320 National Instruments Corporation 1,669,651
264 NetApp, Inc. 19,718
3,532 Nice, Ltd. ADR
a
852,024
6,344 Nova Measuring Instruments, Ltd.
a
598,683
5,253 Novanta, Inc.
a
691,873
59,286 Nuance Communications, Inc.
a
3,152,237
2,548 NVIDIA Corporation 1,529,768
5,616 Okta, Inc.
a
1,514,635
26,292 Oracle Corporation 1,992,671
4,617 Palo Alto Networks, Inc.
a
1,631,602
4,121 Paychex, Inc. 401,756
3,203 Paycom Software, Inc.
a
1,231,265
1,717 Paylocity Holding Corporation
a
331,793
8,296 PayPal Holdings, Inc.
a
2,175,958
4,051 Plantronics, Inc.
a
162,000
3,080 Plug Power, Inc.
a
87,811
466 Progress Software Corporation 20,346
11,438 Q2 Holdings, Inc.
a
1,189,781
3,628 QAD, Inc. 256,463
5,734 Qorvo, Inc.
a
1,078,967
20,557 QUALCOMM, Inc. 2,853,312

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Information Technology (8.3%) - continued
5,831 Rogers Corporation
a
$ 1,141,943
16,810 SailPoint Technologies Holdings,
Inc.
a
820,832
4,629 Salesforce.com, Inc.
a
1,066,151
1,581 Samsung Electronics Company,
Ltd. GDR 2,880,692
2,415 ScanSource, Inc.
a
73,006
5,867 Semtech Corporation
a
397,431
1,464 ServiceNow, Inc.
a
741,326
46,790 Sierra Wireless, Inc.
a
708,869
1,152 Silicon Laboratories, Inc.
a
162,374
5,913 SiTime Corporation
a
547,248
395 Solaredge Technology, Ltd.
a
104,098
17,855 Sprout Social, Inc.
a
1,183,608
5,888 Square, Inc.
a
1,441,500
33,958 STMicroelectronics NV ADR 1,266,294
640 SunPower Corporation
a
16,442
928 SYNNEX Corporation 112,474
1,598 TE Connectivity, Ltd. 214,883
19,632 Texas Instruments, Inc. 3,543,772
1,393 Trade Desk, Inc.
a
1,015,929
222,023 TTM Technologies, Inc.
a
3,330,345
540 Tyler Technologies, Inc.
a
229,424
1,334 Unisys Corporation
a
32,016
424 Vertex, Inc.
a
8,662
1,237 ViaSat, Inc.
a,b
64,064
3,729 Visa, Inc. 870,945
4,003 VMware, Inc.
a,b
643,803
5,628 Western Digital Corporation
a
397,506
32,855 Workiva, Inc.
a
3,088,370
8,320 Xerox Holdings Corporation 200,845
4,495 Zscaler, Inc.
a
843,442
Total 161,740,232
Materials (1.8%)
57 AdvanSix, Inc.
a
1,658
4,414 Allegheny Technologies, Inc.
a
102,670
3,303 AptarGroup, Inc. 498,125
7,050 Ashland Global Holdings, Inc. 607,780
1,190 Avery Dennison Corporation 254,862
43,914 Axalta Coating Systems, Ltd.
a
1,400,417
136 Balchem Corporation 17,298
9,858 Ball Corporation 923,103
493 Cabot Corporation 27,056
56,831 Carpenter Technology Corporation 2,152,190
1,686 Celanese Corporation 264,112
40,248 CF Industries Holdings, Inc. 1,957,260
10,724 Chemours Company 323,865
5,735 Cleveland-Cliffs, Inc.
a,b
102,427
13,019 Coeur Mining, Inc.
a
105,194
133 DMC Global, Inc.
a
7,182
2,124 Eagle Materials, Inc.
a
293,409
19,302 Eastman Chemical Company 2,227,258
3,090 Ecolab, Inc. 692,531
108,001 Element Solutions, Inc. 2,363,062
6,790 Ferroglobe Representation &
Warranty Insurance Trust
a,c
1
2,194 FMC Corporation 259,419
2,588 Ingevity Corporation
a
202,071
15,901 Innospec, Inc. 1,548,916
221,226 Ivanhoe Mines, Ltd.
a
1,560,452
7,503 Kaiser Aluminum Corporation 903,886
1,051 Koppers Holdings, Inc.
a
34,935
7,300 LyondellBasell Industries NV 757,302
8,979 Martin Marietta Materials, Inc. 3,170,664
Shares Common Stock (43.9%) Value
Materials (1.8%) - continued
2,224 Materion Corporation $ 157,481
3,777 Minerals Technologies, Inc. 295,135
6,311 Myers Industries, Inc. 142,376
5,533 Neenah, Inc. 294,190
125 NewMarket Corporation 43,324
23,547 Nucor Corporation 1,936,976
9,269 Olin Corporation 398,845
855 Olympic Steel, Inc. 24,838
99 PPG Industries, Inc. 16,953
9,370 Quaker Chemical Corporation 2,270,819
190 Reliance Steel & Aluminum
Company 30,459
865 RPM International, Inc. 82,037
3,838 Ryerson Holding Corporation
a
60,947
5,731 Sensient Technologies Corporation 471,317
20,808 Steel Dynamics, Inc. 1,128,210
8,592 SunCoke Energy, Inc. 57,996
29,042 UFP Technologies, Inc.
a
1,453,843
14,233 United States Lime & Minerals, Inc. 1,966,716
1,856 United States Steel Corporation 42,707
8,912 W. R. Grace & Company 612,522
Total 34,246,796
Real Estate (2.5%)
26,787 Agree Realty Corporation 1,884,733
939 Alector, Inc.
a
18,310
4,254 Alexandria Real Estate Equities,
Inc. 770,399
66,822 American Campus Communities,
Inc. 3,021,023
760 Apartment Income REIT
Corporation 34,314
979 Apartment Investment &
Management Company 6,794
2,505 Armada Hoffler Properties, Inc. 34,143
4,671 AvalonBay Communities, Inc. 896,832
382 Bluegreen Vacations Holding
Corporations
a
7,075
20,084 Camden Property Trust 2,419,720
14,891 CareTrust REIT, Inc. 360,064
34,325 CBRE Group, Inc.
a
2,924,490
2,951 Cedar Realty Trust, Inc. 46,773
660 Centerspace 46,457
18,488 Colliers International Group, Inc. 1,994,485
1,281 Colony Credit Real Estate, Inc. 11,132
1,529 Community Healthcare Trust, Inc. 77,857
1,321 Corepoint Lodging, Inc.
a
13,197
2,206 CoStar Group, Inc.
a
1,884,873
4,897 CubeSmart 207,339
69,111 Cushman and Wakefield plc
a
1,174,887
4,165 Digital Realty Trust, Inc. 642,701
2,158 Diversified Healthcare Trust 9,528
14,392 Douglas Emmett, Inc. 482,708
13,656 Duke Realty Corporation 635,277
3,660 EastGroup Properties, Inc. 580,696
9,470 EPR Properties
a
451,814
39,610 Essential Properties Realty Trust,
Inc. 1,037,386
970 Essex Property Trust, Inc. 281,804
4,472 Extra Space Storage, Inc. 664,942
2,182 Farmland Partners, Inc. 29,086
25,155 First Industrial Realty Trust, Inc. 1,251,964
7,513 FirstService Corporation 1,218,984
26,335 Four Corners Property Trust, Inc. 760,291
3,435 Getty Realty Corporation 108,477

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Real Estate (2.5%) - continued
1,809 Gladstone Commercial
Corporation $ 38,061
8,986 Gladstone Land Corporation 188,616
1,132 Global Medical REIT, Inc. 16,256
19,210 Healthcare Realty Trust, Inc. 617,794
21,516 Healthcare Trust of America, Inc. 631,925
778 Highwoods Properties, Inc. 34,847
80,587 Host Hotels & Resorts, Inc.
a
1,463,460
74,417 Independence Realty Trust, Inc. 1,253,182
8,158 Industrial Logistics Properties Trust 202,318
3,560 Innovative Industrial Properties,
Inc. 651,943
742 Iron Mountain, Inc. 29,769
3,099 Jones Lang LaSalle, Inc.
a
582,333
19,721 Kilroy Realty Corporation 1,351,677
3,140 Lexington Realty Trust 38,434
4,915 Life Storage, Inc. 472,135
24,797 Medical Properties Trust, Inc. 546,774
35,458 MGIC Investment Corporation 540,380
495 National Health Investors, Inc. 36,338
13,413 National Retail Properties, Inc. 622,631
55,225 National Storage Affiliates Trust 2,509,424
28,912 New Residential Investment
Corporation 309,937
2,475 New Senior Investment Group, Inc. 16,385
11,195 NexPoint Residential Trust, Inc. 561,541
6,861 Omega Healthcare Investors, Inc. 260,718
2,383 One Liberty Properties, Inc. 59,265
3,150 Preferred Apartment Communities,
Inc. 32,130
3,395 Public Storage, Inc. 954,538
21,266 Rayonier, Inc. REIT 771,530
9,666 Realty Income Corporation 668,404
2,035 Redfin Corporation
a
144,037
37,789 Rexford Industrial Realty, Inc. 2,099,179
225 RMR Group, Inc. 8,906
18,866 Sabra Health Care REIT, Inc. 342,795
4,147 SBA Communications Corporation 1,242,939
59,469 Service Properties Trust 732,361
85 SL Green Realty Corporation 6,291
6,127 Spirit Realty Capital, Inc. 291,278
8,631 STAG Industrial, Inc. 315,118
5,907 Store Capital Corporation 211,412
143,256 Sunstone Hotel Investors, Inc.
a
1,885,249
14,106 UDR, Inc. 655,224
1,193 UMH Properties, Inc. 25,685
82 Universal Health Realty Income
Trust 5,490
2,188 WP Carey, Inc. 163,859
Total 49,583,123
Utilities (0.8%)
9,336 AES Corporation 259,728
950 ALLETE, Inc. 66,842
16,354 Alliant Energy Corporation 918,604
7,542 American Electric Power
Company, Inc. 669,051
1,308 American States Water Company 103,581
2,355 Artesian Resources Corporation 95,260
3,715 Black Hills Corporation 256,261
33,453 CenterPoint Energy, Inc. 819,264
291 Chesapeake Utilities Corporation 34,489
2,120 Consolidated Water Company,
Ltd. 24,952
1,846 DTE Energy Company 258,477
Shares Common Stock (43.9%) Value
Utilities (0.8%) - continued
17,042 Duke Energy Corporation $ 1,715,959
18,606 Entergy Corporation 2,033,450
4,041 Evergy, Inc. 258,503
24,429 Exelon Corporation 1,097,839
33,162 FirstEnergy Corporation 1,257,503
2,187 Hawaiian Electric Industries, Inc. 94,172
713 IDACORP, Inc. 73,068
3,251 MDU Resources Group, Inc. 108,778
1,366 National Fuel Gas Company 67,836
174 NiSource, Inc. 4,527
244 Northwest Natural Holding
Company 13,156
11,689 NorthWestern Corporation 795,203
18,394 OGE Energy Corporation 617,303
1,305 Otter Tail Corporation 61,635
458 Pinnacle West Capital Corporation 38,770
24,194 Portland General Electric
Company 1,230,507
744 PPL Corporation 21,673
3,250 Sempra Energy 447,103
247 South Jersey Industries, Inc. 6,113
1,386 Southwest Gas Holdings, Inc. 96,632
18,012 Spire, Inc. 1,357,024
11,354 UGI Corporation 496,283
976 Unitil Corporation 56,247
238 Vistra Energy Corporation 4,015
2,938 WEC Energy Group, Inc. 285,485
Total 15,745,293
Total Common Stock
(cost $605,762,385) 859,089,931
Shares
Registered Investment
Companies ( 43.5% ) Value
Unaffiliated  (0.7%)
2,475 ProShares Ultra S&P 500
b
280,071
343 ProShares UltraPro QQQ 36,927
28,836 SPDR S&P 500 ETF Trust 12,033,263
11,416 SPDR S&P Oil & Gas Exploration
ETF 915,563
Total 13,265,824
Affiliated  (42.8%)
4,541,124 Thrivent Core Emerging Markets
Equity Fund 56,764,056
5,427,302 Thrivent Core International Equity
Fund 56,986,676
5,245,049 Thrivent Core Low Volatility Equity
Fund 71,122,865
1,681,646 Thrivent Global Stock Fund, Class
S 51,256,561
1,523,627 Thrivent High Yield Fund, Class S 7,130,573
512,902 Thrivent Income Fund, Class S 4,975,147
12,978,753 Thrivent International Allocation
Fund, Class S 149,515,232
8,840,280 Thrivent Large Cap Growth Fund,
Class S
a
168,053,726
3,422,664 Thrivent Large Cap Value Fund,
Class S 94,191,719
591,750 Thrivent Limited Maturity Bond
Fund, Class S 7,527,055
3,067,913 Thrivent Mid Cap Stock Fund,
Class S 118,083,983

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (43.5%) Value
Affiliated  (42.8%)- continued
1,517,457 Thrivent Small Cap Stock Fund,
Class S $ 52,534,361
Total 838,141,954
Total Registered Investment
Companies (cost $545,374,948) 851,407,778
Principal
Amount Long-Term Fixed Income ( 3.1% ) Value
Asset-Backed Securities (<0.1%)
Cent CLO, LP
$ 25,000
2.476%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
d,e
25,013
MRA Issuance Trust
125,000
1.456%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
d,e
125,036
Total 150,049
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
25,291
0.556%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
e
3,626
Sequoia Mortgage Trust
39,655
2.926%,  9/20/2046, Ser.
2007-1, Class 4A1
e
30,817
WaMu Mortgage Pass Through
Certificates
20,497
3.016%,  9/25/2036, Ser.
2006-AR10, Class 1A2
e
20,239
30,610
3.040%,  10/25/2036, Ser.
2006-AR12, Class 1A1
e
30,703
Total 85,385
Mortgage-Backed Securities (1.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
812,230 3.000%,  3/25/2050 852,576
268,012 3.000%,  4/1/2050 281,501
284,108 3.500%,  7/1/2047 303,960
Federal National Mortgage
Association
293,664 4.500%,  5/1/2048 320,954
392,290 3.500%,  10/1/2048 417,623
127,878 3.500%,  6/1/2049
f
136,432
443,342 3.500%,  8/1/2049 472,947
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,634,000 1.500%,  5/1/2036
f
1,654,233
6,136,000 2.000%,  5/1/2036
f
6,338,057
1,000,000 2.500%,  5/1/2036
f
1,045,000
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,000,000 2.000%,  5/1/2051
f,g
5,049,609
1,850,000 2.500%,  5/1/2051
f
1,919,230
800,000 2.000%,  6/1/2051
f,g
806,228
818,071 4.000%,  7/1/2048 879,364
Principal
Amount Long-Term Fixed Income (3.1%) Value
Mortgage-Backed Securities (1.3%) - continued
$ 3,100,000 2.500%,  7/1/2049
f
$ 3,208,414
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
1,275,000 2.500%,  5/1/2051
f
1,325,303
Total 25,011,431
U.S. Government & Agencies (1.8%)
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,710,937
1,490,000 2.250%,  11/15/2027 1,587,083
4,500,000 2.875%,  5/15/2028 4,977,070
190,000 5.250%,  11/15/2028 243,089
125,000 0.875%,  11/15/2030 116,895
70,000 1.125%,  2/15/2031 66,850
3,240,000 1.375%,  11/15/2040 2,822,850
2,291,000 2.500%,  5/15/2046 2,387,473
U.S. Treasury Notes
9,000,000 0.125%,  12/31/2022 8,998,242
960,000 2.250%,  11/15/2024 1,019,662
1,930,000 2.125%,  11/30/2024 2,042,332
540,000 2.625%,  1/31/2026 586,259
8,570,000 2.500%,  2/28/2026 9,257,943
200,000 0.750%,  1/31/2028 193,297
Total 36,009,982
Total Long-Term Fixed Income
(cost $59,903,151) 61,256,847
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
8,989,046 Thrivent Cash Management Trust 8,989,046
Total Collateral Held for
Securities Loaned
(cost $8,989,046) 8,989,046
Shares or
Principal
Amount Short-Term Investments ( 10.6% ) Value
Federal Home Loan Bank Discount
Notes
9,400,000 0.040%, 5/4/2021
h,i
9,400,000
400,000 0.025%, 5/18/2021
h,i
400,000
6,200,000 0.020%, 6/16/2021
h,i
6,200,000
300,000 0.010%, 6/21/2021
h,i
300,000
1,800,000 0.008%, 6/23/2021
h,i
1,800,000
10,800,000 0.000%, 7/7/2021
i
10,799,805
4,400,000 0.017%, 7/14/2021
h,i
4,399,912
1,000,000 0.020%, 7/21/2021
h,i
999,978
Thrivent Core Short-Term Reserve
Fund
17,355,443 0.180% 173,554,432
Total Short-Term Investments
(cost $207,780,564) 207,854,127
Contracts Options Purchased ( <0.1% ) Value
Put on U.S. Treasury Long Bond
Futures

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Contracts Options Purchased (<0.1%) Value
10 $149.00, expires 8/27/2021 $ 10,938
Total Options Purchased
(cost $10,977) 10,938
Total Investments (cost
$1,427,821,071) 101.6% $1,988,608,667
Other Assets and Liabilities, Net
(1.6%) (31,285,591)
Total Net Assets 100.0% $1,957,323,076
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $150,049 or 0.0% of total net assets.
e Denotes variable rate securities. The rate shown is as of
April 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g All or a portion of the security was earmarked to cover
written options.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of April 30, 2021:
Securities Lending Transactions
Common Stock $ 8,777,762
Total lending $8,777,762
Gross amount payable upon return of
collateral for securities loaned $8,989,046
Net amounts due to counterparty
$211,284
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 611,441,087
Gross unrealized depreciation (16,361,269)
Net unrealized appreciation (depreciation) $ 595,079,818
Cost for federal income tax purposes $ 1,415,389,379

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 37,995,186 37,995,186 – –
Consumer Discretionary 108,268,065 108,268,065 – –
Consumer Staples 28,169,416 28,169,416 – –
Energy 20,395,884 20,395,884 – –
Financials 142,161,072 139,649,310 2,511,277 485
Health Care 121,824,006 121,824,006 – –
Industrials 138,960,858 136,441,093 2,519,765 –
Information Technology 161,740,232 158,859,540 2,880,692 –
Materials 34,246,796 32,686,343 1,560,452 1
Real Estate 49,583,123 49,583,123 – –
Utilities 15,745,293 15,745,293 – –
Registered Investment Companies
Unaffiliated 13,265,824 13,265,824 – –
Affiliated 653,268,357 653,268,357 – –
Long-Term Fixed Income
Asset-Backed Securities 150,049 – 150,049 –
Collateralized Mortgage Obligations 85,385 – 85,385 –
Mortgage-Backed Securities 25,011,431 – 25,011,431 –
U.S. Government & Agencies 36,009,982 – 36,009,982 –
Short-Term Investments 34,299,695 – 34,299,695 –
Options Purchased 10,938 10,938 – –
Subtotal Investments in Securities $1,621,191,592 $1,516,162,378 $105,028,728 $486
Other Investments  * Total
Affiliated Short-Term Investments 173,554,432
Affiliated Registered Investment Companies 184,873,597
Collateral Held for Securities Loaned 8,989,046
Subtotal Other Investments $367,417,075
Total Investments at Value $1,988,608,667
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 27,386,761 27,386,761 – –
Total Asset Derivatives $27,386,761 $27,386,761 $– $–
Liability Derivatives
Futures Contracts 5,526,406 5,526,406 – –
Call Options Written 11,192 – – 11,192
Total Liability Derivatives $5,537,598 $5,526,406 $– $11,192

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Aggressive Allocation Fund's futures contracts held as of April 30, 2021. Investments and/or cash totaling
$34,448,195 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 79 June 2021 $ 10,646,121 ( $ 215,653)
CME E-mini S&P 500 Index 1,615 June 2021 316,894,309 20,188,491
CME E-mini S&P Mid-Cap 400 Index 1 June 2021 275,741 (3,711)
CME Euro Foreign Exchange Currency 253 June 2021 37,594,035 458,747
CME Ultra Long Term U.S. Treasury Bond 16 June 2021 3,045,907 (71,407)
Eurex Euro STOXX 50 Index 822 June 2021 37,360,144 1,577,063
ICE mini MSCI EAFE Index 731 June 2021 80,205,954 2,298,361
ICE US mini MSCI Emerging Markets Index 341 June 2021 22,726,588 62,442
Total Futures Long Contracts $ 508,748,799 $ 24,294,333
CBOT 2-Yr. U.S. Treasury Note (11) June 2021 ( $ 2,430,290) $ 1,954
CBOT 5-Yr. U.S. Treasury Note (51) June 2021 (6,369,661) 48,849
CBOT U.S. Long Bond (13) June 2021 (2,071,973) 27,723
CME E-mini Russell 2000 Index (1,140) June 2021 (131,572,558) 2,667,058
CME E-mini S&P Mid-Cap 400 Index (689) June 2021 (182,193,035) (5,235,635)
Ultra 10-Yr. U.S. Treasury Note (16) June 2021 (2,384,824) 56,073
Total Futures Short Contracts ( $ 327,022,341) ($2,433,978)
Total Futures Contracts $ 181,726,458 $21,860,355
The following table presents Aggressive Allocation Fund's options contracts held as of April 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on U.S. Treasury Long Bond
Futures CCM 10.00 $ 149.00 August 2021 1,556,563 $ 10,938 ( $ 39)
Total Options Purchased Contracts $10,938 ($39)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (1.00) $ 100.83 May 2021 (1,009,922) ( $ 3,125) $ 2,773
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.00) 100.50 June 2021 (1,007,785) (8,067) (2,598)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($11,192) $175
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2021, for Aggressive Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 458,747
Total Foreign Exchange Contracts 458,747
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 26,793,415
Total Equity Contracts 26,793,415
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 134,599
Options Written Net Assets - Distributable earnings/(accumulated loss) 2,773
Total Interest Rate Contracts 137,372
Total Asset Derivatives $27,389,534
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,239,346
Total Equity Contracts 5,239,346
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 287,060
Options Written Net Assets - Distributable earnings/(accumulated loss) 2,598
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 39
Total Interest Rate Contracts 289,697
Total Liability Derivatives $5,529,043
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2021, for
Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 37,656
Options Purchased Net realized gains/(losses) on Investments 80,805
Futures Net realized gains/(losses) on Futures contracts (475,795)
Total Interest Rate Contracts (357,334)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (52,671,236)
Total Equity Contracts (52,671,236)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (58,875)
Total Foreign Exchange Contracts (58,875)
Total ($53,087,445)

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2021, for Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 849,624
Total Foreign Exchange Contracts 849,624
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 41,021,306
Total Equity Contracts 41,021,306
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (6,254)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (7,719)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 106,900
Total Interest Rate Contracts 92,927
Total $41,963,857
The following table presents Aggressive Allocation Fund's average volume of derivative activity during the period ended April 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $473,518,972
Futures - Short (327,333,817)
Interest Rate Contracts
Futures - Long 18,312,426
Futures - Short (17,909,812)
Options Purchased 4,637,584
Options Written (1,652,064)
Foreign Exchange Contracts
Futures - Long 35,220,362

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $44,025 $3,198 $– $56,764 4,541 2.9%
Core International Equity 59,200 1,325 17,000 56,987 5,427 2.9
Core Low Volatility Equity 86,799 1,955 30,000 71,123 5,245 3.6
Global Stock, Class S 39,279 1,486 – 51,257 1,682 2.6
High Yield, Class S 6,683 165 – 7,131 1,524 0.4
Income, Class S 4,916 202 – 4,975 513 0.2
International Allocation, Class S 117,405 2,185 – 149,515 12,979 7.7
Large Cap Growth, Class S* 134,644 9,789 – 168,054 8,840 8.6
Large Cap Value, Class S 66,062 4,983 – 94,192 3,423 4.8
Limited Maturity Bond, Class S 7,434 58 – 7,527 592 0.4
Mid Cap Stock, Class S 83,257 3,193 – 118,084 3,068 6.0
Small Cap Stock, Class S 34,392 695 – 52,534 1,517 2.7
Total Affiliated Registered Investment
Companies 684,096 838,143 42.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 65,965 336,059 228,471 173,554 17,355 8.9
Total Affiliated Short-Term Investments 65,965 173,554 8.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,720 161,223 154,954 8,989 8,989 0.5
Total Collateral Held for Securities Loaned 2,720 8,989 0.5
Total Value $752,781 $1,020,686
*   Non-income producing security.
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $9,541 $– $399
Core International Equity (227) 13,689 – 1,324
Core Low Volatility Equity Fund 1,028 11,341 256 1,699
Global Stock, Class S – 10,492 1,033 452
High Yield, Class S – 283 – 164
Income, Class S – (143) 132 70
International Allocation, Class S – 29,925 – 2,185
Large Cap Growth, Class S* – 23,621 9,789 –
Large Cap Value, Class S – 23,147 3,778 1,204
Limited Maturity Bond, Class S – 35 – 58
Mid Cap Stock, Class S – 31,634 2,928 266
Small Cap Stock, Class S – 17,447 422 273
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 12 (11) – 119
Total Income/Non Income Cash from Affiliated Investments $8,213
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 20
Total Affiliated Income from Securities Loaned, Net $20
Total $813 $171,001 $18,339
*   Non-income producing security.

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 9.7% )
a
Value
Basic Materials (0.7%)
Ball Metalpack Finco, LLC, Term
Loan
$ 175,050
4.690%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 174,539
Hexion, Inc., Term Loan
315,365
3.710%,  (LIBOR 3M +
3.500%), 7/1/2026
b
314,709
Innophos Holdings, Inc., Term
Loan
311,850
3.613%,  (LIBOR 1M +
3.500%), 2/7/2027
b
310,681
Momentive Performance Materials
USA, LLC, Term Loan
294,750
3.370%,  (LIBOR 1M +
3.250%), 5/15/2024
b
291,189
Nouryon USA, LLC, Term Loan
781,757
2.865%,  (LIBOR 1M +
2.750%), 10/1/2025
b
771,985
Pixelle Specialty Solutions, LLC,
Term Loan
551,619
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
551,387
Venator Finance SARL, Term Loan
379,018
3.113%,  (LIBOR 1M +
3.000%), 8/8/2024
b
372,545
Total 2,787,035
Capital Goods (1.2%)
Flex Acquisition Company, Inc.,
Term Loan
720,463
3.452%,  (LIBOR 3M +
3.250%), 6/29/2025
b
708,849
Gemini HDPE, LLC, Term Loan
468,812
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
467,495
GFL Environmental, Inc., Term
Loan
448,875
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
448,794
Mauser Packaging Solutions
Holding Company, Term Loan
451,962
3.443%,  (LIBOR 3M +
3.250%), 4/3/2024
b
436,143
Natgasoline, LLC, Term Loan
381,225
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
378,366
Navistar, Inc., Term Loan
628,875
3.610%,  (LIBOR 1M +
3.500%), 11/6/2024
b
628,089
Pactiv Evergreen Group Holdings,
Inc., Term Loan
113,198
2.863%,  (LIBOR 1M +
2.750%), 2/5/2023
b
112,899
403,987
3.363%,  (LIBOR 1M +
3.250%), 2/5/2026
b
400,150
TransDigm, Inc., Term Loan
1,106,000
2.363%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,091,677
TricorBraun Holdings, Inc.,
Delayed Draw
47,743
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b,d,e
47,259
Principal
Amount Bank Loans (9.7%)
a
Value
Capital Goods (1.2%) - continued
TricorBraun Holdings, Inc., Term
Loan
$ 212,257
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
$ 210,104
Total 4,929,825
Communications Services (2.2%)
Altice France SA, Term Loan
273,600
2.936%,  (LIBOR 3M +
2.750%), 7/31/2025
b
267,671
Cablevision Lightpath, LLC, Term
Loan
472,625
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
470,498
CCI Buyer, Inc., Term Loan
125,000
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
125,182
CommScope, Inc., Term Loan
817,550
3.363%,  (LIBOR 1M +
3.250%), 4/4/2026
b
810,911
E.W. Scripps Company, Term Loan
199,500
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
199,033
Eagle Broadband Investments,
LLC, Term Loan
783,037
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
781,667
Entercom Media Corporation, Term
Loan
423,045
2.611%,  (LIBOR 1M +
2.500%), 11/17/2024
b
416,488
HCP Acquisition, LLC, Term Loan
622,822
3.750%,  (LIBOR 1M +
2.750%), 5/16/2024
b
621,788
iHeartCommunications, Inc., Term
Loan
361,341
3.113%,  (LIBOR 1M +
3.000%), 5/1/2026
b
356,600
Intermediate Dutch Holdings, Term
Loan
70,000
4.111%,  (LIBOR 3M +
4.000%), 3/5/2028
b
69,840
Lumen Technologies, Inc., Term
Loan
295,489
2.363%,  (LIBOR 1M +
2.250%), 3/15/2027
b
291,869
Meredith Corporation, Term Loan
407,945
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
413,893
NEP Group, Inc., Term Loan
635,375
3.363%,  (LIBOR 1M +
3.250%), 10/20/2025
b
615,678
Nexstar Broadcasting, Inc., Term
Loan
700,525
2.615%,  (LIBOR 1M +
2.500%), 9/19/2026
b
696,938
Nielsen Finance, LLC, Term Loan
195,634
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
195,863
Radiate Holdco, LLC, Term Loan
1,122,187
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,122,659

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (9.7%)
a
Value
Communications Services (2.2%) - continued
Terrier Media Buyer, Inc., Term
Loan
$ 268,650
3.613%,  (LIBOR 1M +
3.500%), 12/17/2026
b
$ 266,383
TNS, Inc., Term Loan
222,834
4.120%,  (LIBOR 1M +
4.000%), 8/14/2022
b
222,649
WideOpenWest Finance, LLC,
Term Loan
591,639
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
590,042
Xplornet Communications, Inc.,
Term Loan
487,096
4.863%,  (LIBOR 1M +
4.750%), 6/10/2027
b
487,340
Total 9,022,992
Consumer Cyclical (1.5%)
Caesars Resort Collection, LLC,
Term Loan
626,850
4.613%,  (LIBOR 1M +
4.500%), 7/20/2025
b
628,286
Carnival Corporation, Term Loan
313,421
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
322,432
Cengage Learning, Inc., Term
Loan
306,918
5.250%,  (LIBOR 2M +
4.250%), 6/7/2023
b
305,334
CP Atlas Buyer, Inc., Term Loan
105,000
4.250%,  (LIBOR 2M +
3.750%), 11/23/2027
b
104,705
Golden Entertainment, Inc., Term
Loan
944,550
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
935,888
Golden Nugget, LLC, Term Loan
465,110
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
459,045
Harbor Freight Tools USA, Inc.,
Term Loan
606,950
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
606,252
LCPR Loan Financing, LLC, Term
Loan
225,000
3.865%,  (LIBOR 1M +
3.750%), 10/15/2028
b
225,281
Michaels Companies, Inc., Term
Loan
470,000
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
467,749
Scientific Games International,
Inc., Term Loan
1,622,245
2.863%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,597,603
Staples, Inc., Term Loan
175,411
4.705%,  (LIBOR 3M +
4.500%), 9/12/2024
b
172,561
290,731
5.205%,  (LIBOR 3M +
5.000%), 4/12/2026
b
283,971
Tenneco, Inc., Term Loan
233,804
3.113%,  (LIBOR 1M +
3.000%), 10/1/2025
b
227,959
Principal
Amount Bank Loans (9.7%)
a
Value
Consumer Cyclical (1.5%) - continued
Truck Hero, Inc., Term Loan
$ 95,000
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
$ 94,752
Total 6,431,818
Consumer Non-Cyclical (1.7%)
Adient US, LLC, Term Loan
125,000
3.610%,  (LIBOR 3M +
3.500%), 4/8/2028
b
124,813
Bausch Health Americas, Inc.,
Term Loan
740,487
3.113%,  (LIBOR 1M +
3.000%), 6/1/2025
b
739,050
Chobani, LLC, Term Loan
243,775
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
243,653
City Brewing Company, LLC, Term
Loan
190,000
4.250%,  (LIBOR 3M +
3.500%), 4/1/2028
b,c
190,237
CNT Holdings I Corporation, Term
Loan
315,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
314,263
90,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
90,900
Endo Luxembourg Finance
Company I Sarl, Term Loan
165,000
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
160,462
Gainwell Acquistion Corporation,
Term Loan
430,000
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b,d,e
430,000
Global Medical Response, Inc.,
Term Loan
1,591,012
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,592,604
Lonza Specialty Ingredients, Term
Loan
400,000
0.000%,  (LIBOR 1M +
4.000%), 4/30/2028
b,d,e
398,000
MPH Acquisition Holdings, LLC,
Term Loan
1,122,989
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,116,678
Ortho-Clinical Diagnostics SA,
Term Loan
697,559
3.361%,  (LIBOR 1M +
3.250%), 6/30/2025
b
696,338
PetSmart, Inc., Term Loan
255,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
255,510
Precision Medicine Group, LLC,
Delayed Draw
53,654
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
53,341
Precision Medicine Group, LLC,
Term Loan
410,318
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
407,926

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (9.7%)
a
Value
Consumer Non-Cyclical (1.7%) - continued
Sotera Health Holdings, LLC, Term
Loan
$ 265,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
$ 263,344
Total 7,077,119
Financials (0.5%)
Asurion, LLC, Term Loan
149,625
3.363%,  (LIBOR 1M +
3.250%), 12/23/2026
b
148,527
225,000
5.363%,  (LIBOR 1M +
5.250%), 2/3/2028
b
228,094
Digicel International Finance, Ltd.,
Term Loan
325,000
3.510%,  (LIBOR 3M +
3.250%), 5/27/2024
b,d,e
313,355
MoneyGram International, Inc.,
Term Loan
359,297
7.000%,  (LIBOR 1M +
6.000%), 6/30/2023
b
359,297
NCR Corporation, Term Loan
542,513
2.690%,  (LIBOR 3M +
2.500%), 8/28/2026
b,c
533,018
Northriver Midstream Finance, LP,
Term Loan
531,818
3.452%,  (LIBOR 3M +
3.250%), 10/1/2025
b
522,953
Total 2,105,244
Technology (1.0%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
538,642
3.685%,  (LIBOR 2M +
3.500%), 8/21/2026
b
521,286
Crown Subsea Communications
Holding, Inc., Term Loan
425,000
0.000%,  (LIBOR 1M +
5.000%), 4/20/2027
b,d,e
424,116
Gogo Intermediate Holdings, LLC,
Term Loan
370,000
0.000%,  (LIBOR 1M +
4.750%), 4/30/2028
b,d,e
367,532
Lummus Technology Holdings V,
LLC, Term Loan
285,000
3.613%,  (LIBOR 1M +
3.500%), 6/30/2027
b
282,922
Prime Security Services Borrower,
LLC, Term Loan
1,225,000
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,222,624
Rackspace Technology Global,
Inc., Term Loan
485,000
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
480,810
Redstone Holdco 2 LP, Delayed
Draw
65,564
0.000%,  (LIBOR 1M +
4.750%), 4/16/2028
b,d,e
64,881
48,436
0.000%,  (LIBOR 1M +
7.750%), 4/16/2029
b,d,e
47,528
Redstone Holdco 2 LP, Term Loan
167,520
0.000%,  (LIBOR 1M +
4.750%), 4/16/2028
b,d,e
165,774
Principal
Amount Bank Loans (9.7%)
a
Value
Technology (1.0%) - continued
$ 84,467
0.000%,  (LIBOR 3M +
7.750%), 4/16/2029
b,d,e
$ 82,883
SS&C Technologies, Inc., Term
Loan
70,224
1.863%,  (LIBOR 1M +
1.750%), 4/16/2025
b
69,353
60,992
1.863%,  (LIBOR 1M +
1.750%), 4/16/2025
b
60,236
Zayo Group Holdings, Inc., Term
Loan
396,401
3.113%,  (LIBOR 1M +
3.000%), 3/9/2027
b
392,172
Total 4,182,117
Transportation (0.4%)
American Airlines, Inc., Term Loan
590,000
5.500%,  (LIBOR 3M +
4.750%), 3/24/2028
b,d,e
606,225
SkyMiles IP, Ltd., Term Loan
630,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
661,267
United Airlines, Inc., Term Loan
245,000
0.000%,  (LIBOR 3M +
3.750%), 4/14/2028
b,d,e
247,712
Total 1,515,204
Utilities (0.5%)
Advanced Drainage Systems, Inc.,
Term Loan
61,183
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
61,133
Core and Main, LP, Term Loan
390,825
3.750%,  (LIBOR 1M +
2.750%), 8/1/2024
b
389,230
EnergySolutions, LLC, Term Loan
291,750
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
289,927
Exgen Renewables IV, LLC, Term
Loan
278,425
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,d,e
278,355
PG&E Corporation, Term Loan
703,229
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
700,156
Talen Energy Supply, LLC, Term
Loan
222,300
3.863%,  (LIBOR 1M +
3.750%), 7/8/2026
b
216,093
Total 1,934,894
Total Bank Loans
(cost $39,885,388) 39,986,248
Shares Common Stock ( 38.3% ) Value
Communications Services (3.5%)
4,641 Activision Blizzard, Inc. 423,213
1,526 Alphabet, Inc., Class A
f
3,591,441
489 Alphabet, Inc., Class C
f
1,178,549
895 AMC Networks, Inc.
f
45,001
14,776 AT&T, Inc. 464,114
950 Charter Communications, Inc.
f
639,778
16,841 Comcast Corporation 945,622

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (38.3%) Value
Communications Services (3.5%) - continued
6,783 Discovery, Inc., Class A
f,g
$ 255,448
6,291 DISH Network Corporation
f
281,774
6,529 Facebook, Inc.
f
2,122,447
670 Gray Television, Inc. 13,614
5,605 Live Nation Entertainment, Inc.
f
458,937
5,940 Lumen Technologies, Inc. 76,210
1,628 Match Group, Inc.
f
253,366
14,723 QuinStreet, Inc.
f
298,435
22 Roku, Inc.
f
7,545
891 Telephone & Data Systems, Inc. 20,475
11,308 Twitter, Inc.
f
624,428
12,699 Uber Technologies, Inc.
f
695,524
145 United States Cellular Corporation
f
4,949
15,367 Verizon Communications, Inc. 888,059
3,940 ViacomCBS, Inc. 161,619
2,666 Walt Disney Company
f
495,929
518 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,f
7,382
2,106 Zillow Group, Inc.
f
280,835
Total 14,234,694
Consumer Discretionary (5.1%)
1,601 Amazon.com, Inc.
f
5,551,339
8,298 Aptiv plc
f
1,193,999
246 AutoZone, Inc.
f
360,173
1,034 Big Lots, Inc. 71,284
4,571 Bloomin' Brands, Inc.
f
144,444
332 Booking Holdings, Inc.
f
818,739
74 Burlington Stores, Inc.
f
24,148
2,960 Caesars Entertainment, Inc.
f
289,606
965 Carvana Company
f
275,276
4,931 Cedar Fair, LP
f
243,345
1,015 Chewy, Inc.
f
80,916
408 Chipotle Mexican Grill, Inc.
f
608,748
7,477 Cooper-Standard Holdings, Inc.
f
217,132
2,692 Crocs, Inc.
f
269,523
3,425 D.R. Horton, Inc. 336,643
770 Dick's Sporting Goods, Inc. 63,587
1,061 Domino's Pizza, Inc. 448,103
45 Dorman Products, Inc.
f
4,463
875 Emerald Holding, Inc.
f
4,909
1,887 Expedia Group, Inc.
f
332,546
350 Garmin, Ltd. 48,034
21 Graham Holdings Company 13,348
6,863 Harley-Davidson, Inc. 331,963
2,513 Home Depot, Inc. 813,383
2,268 Kohl's Corporation 133,041
6,573 Leggett & Platt, Inc. 326,481
7,492 Libbey, Inc.
f
12,362
4,815 Lowe's Companies, Inc. 944,944
1,348 Lululemon Athletica, Inc.
f
451,944
1,336 Marriott International, Inc.
f
198,423
4,715 Mattel, Inc.
f
101,184
1,632 McDonald's Corporation 385,283
134 Mercadolibre, Inc.
f
210,511
4,552 Miller Industries, Inc. 195,827
947 Mohawk Industries, Inc.
f
194,608
2,867 NIKE, Inc. 380,222
3,308 Nordstrom, Inc.
f
121,337
148 NVR, Inc.
f
742,679
1,502 Overstock.com, Inc.
f
122,413
976 Penn National Gaming, Inc.
f
86,981
885 Perdoceo Education Corporation
f
10,319
8,561 Qurate Retail, Inc. 101,876
426 RH
f
293,096
Shares Common Stock (38.3%) Value
Consumer Discretionary (5.1%) - continued
1,861 Ross Stores, Inc. $ 243,679
1,682 Sleep Number Corporation
f
188,199
4,494 Sony Group Corporation ADR 450,119
422 Stitch Fix, Inc.
f
18,281
6,381 Stoneridge, Inc.
f
212,168
120 Strategic Education, Inc. 9,007
1,253 Taylor Morrison Home Corporation
f
39,106
2,033 Tesla, Inc.
f
1,442,292
2,323 Texas Roadhouse, Inc.
f
248,607
15,680 Under Armour, Inc., Class C
f
312,189
4,578 Zumiez, Inc.
f
196,717
Total 20,919,546
Consumer Staples (1.4%)
990 Altria Group, Inc. 47,272
3,562 BJ's Wholesale Club Holdings,
Inc.
f
159,115
3,379 Bunge, Ltd. 285,255
2,902 Colgate-Palmolive Company 234,191
1,370 Costco Wholesale Corporation 509,763
124 General Mills, Inc. 7,547
10,453 Hain Celestial Group, Inc.
f
428,678
1,494 John B. Sanfilippo & Son, Inc. 131,323
1,501 Kimberly-Clark Corporation 200,113
4,621 Lamb Weston Holdings, Inc. 371,991
3,802 Monster Beverage Corporation
f
368,984
292 PepsiCo, Inc. 42,095
13,267 Philip Morris International, Inc. 1,260,365
19,122 Primo Water Corporation 320,102
2,270 Procter & Gamble Company 302,863
6,025 Turning Point Brands, Inc. 294,141
6,728 Wal-Mart Stores, Inc. 941,314
Total 5,905,112
Energy (1.1%)
6,429 Antero Resources Corporation
f
57,990
11,328 BP plc ADR 285,013
776 Cheniere Energy, Inc.
f
60,156
1,049 Chevron Corporation 108,120
5,796 ConocoPhillips 296,407
369 CONSOL Energy, Inc.
f
3,240
34,143 Devon Energy Corporation 798,263
1,236 Dorian LPG, Ltd.
f
16,426
1,150 Enbridge, Inc. 44,356
15,435 Enterprise Products Partners, LP 355,159
2,826 EOG Resources, Inc. 208,107
6,801 EQT Corporation
f
129,899
3,568 Exxon Mobil Corporation 204,232
7,822 Gevo, Inc.
f,g
53,033
8,078 Halliburton Company 158,006
10,564 Helmerich & Payne, Inc. 270,755
14,661 Kinder Morgan, Inc. 249,970
4,216 Marathon Petroleum Corporation 234,620
1,200 MPLX, LP 32,388
7,114 Nine Energy Service, Inc.
f
14,015
5,513 Occidental Petroleum Corporation 139,810
1,527 PDC Energy, Inc.
f
55,751
3,427 Pioneer Natural Resources
Company 527,175
1,867 SM Energy Company 29,499
630 TC Energy Corporation 31,166
2,880 Valero Energy Corporation 213,005

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (38.3%) Value
Energy (1.1%) - continued
1,000 Williams Companies, Inc. $ 24,360
Total 4,600,921
Financials (6.0%)
6,941 Air Lease Corporation 324,214
9,681 Ally Financial, Inc. 498,087
2,538 American Equity Investment Life
Holding Company 78,627
3,331 American Express Company 510,809
13,673 Annaly Capital Management, Inc. 124,151
6,901 Arch Capital Group, Ltd.
f
274,039
2,031 Ares Capital Corporation 39,097
1,960 Arthur J. Gallagher & Company 284,102
804 Associated Banc-Corp 17,600
12,438 Assured Guaranty, Ltd. 632,472
31,432 Bank of America Corporation 1,273,939
268 Bank of Marin Bancorp 9,493
5,161 Bank of N.T. Butterfield & Son, Ltd. 202,414
1,449 Berkshire Hathaway, Inc.
f
398,403
2,600 BlackRock TCP Capital
Corporation 38,012
598 BlackRock, Inc. 489,941
2,249 Blackstone Mortgage Trust, Inc. 73,070
11,518 Bridgewater Bancshares, Inc.
f
194,769
158 Brighthouse Financial, Inc.
f
7,393
5,439 Capital One Financial Corporation 810,846
16,811 Charles Schwab Corporation 1,183,494
2,439 Chimera Investment Corporation 32,048
2,686 Chubb, Ltd. 460,891
1,328 Cincinnati Financial Corporation 149,639
9,515 Citigroup, Inc. 677,849
327 Citizens Financial Group, Inc. 15,134
1,480 CME Group, Inc. 298,945
7,951 Columbia Banking System, Inc. 346,107
4,627 Comerica, Inc. 347,765
938 Community Trust Bancorp, Inc. 41,797
157 Customers Bancorp, Inc.
f
5,420
3,347 Discover Financial Services 381,558
1,656 Ellington Residential Mortgage
REIT 20,601
953 Enova International, Inc.
f
32,631
5,215 Enterprise Financial Services
Corporation 256,213
24,193 Equitable Holdings, Inc. 828,126
2,357 Evercore, Inc. 330,286
15,351 Everi Holdings, Inc.
f
271,406
698 F.N.B. Corporation 8,997
279 FactSet Research Systems, Inc. 93,805
323 Financial Institutions, Inc. 10,313
1,593 First Busey Corporation 39,793
207 First Mid-Illinois Bancshares, Inc. 9,013
1,816 First Republic Bank 332,764
1,050 FS KKR Capital Corporation 21,830
2,300 FS KKR Capital Corporation II 47,081
2,938 Glacier Bancorp, Inc. 173,195
2,900 Golub Capital BDC, Inc. 45,414
30 Granite Point Mortgage Trust, Inc. 397
1,070 Great Southern Bancorp, Inc. 60,359
2,764 Hancock Whitney Corporation 127,807
8,302 Heartland Financial USA, Inc. 417,342
167 HomeStreet, Inc. 6,820
774 Hometrust Bancshares, Inc. 21,208
6,241 Hope Bancorp, Inc. 93,677
376 Independent Bank Corporation 8,859
9,137 J.P. Morgan Chase & Company 1,405,362
Shares Common Stock (38.3%) Value
Financials (6.0%) - continued
4,422 James River Group Holdings, Ltd. $ 208,320
1,756 Jefferies Financial Group, Inc. 57,088
18,779 KeyCorp 408,631
1,836 Kinsale Capital Group, Inc. 319,482
3,328 KKR & Company, Inc. 188,298
194 KKR Real Estate Finance Trust,
Inc. 4,093
562 Lakeland Bancorp, Inc. 10,189
1,604 Lincoln National Corporation 102,865
50 Markel Corporation
f
58,821
65 MarketAxess Holdings, Inc. 31,750
2,305 Marsh & McLennan Companies,
Inc. 312,789
1,392 Meridian Bancorp, Inc. 30,777
3,448 MetLife, Inc. 219,396
2,311 MidWestOne Financial Group, Inc. 72,935
519 Moody's Corporation 169,562
8,696 Morgan Stanley 717,855
1,988 Navient Corporation 33,458
7,644 New York Community Bancorp,
Inc. 91,422
3,328 New York Mortgage Trust, Inc. 15,276
53 Old Republic International
Corporation 1,305
231 Peapack-Gladstone Financial
Corporation 7,392
1,932 Primerica, Inc. 308,676
187 QCR Holdings, Inc. 9,017
11,415 Radian Group, Inc. 281,266
3,522 Raymond James Financial, Inc. 460,607
2,078 S&P Global, Inc. 811,230
6,932 Seacoast Banking Corporation of
Florida
f
251,978
1,245 Selective Insurance Group, Inc. 94,794
1,589 Sixth Street Specialty Lending, Inc. 35,403
1,823 Starwood Property Trust, Inc. 47,070
5,123 Synovus Financial Corporation 240,064
433 T. Rowe Price Group, Inc. 77,594
1,581 Torchmark Corporation 162,037
3,769 Triumph Bancorp, Inc.
f
334,046
7,025 Truist Financial Corporation 416,653
4,818 Umpqua Holdings Corporation 89,808
233 Universal Insurance Holdings, Inc. 3,250
4,463 Unum Group 126,124
23,180 Wells Fargo & Company 1,044,259
10,445 Western Alliance Bancorp 1,097,456
12,537 Zions Bancorporations NA 699,565
932 Zurich Insurance Group AG 382,361
Total 24,920,386
Health Care (4.9%)
2,120 Abbott Laboratories 254,570
2,878 AbbVie, Inc. 320,897
444 Align Technology, Inc.
f
264,415
1,107 Amedisys, Inc.
f
298,724
3,392 Amgen, Inc. 812,859
3,365 AMN Healthcare Services, Inc.
f
266,844
2,106 Anthem, Inc. 798,995
5,103 Ardelyx, Inc.
f
37,303
1,146 Becton, Dickinson and Company 285,136
1,387 Biogen, Inc.
f
370,787
4,125 Biohaven Pharmaceutical Holding
Company, Ltd.
f
309,788
490 Bio-Techne Corporation 209,470
277 Bristol-Myers Squibb Company 17,290

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (38.3%) Value
Health Care (4.9%) - continued
4,000 Centene Corporation
f
$ 246,960
4,614 Cerner Corporation 346,281
2,204 Cigna Holding Company 548,818
3,922 CVS Health Corporation 299,641
1,489 Danaher Corporation 378,117
905 Dexcom, Inc.
f
349,420
6,925 Edwards Lifesciences Corporation
f
661,476
5,013 Gilead Sciences, Inc. 318,175
5,652 GlaxoSmithKline plc ADR
g
211,046
662 Haemonetics Corporation
f
44,526
4,515 Halozyme Therapeutics, Inc.
f
225,524
2,117 HCA Healthcare, Inc. 425,644
941 Humana, Inc. 418,971
994 Illumina, Inc.
f
390,483
2,835 InMode, Ltd.
f
244,746
622 Intuitive Surgical, Inc.
f
538,030
1,688 IQVIA Holding, Inc.
f
396,157
8,243 Johnson & Johnson 1,341,383
13,574 Lantheus Holdings, Inc.
f
321,704
877 LHC Group, Inc.
f
182,653
10,157 Medtronic plc 1,329,754
10,045 Merck & Company, Inc. 748,353
119 Mettler-Toledo International, Inc.
f
156,285
642 Moderna, Inc.
f
114,802
66 Novavax, Inc.
f
15,637
3,745 Novo Nordisk AS ADR 276,943
4,209 NuVasive, Inc.
f
300,733
317 Quidel Corporation
f
33,218
2,883 Stryker Corporation 757,162
7,380 Syneos Health, Inc.
f
626,193
4,059 Tactile Systems Technology, Inc.
f
232,581
1,467 Teladoc Health, Inc.
f
252,837
197 Teleflex, Inc. 83,229
2,391 Thermo Fisher Scientific, Inc. 1,124,320
1,514 UnitedHealth Group, Inc. 603,783
595 Vaxart, Inc.
f,g
6,414
1,550 Veeva Systems, Inc.
f
437,798
15,272 Viemed Healthcare, Inc.
f
153,636
953 Zimmer Biomet Holdings, Inc. 168,833
4,185 Zoetis, Inc. 724,131
Total 20,283,475
Industrials (4.7%)
3,597 Advanced Drainage Systems, Inc. 401,641
692 Allegion plc 92,991
7,604 Altra Industrial Motion Corporation 448,712
3,693 AMETEK, Inc. 498,297
2,554 ASGN, Inc.
f
268,630
10,034 Badger Daylighting, Ltd. 339,433
633 Boeing Company
f
148,318
2,143 Carlisle Companies, Inc. 410,706
1,978 Chart Industries, Inc.
f
317,726
32 Copart, Inc.
f
3,984
2,330 Crane Company 219,160
2,760 CSX Corporation 278,070
23 Cummins, Inc. 5,797
3,438 Curtiss-Wright Corporation 439,720
9,654 Delta Air Lines, Inc.
f
452,966
1,981 Eaton Corporation plc 283,144
2,916 Emerson Electric Company 263,869
1,405 Encore Wire Corporation 104,925
525 Fortive Corporation 37,181
3,048 Forward Air Corporation 269,108
7,178 FuelCell Energy, Inc.
f
69,698
247 GATX Corporation 24,134
Shares Common Stock (38.3%) Value
Industrials (4.7%) - continued
3,980 General Dynamics Corporation $ 757,115
252 Gorman-Rupp Company 8,699
2,036 GrafTech International, Ltd. 25,898
2,956 Greenbrier Companies, Inc. 139,641
2,066 Heico Corporation 290,893
3,681 Helios Technologies, Inc. 266,063
4,207 Honeywell International, Inc. 938,329
10,126 Howmet Aerospace, Inc.
f
323,627
1,373 IDEX Corporation 307,827
1,911 Illinois Tool Works, Inc. 440,409
986 JetBlue Airways Corporation
f
20,075
10,827 Johnson Controls International plc 674,955
931 Kansas City Southern 272,048
2,161 L3Harris Technologies, Inc. 452,146
152 Landstar System, Inc. 26,187
2,157 Lincoln Electric Holdings, Inc. 276,204
1,685 Lockheed Martin Corporation 641,244
3,592 Manpower, Inc. 434,237
12,168 Meritor, Inc.
f
328,901
1,430 Middleby Corporation
f
259,288
673 MSC Industrial Direct Company,
Inc. 60,678
6,042 NAPCO Security Technologies,
Inc.
f
201,259
104 Nordson Corporation 21,987
1,614 Norfolk Southern Corporation 450,693
1,020 Northrop Grumman Corporation 361,529
5,420 Nutrien, Ltd. 299,130
1,595 Old Dominion Freight Line, Inc. 411,207
2,336 Otis Worldwide Corporation 181,904
1,808 Parker-Hannifin Corporation 567,368
2,827 Patrick Industries, Inc. 253,299
8,448 Raven Industries, Inc. 343,158
4,318 Raytheon Technologies
Corporation 359,430
1,795 Regal-Beloit Corporation 259,252
7,003 Southwest Airlines Company
f
439,648
972 Stanley Black & Decker, Inc. 200,980
4,779 Timken Company 400,815
902 Tutor Perini Corporation 14,522
1,687 Union Pacific Corporation 374,666
2,656 United Parcel Service, Inc. 541,452
3,204 United Rentals, Inc.
f
1,025,120
891 Verisk Analytics, Inc. 167,686
3,539 WESCO International, Inc.
f
324,597
232 Woodward, Inc. 29,002
Total 19,551,378
Information Technology (8.3%)
1,612 Accenture plc 467,432
2,182 Adobe, Inc.
f
1,109,198
1,676 Advanced Energy Industries, Inc. 184,880
4,963 Agilysys, Inc.
f
250,185
2,631 Alliance Data Systems Corporation 310,063
4,194 Amphenol Corporation 282,424
341 Analog Devices, Inc. 52,228
1,045 ANSYS, Inc.
f
382,115
39,263 Apple, Inc. 5,161,514
455 Automatic Data Processing, Inc. 85,080
3,402 Axcelis Technologies, Inc.
f
141,285
3,142 BigCommerce Holdings, Inc.
f
188,331
342 Bill.com Holdings, Inc.
f
52,883
968 Broadcom, Ltd. 441,602
261 Broadridge Financial Solutions,
Inc. 41,402

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (38.3%) Value
Information Technology (8.3%) - continued
5,835 Calix, Inc.
f
$ 246,762
7,971 Ciena Corporation
f
402,296
22,199 Cisco Systems, Inc. 1,130,151
3,401 Computer Services, Inc. 207,461
2,017 Dolby Laboratories, Inc. 204,665
9,401 Dropbox, Inc.
f
241,606
1,372 Enphase Energy, Inc.
f
191,051
143 Euronet Worldwide, Inc.
f
20,510
854 FleetCor Technologies, Inc.
f
245,713
2,550 HP, Inc. 86,980
2,083 II-VI, Inc.
f
139,853
938 Intuit, Inc. 386,606
288 Jack Henry & Associates, Inc. 46,895
935 KLA-Tencor Corporation 294,852
309 Lam Research Corporation 191,719
769 Littelfuse, Inc. 203,970
514 Lumentum Holdings, Inc.
f
43,716
3,764 Mastercard, Inc. 1,438,074
2,005 Microchip Technology, Inc. 301,331
5,701 Micron Technology, Inc.
f
490,685
23,909 Microsoft Corporation 6,029,372
851 Motorola Solutions, Inc. 160,243
5,418 National Instruments Corporation 224,359
1,391 Nice, Ltd. ADR
f
335,551
16,839 Nuance Communications, Inc.
f
895,330
1,970 NVIDIA Corporation 1,182,749
955 ON Semiconductor Corporation
f
37,245
7,802 Oracle Corporation 591,314
6,757 PayPal Holdings, Inc.
f
1,772,293
1,340 Plug Power, Inc.
f
38,203
7,801 QUALCOMM, Inc. 1,082,779
13,645 Sabre Corporation
f
204,402
3,973 Salesforce.com, Inc.
f
915,061
378 Samsung Electronics Company,
Ltd. GDR 688,742
1,349 ServiceNow, Inc.
f
683,093
4,696 Square, Inc.
f
1,149,675
693 TE Connectivity, Ltd. 93,188
264 Teradyne, Inc. 33,021
6,437 Texas Instruments, Inc. 1,161,943
29,923 TTM Technologies, Inc.
f
448,845
117 Tyler Technologies, Inc.
f
49,709
1,616 Visa, Inc. 377,433
958 VMware, Inc.
f,g
154,075
671 Western Digital Corporation
f
47,393
2,408 Workiva, Inc.
f
226,352
689 Xerox Holdings Corporation 16,632
Total 34,264,520
Materials (1.2%)
2,770 Ashland Global Holdings, Inc. 238,802
10,527 Axalta Coating Systems, Ltd.
f
335,706
3,873 Ball Corporation 362,668
7,451 Carpenter Technology Corporation 282,169
9,598 CF Industries Holdings, Inc. 466,751
2,194 Eastman Chemical Company 253,166
1,339 Ecolab, Inc. 300,097
14,514 Element Solutions, Inc. 317,566
239 International Flavors & Fragrances,
Inc. 33,979
29,760 Ivanhoe Mines, Ltd.
f
209,917
1,753 LyondellBasell Industries NV 181,856
1,180 Martin Marietta Materials, Inc. 416,681
5,612 Nucor Corporation 461,643
43 PPG Industries, Inc. 7,363
Shares Common Stock (38.3%) Value
Materials (1.2%) - continued
6,391 Steel Dynamics, Inc. $ 346,520
549 SunCoke Energy, Inc. 3,706
3,912 UFP Technologies, Inc.
f
195,835
1,992 United States Lime & Minerals, Inc. 275,254
1,202 W. R. Grace & Company 82,613
Total 4,772,292
Real Estate (1.3%)
1,246 Agree Realty Corporation 87,669
1,671 Alexandria Real Estate Equities,
Inc. 302,618
11,165 American Campus Communities,
Inc. 504,770
1,113 AvalonBay Communities, Inc. 213,696
2,469 Camden Property Trust 297,465
2,895 CBRE Group, Inc.
f
246,654
2,484 Colliers International Group, Inc.
g
267,974
1,636 Digital Realty Trust, Inc. 252,451
5,660 Douglas Emmett, Inc. 189,836
5,365 Duke Realty Corporation 249,580
365 EastGroup Properties, Inc. 57,911
7,793 Essential Properties Realty Trust,
Inc. 204,099
86 Extra Space Storage, Inc. 12,787
2,517 First Industrial Realty Trust, Inc. 125,271
4,504 Four Corners Property Trust, Inc. 130,030
2,350 Healthcare Realty Trust, Inc. 75,576
24,304 Host Hotels & Resorts, Inc.
f
441,361
10,031 Independence Realty Trust, Inc. 168,922
405 Innovative Industrial Properties,
Inc. 74,168
1,275 iSTAR Financial, Inc. 23,600
3,583 MGIC Investment Corporation 54,605
6,714 National Storage Affiliates Trust 305,084
3,195 New Residential Investment
Corporation 34,250
1,402 Pebblebrook Hotel Trust 33,480
1,480 Public Storage, Inc. 416,117
2,857 Rayonier, Inc. REIT 103,652
2,549 Realty Income Corporation 176,263
2,073 Rexford Industrial Realty, Inc. 115,155
7,989 Service Properties Trust 98,385
19,255 Sunstone Hotel Investors, Inc.
f
253,396
Total 5,516,825
Utilities (0.8%)
6,435 Alliant Energy Corporation 361,454
1,291 American Electric Power
Company, Inc. 114,525
175 American States Water Company 13,858
13,143 CenterPoint Energy, Inc. 321,872
4,083 Duke Energy Corporation 411,117
5,786 Entergy Corporation 632,352
5,882 Exelon Corporation 264,337
8,160 FirstEnergy Corporation 309,427
418 NextEra Energy Partners, LP 31,162
755 NextEra Energy, Inc. 58,520
1,571 NorthWestern Corporation 106,875
3,254 Portland General Electric
Company 165,499
2,167 Spire, Inc. 163,262
126 Unitil Corporation 7,261

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (38.3%) Value
Utilities (0.8%) - continued
1,274 WEC Energy Group, Inc. $ 123,795
Total 3,085,316
Total Common Stock
(cost $107,259,876) 158,054,465
Principal
Amount Long-Term Fixed Income ( 31.0% ) Value
Asset-Backed Securities (1.4%)
522 Funding CLO, Ltd.
$ 175,000
4.023%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,h
175,660
Arch Street CLO, Ltd.
250,000
3.647%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,h
250,026
Ares LVII CLO, Ltd.
175,000
4.526%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,h
175,931
Babson CLO, Ltd.
300,000
3.088%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,h
294,720
Cent CLO, LP
750,000
2.476%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
750,395
College Ave Student Loans, LLC
132,665
1.759%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,h
135,150
Conn's Receivables Funding
23,331
1.710%,  6/16/2025, Ser.
2020-A, Class A
h
23,416
Foundation Finance Trust
69,472
3.300%,  7/15/2033, Ser.
2017-1A, Class A
h
70,591
Harley Marine Financing, LLC
385,463
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
361,251
Longfellow Place CLO, Ltd.
325,000
2.484%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
325,043
Octagon Investment Partners 50,
Ltd.
225,000
4.484%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,h
225,711
OZLM IX, Ltd.
400,000
1.738%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
400,304
Palmer Square CLO, Ltd.
350,000
2.241%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,h
349,075
Palmer Square Loan Funding, Ltd.
300,000
2.438%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,h
300,342
Principal
Amount Long-Term Fixed Income (31.0%) Value
Asset-Backed Securities (1.4%) - continued
Sound Point CLO X, Ltd.
$ 350,000
2.888%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,h
$ 350,940
Sound Point CLO XXI, Ltd.
700,000
1.626%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
700,218
TCI-Flatiron CLO, Ltd.
700,000
2.390%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,h
698,831
THL Credit Wind River CLO, Ltd.
350,000
3.034%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,h
349,163
Total 5,936,767
Basic Materials (0.5%)
Air Products and Chemicals, Inc.
7,000 1.500%,  10/15/2025 7,152
Alcoa Nederland Holding BV
80,000 5.500%,  12/15/2027
h
86,600
Anglo American Capital plc
37,000 2.250%,  3/17/2028
h
36,792
BWAY Holding Company
80,000 5.500%,  4/15/2024
h
80,300
Chemours Company
40,000 5.750%,  11/15/2028
h
42,493
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 52,437
30,000 4.625%,  3/1/2029
h
30,563
30,000 4.875%,  3/1/2031
h
30,525
Consolidated Energy Finance SA
55,000 6.875%,  6/15/2025
h
55,206
DuPont de Nemours, Inc.
38,000 4.725%,  11/15/2028 44,545
EI du Pont de Nemours &
Company
29,000 1.700%,  7/15/2025 29,811
First Quantum Minerals, Ltd.
105,000 7.500%,  4/1/2025
h
109,003
Freeport-McMoRan, Inc.
80,000 4.125%,  3/1/2028 84,342
90,000 4.250%,  3/1/2030 96,750
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
h
62,994
Hecla Mining Company
20,000 7.250%,  2/15/2028 21,875
Hudbay Minerals, Inc.
60,000 4.500%,  4/1/2026
h
60,900
Ingevity Corporation
90,000 3.875%,  11/1/2028
h
89,647
Kinross Gold Corporation
38,000 5.125%,  9/1/2021 38,134
Kraton Polymers, LLC
80,000 4.250%,  12/15/2025
h
81,200
LYB International Finance III, LLC
52,000 1.250%,  10/1/2025 51,971

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Basic Materials (0.5%) - continued
Mercer International, Inc.
$ 50,000 5.125%,  2/1/2029
h
$ 51,688
Mosaic Company
14,000 3.250%,  11/15/2022 14,552
56,000 4.050%,  11/15/2027 62,516
Norbord, Inc.
60,000 5.750%,  7/15/2027
h
65,382
Novelis Corporation
60,000 5.875%,  9/30/2026
h
62,591
30,000 4.750%,  1/30/2030
h
31,200
Nucor Corporation
14,000 2.000%,  6/1/2025 14,486
Nutrien, Ltd.
37,000 4.000%,  12/15/2026 41,645
OCI NV
90,000 4.625%,  10/15/2025
h
93,825
Olin Corporation
100,000 5.125%,  9/15/2027 104,402
SCIH Salt Holdings, Inc.
40,000 4.875%,  5/1/2028
h
39,900
Steel Dynamics, Inc.
17,000 2.400%,  6/15/2025 17,785
United States Steel Corporation
90,000 6.875%,  3/1/2029 93,938
Venator Finance SARL
60,000 5.750%,  7/15/2025
h
59,250
Westlake Chemical Corporation
37,000 3.600%,  8/15/2026 40,241
Xstrata Finance Canada, Ltd.
57,000 4.950%,  11/15/2021
h
58,351
Total 2,044,992
Capital Goods (0.9%)
AECOM
135,000 5.125%,  3/15/2027 150,187
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
h
68,900
Ardagh Packaging Finance plc
45,000 6.000%,  2/15/2025
h
46,430
70,000 5.250%,  8/15/2027
h
71,546
Boeing Company
66,000 4.875%,  5/1/2025 74,017
43,000 2.196%,  2/4/2026 43,077
56,000 3.250%,  3/1/2028 57,986
74,000 5.150%,  5/1/2030 86,067
Bombardier, Inc.
60,000 7.500%,  3/15/2025
h
59,887
60,000 7.875%,  4/15/2027
h
59,850
Brand Industrial Services, Inc.
30,000 8.500%,  7/15/2025
h
30,600
BWAY Holding Company
60,000 7.250%,  4/15/2025
h
58,350
Carrier Global Corporation
56,000 2.722%,  2/15/2030 57,016
Caterpillar Financial Services
Corporation
53,000 1.900%,  9/6/2022 54,232
30,000 1.450%,  5/15/2025 30,734
Chart Industries, Inc., Convertible
46,000 1.000%,  11/15/2024
h
127,564
Principal
Amount Long-Term Fixed Income (31.0%) Value
Capital Goods (0.9%) - continued
Cintas Corporation No. 2
$ 57,000 2.900%,  4/1/2022 $ 58,233
CNH Industrial Capital, LLC
17,000 1.950%,  7/2/2023 17,476
Cornerstone Building Brands, Inc.
80,000 6.125%,  1/15/2029
h
85,306
Covanta Holding Corporation
60,000 6.000%,  1/1/2027 62,700
20,000 5.000%,  9/1/2030 20,525
CP Atlas Buyer, Inc.
50,000 7.000%,  12/1/2028
h
51,856
Crown Americas Capital
Corporation IV
100,000 4.500%,  1/15/2023 105,613
General Electric Company
48,000
3.514%,  (LIBOR 3M +
3.330%), 6/15/2021
b,i
45,630
37,000 3.625%,  5/1/2030 40,199
GFL Environmental, Inc.
20,000 4.000%,  8/1/2028
h
19,139
50,000 3.500%,  9/1/2028
h
48,138
H&E Equipment Services, Inc.
60,000 3.875%,  12/15/2028
h
58,575
Honeywell International, Inc.
29,000 1.350%,  6/1/2025 29,618
Howmet Aerospace, Inc.
70,000 6.875%,  5/1/2025 81,200
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 62,965
Jeld-Wen, Inc.
70,000 4.625%,  12/15/2025
h
71,400
John Deere Capital Corporation
44,000 2.050%,  1/9/2025 45,891
56,000 1.500%,  3/6/2028 55,159
KBR, Inc., Convertible
184,000 2.500%,  11/1/2023 296,884
Meritor, Inc.
40,000 4.500%,  12/15/2028
h
40,500
NESCO Holdings II, Inc.
20,000 5.500%,  4/15/2029
h
20,600
Otis Worldwide Corporation
39,000 2.056%,  4/5/2025 40,544
Owens-Brockway Glass Container,
Inc.
50,000 5.875%,  8/15/2023
h
54,125
Parker-Hannifin Corporation
64,000 2.700%,  6/14/2024 67,765
Patrick Industries, Inc., Convertible
61,000 1.000%,  2/1/2023 73,848
Raytheon Technologies
Corporation
37,000 4.125%,  11/16/2028 42,003
Republic Services, Inc.
37,000 3.950%,  5/15/2028 41,557
Roper Technologies, Inc.
31,000 2.350%,  9/15/2024 32,555
29,000 1.000%,  9/15/2025 28,761
Siemens
Financieringsmaatschappij NV
56,000 1.700%,  3/11/2028
h
55,592

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Capital Goods (0.9%) - continued
SRM Escrow Issuer, LLC
$ 70,000 6.000%,  11/1/2028
h
$ 74,189
Standard Industries, Inc.
110,000 4.375%,  7/15/2030
h
110,275
Textron, Inc.
56,000 3.650%,  3/15/2027 61,441
Titan Acquisition, Ltd.
25,000 7.750%,  4/15/2026
h
25,969
TransDigm, Inc.
40,000 6.250%,  3/15/2026
h
42,350
180,000 5.500%,  11/15/2027 187,308
10,000 4.625%,  1/15/2029
h
9,855
United Rentals North America, Inc.
80,000 4.875%,  1/15/2028 84,700
50,000 4.000%,  7/15/2030 51,279
United Technologies Corporation
56,000 3.950%,  8/16/2025 62,449
W.W. Grainger, Inc.
24,000 1.850%,  2/15/2025 24,915
Waste Pro USA, Inc.
30,000 5.500%,  2/15/2026
h
30,600
WESCO Distribution, Inc.
70,000 7.250%,  6/15/2028
h
77,700
Total 3,673,830
Collateralized Mortgage Obligations (2.7%)
Banc of America Alternative Loan
Trust
179,742
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 178,752
Banc of America Mortgage
Securities Trust
130,366
2.631%,  9/25/2035, Ser.
2005-H, Class 3A1
b
131,077
49,479
3.007%,  9/25/2035, Ser.
2005-H, Class 2A1
b
48,628
Bellemeade Re, Ltd.
261,355
1.706%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
261,525
124,153
3.506%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,h
124,681
60,931
2.406%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,h
60,931
Business Jet Securities, LLC
87,290
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
88,663
CHL Mortgage Pass-Through Trust
202,156
2.731%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
177,140
103,956
2.635%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
106,737
301,118
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 234,862
CIM Trust
174,697
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
184,885
Principal
Amount Long-Term Fixed Income (31.0%) Value
Collateralized Mortgage Obligations (2.7%) -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 240,521
2.887%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
$ 241,330
Countrywide Alternative Loan Trust
258,301
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 134,887
Countrywide Home Loan
Mortgage Pass Through Trust
112,011
2.674%,  11/25/2035, Ser.
2005-22, Class 2A1
b
106,643
Credit Suisse First Boston
Mortgage Securities Corporation
94,226
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 95,085
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
190,678
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 192,591
Eagle Re, Ltd.
360,939
1.906%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,h
361,173
Federal Home Loan Mortgage
Corporation
644,457
3.500%,  8/15/2035, Ser.
345, Class C8
j
73,703
Federal Home Loan Mortgage
Corporation - REMIC
504,684
3.000%,  5/15/2027, Ser.
4046, Class GI
j
26,581
569,970
3.500%,  10/15/2032, Ser.
4119, Class KI
j
69,021
645,119
3.000%,  4/15/2033, Ser.
4203, Class DI
j
47,188
Federal National Mortgage
Association - REMIC
668,047
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
35,292
574,308
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
27,069
885,391
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
40,741
1,404,209
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
88,788
776,101
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
39,199
424,647
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
21,876
1,006,876
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
51,889
1,486,829
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
76,525
574,835
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
31,634
634,237
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
33,105
444,611
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
44,517
2,443,959
1.500%,  2/25/2036, Ser.
2021-1, Class IY
j
161,616
1,466,212
1.500%,  2/25/2036, Ser.
2021-3, Class UI
j
80,969

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Collateralized Mortgage Obligations (2.7%) -
continued
Genworth Mortgage Insurance
Corporation
$ 130,245
2.006%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,h
$ 130,482
200,000
2.160%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,h
200,853
GMAC Mortgage Corporation
Loan Trust
121,097
3.055%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
117,624
10,530
0.609%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
13,749
IndyMac INDA Mortgage Loan
Trust
589,512
3.102%,  8/25/2036, Ser.
2006-AR1, Class A1
b
563,499
IndyMac INDX Mortgage Loan
Trust
392,482
0.526%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
371,323
J.P. Morgan Alternative Loan Trust
102,272
3.162%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
97,834
333,555
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 267,981
Legacy Mortgage Asset Trust
268,020
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,l
271,061
Lehman Mortgage Trust
22,244
6.000%,  1/25/2036, Ser.
2005-3, Class 2A7 23,719
Master Asset Securitization Trust
300,065
0.606%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
66,107
Merrill Lynch Mortgage Investors
Trust
216,158
3.538%,  6/25/2035, Ser.
2005-A5, Class M1
b
128,842
Preston Ridge Partners Mortgage
Trust, LLC
297,668
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
300,058
178,601
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,h
179,054
Radnor RE, Ltd.
475,000
2.806%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,h
475,000
RCO Mortgage, LLC
157,350
3.475%,  11/25/2024, Ser.
2019-2, Class A1
h,l
157,649
Residential Accredit Loans, Inc.
Trust
141,098
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 139,312
136,634
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 136,489
Principal
Amount Long-Term Fixed Income (31.0%) Value
Collateralized Mortgage Obligations (2.7%) -
continued
$ 97,735
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 $ 95,301
Residential Asset Securitization
Trust
124,669
2.299%,  1/25/2034, Ser.
2004-IP1, Class A1
b
127,637
205,871
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 212,951
Residential Funding Mortgage
Security I Trust
211,042
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 202,777
Silver Hill Trust
147,167
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
152,868
Stanwich Mortgage Loan Trust
132,751
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
h,l
133,512
Starwood Mortgage Residential
Trust
200,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,h
208,419
Structured Adjustable Rate
Mortgage Loan Trust
79,054
3.247%,  7/25/2035, Ser.
2005-15, Class 4A1
b
73,649
147,716
3.212%,  9/25/2035, Ser.
2005-18, Class 1A1
b
119,466
Structured Asset Mortgage
Investments, Inc.
298,420
0.726%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
287,311
Toorak Mortgage Corporation
250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,l
250,651
Vericrest Opportunity Loan
Transferee
175,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,l
174,188
200,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,l
199,556
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,l
200,168
250,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
h,l
249,920
300,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
h,l
299,929
Verus Securitization Trust
271,149
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,h
271,547
Wachovia Asset Securitization, Inc.
141,444
0.246%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,h,k
131,927
WaMu Mortgage Pass Through
Certificates
181,863
0.996%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
170,814

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Collateralized Mortgage Obligations (2.7%) -
continued
Wells Fargo Home Equity Trust
$ 174,826
0.856%,  (LIBOR 1M +
0.750%), 4/25/2034, Ser.
2004-1, Class M1
b
$ 170,247
Total 11,052,777
Commercial Mortgage-Backed Securities
(<0.1%)
BFLD Trust
175,000
1.815%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
176,314
Total 176,314
Communications Services (1.3%)
Altice France SA
75,000 5.125%,  7/15/2029
h
75,094
AMC Networks, Inc.
60,000 4.250%,  2/15/2029 59,250
American Tower Corporation
46,000 3.375%,  5/15/2024 49,356
75,000 4.400%,  2/15/2026 84,624
56,000 3.800%,  8/15/2029 61,635
AT&T, Inc.
77,000 4.450%,  4/1/2024 84,712
75,000 1.700%,  3/25/2026 75,350
56,000 4.300%,  2/15/2030 63,177
CCO Holdings, LLC
100,000 5.500%,  5/1/2026
h
103,200
100,000 5.125%,  5/1/2027
h
104,656
CCOH Safari, LLC
94,000 5.750%,  2/15/2026
h
97,290
Cengage Learning, Inc.
80,000 9.500%,  6/15/2024
h
81,600
Charter Communications
Operating, LLC
46,000 4.500%,  2/1/2024 50,280
57,000 4.908%,  7/23/2025 64,822
56,000 5.050%,  3/30/2029 64,882
Clear Channel Worldwide
Holdings, Inc.
70,000 7.750%,  4/15/2028
h
72,069
Comcast Corporation
35,000 3.700%,  4/15/2024 38,162
35,000 3.950%,  10/15/2025 39,300
45,000 2.350%,  1/15/2027 47,163
93,000 3.400%,  4/1/2030 101,306
Consolidated Communications,
Inc.
30,000 5.000%,  10/1/2028
h
30,450
Cox Communications, Inc.
48,000 2.950%,  6/30/2023
h
50,177
Crown Castle International
Corporation
37,000 3.800%,  2/15/2028 40,633
CSC Holdings, LLC
50,000 5.500%,  5/15/2026
h
51,420
100,000 5.375%,  2/1/2028
h
105,239
Cumulus Media New Holdings,
Inc.
50,000 6.750%,  7/1/2026
h
51,250
Principal
Amount Long-Term Fixed Income (31.0%) Value
Communications Services (1.3%) - continued
Deutsche Telekom International
Finance BV
$ 36,000 2.485%,  9/19/2023
h
$ 37,403
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 41,709
DISH DBS Corporation
50,000 7.375%,  7/1/2028 53,996
Embarq Corporation
35,000 7.995%,  6/1/2036 40,754
Entercom Media Corporation
50,000 6.500%,  5/1/2027
h
51,250
Fox Corporation
68,000 4.030%,  1/25/2024 73,781
38,000 4.709%,  1/25/2029 44,127
Front Range BidCo, Inc.
90,000 4.000%,  3/1/2027
h
89,370
50,000 6.125%,  3/1/2028
h
51,438
Frontier Communications
Corporation
50,000 5.875%,  10/15/2027
h
53,125
GCI, LLC
60,000 4.750%,  10/15/2028
h
61,800
Hughes Satellite Systems
Corporation
30,000 6.625%,  8/1/2026 33,150
iHeartCommunications, Inc.
60,000 4.750%,  1/15/2028
h
61,800
LCPR Senior Secured Financing
DAC
50,000 6.750%,  10/15/2027
h
53,750
Level 3 Financing, Inc.
80,000 4.625%,  9/15/2027
h
82,500
130,000 4.250%,  7/1/2028
h
130,989
Liberty Interactive, LLC,
Convertible
109,000 3.500%,  1/15/2031 108,455
Ligado Networks, LLC
32,428
0.000%,PIK 15.500%,
11/1/2023
h,m
31,942
Meredith Corporation
60,000 6.500%,  7/1/2025
h
64,050
Netflix, Inc.
29,000 5.875%,  2/15/2025 33,531
165,000 4.875%,  4/15/2028 189,956
Nexstar Escrow Corporation
90,000 5.625%,  7/15/2027
h
95,062
Nielsen Finance, LLC
70,000 5.625%,  10/1/2028
h
74,637
NTT Finance Corporation
45,000 1.162%,  4/3/2026
h
44,604
Omnicom Group, Inc.
57,000 4.200%,  6/1/2030 64,230
Radiate Holdco, LLC
35,000 6.500%,  9/15/2028
h
36,437
Scripps Escrow II, Inc.
30,000 5.375%,  1/15/2031
h
30,412
Scripps Escrow, Inc.
40,000 5.875%,  7/15/2027
h
42,089
SFR Group SA
130,000 7.375%,  5/1/2026
h
134,784

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Communications Services (1.3%) - continued
Sinclair Television Group, Inc.
$ 80,000 5.500%,  3/1/2030
h
$ 79,500
Sirius XM Radio, Inc.
90,000 5.000%,  8/1/2027
h
94,248
Sprint Capital Corporation
95,000 6.875%,  11/15/2028 119,703
50,000 8.750%,  3/15/2032 74,125
Sprint Corporation
205,000 7.625%,  2/15/2025 243,437
Terrier Media Buyer, Inc.
40,000 8.875%,  12/15/2027
h
43,450
T-Mobile USA, Inc.
43,000 3.500%,  4/15/2025
h
46,628
56,000 3.750%,  4/15/2027
h
61,685
75,000 3.875%,  4/15/2030
h
81,698
20,000 2.875%,  2/15/2031 19,525
United States Cellular Corporation
50,000 6.700%,  12/15/2033 62,501
Uniti Group, LP
30,000 6.500%,  2/15/2029
h
29,821
Univision Communications, Inc.
100,000 6.625%,  6/1/2027
h
108,375
VeriSign, Inc.
40,000 4.750%,  7/15/2027 42,594
Verizon Communications, Inc.
37,000 0.750%,  3/22/2024 37,143
73,000
1.298%,  (LIBOR 3M +
1.100%), 5/15/2025
b
74,769
115,000 0.850%,  11/20/2025 113,477
75,000 2.100%,  3/22/2028 75,681
56,000 3.150%,  3/22/2030 59,224
37,000 2.550%,  3/21/2031 37,088
Viacom, Inc.
38,000 5.875%,  2/28/2057
b
38,903
ViaSat, Inc.
80,000 5.625%,  9/15/2025
h
81,800
VTR Finance NV
40,000 6.375%,  7/15/2028
h
43,200
Walt Disney Company
75,000 1.750%,  1/13/2026 77,104
38,000 3.800%,  3/22/2030 42,526
Ziggo BV
100,000 5.500%,  1/15/2027
h
104,008
Total 5,550,441
Consumer Cyclical (1.8%)
1011778 B.C., ULC
90,000 4.375%,  1/15/2028
h
91,125
Allied Universal Holdco, LLC
60,000 6.625%,  7/15/2026
h
63,450
Allison Transmission, Inc
85,000 3.750%,  1/30/2031
h
82,025
Amazon.com, Inc.
37,000 1.500%,  6/3/2030 35,621
American Axle & Manufacturing,
Inc.
90,000 6.500%,  4/1/2027
g
95,062
American Honda Finance
Corporation
29,000 1.200%,  7/8/2025 29,195
Principal
Amount Long-Term Fixed Income (31.0%) Value
Consumer Cyclical (1.8%) - continued
Best Buy Company, Inc.
$ 37,000 1.950%,  10/1/2030 $ 35,353
Bloomin' Brands, Inc., Convertible
55,000 5.000%,  5/1/2025
h
151,903
BMW Finance NV
31,000 2.250%,  8/12/2022
h
31,748
Booking Holdings, Inc.,
Convertible
33,000 0.900%,  9/15/2021 40,178
Boyne USA, Inc.
45,000 4.750%,  5/15/2029
h
46,237
Brookfield Residential Properties,
Inc.
125,000 6.250%,  9/15/2027
h
132,500
Burlington Stores, Inc., Convertible
235,000 2.250%,  4/15/2025
h
374,972
Caesars Entertainment, Inc.
20,000 8.125%,  7/1/2027
h
22,224
Carnival Corporation
60,000 11.500%,  4/1/2023
h
68,952
25,000 10.500%,  2/1/2026
h
29,466
20,000 7.625%,  3/1/2026
h
21,900
80,000 5.750%,  3/1/2027
h
84,350
Cedar Fair, LP
80,000 5.250%,  7/15/2029 82,265
Cinemark USA, Inc.
70,000 5.875%,  3/15/2026
h
72,537
Clarios Global, LP
30,000 8.500%,  5/15/2027
h
32,400
Colt Merger Sub, Inc.
130,000 6.250%,  7/1/2025
h
138,216
D.R. Horton, Inc.
13,000 2.600%,  10/15/2025 13,757
Daimler Finance North America,
LLC
57,000 1.450%,  3/2/2026
h
57,173
Dana, Inc.
60,000 5.625%,  6/15/2028 64,650
Darden Restaurants, Inc.
75,000 3.850%,  5/1/2027 82,681
Dick's Sporting Goods Inc.,
Convertible
72,000 3.250%,  4/15/2025 176,760
Empire Communities Corporation
50,000 7.000%,  12/15/2025
h
53,500
Expedia Group, Inc.
57,000 4.625%,  8/1/2027
h
64,121
Expedia Group, Inc., Convertible
131,000 Zero Coupon,  2/15/2026
h
142,004
Ford Motor Company
30,000 9.000%,  4/22/2025 36,637
20,000 9.625%,  4/22/2030 28,050
90,000 7.450%,  7/16/2031 115,762
Ford Motor Company, Convertible
302,000 Zero Coupon,  3/15/2026
h
298,225
Ford Motor Credit Company, LLC
200,000 4.063%,  11/1/2024 210,572
140,000 4.134%,  8/4/2025 147,525
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
h
40,418

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Consumer Cyclical (1.8%) - continued
Gap, Inc.
$ 40,000 8.625%,  5/15/2025
h
$ 44,268
General Motors Company
30,000 5.400%,  10/2/2023 33,182
26,000 6.125%,  10/1/2025 30,857
56,000 6.800%,  10/1/2027 70,409
General Motors Financial
Company, Inc.
37,000 3.150%,  6/30/2022 38,001
63,000 3.950%,  4/13/2024 68,146
44,000 2.900%,  2/26/2025 46,471
29,000 2.750%,  6/20/2025 30,519
Hanesbrands, Inc.
80,000 4.875%,  5/15/2026
h
85,663
Harley-Davidson Financial
Services, Inc.
48,000 4.050%,  2/4/2022
h
49,282
Herc Holdings, Inc.
50,000 5.500%,  7/15/2027
h
52,875
Hilton Domestic Operating
Company, Inc.
160,000 4.875%,  1/15/2030 170,603
Home Depot, Inc.
26,000 3.750%,  2/15/2024 28,236
37,000 2.950%,  6/15/2029 39,605
Hyundai Capital America
29,000 1.800%,  10/15/2025
h
29,233
56,000 3.000%,  2/10/2027
h
58,712
International Game Technology plc
60,000 5.250%,  1/15/2029
h
63,623
KB Home
70,000 4.800%,  11/15/2029 75,425
Kohl's Corporation
57,000 3.375%,  5/1/2031 58,194
L Brands, Inc.
90,000 6.625%,  10/1/2030
h
103,721
20,000 6.875%,  11/1/2035 24,250
Landry's, Inc.
60,000 6.750%,  10/15/2024
h
60,750
Lennar Corporation
18,000 4.125%,  1/15/2022 18,222
40,000 4.875%,  12/15/2023 43,749
14,000 5.875%,  11/15/2024 15,920
29,000 4.750%,  5/30/2025 32,617
Levi Strauss & Company
45,000 3.500%,  3/1/2031
h
44,887
Live Nation Entertainment, Inc.
40,000 3.750%,  1/15/2028
h
39,854
Lowe's Companies, Inc.
26,000 4.000%,  4/15/2025 28,845
37,000 4.500%,  4/15/2030 43,130
Magic MergerCo, Inc.
55,000 5.250%,  5/1/2028
h
55,687
Marriott International, Inc.
53,000 5.750%,  5/1/2025 61,011
58,000 3.750%,  10/1/2025 62,484
Mattamy Group Corporation
90,000 5.250%,  12/15/2027
h
94,275
McDonald's Corporation
112,000 3.800%,  4/1/2028 124,987
Principal
Amount Long-Term Fixed Income (31.0%) Value
Consumer Cyclical (1.8%) - continued
MGM Resorts International
$ 125,000 5.750%,  6/15/2025 $ 137,656
Netflix, Inc
38,000 5.875%,  11/15/2028 46,236
Nissan Motor Company, Ltd.
45,000 3.043%,  9/15/2023
h
47,081
O'Reilly Automotive, Inc.
56,000 3.900%,  6/1/2029 61,943
PetSmart, Inc.
50,000 4.750%,  2/15/2028
h
51,563
40,000 7.750%,  2/15/2029
h
43,339
Prime Security Services Borrower,
LLC
140,000 5.750%,  4/15/2026
h
153,136
Procter & Gamble Company
38,000 1.200%,  10/29/2030 35,545
Ralph Lauren Corporation
29,000 1.700%,  6/15/2022 29,475
Real Hero Merger Sub 2, Inc.
40,000 6.250%,  2/1/2029
h
41,382
Realogy Group, LLC
70,000 5.750%,  1/15/2029
h
72,625
Rite Aid Corporation
30,000 7.500%,  7/1/2025
h
31,088
Ross Stores, Inc.
37,000 1.875%,  4/15/2031 34,999
Royal Caribbean Cruises, Ltd.
80,000 9.125%,  6/15/2023
h
88,317
30,000 11.500%,  6/1/2025
h
34,753
30,000 5.500%,  4/1/2028
h
31,461
Scientific Games International, Inc.
80,000 5.000%,  10/15/2025
h
82,600
70,000 7.250%,  11/15/2029
h
76,994
SeaWorld Parks and
Entertainment, Inc.
40,000 9.500%,  8/1/2025
h
43,433
Six Flags Entertainment
Corporation
40,000 5.500%,  4/15/2027
g,h
41,300
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
h
43,215
Staples, Inc.
110,000 7.500%,  4/15/2026
h
113,850
Target Corporation
37,000 2.350%,  2/15/2030 37,943
Tenneco, Inc.
40,000 5.000%,  7/15/2026
g
38,745
TJX Companies, Inc.
25,000 3.500%,  4/15/2025 27,362
Toll Brothers Finance Corporation
57,000 5.875%,  2/15/2022 58,425
Toyota Motor Credit Corporation
57,000 1.900%,  4/6/2028 57,366
Uber Technologies, Inc.
40,000 6.250%,  1/15/2028
h
43,456
Under Armour, Inc., Convertible
33,000 1.500%,  6/1/2024
h
68,867
Vista Outdoor, Inc.
70,000 4.500%,  3/15/2029
h
69,957

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Consumer Cyclical (1.8%) - continued
Volkswagen Group of America
Finance, LLC
$ 55,000 4.250%,  11/13/2023
h
$ 59,825
14,000 3.350%,  5/13/2025
h
15,154
Walmart, Inc.
57,000 3.250%,  7/8/2029 63,201
Wyndham Destinations, Inc.
50,000 6.625%,  7/31/2026
h
57,313
Wyndham Hotels & Resorts, Inc.
30,000 4.375%,  8/15/2028
h
30,966
Yum! Brands, Inc.
70,000 4.750%,  1/15/2030
h
74,900
ZF North America Capital, Inc.
40,000 4.750%,  4/29/2025
h
43,147
Total 7,309,825
Consumer Non-Cyclical (1.8%)
Abbott Laboratories
75,000 3.875%,  9/15/2025 83,792
AbbVie, Inc.
38,000 2.900%,  11/6/2022 39,411
62,000 2.300%,  11/21/2022 63,810
36,000 2.800%,  3/15/2023 37,358
119,000 3.600%,  5/14/2025 130,084
75,000 3.200%,  11/21/2029 80,172
Agilent Technologies, Inc
37,000 2.300%,  3/12/2031 36,396
Albertson's Companies, Inc.
125,000 3.500%,  3/15/2029
h
120,000
40,000 4.875%,  2/15/2030
h
41,645
Altria Group, Inc.
46,000 4.400%,  2/14/2026 51,949
38,000 4.800%,  2/14/2029 43,226
Amgen, Inc.
56,000 2.450%,  2/21/2030 56,708
Anheuser-Busch Companies, LLC
32,000 3.650%,  2/1/2026 35,420
Anheuser-Busch InBev Worldwide,
Inc.
51,000 4.150%,  1/23/2025 56,881
75,000 4.750%,  1/23/2029 88,017
Anthem, Inc.
66,000 2.375%,  1/15/2025 69,244
57,000 2.550%,  3/15/2031 57,466
Aramark Services, Inc.
40,000 6.375%,  5/1/2025
h
42,550
AstraZeneca plc
75,000 0.700%,  4/8/2026 72,954
BAT Capital Corporation
51,000 3.222%,  8/15/2024 54,341
BAT International Finance plc
29,000 1.668%,  3/25/2026 28,857
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
h
30,450
90,000 5.000%,  2/15/2029
h
90,139
Becton, Dickinson and Company
56,000 2.823%,  5/20/2030 57,899
Boston Scientific Corporation
64,000 3.450%,  3/1/2024 68,658
Principal
Amount Long-Term Fixed Income (31.0%) Value
Consumer Non-Cyclical (1.8%) - continued
Bristol-Myers Squibb Company
$ 75,000 3.200%,  6/15/2026 $ 82,177
56,000 3.900%,  2/20/2028 63,404
Bunge, Ltd. Finance Corporation
35,000 1.630%,  8/17/2025 35,416
Cargill, Inc.
15,000 1.375%,  7/23/2023
h
15,318
Centene Corporation
40,000 5.375%,  8/15/2026
h
41,960
30,000 4.250%,  12/15/2027 31,443
45,000 4.625%,  12/15/2029 48,712
110,000 3.000%,  10/15/2030 109,175
Central Garden & Pet Company
70,000 4.125%,  10/15/2030 72,203
Cigna Corporation
69,000 4.125%,  11/15/2025 77,567
Coca-Cola Company
56,000 1.500%,  3/5/2028 55,349
Community Health Systems, Inc.
30,000 5.625%,  3/15/2027
h
31,800
40,000 6.000%,  1/15/2029
h
42,107
70,000 6.875%,  4/15/2029
h
73,150
Conagra Brands, Inc.
34,000 4.300%,  5/1/2024 37,497
Constellation Brands, Inc.
75,000 3.150%,  8/1/2029 79,099
CVS Health Corporation
38,000 2.750%,  12/1/2022 39,196
64,000 4.100%,  3/25/2025 71,292
75,000 4.300%,  3/25/2028 85,333
37,000 3.750%,  4/1/2030 40,699
DaVita, Inc.
90,000 4.625%,  6/1/2030
h
91,125
Diageo Capital plc
35,000 1.375%,  9/29/2025 35,524
Edgewell Personal Care Company
40,000 5.500%,  6/1/2028
h
42,500
Encompass Health Corporation
110,000 4.500%,  2/1/2028 113,987
Endo Finance, LLC
40,000 9.500%,  7/31/2027
h
42,400
Energizer Holdings, Inc.
70,000 4.375%,  3/31/2029
h
69,475
Estee Lauder Companies, Inc.
37,000 1.950%,  3/15/2031 36,135
General Mills, Inc.
37,000 4.200%,  4/17/2028 42,163
Gilead Sciences, Inc.
57,000 2.950%,  3/1/2027 61,172
H. J. Heinz Company
20,000 5.200%,  7/15/2045 23,662
HCA, Inc.
250,000 5.375%,  2/1/2025 278,607
94,000 5.250%,  6/15/2026 109,097
HLF Financing SARL, LLC
60,000 7.250%,  8/15/2026
h
62,700
Illumina, Inc.
70,000 9.000%,  7/1/2028
h
78,400
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
h
37,981

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Consumer Non-Cyclical (1.8%) - continued
Ionis Pharmaceuticals, Inc.,
Convertible
$ 52,000 0.125%,  12/15/2024 $ 48,098
JBS Investments II GmbH
30,000 5.750%,  1/15/2028
h
31,881
JBS USA, LLC
90,000 5.500%,  1/15/2030
h
99,001
Keurig Dr Pepper, Inc.
75,000 2.250%,  3/15/2031 73,711
Kraft Foods Group, Inc.
100,000 5.000%,  6/4/2042 115,494
Kraft Heinz Foods Company
57,000 3.875%,  5/15/2027 62,075
100,000 4.625%,  1/30/2029 112,676
110,000 3.750%,  4/1/2030 117,706
50,000 4.250%,  3/1/2031 55,134
Kroger Company
37,000 4.500%,  1/15/2029 43,176
Mattel, Inc.
85,000 3.375%,  4/1/2026
h
87,994
McKesson Corporation
29,000 0.900%,  12/3/2025 28,584
38,000 3.950%,  2/16/2028 42,856
Medtronic, Inc.
8,000 3.500%,  3/15/2025 8,822
Molina Healthcare, Inc.
70,000 4.375%,  6/15/2028
h
71,925
MPH Acquisition Holdings, LLC
50,000 5.750%,  11/1/2028
g,h
49,305
Mylan, Inc.
36,000 4.200%,  11/29/2023 38,791
Novartis Capital Corporation
30,000 1.750%,  2/14/2025 30,982
93,000 3.000%,  11/20/2025 100,803
Ortho-Clinical Diagnostics, Inc.
40,000 7.250%,  2/1/2028
h
43,880
Par Pharmaceutical, Inc.
100,000 7.500%,  4/1/2027
h
105,250
PepsiCo, Inc.
57,000 1.625%,  5/1/2030 55,030
Philip Morris International, Inc.
81,000 1.500%,  5/1/2025 82,560
Pilgrim's Pride Corporation
40,000 5.875%,  9/30/2027
h
42,450
QBE Insurance Group, Ltd.
72,000 5.875%,  5/12/2025
b,h,i
78,030
Royalty Pharma plc
87,000 1.200%,  9/2/2025
h
86,061
Scotts Miracle-Gro Company
90,000 4.500%,  10/15/2029 94,500
SEG Holding, LLC
80,000 5.625%,  10/15/2028
h
84,200
Simmons Foods, Inc.
70,000 4.625%,  3/1/2029
h
70,540
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
h
52,875
30,000 5.500%,  7/15/2030
h
32,363
Stryker Corporation
38,000 3.650%,  3/7/2028 42,337
Principal
Amount Long-Term Fixed Income (31.0%) Value
Consumer Non-Cyclical (1.8%) - continued
Syneos Health, Inc.
$ 70,000 3.625%,  1/15/2029
h
$ 68,425
Sysco Corporation
55,000 5.650%,  4/1/2025 64,332
37,000 5.950%,  4/1/2030 46,657
Teleflex, Inc.
100,000 4.625%,  11/15/2027 106,348
Tenet Healthcare Corporation
50,000 4.625%,  7/15/2024 50,755
160,000 5.125%,  11/1/2027
h
167,808
30,000 6.125%,  10/1/2028
h
31,650
Teva Pharmaceutical Finance
Netherlands III BV
15,000 2.200%,  7/21/2021 14,981
45,000 2.800%,  7/21/2023 44,556
Thermo Fisher Scientific, Inc.
26,000 4.133%,  3/25/2025 28,942
38,000 4.497%,  3/25/2030 44,534
United Natural Foods, Inc.
60,000 6.750%,  10/15/2028
h
64,650
UnitedHealth Group, Inc.
93,000 3.850%,  6/15/2028 105,190
Upjohn, Inc.
29,000 1.650%,  6/22/2025
h
29,292
VRX Escrow Corporation
210,000 6.125%,  4/15/2025
h
214,416
Whirlpool Corporation
38,000 2.400%,  5/15/2031 37,769
Winnebago Industries, Inc.,
Convertible
115,000 1.500%,  4/1/2025 163,875
Zoetis, Inc.
54,000 3.250%,  2/1/2023 56,263
56,000 3.900%,  8/20/2028 62,894
Total 7,287,679
Energy (1.4%)
Antero Midstream Partners, LP
30,000 5.750%,  3/1/2027
h
30,337
Antero Resources Corporation
60,000 5.000%,  3/1/2025 60,900
Apache Corporation
60,000 4.375%,  10/15/2028 61,198
40,000 5.100%,  9/1/2040 41,005
Archrock Partners, LP
60,000 6.250%,  4/1/2028
h
62,724
BP Capital Markets America, Inc.
62,000 2.520%,  9/19/2022 63,758
15,000 2.937%,  4/6/2023 15,723
90,000 4.234%,  11/6/2028 102,760
BP Capital Markets plc
72,000 4.875%,  3/22/2030
b,i
77,292
Buckeye Partners, LP
70,000 4.125%,  3/1/2025
h
71,750
Canadian Natural Resources, Ltd.
94,000 2.050%,  7/15/2025 95,937
Cenovus Energy, Inc.
103,000 5.375%,  7/15/2025 117,111

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Energy (1.4%) - continued
Centennial Resource Production,
LLC
$ 60,000 6.875%,  4/1/2027
h
$ 56,549
Cheniere Corpus Christi Holdings,
LLC
77,000 5.875%,  3/31/2025 88,131
Cheniere Energy Partners, LP
135,000 5.625%,  10/1/2026 140,737
Cheniere Energy, Inc., Convertible
28,000 4.250%,  3/15/2045 23,046
Chevron Corporation
29,000 1.554%,  5/11/2025 29,698
Chevron USA, Inc.
46,000 3.900%,  11/15/2024 50,829
Cimarex Energy Company
75,000 4.375%,  6/1/2024 81,721
CNX Resources Corporation
30,000 6.000%,  1/15/2029
h
32,019
Comstock Resources, Inc.
40,000 9.750%,  8/15/2026 43,500
Continental Resources, Inc.
10,000 4.500%,  4/15/2023 10,495
87,000 4.375%,  1/15/2028 94,612
40,000 5.750%,  1/15/2031
h
46,400
CrownRock Finance, Inc.
20,000 5.000%,  5/1/2029
h
20,475
Devon Energy Corporation
29,000 5.850%,  12/15/2025 34,071
Diamondback Energy, Inc.
31,000 2.875%,  12/1/2024 32,863
19,000 3.125%,  3/24/2031 19,190
Enagas SA
85,000 5.500%,  1/15/2028
h
83,937
Enbridge, Inc.
38,000 3.700%,  7/15/2027 41,614
Encana Corporation
30,000 6.625%,  8/15/2037 37,870
Endeavor Energy Resources, LP
50,000 5.750%,  1/30/2028
h
53,375
Energean Israel Finance, Ltd.
60,000 4.500%,  3/30/2024
h
61,483
Energy Transfer Operating, LP
37,000 4.200%,  9/15/2023 39,573
78,000 5.875%,  1/15/2024 86,788
56,000 3.750%,  5/15/2030 58,275
Energy Transfer, LP
74,000 6.625%,  2/15/2028
b,i
69,652
EnLink Midstream Partners, LP
60,000 4.850%,  7/15/2026 60,600
35,000 5.600%,  4/1/2044 30,187
Enterprise Products Operating,
LLC
38,000 4.150%,  10/16/2028 42,956
EOG Resources, Inc.
60,000 2.625%,  3/15/2023 62,160
EQM Midstream Partners, LP
70,000 6.500%,  7/1/2027
h
77,296
15,000 6.500%,  7/15/2048 15,220
EQT Corporation
80,000 3.900%,  10/1/2027 83,407
Principal
Amount Long-Term Fixed Income (31.0%) Value
Energy (1.4%) - continued
EQT Corporation, Convertible
$ 80,000 1.750%,  5/1/2026
h
$ 118,752
Equinor ASA
25,000 2.875%,  4/6/2025 26,815
Exxon Mobil Corporation
75,000 2.992%,  3/19/2025 80,747
Genesis Energy, LP
30,000 6.500%,  10/1/2025 30,150
Halliburton Company
38,000 2.920%,  3/1/2030 38,122
Harvest Midstream, LP
70,000 7.500%,  9/1/2028
h
75,425
Hess Corporation
24,000 3.500%,  7/15/2024 25,386
Hess Midstream Operations, LP
50,000 5.625%,  2/15/2026
h
51,875
Hilcorp Energy I, LP
60,000 5.750%,  2/1/2029
h
61,050
Kinder Morgan Energy Partners,
LP
57,000 3.450%,  2/15/2023 59,473
Marathon Oil Corporation
37,000 4.400%,  7/15/2027 41,275
Marathon Petroleum Corporation
106,000 4.700%,  5/1/2025 119,623
MPLX, LP
94,000 1.750%,  3/1/2026 94,573
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 50,250
Nabors Industries, Ltd.
55,000 7.250%,  1/15/2026
h
48,400
National Fuel Gas Company
75,000 5.500%,  1/15/2026 86,932
Newfield Exploration Company
106,000 5.625%,  7/1/2024 118,235
NGL Energy Operating, LLC
40,000 7.500%,  2/1/2026
h
41,900
NGL Energy Partners, LP
40,000 7.500%,  11/1/2023 39,000
NuStar Logistics, LP
70,000 5.750%,  10/1/2025 75,337
Occidental Petroleum Corporation
50,000 3.450%,  7/15/2024 50,000
120,000 2.900%,  8/15/2024 119,700
40,000 3.400%,  4/15/2026 39,558
20,000 8.500%,  7/15/2027 24,325
70,000 3.500%,  8/15/2029 66,850
40,000 6.450%,  9/15/2036 45,450
100,000 4.400%,  4/15/2046 88,000
ONEOK, Inc.
57,000 2.200%,  9/15/2025 58,600
Ovintiv, Inc.
20,000 7.375%,  11/1/2031 26,422
PBF Holding Company, LLC
55,000 9.250%,  5/15/2025
h
57,612
PDC Energy, Inc., Convertible
3,000 1.125%,  9/15/2021 2,974
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 52,351

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Energy (1.4%) - continued
Pioneer Natural Resources
Company, Convertible
$ 38,000 0.250%,  5/15/2025
h
$ 57,646
Plains All American Pipeline, LP
92,000 4.650%,  10/15/2025 102,034
Range Resources Corporation
30,000 9.250%,  2/1/2026 32,942
30,000 8.250%,  1/15/2029
h
32,543
Sabine Pass Liquefaction, LLC
56,000 4.200%,  3/15/2028 62,024
Schlumberger Finance Canada,
Ltd.
29,000 1.400%,  9/17/2025 29,390
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
h
26,896
Shell International Finance BV
25,000 2.375%,  4/6/2025 26,416
Southwestern Energy Company
65,000 7.500%,  4/1/2026 68,750
Suncor Energy, Inc.
29,000 3.100%,  5/15/2025 31,075
Sunoco, LP
70,000 5.875%,  3/15/2028 74,025
Targa Resources Partners, LP
50,000 5.375%,  2/1/2027 51,908
20,000 5.000%,  1/15/2028 21,056
Teine Energy, Ltd.
55,000 6.875%,  4/15/2029
h
55,686
Transocean Guardian, Ltd.
50,751 5.875%,  1/15/2024
h
47,199
Transocean Proteus, Ltd.
24,000 6.250%,  12/1/2024
h
23,520
USA Compression Partners, LP
30,000 6.875%,  4/1/2026 31,461
Vine Energy Holdings, LLC
40,000 6.750%,  4/15/2029
h
40,017
W&T Offshore, Inc.
55,000 9.750%,  11/1/2023
h
48,538
Weatherford International, Ltd.
60,000 8.750%,  9/1/2024
h
62,850
50,000 11.000%,  12/1/2024
h
49,375
Western Gas Partners, LP
38,000 4.000%,  7/1/2022 38,903
Western Midstream Operating, LP
30,000 4.350%,  2/1/2025 31,715
60,000 3.950%,  6/1/2025 62,588
30,000 5.500%,  8/15/2048 30,600
Williams Companies, Inc.
37,000 2.600%,  3/15/2031 36,505
Williams Partners, LP
42,000 4.500%,  11/15/2023 45,713
WPX Energy, Inc.
29,000 5.250%,  9/15/2024 32,131
Total 5,677,892
Financials (4.3%)
ACE INA Holdings, Inc.
60,000 2.875%,  11/3/2022 62,107
Principal
Amount Long-Term Fixed Income (31.0%) Value
Financials (4.3%) - continued
AerCap Ireland Capital DAC
$ 50,000 3.150%,  2/15/2024 $ 52,539
54,000 6.500%,  7/15/2025 63,555
Air Lease Corporation
52,000 4.650%,  6/15/2026
b,i
53,040
Aircastle, Ltd.
38,000 2.850%,  1/26/2028
h
37,298
Ally Financial, Inc.
60,000 5.750%,  11/20/2025 68,754
104,000 4.700%,  5/15/2026
b,i
105,425
37,000 8.000%,  11/1/2031 52,039
American Express Company
36,000 3.700%,  8/3/2023 38,593
32,000 3.400%,  2/22/2024 34,562
American International Group, Inc.
75,000 4.200%,  4/1/2028 84,775
Ares Capital Corporation
15,000 4.250%,  3/1/2025 16,243
94,000 3.875%,  1/15/2026 100,315
Ares Capital Corporation,
Convertible
61,000 4.625%,  3/1/2024 66,222
Athene Global Funding
53,000 4.000%,  1/25/2022
h
54,363
Australia and New Zealand
Banking Group, Ltd.
85,000 2.950%,  7/22/2030
b,h
88,119
Aviation Capital Group, LLC
39,000 5.500%,  12/15/2024
h
43,830
Avolon Holdings Funding, Ltd.
16,000 5.250%,  5/15/2024
h
17,493
39,000 4.250%,  4/15/2026
h
41,589
BAC Capital Trust XIV
84,000
4.000%,  (LIBOR 3M +
0.400%), 5/20/2021
b,i
83,475
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
h
15,773
Bank of America Corporation
50,000 3.004%,  12/20/2023
b
51,977
103,000 3.550%,  3/5/2024
b
108,494
129,000 3.864%,  7/23/2024
b
137,892
64,000 4.200%,  8/26/2024 70,554
270,000 6.250%,  9/5/2024
b,i
301,050
32,000 3.458%,  3/15/2025
b
34,307
71,000 6.100%,  3/17/2025
b,i
79,609
72,000 1.319%,  6/19/2026
b
72,153
115,000 1.197%,  10/24/2026
b
114,217
112,000 3.593%,  7/21/2028
b
122,486
149,000 3.974%,  2/7/2030
b
166,167
75,000 2.687%,  4/22/2032
b
75,898
Bank of Montreal
96,000 3.300%,  2/5/2024 103,263
Bank of New York Mellon
Corporation
36,000 4.700%,  9/20/2025
b,i
39,690
54,000 3.400%,  1/29/2028 59,558
Bank of Nova Scotia
108,000 4.900%,  6/4/2025
b,i
115,960
36,000 1.050%,  3/2/2026 35,619
Barclays plc
59,000 4.610%,  2/15/2023
b
60,838

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Financials (4.3%) - continued
$ 74,000 4.338%,  5/16/2024
b
$ 79,209
67,000 8.000%,  6/15/2024
b,i
76,045
29,000 4.375%,  9/11/2024 31,729
35,000 2.852%,  5/7/2026
b
36,856
57,000 4.972%,  5/16/2029
b
66,065
BB&T Corporation
36,000 2.500%,  8/1/2024 38,029
BNP Paribas SA
57,000 2.819%,  11/19/2025
b,h
60,059
Boston Properties, LP
37,000 2.550%,  4/1/2032 35,782
BPCE SA
32,000 3.000%,  5/22/2022
h
32,890
29,000 2.375%,  1/14/2025
h
30,121
Brixmor Operating Partnership, LP
37,000 2.250%,  4/1/2028 36,616
Burford Capital Global Finance,
LLC
30,000 6.250%,  4/15/2028
h
31,140
Canadian Imperial Bank of
Commerce
29,000 2.250%,  1/28/2025 30,294
CANPACK SA
80,000 3.125%,  11/1/2025
h
81,250
Capital One Bank USA NA
48,000 3.375%,  2/15/2023 50,334
44,000 2.280%,  1/28/2026
b
45,385
Cascades USA, Inc.
50,000 5.125%,  1/15/2026
h
53,000
Central Fidelity Capital Trust I
125,000
1.184%,  (LIBOR 3M +
1.000%), 4/15/2027
b
121,816
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
b,i
115,638
104,000 4.000%,  6/1/2026
b,i
106,866
56,000 2.000%,  3/20/2028 56,576
Chobani, LLC
80,000 4.625%,  11/15/2028
h
82,400
CIT Group, Inc.
75,000 5.250%,  3/7/2025 84,656
Citigroup, Inc.
38,000 2.750%,  4/25/2022 38,848
73,000 3.142%,  1/24/2023
b
74,394
142,000 5.950%,  1/30/2023
b,i
150,165
96,000 3.352%,  4/24/2025
b
102,921
26,000 5.950%,  5/15/2025
b,i
28,322
72,000 5.500%,  9/13/2025 84,323
72,000 4.000%,  12/10/2025
b,i
72,922
175,000 3.875%,  2/18/2026
b,i
175,219
132,000 1.122%,  1/28/2027
b
129,831
150,000 4.075%,  4/23/2029
b
168,507
CNA Financial Corporation
38,000 3.950%,  5/15/2024 41,241
Comerica, Inc.
36,000 5.625%,  7/1/2025
b,i
40,005
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
h
43,999
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 77,714
Principal
Amount Long-Term Fixed Income (31.0%) Value
Financials (4.3%) - continued
Cooperatieve Rabobank UA
$ 29,000 1.339%,  6/24/2026
b,h
$ 29,060
Corporate Office Properties, LP
29,000 2.250%,  3/15/2026 29,742
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
h
72,187
Credit Agricole SA
37,000 3.250%,  1/14/2030
h
38,369
Credit Suisse Group AG
41,000 6.500%,  8/8/2023
h
45,282
16,000 7.500%,  12/11/2023
b,h,i
17,600
31,000 2.593%,  9/11/2025
b,h
32,249
38,000 3.869%,  1/12/2029
b,h
41,051
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 118,825
Dai-ichi Life Insurance Company,
Ltd.
216,000 5.100%,  10/28/2024
b,g,h,i
238,680
Danske Bank AS
56,000 5.000%,  1/12/2023
b,h
57,604
Deutsche Bank AG
127,000 2.129%,  11/24/2026
b
128,640
Digital Realty Trust, LP
56,000 3.700%,  8/15/2027 62,025
Discover Bank
75,000 4.682%,  8/9/2028
b
79,875
Drawbridge Special Opportunities
Fund, LP
80,000 3.875%,  2/15/2026
h
82,392
Duke Realty, LP
56,000 4.000%,  9/15/2028 62,510
ESH Hospitality, Inc.
60,000 5.250%,  5/1/2025
h
61,218
30,000 4.625%,  10/1/2027
h
31,800
Fidelity National Financial, Inc.
52,000 5.500%,  9/1/2022 55,321
Fifth Third Bancorp
72,000 4.500%,  9/30/2025
b,i
76,770
Fifth Third Bank NA
38,000 3.850%,  3/15/2026 41,975
First Horizon National Corporation
34,000 3.550%,  5/26/2023 35,902
FNB Corporation
53,000 2.200%,  2/24/2023 53,897
Fortress Transportation
40,000 6.500%,  10/1/2025
h
41,600
Fortress Transportation and
Infrastructure Investors, LLC
10,000 5.500%,  5/1/2028
h
10,363
FTI Consulting, Inc., Convertible
122,000 2.000%,  8/15/2023 176,107
GE Capital Funding, LLC
61,000 3.450%,  5/15/2025
h
66,193
18,000 4.050%,  5/15/2027
h
20,137
37,000 4.400%,  5/15/2030
h
42,082
Global Net Lease, Inc.
80,000 3.750%,  12/15/2027
h
79,203
Goldman Sachs Group, Inc.
57,000 0.627%,  11/17/2023
b
57,071
120,000 3.625%,  2/20/2024 129,447

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Financials (4.3%) - continued
$ 190,000 5.500%,  8/10/2024
b,i
$ 207,575
25,000 3.500%,  4/1/2025 27,189
44,000 4.250%,  10/21/2025 49,288
43,000 0.855%,  2/12/2026
b
42,631
52,000 3.800%,  5/10/2026
b,i
52,026
75,000 3.814%,  4/23/2029
b
82,864
37,000 3.800%,  3/15/2030 41,094
37,000 2.615%,  4/22/2032
b
37,181
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
95,000 4.125%,  9/1/2022 182,875
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 38,481
59,000
2.319%,  (LIBOR 3M +
2.125%), 2/12/2047
b,h
56,642
Healthpeak Properties, Inc.
38,000 4.000%,  6/1/2025 42,153
HSBC Holdings plc
76,000 6.875%,  6/1/2021
b,i
75,977
59,000 3.803%,  3/11/2025
b
63,614
13,000 6.375%,  3/30/2025
b,i
14,392
36,000 2.633%,  11/7/2025
b
37,722
35,000 1.645%,  4/18/2026
b
35,284
35,000 1.589%,  5/24/2027
b
34,757
84,000 6.500%,  3/23/2028
b,i
95,445
105,000 4.583%,  6/19/2029
b
119,267
100,000 4.600%,  12/17/2030
b,i
101,500
Huntington Bancshares, Inc.
108,000 4.450%,  10/15/2027
b,i
115,479
Icahn Enterprises, LP
40,000 6.375%,  12/15/2025 41,289
70,000 6.250%,  5/15/2026 73,787
ING Groep NV
76,000 1.726%,  4/1/2027
b
76,544
Intercontinental Exchange, Inc.
29,000 0.700%,  6/15/2023 29,115
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
h
52,000
iStar, Inc.
60,000 4.250%,  8/1/2025 60,804
iStar, Inc., Convertible
62,000 3.125%,  9/15/2022 83,739
J.P. Morgan Chase & Company
72,000 6.000%,  8/1/2023
b,i
76,536
72,000 6.750%,  2/1/2024
b,i
80,010
20,000 5.000%,  8/1/2024
b,i
21,081
64,000 3.875%,  9/10/2024 70,003
133,000 4.023%,  12/5/2024
b
144,013
234,000 4.600%,  2/1/2025
b,i
241,313
20,000 2.083%,  4/22/2026
b
20,679
162,000 1.045%,  11/19/2026
b
159,603
76,000 1.578%,  4/22/2027
b
76,334
112,000 4.005%,  4/23/2029
b
125,937
149,000 4.493%,  3/24/2031
b
172,693
KeyBank NA
56,000 3.900%,  4/13/2029 61,994
Kilroy Realty, LP
32,000 4.375%,  10/1/2025 35,490
Lincoln National Corporation
37,000 3.800%,  3/1/2028 41,100
Principal
Amount Long-Term Fixed Income (31.0%) Value
Financials (4.3%) - continued
$ 40,000
2.549%,  (LIBOR 3M +
2.358%), 5/17/2066
b
$ 34,400
Lloyds Banking Group plc
47,000 2.858%,  3/17/2023
b
47,962
60,000 3.900%,  3/12/2024 65,112
75,000 1.627%,  5/11/2027
b
75,002
142,000 6.657%,  5/21/2037
b,h,i
194,540
LPL Holdings, Inc.
50,000 4.000%,  3/15/2029
h
50,000
Mastercard, Inc.
37,000 1.900%,  3/15/2031 36,738
MetLife, Inc.
72,000 3.850%,  9/15/2025
b,i
75,780
140,000 5.875%,  3/15/2028
b,g,i
160,720
MGIC Investment Corporation,
Convertible
41,000 9.000%,  4/1/2063
h
54,940
MGM Growth Properties Operating
Partnership, LP
80,000 4.625%,  6/15/2025
h
85,111
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 83,531
Mitsubishi UFJ Financial Group,
Inc.
54,000 2.623%,  7/18/2022 55,467
73,000 3.455%,  3/2/2023 76,907
32,000 3.407%,  3/7/2024 34,353
35,000 1.412%,  7/17/2025 35,224
56,000 3.741%,  3/7/2029 61,874
Mizuho Financial Group, Inc.
54,000 2.721%,  7/16/2023
b
55,518
56,000 3.153%,  7/16/2030
b
59,293
Morgan Stanley
40,000 4.875%,  11/1/2022 42,608
74,000 3.125%,  1/23/2023 77,471
61,000 4.100%,  5/22/2023 65,269
29,000 0.560%,  11/10/2023
b
29,033
32,000 2.720%,  7/22/2025
b
33,794
20,000 5.000%,  11/24/2025 23,036
20,000 2.188%,  4/28/2026
b
20,796
126,000 0.985%,  12/10/2026
b
123,658
76,000 1.593%,  5/4/2027
b
76,364
112,000 3.622%,  4/1/2031
b
122,649
MPT Operating Partnership, LP
20,000 5.250%,  8/1/2026 20,625
40,000 4.625%,  8/1/2029 42,350
National Retail Properties, Inc.
37,000 2.500%,  4/15/2030 37,024
Natwest Group plc
32,000 6.125%,  12/15/2022 34,702
32,000 6.100%,  6/10/2023 35,314
37,000 4.892%,  5/18/2029
b
42,571
Navient Corporation
40,000 5.500%,  1/25/2023 41,850
NFP Corporation
25,000 6.875%,  8/15/2028
h
26,219
Nippon Life Insurance Company
142,000 5.100%,  10/16/2044
b,h
158,330
117,000 3.400%,  1/23/2050
b,h
118,901
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 43,494
38,000 3.375%,  2/1/2031 38,416

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Financials (4.3%) - continued
Owl Rock Technology Finance
Corporation
$ 56,000 3.750%,  6/17/2026
h
$ 58,595
Park Aerospace Holdings, Ltd.
16,000 4.500%,  3/15/2023
h
16,791
PayPal Holdings, Inc.
57,000 1.650%,  6/1/2025 58,581
38,000 2.850%,  10/1/2029 40,153
Pebblebrook Hotel Trust,
Convertible
142,000 1.750%,  12/15/2026 162,164
PennyMac Financial Services, Inc.
50,000 4.250%,  2/15/2029
h
47,875
Pine Street Trust I
37,000 4.572%,  2/15/2029
h
41,918
Playtika Holding Corporation
20,000 4.250%,  3/15/2029
h
19,875
PNC Bank NA
37,000 2.700%,  10/22/2029 38,209
Provident Financing Trust I
36,000 7.405%,  3/15/2038 42,504
Prudential Financial, Inc.
60,000 5.625%,  6/15/2043
b
65,067
170,000 5.200%,  3/15/2044
b
181,469
36,000 3.700%,  10/1/2050
b
37,170
Quicken Loans, LLC
50,000 3.625%,  3/1/2029
h
48,625
Radian Group, Inc.
40,000 4.875%,  3/15/2027 42,400
Regions Financial Corporation
37,000 3.800%,  8/14/2023 39,672
72,000 5.750%,  6/15/2025
b,i
80,280
Reinsurance Group of America,
Inc.
56,000 4.700%,  9/15/2023 61,148
Royal Bank of Scotland Group plc
72,000 8.625%,  8/15/2021
b,i
73,418
54,000 4.269%,  3/22/2025
b
58,884
23,000 3.754%,  11/1/2029
b
24,478
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 80,419
Santander UK Group Holdings plc
56,000 3.823%,  11/3/2028
b
61,475
Service Properties Trust
50,000 4.500%,  6/15/2023 51,007
20,000 4.750%,  10/1/2026 19,500
40,000 5.500%,  12/15/2027 42,121
Simon Property Group, LP
57,000 2.000%,  9/13/2024 59,070
56,000 2.650%,  7/15/2030 56,786
Societe Generale SA
36,000 2.625%,  10/16/2024
h
37,740
72,000 8.000%,  9/29/2025
b,h,i
84,946
35,000 1.488%,  12/14/2026
b,h
34,626
Springleaf Finance Corporation
160,000 6.875%,  3/15/2025 181,800
Standard Chartered plc
43,000 1.319%,  10/14/2023
b,h
43,312
35,000 0.991%,  1/12/2025
b,h
34,859
Principal
Amount Long-Term Fixed Income (31.0%) Value
Financials (4.3%) - continued
Starwood Property Trust, Inc.,
Convertible
$ 50,000 4.375%,  4/1/2023 $ 52,940
State Street Corporation
28,000 2.354%,  11/1/2025
b
29,464
Sumitomo Life Insurance Company
150,000 3.375%,  4/15/2081
b,h
151,229
Sumitomo Mitsui Financial Group,
Inc.
37,000 2.784%,  7/12/2022 38,073
32,000 2.778%,  10/18/2022 33,111
36,000 2.448%,  9/27/2024 37,784
56,000 3.544%,  1/17/2028 61,052
56,000 2.142%,  9/23/2030 53,075
Sumitomo Mitsui Trust Bank, Ltd.
29,000 1.050%,  9/12/2025
h
28,676
Summit Hotel Properties, Inc.,
Convertible
65,000 1.500%,  2/15/2026 70,395
Synchrony Financial
34,000 4.250%,  8/15/2024 37,130
75,000 3.700%,  8/4/2026 81,494
Truist Bank
36,000 2.250%,  3/11/2030 35,534
Truist Financial Corporation
162,000 4.950%,  9/1/2025
b,i
178,200
UBS Group AG
35,000 1.364%,  1/30/2027
b,h
34,655
USB Realty Corporation
168,000
1.331%,  (LIBOR 3M +
1.147%), 1/15/2022
b,h,i
131,460
Ventas Realty, LP
32,000 3.750%,  5/1/2024 34,556
VEREIT Operating Partnership, LP
56,000 3.950%,  8/15/2027 62,383
VICI Properties, LP
40,000 4.250%,  12/1/2026
h
41,250
20,000 3.750%,  2/15/2027
h
20,161
40,000 4.625%,  12/1/2029
h
41,536
Wachovia Capital Trust II
40,000
0.684%,  (LIBOR 3M +
0.500%), 1/15/2027
b
38,404
Wells Fargo & Company
64,000 4.125%,  8/15/2023 69,175
34,000 3.750%,  1/24/2024 36,796
44,000 1.654%,  6/2/2024
b
44,985
90,000 2.406%,  10/30/2025
b
94,130
232,000 3.900%,  3/15/2026
b,i
237,197
84,000 2.188%,  4/30/2026
b
87,033
75,000 4.478%,  4/4/2031
b
86,789
Wells Fargo and Company
76,000 3.584%,  5/22/2028
b
83,355
Welltower, Inc.
56,000 2.800%,  6/1/2031 56,893
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
b
60,360
Willis North America, Inc.
74,000 4.500%,  9/15/2028 84,884
Total 17,811,727

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
$ 35,000 2.150%,  5/13/2025
h
$ 35,661
Total 35,661
Mortgage-Backed Securities (10.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
468,594 3.000%,  3/25/2050 491,871
160,807 3.000%,  4/1/2050 168,900
66,849 3.500%,  7/1/2047 71,520
Federal National Mortgage
Association
146,832 4.500%,  5/1/2048 160,477
454,230 3.500%,  10/1/2048
e
483,564
42,626 3.500%,  6/1/2049 45,477
576,776 3.500%,  8/1/2049
e
615,291
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,275,000 1.500%,  5/1/2036
e
3,315,554
10,425,000 2.000%,  5/1/2036
e
10,768,292
6,450,000 2.500%,  5/1/2036
e
6,740,250
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,500,000 2.000%,  5/1/2051
e
3,534,726
1,465,000 2.500%,  5/1/2051
e
1,519,823
1,500,000 2.000%,  6/1/2051
e
1,511,677
378,048 4.000%,  7/1/2048 406,373
8,735,000 2.500%,  7/1/2049
e
9,040,482
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
2,325,000 2.500%,  5/1/2051
e
2,416,728
Total 41,291,005
Technology (1.2%)
Akamai Technologies, Inc.,
Convertible
225,000 0.375%,  9/1/2027 251,578
Apple, Inc.
112,000 3.450%,  5/6/2024 122,050
29,000 0.700%,  2/8/2026 28,643
113,000 2.200%,  9/11/2029 115,173
Baidu, Inc.
20,000 3.075%,  4/7/2025 21,058
Banff Merger Sub, Inc.
30,000 9.750%,  9/1/2026
h
31,912
Broadcom Corporation
75,000 3.125%,  1/15/2025 80,009
56,000 3.875%,  1/15/2027 61,353
Broadcom, Inc.
75,000 5.000%,  4/15/2030 86,261
CDW, LLC
40,000 4.250%,  4/1/2028 41,700
CommScope Technologies
Finance, LLC
104,000 6.000%,  6/15/2025
h
105,820
CommScope, Inc.
40,000 7.125%,  7/1/2028
h
43,250
Principal
Amount Long-Term Fixed Income (31.0%) Value
Technology (1.2%) - continued
Dell International, LLC
$ 56,000 5.850%,  7/15/2025
h
$ 65,661
56,000 5.300%,  10/1/2029
h
66,310
Diamond 1 Finance Corporation
81,000 5.450%,  6/15/2023
h
88,372
Diamond Sports Group, LLC
110,000 6.625%,  8/15/2027
h
59,400
Fiserv, Inc.
60,000 2.750%,  7/1/2024 63,675
75,000 4.200%,  10/1/2028 85,147
Gartner, Inc.
20,000 4.500%,  7/1/2028
h
21,025
60,000 3.750%,  10/1/2030
h
60,150
Global Payments, Inc.
18,000 2.650%,  2/15/2025 18,994
37,000 3.200%,  8/15/2029 39,011
Hewlett Packard Enterprise
Company
36,000 2.250%,  4/1/2023 37,088
15,000 4.450%,  10/2/2023 16,280
Intuit, Inc.
29,000 0.950%,  7/15/2025 29,081
Iron Mountain, Inc.
100,000 5.000%,  7/15/2028
h
103,500
J2 Global, Inc., Convertible
131,000 1.750%,  11/1/2026
h
153,270
100,000 3.250%,  6/15/2029 179,767
Jabil, Inc.
38,000 1.700%,  4/15/2026 38,064
Lumentum Holdings, Inc.,
Convertible
112,000 0.250%,  3/15/2024 167,349
Marvell Technology Group, Ltd.
37,000 4.200%,  6/22/2023 39,282
Marvell Technology, Inc.
37,000 2.950%,  4/15/2031
h
37,032
Microchip Technology, Inc.,
Convertible
64,000 1.625%,  2/15/2027 141,985
Micron Technology, Inc.
37,000 4.975%,  2/6/2026 42,725
NCR Corporation
110,000 6.125%,  9/1/2029
h
119,625
NortonLifeLock, Inc., Convertible
23,000 2.000%,  8/15/2022
h
26,830
Nuance Communications, Inc.,
Convertible
144,000 1.250%,  4/1/2025 390,240
NVIDIA Corporation
19,000 2.850%,  4/1/2030 20,152
NXP Funding, LLC
40,000 4.875%,  3/1/2024
h
44,389
14,000 2.700%,  5/1/2025
h
14,796
37,000 4.300%,  6/18/2029
h
41,925
ON Semiconductor Corporation,
Convertible
228,000 1.625%,  10/15/2023 444,743
Open Text Corporation
60,000 4.125%,  2/15/2030
h
60,674
Oracle Corporation
20,000 2.500%,  5/15/2022 20,381

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Technology (1.2%) - continued
$ 94,000 2.500%,  4/1/2025 $ 98,843
94,000 2.950%,  4/1/2030 97,312
Panasonic Corporation
54,000 2.536%,  7/19/2022
h
55,199
PTC, Inc.
30,000 3.625%,  2/15/2025
h
30,779
35,000 4.000%,  2/15/2028
h
35,926
Qorvo, Inc.
50,000 3.375%,  4/1/2031
h
50,667
Rackspace Technology Global,
Inc.
50,000 5.375%,  12/1/2028
g,h
51,044
Seagate HDD Cayman
31,000 4.250%,  3/1/2022
g
31,814
70,000 3.375%,  7/15/2031
h
67,399
Sensata Technologies, Inc.
110,000 3.750%,  2/15/2031
h
109,234
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
h
20,850
SS&C Technologies, Inc.
130,000 5.500%,  9/30/2027
h
138,109
Switch, Ltd.
60,000 3.750%,  9/15/2028
h
59,700
Tencent Holdings, Ltd.
45,000 2.880%,  4/22/2031
h
45,597
Teradyne, Inc., Convertible
53,000 1.250%,  12/15/2023 209,582
Texas Instruments, Inc.
63,000 1.375%,  3/12/2025 64,559
Verint Systems, Inc., Convertible
53,000 0.250%,  4/15/2026
h
53,447
Vishay Intertechnology, Inc.,
Convertible
109,000 2.250%,  6/15/2025 118,265
Total 5,064,056
Transportation (0.5%)
AerCap Holdings NV
32,000 5.875%,  10/10/2079
b
33,399
Air Canada Pass Through Trust
11,715 3.875%,  3/15/2023
h
11,772
Air Lease Corporation
29,000 2.300%,  2/1/2025 29,805
17,000 3.375%,  7/1/2025 18,210
37,000 3.125%,  12/1/2030 36,994
Air Transport Services Group, Inc.,
Convertible
55,000 1.125%,  10/15/2024 58,437
American Airlines, Inc.
50,000 11.750%,  7/15/2025
h
62,625
115,000 5.500%,  4/20/2026
h
120,750
15,000 5.750%,  4/20/2029
h
16,072
Avis Budget Car Rental, LLC
50,000 5.375%,  3/1/2029
g,h
52,062
Boeing Company
29,000 1.950%,  2/1/2024 29,810
CSX Corporation
37,000 4.250%,  3/15/2029 42,419
Delta Air Lines, Inc.
60,000 7.000%,  5/1/2025
h
69,770
Principal
Amount Long-Term Fixed Income (31.0%) Value
Transportation (0.5%) - continued
$ 81,083 4.500%,  10/20/2025
h
$ 86,974
FedEx Corporation
39,000 2.400%,  5/15/2031 38,647
Greenbrier Companies, Inc.,
Convertible
39,000 2.875%,  4/15/2028
h
42,413
Hawaiian Brand Intellectual
Property, Ltd.
60,000 5.750%,  1/20/2026
h
63,375
J.B. Hunt Transport Services, Inc.
60,000 3.300%,  8/15/2022 61,889
JetBlue Airways Corporation,
Convertible
125,000 0.500%,  4/1/2026
h
136,563
Meritor, Inc., Convertible
218,000 3.250%,  10/15/2037 243,751
Mileage Plus Holdings, LLC
95,000 6.500%,  6/20/2027
h
104,263
Penske Truck Leasing Company,
LP
30,000 1.200%,  11/15/2025
h
29,700
39,000 1.700%,  6/15/2026
h
39,219
Southwest Airlines Company
36,000 5.125%,  6/15/2027 42,107
38,000 2.625%,  2/10/2030 38,307
Southwest Airlines Company,
Convertible
195,000 1.250%,  5/1/2025 338,569
Union Pacific Corporation
55,000 3.750%,  7/15/2025 61,151
37,000 2.150%,  2/5/2027 38,429
United Airlines Pass Through Trust
60,000 3.700%,  12/1/2022 60,803
XPO Logistics, Inc.
70,000 6.750%,  8/15/2024
h
73,150
Total 2,081,435
U.S. Government & Agencies (2.6%)
U.S. Treasury Bonds
755,000 1.125%,  2/15/2031 721,025
U.S. Treasury Notes
1,020,000 0.375%,  3/31/2022 1,022,829
1,490,000 0.125%,  2/28/2023 1,489,360
3,200,000 0.125%,  2/15/2024 3,185,750
1,050,000 0.500%,  3/31/2025 1,046,759
1,140,000 0.500%,  2/28/2026 1,122,900
590,000 0.500%,  4/30/2027 569,304
1,580,000 1.125%,  2/29/2028 1,564,200
Total 10,722,127
Utilities (0.6%)
AES Corporation
23,000 3.950%,  7/15/2030
h
24,743
Ameren Corporation
36,000 1.750%,  3/15/2028 35,268
American Electric Power
Company, Inc.
38,000 2.300%,  3/1/2030 37,463
Berkshire Hathaway Energy
Company
53,000 4.050%,  4/15/2025 59,049

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.0%) Value
Utilities (0.6%) - continued
Calpine Corporation
$ 90,000 4.500%,  2/15/2028
h
$ 90,963
CenterPoint Energy Houston
Electric, LLC
37,000 2.350%,  4/1/2031 37,387
CenterPoint Energy, Inc.
37,000 2.500%,  9/1/2022 37,945
36,000 2.500%,  9/1/2024 37,813
Dominion Energy, Inc.
32,000 3.071%,  8/15/2024 34,120
124,000 4.650%,  12/15/2024
b,i
131,907
37,000 3.375%,  4/1/2030 39,853
DTE Energy Company
38,000 3.800%,  3/15/2027 41,989
Duke Energy Corporation
16,000 4.875%,  9/16/2024
b,i
16,965
75,000 3.150%,  8/15/2027 80,850
38,000 2.450%,  6/1/2030 37,869
Edison International
45,000 4.950%,  4/15/2025 50,391
Entergy Corporation
29,000 0.900%,  9/15/2025 28,485
38,000 1.900%,  6/15/2028 37,394
Evergy, Inc.
36,000 2.450%,  9/15/2024 37,759
Exelon Corporation
38,000 4.050%,  4/15/2030 42,700
FirstEnergy Corporation
56,000 2.850%,  7/15/2022 57,120
Georgia Power Company
29,000 2.100%,  7/30/2023 29,978
NextEra Energy Capital Holdings,
Inc.
38,000 2.250%,  6/1/2030 37,582
NextEra Energy Operating
Partners, LP
85,000 3.875%,  10/15/2026
h
88,902
NextEra Energy Partners, LP,
Convertible
113,000 Zero Coupon,  11/15/2025
h
120,289
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,i
50,160
37,000 2.950%,  9/1/2029 38,449
NRG Energy, Inc.
29,000 2.000%,  12/2/2025
h
29,200
85,000 3.375%,  2/15/2029
h
83,194
Pacific Gas and Electric Company
56,000 3.750%,  2/15/2024 59,524
56,000 2.100%,  8/1/2027 54,592
PG&E Corporation
40,000 5.000%,  7/1/2028 41,900
30,000 5.250%,  7/1/2030 32,025
PPL Capital Funding, Inc.
39,000 3.950%,  3/15/2024 42,129
38,000 4.125%,  4/15/2030 43,078
Public Service Enterprise Group,
Inc.
37,000 1.600%,  8/15/2030 34,370
Sempra Energy
72,000 4.875%,  10/15/2025
b,i
78,764
56,000 3.400%,  2/1/2028 60,711
Principal
Amount Long-Term Fixed Income (31.0%) Value
Utilities (0.6%) - continued
Southern Company
$ 101,000 4.000%,  1/15/2051
b
$ 107,818
Suburban Propane Partners, LP
80,000 5.875%,  3/1/2027 83,300
Talen Energy Supply, LLC
60,000 7.625%,  6/1/2028
h
62,193
TerraForm Power Operating, LLC
85,000 5.000%,  1/31/2028
h
91,163
TransCanada Trust
125,000 5.875%,  8/15/2076
b
138,750
Vistra Operations Company, LLC
80,000 5.000%,  7/31/2027
h
82,882
Xcel Energy, Inc.
37,000 4.000%,  6/15/2028 41,465
Total 2,530,451
Total Long-Term Fixed Income
(cost $125,299,149) 128,246,979
Shares
Registered Investment
Companies ( 15.4% ) Value
Unaffiliated  (1.2%)
11,016 Aberdeen Asia-Pacific Income
Fund, Inc. 46,928
5,850 AllianceBernstein Global High
Income Fund, Inc. 70,141
6,181 BlackRock Core Bond Trust 98,340
5,364 BlackRock Corporate High Yield
Fund, Inc. 64,368
5,220 BlackRock Credit Allocation
Income Trust 77,256
4,403 BlackRock Enhanced Equity
Dividend Trust 43,722
6,798 BlackRock Enhanced Global
Dividend Trust 81,984
3,841 BlackRock Multi-Sector Income
Trust 71,251
2,400 Brookfield Real Assets Income
Fund, Inc. 53,088
909 Cohen & Steers Quality Income
Realty Fund, Inc. 13,817
5,437 Eaton Vance Limited Duration
Income Fund 69,702
6,069 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 58,384
4,955 Invesco Dynamic Credit
Opportunities Fund 56,883
47,500 Invesco Senior Loan ETF 1,052,125
10,800 iShares S&P U.S. Preferred Stock
Index Fund 417,960
4,039 Liberty All-Star Equity Fund 33,160
9,975 Nuveen Credit Strategies Income
Fund 66,234
4,136 PGIM Global High Yield Fund, Inc. 62,412
3,886 PGIM High Yield Bond Fund, Inc. 62,021
1,493 Pimco Dynamic Credit And
Mortgage Income Fund 34,339
4,139 Royce Micro-Cap Trust, Inc. 49,171
3,621 Royce Value Trust, Inc. 68,401
750 SPDR Bloomberg Barclays High
Yield Bond ETF
g
81,908
30,004 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 823,610

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (15.4%) Value
Unaffiliated  (1.2%)- continued
1,694 Tri-Continental Corporation $ 57,206
11,075 Vanguard Intermediate-Term
Corporate Bond ETF 1,039,057
12,908 Virtus Dividend, Interst & Premium
Strategy Fund 187,812
8,905 Voya Global Equity Dividend &
Premium Opportunity Fund 52,361
5,984 Wells Fargo Income Opportunities
Fund 51,702
12,643 Western Asset High Income
Opportunity Fund, Inc. 65,111
Total 5,010,454
Affiliated  (14.2%)
2,591,806 Thrivent Core Emerging Markets
Debt Fund 25,529,289
3,160,287 Thrivent Core International Equity
Fund 33,183,009
Total 58,712,298
Total Registered Investment
Companies (cost $59,817,283) 63,722,752
Shares Preferred Stock ( 0.9% ) Value
Communications Services (0.1%)
9,675 AT&T, Inc., 4.750%
i
246,035
396 ViacomCBS, Inc., Convertible,
5.750%
f,g
28,726
Total 274,761
Consumer Discretionary (<0.1%)
1,045 International Flavors & Fragrances,
Inc., Convertible, 6.000% 51,780
Total 51,780
Consumer Staples (<0.1%)
800 CHS, Inc., 7.100%
b,i
22,032
Total 22,032
Energy (<0.1%)
6,012 Crestwood Equity Partners, LP,
9.250%
i
54,349
1,450 Energy Transfer, LP, 7.600%
b,i
35,206
1,145 Nustar Logistics, LP, 6.918%
b
27,686
Total 117,241
Financials (0.5%)
2,475 Aegon Funding Corporation II,
5.100% 64,870
2,826 Agribank FCB, 6.875%
b,i
306,621
5,200 Allstate Corporation, 5.100%
i
142,012
4,500 Bank of America Corporation,
5.000%
i
122,670
1,700 Bank of America Corporation,
5.375%
i
47,141
95 Bank of America Corporation,
Convertible, 7.250%
i
134,518
5,050 Capital One Financial Corporation,
5.000%
i
131,300
2,200 Cobank ACB, 6.250%
b,i
235,400
5,375 Equitable Holdings, Inc., 5.250%
i
140,180
Shares Preferred Stock (0.9%) Value
Financials (0.5%) - continued
140 First Horizon Bank, 3.750%
b,h,i
$ 116,345
1,200 GMAC Capital Trust I, 5.983%
b
30,768
3,350 J.P. Morgan Chase & Company,
4.750%
i
87,837
2,875 J.P. Morgan Chase & Company,
5.750%
i
78,143
2,875 Legg Mason, Inc., 5.450% 73,111
5,040 Morgan Stanley, 5.850%
b,i
144,144
2,800 Morgan Stanley, 7.125%
b,i
80,612
725 Synovus Financial Corporation,
5.875%
b,i
19,343
4,325 Truist Financial Corporation,
4.750%
i
114,699
95 Wells Fargo & Company,
Convertible, 7.500%
i
136,213
Total 2,205,927
Health Care (<0.1%)
74 Danaher Corporation, Convertible,
5.000% 104,765
Total 104,765
Industrials (0.1%)
208 Fortive Corporation, Convertible,
5.000% 206,648
1,635 Stanley Black & Decker, Inc.,
Convertible, 5.250%
g
199,486
Total 406,134
Real Estate (0.1%)
5,275 Public Storage, 4.125%
i
137,572
1,125 Public Storage, 4.625%
i
30,139
300 Public Storage, 4.700%
i
8,217
450 Public Storage, 4.875%
i
12,402
Total 188,330
Utilities (0.1%)
1,000 AES Corporation, Convertible,
6.875%
f
108,990
611 American Electric Power
Company, Inc., Convertible,
6.125% 30,666
2,079 NextEra Energy, Inc., Convertible,
4.872% 121,289
5,750 Southern Company, 4.950% 152,720
1,786 Southern Company, Convertible,
6.750% 93,586
Total 507,251
Total Preferred Stock
(cost $3,678,130) 3,878,221
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
1,648,485 Thrivent Cash Management Trust 1,648,485
Total Collateral Held for
Securities Loaned
(cost $1,648,485) 1,648,485

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

p
Shares or
Principal
Amount Short-Term Investments ( 14.2% ) Value
Federal Home Loan Bank Discount
Notes
800,000 0.040%, 5/4/2021
n
$ 800,000
200,000 0.025%, 5/19/2021
n,o
200,000
100,000 0.035%, 6/2/2021
n,o
100,000
700,000 0.018%, 6/16/2021
n,o
700,000
200,000 0.008%, 6/23/2021
n,o
200,000
100,000 0.000%, 7/7/2021
o
99,998
Thrivent Core Short-Term Reserve
Fund
5,646,110 0.180% 56,461,097
Total Short-Term Investments
(cost $58,551,673) 58,561,095
Total Investments (cost
$396,139,984) 109.9% $454,098,245
Other Assets and Liabilities, Net
(9.9%) (40,809,835)
Total Net Assets 100.0% $413,288,410
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Non-income producing security.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $31,968,451 or 7.7% of
total net assets.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2021.
m Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2021.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of April 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 667,798
Common Stock 857,711
Total lending $1,525,509
Gross amount payable upon return of
collateral for securities loaned $1,648,485
Net amounts due to counterparty
$122,976
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $60,529,533
Gross unrealized depreciation (2,962,784)
Net unrealized appreciation (depreciation) $57,566,749
Cost for federal income tax purposes $396,619,833

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,787,035 – 2,787,035 –
Capital Goods 4,929,825 – 4,551,459 378,366
Communications Services 9,022,992 – 9,022,992 –
Consumer Cyclical 6,431,818 – 6,431,818 –
Consumer Non-Cyclical 7,077,119 – 6,886,882 190,237
Financials 2,105,244 – 1,572,226 533,018
Technology 4,182,117 – 4,182,117 –
Transportation 1,515,204 – 1,515,204 –
Utilities 1,934,894 – 1,934,894 –
Common Stock
Communications Services 14,234,694 14,227,312 – 7,382
Consumer Discretionary 20,919,546 20,907,184 12,362 –
Consumer Staples 5,905,112 5,905,112 – –
Energy 4,600,921 4,600,921 – –
Financials 24,920,386 24,538,025 382,361 –
Health Care 20,283,475 20,283,475 – –
Industrials 19,551,378 19,211,945 339,433 –
Information Technology 34,264,520 33,575,778 688,742 –
Materials 4,772,292 4,562,375 209,917 –
Real Estate 5,516,825 5,516,825 – –
Utilities 3,085,316 3,085,316 – –
Long-Term Fixed Income
Asset-Backed Securities 5,936,767 – 5,936,767 –
Basic Materials 2,044,992 – 2,044,992 –
Capital Goods 3,673,830 – 3,673,830 –
Collateralized Mortgage Obligations 11,052,777 – 11,052,777 –
Commercial Mortgage-Backed Securities 176,314 – 176,314 –
Communications Services 5,550,441 – 5,550,441 –
Consumer Cyclical 7,309,825 – 7,309,825 –
Consumer Non-Cyclical 7,287,679 – 7,287,679 –
Energy 5,677,892 – 5,677,892 –
Financials 17,811,727 – 17,811,727 –
Foreign Government 35,661 – 35,661 –
Mortgage-Backed Securities 41,291,005 – 41,291,005 –
Technology 5,064,056 – 5,064,056 –
Transportation 2,081,435 – 2,081,435 –
U.S. Government & Agencies 10,722,127 – 10,722,127 –
Utilities 2,530,451 – 2,530,451 –
Registered Investment Companies
Unaffiliated 5,010,454 5,010,454 – –
Preferred Stock
Communications Services 274,761 274,761 – –
Consumer Discretionary 51,780 51,780 – –
Consumer Staples 22,032 22,032 – –
Energy 117,241 117,241 – –
Financials 2,205,927 1,547,561 658,366 –
Health Care 104,765 104,765 – –
Industrials 406,134 406,134 – –
Real Estate 188,330 188,330 – –
Utilities 507,251 507,251 – –
Short-Term Investments 2,099,998 – 2,099,998 –
Subtotal Investments in Securities $337,276,365 $164,644,577 $171,522,785 $1,109,003
Other Investments  * Total
Affiliated Registered Investment Companies 58,712,298
Affiliated Short-Term Investments 56,461,097
Collateral Held for Securities Loaned 1,648,485
Subtotal Other Investments $116,821,880
Total Investments at Value $454,098,245

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 518,402 518,402 – –
Total Asset Derivatives $518,402 $518,402 $– $–
Liability Derivatives
Futures Contracts 430,065 430,065 – –
Total Liability Derivatives $430,065 $430,065 $– $–
The following table presents Balanced Income Plus Fund's futures contracts held as of April 30, 2021. Investments and/or cash totaling
$1,199,998 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 32 June 2021 $ 4,199,587 $ 25,413
CBOT 5-Yr. U.S. Treasury Note 6 June 2021 741,438 2,187
CBOT U.S. Long Bond 13 June 2021 2,038,847 5,403
CME E-mini S&P 500 Index 31 June 2021 6,143,785 326,535
CME Ultra Long Term U.S. Treasury Bond 12 June 2021 2,284,430 (53,555)
ICE mini MSCI EAFE Index 27 June 2021 2,953,883 93,472
Total Futures Long Contracts $ 18,361,970 $ 399,455
CBOT 2-Yr. U.S. Treasury Note (13) June 2021 ( $ 2,872,161) $ 2,309
CME E-mini Russell 2000 Index (104) June 2021 (11,383,290) (376,510)
Ultra 10-Yr. U.S. Treasury Note (18) June 2021 (2,682,926) 63,083
Total Futures Short Contracts ( $ 16,938,377) ($311,118)
Total Futures Contracts $ 1,423,593 $88,337

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2021, for Balanced Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 420,007
Total Equity Contracts 420,007
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 98,395
Total Interest Rate Contracts 98,395
Total Asset Derivatives $518,402
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 53,555
Total Interest Rate Contracts 53,555
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 376,510
Total Equity Contracts 376,510
Total Liability Derivatives $430,065
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2021, for
Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 462,365
Total Interest Rate Contracts 462,365
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (828,549)
Total Equity Contracts (828,549)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (35,841)
Total Foreign Exchange Contracts (35,841)
Total ($402,025)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2021, for Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 860,773
Total Equity Contracts 860,773
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (43,858)
Total Interest Rate Contracts (43,858)
Total $853,370

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Balanced Income Plus Fund's average volume of derivative activity during the period ended April 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $14,480,934
Futures - Short (8,099,815)
Interest Rate Contracts
Futures - Long 3,559,028
Futures - Short (11,805,817)
Foreign Exchange Contracts
Futures - Long 2,660,839
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $24,430 $1,003 $– $25,529 2,592 6.2%
Core International Equity — 41,334 11,700 33,183 3,160 8.0
Total Affiliated Registered Investment
Companies 24,430 58,712 14.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 19,176 166,538 129,253 56,461 5,646 13.7
Total Affiliated Short-Term Investments 19,176 56,461 13.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,302 21,228 21,882 1,648 1,648 0.4
Total Collateral Held for Securities Loaned 2,302 1,648 0.4
Total Value $45,908 $116,821
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $96 $– $544
Core International Equity 452 3,097 – 906
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 4 (4) – 36
Total Income/Non Income Cash from Affiliated Investments $1,486
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 8
Total Affiliated Income from Securities Loaned, Net $8
Total $456 $3,189 $0

Global Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 85.3% ) Value
Communications Services (6.7%)
54,866 Activision Blizzard, Inc. $ 5,003,231
13,351 Alphabet, Inc., Class A
a
31,421,578
2,389 Alphabet, Inc., Class C
a
5,757,777
14,169 AMC Networks, Inc.
a
712,417
5,609 ANGI Homeservices, Inc.
a
89,800
14,759 Audacy, Inc.
a
71,434
608,682 Auto Trader Group plc
a,b
4,791,886
32,850 BCE, Inc. 1,552,768
138,502 BT Group plc
a
315,914
844 Cardlytics, Inc.
a
116,075
5,086 Cars.com, Inc.
a
67,186
120,345 Carsales.com, Ltd. 1,838,473
292,825 Cineworld Group plc
a
391,428
163,572 Comcast Corporation 9,184,568
2,377 Consolidated Communications
Holdings, Inc.
a
17,114
122,275 Deutsche Telekom AG 2,353,200
14,900 DIP Corporation 411,348
68,127 Discovery, Inc., Class A
a,c
2,565,663
1,363 E.W. Scripps Company 29,468
3,225 EchoStar Corporation
a
78,851
60,051 Facebook, Inc.
a
19,521,379
2,768 Fiverr International, Ltd.
a
575,938
10,640 Gannett Company, Inc.
a
48,306
3,113 Gray Television, Inc. 63,256
1,907 Hemisphere Media Group, Inc.
a
23,304
10,588 Interpublic Group of Companies,
Inc. 336,169
13,644 Ipsos SA 567,812
75,645 ITV plc
a
126,430
110,200 KDDI Corporation 3,331,286
71,471 Live Nation Entertainment, Inc.
a
5,852,045
17,224 Match Group, Inc.
a
2,680,571
174,868 Mediaset Espana Comunicacion
SA
a
1,113,079
1,561 Meredith Corporation
a
48,547
163,700 Nippon Telegraph & Telephone
Corporation 4,127,349
2,827 Omnicom Group, Inc. 232,549
19,437 REA Group, Ltd. 2,364,801
5,399 RingCentral, Inc.
a
1,722,011
768 Scholastic Corporation 23,293
1,686 Sinch AB
a,b
263,298
60,000 Singapore Press Holdings, Ltd. 82,843
158,600 SoftBank Corporation 2,044,414
32,100 SoftBank Group Corporation 2,892,552
3,555 Spark New Zealand, Ltd. 11,190
1,874 Stroeer SE 159,709
5,178 Take-Two Interactive Software,
Inc.
a
908,118
861,848 Telecom Italia SPA 472,528
127,408 Telefonica SA 590,452
7,000 Telephone & Data Systems, Inc. 160,860
23,666 TELUS Corporation 490,976
73,800 TV Asahi Holdings Corporation 1,352,564
95,577 Twitter, Inc.
a
5,277,762
142,657 Uber Technologies, Inc.
a
7,813,324
1,137 United States Cellular Corporation
a
38,806
154,512 Verizon Communications, Inc. 8,929,248
4,528 WideOpenWest, Inc.
a
63,709
Total 141,080,657
Consumer Discretionary (11.1%)
10,384 888 Holdings Public Company,
Ltd. 61,178
Shares Common Stock (85.3%) Value
Consumer Discretionary (11.1%) - continued
1,857 Aaron's Company, Inc. $ 57,363
13,700 ABC-MART, Inc. 734,052
3,537 Adient plc
a
163,905
13,340 Amazon.com, Inc.
a
46,255,383
13,691 American Axle & Manufacturing
Holdings, Inc.
a
127,052
8,140 American Eagle Outfitters, Inc. 281,400
78,094 Aptiv plc
a
11,236,946
22,184 ARB Corporation, Ltd. 665,572
85,269 Aristocrat Leisure, Ltd. 2,432,072
10,000 Aston Martin Lagonda Global
Holdings plc
a,b
267,882
17,183 At Home Group, Inc.
a
542,639
3,468 AutoNation, Inc.
a
355,401
2,707 AutoZone, Inc.
a
3,963,373
259,376 B&M European Value Retail SA 2,027,521
10,295 Bally's Corporation
a
596,698
9,400 Bandai Namco Holdings, Inc. 689,782
26,144 Barratt Developments plc 278,753
3,389 Basic-Fit NV
a,b
152,560
3,285 Beazer Homes USA, Inc.
a
73,288
2,711 Bed Bath & Beyond, Inc.
a
68,642
1,119 Big 5 Sporting Goods Corporation 20,500
3,630 BJ's Restaurants, Inc.
a
221,394
2,902 Booking Holdings, Inc.
a
7,156,564
14,523 Breville Group, Ltd. 290,846
1,834 Bright Horizons Family Solutions,
Inc.
a
265,618
1,629 Brinker International, Inc.
a
109,355
1,609 Brunswick Corporation 172,372
5,813 Burlington Stores, Inc.
a
1,896,956
16,412 Caesars Entertainment, Inc.
a
1,605,750
890 Camping World Holdings, Inc. 38,751
7,363 Carnival Corporation
a
205,869
17,962 Carnival plc
a
419,889
11,474 Carvana Company
a
3,273,073
101 Cavco Industries, Inc.
a
21,152
12,802 Chegg, Inc.
a
1,156,405
15,975 Chewy, Inc.
a,c
1,273,527
44,023 Chico's FAS, Inc.
a
132,069
3,680 Children's Place, Inc.
a
288,328
5,811 Chipotle Mexican Grill, Inc.
a
8,670,186
22,700 Chiyoda Company, Ltd. 181,978
9,961 Choice Hotels International, Inc.
a
1,133,562
688 Churchill Downs, Inc. 145,512
35,267 Cooper-Standard Holdings, Inc.
a
1,024,154
18,691 Corporate Travel Management,
Ltd.
a
264,887
2,446 Cracker Barrel Old Country Store,
Inc. 409,632
7,359 Culp, Inc. 104,130
34,415 D.R. Horton, Inc. 3,382,650
18,120 Daimler AG 1,612,665
8,140 Dana, Inc. 205,942
3,155 Darden Restaurants, Inc. 462,902
1,117 Deckers Outdoor Corporation
a
377,769
749 Delivery Hero AG
a,b
118,823
1,311 Denny's Corporation
a
24,830
73,700 Denso Corporation 4,764,926
3,341 Designer Brands, Inc.
a
59,136
11,777 Dick's Sporting Goods, Inc. 972,545
3,560 Dillard's, Inc.
c
352,120
68,068 Dollarama, Inc. 3,172,058
38,953 Dometic Group AB
b
613,010
11,502 Domino's Pizza Enterprises, Ltd. 944,569

Global Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (85.3%) Value
Consumer Discretionary (11.1%) - continued
2,793 Domino's Pizza, Inc. $ 1,179,596
1,751 Dorman Products, Inc.
a
173,664
79,516 Duluth Holdings, Inc.
a
1,230,112
9,979 Emerald Holding, Inc.
a
55,982
73,440 Entain plc
a
1,716,773
1,568 Ethan Allen Interiors, Inc. 45,017
2,090 Etsy, Inc.
a
415,471
7,006 Evolution Gaming Group AB
b
1,383,046
14,880 Farfetch, Ltd.
a
728,971
3,500 Fast Retailing Company, Ltd. 2,871,511
14,257 Ferrari NV 3,054,105
11,001 Five Below, Inc.
a
2,214,171
4,604 Foot Locker, Inc. 271,544
474 Fox Factory Holding Corporation
a
72,631
353,000 Galaxy Entertainment Group, Ltd.
a
3,098,678
20,985 Gap, Inc. 694,603
811 Garmin, Ltd. 111,302
26,473 Gentex Corporation 931,320
4,664 Genuine Parts Company 582,860
5,756 G-III Apparel Group, Ltd.
a
187,012
7,317 Goodyear Tire & Rubber
Company
a
125,926
98 Graham Holdings Company 62,290
2,852 Grand Canyon Education, Inc.
a
308,843
3,122 Group 1 Automotive, Inc. 512,508
10,770 Guess ?, Inc. 291,221
23,093 Hanesbrands, Inc. 486,339
2,355 Harley-Davidson, Inc. 113,911
1,623 Helen of Troy, Ltd.
a
342,794
2,298 Hermes International 2,884,259
4,900 Hikari Tsushin, Inc. 985,684
39,591 Howden Joinery Group plc 442,289
166,365 Husqvarna AB 2,316,723
9,798 IAA, Inc.
a
615,412
67,945 Industria de Diseno Textil SA
c
2,417,541
23,870 InterContinental Hotels Group plc
a
1,696,268
7,900 Izumi Company, Ltd. 314,513
3,648 KB Home 175,943
1,576 Knoll, Inc. 37,666
28,179 Kohl's Corporation 1,652,980
7,300 KOMEDA Holdings Company, Ltd. 135,996
9,887 L Brands, Inc.
a
651,553
8,245 Lear Corporation 1,515,761
5,979 Lithia Motors, Inc. 2,298,208
45,360 Lowe's Companies, Inc. 8,901,900
3,322 LVMH Moet Hennessy Louis
Vuitton SE 2,502,642
2,566 M.D.C. Holdings, Inc. 150,522
2,171 M/I Homes, Inc.
a
151,362
43,153 Macy's, Inc.
a
715,477
8,519 Magnite, Inc.
a
341,186
72,800 Man Wah Holdings, Ltd. 152,410
51,277 Marks and Spencer Group plc
a
111,863
745 Marriott Vacations Worldwide
Corporation
a
132,334
14,000 Marui Group Company, Ltd. 263,119
15,365 Mattel, Inc.
a
329,733
2,446 Meritage Homes Corporation
a
260,230
10,146 Mohawk Industries, Inc.
a
2,085,003
158,224 Moneysupermarket.com Group plc 596,686
3,100 Nautilus, Inc.
a,c
51,956
2,473 Next plc
a
266,505
63,900 NHK Spring Company, Ltd. 471,925
8,600 Nihon Unisys, Ltd. 272,416
394,900 Nissan Motor Company, Ltd.
a
1,982,378
Shares Common Stock (85.3%) Value
Consumer Discretionary (11.1%) - continued
1,400 Nitori Holdings Company, Ltd. $ 250,748
1,172 Noodles & Company
a
14,164
26,399 Nordstrom, Inc.
a
968,315
11,742 Norwegian Cruise Line Holdings,
Ltd.
a,c
364,589
436 NVR, Inc.
a
2,187,892
8,061 Ollie's Bargain Outlet Holdings,
Inc.
a
743,788
1,766 Overstock.com, Inc.
a
143,929
5,422 Papa John's International, Inc. 524,416
26,097 Park Hotels & Resorts, Inc.
a
582,224
20,335 Penn National Gaming, Inc.
a
1,812,255
27,281 Planet Fitness, Inc.
a
2,291,331
6,193 Playa Hotels and Resorts NV
a
45,580
14,103 Playtech plc 90,606
15,300 PLENUS Company, Ltd. 283,390
16,493 Pointsbet Holdings, Ltd.
a
171,975
554 Pool Corporation 234,076
9,213 Premier Investments, Ltd. 186,567
8,589 PulteGroup, Inc. 507,782
1,203 Purple Innovation, Inc.
a
40,998
676 PVH Corporation
a
76,510
53,955 Qurate Retail, Inc. 642,064
10,076 Redbubble, Ltd.
a
31,698
20,106 Restaurant Brands International,
Inc. 1,379,473
16,200 Rinnai Corporation 1,626,715
2,584 Royal Caribbean Cruises, Ltd.
a
224,679
10,466 Ruth's Hospitality Group, Inc.
a
273,267
31,900 Sangetsu Company, Ltd. 449,908
31,600 Sekisui House, Ltd. 639,983
25,540 Skyline Corporation
a
1,134,742
19,200 Sony Group Corporation 1,919,595
45,224 Sony Group Corporation ADR 4,529,636
14,702 SSP Group plc
a
65,051
5,880 Standard Motor Products, Inc. 251,840
935 Strategic Education, Inc. 70,181
260,200 Sumitomo Electric Industries, Ltd. 3,871,751
214,250 Tabcorp Holdings, Ltd. 816,905
6,200 Takara Standard Company, Ltd. 87,376
32,956 Taylor Morrison Home Corporation
a
1,028,557
15,647 Tenneco, Inc.
a
157,565
14,780 Tesla, Inc.
a
10,485,523
1,921 Thor Industries, Inc. 271,994
30,204 Thule Group AB
b,c
1,369,986
14,532 Toll Brothers, Inc. 911,156
658 TopBuild Corporation
a
146,326
20,600 Toyota Motor Corporation 1,541,378
15,956 Tri Pointe Homes, Inc.
a
380,072
20,979 TripAdvisor, Inc.
a
988,740
66,187 TUI AG
a,c
395,441
16,400 Tupperware Brands Corporation
a
399,668
4,502 Ulta Beauty, Inc.
a
1,482,734
2,804 Urban Outfitters, Inc.
a
100,664
19,800 USS Company, Ltd. 359,288
1,538 Vail Resorts, Inc.
a
500,096
2,070 Volkswagen AG 657,171
818 Whirlpool Corporation 193,416
383 Williams-Sonoma, Inc. 65,397
9,813 Wingstop, Inc. 1,554,477
50 Winmark Corporation 9,628
19,422 Wyndham Hotels & Resorts, Inc. 1,419,942
2,115 Zumiez, Inc.
a
90,882
Total 233,766,610

Global Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (85.3%) Value
Consumer Staples (4.0%)
332 Andersons, Inc. $ 9,535
38,827 Anheuser-Busch InBev NV 2,750,226
17,800 Arcs Company, Ltd. 383,052
22,600 Asahi Group Holdings, Ltd. 944,976
46,388 Aurora Cannabis, Inc.
a,c
413,252
41,978 BJ's Wholesale Club Holdings,
Inc.
a
1,875,157
115 Boston Beer Company, Inc.
a
139,896
81,325 British American Tobacco plc 3,017,417
70,100 Budweiser Brewing Company
APAC, Ltd.
b
220,892
24,844 Canopy Growth Corporation
a
670,039
31,674 Carlsberg AS 5,556,890
38 Casey's General Stores, Inc. 8,443
1 Chocoladefabriken Lindt and
Spruengli AG
a
98,868
103 Church & Dwight Company, Inc. 8,831
4,636 Coca-Cola European Partners plc 263,418
55,339 Coty, Inc.
a
553,943
8,922 Darling Ingredients, Inc.
a
619,633
119,102 Diageo plc 5,346,634
63,503 e.l.f. Beauty, Inc.
a
1,920,966
3,291 Flowers Foods, Inc. 78,852
33,240 ForFarmers BV 221,395
8,107 Glanbia plc 119,264
1,435 Hain Celestial Group, Inc.
a
58,849
1,991 Hershey Company 327,121
1,997 Ingredion, Inc. 186,540
191,500 Japan Tobacco, Inc. 3,592,285
48,300 Kao Corporation 3,105,381
9,300 Kewpie Corporation 220,148
14,330 Kimberly-Clark Corporation 1,910,476
8,700 Kobe Bussan Company, Ltd. 232,414
36,039 Lamb Weston Holdings, Inc. 2,901,140
231 Lindt & Spruengli AG
a
2,142,425
11,638 L'Oreal SA 4,765,438
678 Medifast, Inc. 153,967
8,200 Ministop Company, Ltd. 106,913
97,567 Nestle SA 11,642,739
12,575 NewAge, Inc.
a
27,539
1,957 Orkla ASA 19,948
3,466 Performance Food Group
Company
a
203,454
79,042 Philip Morris International, Inc. 7,508,990
109 PriceSmart, Inc. 9,160
8,705 Royal Unibrew AS 1,063,324
1,859 Seneca Foods Corporation
a
85,626
39,500 Seven & I Holdings Company, Ltd. 1,705,457
8,200 Sugi Holdings Company, Ltd. 629,795
19,900 Sundrug Company, Ltd. 678,157
12,457 Tate & Lyle plc 137,806
590 Tootsie Roll Industries, Inc. 18,626
31,977 Turning Point Brands, Inc. 1,561,117
36,637 Unilever NV 2,139,805
747 United Natural Foods, Inc.
a
27,534
4,343 US Foods Holding Corporation
a
180,061
1,551 Utz Brands, Inc. 45,444
1,915 Vector Group, Ltd. 24,991
67,706 Wal-Mart Stores, Inc. 9,472,746
45 WD-40 Company 11,193
4,304 Wesfarmers, Ltd. 179,417
34,782 Woolworths, Ltd. 1,054,906
Total 83,352,511
Shares Common Stock (85.3%) Value
Energy (2.9%)
20,054 Antero Midstream Corporation $ 173,267
34,295 Antero Resources Corporation
a
309,341
168 APA Corporation 3,360
30,515 Archrock, Inc. 285,010
719 Bonanza Creek Energy, Inc.
a
23,792
731,266 BP plc 3,061,322
113,462 BP plc ADR 2,854,704
239 Callon Petroleum Company
a,c
8,936
21,689 Canadian Natural Resources, Ltd. 658,355
50,267 Centennial Resource
Development, Inc.
a
213,132
19,697 Cimarex Energy Company 1,303,941
1,502 Clean Energy Fuels Corporation
a
16,522
8,781 CNX Resources Corporation
a
117,841
58,172 ConocoPhillips 2,974,916
1,158 CONSOL Energy, Inc.
a
10,167
9,384 Continental Resources, Inc.
a
255,620
9,019 Core Laboratories NV 254,155
2,625 Delek Group, Ltd.
a
114,617
94 Delek US Holdings, Inc. 2,231
156,745 Devon Energy Corporation 3,664,698
10,410 Diamondback Energy, Inc. 850,809
3,783 Dorian LPG, Ltd.
a
50,276
115,060 Eni SPA 1,370,474
28,929 EnLink Midstream, LLC 133,941
126,688 Enterprise Products Partners, LP 2,915,091
107,640 Equinor ASA 2,173,550
11,199 Exterran Corporation
a
36,733
25,288 Exxon Mobil Corporation 1,447,485
2,250 Gaztransport Et Technigaz SA 192,054
76,665 Halliburton Company 1,499,567
16,159 Helix Energy Solutions Group, Inc.
a
69,322
9,283 Helmerich & Payne, Inc. 237,923
11,801 HollyFrontier Corporation 413,035
89,313 John Wood Group plc
a
347,227
25,108 Kinder Morgan, Inc. 428,091
3,979 Liberty Oilfield Services, Inc.
a
46,554
4,424 Magnolia Oil & Gas Corporation
a
49,814
39,288 Marathon Oil Corporation 442,383
42,318 Marathon Petroleum Corporation 2,354,997
533 Nabors Industries, Ltd.
a
43,093
50,906 Neste Oil Oyj 3,078,339
30,379 Nine Energy Service, Inc.
a
59,847
1,765 Northern Oil and Gas, Inc.
a
25,557
2,449 Occidental Petroleum Corporation 62,107
7,850 Oceaneering International, Inc.
a
84,388
22,140 OMV AG 1,088,374
24,909 Origin Energy, Ltd. 79,649
27,824 Patterson-UTI Energy, Inc. 188,090
25,645 Pioneer Natural Resources
Company 3,944,970
5,876 Plains GP Holdings, LP 55,117
10,694 ProPetro Holding Corporation
a
102,983
1,819 Renewable Energy Group, Inc.
a
100,991
503 Ring Energy, Inc.
a,c
1,082
188,418 Royal Dutch Shell plc, Class A 3,545,309
304,563 Royal Dutch Shell plc, Class B 5,449,726
37,641 Suncor Energy, Inc. 805,095
16,526 Talos Energy, Inc.
a
184,926
4,360 Targa Resources Corporation 151,248
14,658 TC Energy Corporation 725,178
110,132 Tenaris SA ADR 2,354,622
112,514 Total SE 4,972,895
59,813 Transocean, Ltd.
a,c
192,598
468 TravelCenters of America, Inc.
a
12,865

Global Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (85.3%) Value
Energy (2.9%) - continued
103,584 Tullow Oil plc
a
$ 77,297
10,081 Washington H. Soul Pattinson and
Company, Ltd. 234,809
63,960 Woodside Petroleum, Ltd. 1,115,507
7,832 WorleyParsons, Ltd. 64,989
Total 60,166,904
Financials (14.0%)
149 1st Source Corporation 7,091
116,870 AB Industrivarden, Class C 4,215,524
22,212 ABN AMRO Group NV
a,b
286,806
3,241 AG Mortgage Investment Trust,
Inc. 12,802
285,400 AIA Group, Ltd. 3,622,461
79,639 AIB Group plc
a
232,664
7,375 Air Lease Corporation 344,486
1,909 Alleghany Corporation
a
1,296,154
45,916 Allianz SE 11,920,625
14,479 American Equity Investment Life
Holding Company 448,559
39,229 American Express Company 6,015,767
13,753 American Financial Group, Inc. 1,689,694
254 American National Group, Inc. 28,791
1,629 Ameriprise Financial, Inc. 420,934
13,858 Ameris Bancorp 749,579
17,149 Apollo Commercial Real Estate
Finance, Inc. 260,836
16,475 Arch Capital Group, Ltd.
a
654,222
1,942 Argo Group International Holdings,
Ltd. 101,334
7,902 Arthur J. Gallagher & Company 1,145,395
4,108 Artisan Partners Asset
Management, Inc. 209,179
36,321 Associated Banc-Corp 795,067
6,683 Assured Guaranty, Ltd. 339,831
17,339 ASX, Ltd. 974,259
43,023 Australia and New Zealand
Banking Group, Ltd. 949,272
13,394 Azimut Holding SPA 320,459
25,473 Baloise Holding AG
a
4,307,322
297,594 Banco Bilbao Vizcaya Argentaria
SA 1,666,410
235,418 Banco de Sabadell SA
a
149,049
351,002 Banco Santander SA 1,354,016
3,504 Bancorp, Inc.
a
77,806
267,392 Bank of America Corporation 10,837,398
15,383 Bank of Ireland Group plc
a
90,142
1,297 Bank of Marin Bancorp 45,940
7,435 BankFinancial Corporation 77,473
14,429 Banner Corporation 820,144
26,996 Berkshire Hills Bancorp, Inc. 599,041
3,150 Blackstone Mortgage Trust, Inc. 102,343
67 BM Technologies, Inc.
a,d
624
61,976 BNP Paribas SA
a
3,973,779
669 BOK Financial Corporation 58,832
74,268 BPER Banca 169,221
10,305 Brighthouse Financial, Inc.
a
482,171
13,525 BrightSphere Investment Group 304,448
10,909 Brookline Bancorp, Inc. 175,635
2,839 Brown & Brown, Inc. 150,978
3,344 Byline Bancorp, Inc. 75,909
4,162 Canadian Western Bank 114,449
54,596 Capital One Financial Corporation 8,139,172
13,521 Central Pacific Financial
Corporation 364,391
Shares Common Stock (85.3%) Value
Financials (14.0%) - continued
185,222 Charles Schwab Corporation $ 13,039,629
24,959 Chimera Investment Corporation 327,961
22,319 Chubb, Ltd. 3,829,717
227,102 CI Financial Corporation 3,650,926
5,911 Cincinnati Financial Corporation 666,051
48,966 Citigroup, Inc. 3,488,338
6,997 Citizens Financial Group, Inc. 323,821
8,951 CNO Financial Group, Inc. 228,519
7,311 CNP Assurances 127,875
50,857 Comerica, Inc. 3,822,412
1,150 Commerce Bancshares, Inc. 89,481
92,453 Commonwealth Bank of Australia 6,329,022
11,839 Community Trust Bancorp, Inc. 527,546
1,448 Cowen, Inc. 57,182
29,412 Credit Agricole SA 454,953
356 Cullen/Frost Bankers, Inc. 42,741
5,085 Customers Bancorp, Inc.
a
175,534
12,002 Danske Bank AS 228,131
268,700 DBS Group Holdings, Ltd. 6,021,854
18,148 Deutsche Boerse AG 3,127,374
36,385 Deutsche Pfandbriefbank AG
a,b
418,812
352 Diamond Hill Investment Group,
Inc. 60,192
852 Dime Community Bancshares, Inc. 28,218
33,582 Discover Financial Services 3,828,348
268,338 DnB ASA 5,754,843
5,877 East West Bancorp, Inc. 447,534
554 Employers Holdings, Inc. 22,426
1,290 Encore Capital Group, Inc.
a
50,749
6,761 Enova International, Inc.
a
231,497
288 Enstar Group, Ltd.
a
72,340
1,878 Enterprise Financial Services
Corporation 92,266
86,854 Equitable Holdings, Inc. 2,973,012
6,723 Essent Group, Ltd. 353,495
47,719 Euronext NV
b,c
4,799,741
47,719 Euronext NV Rights
a
559,362
103,387 Everi Holdings, Inc.
a
1,827,882
33,157 F.N.B. Corporation 427,394
2,295 FactSet Research Systems, Inc. 771,625
773 Federal Agricultural Mortgage
Corporation 79,511
8,940 Financial Institutions, Inc. 285,454
1,197 First American Financial
Corporation 77,206
16,100 First Bancorp/Puerto Rico 202,377
13,643 First Busey Corporation 340,802
18,077 First Financial Bancorp 443,067
6,287 First Financial Corporation 278,137
7,184 First Horizon Corporation 131,395
19,053 First Midwest Bancorp, Inc. 399,541
1,199 First of Long Island Corporation 25,527
21,569 First Republic Bank 3,952,304
20,457 Flagstar Bancorp, Inc. 952,069
895 Flushing Financial Corporation 20,827
53,702 Fulton Financial Corporation 915,619
3,078 GoHealth, Inc.
a
36,721
18,520 Granite Point Mortgage Trust, Inc. 245,205
11,147 Great Southern Bancorp, Inc. 628,802
8,042 Great Western Bancorp, Inc. 265,788
18,891 Groupe Bruxelles Lambert SA 2,065,803
9,377 Hamilton Lane, Inc. 848,150
33,491 Hancock Whitney Corporation 1,548,624
8,759 Hanmi Financial Corporation 177,808
9,417 Hanover Insurance Group, Inc. 1,302,465

Global Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (85.3%) Value
Financials (14.0%) - continued
1,982 Heartland Financial USA, Inc. $ 99,635
14,436 Heritage Commerce Corporation 174,243
1,550 Hilltop Holdings, Inc. 54,560
2,679 HomeStreet, Inc. 109,410
8,741 Hometrust Bancshares, Inc. 239,503
61,220 Hope Bancorp, Inc. 918,912
12,312 Horizon Bancorp, Inc. 225,802
175,160 HSBC Holdings plc 1,093,644
245,548 Humm Group, Ltd.
a
168,317
12,887 Independent Bank Corporation 303,618
134,770 ING Groep NV 1,721,694
249 Intact Financial Corporation 33,097
37,940 Intermediate Capital Group plc 1,145,398
5,262 Invesco Mortgage Capital, Inc. 20,522
31,359 Invesco, Ltd. 846,693
75,266 J.P. Morgan Chase & Company 11,576,663
230,700 Japan Post Bank Company, Ltd. 2,109,625
12,700 Japan Post Holdings Company,
Ltd. 106,724
6,033 Jefferies Financial Group, Inc. 196,133
1,264 Jyske Bank AS
a
61,561
4,699 KBC Groep NV 364,590
10,807 Kinnevik AB 596,456
10,663 Kinsale Capital Group, Inc. 1,855,469
6,865 L E Lundbergforetagen AB 391,962
9,858 Ladder Capital Corporation 117,212
2,917 Lakeland Bancorp, Inc. 52,885
77,125 Laurentian Bank of Canada
c
2,669,241
10,159 Lincoln National Corporation 651,497
4,319 Loews Corporation 240,784
28,848 Manulife Financial Corporation 629,932
16,271 Marsh & McLennan Companies,
Inc. 2,207,975
147,271 Mediobanca SPA
a
1,663,361
75,887 Melrose Industries plc 170,836
3,969 Mercantile Bank Corporation 128,119
48,738 MFA Financial, Inc. 214,447
5,624 Midland States Bancorp, Inc. 158,484
10,534 MidWestOne Financial Group, Inc. 332,453
267,600 Mitsubishi HC Capital, Inc. 1,537,931
365,400 Mitsubishi UFJ Financial Group,
Inc. 1,943,964
30,786 Mizrahi Tefahot Bank, Ltd.
a
865,297
87,304 Morgan Stanley 7,206,945
9,624 Mr. Cooper Group, Inc.
a
331,836
9,800 MS and AD Insurance Group
Holdings, Inc. 278,032
3,498 MSCI, Inc. 1,699,223
61 Nasdaq, Inc. 9,854
48,672 National Australia Bank, Ltd. 996,034
292 National Western Life Group, Inc. 66,956
81,382 Natixis
a
397,391
15,477 Navient Corporation 260,478
693 NBT Bancorp, Inc. 26,258
9,656 Network International Holdings
plc
a,b
56,032
45,478 New York Community Bancorp,
Inc. 543,917
3,264 New York Mortgage Trust, Inc. 14,982
1,791 Newmark Group, Inc. 19,253
6,398 NMI Holdings, Inc.
a
165,324
6,689 Northern Trust Corporation 761,208
6,497 OFG Bancorp 153,914
17,496 Old National Bancorp 330,674
6,597 Old Second Bancorp, Inc. 87,146
Shares Common Stock (85.3%) Value
Financials (14.0%) - continued
1,937 OneMain Holdings, Inc. $ 110,157
10,947 Onex Corporation 732,887
339 Oppenheimer Holdings, Inc. 17,347
140,900 ORIX Corporation 2,274,671
21,446 PacWest Bancorp 930,971
21,221 Paragon Banking Group plc 137,861
2,363 Partners Group Holding AG 3,366,016
2,459 Peoples Bancorp, Inc. 82,204
32,983 Popular, Inc. 2,439,423
17,418 Premier Financial Corporation 550,235
51 Primerica, Inc. 8,148
4,182 PROG Holdings, Inc. 213,031
3,655 Prosperity Bancshares, Inc. 268,131
10,772 QCR Holdings, Inc. 519,426
27,896 Radian Group, Inc. 687,357
39,143 Raymond James Financial, Inc. 5,119,122
26,346 Redwood Trust, Inc. 292,704
7,862 Regions Financial Corporation 171,392
7,612 Reinsurance Group of America,
Inc. 993,594
2,317 RenaissanceRe Holdings, Ltd. 391,133
491 RLI Corporation 54,727
77,980 Royal Bank of Canada 7,442,406
17,702 S&P Global, Inc. 6,910,684
1,816 Safety Insurance Group, Inc. 148,966
15,362 Seacoast Banking Corporation of
Florida
a
558,409
14,867 SEI Investments Company 913,428
1,422 Selective Insurance Group, Inc. 108,271
6,041 Signature Bank 1,519,372
47,200 Singapore Exchange, Ltd. 369,751
21,559 Societe Generale 613,296
1,888 Southside Bancshares, Inc. 75,803
25,308 St. James's Place plc 476,000
12,473 Starwood Property Trust, Inc. 322,053
1,449 Stifel Financial Corporation 100,256
93,600 Sumitomo Mitsui Financial Group,
Inc. 3,288,048
33,826 Sun Life Financial, Inc. 1,824,840
5,177 Swiss Life Holding AG 2,522,398
4,227 Synovus Financial Corporation 198,077
4,432 T. Rowe Price Group, Inc. 794,214
2,608 Territorial Bancorp, Inc. 65,591
9,370 TMX Group, Ltd. 1,032,556
24,600 Tokio Marine Holdings, Inc. 1,179,740
124 Tompkins Financial Corporation 9,691
557 Topdanmark AS 27,084
16,048 Torchmark Corporation 1,644,760
64,735 Toronto-Dominion Bank 4,450,317
3,434 Towne Bank 106,385
14,660 TPG RE Finance Trust, Inc. 182,664
5,404 TriCo Bancshares 250,097
70,714 Truist Financial Corporation 4,194,047
17,144 TrustCo Bank Corporation 125,408
5,264 Trustmark Corporation 170,606
26,728 Two Harbors Investment
Corporation 208,478
68,084 Umpqua Holdings Corporation 1,269,086
8,382 United Bankshares, Inc. 329,161
1,470 Univest Financial Corporation 41,057
29,483 Unum Group 833,190
23,757 Valley National Bancorp 327,134
65,554 Virgin Money UK plc
a
177,958
810 Vontobel Holding AG 60,962
5,675 Voya Financial, Inc. 384,878

Global Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (85.3%) Value
Financials (14.0%) - continued
393 Walker & Dunlop, Inc. $ 43,564
3,229 Washington Trust Bancorp, Inc. 164,840
210,790 Wells Fargo & Company 9,496,090
5,095 WesBanco, Inc. 184,898
317 Westamerica Bancorporation 20,098
30,332 Western Alliance Bancorp 3,186,983
19,874 Western Asset Mortgage Capital
Corporation 62,802
118,203 Westpac Banking Corporation 2,277,855
343 Westwood Holdings Group, Inc. 6,205
14,326 Wintrust Financial Corporation 1,104,535
56,238 Zions Bancorporations NA 3,138,080
40,969 Zip Company, Ltd.
a,c
251,764
9,360 Zurich Insurance Group AG 3,840,020
Total 295,479,988
Health Care (11.0%)
18,534 AbbVie, Inc. 2,066,541
61,912 ACADIA Pharmaceuticals, Inc.
a
1,272,911
735 Acceleron Pharma, Inc.
a
91,853
37,041 Adaptive Biotechnologies
Corporation
a
1,540,906
2,573 ADMA Biologics, Inc.
a,c
5,043
4,516 Adverum Biotechnologies, Inc.
a
17,612
400 Allakos, Inc.
a
43,648
2,739 Altimmune, Inc.
a
39,633
18,779 Amgen, Inc. 4,500,200
20,597 Amplifon SPA
a
869,306
1,281 AnaptysBio, Inc.
a
29,911
15,403 Anthem, Inc. 5,843,744
99,163 Ardelyx, Inc.
a
724,882
4,351 Arena Pharmaceuticals, Inc.
a
298,609
6,078 Argenx SE ADR
a
1,742,623
4,608 Arrowhead Research Corporation
a
335,278
11,383 Ascendis Pharma AS ADR
a
1,650,194
227,400 Astellas Pharmaceutical, Inc. 3,422,613
3,060 Atara Biotherapeutics, Inc.
a
43,024
2,114 Athenex, Inc.
a
8,477
141 Atrion Corporation 90,043
43,534 Avacta Group plc
a
159,925
21,039 Axonics Modulation Technologies,
Inc.
a
1,323,984
5,601 Becton, Dickinson and Company 1,393,585
12,621 Biogen, Inc.
a
3,373,972
15,500 Biohaven Pharmaceutical Holding
Company, Ltd.
a
1,164,050
182 BioLife Solutions, Inc.
a
6,352
337 Bio-Rad Laboratories, Inc.
a
212,354
6,587 Bio-Techne Corporation 2,815,877
1,409 BioXcel Therapeutics, Inc.
a,c
47,864
1,102 Bruker Corporation 75,509
5,604 Catalent, Inc.
a
630,282
1,040 Cellink AB
a
59,636
40,287 Centene Corporation
a
2,487,319
55,632 Cerner Corporation 4,175,182
4,144 Charles River Laboratories
International, Inc.
a
1,377,673
1,063 Chemed Corporation 506,636
78,000 Chugai Pharmaceutical Company,
Ltd. 2,927,723
22,132 Cigna Holding Company 5,511,089
453 Co-Diagnostics, Inc.
a,c
4,014
2,446 Cooper Companies, Inc. 1,005,037
5,774 CryoLife, Inc.
a
168,485
34,329 CSL, Ltd. 7,171,143
Shares Common Stock (85.3%) Value
Health Care (11.0%) - continued
39,426 CVS Health Corporation $ 3,012,146
2,390 CytomX Therapeutics, Inc.
a
22,370
20,800 Daiichi Sankyo Company, Ltd. 531,241
11,260 Dechra Pharmaceuticals plc 627,309
16,455 Dexcom, Inc.
a
6,353,275
2,311 Editas Medicine, Inc.
a,c
85,530
48,102 Edwards Lifesciences Corporation
a
4,594,703
11,152 Endo International plc
a
63,901
4,312 Eurofins Scientific SE
a
427,069
94 Fate Therapeutics, Inc.
a
8,215
2,325 FibroGen, Inc.
a
51,894
1,093 Generation Bio Company
a
39,851
4,459 Genus plc 313,162
1,500 Gerresheimer AG 161,336
57,032 GlaxoSmithKline plc ADR
c
2,129,575
3,219 Global Blood Therapeutics, Inc.
a
131,271
33,293 GoodRx Holdings, Inc.
a,c
1,332,053
21,185 Guardant Health, Inc.
a
3,367,991
2,412 Haemonetics Corporation
a
162,231
21,370 HCA Healthcare, Inc. 4,296,652
26,339 Healius, Ltd. 83,765
3,289 HealthEquity, Inc.
a
249,865
6,779 Hill-Rom Holdings, Inc. 747,181
11,103 Humana, Inc. 4,943,500
36 ICU Medical, Inc.
a
7,498
20,804 Immunocore Holdings plc ADR
a
839,649
3,972 ImmunoGen, Inc.
a
32,014
7,911 Inspire Medical Systems, Inc.
a
1,873,483
8,032 Insulet Corporation
a
2,371,207
1,876 Integra LifeSciences Holdings
Corporation
a
138,974
7,315 Intuitive Surgical, Inc.
a
6,327,475
4,986 Invitae Corporation
a,c
174,011
8,842 Ionis Pharmaceuticals, Inc.
a
378,614
53,353 Johnson & Johnson 8,682,134
1,426 Kura Oncology, Inc.
a
38,402
608 Kymera Therapeutics, Inc.
a
27,694
1,688 Laboratory Corporation of America
Holdings
a
448,789
2,186 Lannett Company, Inc.
a
9,553
21,698 LHC Group, Inc.
a
4,519,042
2,514 LNA Sante 146,368
3,147 Lonza Group AG 2,000,593
36,000 M3, Inc. 2,486,876
63,072 Medtronic plc 8,257,386
100,815 Merck & Company, Inc. 7,510,717
11,936 Merck KGaA 2,096,979
298 Mirati Therapeutics, Inc.
a
49,534
4,910 Molina Healthcare, Inc.
a
1,252,541
7,838 Nano-X Imaging, Ltd.
a,c
262,965
16,307 Natera, Inc.
a
1,794,096
6,094 National Healthcare Corporation 428,469
1,125 Nektar Therapeutics
a
22,061
1,895 Neogen Corporation
a
181,939
17,417 Nevro Corporation
a
3,009,832
2,252 NextGen Healthcare, Inc.
a
41,234
150,759 Novartis AG 12,865,229
128,083 Novo Nordisk AS 9,448,360
44,211 Novo Nordisk AS ADR 3,269,403
5,026 NuVasive, Inc.
a
359,108
2,294 Olink Holding AB ADR
a
80,749
2,334 Omnicell, Inc.
a
338,477
20,299 OPKO Health, Inc.
a,c
83,226
1,117 Orthifix Medical, Inc.
a
49,539
993 Owens & Minor, Inc. 35,837

Global Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (85.3%) Value
Health Care (11.0%) - continued
14,506 Phreesia, Inc.
a
$ 750,685
1,705 Precigen, Inc.
a
13,188
6,529 Premier, Inc. 230,800
20,196 Pulmonx Corporation
a
949,414
2,694 Reata Pharmaceuticals, Inc.
a
273,172
69,599 Recordati SPA 3,834,824
6,015 Repligen Corporation
a
1,273,436
528 Replimune Group, Inc.
a
19,320
3,301 Roche Holding AG 1,076,640
1,379 Sage Therapeutics, Inc.
a
108,610
3,353 Sarepta Therapeutics, Inc.
a
237,527
715 Sartorius Aktiengesellschaft 403,420
83 Sartorius Stedim Biotech 38,121
9,800 Sawai Group Holdings Company,
Ltd. 471,663
275 Seres Therapeutics, Inc.
a
5,723
138 Siegfried Holding AG 126,914
24,176 Silk Road Medical, Inc.
a
1,478,121
7,275 Sonic Healthcare, Ltd. 201,081
14,416 Sonova Holding AG
a
4,268,580
14,711 Stryker Corporation 3,863,550
362 Surmodics, Inc.
a
19,363
4,675 Swedish Orphan Biovitrum AB
a
79,550
1,900 Sysmex Corporation 189,779
564 Tabula Rasa HealthCare, Inc.
a
26,824
17,937 Tactile Systems Technology, Inc.
a
1,027,790
52,200 Takeda Pharmaceutical Company,
Ltd. 1,743,506
6,718 Tecan Group AG 3,273,586
17,375 Teladoc Health, Inc.
a
2,994,581
5,808 Teleflex, Inc. 2,453,764
2,761 Tenet Healthcare Corporation
a
163,617
11,500 Terumo Corporation 434,841
12,507 Thermo Fisher Scientific, Inc. 5,881,167
15,284 Travere Therapeutics, Inc.
a
377,820
1,106 U.S. Physical Therapy, Inc. 124,370
54 Ultragenyx Pharmaceutical, Inc.
a
6,029
2,184 Valneva SE
a
36,751
4,089 Vaxart, Inc.
a,c
44,079
21,876 VBI Vaccines, Inc.
a
68,909
22,887 Veeva Systems, Inc.
a
6,464,433
43,135 Viatris, Inc.
a
573,695
2,476 ViewRay, Inc.
a
11,910
1,537 Vocera Communications, Inc.
a
55,593
16,959 Vor BioPharma, Inc.
a
477,905
1,631 VYNE Therapeutics, Inc.
a
8,057
710 Waters Corporation
a
212,908
9,582 Zimmer Biomet Holdings, Inc. 1,697,547
34,789 Zoetis, Inc. 6,019,541
20,594 Zymeworks, Inc.
a
669,717
Total 231,673,306
Industrials (11.0%)
485 A.P. Moller - Maersk AS, Class B 1,206,500
42,118 Aalberts NV 2,275,474
8,058 AECOM
a
535,293
15,232 AerCap Holdings NV
a
887,264
901 Allegion plc 121,076
26,148 Altra Industrial Motion Corporation 1,542,994
87 AMERCO 51,907
1,830 Apogee Enterprises, Inc. 64,288
1,868 Armstrong World Industries, Inc. 193,618
26,461 ASGN, Inc.
a
2,783,168
43,920 Assa Abloy AB
c
1,252,141
124,627 Atlas Copco AB, Class A
c
7,557,389
Shares Common Stock (85.3%) Value
Industrials (11.0%) - continued
37,886 Atlas Copco AB, Class B
c
$ 1,965,865
15,054 AZZ, Inc. 792,443
28,714 Ballard Power Systems, Inc.
a
627,005
10,589 Bloom Energy Corporation
a
274,996
6,373 Boeing Company
a
1,493,258
149 Bucher Industries AG 78,198
53,118 Canadian National Railway
Company 5,718,671
9,496 Canadian Pacific Railway, Ltd. 3,543,839
29,202 Carlisle Companies, Inc. 5,596,563
21,163 CBIZ, Inc.
a
710,865
18,758 Chart Industries, Inc.
a
3,013,098
16,905 CIA De Distribucion Integral 351,448
2,330 CRA International, Inc. 187,006
16,322 Crane Company 1,535,247
6,490 Credit Corporation Group, Ltd. 144,414
9,903 CSW Industrials, Inc. 1,340,965
27,725 CSX Corporation 2,793,294
12,117 Curtiss-Wright Corporation 1,549,764
23,000 Dai Nippon Printing Company, Ltd. 455,749
7,200 Daikin Industries, Ltd. 1,452,347
96,959 Delta Air Lines, Inc.
a
4,549,316
1,803 Douglas Dynamics, Inc. 80,648
3,083 DSV AS 686,863
939 Dycom Industries, Inc.
a
88,088
58,268 easyJet plc
a
833,045
8,836 EMCOR Group, Inc. 1,058,553
2,061 Expeditors International of
Washington, Inc. 226,421
54,583 Experian plc 2,104,252
1,989 Exponent, Inc. 191,600
14,376 Forrester Research, Inc.
a
624,637
9,624 Forward Air Corporation 849,703
3,313 GATX Corporation 323,713
1,206 Geberit AG 793,558
5,919 Generac Holdings, Inc.
a
1,917,460
24,004 General Dynamics Corporation 4,566,281
5,796 Gorman-Rupp Company 200,078
2,545 Greenbrier Companies, Inc. 120,226
272,974 GWA Group, Ltd. 628,485
9,500 Hanwa Company, Ltd. 282,292
19,594 Honeywell International, Inc. 4,370,246
75,801 Howmet Aerospace, Inc.
a
2,422,600
9,436 Hubbell, Inc. 1,811,806
1,350 ICF International, Inc. 122,931
7,183 IDEX Corporation 1,610,429
51,300 Inaba Denki Sangyo Company,
Ltd. 1,199,702
25 Insperity, Inc. 2,189
674 International Seaways, Inc. 11,916
3,371 Interpump Group SPA 179,439
1,998 Intrum AB 68,714
1,800 Jardine Matheson Holdings, Ltd. 121,032
369 JB Hunt Transport Services, Inc. 62,992
6,074 Jet2 plc
a
125,114
9,571 JetBlue Airways Corporation
a
194,866
506 John Bean Technologies
Corporation 73,562
108,767 Johnson Controls International plc 6,780,535
48,700 Kamigumi Company, Ltd. 948,872
9,368 Kansas City Southern 2,737,423
814 Kimball International, Inc. 11,868
62,100 Kinden Corporation 1,057,280
13,050 KONE Oyj 1,024,985
3,093 Kornit Digital, Ltd.
a
302,372

Global Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (85.3%) Value
Industrials (11.0%) - continued
2,093 Kuehne & Nagel International AG $ 625,796
24,784 L3Harris Technologies, Inc. 5,185,556
9,434 Landstar System, Inc. 1,625,290
81,916 Legrand SA 7,977,200
1,463 Lennox International, Inc. 490,602
23,539 Lincoln Electric Holdings, Inc. 3,014,169
11,948 Lockheed Martin Corporation 4,546,931
5,255 Manpower, Inc. 635,277
130,400 Marubeni Corporation 1,086,132
1,243 Masonite International
Corporation
a
156,979
26,389 Mercury Systems, Inc.
a
1,985,508
53,154 Meritor, Inc.
a
1,436,753
5,311 Mesa Air Group, Inc.
a
59,802
27,340 Meyer Burger Technology AG
a
12,743
20,552 Middleby Corporation
a
3,726,489
9,000 MISUMI Group, Inc. 254,193
125,100 Mitsubishi Corporation 3,459,105
98,800 Mitsubishi Electric Corporation 1,522,345
20,900 Mitsuboshi Belting, Ltd. 320,047
191,100 Mitsui & Company, Ltd. 4,032,906
8,537 MSC Industrial Direct Company,
Inc. 769,696
28,800 Nidec Corporation 3,325,506
30,500 Nitto Kogyo Corporation 536,525
41,378 Nobina AB
a,b
365,753
899 Nordson Corporation 190,058
19,117 Norfolk Southern Corporation 5,338,231
3,802 Old Dominion Freight Line, Inc. 980,194
23,440 Otis Worldwide Corporation 1,825,273
141,481 PageGroup plc
a
1,094,667
14,384 Parker-Hannifin Corporation 4,513,843
36,912 Pitney Bowes, Inc. 275,733
2,452 Primoris Services Corporation 80,082
4,634 Quad/Graphics, Inc.
a
16,682
33,816 Ranpak Holdings Corporation
a
650,282
43,369 Raytheon Technologies
Corporation 3,610,036
4,923 RBC Bearings, Inc.
a
981,794
52,100 Recruit Holdings Company, Ltd. 2,349,058
38,823 Redde Northgate plc 195,271
33,446 Regal-Beloit Corporation 4,830,606
243,250 RELX plc 6,311,211
306,433 Rolls-Royce Holdings plc
a
443,470
26,849 Rush Enterprises, Inc. 1,325,267
3,016 Ryder System, Inc. 240,797
4,411 Saia, Inc.
a
1,034,380
2,700 Sankyu, Inc. 115,264
511,545 SAS AB
a,c
118,134
64,458 Schneider Electric SE 10,284,701
11,200 Secom Company, Ltd. 933,346
97,826 SEEK, Ltd.
a
2,331,405
3,300 SHO-BOND Holdings Company,
Ltd. 137,760
16,624 Signify NV
b
944,066
8,685 Simpson Manufacturing Company,
Inc. 978,800
55,000 SITC International Holdings
Company, Ltd. 209,573
151 Sixt SE 20,949
3,387 SkyWest, Inc.
a
168,198
7,201 Smith & Wesson Brands, Inc. 125,297
1,795 Snap-On, Inc. 426,492
307,600 Sojitz Corporation 918,845
11,359 Spirax-Sarco Engineering plc 1,854,054
Shares Common Stock (85.3%) Value
Industrials (11.0%) - continued
2,948 Spirit Airlines, Inc.
a,c
$ 105,597
16,643 Standex International Corporation 1,578,089
2,154 Sterling Construction Company,
Inc.
a
44,911
150,000 Sumitomo Corporation 2,038,349
54,779 Summit Materials, Inc.
a
1,577,087
21,487 Sun Country Airlines Holdings,
Inc.
a
874,521
582 Sunrun, Inc.
a
28,518
3,900 Taikisha, Ltd. 105,154
10,300 Taisei Corporation 380,567
3,417 Technip Energies NV ADR
a
48,556
1,282 Teledyne Technologies, Inc.
a
574,016
1,708 Tetra Tech, Inc. 217,992
1,796 Thermon Group Holdings, Inc.
a
34,304
21,500 Toppan Forms Company, Ltd. 226,987
107 Toro Company 12,262
4,047 Trane Technologies plc 703,490
23,022 TransUnion 2,407,871
62,410 Transurban Group 680,536
10,982 Trex Company, Inc.
a
1,185,946
17,024 TriMas Corporation
a
542,044
22,400 Tsubakimoto Chain Company 600,610
8,058 Tutor Perini Corporation 129,734
1,015 UniFirst Corporation 227,553
26,683 United Parcel Service, Inc. 5,439,596
18,935 United Rentals, Inc.
a
6,058,253
5,621 Valmont Industries, Inc. 1,387,544
460 VAT Group AG
b
131,360
2,898 Waste Connections, Inc. 345,181
3,650 Watsco, Inc. 1,068,939
492 Watts Water Technologies, Inc. 61,279
6,186 Werner Enterprises, Inc. 285,979
14,873 Willdan Group, Inc.
a
567,702
2,625 Woodward, Inc. 328,151
698 XPO Logistics, Inc.
a
97,106
2,893 Xylem, Inc. 320,110
14,500 Yuasa Trading Company, Ltd. 394,482
Total 231,277,737
Information Technology (16.5%)
1,918 3D Systems Corporation
a
41,314
25,856 Adobe, Inc.
a
13,143,639
146 ADTRAN, Inc. 2,495
7,100 Advantest Corporation 671,199
4,179 Alliance Data Systems Corporation 492,495
1,670 Ambarella, Inc.
a
162,808
17,392 Amphenol Corporation 1,171,177
56,216 Anaplan, Inc.
a
3,353,284
5,637 Appen, Ltd. 67,864
240,167 Apple, Inc. 31,572,354
20,452 ASML Holding NV 13,276,312
2,638 Aspen Technology, Inc.
a
345,156
11,220 Avalara, Inc.
a
1,589,986
25,808 Bandwidth, Inc.
a,c
3,411,818
175 Bechtle AG 35,635
4,671 Belden, Inc. 202,161
9,308 Benchmark Electronics, Inc. 279,426
36,523 BigCommerce Holdings, Inc.
a
2,189,189
10,367 Bill.com Holdings, Inc.
a
1,603,049
66,167 BlackBerry, Ltd.
a
584,255
5,952 Blackline, Inc.
a
690,789
331 CACI International, Inc.
a
84,359
17,888 Calix, Inc.
a
756,484
40,500 Canon, Inc. 963,096

Global Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (85.3%) Value
Information Technology (16.5%) - continued
8,065 CDK Global, Inc. $ 432,203
3,737 CDW Corporation 666,419
91,944 CGI, Inc.
a
8,134,817
204,372 Cisco Systems, Inc. 10,404,578
8,303 Cognex Corporation 715,054
2,233 CompuGroup Medical SE and
Company KGaA 204,366
130,940 Computershare, Ltd. 1,423,670
556 Concentrix Corporation
a
86,391
4,533 Coupa Software, Inc.
a
1,219,558
5,093 Cree, Inc.
a
506,346
3,272 CTS Corporation 106,405
13,284 Descartes Systems Group, Inc.
a
850,973
6,491 Diebold Nixdorf, Inc.
a
97,430
472 Digimarc Corporation
a
15,921
7,698 DocuSign, Inc.
a
1,716,192
27,264 Dolby Laboratories, Inc. 2,766,478
34 Domo, Inc.
a
2,186
1,893 DSP Group, Inc.
a
26,294
1,174 Ebix, Inc. 35,349
21,022 Elastic NV
a
2,535,674
15,361 Endava plc ADR
a
1,390,785
2,482 Enphase Energy, Inc.
a
345,618
2,895 EPAM Systems, Inc.
a
1,325,186
4,481 ePlus, Inc.
a
449,713
12,470 Euronet Worldwide, Inc.
a
1,788,572
10,308 Eventbrite, Inc.
a
242,960
1,780 ExlService Holdings, Inc.
a
164,436
5,598 eXp World Holdings, Inc.
a,c
192,347
3,642 F5 Networks, Inc.
a
680,180
991 First Solar, Inc.
a
75,841
16,947 Five9, Inc.
a
3,185,528
2,356 FleetCor Technologies, Inc.
a
677,868
27,000 Fuji Soft, Inc. 1,352,494
6,977 Global Payments, Inc. 1,497,474
223,613 Halma plc 7,990,239
10,312 Health Catalyst, Inc.
a
597,065
16,500 Hoya Corporation 1,875,478
1,644 HubSpot, Inc.
a
865,484
21,700 ITOCHU Techno-Solutions
Corporation 750,861
7,950 Jack Henry & Associates, Inc. 1,294,498
11,000 Keyence Corporation 5,280,584
2,810 Kinaxis, Inc.
a
362,443
1,529 Lam Research Corporation 948,668
18,580 Lattice Semiconductor
Corporation
a
934,760
37 Littelfuse, Inc. 9,814
21,115 LivePerson, Inc.
a
1,153,935
15,652 LiveRamp Holding, Inc.
a
766,635
23,311 Lumentum Holdings, Inc.
a
1,982,601
2,371 Manhattan Associates, Inc.
a
325,396
41,195 Mastercard, Inc. 15,738,962
2,442 MAXIMUS, Inc. 223,785
534 MaxLinear, Inc.
a
19,219
87,098 Medallia, Inc.
a
2,568,520
165,248 Microsoft Corporation 41,672,241
60 MicroStrategy, Inc.
a
39,430
17,880 MKS Instruments, Inc. 3,202,487
12,410 Monolithic Power Systems, Inc. 4,484,726
1,765 Motorola Solutions, Inc. 332,349
5,600 Murata Manufacturing Company,
Ltd. 445,241
56,000 NEC Networks & System
Integration Corporation 963,350
Shares Common Stock (85.3%) Value
Information Technology (16.5%) - continued
338 NetApp, Inc. $ 25,245
5,488 Nova Measuring Instruments, Ltd.
a
517,903
4,518 Novanta, Inc.
a
595,066
20,199 NVIDIA Corporation 12,127,076
2,200 OBIC Company, Ltd. 423,997
5,393 Okta, Inc.
a
1,454,492
2,925 Open Text Corporation 137,737
45,441 Oracle Corporation 3,443,973
15,200 Oracle Corporation Japan 1,425,077
4,435 Palo Alto Networks, Inc.
a
1,567,285
5,317 Paychex, Inc. 518,354
3,076 Paycom Software, Inc.
a
1,182,445
2,794 Paylocity Holding Corporation
a
539,913
75,370 PayPal Holdings, Inc.
a
19,768,797
7,913 Plantronics, Inc.
a
316,441
910 Progress Software Corporation 39,731
9,840 Q2 Holdings, Inc.
a
1,023,557
5,315 QAD, Inc. 375,717
5,507 Qorvo, Inc.
a
1,036,252
85,518 QUALCOMM, Inc. 11,869,898
5,016 Rogers Corporation
a
982,333
600 Rohm Company, Ltd. 59,228
12,400 Ryoyo Electro Corporation 306,193
14,460 SailPoint Technologies Holdings,
Inc.
a
706,082
47,221 Salesforce.com, Inc.
a
10,875,941
3,800 Samsung Electronics Company,
Ltd. GDR 6,923,865
8,816 SAP SE 1,234,428
4,651 ScanSource, Inc.
a
140,600
8,513 Semtech Corporation
a
576,671
15,078 ServiceNow, Inc.
a
7,635,047
5,536 Shopify, Inc.
a
6,546,375
40,536 Sierra Wireless, Inc.
a
614,120
2,238 Silicon Laboratories, Inc.
a
315,446
5,126 SiTime Corporation
a
474,411
770 Solaredge Technology, Ltd.
a
202,926
4,517 Spectris plc 202,902
15,475 Sprout Social, Inc.
a
1,025,838
50,359 Square, Inc.
a
12,328,890
32,617 STMicroelectronics NV ADR
c
1,216,288
1,245 SunPower Corporation
a,c
31,984
1,195 SYNNEX Corporation 144,834
9,954 Technology One, Ltd. 72,619
1,358 Temenos AG 199,653
26,175 Texas Instruments, Inc. 4,724,849
42,686 Thomson Reuters Corporation 3,958,652
8,200 Tokyo Electron, Ltd. 3,724,341
1,338 Trade Desk, Inc.
a
975,817
1,600 Trend Micro, Inc. 76,158
344 Tyler Technologies, Inc.
a
146,152
2,607 Unisys Corporation
a
62,568
832 Vertex, Inc.
a
16,998
1,591 ViaSat, Inc.
a,c
82,398
9,645 VMware, Inc.
a,c
1,551,205
7,235 Western Digital Corporation
a
511,008
2,679 Wisetech Global, Ltd. 64,480
13,094 Workiva, Inc.
a
1,230,836
23,392 Xero, Ltd.
a
2,548,227
8,660 Xerox Holdings Corporation 209,052
4,318 Zscaler, Inc.
a
810,230
Total 348,733,022
Materials (3.7%)
73 AdvanSix, Inc.
a
2,123

Global Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (85.3%) Value
Materials (3.7%) - continued
26,114 Air Liquide SA $ 4,397,680
46,000 Air Water, Inc. 760,874
8,621 Allegheny Technologies, Inc.
a
200,524
5,670 AptarGroup, Inc. 855,093
2,308 Avery Dennison Corporation 494,304
105,727 Axalta Coating Systems, Ltd.
a
3,371,634
266 Balchem Corporation 33,833
65,490 BHP Group, Ltd. 2,383,568
8,379 Boliden AB 325,922
958 Cabot Corporation 52,575
2,016 Carpenter Technology Corporation 76,346
2,143 Celanese Corporation 335,701
14,383 Centamin plc 21,328
96,331 CF Industries Holdings, Inc. 4,684,576
13,837 Chemours Company 417,877
11,159 Cleveland-Cliffs, Inc.
a,c
199,300
25,333 Coeur Mining, Inc.
a
204,691
19,784 Croda International plc 1,848,212
258 DMC Global, Inc.
a
13,932
2,729 Eagle Materials, Inc.
a
376,984
37,563 Eastman Chemical Company 4,334,395
546 EMS-CHEMIE Holding AG 509,807
21,959 First Quantum Minerals, Ltd. 506,121
2,830 FMC Corporation 334,619
147,470 Granges AB
a
1,976,583
155,436 Hexpol AB
c
1,905,708
8,664 Holmen AB 408,785
1,284 IMCD NV 186,501
3,870 Ingevity Corporation
a
302,170
18,015 Innospec, Inc. 1,754,841
16,291 K+S AG 180,758
11,532 Kaiser Aluminum Corporation 1,389,260
39,451 Koninklijke DSM NV 7,073,603
1,350 Koppers Holdings, Inc.
a
44,874
48,300 Kyoei Steel, Ltd. 675,814
8,243 LafargeHolcim, Ltd. 508,657
4,300 Lintec Corporation 93,568
9,503 Lithium Americas Corporation
a
134,216
17,599 LyondellBasell Industries NV 1,825,720
10,081 Martin Marietta Materials, Inc. 3,559,803
3,902 Materion Corporation 276,301
5,700 Minerals Technologies, Inc. 445,398
12,291 Myers Industries, Inc. 277,285
8,244 Neenah, Inc. 438,333
161 NewMarket Corporation 55,801
1,200 Nissan Chemical Industries, Ltd. 61,695
56,290 Nucor Corporation 4,630,415
12,033 Olin Corporation 517,780
1,818 Olympic Steel, Inc. 52,813
131,401 Pilbara Minerals, Ltd.
a
114,398
9,086 Quaker Chemical Corporation 2,201,992
373 Reliance Steel & Aluminum
Company 59,796
21,915 Rio Tinto plc 1,835,532
25,960 Rio Tinto, Ltd. 2,412,852
1,658 RPM International, Inc. 157,245
7,354 Ryerson Holding Corporation
a
116,781
159,462 Sandfire Resources, Ltd. 816,084
8,278 Sensient Technologies Corporation 680,783
16,500 Shin-Etsu Chemical Company, Ltd. 2,785,236
17,513 Sika AG 5,230,477
5,811 Steel Dynamics, Inc. 315,072
10,309 SunCoke Energy, Inc. 69,586
32,203 Symrise AG 4,158,554
10,400 Taiyo Holdings Company, Ltd. 503,535
Shares Common Stock (85.3%) Value
Materials (3.7%) - continued
47,900 Toagosei Company, Ltd. $ 536,410
8,000 Ube Industries, Ltd. 161,764
2,376 United States Steel Corporation
c
54,672
4,468 Wacker Chemie AG 673,865
5,195 Yara International ASA 270,982
Total 78,674,317
Real Estate (3.1%)
27,193 Agree Realty Corporation 1,913,300
1,844 Alector, Inc.
a
35,958
55,344 Alstria Office REIT AG 990,928
50,366 American Campus Communities,
Inc. 2,277,047
1,479 Apartment Income REIT
Corporation 66,777
1,903 Apartment Investment &
Management Company 13,207
4,869 Armada Hoffler Properties, Inc. 66,364
743,188 Ascendas REIT 1,731,866
11,280 AvalonBay Communities, Inc. 2,165,760
171 Bachem Holding AG 86,813
466 Bluegreen Vacations Holding
Corporations
a
8,630
17,234 Camden Property Trust 2,076,352
14,930 Canadian Apartment Properties
REIT 663,691
22,664 CareTrust REIT, Inc. 548,016
44,853 Castellum AB 1,092,264
50,527 CBRE Group, Inc.
a
4,304,900
4,493 Cedar Realty Trust, Inc. 71,214
1,282 Centerspace 90,240
9,247 Choice Properties REIT 104,872
2,405 Colony Credit Real Estate, Inc. 20,899
2,943 Community Healthcare Trust, Inc. 149,858
3,538 Corepoint Lodging, Inc.
a
35,345
2,119 CoStar Group, Inc.
a
1,810,537
8,330 CubeSmart 352,692
59,791 Cushman and Wakefield plc
a
1,016,447
11 Daiwa Office Investment
Corporation 79,488
11,730 Deutsche Wohnen AG 634,580
4,192 Diversified Healthcare Trust 18,508
4,852 EastGroup Properties, Inc. 769,818
12,798 EPR Properties
a
610,593
33,523 Essential Properties Realty Trust,
Inc. 877,967
1,236 Essex Property Trust, Inc. 359,083
5,504 Extra Space Storage, Inc. 818,390
5,284 Fabege AB 78,780
4,680 Farmland Partners, Inc. 62,384
29,507 First Industrial Realty Trust, Inc. 1,468,563
6,458 FirstService Corporation 1,047,811
1,608 FirstService Corporation 261,199
24,689 Four Corners Property Trust, Inc. 712,771
5,512 Getty Realty Corporation 174,069
2,533 Gladstone Commercial
Corporation 53,294
13,222 Gladstone Land Corporation 277,530
2,201 Global Medical REIT, Inc. 31,606
127,692 Hammerson plc 70,329
3,286 Healthcare Realty Trust, Inc. 105,678
31,751 Healthcare Trust of America, Inc. 932,527
1,001 Highwoods Properties, Inc. 44,835
112,879 Host Hotels & Resorts, Inc.
a
2,049,883
42 Hulic REIT, Inc. 67,033

Global Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (85.3%) Value
Real Estate (3.1%) - continued
49,000 Hysan Development Company,
Ltd. $ 184,464
12,724 Industrial Logistics Properties Trust 315,555
29,535 Ingenia Communities Group 120,299
3,917 Innovative Industrial Properties,
Inc. 717,320
1,457 Iron Mountain, Inc. 58,455
68 Japan Hotel REIT Investment
Corporation 38,941
105 Japan Rental Housing
Investments, Inc. 107,758
470 Japan Retail Fund Investment
Corporation 463,167
3,951 Jones Lang LaSalle, Inc.
a
742,432
120 Kenedix Retail REIT Corporation 307,364
29,431 Kilroy Realty Corporation 2,017,201
7,676 LEG Immobilien AG 1,068,007
6,094 Lexington Realty Trust 74,591
6,769 Life Storage, Inc. 650,230
20,687 LondonMetric Property plc 64,457
37,032 Medical Properties Trust, Inc. 816,556
5,501 Merlin Properties Socimi SA 60,799
39,222 MGIC Investment Corporation 597,743
201 Mori Hills REIT Investment
Corporation 291,563
949 National Health Investors, Inc. 69,666
20,299 National Retail Properties, Inc. 942,280
38,729 National Storage Affiliates Trust 1,759,846
41,944 New Residential Investment
Corporation 449,640
4,810 New Senior Investment Group, Inc. 31,842
9,839 NexPoint Residential Trust, Inc. 493,524
98 Nippon Building Fund, Inc. 643,173
29 Nippon REIT Investment
Corporation 112,530
8,826 Omega Healthcare Investors, Inc. 335,388
3,803 One Liberty Properties, Inc. 94,581
6,111 Preferred Apartment Communities,
Inc. 62,332
31,461 PSP Swiss Property AG 3,882,172
51,718 Quebecor, Inc. 1,390,619
4,823 Realty Income Corporation 333,510
3,641 Redfin Corporation
a
257,710
39,784 Rexford Industrial Realty, Inc. 2,210,001
605 RMR Group, Inc. 23,946
138,000 Road King Infrastructure, Ltd. 183,380
27,031 Sabra Health Care REIT, Inc. 491,153
3,982 SBA Communications Corporation 1,193,485
61,774 Service Properties Trust 760,747
110 SL Green Realty Corporation 8,141
10,170 Spirit Realty Capital, Inc. 483,482
13,241 STAG Industrial, Inc. 483,429
11,281 Store Capital Corporation 403,747
158,609 TAG Immobilien AG 4,905,179
200,396 Tritax Big Box REIT plc 526,603
21,207 UDR, Inc. 985,065
2,343 UMH Properties, Inc. 50,445
5,354 Unibail-Rodamco-Westfield
a
440,913
160 Universal Health Realty Income
Trust 10,712
1,047 Vonovia SE 68,793
1,047 Vonovia SE, DRIP
a,d
0
59,181 Wing Tai Holdings, Ltd. 85,386
Shares Common Stock (85.3%) Value
Real Estate (3.1%) - continued
2,788 WP Carey, Inc. $ 208,793
Total 66,379,811
Utilities (1.3%)
109,192 A2A SPA 213,578
12,029 AES Corporation 334,647
1,223 ALLETE, Inc. 86,050
5,873 American Electric Power
Company, Inc. 520,994
1,360 American States Water Company 107,698
4,575 Artesian Resources Corporation 185,059
6,261 Black Hills Corporation 431,884
106,646 Centrica plc
a
83,476
486 Chesapeake Utilities Corporation 57,601
4,063 Consolidated Water Company,
Ltd. 47,821
94,657 Contact Energy, Ltd. 510,903
2,381 DTE Energy Company 333,388
41,031 Duke Energy Corporation 4,131,411
89,358 Electricite de France 1,303,843
2,815 Enagas SA 61,284
2,396 Encavis AG 46,015
2,702 Endesa SA 71,068
540,706 Enel SPA 5,368,873
23,902 Entergy Corporation 2,612,250
5,212 Evergy, Inc. 333,412
59,083 Exelon Corporation 2,655,190
18,612 FirstEnergy Corporation 705,767
2,811 Hawaiian Electric Industries, Inc. 121,042
31,356 Iberdrola SA 423,746
1,391 IDACORP, Inc. 142,550
9,122 ITM Power plc
a
65,515
3,971 MDU Resources Group, Inc. 132,870
97,469 Meridian Energy, Ltd. 371,557
1,746 National Fuel Gas Company 86,706
339 NiSource, Inc. 8,821
314 Northwest Natural Holding
Company 16,931
24,624 OGE Energy Corporation 826,381
18,030 Orsted AS
b
2,620,929
2,328 Otter Tail Corporation 109,951
836 Pinnacle West Capital Corporation 70,767
960 PPL Corporation 27,965
1,628 Rubis SCA 76,423
4,177 Sempra Energy 574,630
486 South Jersey Industries, Inc. 12,028
1,782 Southwest Gas Holdings, Inc. 124,241
2,399 Spire, Inc. 180,741
14,643 UGI Corporation 640,045
1,331 Unitil Corporation 76,705
467 Vistra Energy Corporation 7,878
Total 26,920,634
Total Common Stock
(cost $1,252,779,622) 1,797,505,497
Shares
Registered Investment
Companies ( 4.1% ) Value
Unaffiliated  (0.6%)
2,411 Invesco QQQ Trust Series 1 814,894
28,201 SPDR S&P 500 ETF Trust 11,768,277

Global Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (4.1%) Value
Unaffiliated  (0.6%)- continued
10,528 SPDR S&P Oil & Gas Exploration
ETF
c
$ 844,346
Total 13,427,517
Affiliated  (3.5%)
5,851,541 Thrivent Core Emerging Markets
Equity Fund 73,144,268
Total 73,144,268
Total Registered Investment
Companies (cost $69,242,713) 86,571,785
Shares
Collateral Held for Securities
Loaned ( 1.7% ) Value
36,297,405 Thrivent Cash Management Trust 36,297,405
Total Collateral Held for
Securities Loaned
(cost $36,297,405) 36,297,405
Shares Preferred Stock ( 0.1% ) Value
Consumer Discretionary (0.1%)
7,983 Volkswagen AG 2,078,461
Total 2,078,461
Total Preferred Stock
(cost $2,059,865) 2,078,461
Shares or
Principal
Amount Short-Term Investments ( 10.5% ) Value
Federal Home Loan Bank Discount
Notes
3,900,000 0.040%, 5/4/2021
e,f
3,900,000
1,000,000 0.030%, 5/13/2021
e,f
1,000,000
4,700,000 0.030%, 5/18/2021
e,f
4,700,000
500,000 0.029%, 5/19/2021
e,f
500,000
2,100,000 0.035%, 6/2/2021
e,f
2,100,000
2,500,000 0.020%, 6/16/2021
e,f
2,500,000
3,500,000 0.010%, 6/21/2021
e,f
3,500,000
300,000 0.010%, 6/23/2021
e,f
300,000
13,700,000 0.001%, 7/7/2021
e,f
13,699,753
1,900,000 0.017%, 7/14/2021
e,f
1,899,962
1,700,000 0.020%, 7/15/2021
e,f
1,699,965
Thrivent Core Short-Term Reserve
Fund
18,496,789 0.180% 184,967,891
Total Short-Term Investments
(cost $220,670,530) 220,767,571
Total Investments (cost
$1,581,050,135) 101.7% $2,143,220,719
Other Assets and Liabilities, Net
(1.7%) (36,607,424)
Total Net Assets 100.0% $2,106,613,295
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $18,804,882 or 0.9% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
April 30, 2021:
Securities Lending Transactions
Common Stock $ 34,593,144
Total lending $34,593,144
Gross amount payable upon return of
collateral for securities loaned $36,297,405
Net amounts due to counterparty
$1,704,261
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $623,488,988
Gross unrealized depreciation (25,662,504)
Net unrealized appreciation (depreciation) $597,826,484
Cost for federal income tax purposes $1,571,020,979

Global Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

,
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 141,080,657 109,434,357 31,646,300 –
Consumer Discretionary 233,766,610 169,320,725 64,445,885 –
Consumer Staples 83,352,511 30,193,248 53,159,263 –
Energy 60,166,904 31,012,138 29,154,766 –
Financials 295,479,988 172,246,661 123,232,703 624
Health Care 231,673,306 169,695,417 61,977,889 –
Industrials 231,277,737 138,256,994 93,020,743 –
Information Technology 348,733,022 283,577,816 65,155,206 –
Materials 78,674,317 35,215,228 43,459,089 –
Real Estate^ 66,379,811 45,572,401 20,807,410 0
Utilities 26,920,634 15,703,424 11,217,210 –
Registered Investment Companies
Unaffiliated 13,427,517 13,427,517 – –
Preferred Stock
Consumer Discretionary 2,078,461 – 2,078,461 –
Short-Term Investments 35,799,680 – 35,799,680 –
Subtotal Investments in Securities $1,848,811,155 $1,213,655,926 $635,154,605 $624
Other Investments  * Total
Affiliated Short-Term Investments 184,967,891
Affiliated Registered Investment Companies 73,144,268
Collateral Held for Securities Loaned 36,297,405
Subtotal Other Investments $294,409,564
Total Investments at Value $2,143,220,719
^ Level 3 security in this section is fair valued at <$1
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 26,814,599 26,814,599 – –
Total Asset Derivatives $26,814,599 $26,814,599 $– $–
Liability Derivatives
Futures Contracts 1,187,855 1,187,855 – –
Total Liability Derivatives $1,187,855 $1,187,855 $– $–

Global Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of April 30, 2021. Investments and/or cash totaling $35,207,692 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 1,173 June 2021 $ 229,186,499 $ 15,642,061
CME E-mini S&P Mid-Cap 400 Index 1 June 2021 275,741 (3,711)
CME Euro Foreign Exchange Currency 741 June 2021 110,107,631 1,343,401
Eurex Euro STOXX 50 Index 2,409 June 2021 109,489,913 4,621,680
ICE mini MSCI EAFE Index 37 June 2021 4,222,401 (46,396)
ICE US mini MSCI Emerging Markets Index 788 June 2021 52,520,068 141,972
Total Futures Long Contracts $ 505,802,253 $ 21,699,007
CME E-mini Russell 2000 Index (1,303) June 2021 ( $ 152,402,210) $ 5,065,485
ICE mini MSCI EAFE Index (519) June 2021 (57,439,187) (1,137,748)
Total Futures Short Contracts ( $ 209,841,397) $3,927,737
Total Futures Contracts $ 295,960,856 $25,626,744
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2021, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,343,401
Total Foreign Exchange Contracts 1,343,401
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 25,471,198
Total Equity Contracts 25,471,198
Total Asset Derivatives $26,814,599
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,187,855
Total Equity Contracts 1,187,855
Total Liability Derivatives $1,187,855
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2021, for
Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,834,816
Total Equity Contracts 1,834,816
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (159,088)
Total Foreign Exchange Contracts (159,088)
Total $1,675,728

Global Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2021, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,491,729
Total Foreign Exchange Contracts 2,491,729
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 41,386,814
Total Equity Contracts 41,386,814
Total $43,878,543
The following table presents Global Stock Fund's average volume of derivative activity during the period ended April 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $445,481,802
Futures - Short (215,918,267)
Foreign Exchange Contracts
Futures - Long 103,229,828
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $54,447 $6,513 $– $73,144 5,852 3.5%
Total Affiliated Registered Investment
Companies 54,447 73,144 3.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 194,477 301,033 310,542 184,968 18,497 8.8
Total Affiliated Short-Term Investments 194,477 184,968 8.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   12,848 166,413 142,964 36,297 36,297 1.7
Total Collateral Held for Securities Loaned 12,848 36,297 1.7
Total Value $261,772 $294,409
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $12,184 $– $514
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% (36) 36 – 204
Total Income/Non Income Cash from Affiliated Investments $718
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 74
Total Affiliated Income from Securities Loaned, Net $74
Total $(36) $12,220 $1

Government Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.2% ) Value
Asset-Backed Securities (7.3%)
Arkansas Student Loan Authority
$ 454,820
1.088%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 455,556
ECMC Group Student Loan Trust
391,805
1.256%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,b
395,806
285,713
1.106%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
288,896
Goodgreen
364,331
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
387,551
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
750,000
1.650%,  3/25/2051, Ser.
2021-1 758,066
Missouri Higher Education Loan
Auth.
776,621
1.530%,  1/25/2061, Ser.
2021-1 766,979
1,000,000
0.856%,  (LIBOR 1M +
0.700%), 3/25/2061
a
1,001,538
Nationstar HECM Loan Trust
344,783
1.269%,  9/25/2030, Ser.
2020-1A, Class A1
a,b
345,449
Navient Student Loan Trust
788,439
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
774,044
307,783
0.706%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
308,487
65,603
0.856%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
65,637
354,061
1.156%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
361,759
478,425
1.006%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
486,213
New Hampshire Higher Education
Loan Corporation
419,002
1.306%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
432,731
Northstar Education Finance, Inc.
128,907
0.806%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
129,501
Seasoned Loans Structured
Transaction Trust
687,299
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
706,120
SLM Student Loan Trust
151,056
0.506%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
148,510
Total 7,812,843
Principal
Amount Long-Term Fixed Income (99.2%) Value
Collateralized Mortgage Obligations (9.9%)
Cascade Funding Mortgage Trust
$ 311,270
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
$ 311,398
704,692
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
703,858
Federal Home Loan Mortgage
Corporation - REMIC
500,000
3.000%,  10/15/2034, Ser.
4369, Class GV 512,457
121,793
2.000%,  1/15/2041, Ser.
4074, Class JA 124,901
427,433
1.750%,  6/15/2042, Ser.
4097, Class QN 435,819
254,450
1.750%,  12/15/2042, Ser.
4141, Class KM 257,921
288,725
3.000%,  5/15/2045, Ser.
4631, Class PA 304,504
264,459
3.000%,  3/15/2047, Ser.
4734, Class JA 278,095
351,207
3.500%,  8/15/2047, Ser.
4860, Class CA 370,626
800,000
2.500%,  12/15/2048, Ser.
5094, Class BC 810,699
392,189
2.000%,  9/25/2049, Ser.
4906, Class KE 402,248
Federal National Mortgage
Association - REMIC
197,687
2.000%,  11/25/2032, Ser.
2012-123, Class BA 206,785
163,579
3.000%,  11/25/2037, Ser.
2013-88, Class EA 164,539
304,090
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 313,267
292,984
3.250%,  6/25/2043, Ser.
2013-60, Class PT 314,979
213,647
3.000%,  3/25/2046, Ser.
2016-66, Class PA 219,789
103,423
3.500%,  12/25/2047, Ser.
2018-41, Class PB 108,333
Finance of America HECM Buyout
2021-HB1
769,593
0.875%,  2/25/2031, Ser.
2021-HB1, Class A
a,b
769,681
Mello Warehouse Securitization
Trust
800,000
0.860%,  (LIBOR 1M +
0.750%), 4/25/2055, Ser.
2021-2, Class A
a,b,d
800,000
NewRez Warehouse Securitization
Trust
750,000
0.860%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b,e
750,000
Seasoned Credit Risk Transfer
Trust
573,590
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
608,779
523,998
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
543,012
742,501
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 767,337

Government Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Collateralized Mortgage Obligations (9.9%) -
continued
$ 440,642
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
$ 444,531
Total 10,523,558
Commercial Mortgage-Backed Securities (0.5%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
261,928
3.000%,  3/15/2045, Ser.
4741, Class GA 270,488
Federal National Mortgage
Association - ACES
35,114
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
a
35,239
160,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
a
174,410
Total 480,137
Energy (0.2%)
Petroleos Mexicanos
200,000 2.378%,  4/15/2025 207,455
Total 207,455
Financials (2.4%)
HSBC Bank Canada
250,000 0.950%,  5/14/2023
b
252,780
Korea Development Bank
500,000
0.895%,  (LIBOR 3M +
0.705%), 2/27/2022
a
501,904
Nationwide Building Society
250,000 1.700%,  2/13/2023
b
255,884
Private Export Funding
Corporation
1,000,000 2.050%,  11/15/2022 1,026,723
Santander UK plc
300,000 1.625%,  2/12/2023
b
306,633
Westpac Banking Corporation
250,000 2.000%,  1/16/2025
b
261,349
Total 2,605,273
Foreign Government (1.9%)
Development Bank of Japan, Inc.
250,000 2.125%,  9/1/2022
b
255,385
Export Development Canada
500,000 2.500%,  1/24/2023 519,803
Province of British Columbia
Canada
450,000 1.750%,  9/27/2024 468,028
Province of Ontario Canada
250,000 3.400%,  10/17/2023 268,295
Province of Quebec Canada
500,000 2.750%,  4/12/2027 542,253
Total 2,053,764
Principal
Amount Long-Term Fixed Income (99.2%) Value
Mortgage-Backed Securities (35.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 717,966 3.000%,  2/1/2050 $ 761,188
437,354 3.000%,  3/25/2050 459,079
325,443 3.000%,  4/1/2050 341,822
217,259 3.500%,  7/1/2047 232,440
Federal National Mortgage
Association
206,468 3.500%,  10/1/2048 219,802
232,432 3.500%,  8/1/2049 247,953
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,375,000 1.500%,  5/1/2036
e
2,404,409
9,400,000 2.000%,  5/1/2036
e
9,709,539
3,400,000 2.500%,  5/1/2036
e
3,553,000
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,525,000 2.000%,  5/1/2051
e,f
3,559,975
4,950,000 2.500%,  5/1/2051
e
5,135,238
975,000 2.000%,  6/1/2051
e,f
982,590
235,505 4.000%,  7/1/2048 253,150
7,250,000 2.500%,  7/1/2049
e
7,503,548
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
2,100,000 2.500%,  5/1/2051
e
2,182,852
Total 37,546,585
U.S. Government & Agencies (41.7%)
Federal Farm Credit Bank
500,000 2.210%,  8/1/2024 529,154
Federal Home Loan Bank
500,000 3.250%,  11/16/2028 565,830
Federal Home Loan Mortgage
Corporation
500,000 0.250%,  8/24/2023 500,125
Federal National Mortgage
Association
500,000 0.750%,  10/8/2027 484,193
375,000 0.875%,  8/5/2030 350,312
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 537,928
U.S. Treasury Bonds
1,010,000 1.375%,  8/15/2050 809,736
325,000 2.250%,  11/15/2027 346,176
4,660,000 2.625%,  2/15/2029 5,077,034
4,670,000 1.500%,  2/15/2030 4,655,771
750,000 1.125%,  2/15/2031 716,250
500,000 4.750%,  2/15/2037 692,422
120,000 1.125%,  5/15/2040 100,373
625,000 3.000%,  5/15/2042 712,573
2,205,000 2.500%,  5/15/2046 2,297,851
2,410,000 2.875%,  5/15/2049 2,706,731
U.S. Treasury Bonds, TIPS
533,040 0.500%,  1/15/2028 600,461
370,386 0.875%,  2/15/2047 453,645
U.S. Treasury Notes
250,000 2.125%,  11/30/2024 264,551
3,000,000 2.875%,  7/31/2025 3,277,969
1,950,000 0.250%,  8/31/2025 1,912,828

Government Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
U.S. Government & Agencies (41.7%) -
continued
$ 375,000 2.625%,  1/31/2026 $ 407,124
3,500,000 0.500%,  2/28/2026 3,447,500
250,000 1.750%,  12/31/2026 260,215
4,100,000 0.500%,  4/30/2027 3,956,180
5,000,000 0.625%,  11/30/2027 4,806,836
U.S. Treasury Notes, TIPS
1,050,574 0.125%,  10/15/2024 1,143,771
2,493,136 0.125%,  10/15/2025 2,738,360
Total 44,351,899
Total Long-Term Fixed Income
(cost $104,499,352) 105,581,514
Shares or
Principal
Amount Short-Term Investments ( 34.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.040%, 5/19/2021
g,h
100,000
Federal National Mortgage
Association Discount Notes
100,000 0.010%, 6/16/2021
g,h
100,000
Thrivent Core Short-Term Reserve
Fund
3,606,078 0.180% 36,060,782
Total Short-Term Investments
(cost $36,254,204) 36,260,782
Contracts Options Purchased ( <0.1% ) Value
Put on U.S. Treasury Long Bond
Futures
5 $149.00, expires 8/27/2021 5,469
Total Options Purchased
(cost $5,489) 5,469
Total Investments (cost
$140,759,045) 133.3% $141,847,765
Other Assets and Liabilities, Net
(33.3%) (35,418,482)
Total Net Assets 100.0% $106,429,283
a Denotes variable rate securities. The rate shown is as of
April 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $8,210,311 or 7.7% of
total net assets.
c All or a portion of the security is insured or guaranteed.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security was earmarked to cover
written options.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ACES - Alternative Credit Enhancement Securities
FNMA - Federal National Mortgage Association
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,228,852
Gross unrealized depreciation (1,113,844)
Net unrealized appreciation (depreciation) $ 115,008
Cost for federal income tax purposes $ 141,876,531

Government Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 6,811,305 – 6,811,305 –
Collateralized Mortgage Obligations 10,523,558 – 9,723,558 800,000
Commercial Mortgage-Backed Securities 480,137 – 480,137 –
Energy 207,454 – 207,454 –
Financials 2,605,273 – 2,605,273 –
Foreign Government 2,053,764 – 2,053,764 –
Mortgage-Backed Securities 37,546,585 – 37,546,585 –
U.S. Government & Agencies 45,353,438 – 45,353,438 –
Short-Term Investments 200,000 – 200,000 –
Options Purchased 5,469 5,469 – –
Subtotal Investments in Securities $105,786,983 $5,469 $104,981,514 $800,000
Other Investments  * Total
Affiliated Short-Term Investments 36,060,782
Subtotal Other Investments $36,060,782
Total Investments at Value $141,847,765
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 218,407 218,407 – –
Total Asset Derivatives $218,407 $218,407 $– $–
Liability Derivatives
Futures Contracts 74,896 74,896 – –
Call Options Written 16,788 – – 16,788
Total Liability Derivatives $91,684 $74,896 $– $16,788
The following table presents Government Bond Fund's futures contracts held as of April 30, 2021. Investments and/or cash totaling $200,000 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 25 June 2021 $ 5,523,710 ( $ 4,764)
CBOT U.S. Long Bond 13 June 2021 2,066,711 (22,461)
CME Ultra Long Term U.S. Treasury Bond 15 June 2021 2,836,265 (47,671)
Total Futures Long Contracts $ 10,426,686 ( $ 74,896)
CBOT 10-Yr. U.S. Treasury Note (87) June 2021 ( $ 11,607,039) $ 120,320
CBOT 5-Yr. U.S. Treasury Note (46) June 2021 (5,719,294) 18,169
Ultra 10-Yr. U.S. Treasury Note (38) June 2021 (5,610,700) 79,918
Total Futures Short Contracts ( $ 22,937,033) $218,407
Total Futures Contracts ( $ 12,510,347) $143,511

Government Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Government Bond Fund's options contracts held as of April 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on U.S. Treasury Long Bond
Futures CCM 5.00 $ 149.00 August 2021 778,281 $ 5,469 ( $ 20)
Total Options Purchased Contracts $5,469 ($20)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (1.50) $ 100.83 May 2021 (1,514,883) ( $ 4,688) $ 4,160
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.50) 100.50 June 2021 (1,511,677) (12,100) (3,897)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($16,788) $263
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2021, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 218,407
Options Written Net Assets - Distributable earnings/(accumulated loss) 4,160
Total Interest Rate Contracts 222,567
Total Asset Derivatives $222,567
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 74,896
Options Written Net Assets - Distributable earnings/(accumulated loss) 3,897
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 20
Total Interest Rate Contracts 78,813
Total Liability Derivatives $78,813
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2021, for
Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 22,242
Options Purchased Net realized gains/(losses) on Investments 35,871
Futures Net realized gains/(losses) on Futures contracts 95,699
Total Interest Rate Contracts 153,812
Total $153,812

Government Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2021, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (2,855)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (3,311)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 141,136
Total Interest Rate Contracts 134,970
Total $134,970
The following table presents Government Bond Fund's average volume of derivative activity during the period ended April 30, 2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $10,534,694
Futures - Short (15,887,432)
Options Purchased 2,041,201
Options Written (1,524,527)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $24,706 $33,117 $21,762 $36,061 3,606 33.9%
Total Affiliated Short-Term Investments 24,706 36,061 33.9
Total Value $24,706 $36,061
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $(7) $7 $– $31
Total Income/Non Income Cash from Affiliated Investments $31
Total $(7) $7 $–

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Arizona (3.9%)
Arizona Industrial Development
Auth. Economic Development
Rev. (Legacy Cares, Inc.)
$ 350,000 7.750%, 7/1/2050, Ser. A
a
$ 387,445
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
200,000 5.000%, 7/15/2050, Ser. A
a
224,503
Arizona Industrial Development
Auth. Education Rev. (Somerset
Academy of Las Vegas - Aliante
and Skye Canyon Campus)
250,000 4.000%, 12/15/2051, Ser. A
a,b
266,889
Total 878,837
California (6.0%)
California County Tobacco
Securitization Agency (Los
Angeles County Securitization
Corporation)
250,000 4.000%, 6/1/2049, Ser. A 289,730
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 287,661
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser. A,
AMT 271,836
California Municipal Finance Auth.
Rev. Refg . (ExxonMobil)
190,000 0.050%, 12/1/2029, AMT
c
190,000
California Pollution Control
Financing Auth. Rev. Refg .
(San Diego County Water Auth.
Desalination)
250,000 5.000%, 7/1/2039
a
301,624
Total 1,340,851
Colorado (6.0%)
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg . (Union Colony School)
225,000 5.000%, 4/1/2048 268,393
Colorado Educational and Cultural
Fac. Auth. Rev. Refg . (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
a
160,720
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 257,483
Colorado State Health Fac.
Auth. Hospital Rev. Refg .
( Commonspirit Health Obligated
Group)
350,000 4.000%, 8/1/2049, Ser. A-2 394,737
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 250,157
Total 1,331,490
Principal
Amount Long-Term Fixed Income (98.8%) Value
Connecticut (1.2%)
Connecticut State Health and
Educational Fac. Auth. Rev.
(McLean Issue)
$ 250,000 5.000%, 1/1/2045, Ser. A
a
$ 276,507
Total 276,507
Delaware (1.2%)
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 259,640
Total 259,640
Florida (5.9%)
Florida State Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
250,000 4.000%, 7/1/2055, Ser. A 267,109
Florida State Higher Educational
Fac. Financing Auth. Rev.
(Ringling College)
300,000 5.000%, 3/1/2049 346,251
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
250,000 5.000%, 10/1/2047, Ser. A 303,550
Osceola County, FL Transportation
Rev. Refg .
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 144,406
Polk County, FL Industrial
Development Auth. Rev. (Mineral
Development, LLC Secondary
Phosphate Tailings Recovery)
250,000 5.875%, 1/1/2033, AMT 265,530
Total 1,326,846
Georgia (4.9%)
DeKalb County, GA Housing Auth.
Senior Living Rev. Refg . (Baptist
Retirement Communities of
Georgia, Inc. and Clairmont
Crest, Inc.)
250,000 5.125%, 1/1/2049, Ser. A
a
204,464
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 283,656
Main Street Natural Gas, Inc. Rev.
250,000 5.000%, 5/15/2028, Ser. A 313,492
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 297,806
Total 1,099,418
Illinois (6.2%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 297,234

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Illinois (6.2%) - continued
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
$ 150,000 5.000%, 2/15/2037 $ 167,619
Illinois G.O.
235,000 5.000%, 12/1/2025, Ser. B 277,615
250,000 5.000%, 3/1/2046, Ser. A 307,104
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
d
80,072
Metropolitan Pier and Exposition
Auth., IL Rev. Refg . (McCormick
Place Expansion) (NATL-RE
Insured)
220,000 5.500%, 6/15/2029, Ser. A
d
261,062
Total 1,390,706
Indiana (0.7%)
Indiana Housing and Community
Development Auth. Rev. (Vita of
Marion)
150,000 5.250%, 4/1/2041, Ser. A 151,377
Total 151,377
Iowa (1.6%)
Iowa Finance Auth. Rev. ( Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 183,523
150,000 5.000%, 5/15/2043, Ser. A 171,502
Total 355,025
Maryland (2.1%)
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
200,000
5.000%, 6/1/2044, Ser. A,
AMT 230,039
Prince George's County, MD (West
Phalia Town Center)
200,000 5.000%, 7/1/2030
a
227,791
Total 457,830
Michigan (3.0%)
Downriver Utility Wastewater Auth.
Rev. Refg . (AGM Insured)
225,000 5.000%, 4/1/2031
d
284,746
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 123,884
Michigan Strategic Rev.
225,000 5.000%, 12/31/2043, AMT 271,866
Total 680,496
Minnesota (3.2%)
Deephaven , MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 276,153
Principal
Amount Long-Term Fixed Income (98.8%) Value
Minnesota (3.2%) - continued
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
$ 225,000 5.000%, 7/1/2055, Ser. A $ 226,816
Woodbury, MN Charter School
Lease Rev. Refg . (MSA Building
Company)
200,000 4.000%, 12/1/2050 210,847
Total 713,816
Missouri (2.8%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
200,000
5.000%, 3/1/2046, Ser. B,
AMT 243,228
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg . (John Knox
Village)
140,000 5.000%, 8/15/2042, Ser. A 155,885
Missouri Health and Educational
Fac. Auth. Rev. (Maryville
University of St. Louis)
200,000 5.000%, 6/15/2045, Ser. A 236,722
Total 635,835
Montana (1.2%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 259,477
Total 259,477
Nebraska (1.2%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital Obligated
Group)
225,000 5.000%, 11/15/2047 266,351
Total 266,351
Nevada (1.2%)
Carson City, NV Hospital Rev. Refg .
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 268,477
Total 268,477
New Hampshire (1.7%)
New Hampshire Health and
Education Fac. Auth. Rev.
250,000 5.000%, 8/1/2059, Ser. A 388,140
Total 388,140
New Jersey (4.3%)
Gloucester County, NJ Pollution
Control Financing Auth. Rev.
Refg .
350,000 0.030%, 1/1/2022
c
350,000

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
New Jersey (4.3%) - continued
New Jersey Transportation Trust
Fund Auth. Rev.
$ 225,000 5.000%, 6/15/2045, Ser. AA $ 255,421
Tobacco Settlement Financing
Corporation Rev. Refg .
300,000 5.250%, 6/1/2046, Ser. A 362,700
Total 968,121
New York (10.1%)
Huntington, NY Local Development
Corporation Rev. ( Gurwin
Independent Housing, Inc. -
Fountaingate Gardens)
250,000 3.000%, 7/1/2025, Ser. C 252,926
Metropolitan Transportation Auth.
NY Rev.
250,000
5.000%, 11/15/2045, Ser.
A-2
c
322,218
New York City Transitional Finance
Auth. Future Tax Secured Rev.
330,000 0.030%, 8/1/2031, Ser. C
c
330,000
New York City Trust for Cultural
Resources Rev. Refg . (Carnegie
Hall)
200,000 5.000%, 12/1/2039 247,482
New York Transportation
Development Corporation
Exempt Fac. Rev. (New York
State Thruway Service Areas)
250,000 4.000%, 4/30/2053, AMT 283,408
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
225,000 5.000%, 1/1/2036, AMT 270,635
New York, NY G.O.
250,000 4.000%, 3/1/2047, Ser. F-1 292,328
Suffolk County Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
a
254,932
Total 2,253,929
North Dakota (1.2%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 263,482
Total 263,482
Ohio (2.0%)
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg .
300,000 5.000%, 6/1/2055, Ser. B-2 337,004
Ohio Higher Educational Fac.
Commission Rev. Refg .
(University of Findlay)
100,000 5.000%, 3/1/2034 117,045
Total 454,049
Principal
Amount Long-Term Fixed Income (98.8%) Value
Pennsylvania (4.3%)
Lancaster County, PA Hospital
Auth. Rev. Refg . (St. Anne's
Retirement Community, Inc.)
$ 250,000 5.000%, 3/1/2050 $ 270,093
Pennsylvania Economic
Development Financial Auth.
Solid Waste Disposal Rev.
( CarbonLite P, LLC)
21,971 5.750%, 6/1/2036, AMT
*, e,f
13,183
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
200,000
Zero Coupon, 12/1/2041, Ser.
A-3
d
123,582
Pennsylvania Turnpike Commission
Rev. Refg .
225,000 5.000%, 12/1/2032 289,288
Philadelphia, PA Auth. for Industrial
Development Rev. (Cathedral
Village)
250,000 5.000%, 4/1/2039 263,055
Total 959,201
Puerto Rico (2.2%)
Puerto Rico Sales Tax Financing
Corporation Rev.
450,000 4.550%, 7/1/2040, Ser. A-1 498,296
Total 498,296
South Carolina (1.0%)
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 221,264
Total 221,264
Tennessee (1.6%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg . ( Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 354,058
Total 354,058
Texas (10.0%)
Central Texas Regional Mobility
Auth. Rev.
300,000 5.000%, 1/1/2040, Ser. A 343,626
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
250,000 5.000%, 1/1/2033, Ser. A 259,544
Irving, TX Rev. Refg .
300,000 5.000%, 8/15/2043 340,963
Port Freeport, TX Rev.
300,000
5.000%, 6/1/2049, Ser. A,
AMT 358,485

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Texas (10.0%) - continued
Port of Beaumont, TX Navigation
District Fac. Rev. Refg . (Dock
and Wharf Jefferson Gulf Coast
Energy)
$ 250,000
4.000%, 1/1/2050, Ser. A,
AMT
a
$ 259,065
Tarrant County Cultural Education
Fac. Finance Corporation Rev.
Refg . (Trinity Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 255,117
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg .
50,000 5.000%, 12/15/2031 66,209
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 360,407
Total 2,243,416
Utah (2.3%)
Salt Lake City, UT Airport Rev.
225,000
5.000%, 7/1/2036, Ser. A,
AMT 275,946
Utah Infrastructure Agency
Telecommunications Rev.
200,000 4.000%, 10/15/2029 240,155
Total 516,101
Virginia (2.4%)
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings Opco , LLC)
250,000 5.000%, 1/1/2027, AMT 262,574
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 275,365
Total 537,939
Wisconsin (2.3%)
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
250,000 5.125%, 10/1/2048 260,580
Wisconsin Health & Educational
Fac. Auth. Rev. Refg .
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 258,181
Total 518,761
Wyoming (1.1%)
Laramie County, WY Hospital
Rev. Refg . (Cheyenne Regional
Medical Center)
200,000 4.000%, 5/1/2038 238,126
Total 238,126
Total Long-Term Fixed Income
(cost $20,745,520) 22,107,862
Principal
Amount Bank Loans ( 1.0% ) Value
California (1.0%)
CarbonLite P, LLC, Delayed Draw
$ 112,728 12.000%, 9/5/2021
g
$ 109,347
CarbonLite P, LLC, Term Loan
228,720
0.000%, PIK 12.000%
9/5/2021
g,h
119,351
Total 228,698
Total Bank Loans
(cost $248,720) 228,698
Principal
Amount Short-Term Investments ( 0.4% )
i
Value
Federal Home Loan Bank Discount
Notes
100,000 0.010%, 5/18/2021
j
100,000
Total Short-Term Investments
(cost $100,000) 100,000
Total Investments
(cost $21,094,240) 100.2% $22,436,560
Other Assets and Liabilities,
Net -0.3% (59,929)
Total Net Assets 100.0% $22,376,631
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $2,563,940 or 11.5% of
total net assets.
b Denotes investments purchased on a when-issued or
delayed-delivery basis.
c Denotes variable rate securities. The rate shown is as of
April 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
e Defaulted security.  Interest is not being accrued.
f In bankruptcy.  Interest is not being accrued.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2021.
i The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
High Income Municipal Bond Fund as of April 30, 2021
was $13,183 or 0.06% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of April 30, 2021.
Security
Acquisition
Date Cost
Pennsylvania Economic
Development Financial
Auth. Solid Waste Disposal
Rev. ( CarbonLite P, LLC),
6/1/2036 6/13/2019 $ 21,971
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Refg . - Refunding
Rev. - Revenue
Ser. - Series
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,397,391
Gross unrealized depreciation (91,402)
Net unrealized appreciation (depreciation) $1,305,989
Cost for federal income tax purposes $21,159,070
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 3,586,345 – 3,586,345 –
Electric Revenue 297,806 – 297,806 –
General Obligation 1,174,281 – 1,174,281 –
Health Care 4,935,835 – 4,935,835 –
Housing Finance 696,804 – 696,804 –
Industrial Development Revenue 771,813 – 771,813 –
Other Revenue 4,011,360 – 4,011,360 –
Tax Revenue 1,397,221 – 1,397,221 –
Transportation 4,636,844 – 4,636,844 –
Water & Sewer 599,553 – 599,553 –
Bank Loans
Basic Materials 228,698 – – 228,698
Short-Term Investments 100,000 – 100,000 –
Total Investments at Value $22,436,560 $– $22,207,862 $228,698
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 28,499 28,499 – –
Total Asset Derivatives $28,499 $28,499 $– $–
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for High
Income Municipal Bond Fund as discussed in the Notes to Financial Statements.
Investments in Securities
Beginning
Value
10/31/2020
Realized
Gain/ (Loss)
Change in
Unrealized
Appreciation/
(Depreciation) Purchases  Sales
Transfers
Into
Level 3
Transfers
Out of
Level 3
Ending Value
4/30/2021
Bank Loans
 Basic Materials - - - 228,698 -  - -  228,698
Total  $- $-  $-  $228,698 $-  $- $-   $228,698
The reporting entity’s Basic Materials Level 3 securities’ fair value is calculated by the reporting entity’s valuation committee using established policies and procedures. The unobservable input used in valuation is an applied liquidity discount. Unobservable inputs were weighted by the relative fair value of the instruments. A significant increase or decrease in the input in isolation would have resulted in a significantly lower or higher fair value measurement.

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents High Income Municipal Bond Fund's futures contracts held as of April 30, 2021. Investments and/or cash totaling
$100,000 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (5) June 2021 ( $ 814,749) $ 28,499
Total Futures Short Contracts ( $ 814,749) $28,499
Total Futures Contracts ( $ 814,749) $28,499
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2021, for High Income Municipal
Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 28,499
Total Interest Rate Contracts 28,499
Total Asset Derivatives $28,499
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2021, for High
Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 72,989
Total Interest Rate Contracts 72,989
Total $72,989
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2021, for High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,951
Total Interest Rate Contracts 1,951
Total $1,951
The following table presents High Income Municipal Bond Fund's average volume of derivative activity during the period ended April 30, 2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($828,050)

High Yield Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 4.5% )
a
Value
Capital Goods (1.1%)
Mauser Packaging Solutions
Holding Company, Term Loan
$ 2,328,708
3.443%,  (LIBOR 3M +
3.250%), 4/3/2024
b
$ 2,247,204
Navistar, Inc., Term Loan
3,655,000
3.610%,  (LIBOR 1M +
3.500%), 11/6/2024
b
3,650,431
Vertiv Group Corporation, Term
Loan
3,296,738
2.861%,  (LIBOR 1M +
2.750%), 3/2/2027
b
3,276,726
Total 9,174,361
Communications Services (0.6%)
NEP Group, Inc., Term Loan
2,408,839
3.363%,  (LIBOR 1M +
3.250%), 10/20/2025
b,c,d
2,334,165
Peraton Corporation, Delayed
Draw
1,836,486
0.000%,  (LIBOR 1M +
3.750%), 2/1/2028
b,c,d
1,834,191
Peraton Corporation, Term Loan
1,043,514
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,042,209
Total 5,210,565
Consumer Cyclical (0.9%)
Cengage Learning, Inc., Term
Loan
2,659,293
5.250%,  (LIBOR 2M +
4.250%), 6/7/2023
b,c,d
2,645,571
Golden Nugget, LLC, Term Loan
1,196,454
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
1,180,852
Staples, Inc., Term Loan
3,249,551
5.205%,  (LIBOR 3M +
5.000%), 4/12/2026
b
3,173,999
Total 7,000,422
Consumer Non-Cyclical (0.5%)
Bellring Brands, LLC, Term Loan
2,210,014
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
2,223,826
Endo Luxembourg Finance
Company I Sarl, Term Loan
1,675,000
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
1,628,938
Lonza Specialty Ingredients, Term
Loan
610,000
0.000%,  (LIBOR 1M +
4.000%), 4/30/2028
b,c,d
606,950
Total 4,459,714
Financials (0.2%)
CoreLogic, Inc., Term Loan
1,410,000
0.000%,  (LIBOR 1M +
3.500%), 4/14/2028
b,c,d
1,401,625
Total 1,401,625
Principal
Amount Bank Loans (4.5%)
a
Value
Technology (0.8%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
$ 2,413,873
3.685%,  (LIBOR 2M +
3.500%), 8/21/2026
b
$ 2,336,099
Gogo Intermediate Holdings, LLC,
Term Loan
1,410,000
0.000%,  (LIBOR 1M +
4.750%), 4/30/2028
b,c,d
1,400,595
Rackspace Technology Global,
Inc., Term Loan
1,450,000
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,437,472
Redstone Holdco 2 LP, Delayed
Draw
330,516
0.000%,  (LIBOR 1M +
4.750%), 4/16/2028
b,c,d
327,072
Redstone Holdco 2 LP, Term Loan
844,484
0.000%,  (LIBOR 1M +
4.750%), 4/16/2028
b,c,d
835,684
Total 6,336,922
Transportation (0.4%)
American Airlines, Inc., Term Loan
2,835,000
5.500%,  (LIBOR 3M +
4.750%), 3/24/2028
b,c,d
2,912,963
Total 2,912,963
Total Bank Loans
(cost $36,611,365) 36,496,572
Principal
Amount Long-Term Fixed Income ( 91.6% ) Value
Basic Materials (6.1%)
Alcoa, Inc.
1,495,000 5.125%,  10/1/2024 1,638,894
Big River Steel, LLC
1,460,000 6.625%,  1/31/2029
e
1,576,800
Chemours Company
2,410,000 5.750%,  11/15/2028
e
2,560,191
Cleveland-Cliffs, Inc.
1,450,000 5.750%,  3/1/2025
f
1,489,875
1,450,000 4.625%,  3/1/2029
e,f
1,477,187
1,450,000 4.875%,  3/1/2031
e
1,475,375
Consolidated Energy Finance SA
2,410,000 6.875%,  6/15/2025
e
2,419,037
First Quantum Minerals, Ltd.
3,525,000 7.250%,  4/1/2023
e
3,591,094
1,960,000 6.875%,  3/1/2026
e
2,058,000
Freeport-McMoRan, Inc.
1,265,000 4.125%,  3/1/2028 1,333,652
2,325,000 4.250%,  3/1/2030 2,499,375
Grinding Media, Inc.
3,080,000 7.375%,  12/15/2023
e
3,132,976
Hecla Mining Company
805,000 7.250%,  2/15/2028 880,469
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
e
735,875
Kraton Polymers, LLC
1,300,000 4.250%,  12/15/2025
e
1,319,500
Mercer International, Inc.
1,435,000 5.500%,  1/15/2026 1,471,105

High Yield Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.6%) Value
Basic Materials (6.1%) - continued
$ 480,000 5.125%,  2/1/2029
e
$ 496,200
Midwest Vanadium, Pty. Ltd.
2,862,131 11.500%,  2/15/2018
*,g,h
5,724
Norbord, Inc.
1,430,000 5.750%,  7/15/2027
e
1,558,271
Novelis Corporation
2,130,000 5.875%,  9/30/2026
e
2,221,995
2,010,000 4.750%,  1/30/2030
e
2,090,400
OCI NV
2,853,000 4.625%,  10/15/2025
e
2,974,252
Olin Corporation
2,450,000 5.625%,  8/1/2029 2,652,615
SCIH Salt Holdings, Inc.
940,000 4.875%,  5/1/2028
e
937,650
Taseko Mines, Ltd.
2,420,000 7.000%,  2/15/2026
e
2,516,800
United States Steel Corporation
2,170,000 6.875%,  3/1/2029 2,264,938
Venator Finance SARL
1,950,000 5.750%,  7/15/2025
e
1,925,625
Total 49,303,875
Capital Goods (9.9%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,449,989
0.000%,PIK 1.500%,
4/26/2024
*,h,i
51,750
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
e
2,470,047
AECOM
1,505,000 5.125%,  3/15/2027 1,674,312
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
e
1,987,500
2,370,000 4.625%,  5/15/2030
e
2,417,400
ARD Finance SA
2,000,000 6.500%,  6/30/2027
e
2,092,500
Ardagh Packaging Finance plc
5,005,000 5.250%,  8/15/2027
e
5,115,540
Berry Global, Inc.
1,610,000 4.500%,  2/15/2026
e,f
1,648,237
Bombardier, Inc.
2,555,000 7.500%,  3/15/2025
e
2,550,209
1,950,000 7.875%,  4/15/2027
e
1,945,125
Brand Industrial Services, Inc.
710,000 8.500%,  7/15/2025
e
724,200
BWAY Holding Company
2,895,000 7.250%,  4/15/2025
e
2,815,387
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
e
3,147,410
Cornerstone Building Brands, Inc.
2,830,000 6.125%,  1/15/2029
e
3,017,714
Covanta Holding Corporation
940,000 6.000%,  1/1/2027 982,300
970,000 5.000%,  9/1/2030 995,463
CP Atlas Buyer, Inc.
1,935,000 7.000%,  12/1/2028
e
2,006,808
Crown Cork & Seal Company, Inc.
2,790,000 7.375%,  12/15/2026 3,389,850
Principal
Amount Long-Term Fixed Income (91.6%) Value
Capital Goods (9.9%) - continued
Flex Acquisition Company, Inc.
$ 2,995,000 6.875%,  1/15/2025
e
$ 3,043,669
700,000 7.875%,  7/15/2026
e
732,375
GFL Environmental, Inc.
3,885,000 4.000%,  8/1/2028
e
3,717,712
H&E Equipment Services, Inc.
4,500,000 3.875%,  12/15/2028
e
4,393,125
Howmet Aerospace, Inc.
2,000,000 6.875%,  5/1/2025 2,320,000
1,495,000 5.900%,  2/1/2027 1,724,856
IAA Spinco, Inc.
1,100,000 5.500%,  6/15/2027
e
1,156,375
Jeld-Wen, Inc.
1,100,000 6.250%,  5/15/2025
e
1,175,625
2,430,000 4.875%,  12/15/2027
e
2,539,350
NESCO Holdings II, Inc.
945,000 5.500%,  4/15/2029
e
973,350
Owens-Brockway Glass Container,
Inc.
2,880,000 5.875%,  8/15/2023
e
3,117,600
SRM Escrow Issuer, LLC
2,435,000 6.000%,  11/1/2028
e
2,580,710
Stericycle, Inc.
485,000 3.875%,  1/15/2029
e
483,788
Summit Materials, LLC
1,000,000 5.250%,  1/15/2029
e
1,052,500
TransDigm, Inc.
4,255,000 6.250%,  3/15/2026
e
4,504,981
610,000 4.625%,  1/15/2029
e
601,161
1,885,000 4.875%,  5/1/2029
e
1,856,725
U.S. Concrete, Inc.
2,440,000 5.125%,  3/1/2029
e
2,519,300
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,720,910
WESCO Distribution, Inc.
1,220,000 7.250%,  6/15/2028
e
1,354,200
Total 80,600,064
Communications Services (12.3%)
Altice France SA
1,410,000 5.125%,  7/15/2029
e
1,411,762
C&W Senior Financing DAC
475,000 6.875%,  9/15/2027
e
503,500
CCO Holdings, LLC
3,250,000 5.375%,  6/1/2029
e
3,527,777
3,760,000 4.750%,  3/1/2030
e
3,924,500
2,360,000 4.500%,  8/15/2030
e
2,401,040
CCOH Safari, LLC
2,217,000 5.750%,  2/15/2026
e
2,294,595
Cengage Learning, Inc.
3,020,000 9.500%,  6/15/2024
e
3,080,400
Clear Channel Worldwide
Holdings, Inc.
945,000 9.250%,  2/15/2024 986,344
2,120,000 7.750%,  4/15/2028
e
2,182,667
Cumulus Media New Holdings,
Inc.
2,208,000 6.750%,  7/1/2026
e
2,263,200
DISH DBS Corporation
1,700,000 7.375%,  7/1/2028 1,835,872

High Yield Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.6%) Value
Communications Services (12.3%) - continued
Embarq Corporation
$ 3,305,000 7.995%,  6/1/2036 $ 3,848,309
Entercom Media Corporation
3,415,000 6.500%,  5/1/2027
e,f
3,500,375
Front Range BidCo, Inc.
2,020,000 6.125%,  3/1/2028
e
2,078,075
Frontier Communications
Corporation
1,410,000 5.000%,  5/1/2028
e
1,439,962
GCI, LLC
3,040,000 4.750%,  10/15/2028
e
3,131,200
Gogo Intermediate Holdings, LLC
945,000 9.875%,  5/1/2024
e
991,664
iHeartCommunications, Inc.
710,000 8.375%,  5/1/2027 761,830
LCPR Senior Secured Financing
DAC
3,700,000 6.750%,  10/15/2027
e
3,977,500
Ligado Networks, LLC
513,448
0.000%,PIK 15.500%,
11/1/2023
e,i
505,747
Meredith Corporation
2,195,000 6.875%,  2/1/2026
f
2,252,619
Netflix, Inc.
2,925,000 4.875%,  4/15/2028 3,367,406
News Corporation
710,000 3.875%,  5/15/2029
e
723,994
Outfront Media Capital, LLC
2,350,000 5.000%,  8/15/2027
e
2,423,438
Radiate Holdco, LLC
945,000 6.500%,  9/15/2028
e
983,802
Scripps Escrow, Inc.
2,190,000 5.875%,  7/15/2027
e
2,304,362
SFR Group SA
2,450,000 7.375%,  5/1/2026
e
2,540,160
Sirius XM Radio, Inc.
3,200,000 4.625%,  7/15/2024
e
3,284,000
Sprint Capital Corporation
1,955,000 6.875%,  11/15/2028 2,463,353
Sprint Corporation
1,960,000 7.125%,  6/15/2024 2,263,545
7,760,000 7.625%,  2/15/2025 9,215,000
TEGNA, Inc.
2,925,000 4.625%,  3/15/2028 2,987,156
Terrier Media Buyer, Inc.
1,510,000 8.875%,  12/15/2027
e
1,640,238
United States Cellular Corporation
2,626,000 6.700%,  12/15/2033 3,282,553
Uniti Group, LP
945,000 4.750%,  4/15/2028
e
941,456
710,000 6.500%,  2/15/2029
e
705,765
Univision Communications, Inc.
2,000,000 6.625%,  6/1/2027
e
2,167,500
Viasat, Inc.
945,000 6.500%,  7/15/2028
e
997,240
VTR Comunicaciones SPA
880,000 5.125%,  1/15/2028
e
921,800
YPSO Finance BIS SA
2,540,000 10.500%,  5/15/2027
e
2,861,208
Principal
Amount Long-Term Fixed Income (91.6%) Value
Communications Services (12.3%) - continued
Ziggo BV
$ 3,034,000 5.500%,  1/15/2027
e
$ 3,155,603
3,280,000 4.875%,  1/15/2030
e
3,370,922
Total 99,499,439
Consumer Cyclical (18.2%)
1011778 B.C., ULC
3,510,000 4.375%,  1/15/2028
e
3,553,875
Allied Universal Holdco, LLC
1,465,000 6.625%,  7/15/2026
e
1,549,237
Allison Transmission, Inc
3,890,000 3.750%,  1/30/2031
e
3,753,850
American Axle & Manufacturing,
Inc.
1,945,000 6.500%,  4/1/2027
f
2,054,406
Boyne USA, Inc.
1,295,000 4.750%,  5/15/2029
e
1,330,612
Brookfield Residential Properties,
Inc.
3,260,000 6.250%,  9/15/2027
e
3,455,600
Caesars Entertainment, Inc.
945,000 8.125%,  7/1/2027
e
1,050,065
Carnival Corporation
1,460,000 11.500%,  4/1/2023
e
1,677,832
240,000 10.500%,  2/1/2026
e
282,876
1,945,000 7.625%,  3/1/2026
e
2,129,775
3,620,000 5.750%,  3/1/2027
e
3,816,856
Cedar Fair, LP
2,500,000 5.250%,  7/15/2029 2,570,775
Cinemark USA, Inc.
3,065,000 5.875%,  3/15/2026
e
3,176,106
Colt Merger Sub, Inc.
4,025,000 6.250%,  7/1/2025
e
4,279,380
Dana Financing Luxembourg
SARL
3,575,000 6.500%,  6/1/2026
e
3,704,594
Empire Communities Corporation
2,415,000 7.000%,  12/15/2025
e
2,584,050
Ford Motor Company
1,000,000 9.625%,  4/22/2030 1,402,500
3,860,000 7.450%,  7/16/2031 4,964,925
Ford Motor Company, Convertible
1,415,000 Zero Coupon,  3/15/2026
e
1,397,312
Ford Motor Credit Company, LLC
3,400,000 5.125%,  6/16/2025 3,714,160
2,490,000 4.134%,  8/4/2025 2,623,837
3,400,000 3.375%,  11/13/2025 3,478,574
Guitar Center Escrow Issuer II, Inc.
500,000 8.500%,  1/15/2026
e,f
527,500
Hanesbrands, Inc.
2,995,000 4.875%,  5/15/2026
e
3,207,001
Herc Holdings, Inc.
4,680,000 5.500%,  7/15/2027
e
4,949,100
Hilton Domestic Operating
Company, Inc.
590,000 3.750%,  5/1/2029
e
591,475
1,950,000 4.875%,  1/15/2030 2,079,226
International Game Technology plc
1,500,000 6.250%,  1/15/2027
e
1,685,160
550,000 5.250%,  1/15/2029
e
583,207

High Yield Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.6%) Value
Consumer Cyclical (18.2%) - continued
KAR Auction Services, Inc.
$ 2,430,000 5.125%,  6/1/2025
e
$ 2,463,874
KB Home
1,870,000 6.875%,  6/15/2027 2,206,600
1,465,000 4.800%,  11/15/2029 1,578,538
L Brands, Inc.
1,455,000 5.250%,  2/1/2028 1,595,044
2,190,000 6.625%,  10/1/2030
e
2,523,887
970,000 6.875%,  11/1/2035 1,176,125
Landry's, Inc.
1,385,000 6.750%,  10/15/2024
e
1,402,312
Levi Strauss & Company
1,960,000 3.500%,  3/1/2031
e
1,955,100
Live Nation Entertainment, Inc.
1,455,000 3.750%,  1/15/2028
e
1,449,689
Macy's Retail Holdings, LLC
1,415,000 5.875%,  4/1/2029
e,f
1,452,073
Magic MergerCo, Inc.
1,415,000 5.250%,  5/1/2028
e
1,432,688
Mattamy Group Corporation
3,515,000 5.250%,  12/15/2027
e
3,681,963
1,300,000 4.625%,  3/1/2030
e
1,313,000
New Red Finance, Inc.
2,200,000 4.000%,  10/15/2030
e
2,145,000
PetSmart, Inc.
2,360,000 7.750%,  2/15/2029
e
2,556,989
PGT Escrow Issuer, Inc.
2,805,000 6.750%,  8/1/2026
e
2,962,781
Prime Security Services Borrower,
LLC
4,530,000 5.750%,  4/15/2026
e
4,955,050
1,595,000 3.375%,  8/31/2027
e
1,541,169
Real Hero Merger Sub 2, Inc.
1,070,000 6.250%,  2/1/2029
e
1,106,958
Realogy Group, LLC
2,905,000 5.750%,  1/15/2029
e
3,013,938
Rite Aid Corporation
710,000 7.500%,  7/1/2025
e
735,738
Royal Caribbean Cruises, Ltd.
2,435,000 9.125%,  6/15/2023
e
2,688,143
485,000 3.700%,  3/15/2028
f
460,638
1,060,000 5.500%,  4/1/2028
e
1,111,622
Scientific Games International, Inc.
2,350,000 5.000%,  10/15/2025
e
2,426,375
2,700,000 7.250%,  11/15/2029
e
2,969,784
SeaWorld Parks and
Entertainment, Inc.
1,950,000 9.500%,  8/1/2025
e
2,117,349
Service Properties Trust
2,005,000 7.500%,  9/15/2025 2,272,491
Six Flags Entertainment
Corporation
1,565,000 4.875%,  7/31/2024
e
1,574,781
Six Flags Theme Parks, Inc.
1,000,000 7.000%,  7/1/2025
e
1,080,370
Staples, Inc.
2,725,000 7.500%,  4/15/2026
e
2,820,375
Stars Group Holdings BV
1,340,000 7.000%,  7/15/2026
e
1,400,300
Principal
Amount Long-Term Fixed Income (91.6%) Value
Consumer Cyclical (18.2%) - continued
Tenneco, Inc.
$ 970,000 5.000%,  7/15/2026
f
$ 939,561
1,100,000 7.875%,  1/15/2029
e
1,238,545
Uber Technologies, Inc.
1,460,000 6.250%,  1/15/2028
e
1,586,159
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
e
981,619
Wyndham Destinations, Inc.
2,670,000 6.625%,  7/31/2026
e
3,060,488
Wyndham Hotels & Resorts, Inc.
1,460,000 4.375%,  8/15/2028
e
1,507,012
Yum! Brands, Inc.
1,910,000 5.250%,  6/1/2026
e
1,963,499
Total 147,621,493
Consumer Non-Cyclical (14.0%)
Albertson's Companies, Inc.
1,830,000 4.625%,  1/15/2027
e
1,903,200
4,230,000 5.875%,  2/15/2028
e
4,504,950
1,200,000 3.500%,  3/15/2029
e
1,152,000
Bausch Health Companies, Inc.
3,285,000 5.000%,  1/30/2028
e
3,334,275
2,410,000 6.250%,  2/15/2029
e
2,548,575
1,975,000 7.250%,  5/30/2029
e
2,188,478
625,000 5.250%,  1/30/2030
e
628,125
1,460,000 5.250%,  2/15/2031
e
1,461,986
Centene Corporation
1,970,000 5.375%,  6/1/2026
e
2,052,346
1,450,000 4.250%,  12/15/2027 1,519,759
1,705,000 4.625%,  12/15/2029 1,845,662
830,000 3.375%,  2/15/2030 833,113
CHS/Community Health Systems,
Inc.
1,455,000 4.750%,  2/15/2031
e
1,444,087
Community Health Systems, Inc.
1,455,000 5.625%,  3/15/2027
e
1,542,300
2,905,000 6.875%,  4/15/2029
e
3,035,725
Cooke Omega Investments, Inc.
2,445,000 8.500%,  12/15/2022
e
2,500,013
Coty, Inc.
940,000 5.000%,  4/15/2026
e
951,186
DaVita, Inc.
3,910,000 4.625%,  6/1/2030
e
3,958,875
945,000 3.750%,  2/15/2031
e
897,750
Dole Food Company, Inc.
2,915,000 7.250%,  6/15/2025
e
2,969,656
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
e
1,551,250
Encompass Health Corporation
3,185,000 4.500%,  2/1/2028 3,300,456
Endo Finance, LLC
1,415,000 9.500%,  7/31/2027
e
1,499,900
Energizer Holdings, Inc.
3,560,000 4.750%,  6/15/2028
e
3,640,100
HCA, Inc.
3,495,000 5.375%,  2/1/2025 3,894,933
1,970,000 5.875%,  2/1/2029 2,324,600
Herbalife Nutrition, Ltd.
2,180,000 7.875%,  9/1/2025
e
2,370,750

High Yield Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.6%) Value
Consumer Non-Cyclical (14.0%) - continued
Illumina, Inc.
$ 2,435,000 9.000%,  7/1/2028
e
$ 2,727,200
JBS Investments II GmbH
2,440,000 5.750%,  1/15/2028
e
2,592,988
Kraft Foods Group, Inc.
1,180,000 5.000%,  6/4/2042 1,362,832
Kraft Heinz Foods Company
2,620,000 3.875%,  5/15/2027 2,853,251
2,490,000 3.750%,  4/1/2030 2,664,432
1,180,000 4.875%,  10/1/2049 1,354,031
Mattel, Inc.
2,360,000 3.375%,  4/1/2026
e
2,443,119
1,025,000 5.875%,  12/15/2027
e
1,126,219
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
e
1,407,675
MPH Acquisition Holdings, LLC
1,460,000 5.750%,  11/1/2028
e,f
1,439,691
Ortho-Clinical Diagnostics, Inc.
1,488,000 7.250%,  2/1/2028
e
1,632,336
Par Pharmaceutical, Inc.
2,450,000 7.500%,  4/1/2027
e
2,578,625
SEG Holding, LLC
2,920,000 5.625%,  10/15/2028
e
3,073,300
Simmons Foods, Inc.
2,445,000 4.625%,  3/1/2029
e
2,463,851
Spectrum Brands, Inc.
192,000 5.750%,  7/15/2025 197,645
820,000 5.000%,  10/1/2029
e
867,150
730,000 5.500%,  7/15/2030
e
787,488
Syneos Health, Inc.
1,655,000 3.625%,  1/15/2029
e
1,617,763
Tenet Healthcare Corporation
7,470,000 4.875%,  1/1/2026
e
7,761,330
3,960,000 5.125%,  11/1/2027
e
4,153,248
Teva Pharmaceutical Finance
Netherlands III BV
2,655,000 3.150%,  10/1/2026 2,493,045
United Natural Foods, Inc.
2,430,000 6.750%,  10/15/2028
e
2,618,325
VRX Escrow Corporation
3,075,000 6.125%,  4/15/2025
e
3,139,667
Total 113,209,261
Energy (12.0%)
Antero Midstream Partners, LP
485,000 5.375%,  9/15/2024 492,881
485,000 5.750%,  3/1/2027
e
490,456
Antero Resources Corporation
1,215,000 8.375%,  7/15/2026
e
1,364,299
Apache Corporation
1,425,000 4.625%,  11/15/2025 1,505,156
1,465,000 4.375%,  10/15/2028 1,494,256
2,200,000 5.100%,  9/1/2040 2,255,275
Archrock Partners, LP
970,000 6.250%,  4/1/2028
e
1,014,044
Buckeye Partners, LP
2,425,000 4.125%,  12/1/2027 2,394,687
1,530,000 4.500%,  3/1/2028
e
1,531,912
Principal
Amount Long-Term Fixed Income (91.6%) Value
Energy (12.0%) - continued
Centennial Resource Production,
LLC
$ 1,650,000 5.375%,  1/15/2026
e,f
$ 1,544,812
Cheniere Energy Partners, LP
2,655,000 5.625%,  10/1/2026 2,767,837
4,010,000 4.500%,  10/1/2029 4,185,437
Chesapeake Escrow Issuer, LLC
1,180,000 5.500%,  2/1/2026
e
1,244,900
CNX Resources Corporation
1,945,000 6.000%,  1/15/2029
e
2,075,898
Comstock Resources, Inc.
1,460,000 9.750%,  8/15/2026 1,587,750
240,000 6.750%,  3/1/2029
e
245,160
Continental Resources, Inc.
1,228,000 4.500%,  4/15/2023 1,288,811
2,430,000 5.750%,  1/15/2031
e
2,818,800
CrownRock Finance, Inc.
1,710,000 5.625%,  10/15/2025
e
1,769,850
Enagas SA
2,475,000 5.500%,  1/15/2028
e
2,444,063
Endeavor Energy Resources, LP
980,000 6.625%,  7/15/2025
e
1,043,700
980,000 5.750%,  1/30/2028
e
1,046,150
EnLink Midstream Partners, LP
2,665,000 5.600%,  4/1/2044 2,298,562
EnLink Midstream, LLC
2,425,000 5.625%,  1/15/2028
e
2,506,844
EQM Midstream Partners, LP
970,000 4.500%,  1/15/2029
e
962,725
1,180,000 6.500%,  7/15/2048 1,197,287
EQT Corporation
945,000 7.625%,  2/1/2025 1,087,709
975,000 3.900%,  10/1/2027 1,016,525
610,000 5.000%,  1/15/2029 666,254
Genesis Energy, LP
970,000 6.500%,  10/1/2025 974,850
Harvest Midstream, LP
3,170,000 7.500%,  9/1/2028
e
3,415,675
Hess Midstream Operations, LP
710,000 5.625%,  2/15/2026
e
736,625
Hilcorp Energy I, LP
485,000 6.250%,  11/1/2028
e
503,415
MEG Energy Corporation
1,650,000 6.500%,  1/15/2025
e
1,704,656
Murphy Oil Corporation
1,465,000 5.875%,  12/1/2027 1,472,325
Newfield Exploration Company
3,625,000 5.375%,  1/1/2026 4,061,312
NGL Energy Operating, LLC
845,000 7.500%,  2/1/2026
e
885,138
NGL Energy Partners, LP
1,455,000 7.500%,  4/15/2026
f
1,299,024
NuStar Logistics, LP
485,000 5.750%,  10/1/2025 521,981
Occidental Petroleum Corporation
1,097,000 2.700%,  8/15/2022 1,103,856
1,710,000 2.700%,  2/15/2023 1,714,275
1,655,000 3.450%,  7/15/2024 1,655,000
1,600,000 3.500%,  6/15/2025 1,608,000
1,955,000 8.000%,  7/15/2025 2,282,463

High Yield Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.6%) Value
Energy (12.0%) - continued
$ 1,955,000 8.875%,  7/15/2030 $ 2,512,175
2,445,000 4.300%,  8/15/2039 2,157,028
2,445,000 4.400%,  4/15/2046 2,151,600
PBF Holding Company, LLC
1,415,000 9.250%,  5/15/2025
e
1,482,213
Precision Drilling Corporation
1,060,000 7.750%,  12/15/2023 1,066,625
Range Resources Corporation
1,695,000 8.250%,  1/15/2029
e
1,838,685
Sanchez Energy Corporation
3,260,000 0.000%,  2/15/2023
g,h,j
3
SM Energy Company
945,000 10.000%,  1/15/2025
e
1,074,938
Southwestern Energy Company
2,055,000 7.500%,  4/1/2026
f
2,173,574
Sunoco, LP
1,010,000 5.500%,  2/15/2026 1,041,866
975,000 4.500%,  5/15/2029
e
984,750
Targa Resources Partners, LP
1,415,000 6.500%,  7/15/2027 1,538,813
Teine Energy, Ltd.
1,415,000 6.875%,  4/15/2029
e
1,432,659
Transocean Pontus, Ltd.
337,125 6.125%,  8/1/2025
e,f
328,697
Transocean, Inc.
2,597,000 11.500%,  1/30/2027
e
2,493,120
Vine Energy Holdings, LLC
1,420,000 6.750%,  4/15/2029
e
1,420,611
W&T Offshore, Inc.
1,180,000 9.750%,  11/1/2023
e
1,041,350
Weatherford International, Ltd.
945,000 8.750%,  9/1/2024
e
989,888
Western Gas Partners, LP
1,420,000 4.650%,  7/1/2026 1,520,288
Total 97,529,518
Financials (8.4%)
Alliant Holdings Intermediate, LLC
475,000 6.750%,  10/15/2027
e
498,750
Ally Financial, Inc.
1,900,000 5.750%,  11/20/2025 2,177,221
Burford Capital Global Finance,
LLC
475,000 6.250%,  4/15/2028
e
493,050
CANPACK SA
1,000,000 3.125%,  11/1/2025
e
1,015,625
Charles Schwab Corporation
1,890,000 4.000%,  6/1/2026
b,k
1,942,088
Chobani, LLC
1,945,000 4.625%,  11/15/2028
e
2,003,350
Credit Acceptance Corporation
1,420,000 5.125%,  12/31/2024
e
1,464,375
1,980,000 6.625%,  3/15/2026 2,091,276
Diversified Healthcare Trust
3,625,000 4.375%,  3/1/2031 3,505,719
Drawbridge Special Opportunities
Fund, LP
4,500,000 3.875%,  2/15/2026
e
4,634,570
ESH Hospitality, Inc.
2,440,000 4.625%,  10/1/2027
e
2,586,400
Principal
Amount Long-Term Fixed Income (91.6%) Value
Financials (8.4%) - continued
Fortress Transportation
$ 1,500,000 6.500%,  10/1/2025
e
$ 1,560,000
Fortress Transportation and
Infrastructure Investors, LLC
500,000 5.500%,  5/1/2028
e
518,125
Genworth Holdings, Inc.
475,000 4.900%,  8/15/2023 469,062
Global Net Lease, Inc.
4,000,000 3.750%,  12/15/2027
e
3,960,142
Icahn Enterprises, LP
2,450,000 4.750%,  9/15/2024 2,567,355
2,480,000 6.250%,  5/15/2026 2,614,168
3,045,000 5.250%,  5/15/2027 3,105,900
MGM Growth Properties Operating
Partnership, LP
2,250,000 5.750%,  2/1/2027 2,509,459
MPT Operating Partnership, LP
2,450,000 4.625%,  8/1/2029 2,593,938
Navient Corporation
1,420,000 6.750%,  6/25/2025 1,545,315
NFP Corporation
710,000 6.875%,  8/15/2028
e
744,613
OneMain Finance Corporation
2,365,000 4.000%,  9/15/2030 2,288,138
Park Aerospace Holdings, Ltd.
3,915,000 4.500%,  3/15/2023
e
4,108,561
PennyMac Financial Services, Inc.
1,205,000 4.250%,  2/15/2029
e
1,153,788
Playtika Holding Corporation
615,000 4.250%,  3/15/2029
e
611,156
Service Properties Trust
975,000 4.500%,  6/15/2023 994,630
945,000 4.750%,  10/1/2026 921,375
Springleaf Finance Corporation
720,000 7.125%,  3/15/2026 841,500
2,010,000 6.625%,  1/15/2028 2,286,375
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
e
1,088,100
470,000 8.500%,  8/15/2027
e
502,900
United Wholesale Mortgage, LLC
2,035,000 5.500%,  4/15/2029
e
1,999,957
VICI Properties, LP
1,050,000 4.250%,  12/1/2026
e
1,082,813
2,010,000 3.750%,  2/15/2027
e
2,026,140
1,050,000 4.625%,  12/1/2029
e
1,090,331
2,010,000 4.125%,  8/15/2030
e
2,041,416
Total 67,637,681
Technology (5.1%)
Banff Merger Sub, Inc.
710,000 9.750%,  9/1/2026
e
755,263
Black Knight InfoServ, LLC
730,000 3.625%,  9/1/2028
e
713,575
CDW, LLC
1,500,000 4.125%,  5/1/2025 1,565,295
CommScope Technologies
Finance, LLC
2,702,000 6.000%,  6/15/2025
e
2,749,285
CommScope, Inc.
2,485,000 5.500%,  3/1/2024
e
2,561,140

High Yield Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.6%) Value
Technology (5.1%) - continued
$ 1,470,000 7.125%,  7/1/2028
e
$ 1,589,438
Diamond Sports Group, LLC
1,885,000 6.625%,  8/15/2027
e
1,017,900
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
e
3,624,295
610,000 5.000%,  7/15/2028
e
631,350
980,000 5.250%,  7/15/2030
e
1,017,975
NCR Corporation
1,910,000 8.125%,  4/15/2025
e
2,081,900
3,960,000 5.750%,  9/1/2027
e
4,182,750
Presidio Holdings, Inc.
480,000 8.250%,  2/1/2028
e
523,200
PTC, Inc.
360,000 3.625%,  2/15/2025
e
369,342
1,055,000 4.000%,  2/15/2028
e
1,082,926
Qorvo, Inc.
1,455,000 4.375%,  10/15/2029 1,581,250
Rackspace Technology Global,
Inc.
965,000 3.500%,  2/15/2028
e
936,050
2,060,000 5.375%,  12/1/2028
e,f
2,103,013
Seagate HDD Cayman
2,600,000 4.091%,  6/1/2029
e
2,663,154
Shift4 Payments, LLC
1,000,000 4.625%,  11/1/2026
e
1,042,500
SS&C Technologies, Inc.
3,990,000 5.500%,  9/30/2027
e
4,238,876
Switch, Ltd.
2,560,000 3.750%,  9/15/2028
e
2,547,200
Unisys Corporation
1,460,000 6.875%,  11/1/2027
e
1,602,350
Total 41,180,027
Transportation (2.4%)
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,567,514
American Airlines, Inc.
470,000 5.500%,  4/20/2026
e
493,500
Avis Budget Car Rental, LLC
1,750,000 5.375%,  3/1/2029
e,f
1,822,188
Delta Air Lines, Inc.
2,690,000 7.000%,  5/1/2025
e
3,128,032
1,460,000 4.750%,  10/20/2028
e
1,603,260
Mileage Plus Holdings, LLC
1,590,000 6.500%,  6/20/2027
e
1,745,025
Spirit Loyalty Cayman, Ltd.
750,000 8.000%,  9/20/2025
e
844,568
United Airlines, Inc.
1,845,000 4.375%,  4/15/2026
e
1,914,593
940,000 4.625%,  4/15/2029
e
976,848
XPO Logistics, Inc.
1,970,000 6.750%,  8/15/2024
e
2,058,650
2,200,000 6.250%,  5/1/2025
e
2,356,640
Total 19,510,818
Utilities (3.2%)
Calpine Corporation
4,145,000 4.500%,  2/15/2028
e
4,189,352
Principal
Amount Long-Term Fixed Income (91.6%) Value
Utilities (3.2%) - continued
GFL Environmental, Inc.
$ 564,000 8.500%,  5/1/2027
e
$ 617,580
NextEra Energy Operating
Partners, LP
5,010,000 3.875%,  10/15/2026
e
5,239,984
NRG Energy, Inc.
1,420,000 7.250%,  5/15/2026 1,470,367
1,215,000 3.375%,  2/15/2029
e
1,189,181
1,270,000 5.250%,  6/15/2029
e
1,360,488
PG&E Corporation
730,000 5.000%,  7/1/2028 764,675
Suburban Propane Partners, LP
2,805,000 5.875%,  3/1/2027 2,920,706
Talen Energy Supply, LLC
1,860,000 6.500%,  6/1/2025 1,548,450
1,510,000 7.250%,  5/15/2027
e
1,551,525
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
e
2,398,500
TerraForm Power Operating, LLC
2,760,000 5.000%,  1/31/2028
e
2,960,100
Total 26,210,908
Total Long-Term Fixed Income
(cost $710,295,114) 742,303,084
Shares
Collateral Held for Securities
Loaned ( 3.1% ) Value
25,424,889 Thrivent Cash Management Trust 25,424,889
Total Collateral Held for
Securities Loaned
(cost $25,424,889) 25,424,889
Shares Preferred Stock ( 0.8% ) Value
Financials (0.8%)
82,373 Bank of America Corporation,
5.000%
k
2,245,488
480 Bank of America Corporation,
Convertible, 7.250%
k
679,670
59,240 J.P. Morgan Chase & Company,
4.750%
k
1,553,273
1,476 Wells Fargo & Company,
Convertible, 7.500%
k
2,116,318
Total 6,594,749
Total Preferred Stock
(cost $6,075,831) 6,594,749
Shares Common Stock ( 0.3% ) Value
Communications Services (0.1%)
73,061 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
j,l
1,041,119
Total 1,041,119
Energy (0.2%)
4,921 California Resources Corporation
l
116,628
11,318 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
45,272
2,160 Noble Corporation
l
40,608
8,783 Noble Corporation, Warrants
(Expires 02/05/2028)
l
57,423

High Yield Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (0.3%) Value
Energy (0.2%) - continued
8,783 Noble Corporation, Warrants
(Expires 02/05/2028)
l
$ 47,428
6,137 Pacific Drilling Reorg Equity
j,l
675,070
806 Pacific Drilling Reorg, Warrants
(Expires 12/31/27)
j,l
16,433
14,455 Valaris, Ltd.
j,l
252,962
975 Vantage Drilling International
l
1,950
Total 1,253,774
Total Common Stock
(cost $2,316,974) 2,294,893
Shares or
Principal
Amount Short-Term Investments ( 2.0% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.015%, 6/16/2021
m,n
300,000
100,000 0.010%, 6/21/2021
m,n
100,000
100,000 0.020%, 7/15/2021
m,n
99,998
Thrivent Core Short-Term Reserve
Fund
1,417,638 0.180% 14,176,384
U.S. Treasury Bills
1,100,000 0.006%, 6/24/2021
m,o
1,099,984
Total Short-Term Investments
(cost $15,754,583) 15,776,366
Total Investments (cost
$796,478,756) 102.3% $828,890,553
Other Assets and Liabilities, Net
(2.3%) (18,457,973)
Total Net Assets 100.0% $810,432,580
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $524,216,589 or 64.7%
of total net assets.
f All or a portion of the security is on loan.
g Defaulted security.  Interest is not being accrued.
h In bankruptcy.  Interest is not being accrued.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2021.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of April 30, 2021 was $57,474 or 0.01% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
April 30, 2021.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 490,667
Midwest Vanadium, Pty. Ltd.,
2/15/2018 2/9/2011 2,714,489
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
April 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 24,571,112
Total lending $24,571,112
Gross amount payable upon return of
collateral for securities loaned $25,424,889
Net amounts due to counterparty
$853,777
Definitions:
PIK - Payment-In-Kind
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 38,330,850
Gross unrealized depreciation (6,469,925)
Net unrealized appreciation (depreciation) $ 31,860,925
Cost for federal income tax purposes $ 797,237,766

High Yield Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 9,174,361 – 9,174,361 –
Communications Services 5,210,565 – 5,210,565 –
Consumer Cyclical 7,000,422 – 7,000,422 –
Consumer Non-Cyclical 4,459,714 – 4,459,714 –
Financials 1,401,625 – 1,401,625 –
Technology 6,336,922 – 6,336,922 –
Transportation 2,912,963 – 2,912,963 –
Long-Term Fixed Income
Basic Materials 49,303,875 – 49,303,875 –
Capital Goods 80,600,064 – 80,600,064 –
Communications Services 99,499,439 – 99,499,439 –
Consumer Cyclical 147,621,493 – 147,621,493 –
Consumer Non-Cyclical 113,209,261 – 113,209,261 –
Energy 97,529,518 – 97,529,515 3
Financials 67,637,681 – 67,637,681 –
Technology 41,180,027 – 41,180,027 –
Transportation 19,510,818 – 19,510,818 –
Utilities 26,210,908 – 26,210,908 –
Preferred Stock
Financials 6,594,749 6,594,749 – –
Common Stock
Communications Services 1,041,119 – – 1,041,119
Energy 1,253,774 204,458 104,851 944,465
Short-Term Investments 1,599,982 – 1,599,982 –
Subtotal Investments in Securities $789,289,280 $6,799,207 $780,504,486 $1,985,587
Other Investments  * Total
Affiliated Short-Term Investments 14,176,384
Collateral Held for Securities Loaned 25,424,889
Subtotal Other Investments $39,601,273
Total Investments at Value $828,890,553
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 69,475 69,475 – –
Credit Default Swaps 138,663 – 138,663 –
Total Asset Derivatives $208,138 $69,475 $138,663 $–
The following table presents High Yield Fund's futures contracts held as of April 30, 2021. Investments and/or cash totaling $499,998 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note (306) June 2021 ( $ 40,471,037) $ 69,475
Total Futures Short Contracts ( $ 40,471,037) $69,475
Total Futures Contracts ( $ 40,471,037) $69,475

High Yield Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents High Yield Fund's swaps contracts held as of April 30, 2021. Investments totaling $1,099,984 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 36, 5 Year, at 5.00%, Quarterly Sell 6/20/2026 ( $ 9,400,000) $ – $ 138,663 $ 138,663
Total Credit Default Swaps $– $138,663 $138,663
1 As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2021, for High Yield Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 69,475
Total Interest Rate Contracts 69,475
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 138,663
Total Credit Contracts 138,663
Total Asset Derivatives $208,138
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2021, for High
Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 239,824
Total Interest Rate Contracts 239,824
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (431,448)
Total Credit Contracts (431,448)
Total ($191,624)

High Yield Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2021, for High Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 69,475
Total Interest Rate Contracts 69,475
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 94,023
Total Credit Contracts 94,023
Total $163,498
The following table presents High Yield Fund's average volume of derivative activity during the period ended April 30, 2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($15,807,241)
Credit Contracts
Credit Default Swaps - Buy
Protection (86,223)
Credit Default Swaps - Sell
Protection 163,549
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $28,175 $170,358 $184,357 $14,176 1,418 1.8%
Total Affiliated Short-Term Investments 28,175 14,176 1.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   21,075 53,717 49,367 25,425 25,425 3.1
Total Collateral Held for Securities Loaned 21,075 25,425 3.1
Total Value $49,250 $39,601
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– $– $26
Total Income/Non Income Cash from Affiliated Investments $26
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 19
Total Affiliated Income from Securities Loaned, Net $19
Total $– $– $1

Income Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.4% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 58,350
4.690%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 58,180
Total 58,180
Communications Services (0.1%)
Altice France SA, Term Loan
124,800
2.936%,  (LIBOR 3M +
2.750%), 7/31/2025
b
122,095
Eagle Broadband Investments,
LLC, Term Loan
423,938
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
423,195
HCP Acquisition, LLC, Term Loan
181,385
3.750%,  (LIBOR 1M +
2.750%), 5/16/2024
b
181,084
Radiate Holdco, LLC, Term Loan
384,038
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
384,199
TNS, Inc., Term Loan
200,096
4.120%,  (LIBOR 1M +
4.000%), 8/14/2022
b
199,930
WideOpenWest Finance, LLC,
Term Loan
78,817
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
78,605
Total 1,389,108
Consumer Cyclical (0.2%)
Golden Entertainment, Inc., Term
Loan
366,700
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
363,337
LCPR Loan Financing, LLC, Term
Loan
215,000
3.865%,  (LIBOR 1M +
3.750%), 10/15/2028
b
215,269
Scientific Games International,
Inc., Term Loan
533,500
2.863%,  (LIBOR 1M +
2.750%), 8/14/2024
b
525,396
Stars Group Holdings BV, Term
Loan
83,398
3.703%,  (LIBOR 3M +
3.500%), 7/10/2025
b
83,560
Tenneco, Inc., Term Loan
278,575
3.113%,  (LIBOR 1M +
3.000%), 10/1/2025
b
271,611
Total 1,459,173
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
181,342
3.113%,  (LIBOR 1M +
3.000%), 6/1/2025
b
180,990
Endo Luxembourg Finance
Company I Sarl, Term Loan
215,000
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
209,087
Principal
Amount Bank Loans (0.4%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Global Medical Response, Inc.,
Term Loan
$ 96,750
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
$ 96,664
324,187
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
324,512
MPH Acquisition Holdings, LLC,
Term Loan
220,681
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
219,441
Total 1,030,694
Technology (<0.1%)
Prime Security Services Borrower,
LLC, Term Loan
230,000
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
229,554
Total 229,554
Total Bank Loans
(cost $4,163,693) 4,166,709
Principal
Amount Long-Term Fixed Income ( 92.9% ) Value
Asset-Backed Securities (3.3%)
522 Funding CLO, Ltd.
1,800,000
4.023%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,c
1,806,784
Arch Street CLO, Ltd.
3,000,000
1.897%,  (LIBOR 3M +
1.700%), 10/20/2028, Ser.
2016-2A, Class BR2
b,c
3,000,327
Atrium IX
2,400,000
2.191%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
b,c
2,400,389
Benefit Street Partners CLO II, Ltd.
2,400,000
2.084%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,c
2,368,039
CarVal CLO II, Ltd.
2,400,000
2.188%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,c
2,394,086
Galaxy XXIII CLO, Ltd.
800,000
1.876%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
b,c
798,296
Magnetite XII, Ltd.
1,800,000
1.284%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,c
1,800,376
Neuberger Berman CLO XIV, Ltd.
1,800,000
1.214%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,c
1,796,108
Octagon Credit Partners 46, Ltd.
1,800,000
2.384%,  (LIBOR 3M +
2.200%), 7/15/2033, Ser.
2020-2A, Class B
b,c
1,801,127

Income Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.9%) Value
Asset-Backed Securities (3.3%) - continued
Octagon Investment Partners 31,
LLC
$ 1,800,000
3.588%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
b,c
$ 1,800,065
Octagon Investment Partners 50,
Ltd.
2,000,000
2.684%,  (LIBOR 3M +
2.500%), 10/15/2033, Ser.
2020-4A, Class C
b,c
2,001,930
Octagon Investment Partners XVI,
Ltd.
1,400,000
1.590%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,c
1,400,493
Palmer Square CLO, Ltd.
1,800,000
2.188%,  (LIBOR 3M +
2.000%), 4/20/2029, Ser.
2020-1A, Class A1
b,c
1,800,000
Palmer Square Loan Funding, Ltd.
2,800,000
2.488%,  (LIBOR 3M +
2.300%), 11/25/2028, Ser.
2020-4A, Class B
b,c
2,808,246
Shackleton CLO, Ltd.
1,200,000
1.354%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,c
1,200,000
Sound Point CLO X, Ltd.
1,800,000
2.888%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,c
1,804,835
Sound Point CLO XV, Ltd.
3,600,000
1.701%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
b,c
3,600,414
THL Credit Wind River CLO, Ltd.
2,425,000
3.034%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,c
2,419,202
Total 37,000,717
Basic Materials (2.6%)
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
c
140,725
Anglo American Capital plc
1,800,000 3.625%,  9/11/2024
c
1,947,014
1,450,000 4.750%,  4/10/2027
c
1,668,459
Cleveland-Cliffs, Inc.
90,000 4.625%,  3/1/2029
c
91,687
90,000 4.875%,  3/1/2031
c
91,575
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 189,769
1,150,000 5.250%,  9/1/2029 1,273,625
1,150,000 4.625%,  8/1/2030 1,269,312
Glencore Funding, LLC
520,000 4.125%,  5/30/2023
c
553,914
3,013,000 4.000%,  3/27/2027
c
3,329,843
1,800,000 2.500%,  9/1/2030
c
1,743,536
Ingevity Corporation
180,000 3.875%,  11/1/2028
c
179,294
Kinross Gold Corporation
360,000 5.950%,  3/15/2024 402,734
Principal
Amount Long-Term Fixed Income (92.9%) Value
Basic Materials (2.6%) - continued
LYB International Finance III, LLC
$ 1,900,000 3.375%,  10/1/2040 $ 1,911,348
Novelis Corporation
360,000 5.875%,  9/30/2026
c
375,548
OCI NV
179,000 4.625%,  10/15/2025
c
186,608
Olin Corporation
180,000 5.125%,  9/15/2027 187,924
Steel Dynamics, Inc.
1,100,000 3.250%,  1/15/2031 1,169,073
Syngenta Finance NV
1,825,000 4.441%,  4/24/2023
c
1,915,746
1,900,000 5.182%,  4/24/2028
c
2,101,185
Teck Resources, Ltd.
1,730,000 6.125%,  10/1/2035 2,152,057
Vale Overseas, Ltd.
1,080,000 6.250%,  8/10/2026 1,290,600
2,000,000 3.750%,  7/8/2030 2,104,000
Westlake Chemical Corporation
1,800,000 3.600%,  8/15/2026 1,957,676
WestRock Company
730,000 3.750%,  3/15/2025 798,904
Total 29,032,156
Capital Goods (3.5%)
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
c
153,700
BAE Systems plc
1,700,000 3.400%,  4/15/2030
c
1,815,822
1,400,000 1.900%,  2/15/2031
c
1,323,431
Boeing Company
4,350,000 5.930%,  5/1/2060 5,676,750
900,000 5.150%,  5/1/2030 1,046,757
3,000,000 5.705%,  5/1/2040 3,720,378
Carrier Global Corporation
1,200,000 3.577%,  4/5/2050 1,206,830
2,000,000 2.722%,  2/15/2030 2,036,290
1,450,000 2.700%,  2/15/2031 1,465,573
1,900,000 3.377%,  4/5/2040 1,917,110
CNH Industrial NV
1,440,000 3.850%,  11/15/2027 1,596,402
Crown Cork & Seal Company, Inc.
360,000 7.375%,  12/15/2026 437,400
General Electric Company
2,800,000
3.514%,  (LIBOR 3M +
3.330%), 6/15/2021
b,d
2,661,736
1,450,000 3.450%,  5/1/2027 1,584,244
GFL Environmental, Inc.
180,000 3.500%,  9/1/2028
c
173,295
Howmet Aerospace, Inc.
160,000 6.875%,  5/1/2025 185,600
Huntington Ingalls Industries, Inc.
1,100,000 3.844%,  5/1/2025 1,199,601
Northrop Grumman Corporation
1,250,000 3.250%,  1/15/2028 1,352,630
Owens-Brockway Glass Container,
Inc.
250,000 5.875%,  8/15/2023
c
270,625

Income Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.9%) Value
Capital Goods (3.5%) - continued
Raytheon Technologies
Corporation
$ 2,800,000 4.125%,  11/16/2028 $ 3,178,642
Roper Technologies, Inc.
1,260,000 3.800%,  12/15/2026 1,409,374
SRM Escrow Issuer, LLC
90,000 6.000%,  11/1/2028
c
95,386
Textron, Inc.
720,000 4.300%,  3/1/2024 781,542
370,000 3.875%,  3/1/2025 400,488
1,440,000 3.650%,  3/15/2027 1,579,922
United Rentals North America, Inc.
360,000 4.000%,  7/15/2030 369,209
United Technologies Corporation
1,075,000 3.950%,  8/16/2025 1,198,794
1,075,000 4.450%,  11/16/2038 1,265,279
Total 40,102,810
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
57,436
0.609%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
74,996
Wachovia Mortgage Loan Trust,
LLC
192,400
2.688%,  5/20/2036, Ser.
2006-A, Class 2A1
b
197,822
Total 272,818
Communications Services (7.9%)
AMC Networks, Inc.
180,000 4.250%,  2/15/2029 177,750
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,535,543
1,900,000 1.875%,  10/15/2030 1,799,818
AT&T, Inc.
2,893,000 3.650%,  9/15/2059
c
2,667,712
1,519,000 4.300%,  2/15/2030 1,713,672
1,750,000 2.750%,  6/1/2031 1,747,465
3,368,000 2.550%,  12/1/2033
c
3,210,209
1,810,000 4.300%,  12/15/2042 1,979,961
2,850,000 3.100%,  2/1/2043 2,636,472
1,800,000 4.500%,  3/9/2048 1,974,330
CCO Holdings, LLC
220,000 5.500%,  5/1/2026
c
227,040
360,000 4.750%,  3/1/2030
c
375,750
140,000 4.500%,  8/15/2030
c
142,435
Charter Communications
Operating, LLC
2,500,000 4.800%,  3/1/2050 2,753,232
1,700,000 4.908%,  7/23/2025 1,933,280
1,550,000 6.384%,  10/23/2035 2,021,067
2,000,000 3.500%,  6/1/2041 1,923,915
2,925,000 6.484%,  10/23/2045 3,869,288
Comcast Corporation
1,080,000 3.375%,  8/15/2025 1,184,958
292,000 6.400%,  5/15/2038 421,145
1,600,000 4.600%,  10/15/2038 1,945,632
1,800,000 4.650%,  7/15/2042 2,211,317
Principal
Amount Long-Term Fixed Income (92.9%) Value
Communications Services (7.9%) - continued
Cox Communications, Inc.
$ 1,800,000 3.350%,  9/15/2026
c
$ 1,948,166
315,000 4.800%,  2/1/2035
c
375,078
CSC Holdings, LLC
300,000 4.125%,  12/1/2030
c
298,500
Cumulus Media New Holdings,
Inc.
140,000 6.750%,  7/1/2026
c
143,500
Discovery Communications, LLC
900,000 4.900%,  3/11/2026 1,028,903
Fox Corporation
1,800,000 5.476%,  1/25/2039 2,257,064
Front Range BidCo, Inc.
180,000 4.000%,  3/1/2027
c
178,740
GCI, LLC
60,000 4.750%,  10/15/2028
c
61,800
Level 3 Financing, Inc.
360,000 4.250%,  7/1/2028
c
362,740
Meredith Corporation
95,000 6.500%,  7/1/2025
c
101,412
Netflix, Inc.
800,000 4.875%,  4/15/2028 921,000
1,200,000 6.375%,  5/15/2029 1,506,000
800,000 4.875%,  6/15/2030
c
928,000
Nexstar Escrow Corporation
360,000 5.625%,  7/15/2027
c
380,250
Nielsen Finance, LLC
80,000 5.625%,  10/1/2028
c
85,300
Omnicom Group, Inc.
560,000 3.650%,  11/1/2024 610,670
700,000 4.200%,  6/1/2030 788,795
SBA Communications Corporation
180,000 3.125%,  2/1/2029
c
172,435
SFR Group SA
180,000 7.375%,  5/1/2026
c
186,624
Sinclair Television Group, Inc.
360,000 5.875%,  3/15/2026
c
370,350
Sirius XM Radio, Inc.
360,000 4.125%,  7/1/2030
c
360,000
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 163,804
3,200,000 8.750%,  3/15/2032 4,744,000
Sprint Corporation
3,580,000 7.125%,  6/15/2024 4,134,435
400,000 7.625%,  2/15/2025 475,000
Time Warner Entertainment
Company, LP
780,000 8.375%,  3/15/2023 890,281
T-Mobile USA, Inc.
3,550,000 3.750%,  4/15/2027
c
3,910,396
750,000 2.550%,  2/15/2031
c
737,797
1,200,000 3.000%,  2/15/2041
c
1,122,222
VeriSign, Inc.
360,000 4.750%,  7/15/2027 383,342
Verizon Communications, Inc.
1,400,000 4.000%,  3/22/2050 1,528,369
1,600,000 3.700%,  3/22/2061 1,618,445
2,600,000
1.298%,  (LIBOR 3M +
1.100%), 5/15/2025
b
2,663,014
1,600,000 2.100%,  3/22/2028 1,614,525
1,409,000 1.680%,  10/30/2030
c
1,320,603

Income Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.9%) Value
Communications Services (7.9%) - continued
$ 2,150,000 4.272%,  1/15/2036 $ 2,477,141
2,800,000 3.400%,  3/22/2041 2,868,386
Viacom, Inc.
1,800,000 4.375%,  3/15/2043 1,948,741
ViaSat, Inc.
80,000 5.625%,  9/15/2025
c
81,800
Vodafone Group plc
1,350,000 5.000%,  5/30/2038 1,649,010
VTR Finance NV
40,000 6.375%,  7/15/2028
c
43,200
Walt Disney Company
1,100,000 7.625%,  11/30/2028 1,506,505
2,100,000 3.500%,  5/13/2040 2,244,135
Total 89,642,469
Consumer Cyclical (6.1%)
American Honda Finance
Corporation
1,400,000 2.150%,  9/10/2024 1,466,196
Brookfield Residential Properties,
Inc.
225,000 6.250%,  9/15/2027
c
238,500
Carnival Corporation
180,000 11.500%,  4/1/2023
c
206,856
Cedar Fair, LP
190,000 5.250%,  7/15/2029 195,379
Choice Hotels International, Inc.
1,900,000 3.700%,  1/15/2031 2,012,062
Colt Merger Sub, Inc.
180,000 6.250%,  7/1/2025
c
191,376
CVS Health Corporation
1,050,000 4.250%,  4/1/2050 1,181,837
700,000 3.625%,  4/1/2027 774,009
Daimler Finance North America,
LLC
1,100,000 1.750%,  3/10/2023
c
1,122,770
Darden Restaurants, Inc.
2,400,000 3.850%,  5/1/2027 2,645,798
Ford Motor Company
360,000 7.450%,  7/16/2031 463,050
Ford Motor Credit Company, LLC
1,425,000 4.250%,  9/20/2022 1,472,096
2,850,000 4.125%,  8/17/2027 2,978,563
1,100,000 4.000%,  11/13/2030 1,123,375
General Motors Company
700,000 6.125%,  10/1/2025 830,764
3,575,000 6.800%,  10/1/2027 4,494,849
770,000 5.000%,  4/1/2035 903,938
General Motors Financial
Company, Inc.
1,490,000 4.000%,  1/15/2025 1,624,150
Hanesbrands, Inc.
360,000 4.625%,  5/15/2024
c
379,001
Home Depot, Inc.
1,820,000 4.250%,  4/1/2046 2,178,249
Hyundai Capital America
775,000 1.250%,  9/18/2023
c
781,714
1,700,000 2.375%,  10/15/2027
c
1,715,092
2,500,000 1.800%,  1/10/2028
c
2,426,192
Hyundai Capital Services, Inc.
1,080,000 3.000%,  3/6/2022
c
1,101,097
Principal
Amount Long-Term Fixed Income (92.9%) Value
Consumer Cyclical (6.1%) - continued
Kohl's Corporation
$ 3,400,000 3.375%,  5/1/2031 $ 3,471,239
1,900,000 5.550%,  7/17/2045 2,269,180
L Brands, Inc.
180,000 6.625%,  10/1/2030
c
207,443
Lennar Corporation
1,100,000 4.500%,  4/30/2024 1,202,850
2,300,000 4.750%,  5/30/2025 2,586,879
Levi Strauss & Company
230,000 3.500%,  3/1/2031
c
229,425
Lowe's Companies, Inc.
1,100,000 5.000%,  4/15/2040 1,376,467
Marriott International, Inc.
1,800,000 5.750%,  5/1/2025 2,072,058
1,100,000 4.625%,  6/15/2030 1,235,036
Mastercard, Inc.
1,100,000 3.850%,  3/26/2050 1,258,780
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 2,144,991
MDC Holdings, Inc.
3,200,000 2.500%,  1/15/2031 3,092,480
Netflix, Inc
1,155,000 5.875%,  11/15/2028 1,405,317
Nissan Motor Company, Ltd.
1,100,000 3.522%,  9/17/2025
c
1,176,349
Owl Rock Capital Corporation
3,150,000 3.400%,  7/15/2026 3,266,572
Royal Caribbean Cruises, Ltd.
180,000 9.125%,  6/15/2023
c
198,713
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
c,f
72,275
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
c
43,215
Staples, Inc.
180,000 7.500%,  4/15/2026
c
186,300
Toll Brothers Finance Corporation
850,000 4.375%,  4/15/2023 892,500
1,255,000 4.350%,  2/15/2028 1,380,500
1,600,000 3.800%,  11/1/2029
f
1,703,200
ViacomCBS, Inc.
1,800,000 4.200%,  5/19/2032 2,007,189
Volkswagen Group of America
Finance, LLC
1,550,000 4.250%,  11/13/2023
c
1,685,976
1,750,000 3.350%,  5/13/2025
c
1,894,197
Wyndham Destinations, Inc.
180,000 6.625%,  7/31/2026
c
206,325
Total 69,772,369
Consumer Non-Cyclical (11.7%)
Abbott Laboratories
1,632,000 3.750%,  11/30/2026 1,845,643
810,000 4.750%,  11/30/2036 1,013,979
1,500,000 6.000%,  4/1/2039 2,166,452
AbbVie, Inc.
2,540,000 3.200%,  5/14/2026 2,753,061
1,450,000 2.950%,  11/21/2026 1,552,866
1,800,000 3.200%,  11/21/2029 1,924,135
3,100,000 4.550%,  3/15/2035 3,665,379

Income Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.9%) Value
Consumer Non-Cyclical (11.7%) - continued
$ 1,900,000 4.300%,  5/14/2036 $ 2,177,579
1,800,000 4.050%,  11/21/2039 2,009,903
1,100,000 4.850%,  6/15/2044 1,340,310
Altria Group, Inc.
1,750,000 5.800%,  2/14/2039 2,117,371
Anheuser-Busch Companies, LLC
1,790,000 4.700%,  2/1/2036 2,118,936
Anheuser-Busch InBev Worldwide,
Inc.
2,175,000 4.000%,  4/13/2028 2,442,243
2,500,000 3.500%,  6/1/2030 2,729,432
1,450,000 4.600%,  4/15/2048 1,672,217
1,800,000 4.439%,  10/6/2048 2,035,920
3,200,000 5.550%,  1/23/2049 4,137,351
AstraZeneca plc
2,500,000 1.375%,  8/6/2030 2,301,436
BAT Capital Corporation
1,450,000 3.222%,  8/15/2024 1,544,996
1,750,000 4.700%,  4/2/2027 1,973,481
3,000,000 2.259%,  3/25/2028 2,941,966
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
c
30,450
180,000 5.000%,  2/15/2029
c
180,277
Baxalta, Inc.
871,000 4.000%,  6/23/2025 965,736
Becton, Dickinson and Company
3,800,000 3.794%,  5/20/2050 4,040,879
2,150,000 3.700%,  6/6/2027 2,389,161
Boston Scientific Corporation
1,050,000 3.750%,  3/1/2026 1,167,382
Cargill, Inc.
1,750,000 3.250%,  5/23/2029
c
1,884,161
Centene Corporation
1,100,000 5.375%,  6/1/2026
c
1,145,980
90,000 4.250%,  12/15/2027 94,330
270,000 4.625%,  12/15/2029 292,275
3,895,000 3.375%,  2/15/2030 3,909,606
2,000,000 2.500%,  3/1/2031 1,912,180
Cigna Corporation
1,800,000 4.125%,  11/15/2025 2,023,488
2,150,000 2.400%,  3/15/2030 2,151,361
1,800,000 4.800%,  8/15/2038 2,173,734
Constellation Brands, Inc.
800,000 4.400%,  11/15/2025 904,900
360,000 3.500%,  5/9/2027 394,470
1,700,000 5.250%,  11/15/2048 2,180,477
CVS Health Corporation
900,000 3.875%,  7/20/2025 997,172
2,790,000 5.050%,  3/25/2048 3,430,842
DENTSPLY SIRONA, Inc.
1,500,000 3.250%,  6/1/2030 1,578,107
Encompass Health Corporation
175,000 4.500%,  2/1/2028 181,344
HCA, Inc.
290,000 5.375%,  2/1/2025 323,185
4,000,000 5.875%,  2/15/2026 4,595,000
1,200,000 5.500%,  6/15/2047 1,504,866
HLF Financing SARL, LLC
130,000 7.250%,  8/15/2026
c
135,850
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
c
1,922,057
Principal
Amount Long-Term Fixed Income (92.9%) Value
Consumer Non-Cyclical (11.7%) - continued
Imperial Tobacco Finance plc
$ 1,310,000 3.750%,  7/21/2022
c
$ 1,349,750
JBS USA, LLC
180,000 6.500%,  4/15/2029
c
202,052
Keurig Dr. Pepper, Inc.
1,750,000 3.800%,  5/1/2050 1,867,234
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 138,593
Kraft Heinz Foods Company
1,100,000 5.500%,  6/1/2050 1,366,593
666,000 3.000%,  6/1/2026 704,126
250,000 3.750%,  4/1/2030 267,513
2,730,000 4.375%,  6/1/2046 2,925,750
1,150,000 4.875%,  10/1/2049 1,319,607
Kroger Company
1,800,000 2.650%,  10/15/2026 1,911,320
Mylan, Inc.
1,500,000 4.550%,  4/15/2028 1,701,866
Par Pharmaceutical, Inc.
360,000 7.500%,  4/1/2027
c
378,900
Perrigo Finance Unlimited
Company
1,100,000 3.150%,  6/15/2030 1,093,604
QBE Insurance Group, Ltd.
1,425,000 5.875%,  5/12/2025
b,c,d
1,544,344
Reckitt Benckiser Treasury
Services plc
1,620,000 2.750%,  6/26/2024
c
1,713,647
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 1,083,478
Royalty Pharma plc
1,450,000 1.750%,  9/2/2027
c
1,428,563
1,550,000 2.200%,  9/2/2030
c
1,480,558
2,000,000 3.300%,  9/2/2040
c
1,935,475
Shire Acquisitions Investments
Ireland Designated Activity
Company
1,800,000 2.875%,  9/23/2023 1,889,873
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
c
797,912
Sysco Corporation
2,300,000 6.600%,  4/1/2050 3,421,416
1,000,000 6.600%,  4/1/2040 1,418,591
1,300,000 4.850%,  10/1/2045 1,556,586
Teleflex, Inc.
250,000 4.250%,  6/1/2028
c
258,125
Tenet Healthcare Corporation
360,000 5.125%,  11/1/2027
c
377,568
Thermo Fisher Scientific, Inc.
720,000 2.950%,  9/19/2026 777,182
Tyson Foods, Inc.
720,000 3.550%,  6/2/2027 795,200
UnitedHealth Group, Inc.
1,800,000 2.950%,  10/15/2027 1,958,532
760,000 4.750%,  7/15/2045 959,986
1,775,000 4.450%,  12/15/2048 2,171,853
VRX Escrow Corporation
190,000 6.125%,  4/15/2025
c
193,996

Income Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.9%) Value
Consumer Non-Cyclical (11.7%) - continued
Zimmer Biomet Holdings, Inc.
$ 2,100,000 3.550%,  3/20/2030 $ 2,270,016
Total 132,233,735
Energy (9.7%)
Antero Resources Corporation
60,000 5.000%,  3/1/2025 60,900
Apache Corporation
150,000 4.875%,  11/15/2027 158,325
BP Capital Markets America, Inc.
1,800,000 3.000%,  2/24/2050 1,662,387
1,440,000 3.017%,  1/16/2027 1,544,831
1,050,000 3.543%,  4/6/2027 1,152,763
BP Capital Markets plc
1,510,000 3.814%,  2/10/2024 1,645,394
Buckeye Partners, LP
210,000 4.125%,  3/1/2025
c
215,250
Canadian Natural Resources, Ltd.
1,800,000 2.950%,  7/15/2030 1,820,028
Cenovus Energy, Inc.
1,600,000 5.375%,  7/15/2025 1,819,193
Cheniere Corpus Christi Holdings,
LLC
1,750,000 3.700%,  11/15/2029 1,861,602
Cheniere Energy Partners, LP
2,940,000 4.500%,  10/1/2029 3,068,625
Chevron USA, Inc.
1,700,000 3.900%,  11/15/2024 1,878,448
Cimarex Energy Company
2,400,000 4.375%,  6/1/2024 2,615,075
CNX Resources Corporation
180,000 6.000%,  1/15/2029
c
192,114
Continental Resources, Inc.
1,361,000 4.500%,  4/15/2023 1,428,397
1,900,000 4.375%,  1/15/2028 2,066,250
Devon Energy Corporation
1,300,000 7.950%,  4/15/2032 1,780,381
Devon Financing Corporation, ULC
1,100,000 7.875%,  9/30/2031 1,495,060
Diamondback Energy, Inc.
2,400,000 3.500%,  12/1/2029 2,512,934
700,000 3.125%,  3/24/2031 707,010
Enagas SA
180,000 5.500%,  1/15/2028
c
177,750
Enbridge, Inc.
1,050,000 5.750%,  7/15/2080
b
1,157,951
Energy Transfer Operating, LP
2,350,000 3.750%,  5/15/2030 2,445,472
2,650,000 6.000%,  6/15/2048 3,058,006
Energy Transfer Partners, LP
2,520,000 4.200%,  4/15/2027 2,751,619
Enterprise Products Operating,
LLC
2,300,000 3.200%,  2/15/2052 2,119,137
1,010,000 3.700%,  2/15/2026 1,115,634
1,800,000 4.875%,  8/16/2077
b
1,741,864
EOG Resources, Inc.
600,000 4.950%,  4/15/2050 743,900
2,000,000 4.375%,  4/15/2030 2,309,395
Principal
Amount Long-Term Fixed Income (92.9%) Value
Energy (9.7%) - continued
EQM Midstream Partners, LP
$ 180,000 5.500%,  7/15/2028 $ 191,196
EQT Corporation
360,000 3.900%,  10/1/2027 375,332
Equinor ASA
1,425,000 3.125%,  4/6/2030 1,524,909
Marathon Petroleum Corporation
1,780,000 6.500%,  3/1/2041 2,362,457
MPLX, LP
1,450,000 3.500%,  12/1/2022 1,510,368
1,450,000 4.875%,  6/1/2025 1,634,904
1,750,000 4.800%,  2/15/2029 2,017,054
1,080,000 5.200%,  3/1/2047 1,263,699
Murphy Oil Corporation
140,000 5.875%,  12/1/2027 140,700
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 3,506,250
Newfield Exploration Company
1,180,000 5.625%,  7/1/2024 1,316,202
2,911,000 5.375%,  1/1/2026 3,261,374
ONEOK, Inc.
1,100,000 2.200%,  9/15/2025 1,130,882
3,000,000 6.350%,  1/15/2031 3,784,715
Petroleos Mexicanos
3,350,000 7.690%,  1/23/2050 3,224,375
1,450,000 6.500%,  3/13/2027 1,533,375
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 1,134,667
Plains All American Pipeline, LP
1,800,000 4.500%,  12/15/2026 1,993,637
3,200,000 3.550%,  12/15/2029 3,243,896
1,800,000 3.800%,  9/15/2030 1,853,929
Sabine Pass Liquefaction, LLC
1,090,000 5.750%,  5/15/2024 1,230,506
700,000 4.500%,  5/15/2030 788,385
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
c
1,920,973
Suncor Energy, Inc.
1,080,000 3.600%,  12/1/2024 1,174,907
1,600,000 3.100%,  5/15/2025 1,714,489
Sunoco Logistics Partners
Operations, LP
2,500,000 4.000%,  10/1/2027 2,690,112
Sunoco, LP
360,000 6.000%,  4/15/2027 378,558
Weatherford International, Ltd.
180,000 8.750%,  9/1/2024
c
188,550
Western Gas Partners, LP
4,200,000 4.650%,  7/1/2026 4,496,625
Williams Companies, Inc.
1,800,000 7.500%,  1/15/2031 2,419,571
Williams Partners, LP
1,070,000 4.500%,  11/15/2023 1,164,583
900,000 3.750%,  6/15/2027 989,696
1,730,000 4.850%,  3/1/2048 1,963,849
WPX Energy, Inc.
1,938,000 5.250%,  9/15/2024 2,147,256

Income Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.9%) Value
Energy (9.7%) - continued
$ 2,015,000 4.500%,  1/15/2030 $ 2,170,659
Total 109,748,335
Financials (29.2%)
AerCap Ireland Capital DAC
1,350,000 6.500%,  7/15/2025 1,588,873
1,500,000 4.625%,  10/15/2027 1,670,572
2,200,000 3.875%,  1/23/2028
f
2,329,754
AIA Group, Ltd.
1,900,000 3.200%,  9/16/2040
c
1,891,095
Air Lease Corporation
1,490,000 3.750%,  2/1/2022 1,517,438
740,000 4.250%,  9/15/2024 809,552
2,900,000 4.650%,  6/15/2026
b,d
2,958,000
1,200,000 3.625%,  4/1/2027 1,281,210
Aircastle, Ltd.
1,150,000 5.250%,  8/11/2025
c
1,273,983
2,500,000 2.850%,  1/26/2028
c
2,453,815
Ally Financial, Inc.
1,720,000 5.750%,  11/20/2025 1,970,958
3,000,000 8.000%,  11/1/2031 4,219,366
American International Group, Inc.
1,800,000 4.200%,  4/1/2028 2,034,597
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,561,225
2,050,000 2.150%,  7/15/2026 2,022,564
Associated Banc-Corporation
1,850,000 4.250%,  1/15/2025 2,019,579
Australia and New Zealand
Banking Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,c
1,866,060
1,500,000 2.570%,  11/25/2035
b,c
1,426,380
Aviation Capital Group, LLC
1,700,000 5.500%,  12/15/2024
c
1,910,540
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
c
765,323
1,200,000 5.500%,  1/15/2026
c
1,343,400
1,000,000 4.250%,  4/15/2026
c
1,066,379
3,600,000 4.375%,  5/1/2026
c
3,850,988
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 6.500%,  3/5/2025
b,d
1,751,920
Banco del Estado de Chile
2,150,000 2.704%,  1/9/2025
c
2,243,009
Banco Santander SA
1,800,000 2.746%,  5/28/2025 1,898,269
1,200,000 4.379%,  4/12/2028 1,350,905
1,000,000 3.490%,  5/28/2030 1,059,348
Bank of America Corporation
1,670,000 4.200%,  8/26/2024 1,841,012
1,640,000 6.500%,  10/23/2024
b,d
1,890,428
1,800,000 4.000%,  1/22/2025 1,981,212
1,250,000 3.950%,  4/21/2025 1,374,899
5,600,000 3.705%,  4/24/2028
b
6,174,845
1,450,000 4.271%,  7/23/2029
b
1,646,122
2,030,000 3.194%,  7/23/2030
b
2,152,335
3,800,000 1.922%,  10/24/2031
b
3,605,043
1,200,000 4.244%,  4/24/2038
b
1,387,620
3,100,000 3.311%,  4/22/2042
b
3,162,895
1,140,000 2.831%,  10/24/2051
b
1,049,071
Principal
Amount Long-Term Fixed Income (92.9%) Value
Financials (29.2%) - continued
Bank of New York Mellon
Corporation
$ 1,075,000 4.700%,  9/20/2025
b,d
$ 1,185,187
Bank of Nova Scotia
2,250,000 4.900%,  6/4/2025
b,d
2,415,825
Barclays Bank plc
1,090,000 10.179%,  6/12/2021
c
1,101,176
Barclays plc
1,800,000 7.875%,  3/15/2022
b,d
1,890,000
350,000 8.000%,  6/15/2024
b,d
397,250
1,900,000 6.125%,  12/15/2025
b,d
2,101,058
720,000 4.836%,  5/9/2028 809,987
1,600,000 4.972%,  5/16/2029
b
1,854,464
1,900,000 2.645%,  6/24/2031
b
1,887,881
Berkshire Hathaway Finance
Corporation
1,900,000 2.850%,  10/15/2050 1,800,454
1,050,000 4.250%,  1/15/2049 1,248,569
Boston Properties, LP
1,100,000 3.250%,  1/30/2031 1,152,356
BPCE SA
735,000 5.700%,  10/22/2023
c
818,741
810,000 5.150%,  7/21/2024
c
907,908
Brandywine Operating
Partnership, LP
1,900,000 3.950%,  11/15/2027 2,056,797
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 989,626
CANPACK SA
200,000 3.125%,  11/1/2025
c
203,125
Capital One Bank USA NA
1,000,000 3.375%,  2/15/2023 1,048,620
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 2,016,318
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,d
1,612,255
1,250,000 4.000%,  6/1/2026
b,d
1,284,450
1,900,000 4.000%,  12/1/2030
b,d
1,924,605
CIT Group, Inc.
1,370,000 5.250%,  3/7/2025 1,546,387
2,400,000 6.125%,  3/9/2028 2,910,912
Citigroup, Inc.
1,800,000 4.700%,  1/30/2025
b,d
1,833,390
2,630,000 4.400%,  6/10/2025 2,937,334
1,695,000 5.500%,  9/13/2025 1,985,107
2,300,000 4.000%,  12/10/2025
b,d
2,329,440
1,510,000 4.450%,  9/29/2027 1,715,339
1,500,000 3.668%,  7/24/2028
b
1,653,230
2,300,000 3.520%,  10/27/2028
b
2,501,326
2,000,000 4.075%,  4/23/2029
b
2,246,754
CNA Financial Corporation
1,130,000 7.250%,  11/15/2023 1,316,272
350,000 3.950%,  5/15/2024 379,854
1,750,000 3.450%,  8/15/2027 1,919,962
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,d
1,277,938
Commerzbank AG
1,800,000 8.125%,  9/19/2023
c
2,063,385
CoreStates Capital III
1,360,000
0.768%,  (LIBOR 3M +
0.570%), 2/15/2027
b,c
1,317,661

Income Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.9%) Value
Financials (29.2%) - continued
Corporate Office Properties, LP
$ 1,325,000 2.250%,  3/15/2026 $ 1,358,886
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
c
92,813
Credit Agricole SA
2,200,000 3.250%,  1/14/2030
c
2,281,376
Credit Suisse Group AG
2,300,000 7.500%,  7/17/2023
b,c,d
2,460,540
2,150,000 2.193%,  6/5/2026
b,c
2,197,375
2,300,000 5.250%,  2/11/2027
b,c,d
2,389,125
1,900,000 4.282%,  1/9/2028
c
2,108,181
Danske Bank AS
2,950,000 5.000%,  1/12/2023
b,c
3,034,496
1,050,000 3.244%,  12/20/2025
b,c
1,119,230
Deutsche Bank AG
4,200,000 6.000%,  10/30/2025
b,d
4,383,750
1,400,000 3.961%,  11/26/2025
b
1,516,374
Discover Bank
865,000 4.200%,  8/8/2023 935,762
1,400,000 2.450%,  9/12/2024 1,466,505
2,510,000 4.682%,  8/9/2028
b
2,673,150
Diversified Healthcare Trust
180,000 4.375%,  3/1/2031 174,077
Drawbridge Special Opportunities
Fund, LP
270,000 3.875%,  2/15/2026
c
278,074
Duke Realty, LP
1,250,000 1.750%,  2/1/2031 1,179,544
Fidelity National Financial, Inc.
730,000 5.500%,  9/1/2022 776,623
First Horizon National Corporation
2,100,000 4.000%,  5/26/2025 2,315,700
Five Corners Funding Trust
2,890,000 4.419%,  11/15/2023
c
3,161,949
GE Capital Funding, LLC
2,100,000 4.050%,  5/15/2027
c
2,349,284
1,100,000 4.400%,  5/15/2030
c
1,251,080
GE Capital International Funding
Company
3,150,000 4.418%,  11/15/2035 3,624,056
General Electric Capital
Corporation
1,600,000 5.875%,  1/14/2038 2,093,957
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
c
178,206
Goldman Sachs Group, Inc.
1,800,000 4.950%,  2/10/2025
b,d
1,935,090
1,510,000 4.250%,  10/21/2025 1,691,491
900,000 3.800%,  5/10/2026
b,d
900,450
1,900,000 3.691%,  6/5/2028
b
2,093,528
2,750,000 3.814%,  4/23/2029
b
3,038,359
1,900,000 4.223%,  5/1/2029
b
2,147,831
Healthpeak Properties, Inc.
1,050,000 2.875%,  1/15/2031 1,087,817
HSBC Holdings plc
720,000 6.875%,  6/1/2021
b,d
719,784
1,800,000
1.189%,  (LIBOR 3M +
1.000%), 5/18/2024
b
1,818,443
1,440,000 4.300%,  3/8/2026 1,622,000
1,200,000 4.000%,  3/9/2026
b,d
1,206,785
900,000 6.000%,  5/22/2027
b,d
992,250
Principal
Amount Long-Term Fixed Income (92.9%) Value
Financials (29.2%) - continued
$ 1,080,000 4.041%,  3/13/2028
b
$ 1,192,943
1,300,000 4.600%,  12/17/2030
b,d
1,319,500
Icahn Enterprises, LP
360,000 6.250%,  5/15/2026 379,476
ING Groep NV
2,500,000 4.100%,  10/2/2023 2,707,184
J.P. Morgan Chase & Company
1,150,000 5.150%,  5/1/2023
b,d
1,185,938
750,000 6.000%,  8/1/2023
b,d
797,250
730,000 6.750%,  2/1/2024
b,d
811,213
3,000,000 5.000%,  8/1/2024
b,d
3,162,120
1,800,000 4.600%,  2/1/2025
b,d
1,856,250
1,800,000 2.950%,  10/1/2026 1,940,610
1,800,000 2.956%,  5/13/2031
b
1,849,073
800,000 2.580%,  4/22/2032
b
803,240
1,400,000 3.882%,  7/24/2038
b
1,552,906
1,850,000 5.500%,  10/15/2040 2,437,702
2,350,000 3.157%,  4/22/2042
b
2,353,811
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,612,882
Kimco Realty Corporation
2,900,000 3.300%,  2/1/2025 3,120,950
Liberty Mutual Group, Inc.
1,065,000 4.950%,  5/1/2022
c
1,111,049
Lloyds Bank plc
1,090,000 4.650%,  3/24/2026 1,227,816
Lloyds Banking Group plc
1,050,000 7.500%,  6/27/2024
b,d
1,186,364
700,000 7.500%,  9/27/2025
b,d
809,375
1,100,000 2.438%,  2/5/2026
b
1,146,867
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
c
180,000
Marsh & McLennan Companies,
Inc.
800,000 4.375%,  3/15/2029 926,236
MetLife, Inc.
1,450,000 3.850%,  9/15/2025
b,d
1,526,125
MGM Growth Properties Operating
Partnership, LP
360,000 4.500%,  9/1/2026 380,250
Mizuho Financial Group, Inc.
1,900,000 1.979%,  9/8/2031
b
1,817,382
Morgan Stanley
1,000,000 2.720%,  7/22/2025
b
1,056,052
1,130,000 4.000%,  7/23/2025 1,260,087
1,140,000 5.300%,  12/15/2025
b,d
1,184,175
720,000 3.125%,  7/27/2026 780,245
1,490,000 4.350%,  9/8/2026 1,686,057
2,400,000 3.622%,  4/1/2031
b
2,628,195
1,900,000 1.794%,  2/13/2032
b
1,786,515
2,600,000 3.217%,  4/22/2042
b
2,634,551
930,000 4.300%,  1/27/2045 1,097,066
MPT Operating Partnership, LP
360,000 5.000%,  10/15/2027 378,900
Nationwide Building Society
1,510,000 3.900%,  7/21/2025
c
1,672,535
1,080,000 4.000%,  9/14/2026
c
1,187,135
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
c
1,904,968
Natwest Group plc
2,900,000 3.032%,  11/28/2035
b
2,827,790

Income Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.9%) Value
Financials (29.2%) - continued
Nippon Life Insurance Company
$ 1,250,000 5.100%,  10/16/2044
b,c
$ 1,393,750
1,450,000 3.400%,  1/23/2050
b,c
1,473,563
Omega Healthcare Investors, Inc.
975,000 3.625%,  10/1/2029 1,015,732
3,400,000 3.375%,  2/1/2031 3,437,181
Owl Rock Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
c
1,046,342
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
c
734,609
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
c
1,867,385
Preferred Term Securities XXIII,
Ltd.
107,031
0.384%,  (LIBOR 3M +
0.200%), 12/22/2036
b,c
88,743
Prudential Financial, Inc.
700,000 5.200%,  3/15/2044
b
747,225
1,750,000 3.700%,  10/1/2050
b
1,806,875
Radian Group, Inc.
180,000 4.875%,  3/15/2027 190,800
Realty Income Corporation
2,170,000 3.875%,  7/15/2024 2,377,529
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,577,960
Regions Financial Corporation
1,400,000 5.750%,  6/15/2025
b,d
1,561,000
Reinsurance Group of America,
Inc.
1,450,000 4.700%,  9/15/2023 1,583,290
Royal Bank of Scotland Group plc
1,080,000 8.625%,  8/15/2021
b,d
1,101,276
1,500,000 4.269%,  3/22/2025
b
1,635,673
2,100,000 6.000%,  12/29/2025
b,d
2,323,020
600,000 3.754%,  11/1/2029
b
638,568
Santander Holdings USA, Inc.
1,350,000 3.450%,  6/2/2025 1,447,550
Santander UK Group Holdings plc
1,500,000 4.750%,  9/15/2025
c
1,674,194
Service Properties Trust
130,000 4.750%,  10/1/2026 126,750
Societe Generale SA
1,900,000 5.375%,  11/18/2030
b,c,d,f
1,976,000
Spirit Realty, LP
2,250,000 3.400%,  1/15/2030 2,360,013
1,150,000 3.200%,  2/15/2031 1,179,669
Standard Chartered plc
1,550,000 2.744%,  9/10/2022
b,c
1,561,472
1,750,000
1.338%,  (LIBOR 3M +
1.150%), 1/20/2023
b,c
1,760,410
1,200,000 4.750%,  1/14/2031
b,c,d,f
1,218,240
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,146,663
1,050,000 3.950%,  12/1/2027 1,141,690
Truist Financial Corporation
800,000 4.950%,  9/1/2025
b,d
880,000
UBS Group Funding Jersey, Ltd.
1,510,000 4.125%,  9/24/2025
c
1,684,614
Principal
Amount Long-Term Fixed Income (92.9%) Value
Financials (29.2%) - continued
UBS Group Funding Switzerland
AG
$ 1,440,000 4.253%,  3/23/2028
c
$ 1,629,252
Ventas Realty, LP
720,000 3.500%,  2/1/2025 781,845
VEREIT Operating Partnership, LP
750,000 4.625%,  11/1/2025 849,395
1,900,000 3.400%,  1/15/2028 2,055,224
1,150,000 2.850%,  12/15/2032 1,185,927
VICI Properties, LP
90,000 4.250%,  12/1/2026
c
92,813
90,000 4.625%,  12/1/2029
c
93,457
Wells Fargo & Company
2,200,000 3.900%,  3/15/2026
b,d
2,249,280
1,440,000 3.000%,  4/22/2026 1,553,024
1,800,000 2.393%,  6/2/2028
b
1,853,228
2,750,000 4.478%,  4/4/2031
b
3,182,255
Welltower, Inc.
1,300,000 4.000%,  6/1/2025 1,440,946
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,655,808
1,850,000 2.963%,  11/16/2040 1,740,723
Total 331,295,214
Foreign Government (0.2%)
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
c
627,000
Qatar Government International
Bond
1,100,000 4.500%,  4/23/2028
c
1,282,842
Total 1,909,842
Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
162,081 3.000%,  3/25/2050 170,132
16,689 3.000%,  4/1/2050 17,530
108,258 3.500%,  7/1/2047 115,823
Federal National Mortgage
Association
17,458 4.500%,  5/1/2048 19,081
80,070 3.500%,  10/1/2048 85,240
69,331 3.500%,  6/1/2049 73,968
81,793 3.500%,  8/1/2049 87,255
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
86,503 4.000%,  7/1/2048 92,984
Total 662,013
Technology (4.9%)
Apple, Inc.
2,550,000 3.250%,  2/23/2026 2,803,048
1,080,000 3.750%,  9/12/2047 1,213,625
Baidu, Inc.
1,100,000 2.375%,  10/9/2030
f
1,064,591
Broadcom Corporation
2,057,000 3.875%,  1/15/2027 2,253,637
1,800,000 3.500%,  1/15/2028 1,927,961

Income Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.9%) Value
Technology (4.9%) - continued
Broadcom, Inc.
$ 1,800,000 5.000%,  4/15/2030 $ 2,070,266
4,443,000 3.469%,  4/15/2034
c
4,492,017
Dell International, LLC/ EMC
Corporation
700,000 6.100%,  7/15/2027
c
857,379
Diamond 1 Finance Corporation
3,775,000 6.020%,  6/15/2026
c
4,503,250
Diamond Sports Group, LLC
180,000 6.625%,  8/15/2027
c
97,200
Fiserv, Inc.
1,775,000 3.200%,  7/1/2026 1,925,503
4,000,000 2.650%,  6/1/2030 4,072,017
Gartner, Inc.
180,000 3.750%,  10/1/2030
c
180,450
Hewlett Packard Enterprise
Company
1,400,000 4.650%,  10/1/2024 1,566,077
Iron Mountain, Inc.
360,000 4.875%,  9/15/2029
c
366,667
Marvell Technology Group, Ltd.
1,100,000 4.875%,  6/22/2028 1,257,398
Marvell Technology, Inc.
1,400,000 2.950%,  4/15/2031
c
1,401,219
Micron Technology, Inc.
1,750,000 5.327%,  2/6/2029 2,088,140
NXP Funding, LLC
1,750,000 4.875%,  3/1/2024
c
1,942,009
1,750,000 5.350%,  3/1/2026
c
2,044,133
1,100,000 3.150%,  5/1/2027
c
1,178,911
1,200,000 5.550%,  12/1/2028
c
1,456,623
1,100,000 4.300%,  6/18/2029
c
1,246,418
Oracle Corporation
2,100,000 2.800%,  4/1/2027 2,226,109
1,800,000 4.300%,  7/8/2034 2,039,875
Panasonic Corporation
1,600,000 3.113%,  7/19/2029
c
1,681,715
SK Hynix, Inc.
2,800,000 2.375%,  1/19/2031
c
2,687,152
Switch, Ltd.
135,000 3.750%,  9/15/2028
c
134,325
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 2,009,913
Tencent Holdings, Ltd.
1,200,000 3.680%,  4/22/2041
c
1,218,134
Texas Instruments, Inc.
1,800,000 4.150%,  5/15/2048 2,175,210
Total 56,180,972
Transportation (3.1%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b
1,878,669
Aircastle, Ltd.
985,000 4.400%,  9/25/2023 1,056,440
American Airlines, Inc.
180,000 5.500%,  4/20/2026
c
189,000
Boeing Company
900,000 5.805%,  5/1/2050 1,155,471
3,800,000 3.250%,  2/1/2028 3,972,066
Principal
Amount Long-Term Fixed Income (92.9%) Value
Transportation (3.1%) - continued
Burlington Northern Santa Fe, LLC
$ 1,500,000 4.700%,  9/1/2045 $ 1,867,129
1,800,000 4.050%,  6/15/2048 2,047,096
CSX Corporation
1,100,000 2.400%,  2/15/2030 1,112,550
Delta Air Lines, Inc.
714,790 4.250%,  7/30/2023 730,347
300,000 7.000%,  5/1/2025
c
348,851
2,000,000 7.375%,  1/15/2026 2,349,249
3,150,000 4.750%,  10/20/2028
c
3,459,088
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
c
2,748,261
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,489,411
Mileage Plus Holdings, LLC
3,500,000 6.500%,  6/20/2027
c
3,841,250
Southwest Airlines Company
1,525,000 5.250%,  5/4/2025 1,746,762
2,200,000 5.125%,  6/15/2027 2,573,224
1,600,000 2.625%,  2/10/2030 1,612,932
United Airlines Pass Through Trust
628,309 3.750%,  9/3/2026 658,947
United Airlines, Inc.
250,000 4.375%,  4/15/2026
c
259,430
225,000 4.625%,  4/15/2029
c
233,820
XPO Logistics, Inc.
360,000 6.125%,  9/1/2023
c
364,770
Total 35,694,763
U.S. Government & Agencies (3.4%)
U.S. Treasury Bonds
7,500,000 1.875%,  2/15/2051 6,822,656
31,000,000 1.625%,  11/15/2050 26,519,531
5,000,000 1.500%,  2/15/2030 4,984,766
Total 38,326,953
Utilities (7.2%)
Ameren Illinois Company
1,050,000 4.500%,  3/15/2049 1,307,799
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,863,717
Arizona Public Service Company
1,800,000 3.500%,  12/1/2049 1,881,133
Baltimore Gas and Electric
Company
1,440,000 2.400%,  8/15/2026 1,518,117
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,714,491
CenterPoint Energy Resources
Corporation
1,700,000 1.750%,  10/1/2030 1,589,286
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,802,878
CMS Energy Corporation
1,440,000 3.450%,  8/15/2027 1,588,627
Consolidated Edison Company of
New York, Inc.
2,250,000 4.125%,  5/15/2049 2,532,535

Income Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.9%) Value
Utilities (7.2%) - continued
Dominion Energy, Inc.
$ 1,600,000 3.071%,  8/15/2024 $ 1,706,000
1,250,000 4.650%,  12/15/2024
b,d
1,329,712
Duke Energy Corporation
2,160,000 3.150%,  8/15/2027 2,328,493
1,800,000 3.750%,  9/1/2046 1,859,027
Edison International
3,700,000 5.750%,  6/15/2027 4,331,387
Entergy Corporation
2,000,000 2.400%,  6/15/2031 1,957,011
Exelon Corporation
880,000 3.950%,  6/15/2025 969,711
FirstEnergy Corporation
2,520,000 3.900%,  7/15/2027 2,759,400
700,000 4.850%,  7/15/2047 812,000
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
c
2,770,111
1,850,000 5.450%,  7/15/2044
c
2,241,547
Georgia Power Company
2,000,000 3.250%,  3/15/2051 1,945,395
1,800,000 2.650%,  9/15/2029 1,860,549
Indiana Michigan Power Company
650,000 3.250%,  5/1/2051 646,317
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,710,682
Nevada Power Company
1,700,000 6.750%,  7/1/2037 2,434,929
NextEra Energy Operating
Partners, LP
360,000 3.875%,  10/15/2026
c
376,526
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 1,249,135
NiSource, Inc.
1,800,000 3.600%,  5/1/2030 1,965,884
NRG Energy, Inc.
800,000 2.450%,  12/2/2027
c
802,616
3,050,000 3.375%,  2/15/2029
c
2,985,187
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,669,815
Pacific Gas and Electric Company
730,000 2.950%,  3/1/2026 753,199
1,100,000 3.300%,  12/1/2027 1,135,034
1,200,000 3.250%,  6/1/2031 1,187,094
2,000,000 4.200%,  6/1/2041 1,980,335
1,100,000 3.950%,  12/1/2047 1,009,531
PPL Capital Funding, Inc.
1,810,000 3.950%,  3/15/2024 1,955,223
1,900,000 4.125%,  4/15/2030 2,153,894
PPL Electric Utilities Corporation
2,200,000 3.000%,  10/1/2049 2,146,893
San Diego Gas and Electric
Company
1,800,000 4.150%,  5/15/2048 2,097,304
Sempra Energy
1,800,000 3.250%,  6/15/2027 1,946,196
Southern California Edison
Company
1,800,000 3.650%,  2/1/2050 1,803,937
Principal
Amount Long-Term Fixed Income (92.9%) Value
Utilities (7.2%) - continued
Southern Company
$ 4,370,000 3.250%,  7/1/2026 $ 4,718,100
1,900,000 4.000%,  1/15/2051
b
2,028,250
TerraForm Power Operating, LLC
360,000 5.000%,  1/31/2028
c
386,100
Total 81,811,107
Total Long-Term Fixed Income
(cost $1,004,103,828) 1,053,686,273
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
5,687,368 Thrivent Cash Management Trust 5,687,368
Total Collateral Held for
Securities Loaned
(cost $5,687,368) 5,687,368
Shares
Registered Investment
Companies ( 0.3% ) Value
Unaffiliated  (0.3%)
35,000 iShares J.P. Morgan USD
Emerging Markets Bond ETF 3,889,900
Total 3,889,900
Total Registered Investment
Companies (cost $3,543,708) 3,889,900
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
12,500 Cobank ACB, 6.250%
b,d
1,337,500
Total 1,337,500
Total Preferred Stock
(cost $1,250,000) 1,337,500
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
265 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g,h
3,776
Total 3,776
Total Common Stock
(cost $3,180) 3,776

Income Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 4.4% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.035%, 6/2/2021
i,j
$ 200,000
400,000 0.017%, 7/14/2021
i,j
399,992
Thrivent Core Short-Term Reserve
Fund
4,884,977 0.180% 48,849,769
Total Short-Term Investments
(cost $49,379,172) 49,449,761
Total Investments (cost
$1,068,130,949) 98.6% $1,118,221,287
Other Assets and Liabilities, Net
1.4% 16,349,687
Total Net Assets 100.0% $1,134,570,974
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $230,826,516 or 20.3%
of total net assets.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Non-income producing security.
j The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of April
30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 5,473,703
Total lending $5,473,703
Gross amount payable upon return of
collateral for securities loaned $5,687,368
Net amounts due to counterparty
$213,665
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 59,536,702
Gross unrealized depreciation (9,084,119)
Net unrealized appreciation (depreciation) $ 50,452,583
Cost for federal income tax purposes $ 1,067,321,540

Income Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 58,180 – 58,180 –
Communications Services 1,389,108 – 1,389,108 –
Consumer Cyclical 1,459,173 – 1,459,173 –
Consumer Non-Cyclical 1,030,694 – 1,030,694 –
Technology 229,554 – 229,554 –
Long-Term Fixed Income
Asset-Backed Securities 37,000,717 – 37,000,717 –
Basic Materials 29,032,156 – 29,032,156 –
Capital Goods 40,102,810 – 40,102,810 –
Collateralized Mortgage Obligations 272,818 – 272,818 –
Communications Services 89,642,469 – 89,642,469 –
Consumer Cyclical 69,772,369 – 69,772,369 –
Consumer Non-Cyclical 132,233,735 – 132,233,735 –
Energy 109,748,335 – 109,748,335 –
Financials 331,295,214 – 331,295,214 –
Foreign Government 1,909,842 – 1,909,842 –
Mortgage-Backed Securities 662,013 – 662,013 –
Technology 56,180,972 – 56,180,972 –
Transportation 35,694,763 – 35,694,763 –
U.S. Government & Agencies 38,326,953 – 38,326,953 –
Utilities 81,811,107 – 81,811,107 –
Registered Investment Companies
Unaffiliated 3,889,900 3,889,900 – –
Preferred Stock
Financials 1,337,500 – 1,337,500 –
Common Stock
Communications Services 3,776 – – 3,776
Short-Term Investments 599,992 – 599,992 –
Subtotal Investments in Securities $1,063,684,150 $3,889,900 $1,059,790,474 $3,776
Other Investments  * Total
Affiliated Short-Term Investments 48,849,769
Collateral Held for Securities Loaned 5,687,368
Subtotal Other Investments $54,537,137
Total Investments at Value $1,118,221,287
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 447,164 447,164 – –
Total Liability Derivatives $447,164 $447,164 $– $–

Income Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of April 30, 2021. Investments and/or cash totaling $599,992 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 104 June 2021 $ 16,801,164 ( $ 447,164)
Total Futures Long Contracts $ 16,801,164 ( $ 447,164)
Total Futures Contracts $ 16,801,164 ($447,164)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2021, for Income Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial
Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 447,164
Total Interest Rate Contracts 447,164
Total Liability Derivatives $447,164
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2021, for
Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,670,182)
Total Interest Rate Contracts (1,670,182)
Total ($1,670,182)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2021, for Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 105,676
Total Interest Rate Contracts 105,676
Total $105,676
The following table presents Income Fund's average volume of derivative activity during the period ended April 30, 2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $17,225,323

Income Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $61,032 $200,551 $212,733 $48,850 4,885 4.3%
Total Affiliated Short-Term Investments 61,032 48,850 4.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   788 48,487 43,588 5,687 5,687 0.5
Total Collateral Held for Securities Loaned 788 5,687 0.5
Total Value $61,820 $54,537
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– $– $59
Total Income/Non Income Cash from Affiliated Investments $59
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $0

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 92.5% ) Value
Argentina (<0.1%)
2,275 Telecom Argentina SA ADR $ 10,533
Total 10,533
Australia (6.2%)
33,855 Accent Group, Ltd. 76,566
6,643 Appen , Ltd. 79,975
25,954 ARB Corporation, Ltd. 778,681
100,517 Aristocrat Leisure, Ltd. 2,866,980
20,566 ASX, Ltd. 1,155,581
50,650 Australia and New Zealand
Banking Group, Ltd. 1,117,557
13,496 Bapcor , Ltd. 80,219
4,996 Bega Cheese, Ltd. 24,577
32,188 Bendigo and Adelaide Bank, Ltd. 255,394
77,273 BHP Group, Ltd. 2,812,421
24,649 Breville Group, Ltd. 493,635
56,433 BWP Trust 179,612
158,960 Carsales.com, Ltd. 2,428,382
32,759 Champion Iron, Ltd.
a
170,934
108,106 Charter Hall Group 1,167,791
30,532 Codan Limited 418,108
108,843 Commonwealth Bank of Australia 7,451,026
148,514 Computershare, Ltd. 1,614,747
22,513 Corporate Travel Management,
Ltd.
a
319,052
18,398 Costa Group Holdings, Ltd. 65,996
7,697 Credit Corporation Group, Ltd. 171,272
40,541 CSL, Ltd. 8,468,796
57,233 Data# 3, Ltd. 273,250
13,494 Domino's Pizza Enterprises, Ltd. 1,108,157
5,112 Eagers Automotive, Ltd. 61,515
4,055 Elders, Ltd. 37,998
316,517 GWA Group, Ltd. 728,737
14,140 Harvey Norman Holdings, Ltd. 57,361
31,105 Healius , Ltd. 98,922
292,011 Humm Group, Ltd.
a
200,166
52,240 Ingenia Communities Group 212,778
27,705 JB Hi-Fi, Ltd. 985,606
7,001 Jumbo Interactive, Ltd. 75,584
616 McMillan Shakespeare, Ltd. 5,261
143,281 Metcash, Ltd. 392,547
23,839 Mineral Resources, Ltd. 870,612
57,301 National Australia Bank, Ltd. 1,172,619
6,424 Netwealth Group, Ltd. 73,532
2,775 Nick Scali , Ltd. 23,903
29,356 Origin Energy, Ltd. 93,868
2,412 Pendal Group, Ltd. 13,682
155,178 Pilbara Minerals, Ltd.
a
135,098
19,551 Pointsbet Holdings, Ltd.
a
203,862
37,679 Premier Investments, Ltd. 763,015
2,462 Pro Medicus , Ltd. 89,434
23,014 REA Group, Ltd. 2,799,996
21,179 Redbubble, Ltd.
a
66,626
30,631 Rio Tinto, Ltd. 2,846,998
280,308 Sandfire Resources, Ltd. 1,434,541
115,289 SEEK, Ltd.
a
2,747,587
8,767 Sonic Healthcare, Ltd. 242,319
3,641 Super Retail Group, Ltd. 33,442
253,018 Tabcorp Holdings, Ltd. 964,721
11,755 Technology One, Ltd. 85,759
73,703 Transurban Group 803,679
11,826 Washington H. Soul Pattinson and
Company, Ltd. 275,454
5,092 Wesfarmers, Ltd. 212,265
139,158 Westpac Banking Corporation 2,681,672
Shares Common Stock (92.5%) Value
Australia (6.2%) - continued
3,158 Wisetech Global, Ltd. $ 76,009
76,037 Woodside Petroleum, Ltd. 1,326,139
41,076 Woolworths, Ltd. 1,245,798
18,642 WorleyParsons , Ltd. 154,689
48,383 Zip Company, Ltd.
a,b
297,325
Total 58,169,828
Austria (0.2%)
4,432 BAWAG Group AG
c
239,075
25,883 OMV AG 1,272,375
1,834 Schoeller-Bleckmann Oilfield
Equipment AG 78,369
3,002 Semperit Aktiengesellschaft
Holding 136,066
5,917 Zumtobel AG 59,969
Total 1,785,854
Belgium (0.9%)
45,758 Anheuser-Busch InBev NV 3,241,169
1,632 Cofinimmo SA 250,209
22,309 Groupe Bruxelles Lambert SA 2,439,574
5,662 KBC Groep NV 439,308
744 Melexis NV 80,993
7,796 NV Bekaert SA 342,289
6,411 SA D'Ieteren NV 696,127
1,531 Tessenderlo Group
a
65,340
29,808 Warehouses De Pauw SCA 1,051,280
29,808 Warehouses De Pauw SCA, DRIP
a,d
1,367
Total 8,607,656
Bermuda (0.2%)
80,238 Golden Ocean Group, Ltd.
a
691,139
152 Golden Ocean Group, Ltd.,
Rights
a,d
341
2,100 Jardine Matheson Holdings, Ltd. 141,204
34,333 Johnson Electric Holdings, Ltd. 91,239
290,000 K Wah International Holdings, Ltd. 144,312
98,000 Kerry Logistics Network, Ltd. 294,163
113,000 Luye Pharma Group, Ltd.
c
68,390
24,000 Nine Dragons Paper (Holdings),
Ltd. 32,887
1,171,000 Pacific Basin Shipping, Ltd.
a
410,330
181,000 Road King Infrastructure, Ltd. 240,521
87,800 Shanghai Industrial Urban
Development Group, Ltd. 9,026
232,000 Yuexiu Transport Infrastructure, Ltd. 142,504
Total 2,266,056
Brazil (0.3%)
16,800 Ambev SA 46,330
11,100 Atacadao SA 44,383
2,500 Azul SA
a
17,770
11,900 B3 SA - Brasil Bolsa Balcao 112,931
14,700 Banco ABC Brasil SA 40,078
38,878 Banco Bradesco SA ADR 169,119
14,800 Banco do Brasil SA 80,375
600 Banco Inter SA 25,956
4,478 Banco Santander Brasil SA ADR 31,973
6,700 BB Seguridade Participacoes SA 27,505
4,400 BRF SA
a
16,889
7,800 CCR SA 17,360
7,687 Centrais Eletricas Brasileiras SA
ADR 54,039

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.5%) Value
Brazil (0.3%) - continued
1,900 Cia Brasileira de Distribuicao $ 14,232
3,823 Companhia Siderurgica Nacional
SA ADR 34,483
19,800 EDP - Energias do Brasil SA 68,454
4,600 Enauta Participacoes SA
a
12,821
10,700 ENGIE Brasil Energia SA 80,466
14,432 Gerdau SA ADR 88,613
36,950 Itau Unibanco Holding SA ADR 184,750
79,800 Itausa SA 147,934
19,900 JBS SA 110,636
7,300 Klabin SA
a
37,467
1,300 Localiza Rent a Car SA 15,300
3,600 Locaweb Servicos de Internet SA
c
19,352
2,400 Lojas Americanas SA 9,190
24,400 Magazine Luiza SA 90,062
19,300 Metalurgica Gerdau SA 52,762
4,600 Natura & Company Holding SA
a
41,029
1,200 Petro Rio SA
a
20,147
17,200 Petrobras Distribuidora SA 70,927
42,390 Petroleo Brasileiro SA 184,791
14,186 Petroleo Brasileiro SA ADR 120,297
25,900 Raia Drogasil SA 125,780
1,900 Sendas Distribuidora SA 28,101
5,400 Smiles Fidelidade SA 21,333
4,600 Suzano SA
a
58,389
11,900 Telefonica Brasil SA 94,310
8,792 Telefonica Brasil SA ADR 69,721
17,200 TIM SA 38,472
1,612 TIM SA ADR 18,070
8,100 Usinas Siderurgicas de Minas
Gerais SA Usiminas 33,491
21,804 Vale SA ADR 438,696
17,000 WEG SA 108,690
Total 3,123,474
Canada (8.1%)
54,878 Aurora Cannabis, Inc.
a,b
488,886
33,968 Ballard Power Systems, Inc.
a
741,733
38,794 BCE, Inc. 1,833,732
78,139 BlackBerry, Ltd.
a
689,967
16,094 Canadian Apartment Properties
REIT 715,435
62,730 Canadian National Railway
Company 6,753,497
25,614 Canadian Natural Resources, Ltd. 777,495
11,191 Canadian Pacific Railway, Ltd. 4,176,401
4,915 Canadian Western Bank 135,156
29,390 Canopy Growth Corporation
a
792,644
108,770 CGI, Inc.
a
9,623,510
10,889 Choice Properties REIT 123,494
266,503 CI Financial Corporation 4,284,342
80,384 Dollarama , Inc. 3,745,999
25,932 First Quantum Minerals, Ltd. 597,693
1,895 FirstService Corporation 307,819
293 Intact Financial Corporation 38,946
3,318 Kinaxis , Inc.
a
427,967
91,080 Laurentian Bank of Canada
b
3,152,214
11,242 Lithium Americas Corporation
a
158,777
34,068 Manulife Financial Corporation 743,917
12,961 Onex Corporation 867,722
3,454 Open Text Corporation 162,647
61,183 Quebecor, Inc. 1,645,119
23,452 Restaurant Brands International,
Inc. 1,609,042
92,090 Royal Bank of Canada 8,789,064
Shares Common Stock (92.5%) Value
Canada (8.1%) - continued
6,562 Shopify, Inc.
a
$ 7,759,631
40,097 Sun Life Financial, Inc. 2,163,147
44,360 Suncor Energy, Inc. 948,806
17,375 TC Energy Corporation 859,597
27,948 TELUS Corporation 579,810
50,410 Thomson Reuters Corporation 4,674,967
2,733 TMX Group, Ltd. 301,171
76,449 Toronto-Dominion Bank 5,255,616
Total 75,925,963
Cayman Islands (1.3%)
96,000 3SBio, Inc.
a,c
90,751
12,000 ANTA Sports Products, Ltd. 214,061
3,315 Baidu.com, Inc. ADR
a
697,244
33,000 Bizlink Holding, Inc. 305,401
82,700 Budweiser Brewing Company
APAC, Ltd.
c
260,596
33,000 China Medical System Holdings,
Ltd. 76,221
18,000 China Meidong Auto Holdings, Ltd. 89,759
110,000 China Resources Land, Ltd. 515,028
17,000 China Resources Medical Holdings
Company, Ltd. 14,754
68,000 Consun Pharmaceutical Group,
Ltd. 40,030
19,700 ENN Energy Holdings, Ltd. 336,172
54,000 Geely Automobile Holdings, Ltd. 140,653
34,000 Goodbaby International Holdings,
Ltd.
a
8,129
196,000 IGG, Inc. 330,379
1,246 JOYY, Inc. ADR 118,445
21,000 Kingboard Holdings, Ltd. 124,015
4,000 LifeTech Scientific Corporation
a
2,157
39,000 Longfor Group Holdings, Ltd.
c
242,247
22,200 Meituan Dianping
a,c
849,690
7,940 NetEase , Inc. ADR 889,756
23,303 New Oriental Education &
Technology Group, Inc. ADR
a
355,604
3,966 NIO, Inc. ADR
a
158,006
804 Noah Holdings, Ltd. ADR
a
35,416
1,067 Pinduoduo , Inc. ADR
a
142,903
8,624 Qudian , Inc. ADR
a
17,679
577,000 Shui On Land, Ltd. 94,940
404,000 SITC International Holdings
Company, Ltd. 1,539,409
46,890 Tencent Holdings, Ltd. 3,740,511
60,000 Tingyi (Cayman Islands) Holding
Corporation 107,807
62,000 Want Want China Holdings, Ltd. 44,809
5,000 Wuxi Biologics (Cayman), Inc.
a,c
70,189
106,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
c
165,950
26,000 Yihai International Holding, Ltd. 252,902
65,500 Zhongsheng Group Holdings, Ltd. 495,438
Total 12,567,051
Chile (0.1%)
2,050 Banco de Chile ADR 44,649
1,274 Banco de Credito e Inversiones SA 59,162
2,196 Banco Santander Chile SA ADR 48,839
1,396 CAP SA 24,886
23,708 Cencosud SA 49,219
4,259 Cia Cervecerias Unidas SA ADR 78,067
323,860 Colbun SA 55,592

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.5%) Value
Chile (0.1%) - continued
13,688 Embotelladora Andina SA $ 32,644
14,590 Empresas CMPC SA 40,543
1,106 Empresas Copec SA 11,911
4,432 Enel Chile SA ADR 15,468
25,417 SMU SA 3,649
Total 464,629
China (1.4%)
384,000 Agricultural Bank of China, Ltd. 148,769
5,293 Aier Eye Hospital Group Company,
Ltd. 60,671
15,993 Alibaba Group Holding, Ltd. ADR
a
3,693,583
41,000 Anhui Conch Cement Company,
Ltd., Class H 244,715
4,058 Autohome , Inc. ADR 376,298
85,000 Bank of China, Ltd. 33,724
4,300 Bank of Hangzhou Company, Ltd. 10,982
92,800 Bank of Jiangsu Company, Ltd. 101,263
5,397 BYD Company, Ltd., Class A 132,443
12,000 BYD Company, Ltd., Class H 249,534
255,000 China Cinda Asset Management
Company, Ltd. 50,124
476,000 China Construction Bank
Corporation 375,727
41,600 China International Capital
Corporation, Ltd.
a,c
104,143
3,400 China International Travel Service
Corporation, Ltd. 163,161
8,500 China Merchants Bank Company,
Ltd. 68,275
32,800 China Pacific Insurance (Group)
Company, Ltd. 118,056
4,731 China Petroleum & Chemical
Corporation ADR 232,718
11,587 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 44,698
14,193 China Shenhua Energy Company,
Ltd., Class A 42,034
157,000 China Shenhua Energy Company,
Ltd., Class H 327,014
57,700 China Vanke Company, Ltd., Class
H 201,772
57,100 GF Securities Company, Ltd. 130,691
125,400 GF Securities Company, Ltd. 181,227
50,400 Haitong Securities Company, Ltd. 45,072
79,995 Henan Shuanghui Investment &
Development Company, Ltd. 451,749
45,793 Huadong Medicine Company, Ltd. 370,668
386,100 Industrial and Commercial Bank of
China, Ltd., Class A 305,842
486,000 Industrial and Commercial Bank of
China, Ltd., Class H 315,361
93,198 Industrial Bank Company, Ltd. 312,502
8,643 JD.com, Inc. ADR
a
668,623
18,100 Jiangsu Hengrui Medicine
Company, Ltd. 234,457
38,000 Jiangxi Copper Company, Ltd. 92,239
13,600 Kingfa Science & Technology
Company, Ltd. 47,658
1,702 Kweichow Moutai Company, Ltd. 525,818
8,000 Lenovo Group, Ltd. 10,931
3,000 Lepu Medical Technology (Beijing)
Company, Ltd. 14,840
Shares Common Stock (92.5%) Value
China (1.4%) - continued
8,200 Luxshare Precision Industry
Company, Ltd. $ 46,599
183,300 Metallurgical Corporation of China,
Ltd. 86,974
40,600 Oceanwide Holdings Company,
Ltd. 17,214
9,700 Offcn Education Technology
Company, Ltd. 38,083
24,300 Perfect World Company, Ltd. 79,761
482 PetroChina Company, Ltd. ADR 17,367
10,400 Ping An Insurance (Group)
Company of China, Ltd., Class A 116,218
63,668 Ping An Insurance (Group)
Company of China, Ltd., Class H 694,126
270,000 Postal Savings Bank of China
Company, Ltd.
c
175,113
47,688 S. F. Holding Company, Ltd. 471,731
22,000 Shandong Sun Paper Industry Joint
Stock Company, Ltd. 54,311
2,500 Shanghai Haohai Biological
Technology Company, Ltd.
c
23,011
6,500 Shenzhou International Group
Holdings, Ltd. 142,993
10,800 Suning.Com Company, Ltd. 11,096
102,000 Tong Ren Tang Technologies
Company, Ltd. 80,603
14,499 Vipshop Holdings, Ltd. ADR
a
446,134
9,800 Wuhu Sanqi Interactive
Entertainment Network
Technology Group Company,
Ltd. 33,376
2,447 WuXi AppTec Company, Ltd. 59,766
27,400 YiChang HEC ChangJiang
Pharmaceutical Company, Ltd.
c
25,395
4,600 Yunnan Baiyao Group Company,
Ltd. 76,245
224,000 Zijin Mining Group Company, Ltd. 312,965
Total 13,496,463
Colombia (<0.1%)
2,592 Bancolombia SA ADR 77,579
2,801 Interconexion Electrica SA 15,955
Total 93,534
Cyprus (<0.1%)
589 Ros Agro plc GDR 7,021
298 TCS Group Holding plc GDR 17,224
Total 24,245
Czech Republic (<0.1%)
5,386 CEZ AS 150,008
3,400 Komercni Banka AS
a
102,920
11,577 Moneta Money Bank AS
c
42,995
30 Philip Morris CR 20,308
Total 316,231
Denmark (2.7%)
571 A.P. Moller - Maersk AS, Class B 1,420,436
425 Aktieselskabet Schouw & Company 45,383
37,319 Carlsberg AS 6,547,249
12,382 Dampskibsselskabet Norden AS 319,283
14,198 Danske Bank AS 269,872
4,564 DFDS AS
a
269,097

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.5%) Value
Denmark (2.7%) - continued
3,634 DSV AS $ 809,620
1,496 Jyske Bank AS
a
72,860
151,657 Novo Nordisk AS 11,187,355
21,329 Orsted AS
c
3,100,488
4,635 Per Aarsleff Holding AS 227,041
10,384 Royal Unibrew AS 1,268,415
9,488 Scandinavian Tobacco Group AS
c
172,809
684 Topdanmark AS 33,259
Total 25,743,167
Egypt (<0.1%)
26,610 Commercial International Bank
Egypt SAE GDR
a
97,260
94,322 EFG Hermes Holding Company
a
84,513
Total 181,773
Finland (0.7%)
7,106 Kemira Oyj 116,076
15,460 KONE Oyj 1,214,274
19,599 Metsa Board Oyj 249,532
60,275 Neste Oil Oyj 3,644,893
6,444 Nokian Tyres plc 239,921
22,746 Tokmanni Group Corporation 584,947
14,196 Uponor Oyj 413,359
Total 6,463,002
France (6.1%)
30,955 Air Liquide SA 5,212,919
386 Alten SA
a
48,327
73,039 BNP Paribas SA
a
4,683,117
8,671 CNP Assurances 151,663
10,634 Coface SA
a
129,552
34,662 Credit Agricole SA 536,162
105,309 Electricite de France 1,536,588
2,653 Gaztransport Et Technigaz SA 226,453
2,708 Hermes International 3,398,856
20,383 Ipsos SA 848,263
97,103 Legrand SA 9,456,151
2,951 LNA Sante 171,810
13,768 L'Oreal SA 5,637,614
3,936 LVMH Moet Hennessy Louis Vuitton
SE 2,965,201
8,813 Mercialys SA 112,770
8,813 Mercialys SA, DRIP
a,d
653
1,649 Mersen
a
57,201
18,744 Metropole Television SA
a
416,448
96,528 Natixis
a
471,349
3,879 Nexans SA 318,574
6,252 Nexity SA 338,821
2,303 Quadient SAS 62,946
59,798 Rexel SA 1,175,470
1,918 Rubis SCA 90,037
98 Sartorius Stedim Biotech 45,010
75,965 Schneider Electric SE 12,120,719
643 Societe BIC SA 45,440
25,407 Societe Generale 722,761
33,453 Television Francaise 1 SA 330,064
132,601 Total SE 5,860,700
1,256 Trigano 224,415
2,579 Valneva SE
a
43,398
Total 57,439,452
Shares Common Stock (92.5%) Value
Germany (5.5%)
13,168 Aareal Bank AG $ 370,109
54,361 Allianz SE 14,113,100
111,213 Alstria Office REIT AG 1,991,255
9,896 Aurubis AG 850,699
208 Bechtle AG 42,355
358 Cewe Stiftung & Company KGaA 58,019
2,689 CompuGroup Medical SE and
Company KGaA 246,100
21,355 Daimler AG 1,900,577
884 Delivery Hero AG
a,c
140,239
21,402 Deutsche Boerse AG 3,688,123
106,448 Deutsche Pfandbriefbank AG
a,c
1,225,276
142,760 Deutsche Telekom AG 2,747,436
13,827 Deutsche Wohnen AG 748,026
2,829 Encavis AG 54,331
10,561 Gerresheimer AG 1,135,916
338 Hornbach Holding AG & Company
KGaA 31,581
3,538 Jungheinrich AG 185,093
19,272 K+S AG 213,834
28,549 Klockner & Company SE
a
386,988
9,046 LEG Immobilien AG 1,258,623
14,095 Merck KGaA 2,476,283
317 New Work SE 96,232
48,005 ProSiebenSat.1 Media AG 1,042,608
7,965 Rheinmetall AG 831,065
10,430 SAP SE 1,460,422
862 Sartorius Aktiengesellschaft 486,360
1,884 Sixt SE 261,376
2,257 Stroeer SE 192,349
37,951 Symrise AG 4,900,826
186,773 TAG Immobilien AG 5,776,185
19,055 Takkt AG
a
322,401
78,300 TUI AG
a,b
467,811
2,448 Volkswagen AG 777,177
1,233 Vonovia SE 81,014
1,233 Vonovia SE, DRIP
a,d
0
5,199 Wacker Chemie AG 784,115
807 Wacker Neuson SE 21,698
Total 51,365,602
Greece (<0.1%)
5,435 Hellenic Telecommnications
Organization SA 92,165
9,635 Mytilineos SA 179,012
404 Sarantis SA 4,333
Total 275,510
Hong Kong (1.0%)
337,129 AIA Group, Ltd. 4,279,035
68,960 CSPC Pharmaceutical Group, Ltd. 85,120
47,000 Far East Horizon, Ltd. 53,851
416,000 Galaxy Entertainment Group, Ltd.
a
3,651,700
123,778 Hang Lung Group, Ltd. 324,707
58,000 Hysan Development Company, Ltd. 218,345
56,000 Luk Fook Holdings International,
Ltd. 139,951
86,000 Man Wah Holdings, Ltd. 180,045
55,000 Shanghai Industrial Holdings, Ltd. 84,963
86,000 United Laboratories International
Holdings 70,438
618,000 Yuexiu Property Company, Ltd. 142,871
Total 9,231,026

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.5%) Value
Hungary (<0.1%)
1,091 OTP Bank Nyrt
a
$ 49,046
1,906 Richter Gedeon Nyrt 54,512
Total 103,558
India (0.7%)
3,999 ACC, Ltd. 101,444
9,703 Adani Ports and Special Economic
Zone, Ltd.
a
95,429
19,624 Aditya Birla Capital, Ltd.
a
30,278
30,211 Amara Raja Batteries, Ltd. 330,038
45,222 Ambuja Cements, Ltd. 188,283
3,579 APL Apollo Tubes, Ltd.
a
62,851
1,981 Apollo Hospitals Enterprise, Ltd. 85,354
3,643 Aurobindo Pharma, Ltd. 48,194
9,664 Bajaj Auto, Ltd.
a
499,491
122 Blue Dart Express, Ltd.
a
8,621
34,966 Cipla , Ltd.
a
429,288
844 Colgate-Palmolive (India), Ltd. 16,867
4,331 Cummins India, Ltd. 48,889
3,902 Cyient , Ltd. 38,766
584 Dixon Technologies, Ltd.
a
33,065
758 Dr. Lal PathLabs , Ltd.
c
29,963
683 Endurance Technologies, Ltd.
a,c
11,881
12,810 Exide Industries, Ltd. 30,707
19,654 Glenmark Pharmaceuticals, Ltd. 152,829
4,244 Graphite India, Ltd.
a
41,850
2,190 Gujarat Gas, Ltd. 15,664
40,306 HCL Technologies, Ltd. 488,366
14,253 Heidelberg Cement India, Ltd. 45,544
7,397 Hero Motocorp , Ltd. 281,279
2,508 Housing Development Finance
Corporation 81,673
47,709 Infosys, Ltd. ADR 862,579
27,042 Jindal Saw, Ltd. 31,145
659 JK Cement, Ltd.
a
24,933
10,145 JSW Steel, Ltd. 98,017
2,271 Jubilant FoodWorks , Ltd.
a
88,471
78 Jubilant Pharmova , Ltd.
a
838
1,342 Kalpataru Power Transmission, Ltd. 6,663
560 L&T Technology Services, Ltd.
c
20,598
4,187 Laurus Labs, Ltd.
c
25,549
2,201 Mahanagar Gas, Ltd. 33,382
3,421 Marico, Ltd. 18,984
33,450 Motherson Sumi Systems, Ltd.
a
96,758
237,624 Oil and Natural Gas Corporation,
Ltd. 345,245
2,575 Persistent Systems, Ltd. 70,713
7,416 Piramal Enterprises, Ltd. 167,864
8,945 PNB Housing Finance, Ltd.
a,c
44,888
2,837 Polycab India, Ltd.
a
56,083
86,648 Power Grid Corporation of India,
Ltd. 257,084
1,822 Prestige Estates Projects, Ltd.
a
6,673
9,420 Reliance Industries, Ltd. 253,080
891 Supreme Industries, Ltd. 24,636
8,365 Tata Consultancy Services, Ltd. 342,326
6,453 Tata Elxsi , Ltd. 302,765
2,977 Tech Mahindra, Ltd. 38,523
60,376 Wipro, Ltd. ADR 432,292
Total 6,846,703
Indonesia (<0.1%)
463,700 Mitra Adiperkasa Tbk PT
a
25,673
Shares Common Stock (92.5%) Value
Indonesia (<0.1%) - continued
20,700 PT Charoen Pokphand Indonesia
Tbk $ 10,092
55,800 PT Japfa Comfeed Indonesia Tbk 8,136
6,735 Telekomunikasi Indonesia Persero
Tbk PT ADR 148,574
Total 192,475
Ireland (0.1%)
94,213 AIB Group plc
a
275,241
18,129 Bank of Ireland Group plc
a
106,233
10,243 Glanbia plc 150,687
24,849 Grafton Group plc 409,368
Total 941,529
Isle of Man (0.2%)
86,550 Entain plc
a
2,023,240
Total 2,023,240
Israel (0.4%)
3,094 Delek Group, Ltd.
a
135,095
3,269 Fiverr International, Ltd.
a
680,181
3,645 Kornit Digital, Ltd.
a
356,335
35,793 Mizrahi Tefahot Bank, Ltd.
a
1,006,028
9,257 Nano-X Imaging, Ltd.
a,b
310,572
46,290 Plus500, Ltd. 907,496
Total 3,395,707
Italy (2.0%)
128,950 A2A SPA 252,224
24,163 Amplifon SPA
a
1,019,810
15,817 Azimut Holding SPA 378,431
8,524 Biesse SPA
a
250,748
87,525 BPER Banca 199,428
1,378 De'Longhi SPA 60,232
636,640 Enel SPA 6,321,438
136,301 Eni SPA 1,623,475
5,816 Interpump Group SPA 309,587
173,915 Mediobanca SPA
a
1,964,293
30,845 Piaggio & C. SPA 119,454
82,192 Recordati SPA 4,528,684
5,438 Reply SPA 739,307
1,015,695 Telecom Italia SPA 556,878
Total 18,323,989
Japan (19.5%)
16,200 ABC-MART, Inc. 868,003
35 Activia Properties, Inc. 161,390
8,400 Advantest Corporation 794,094
55 AEON REIT Investment Corporation 75,629
2,500 Aichi Steel Corporation 76,509
53,400 Air Water, Inc. 883,275
46,700 Alps Electric Company, Ltd. 565,851
21,000 Arcs Company, Ltd. 451,915
27,000 Asahi Group Holdings, Ltd. 1,128,953
269,400 Astellas Pharmaceutical, Inc. 4,054,758
26,700 Autobacs Seven Company, Ltd. 357,680
11,000 Bandai Namco Holdings, Inc. 807,191
5,400 Bunka Shutter Company, Ltd. 47,272
2,800 Canon Electronics, Inc. 44,774
47,200 Canon, Inc. 1,122,423
1,700 Central Glass Company, Ltd. 35,050
26,900 Chiyoda Company, Ltd. 215,648

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.5%) Value
Japan (19.5%) - continued
90,800 Chugai Pharmaceutical Company,
Ltd. $ 3,408,170
27,300 Dai Nippon Printing Company, Ltd. 540,954
73,500 Daicel Corporation 567,936
2,900 Daido Steel Company, Ltd. 137,595
24,600 Daiichi Sankyo Company, Ltd. 628,295
8,400 Daikin Industries, Ltd. 1,694,404
12 Daiwa Office Investment
Corporation 86,714
44,800 Dena Company, Ltd.
a
916,578
87,200 Denso Corporation 5,637,742
8,000 Dexerials Corporation 147,434
4,500 DIC Corporation 115,016
17,500 DIP Corporation 483,127
8,000 Doshisha Company, Ltd. 134,635
6,700 DOWA Holdings Company, Ltd. 280,019
3,400 Eagle Industry Company, Ltd. 36,100
25,700 Ebara Corporation 1,098,126
26,200 EDION Corporation 278,663
14,200 EPS Holdings, Inc. 152,109
20,300 Exedy Corporation 291,460
500 F.C.C. Company, Ltd. 8,047
4,200 Fast Retailing Company, Ltd. 3,445,813
11,100 Ferrotec Holdings Corporation 247,587
45,700 Financial Products Group
Company, Ltd. 303,369
19 Frontier Real Estate Investment
Corporation 83,013
31,900 Fuji Soft, Inc. 1,597,947
1,400 Fujibo Holdings, Inc. 56,770
51,900 Fujikura, Ltd.
a
267,534
17 Fukuoka REIT Corporation 27,867
200 Fukuyama Transporting Company,
Ltd. 7,675
24,400 Glory, Ltd. 523,858
1,400 GMO Internet, Inc. 41,588
38,600 Gree , Inc. 201,938
20,200 H.U. Group Holdings, Inc. 660,799
13,500 Hanwa Company, Ltd. 401,152
288 Heiwa Real Estate REIT, Inc. 433,971
5,800 Hikari Tsushin, Inc. 1,166,728
900 Hitachi Transport System, Ltd. 27,961
7,400 Hogy Medical Company, Ltd. 223,606
6,100 Hokuetsu Corporation 31,646
8,100 Hokuto Corporation 147,291
19 Hoshino Resorts REIT, Inc. 111,521
10,300 Hosiden Corporation 97,728
19,400 Hoya Corporation 2,205,107
49 Hulic REIT, Inc. 78,206
22,200 Iino Kaiun Kaisha, Ltd. 110,992
60,800 Inaba Denki Sangyo Company, Ltd. 1,421,869
5,300 Inabata & Company, Ltd. 79,861
1,200 Internet Initiative Japan Inc. 26,736
2,654 Invincible Investment Corporation 953,767
25,700 ITOCHU Techno-Solutions
Corporation 889,269
6,800 Itoham Yonekyu Holdings, Inc. 43,747
9,200 Izumi Company, Ltd. 366,268
1,300 Jaccs Company, Ltd. 25,425
5,600 Japan Aviation Electronics Industry,
Ltd. 99,965
1,224 Japan Hotel REIT Investment
Corporation 700,931
21 Japan Logistics Fund, Inc. 60,054
276,000 Japan Post Bank Company, Ltd. 2,523,869
Shares Common Stock (92.5%) Value
Japan (19.5%) - continued
16,100 Japan Post Holdings Company,
Ltd. $ 135,295
124 Japan Rental Housing Investments,
Inc. 127,257
554 Japan Retail Fund Investment
Corporation 545,946
227,400 Japan Tobacco, Inc. 4,265,721
56,700 Kamigumi Company, Ltd. 1,104,744
1,500 Kanamoto Company, Ltd. 36,799
15,900 Kanematsu Corporation 209,587
1,300 Kanematsu Electronics, Ltd. 44,611
57,171 Kao Corporation 3,675,729
130,500 KDDI Corporation 3,944,944
141 Kenedix Retail REIT Corporation 361,152
11,100 Kewpie Corporation 262,757
13,000 Keyence Corporation 6,240,690
73,200 Kinden Corporation 1,246,263
10,200 Kobe Bussan Company, Ltd. 272,485
19,000 Kobe Steel, Ltd. 136,796
1,300 Kohnan Shoji Company, Ltd. 35,163
17,600 Kokuyo Company, Ltd. 272,414
8,600 KOMEDA Holdings Company, Ltd. 160,214
179,600 Konica Minolta Holdings, Inc. 1,018,618
37,400 K's Holdings Corporation 510,222
5,000 Kureha Corporation 338,185
57,100 Kyoei Steel, Ltd. 798,944
3,300 Kyokuto Kaihatsu Kogyo Company,
Ltd. 50,014
5,400 Lintec Corporation 117,504
42,700 M3, Inc. 2,949,711
2,500 Mabuchi Motor Company, Ltd. 100,132
6,700 Macnica Fuji Electronics Holdings,
Inc. 134,996
35,100 Maeda Corporation 299,919
151,500 Marubeni Corporation 1,261,879
16,500 Marui Group Company, Ltd. 310,104
3,500 Marvelous, Inc. 26,896
13,900 Maxell Holdings, Ltd.
a
163,831
10,400 Ministop Company, Ltd. 135,597
10,600 MISUMI Group, Inc. 299,383
147,400 Mitsubishi Corporation 4,075,716
115,800 Mitsubishi Electric Corporation 1,784,287
316,900 Mitsubishi HC Capital, Inc. 1,821,264
17,400 Mitsubishi Materials Corporation 390,916
3,700 Mitsubishi Research Institute, Inc. 139,578
432,100 Mitsubishi UFJ Financial Group,
Inc. 2,298,814
24,500 Mitsuboshi Belting, Ltd. 375,175
225,300 Mitsui & Company, Ltd. 4,754,651
20,300 Mitsui Mining and Smelting
Company, Ltd. 691,053
10,100 Mitsui O.S.K. Lines, Ltd. 406,062
1,500 Mitsui Sugar Company, Ltd. 24,810
100 Modec , Inc. 1,905
238 Mori Hills REIT Investment
Corporation 345,234
11,400 MS and AD Insurance Group
Holdings, Inc. 323,425
6,500 Murata Manufacturing Company,
Ltd. 516,798
1,600 Nagase & Company, Ltd. 24,113
115,600 NEC Networks & System Integration
Corporation 1,988,629
75,100 NHK Spring Company, Ltd. 554,641
33,900 Nidec Corporation 3,914,398

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.5%) Value
Japan (19.5%) - continued
10,400 Nihon Unisys, Ltd. $ 329,434
15,700 Nikkon Holdings Company, Ltd. 329,304
117 Nippon Building Fund, Inc. 767,870
38,800 Nippon Electric Glass Company,
Ltd. 981,772
38,410 Nippon Light Metal Holdings
Company, Ltd. 748,088
64 Nippon REIT Investment
Corporation 248,341
1,500 Nippon Shokubai Company, Ltd. 78,839
192,400 Nippon Telegraph & Telephone
Corporation 4,850,959
1,500 Nissan Chemical Industries, Ltd. 77,119
472,278 Nissan Motor Company, Ltd.
a
2,370,811
13,400 Nisshin Oillio Group, Ltd. 376,881
1,700 Nitori Holdings Company, Ltd. 304,479
36,000 Nitto Kogyo Corporation 633,276
2,700 Nojima Corporation 67,359
12,600 NOK Corporation 162,388
2,600 OBIC Company, Ltd. 501,088
21,600 Okamura Corporation 268,323
1,838 Okinawa Electric Power Company,
Inc. 24,427
3 One REIT, Inc. 8,418
1,400 OPT Holdings, Inc. 24,030
18,000 Oracle Corporation Japan 1,687,591
1,200 Organo Corporation 80,346
168,600 ORIX Corporation 2,721,856
300 Osaka Soda Company, Ltd. 6,773
7,200 OUTSOURCING Inc. 110,641
6,600 Paramount Bed Holdings
Company, Ltd. 130,961
15,300 Pasona Group, Inc. 273,160
18,000 PLENUS Company, Ltd. 333,400
8,900 Prima Meat Packers, Ltd. 281,175
5,300 Proto Corporation 56,393
61,716 Recruit Holdings Company, Ltd. 2,782,620
10,400 Resorttrust , Inc. 165,659
19,200 Rinnai Corporation 1,927,958
39,200 Riso Kyoiku Corporation, Ltd. 105,812
700 Rohm Company, Ltd. 69,099
14,600 Ryoyo Electro Corporation 360,517
300 S Foods, Inc. 8,929
1,000 Saizeriya Company, Ltd. 21,949
4,200 Samty Corporation, Ltd. 76,926
37,700 Sangetsu Company, Ltd. 531,709
6,200 Sankyu, Inc. 264,680
3,800 Sanyo Special Steel Company,
Ltd.
a
57,546
7,900 Sato Holdings Corporation 194,048
24,300 Sawai Group Holdings Company,
Ltd. 1,169,531
5,100 SCREEN Holdings Company, Ltd. 485,707
13,300 Secom Company, Ltd. 1,108,348
23,400 Seino Holdings Company, Ltd. 321,760
2,600 SEIREN Company, Ltd. 45,017
36,700 Sekisui House, Ltd. 743,271
14,400 Senko Group Holdings Company,
Ltd. 132,589
46,500 Seven & I Holdings Company, Ltd. 2,007,690
19,300 Shin-Etsu Chemical Company, Ltd. 3,257,882
6,800 Shin-Etsu Polymer Company, Ltd. 64,456
7,500 Shinko Electric Industries
Company, Ltd. 241,886
Shares Common Stock (92.5%) Value
Japan (19.5%) - continued
3,800 SHO-BOND Holdings Company,
Ltd. $ 158,632
143,600 SKY Perfect JSAT Holdings, Inc. 604,128
17,800 Sodick Company, Ltd. 161,319
185,400 SoftBank Corporation 2,389,876
37,900 SoftBank Group Corporation 3,415,194
653,800 Sojitz Corporation 1,952,995
22,600 Sony Group Corporation 2,259,524
232 Star Asia Investment Corporation
REIT 118,770
9,700 Sugi Holdings Company, Ltd. 745,001
179,400 Sumitomo Corporation 2,437,865
309,200 Sumitomo Electric Industries, Ltd. 4,600,866
6,400 Sumitomo Heavy Industries, Ltd. 186,282
110,300 Sumitomo Mitsui Financial Group,
Inc. 3,874,698
15,400 Sumitomo Osaka Cement
Company, Ltd. 489,080
1,800 Sumitomo Seika Chemicals
Company, Ltd. 63,994
23,076 Sundrug Company, Ltd. 786,390
1,600 Sysmex Corporation 159,814
4,900 Taikisha, Ltd. 132,116
12,100 Taisei Corporation 447,074
12,100 Taiyo Holdings Company, Ltd. 585,843
43 Takara Leben Real Estate
Investment Corporation 45,623
5,900 Takara Standard Company, Ltd. 83,148
62,100 Takeda Pharmaceutical Company,
Ltd. 2,074,171
5,000 Tamura Corporation 23,136
13,400 Terumo Corporation 506,684
55,600 Toagosei Company, Ltd. 622,639
3,500 TOCALO Company, Ltd. 47,515
8,000 Tokai Rika Company, Ltd. 129,509
28,900 Tokio Marine Holdings, Inc. 1,385,954
9,600 Tokyo Electron, Ltd. 4,360,204
14,500 Tokyo Seimitsu Company, Ltd. 685,397
9,400 Tokyotokeiba Company, Ltd. 508,983
26,600 Toppan Forms Company, Ltd. 280,831
6,000 Towa Pharmaceutical Company,
Ltd. 124,231
12,200 Toyo Tanso Company, Ltd. 239,358
11,400 Toyo Tire & Rubber Company, Ltd. 208,577
3,400 Toyobo Company, Ltd. 41,134
24,000 Toyota Motor Corporation 1,795,780
17,600 Transcosmos , Inc. 502,688
1,900 Trend Micro, Inc. 90,438
200 TS Tech Company, Ltd. 2,789
32,900 Tsubakimoto Chain Company 882,146
87,400 TV Asahi Holdings Corporation 1,601,817
3,800 UACJ Corporation
a
88,164
8,200 Ube Industries, Ltd. 165,808
7,000 Universal Entertainment
Corporation
a
170,288
53,600 Ushio, Inc. 709,887
23,200 USS Company, Ltd. 420,984
9,600 Valor Company, Ltd. 205,082
8,000 VT Holdings Co., Ltd. 30,852
6,400 Wakita & Company, Ltd. 61,598
4,200 Yellow Hat, Ltd. 70,626
17,000 Yuasa Trading Company, Ltd. 462,496
16,200 ZIGExN Company, Ltd. 59,219
Total 183,291,246

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.5%) Value
Jersey (0.4%)
29,121 boohoo group plc
a
$ 136,672
64,572 Experian plc 2,489,342
355,458 Man Group plc 826,261
Total 3,452,275
Luxembourg (0.7%)
3,136 Allegro.eu SA
a,c
48,079
14,290 APERAM 739,618
306,843 B&M European Value Retail SA 2,398,567
5,092 Eurofins Scientific SE
a
504,322
129,825 Tenaris SA ADR 2,775,659
Total 6,466,245
Malaysia (<0.1%)
3,200 AEON Credit Service (M) Berhad 9,679
39,936 Berjaya Sports Toto Berhad 19,888
20,500 Bursa Malaysia Berhad 42,183
59,800 Mah Sing Group Berhad 15,003
100,000 Public Bank Berhad 101,243
8,300 TIME dotCom Berhad 28,112
84,800 V.S. Industry Berhad 57,425
25,300 Yinson Holdings Berhad 32,213
Total 305,746
Malta (0.1%)
63,134 Kindred Group plc SDR
a
1,086,614
Total 1,086,614
Mexico (0.1%)
9,248 America Movil SAB de CV ADR 128,917
310 Coca-Cola FEMSA SAB de CV ADR 14,561
12,356 Corporacion Inmobiliaria Vesta ,
SAB de CV 24,191
10,000 Fibra Uno Administracion SA de CV 12,342
765 Fomento Economico Mexicano SAB
de CV ADR 59,288
1,225 Grupo Aeroportuario del Sureste ,
SAB de CV
a
20,745
31,330 Grupo Financiero Banorte SAB de
CV ADR 177,893
11,000 Grupo Financiero Inbursa , SAB de
CV
a
10,263
35,500 Grupo Mexico, SAB de CV 161,018
1,110 Industrias Penoles , SAB de CV
a
14,259
15,900 Megacable Holdings SAB de CV 58,217
2,200 Regional SA
a
11,224
105,800 Wal-Mart de Mexico, SAB de CV 346,956
Total 1,039,874
Netherlands (5.1%)
49,597 Aalberts NV 2,679,535
26,177 ABN AMRO Group NV
a,c
338,002
17,933 AerCap Holdings NV
a
1,044,597
4,603 Arcadis NV 193,614
24,216 ASML Holding NV 15,719,693
7,295 ASR Nederland NV 318,614
4,002 Basic-Fit NV
a,c
180,155
10,106 BE Semiconductor Industries NV 816,218
4,626 Brunel International NV 61,823
56,353 Euronext NV
c
5,668,179
56,353 Euronext NV Rights
a
660,569
16,788 Ferrari NV 3,596,291
22,255 Flow Traders
c
918,808
Shares Common Stock (92.5%) Value
Netherlands (5.1%) - continued
38,925 ForFarmers BV $ 259,260
1,516 IMCD NV 220,199
158,663 ING Groep NV 2,026,928
46,493 Koninklijke DSM NV 8,336,240
5,162 RHI Magnesita NV 323,635
33,334 Signify NV
c
1,893,017
42,652 Unilever NV 2,491,114
2,464 Van Lanschot Kempen NV 72,121
1,478 Yandex NV
a
97,317
Total 47,915,929
New Zealand (0.4%)
111,554 Contact Energy, Ltd. 602,103
5,741 Fletcher Building, Ltd. 29,847
115,105 Meridian Energy, Ltd. 438,786
4,189 Spark New Zealand, Ltd. 13,186
27,442 Xero , Ltd.
a
2,989,417
Total 4,073,339
Norway (1.2%)
316,014 DnB ASA 6,777,314
126,724 Equinor ASA 2,558,909
76,040 Europris ASA
c
517,581
9,009 Kongsberg Gruppen ASA 227,376
2,316 Orkla ASA 23,607
2,643 Selvaag Bolig ASA 19,400
18,319 SpareBank 1 SMN 246,917
12,792 Veidekke ASA 196,443
28,764 Wallenius Wilhelmsen ASA
a
96,149
4,416 XXL ASA
a,c
11,431
6,123 Yara International ASA 319,389
Total 10,994,516
Peru (<0.1%)
3,755 Cia de Minas Buenaventura SA
ADR
a
36,499
Total 36,499
Philippines (<0.1%)
1,080 Globe Telecom, Inc. 41,114
13,550 Jollibee Foods Corporation 49,529
7,310 Manila Electric Company 41,416
49,210 Puregold Price Club, Inc. 38,108
Total 170,167
Poland (0.1%)
11,995 Asseco Poland SA 222,554
136 Bank Handlowy w Warszawie SA
a
1,456
2,499 Bank Pekao SA
a
52,719
1,123 CCC Spolka Akcyjna
a
30,361
1,139 CD Projekt SA
a
52,144
4,035 Cyfrowy Polsat SA 31,410
1,616 Jastrzebska Spolka Weglowa SA
a
12,877
77 KGHM Polska Miedz SA
a
3,941
119 Mercator Medical Spolka Akcyjna 7,628
12,670 Powszechna Kasa Oszczednosci
Bank Polski SA
a
117,797
Total 532,887
Russian Federation (0.2%)
38,340 Alrosa PJSC 55,385
48,228 Gazprom PJSC ADR 292,442

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.5%) Value
Russian Federation (0.2%) - continued
2,968 Lukoil ADR $ 227,163
5,857 M.Video PJSC 53,021
2,279 Mechel PJSC ADR
a
4,376
3,202 MMC Norilsk Nickel PJSC ADR 108,581
414 Novatek PJSC GDR 74,555
716 Novolipetsk Steel OJSC GDR 25,153
81 PAO Transneft 152,593
6,470 PJSC Rostelecom 8,927
25,606 Rosneft Oil Company PJSC GDR 176,631
168,810 Sberbank of Russia PJSC 666,923
6,651 Severstal PJSC 156,813
266,800 Surgutneftegas PJSC 151,982
25,261 Surgutneftegas PJSC ADR 113,087
Total 2,267,632
Saudi Arabia (0.2%)
295 Abdullah Al Othaim Markets
Company 10,583
16,033 Al Rajhi Bank 422,137
3,369 Arab National Bank 20,410
7,739 Arabian Cement Company 86,982
11,962 Arriyadh Development Company 72,023
2,670 Aseer Trading, Tourism and
Manufacturing Company
a
17,187
2,170 Bank AlJazira
a
11,033
4,102 Banque Saudi Fransi 42,622
5,475 Eastern Province Cement Company 70,879
3,455 Jarir Marketing Company 183,335
2,826 Najran Cement Company 18,311
22,075 National Commercial Bank
a
334,345
890 National Medical Care Company 13,649
1,664 Qassim Cement Company 37,494
30,761 Riyad Bank 218,596
5,072 Saudi Arabian Oil Company
c
47,877
8,176 Saudi Basic Industries Corporation 269,457
5,300 Saudi British Bank
a
43,458
4,439 Saudi Industrial Investment Group
Company 41,852
2,100 Saudi Industrial Services Company
a
26,421
2,667 Saudi Telecom Company 90,178
2,409 Southern Province Cement
Company 54,151
4,590 United International Transportation
Company 52,323
4,833 Yanbu Cement Company 55,287
Total 2,240,590
Singapore (1.2%)
875,900 Ascendas REIT 2,041,127
1,103 China Yuchai International, Ltd. 17,615
316,300 DBS Group Holdings, Ltd. 7,088,621
95,000 Fortune Real Estate Investment
Trust
a
95,740
55,700 Singapore Exchange, Ltd. 436,337
70,700 Singapore Press Holdings, Ltd. 97,617
69,500 Wing Tai Holdings, Ltd. 100,274
991,600 Yangzijiang Shipbuilding Holdings,
Ltd. 1,064,150
295,200 Yanlord Land Group, Ltd. 294,798
Total 11,236,279
South Africa (0.3%)
22,944 AECI, Ltd. 160,804
2,504 African Rainbow Minerals, Ltd. 46,741
Shares Common Stock (92.5%) Value
South Africa (0.3%) - continued
857 Anglo American Platinum, Ltd. $ 117,032
1,767 AngloGold Ashanti, Ltd. ADR 36,365
12,278 Barloworld, Ltd.
a
80,978
357 Capitec Bank Holdings, Ltd.
a
36,590
1,671 Clicks Group, Ltd. 27,907
21,563 DataTec , Ltd.
a
42,375
894 Exxaro Resources, Ltd. 9,401
22,389 FirstRand, Ltd. 78,756
4,406 Gold Fields, Ltd. ADR 41,328
1,139 Harmony Gold Mining Company,
Ltd. ADR 5,171
6,459 Impala Platinum Holdings, Ltd. 120,693
6,936 Investec, Ltd. 26,371
2,129 Kumba Iron Ore, Ltd. 96,480
52,686 Momentum Metropolitan Holdings 70,260
7,089 Motus Holdings, Ltd. 44,575
3,591 Mr Price Group, Ltd. 44,923
17,361 MTN Group, Ltd.
a
109,838
3,905 Naspers, Ltd. 888,700
30,387 Ninety One, Ltd. 100,972
1,611 Northam Platinum, Ltd.
a
27,704
9,309 Old Mutual, Ltd. 8,103
4,930 Pick n Pay Stores, Ltd. 18,394
4,573 Sasol, Ltd.
a
76,932
4,247 Shoprite Holdings, Ltd. 42,342
22,581 Sibanye Stillwater, Ltd. 105,056
1,229 Spar Group, Ltd. 15,514
8,018 Standard Bank Group 65,208
7,127 Telkom SA SOC, Ltd. 19,269
Total 2,564,782
South Korea (0.9%)
546 Binggrae Company, Ltd. 30,384
5,285 Cheil Worldwide, Inc. 104,080
2,450 Chong Kun Dang Pharmaceutical
Corporation 304,853
2,104 Daou Technology, Inc. 50,138
726 DB HiTek Company, Ltd. 35,853
4,414 DongKook Pharmaceutical
Company, Ltd. 112,256
2,916 Green Cross Holdings Corporation 95,539
267 Hankook Tire & Technology
Company, Ltd. 11,521
1,128 Hansol Chemical Company, Ltd. 249,664
158 Hanwha Aerospace Company, Ltd. 5,458
25,396 Hanwha Life Insurance
Corporation, Ltd. 79,852
78 Hugel , Inc.
a
12,918
365 Hyundai Glovis Company, Ltd. 62,776
1,892 Hyundai Green Food Company,
Ltd. 16,513
124 Hyundai Home Shopping Network
Corporation 8,769
265 Hyundai Motor Company 50,390
266 IS Dongseo Company, Ltd. 15,936
6,959 JB Financial Group Corporation,
Ltd. 45,657
4,227 Kia Corporation 293,195
215 Korea Electric Terminal Company,
Ltd. 14,316
623 Korea Investment Holdings
Company, Ltd. 62,542
6 Korea Petrochemical Industrial
Company, Ltd. 1,688
225 Korea Zinc Company, Ltd. 90,004

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.5%) Value
South Korea (0.9%) - continued
559 LG Chem , Ltd. $ 466,647
297 LG Electronics, Inc. 41,726
3,129 LG International Corporation 86,403
174 Lotte Shopping Company, Ltd. 19,340
2,493 LS Electric Company, Ltd. 127,105
2,924 Meritz Fire & Marine Insurance
Company, Ltd. 52,414
423 NAVER Corporation 136,216
604 NCSoft Corporation 449,302
856 Poongsan Corporation 28,770
1,930 POSCO 630,752
16 S-1 Corporation 1,172
958 Samsung Electro-Mechanics
Company, Ltd. 153,098
43,586 Samsung Electronics Company,
Ltd. 3,176,787
14 Samsung SDI Company, Ltd. 8,172
8,888 Samsung Securities Corporation,
Ltd. 339,627
341 Sebang Global Battery Company,
Ltd. 26,386
2,353 Sillicon Works Company, Ltd. 201,251
1,040 SK Holdings Company, Ltd. 257,025
7,258 SK Hynix, Inc. 828,002
113 Taekwang Industrial Corporation,
Ltd. 105,756
121 UNID Company, Ltd. 9,310
Total 8,899,563
Spain (1.5%)
70,870 Acerinox SA 982,716
44,747 Applus Services SA
a
473,427
349,120 Banco Bilbao Vizcaya Argentaria
SA 1,954,936
277,442 Banco de Sabadell SA
a
175,656
410,646 Banco Santander SA 1,584,097
113,924 Bankinter SA 623,002
53,888 CIA De Distribucion Integral 1,120,309
3,324 Enagas SA 72,365
3,255 Endesa SA 85,613
12,493 Gestamp Automocion SA
a,c
64,510
36,987 Iberdrola SA 499,843
79,710 Industria de Diseno Textil SA
b
2,836,150
4,443 Let's GOWEX SA
a,d,e
0
227,381 Liberbank SA 80,425
113,924 Linea Directa Aseguradora SA
a
223,254
242,758 Mediaset Espana Comunicacion
SA
a
1,545,215
6,483 Merlin Properties Socimi SA 71,653
3,649 Pharma Mar SA 416,900
150,152 Telefonica SA 695,856
4,971 Viscofan SA 339,716
Total 13,845,643
Supranational (0.1%)
6,323 Unibail-Rodamco-Westfield
a
520,712
Total 520,712
Sweden (4.3%)
136,729 AB Industrivarden , Class C 4,931,842
93,543 Arjo AB 922,343
52,004 Assa Abloy AB
b
1,482,612
147,636 Atlas Copco AB, Class A
b
8,952,656
44,117 Atlas Copco AB, Class B
b
2,289,186
Shares Common Stock (92.5%) Value
Sweden (4.3%) - continued
97,824 Betsson AB $ 888,831
5,972 Bilia AB 104,100
27,125 Biotage AB 585,306
9,896 Boliden AB 384,930
2,172 Bonava  AB 25,733
4,559 Boozt AB
a,c
105,985
52,474 Castellum AB 1,277,852
1,228 Cellink AB
a
70,416
46,001 Dometic Group AB
c
723,926
8,256 Evolution Gaming Group AB
c
1,629,807
12,215 Fabege AB 182,116
6,471 Getinge AB 218,856
170,119 Granges AB
a
2,280,153
245,624 Hexpol AB
b
3,011,449
10,083 Holmen AB 475,737
193,730 Husqvarna AB 2,697,796
2,354 Intrum AB 80,957
28,842 Inwido AB
a
504,595
12,737 Kinnevik AB 702,976
8,083 L E Lundbergforetagen AB 461,504
117,079 LeoVegas AB
c
700,208
16,055 Lindab International AB 326,764
6,080 Mekonomen Aktiebolag
a
104,283
21,160 Nobia AB 183,919
96,378 Nobina AB
a,c
851,914
9,849 Nordic Entertainment Group AB
a
456,870
8,397 Peab AB 121,132
12,297 Resurs Holding AB
c
63,559
604,106 SAS AB
a,b
139,510
1,999 Sinch AB
a,c
312,178
5,509 Swedish Orphan Biovitrum AB
a
93,742
35,780 Thule Group AB
b,c
1,622,901
10,994 Trelleborg AB 286,018
4,216 Wihlborgs Fastigheter AB 86,184
Total 40,340,846
Switzerland (8.2%)
2,372 ALSO Holding AG 717,390
5,690 Ascom Holding AG
a
89,161
1,978 Bachem Holding AG 1,004,183
30,025 Baloise Holding AG
a
5,077,036
51 Bossard Holding AG 12,262
1,503 Bucher Industries AG 788,800
1 Chocoladefabriken Lindt and
Spruengli AG
a
98,868
635 EMS-CHEMIE Holding AG 592,907
150,061 Ferrexpo plc 908,937
90 Forbo Holding AG 172,372
1,425 Geberit AG 937,662
80 Gurit Holding AG 208,048
6,160 Huber & Suhner AG 494,375
99 Interroll Holding AG 338,362
2,471 Kuehne & Nagel International AG 738,816
9,735 LafargeHolcim , Ltd. 600,724
272 Lindt & Spruengli AG
a
2,522,683
3,711 Lonza Group AG 2,359,136
32,287 Meyer Burger Technology AG
a
15,048
115,256 Nestle SA 13,753,579
178,686 Novartis AG 15,248,419
20,303 OC Oerlikon Corporation AG 237,442
2,784 Partners Group Holding AG 3,965,716
37,294 PSP Swiss Property AG 4,601,943
3,915 Roche Holding AG 1,276,900
163 Siegfried Holding AG 149,905
20,682 Sika AG 6,176,939

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.5%) Value
Switzerland (8.2%) - continued
17,024 Sonova Holding AG
a
$ 5,040,809
6,113 Swiss Life Holding AG 2,978,447
10,078 Tecan Group AG 4,910,867
1,600 Temenos AG 235,232
543 VAT Group AG
c
155,062
959 Vontobel Holding AG 72,177
2,377 Zehnder Group AG 191,724
Total 76,671,931
Taiwan (1.1%)
149,000 Capital Securities Corporation 102,637
1,160,000 China Development Financial
Holding Corporation 540,357
43,000 Chipbond Technology Corporation 118,658
224,000 CTBC Financial Holding Company,
Ltd. 182,301
71,000 Delta Electronics, Inc. 760,617
14,000 Feng Hsin Iron & Steel Company,
Ltd. 44,187
175,000 Fubon Financial Holding Company,
Ltd. 401,001
27,000 Giga-Byte Technology Company,
Ltd. 118,098
11,000 Greatek Electronics, Inc. 28,802
3,000 Holtek Semiconductor, Inc. 10,890
6,000 Hon Hai Precision Industry
Company, Ltd. 24,666
22,000 Huaku Development Company, Ltd. 74,522
166,534 IBF Financial Holdings Company,
Ltd. 105,476
188,000 King Yuan Electronics Company,
Ltd. 331,602
33,602 Makalot Industrial Company, Ltd. 294,723
1,000 MediaTek , Inc. 41,923
15,000 Namchow Holdings Company, Ltd. 31,177
10,000 Nantex Industry Company, Ltd. 48,965
4,000 Novatek Microelectronics
Corporation 88,251
7,000 Phison Electronics Corporation 149,826
12,000 President Securities Corporation 12,812
21,000 SerComm Corporation 55,516
16,000 Shinkong Synthetic Fibers
Corporation 13,839
108,758 Sigurd Microelectronics
Corporation 211,743
3,000 Simplo Technology Company, Ltd. 39,947
19,000 Sinbon Electronics Company, Ltd. 176,037
9,000 Sitronix Technology Corporation 100,316
7,000 Sunonwealth Electric Machine
Industry Company, Ltd. 13,216
21,000 Syncmold Enterprise Corporation 67,422
25,000 Systex Corporation 81,875
250,145 Taichung Commercial Bank
Company, Ltd. 107,014
3,000 Taiwan Hon Chuan Enterprise
Company, Ltd. 8,432
10,000 Taiwan Paiho , Ltd. 34,524
235,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 4,962,069
59,000 Topco Scientific Company, Ltd. 287,413
4,000 Transcend Information, Inc. 11,513
6,000 Tripod Technology Corporation 29,799
123,000 Tung Ho Steel Enterprise
Corporation 260,581
Shares Common Stock (92.5%) Value
Taiwan (1.1%) - continued
82,000 United Microelectronics
Corporation $ 163,550
2,000 Universal Vision Biotechnology
Company, Ltd. 22,046
36,000 USI Corporation 53,152
13,000 Wah Lee Industrial Corporation 38,283
Total 10,249,778
Thailand (0.1%)
11,900 Advanced Info Service Public
Company, Ltd. NVDR 65,300
2,800 AEON Thana Sinsap (Thailand)
Public Company, Ltd. NVDR 19,936
115,500 AP (Thailand) Public Company, Ltd.
NVDR 31,881
26,200 Bangkok Bank Public Company,
Ltd. NVDR 102,060
40,600 Com7 Public Company, Ltd. NVDR 95,937
56,200 Eastern Polymer Group Public
Company, Ltd. NVDR 21,629
62,700 Intouch Holdings Public Company,
Ltd. NVDR 128,247
53,100 Kasikornbank pcl NVDR 224,757
78,000 Ratchthani Leasing Public
Company, Ltd. NVDR 10,963
94,500 Thai Vegetable Oil Public
Company, Ltd. NVDR 107,637
Total 808,347
Turkey (<0.1%)
15,008 Anadolu Efes Biracilik ve Malt
Sanayii AS 42,275
1,122 Ford Otomotiv Sanayi AS 23,826
17,062 Haci Omer Sabanci Holding AS 16,714
22,588 Is Yatirim Menkul Degerler AS 41,909
707 Koza Altin Isletmeleri AS
a
9,602
11,784 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
19,561
805 Otokar Otomotiv ve Savunma
Sanayi AS 33,644
17,549 TAV Havalimanlari Holding AS
a
45,693
1,586 Turkcell Iletisim Hizmetleri AS ADR 7,185
28,265 Turkiye Garanti Bankasi AS 24,637
3,228 Vestel Elektronik Sanayi ve Ticaret
AS
a
11,229
Total 276,275
United Kingdom (8.6%)
12,263 888 Holdings Public Company, Ltd. 72,248
11,831 Aston Martin Lagonda Global
Holdings plc
a,c
316,931
720,074 Auto Trader Group plc
a,c
5,668,827
51,501 Avacta Group plc
a
189,193
2,538 Bank of Georgia Group plc
a
35,822
30,875 Barratt Developments plc 329,195
10,172 Bellway plc 507,429
863,565 BP plc 3,615,170
96,292 British American Tobacco plc 3,572,740
163,226 BT Group plc
a
372,308
21,249 Carnival plc
a
496,727
16,986 Centamin plc 25,187
25,582 Central Asia Metals plc 98,217
125,683 Centrica plc
a
98,376
347,115 Cineworld Group plc
a
464,000

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.5%) Value
United Kingdom (8.6%) - continued
17,643 CMC Markets plc
c
$ 118,905
5,496 Coca-Cola European Partners plc 312,283
14,544 Computacenter plc 537,946
23,862 Crest Nicholson Holdings plc
a
134,718
23,315 Croda International plc 2,178,077
13,297 Dechra Pharmaceuticals plc 740,793
140,671 Diageo plc 6,314,892
68,931 easyJet plc
a
985,492
97,641 Eurasia Mining plc
a
36,786
77,710 FirstGroup plc
a
79,740
1,009 Frasers Group plc
a
7,178
1,773 Games Workshop Group plc 265,662
367 GB Group plc 4,554
5,266 Genus plc 369,839
1,674 Go-Ahead Group plc
a
28,251
82,020 Grainger plc 323,790
65,591 Halfords Group plc
a
341,502
264,535 Halma plc 9,452,482
150,797 Hammerson plc 83,054
2,688 Hill & Smith Holdings plc 54,661
46,754 Howden Joinery Group plc 522,310
206,854 HSBC Holdings plc 1,291,532
75,556 IG Group Holdings plc 955,851
13,024 IMI plc 286,196
83,400 Inchcape plc
a
900,193
28,264 InterContinental Hotels Group plc
a
2,008,518
45,797 Intermediate Capital Group plc 1,382,598
10,773 ITM Power plc
a
77,373
759,827 ITV plc
a
1,269,942
7,173 Jet2 plc
a
147,751
98,819 John Wood Group plc
a
384,183
60,348 Just Group plc
a
90,729
8,785 Kainos Group plc 185,384
24,506 LondonMetric Property plc 76,357
60,430 Marks and Spencer Group plc
a
131,831
5,441 Marshalls plc
a
54,631
16,199 Marston's plc
a
21,658
89,434 Melrose Industries plc 201,333
306,582 Moneysupermarket.com Group plc 1,156,165
8,476 Morgan Sindall Group plc 269,506
11,380 Network International Holdings
plc
a,c
66,036
2,925 Next plc
a
315,215
38,855 OSB Group plc 257,266
188,356 PageGroup plc
a
1,457,348
88,450 Paragon Banking Group plc 574,609
44,088 Pennon Group plc 629,747
77,727 Playtech plc 499,366
43,464 Redde Northgate plc 218,614
3,629 Redrow plc 34,640
287,766 RELX plc 7,466,195
1,448 Renishaw plc 125,024
25,800 Rio Tinto plc 2,160,928
361,880 Rolls-Royce Holdings plc
a
523,713
222,248 Royal Dutch Shell plc, Class A 4,181,861
358,593 Royal Dutch Shell plc, Class B 6,416,516
1,758 S4 Capital PLC
a
13,572
27,127 Savills plc 446,992
5,334 Spectris plc 239,602
13,387 Spirax-Sarco Engineering plc 2,185,070
102,107 Spirent Communications plc 361,459
17,327 SSP Group plc
a
76,666
29,649 St. James's Place plc 557,646
86,050 Stagecoach Group plc
a
106,832
97,823 Tate & Lyle plc 1,082,169
Shares Common Stock (92.5%) Value
United Kingdom (8.6%) - continued
406 Travis Perkins plc
a
$ 8,622
236,168 Tritax Big Box REIT plc 620,606
122,788 Tullow Oil plc
a
91,628
1,290 Vesuvius plc 9,579
77,754 Virgin Money UK plc
a
211,077
1,933 Vistry Group plc 33,042
456 Wickes Group plc
a
1,574
Total 80,620,230
United States (0.1%)
11,778 Yum China Holding, Inc. 741,072
Total 741,072
Total Common Stock
(cost $735,867,836) 870,027,267
Shares
Collateral Held for Securities
Loaned ( 2.9% )
27,681,344 Thrivent Cash Management Trust 27,681,344
Total Collateral Held for
Securities Loaned
(cost $27,681,344) 27,681,344
Shares Preferred Stock ( 0.4% )
Brazil (<0.1%)
6,200 Bradespar SA 81,129
Total 81,129
Germany (0.3%)
1,947 Sixt SE 160,627
9,409 Volkswagen AG 2,449,735
Total 2,610,362
South Korea (0.1%)
438 LG Chem , Ltd. 174,706
11,815 Samsung Electronics Company,
Ltd. 775,707
Total 950,413
Total Preferred Stock
(cost $2,905,593) 3,641,904
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (<0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
f
160,800
3,250,000 6.000%,  5/16/2024
f
141,375
637,000 6.000%,  11/15/2026
f
27,710
680,000 5.375%,  4/12/2027
f
29,580
70,000 5.500%,  4/12/2037
f
3,062
Total 362,527
Total Long-Term Fixed Income
(cost $3,822,422) 362,527

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 6.7% ) Value
Federal Home Loan Bank Discount
Notes
1,200,000 0.040%,  5/4/2021
g
$ 1,200,000
300,000 0.010%,  5/18/2021
g
300,000
3,500,000 0.017%,  6/16/2021
g
3,500,000
800,000 0.010%,  6/21/2021
g,h
800,000
3,800,000 0.015%,  6/23/2021
g,h
3,800,000
300,000 0.000%,  7/7/2021 299,994
300,000 0.015%,  7/14/2021
g,h
299,994
Thrivent Core Short-Term Reserve
Fund
5,227,815 0.180% 52,278,152
Total Short-Term Investments
(cost $62,410,989) 62,478,140
Total Investments (cost
$832,688,184) 102.5% $964,191,182
Other Assets and Liabilities,
Net (2.5%) (23,769,017)
Total Net Assets 100.0% $940,422,165
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $29,172,466 or 3.1% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Fund as of April 30, 2021:
Securities Lending Transactions
Common Stock $ 20,532,808
Total lending $20,532,808
Gross amount payable upon return of
collateral for securities loaned $27,681,344
Net amounts due to counterparty
$7,148,536
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SDR - Swedish Depository Receipt
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $143,661,647
Gross unrealized depreciation (14,166,324)
Net unrealized appreciation (depreciation) $129,495,323
Cost for federal income tax purposes $836,563,485

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 51,568,983 2,106,594 49,462,389 0
Consumer Discretionary 105,383,797 7,814,967 97,568,830 –
Consumer Staples 69,687,684 498,682 69,189,002 –
Energy 40,153,519 3,146,041 37,007,478 –
Financials 160,284,886 610,004 159,674,882 –
Health Care 81,837,786 310,572 81,527,214 –
Industrials 141,130,470 1,418,547 139,711,582 341
Information Technology 102,988,759 10,649,693 92,339,066 –
Materials 68,120,460 651,048 67,469,412 –
Real Estate^ 33,920,368 – 33,918,348 2,020
Utilities 14,950,555 54,039 14,896,516 –
Preferred Stock
Consumer Discretionary 2,449,735 – 2,449,735 –
Financials 81,129 – 81,129 –
Industrials 160,627 – 160,627 –
Information Technology 775,707 – 775,707 –
Materials 174,706 – 174,706 –
Long-Term Fixed Income
Energy 362,527 – 362,527 –
Short-Term Investments 10,199,988 – 10,199,988 –
Subtotal Investments in Securities $884,231,686 $27,260,187 $856,969,138 $2,361
Other Investments  * Total
Affiliated Short-Term Investments 52,278,152
Collateral Held for Securities Loaned 27,681,344
Subtotal Other Investments $79,959,496
Total Investments at Value $964,191,182
^Level 3 security in this section is fair valued at <$1
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,867,626 1,867,626 – –
Total Asset Derivatives $1,867,626 $1,867,626 $– $–
The following table presents International Allocation Fund's futures contracts held as of April 30, 2021. Investments and/or cash totaling
$4,899,994 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 566 June 2021 $ 62,013,964 $ 1,867,626
Total Futures Long Contracts $ 62,013,964 $ 1,867,626
Total Futures Contracts $ 62,013,964 $1,867,626

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2021, for International Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,867,626
Total Equity Contracts 1,867,626
Total Asset Derivatives $1,867,626
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2021, for
International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 9,506,103
Total Equity Contracts 9,506,103
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (266,183)
Total Foreign Exchange Contracts (266,183)
Total $9,239,920
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2021, for International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 8,135,149
Total Equity Contracts 8,135,149
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 563,025
Total Foreign Exchange Contracts 563,025
Total $8,698,174
The following table presents International Allocation Fund's average volume of derivative activity during the period ended April 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $82,085,552
Futures - Short (20,454,697)
Foreign Exchange Contracts
Futures - Long 39,271,656

International Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $49,546 $91,153 $88,421 $52,278 5,228 5.6%
Total Affiliated Short-Term Investments 49,546 52,278 5.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,557 52,268 26,144 27,681 27,681 2.9
Total Collateral Held for Securities Loaned 1,557 27,681 2.9
Total Value $51,103 $79,959
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $0 $0 $– $53
Total Income/Non Income Cash from Affiliated Investments $53
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 38
Total Affiliated Income from Securities Loaned, Net $38
Total $0 $0 $0

Large Cap Growth Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.2% ) Value
Communications Services (17.8%)
260,788 Activision Blizzard, Inc. $ 23,781,258
63,183 Alphabet, Inc., Class A
a
148,701,190
283,410 Facebook, Inc.
a
92,130,923
315,353 Live Nation Entertainment, Inc.
a
25,821,104
450,666 Twitter, Inc.
a
24,885,776
681,392 Uber Technologies, Inc.
a
37,319,840
Total 352,640,091
Consumer Discretionary (19.2%)
63,101 Amazon.com, Inc.
a
218,797,669
169,218 Aptiv plc
a
24,348,778
13,747 Booking Holdings, Inc.
a
33,901,202
54,558 Carvana Company
a
15,563,215
23,160 Chipotle Mexican Grill, Inc.
a
34,555,415
55,247 Penn National Gaming, Inc.
a
4,923,613
69,741 Tesla, Inc.
a
49,477,055
Total 381,566,947
Consumer Staples (0.4%)
200,241 BJ's Wholesale Club Holdings,
Inc.
a
8,944,765
Total 8,944,765
Financials (5.9%)
187,299 American Express Company 28,722,302
521,260 Charles Schwab Corporation 36,696,704
102,544 First Republic Bank 18,790,163
83,901 S&P Global, Inc. 32,754,111
Total 116,963,280
Health Care (13.0%)
89,336 Amgen, Inc. 21,408,479
259,493 Cerner Corporation 19,474,950
50,614 Dexcom, Inc.
a
19,542,065
227,141 Edwards Lifesciences Corporation
a
21,696,508
52,911 Humana, Inc. 23,558,094
34,663 Intuitive Surgical, Inc.
a
29,983,495
210,399 Novo Nordisk AS ADR 15,559,006
70,078 Stryker Corporation 18,404,585
82,333 Teladoc Health, Inc.
a,b
14,190,092
59,359 Thermo Fisher Scientific, Inc. 27,912,383
86,745 Veeva Systems, Inc.
a
24,501,125
129,560 Zoetis, Inc. 22,417,767
Total 258,648,549
Industrials (3.4%)
92,217 Honeywell International, Inc. 20,568,080
56,417 Lockheed Martin Corporation 21,470,053
90,733 Norfolk Southern Corporation 25,336,283
Total 67,374,416
Information Technology (38.5%)
122,384 Adobe, Inc.
a
62,212,683
1,136,705 Apple, Inc. 149,431,239
194,480 Mastercard, Inc. 74,303,029
594,577 Microsoft Corporation 149,940,428
96,469 NVIDIA Corporation 57,918,058
354,820 PayPal Holdings, Inc.
a
93,065,738
224,582 QUALCOMM, Inc. 31,171,982
221,594 Salesforce.com, Inc.
a
51,037,530
71,341 ServiceNow, Inc.
a
36,124,942
Shares Common Stock (98.2%) Value
Information Technology (38.5%) - continued
239,049 Square, Inc.
a
$ 58,523,976
Total 763,729,605
Total Common Stock
(cost $1,029,652,344) 1,949,867,653
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
174,500 Thrivent Cash Management Trust 174,500
Total Collateral Held for
Securities Loaned
(cost $174,500) 174,500
Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
3,614,738 0.180% 36,147,385
Total Short-Term Investments
(cost $36,125,780) 36,147,385
Total Investments (cost
$1,065,952,624) 100.0% $1,986,189,538
Other Assets and Liabilities, Net
(<0.1%) (68,120)
Total Net Assets 100.0% $1,986,121,418
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Growth Fund as of April 30, 2021:
Securities Lending Transactions
Common Stock $ 172,350
Total lending $172,350
Gross amount payable upon return of
collateral for securities loaned $174,500
Net amounts due to counterparty
$2,150
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 923,268,510
Gross unrealized depreciation (4,098,113)
Net unrealized appreciation (depreciation) $ 919,170,397
Cost for federal income tax purposes $ 1,067,019,141

Large Cap Growth Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 352,640,091 352,640,091 – –
Consumer Discretionary 381,566,947 381,566,947 – –
Consumer Staples 8,944,765 8,944,765 – –
Financials 116,963,280 116,963,280 – –
Health Care 258,648,549 258,648,549 – –
Industrials 67,374,416 67,374,416 – –
Information Technology 763,729,605 763,729,605 – –
Subtotal Investments in Securities $1,949,867,653 $1,949,867,653 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 36,147,385
Collateral Held for Securities Loaned 174,500
Subtotal Other Investments $36,321,885
Total Investments at Value $1,986,189,538
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $24,892 $240,938 $229,683 $36,147 3,615 1.8%
Total Affiliated Short-Term Investments 24,892 36,147 1.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   10,855 64,574 75,254 175 175 <0.1
Total Collateral Held for Securities Loaned 10,855 175 <0.1
Total Value $35,747 $36,322
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– $– $34
Total Income/Non Income Cash from Affiliated Investments $34
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 4
Total Affiliated Income from Securities Loaned, Net $4
Total $– $– $1

Large Cap Value Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Communications Services (7.0%)
10,010 Alphabet, Inc., Class C
a
$ 24,125,301
681,890 Comcast Corporation 38,288,124
288,117 Discovery, Inc., Class A
a,b
10,850,486
647,220 Verizon Communications, Inc. 37,402,844
Total 110,666,755
Consumer Discretionary (7.1%)
127,029 Aptiv plc
a
18,278,203
10,408 AutoZone, Inc.
a
15,238,561
143,023 D.R. Horton, Inc. 14,057,731
188,745 Lowe's Companies, Inc. 37,041,206
39,986 Mohawk Industries, Inc.
a
8,217,123
188,607 Sony Group Corporation ADR 18,890,877
Total 111,723,701
Consumer Staples (5.4%)
59,707 Kimberly-Clark Corporation 7,960,137
69,531 Lamb Weston Holdings, Inc. 5,597,246
334,874 Philip Morris International, Inc. 31,813,030
284,156 Wal-Mart Stores, Inc. 39,756,266
Total 85,126,679
Energy (5.5%)
472,886 BP plc ADR 11,897,812
240,934 ConocoPhillips 12,321,365
564,409 Devon Energy Corporation 13,195,882
534,589 Enterprise Products Partners, LP 12,300,893
105,432 Exxon Mobil Corporation 6,034,928
272,376 Halliburton Company 5,327,674
178,381 Marathon Petroleum Corporation 9,926,902
101,213 Pioneer Natural Resources
Company 15,569,596
Total 86,575,052
Financials (23.6%)
1,107,474 Bank of America Corporation 44,885,921
226,406 Capital One Financial Corporation 33,752,606
317,877 Charles Schwab Corporation 22,378,541
93,632 Chubb, Ltd. 16,066,315
205,854 Citigroup, Inc. 14,665,039
194,991 Comerica, Inc. 14,655,524
139,261 Discover Financial Services 15,875,754
345,040 Equitable Holdings, Inc. 11,810,719
312,801 J.P. Morgan Chase & Company 48,111,922
68,273 Marsh & McLennan Companies,
Inc. 9,264,646
364,392 Morgan Stanley 30,080,560
147,102 Raymond James Financial, Inc. 19,238,000
65,899 Torchmark Corporation 6,753,988
295,282 Truist Financial Corporation 17,513,175
880,167 Wells Fargo & Company 39,651,523
208,812 Zions Bancorporations NA 11,651,710
38,838 Zurich Insurance Group AG 15,933,622
Total 372,289,565
Health Care (14.8%)
78,521 AbbVie, Inc. 8,755,092
64,048 Anthem, Inc. 24,299,171
23,396 Becton, Dickinson and Company 5,821,159
43,775 Biogen, Inc.
a
11,702,371
168,734 Centene Corporation
a
10,417,637
92,893 Cigna Holding Company 23,131,286
163,631 CVS Health Corporation 12,501,408
Shares Common Stock (98.0%) Value
Health Care (14.8%) - continued
238,224 GlaxoSmithKline plc ADR
b
$ 8,895,284
89,735 HCA Healthcare, Inc. 18,042,119
222,434 Johnson & Johnson 36,196,685
264,671 Medtronic plc 34,650,727
417,550 Merck & Company, Inc. 31,107,475
40,162 Zimmer Biomet Holdings, Inc. 7,115,100
Total 232,635,514
Industrials (13.4%)
25,900 Boeing Company
a
6,068,629
90,441 Carlisle Companies, Inc. 17,333,018
117,451 CSX Corporation 11,833,188
409,972 Delta Air Lines, Inc.
a
19,235,886
100,677 General Dynamics Corporation 19,151,786
453,850 Johnson Controls International plc 28,293,009
38,727 Kansas City Southern 11,316,417
88,600 L3Harris Technologies, Inc. 18,537,778
97,853 Otis Worldwide Corporation 7,619,813
59,582 Parker-Hannifin Corporation 18,697,427
182,123 Raytheon Technologies
Corporation 15,159,919
112,961 United Parcel Service, Inc. 23,028,229
44,318 United Rentals, Inc.
a
14,179,544
Total 210,454,643
Information Technology (11.3%)
854,556 Cisco Systems, Inc. 43,505,446
166,719 Microsoft Corporation 42,043,197
190,415 Oracle Corporation 14,431,553
159,655 QUALCOMM, Inc. 22,160,114
15,863 Samsung Electronics Company,
Ltd. GDR 28,903,494
109,469 Texas Instruments, Inc. 19,760,249
40,413 VMware, Inc.
a,b
6,499,623
Total 177,303,676
Materials (5.0%)
447,889 Axalta Coating Systems, Ltd.
a
14,283,180
401,935 CF Industries Holdings, Inc. 19,546,099
91,633 Eastman Chemical Company 10,573,532
73,271 LyondellBasell Industries NV 7,601,134
20,714 Martin Marietta Materials, Inc. 7,314,528
234,394 Nucor Corporation 19,281,250
Total 78,599,723
Real Estate (2.4%)
210,255 American Campus Communities,
Inc. 9,505,628
47,192 AvalonBay Communities, Inc. 9,060,864
121,743 CBRE Group, Inc.
a
10,372,504
471,454 Host Hotels & Resorts, Inc.
a
8,561,605
Total 37,500,601
Utilities (2.5%)
171,929 Duke Energy Corporation 17,311,531
100,181 Entergy Corporation 10,948,781
248,036 Exelon Corporation 11,146,738
Total 39,407,050
Total Common Stock
(cost $1,000,157,665) 1,542,282,959

Large Cap Value Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1.3% ) Value
20,527,825 Thrivent Cash Management Trust $ 20,527,825
Total Collateral Held for
Securities Loaned
(cost $20,527,825) 20,527,825
Shares Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
3,396,618 0.180% 33,966,176
Total Short-Term Investments
(cost $33,943,348) 33,966,176
Total Investments (cost
$1,054,628,838) 101.5% $1,596,776,960
Other Assets and Liabilities, Net
(1.5%) (22,911,458)
Total Net Assets 100.0% $1,573,865,502
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of April 30, 2021:
Securities Lending Transactions
Common Stock $ 19,968,849
Total lending $19,968,849
Gross amount payable upon return of
collateral for securities loaned $20,527,825
Net amounts due to counterparty
$558,976
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 560,852,054
Gross unrealized depreciation (18,429,992)
Net unrealized appreciation (depreciation) $ 542,422,062
Cost for federal income tax purposes $ 1,054,354,898
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 110,666,755 110,666,755 – –
Consumer Discretionary 111,723,701 111,723,701 – –
Consumer Staples 85,126,679 85,126,679 – –
Energy 86,575,052 86,575,052 – –
Financials 372,289,565 356,355,943 15,933,622 –
Health Care 232,635,514 232,635,514 – –
Industrials 210,454,643 210,454,643 – –
Information Technology 177,303,676 148,400,182 28,903,494 –
Materials 78,599,723 78,599,723 – –
Real Estate 37,500,601 37,500,601 – –
Utilities 39,407,050 39,407,050 – –
Subtotal Investments in Securities $1,542,282,959 $1,497,445,843 $44,837,116 $–
Other Investments  * Total
Affiliated Short-Term Investments 33,966,176
Collateral Held for Securities Loaned 20,527,825
Subtotal Other Investments $54,494,001
Total Investments at Value $1,596,776,960
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $17,758 $109,657 $93,449 $33,966 3,397 2.2%
Total Affiliated Short-Term Investments 17,758 33,966 2.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   12,892 65,429 57,793 20,528 20,528 1.3
Total Collateral Held for Securities Loaned 12,892 20,528 1.3
Total Value $30,650 $54,494
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– $– $25
Total Income/Non Income Cash from Affiliated Investments $25
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 8
Total Affiliated Income from Securities Loaned, Net $8
Total $– $– $1

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 96.6% ) Value
Asset-Backed Securities (17.2%)
Affirm Asset Securitization Trust
$ 5,500,000
0.880%,  8/15/2025, Ser.
2021-A, Class A
a
$ 5,508,746
Aimco CLO 11, Ltd.
5,500,000
1.564%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
a,b
5,507,144
Apidos CLO XXVI
2,750,000
1.540%,  (LIBOR 3M +
1.350%), 7/18/2029, Ser.
2017-26A, Class A1B
a,b
2,750,115
Arch Street CLO, Ltd.
10,000,000
1.197%,  (LIBOR 3M +
1.000%), 10/20/2028, Ser.
2016-2A, Class AR2
a,b
10,001,110
7,500,000
1.897%,  (LIBOR 3M +
1.700%), 10/20/2028, Ser.
2016-2A, Class BR2
a,b
7,500,817
Ares XXXVII CLO, Ltd.
4,000,000
1.354%,  (LIBOR 3M +
1.170%), 10/15/2030, Ser.
2015-4A, Class A1R
a,b
3,998,780
Arkansas Student Loan Authority
3,882,607
1.088%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
b
3,888,891
Assurant CLO III, Ltd.
5,200,000
1.418%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-3A, Class A
a,b
5,200,224
Atrium IX
4,000,000
1.181%,  (LIBOR 3M +
0.990%), 5/28/2030, Ser. 9A,
Class AR2
a,b
4,000,532
Axis Equipment Finance
Receivables Trust
1,270,331
2.630%,  6/20/2024, Ser.
2019-1A, Class A2
a
1,290,387
BCC Funding XVII, LLC
4,000,000
0.910%,  8/20/2025, Ser.
2020-1, Class A2
a
4,015,691
Benefit Street Partners CLO II, Ltd.
3,000,000
1.634%,  (LIBOR 3M +
1.450%), 7/15/2029, Ser.
2013-IIA, Class A2R2
a,b
2,993,265
Benefit Street Partners CLO IV, Ltd.
5,500,000
1.368%,  (LIBOR 3M +
1.180%), 1/20/2032, Ser.
2014-IVA, Class ARRR
a,b
5,489,275
BlueMountain CLO, Ltd.
3,280,105
1.418%,  (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
a,b
3,281,056
4,022,000
1.188%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
a,b
4,005,594
CarVal CLO II, Ltd.
7,500,000
1.298%,  (LIBOR 3M +
1.110%), 4/20/2032, Ser.
2019-1A, Class ANR
a,b
7,494,023
Principal
Amount Long-Term Fixed Income (96.6%) Value
Asset-Backed Securities (17.2%) - continued
CBAM, Ltd.
$ 6,100,000
1.464%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,b
$ 6,100,756
Commonbond Student Loan Trust
53,794
3.200%,  6/25/2032, Ser.
2015-A, Class A
a
53,960
427,508
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
436,077
1,424,869
0.606%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
1,415,218
Conn's Receivables Funding
746,604
1.710%,  6/16/2025, Ser.
2020-A, Class A
a
749,303
CoreVest American Finance Trust
1,373,887
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
1,435,134
Earnest Student Loan Program,
LLC
436,058
2.650%,  1/25/2041, Ser.
2017-A, Class A2
a
438,646
ECMC Group Student Loan Trust
5,070,419
1.256%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,b
5,122,193
Education Funding Trust
3,330,121
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
3,422,891
Flatiron CLO, Ltd.
4,000,000
1.648%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,b
3,984,316
Freedom ABS Trust
934,395
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
a
940,323
Galaxy XX CLO, Ltd.
6,482,000
1.188%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
a,b
6,473,761
Galaxy XXIII CLO, Ltd.
6,000,000
1.526%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,b
5,986,428
Garrison BSL CLO, Ltd.
4,231,572
1.160%,  (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-3A, Class A1
a,b
4,231,941
Genesis Private Label Amortizing
Trust
972,532
2.080%,  7/20/2030, Ser.
2020-1, Class A
a
973,658
Genesis Sales Finance Master
Trust
4,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
4,534,216
GoldenTree Loan Opportunities,
Ltd.
3,000,000
1.477%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,b
3,002,166

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Asset-Backed Securities (17.2%) - continued
Golub Capital Partners, Ltd.
$ 5,351,981
1.338%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
a,b
$ 5,352,452
Gracie Point International Funding
6,000,000
0.860%,  (LIBOR 1M +
0.750%), 11/1/2023, Ser.
2021-1A, Class A
a,b,c
6,000,000
Invitation Homes Trust
7,113,532
1.215%,  (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,b
7,157,844
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
4,670,000
0.912%,  (LIBOR 1M +
0.780%), 3/25/2051, Ser.
2021-1
b
4,690,795
Longfellow Place CLO, Ltd.
9,000,000
1.934%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,b
8,999,964
Madison Park Funding XI, Ltd.
3,500,000
1.623%,  (LIBOR 3M +
1.450%), 7/23/2029, Ser.
2013-11A, Class BR2
a,b
3,498,614
Madison Park Funding XXV, Ltd.
7,000,000
1.743%,  (LIBOR 3M +
1.650%), 4/25/2029, Ser.
2017-25A, Class A2R
a,b
7,000,833
Madison Park Funding, Ltd.
4,500,000
1.788%,  (LIBOR 3M +
1.600%), 1/20/2029, Ser.
2012-10A, Class BR3
a,b
4,500,090
Marlette Funding Trust
360,451
3.440%,  4/16/2029, Ser.
2019-1A, Class A
a
362,314
Mercury Financial Credit Card
Master Trust
3,300,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
a
3,308,733
MRA Issuance Trust
7,500,000
1.456%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
a,b
7,502,136
National Collegiate Trust
1,086,586
0.401%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
1,067,111
Nationstar HECM Loan Trust
1,907,697
2.272%,  11/25/2029, Ser.
2019-2A, Class A
a,b
1,911,155
Navient Student Loan Trust
1,662,029
0.706%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
1,665,830
688,828
0.856%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
689,195
Principal
Amount Long-Term Fixed Income (96.6%) Value
Asset-Backed Securities (17.2%) - continued
Neuberger Berman CLO XIV, Ltd.
$ 3,500,000
1.214%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
a,b
$ 3,492,433
Neuberger Berman CLO, Ltd.
3,000,000
1.214%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
a,b
2,998,464
New Hampshire Higher Education
Loan Corporation
4,422,798
1.306%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
b
4,567,714
Northstar Education Finance, Inc.
515,626
0.806%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
518,002
Octagon Investment Partners XVII,
Ltd.
5,425,000
1.176%,  (LIBOR 3M +
1.000%), 1/25/2031, Ser.
2013-1A, Class A1R2
a,b
5,417,844
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,550,989
OZLM VIII, Ltd.
4,350,758
1.360%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
a,b
4,351,828
OZLM XI, Ltd.
6,677,011
1.436%,  (LIBOR 3M +
1.250%), 10/30/2030, Ser.
2015-11A, Class A1R
a,b
6,658,777
Palmer Square CLO, Ltd.
2,750,000
1.582%,  (LIBOR 3M +
1.400%), 5/21/2029, Ser.
2015-1A, Class A2R3
a,b
2,749,992
Parallel 2019-1, Ltd.
3,000,000
1.548%,  (LIBOR 3M +
1.360%), 7/20/2032, Ser.
2019-1A, Class A1
a,b
3,000,129
Progress Residential Trust
2,980,677
2.768%,  8/17/2034, Ser.
2017-SFR1, Class A
a
2,992,662
2,997,040
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
a
3,061,725
3,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
3,077,339
SLM Student Loan Trust
2,660,234
0.506%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
2,615,395
Small Business Lending Trust
235,812
2.850%,  7/15/2026, Ser.
2019-A, Class A
a
235,563
640,509
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
642,841
SoFi Consumer Loan Program
Trust
574,738
3.010%,  4/25/2028, Ser.
2019-2, Class A
a
578,343
438,748
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
442,773

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Asset-Backed Securities (17.2%) - continued
SoFi Professional Loan Program,
LLC
$ 205,044
2.510%,  8/25/2033, Ser.
2015-C, Class A2
a
$ 205,267
109,242
0.956%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,b
109,452
Sound Point CLO XIV, Ltd.
5,500,000
1.673%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,b
5,488,973
Sound Point CLO XV, Ltd.
9,000,000
1.701%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,b
9,001,035
Sound Point CLO XX, Ltd.
3,000,000
1.276%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,b
2,998,893
TCW CLO 2019-1 AMR, Ltd.
5,500,000
1.869%,  (LIBOR 3M +
1.675%), 2/15/2029, Ser.
2019-1A, Class B
a,b
5,495,133
THL Credit Wind River CLO, Ltd.
1,500,000
1.618%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
a,b
1,505,090
Upstart Securitization Trust
549,227
2.897%,  9/20/2029, Ser.
2019-2, Class A
a
551,395
1,121,707
2.684%,  1/21/2030, Ser.
2019-3, Class A
a
1,130,160
2,447,186
2.322%,  4/22/2030, Ser.
2020-1, Class A
a
2,469,078
2,251,328
1.702%,  11/20/2030, Ser.
2020-3, Class A
a
2,268,091
3,191,274
0.870%,  3/20/2031, Ser.
2021-1, Class A
a
3,191,651
VCAT Asset Securitization, LLC
3,781,481
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,d
3,788,835
Voya CLO, Ltd.
1,248,050
1.384%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
a,b
1,247,670
Whitebox CLO II, Ltd.
2,750,000
2.126%,  (LIBOR 3M +
1.950%), 10/24/2031, Ser.
2020-2A, Class A2
a,b
2,760,821
Total 283,098,060
Basic Materials (1.1%)
Air Products and Chemicals, Inc.
975,000 1.500%,  10/15/2025 996,133
Anglo American Capital plc
2,500,000 5.375%,  4/1/2025
a
2,872,933
DowDuPont, Inc.
2,000,000 4.205%,  11/15/2023 2,169,052
EI du Pont de Nemours &
Company
800,000 1.700%,  7/15/2025 822,374
Principal
Amount Long-Term Fixed Income (96.6%) Value
Basic Materials (1.1%) - continued
Freeport-McMoRan, Inc.
$ 2,000,000 4.550%,  11/14/2024 $ 2,185,000
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,546,020
2,000,000 4.625%,  4/29/2024
a
2,209,630
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,118,705
LYB International Finance III, LLC
1,400,000 1.250%,  10/1/2025 1,399,213
Mosaic Company
750,000 3.250%,  11/15/2022 779,561
Nucor Corporation
950,000 2.000%,  6/1/2025 983,006
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 967,703
Syngenta Finance NV
1,000,000 4.892%,  4/24/2025
a
1,084,008
Total 19,133,338
Capital Goods (2.0%)
Boeing Company
3,250,000 4.875%,  5/1/2025 3,644,780
2,500,000 2.196%,  2/4/2026 2,504,486
Caterpillar Financial Services
Corporation
1,580,000 1.950%,  11/18/2022 1,622,575
1,075,000 0.450%,  9/14/2023 1,078,486
1,700,000 0.800%,  11/13/2025 1,684,808
CNH Industrial Capital, LLC
1,180,000 1.950%,  7/2/2023 1,213,054
General Electric Company
1,010,000 3.450%,  5/15/2024 1,089,365
Honeywell International, Inc.
1,075,000 1.350%,  6/1/2025 1,097,901
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 872,437
John Deere Capital Corporation
1,400,000 0.400%,  10/10/2023 1,403,265
1,750,000 0.700%,  1/15/2026 1,733,764
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,469,022
PACCAR Financial Corporation
1,350,000 2.650%,  4/6/2023 1,411,983
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,319,693
1,750,000 0.875%,  11/15/2025 1,731,157
Roper Technologies, Inc.
1,250,000 3.650%,  9/15/2023 1,335,959
750,000 2.350%,  9/15/2024 787,625
825,000 1.000%,  9/15/2025 818,194
Siemens
Financieringsmaatschappij NV
2,000,000
0.800%,  (LIBOR 3M +
0.610%), 3/16/2022
a,b
2,010,446
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,164,801
W.W. Grainger, Inc.
1,125,000 1.850%,  2/15/2025 1,167,893
Total 33,161,694

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Collateralized Mortgage Obligations (12.8%)
Banc of America Funding Trust
$ 384,044
2.365%,  1/25/2035, Ser.
2004-D, Class 4A1
b
$ 399,240
1,191,225
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,223,434
Bear Stearns Adjustable Rate
Mortgage Trust
129,425
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
131,914
419,927
4.753%,  10/25/2036, Ser.
2006-4, Class 1A1
b
412,393
Bellemeade Re, Ltd.
3,500,000
2.106%,  (LIBOR 1M +
2.000%), 10/25/2030, Ser.
2020-3A, Class M1A
a,b
3,517,501
3,500,000
1.760%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,b
3,508,624
BRAVO Residential Funding Trust
1,095,971
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
1,126,071
Business Jet Securities, LLC
2,880,582
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
2,925,879
Cascade Funding Mortgage Trust
4,446,720
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
4,448,546
3,288,561
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
3,284,669
4,904,525
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
4,902,108
2,065,035
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,b
2,148,796
Chase Mortgage Finance Trust
Series
1,527,223
2.793%,  7/25/2037, Ser.
2007-A2, Class 1M
b
1,498,494
Citigroup Mortgage Loan Trust,
Inc.
1,055,382
2.875%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
1,051,688
Countrywide Alternative Loan Trust
138,674
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 126,829
142,788
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 137,906
Credit Suisse Mortgage Trust
1,120,709
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
a
1,119,328
4,455,366
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,b
4,515,605
Federal Home Loan Mortgage
Corporation - REMIC
766,553
3.000%,  8/15/2040, Ser.
4364, Class A 779,313
Federal National Mortgage
Association - REMIC
3,167,978
4.000%,  3/25/2029, Ser.
2012-74, Class V 3,218,741
Principal
Amount Long-Term Fixed Income (96.6%) Value
Collateralized Mortgage Obligations (12.8%) -
continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 770
2.250%,  6/25/2025, Ser.
2010-58, Class PT $ 772
Finance of America HECM Buyout
2021-HB1
1,923,982
0.875%,  2/25/2031, Ser.
2021-HB1, Class A
a,b
1,924,202
Foundation Finance Trust
3,900,000
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
3,885,101
FWD Securitization Trust
2,631,989
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,b
2,724,994
GCT Commercial Mortgage Trust
2,500,000
1.365%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,b
2,502,246
Genworth Mortgage Insurance
Corporation
1,736,601
2.006%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
a,b
1,739,758
5,000,000
2.160%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
a,b
5,021,324
GMAC Mortgage Corporation
Loan Trust
14,359
0.609%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
18,748
93,554
5.750%,  10/25/2036, Ser.
2006-HE3, Class A2
b
98,588
GS Mortgage-Backed Securities
Trust
2,352,514
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
2,490,385
695,410
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,b
705,707
1,301,343
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
1,312,117
GSAA Home Equity Trust
920,881
4.554%,  8/25/2034, Ser.
2004-10, Class M2 972,034
Homeward Opportunities Fund I
Trust
2,268,923
3.454%,  1/25/2059, Ser.
2019-1, Class A1
a,b
2,292,416
Homeward Opportunities Fund
Trust
5,500,000
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,d
5,540,678
J.P. Morgan Alternative Loan Trust
416,246
3.162%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
398,185
J.P. Morgan Mortgage Trust
213,338
2.913%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
187,945
Legacy Mortgage Asset Trust
1,786,799
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,d
1,807,074

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Collateralized Mortgage Obligations (12.8%) -
continued
LHOME Mortgage Trust
$ 2,500,000
3.844%,  3/25/2024, Ser.
2019-RTL2, Class A1
a
$ 2,516,417
4,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
a,b
4,002,664
Long Beach Mortgage Loan Trust
286,864
0.976%,  (LIBOR 1M +
0.870%), 2/25/2035, Ser.
2005-1, Class M3
b
286,986
Master Asset Securitization Trust
456,098
0.606%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
100,483
Mello Warehouse Securitization
Trust
5,500,000
1.006%,  (LIBOR 1M +
0.900%), 10/25/2053, Ser.
2020-1, Class A
a,b
5,510,668
3,200,000
0.906%,  (LIBOR 1M +
0.800%), 11/25/2053, Ser.
2020-2, Class A
a,b
3,206,122
5,000,000
1.006%,  (LIBOR 1M +
0.900%), 2/25/2055, Ser.
2021-1, Class B
a,b
5,019,191
Merrill Lynch Mortgage Investors
Trust
176,105
1.291%,  (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
b
176,192
Mortgage Equity Conversion Asset
Trust
982,667
0.550%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
956,760
972,120
0.530%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
948,519
MRA Issuance Trust
6,500,000
1.853%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
a,b
6,499,886
8,000,000
1.265%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
a,b
8,000,003
New Residential Mortgage, LLC
2,161,405
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
a
2,163,399
New York Mortgage Trust
2,941,672
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,b
2,954,701
Oak Street Investment
2,581,108
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,608,352
Oaktown Re II, Ltd.
206,553
1.656%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
a,b
206,619
Oaktown Re, Ltd.
4,682,000
1.660%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,b
4,706,418
Principal
Amount Long-Term Fixed Income (96.6%) Value
Collateralized Mortgage Obligations (12.8%) -
continued
Palmer Square Loan Funding, Ltd.
$ 10,000,000
1.447%,  (LIBOR 3M +
1.250%), 5/20/2029, Ser.
2021-2A, Class A2
a,b
$ 10,002,100
Preston Ridge Partners Mortgage
Trust, LLC
3,175,128
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
a,b
3,200,619
3,985,500
2.857%,  9/25/2025, Ser.
2020-3, Class A1
a,d
4,007,632
3,907,672
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,d
3,919,228
3,723,098
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,b
3,724,097
Pretium Mortgage Credit Partners,
LLC
2,658,078
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,d
2,657,682
Radnor RE, Ltd.
177,459
1.506%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
a,b
177,496
RCO Mortgage, LLC
3,737,057
3.475%,  11/25/2024, Ser.
2019-2, Class A1
a,d
3,744,161
Residential Funding Mortgage
Security I Trust
69,462
5.500%,  10/25/2021, Ser.
2006-S10, Class 2A1 58,545
Silver Hill Trust
4,047,087
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,b
4,203,868
Stanwich Mortgage Loan Trust
2,655,023
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
a,d
2,670,245
Starwood Mortgage Residential
Trust
1,640,099
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,b
1,666,090
Terwin Mortgage Trust
1,445,006
1.606%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
1,451,618
Toorak Mortgage Corporation
4,513,808
4.458%,  3/25/2022, Ser.
2019-1, Class A1
a,d
4,576,075
2,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 2,534,842
3,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,d
3,509,115
TVC Mortgage Trust
5,450,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
5,493,498
Vericrest Opportunity Loan
Transferee
4,176,871
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,d
4,177,390
4,591,408
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,d
4,568,765
6,051,209
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
a,d
6,048,108

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Collateralized Mortgage Obligations (12.8%) -
continued
$ 3,819,302
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,d
$ 3,816,726
3,907,970
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,d
3,908,200
Verus Securitization Trust
2,291,206
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
a,b
2,333,885
1,314,586
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
a,b
1,334,123
Visio 2020-1R Trust
1,932,188
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
1,941,958
Wachovia Asset Securitization, Inc.
192,509
0.246%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,e
179,556
Wachovia Mortgage Loan Trust,
LLC
73,295
2.688%,  5/20/2036, Ser.
2006-A, Class 2A1
b
75,361
WaMu Mortgage Pass Through
Certificates
979,262
0.996%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
919,765
Total 210,863,481
Commercial Mortgage-Backed Securities (0.3%)
BFLD Trust
3,750,000
1.265%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
a,b
3,773,291
Federal National Mortgage
Association - ACES
228,238
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
b
229,052
GSAA Home Equity Trust
888,170
2.056%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
b
964,536
Total 4,966,879
Communications Services (2.7%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,609,446
1,500,000 4.400%,  2/15/2026 1,692,485
AT&T, Inc.
2,000,000
1.084%,  (LIBOR 3M +
0.890%), 2/15/2023
b
2,016,180
1,800,000 4.125%,  2/17/2026 2,026,561
Bell Canada
3,750,000 0.750%,  3/17/2024 3,745,822
British Sky Broadcasting Group
plc
2,000,000 3.750%,  9/16/2024
a
2,195,906
Charter Communications
Operating, LLC
2,125,000 4.500%,  2/1/2024 2,322,703
1,500,000 4.908%,  7/23/2025 1,705,835
Cox Communications, Inc.
1,500,000 3.150%,  8/15/2024
a
1,606,161
Principal
Amount Long-Term Fixed Income (96.6%) Value
Communications Services (2.7%) - continued
Crown Castle International
Corporation
$ 1,000,000 3.200%,  9/1/2024 $ 1,071,520
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,094,864
Fox Corporation
1,000,000 3.666%,  1/25/2022 1,024,155
1,060,000 3.050%,  4/7/2025 1,132,737
NBN Company, Ltd.
2,000,000 1.450%,  5/5/2026
a,c
1,998,383
Netflix, Inc.
2,700,000 5.875%,  2/15/2025 3,121,875
NTT Finance Corporation
1,225,000 0.583%,  3/1/2024
a
1,223,307
Omnicom Group, Inc.
1,250,000 3.625%,  5/1/2022 1,289,819
Sprint Corporation
3,550,000 7.125%,  6/15/2024 4,099,789
T-Mobile USA, Inc.
2,265,000 3.500%,  4/15/2025
a
2,456,121
Verizon Communications, Inc.
870,000 0.750%,  3/22/2024 873,355
3,400,000 0.850%,  11/20/2025 3,354,975
ViacomCBS, Inc.
1,750,000 3.700%,  8/15/2024 1,901,167
Walt Disney Company
1,335,000 1.750%,  1/13/2026 1,372,443
Total 44,935,609
Consumer Cyclical (5.3%)
7-Eleven, Inc.
3,050,000 0.950%,  2/10/2026
a
2,994,790
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 522,227
American Honda Finance
Corporation
1,050,000 1.950%,  5/10/2023 1,082,182
1,090,000 0.650%,  9/8/2023 1,096,370
2,000,000 0.550%,  7/12/2024 1,997,163
1,070,000 1.200%,  7/8/2025 1,077,178
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
a
2,139,495
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 1,005,293
Daimler Finance North America,
LLC
1,125,000 1.750%,  3/10/2023
a
1,148,287
1,000,000
1.032%,  (LIBOR 3M +
0.840%), 5/4/2023
a,b
1,009,897
2,000,000 0.750%,  3/1/2024
a
1,993,950
Expedia Group, Inc.
3,000,000 6.250%,  5/1/2025
a
3,489,847
Ford Motor Credit Company, LLC
1,000,000
1.429%,  (LIBOR 3M +
1.235%), 2/15/2023
b
992,247
2,160,000 3.370%,  11/17/2023 2,224,800
2,750,000 3.810%,  1/9/2024 2,853,125
1,400,000 3.375%,  11/13/2025 1,432,354
General Motors Company
1,500,000 6.125%,  10/1/2025 1,780,208

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Consumer Cyclical (5.3%) - continued
General Motors Financial
Company, Inc.
$ 2,750,000 1.050%,  3/8/2024 $ 2,755,796
2,100,000 3.950%,  4/13/2024 2,271,529
1,580,000 2.900%,  2/26/2025 1,668,729
1,075,000 2.750%,  6/20/2025 1,131,323
Harley-Davidson Financial
Services, Inc.
574,000 4.050%,  2/4/2022
a
589,334
Hyundai Capital America
1,600,000 0.800%,  1/8/2024
a
1,591,563
1,360,000 1.800%,  10/15/2025
a
1,370,921
Hyundai Capital Services, Inc.
2,000,000 3.000%,  3/6/2022
a
2,039,069
1,500,000 3.000%,  8/29/2022
a
1,544,136
1,250,000 1.250%,  2/8/2026
a
1,226,222
Kohl's Corporation
3,164,000 9.500%,  5/15/2025
f
4,085,451
Lennar Corporation
1,260,000 4.875%,  12/15/2023 1,378,087
700,000 5.875%,  11/15/2024 796,025
1,400,000 4.750%,  5/30/2025 1,574,622
Lowe's Companies, Inc.
800,000 4.000%,  4/15/2025 887,542
Marriott International, Inc.
1,350,000 3.600%,  4/15/2024 1,438,194
1,000,000 5.750%,  5/1/2025 1,151,143
800,000 3.750%,  10/1/2025 861,844
Nissan Motor Company, Ltd.
3,250,000 3.043%,  9/15/2023
a
3,400,285
Owl Rock Capital Corporation
1,500,000 3.400%,  7/15/2026 1,555,510
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,642,467
Ralph Lauren Corporation
800,000 1.700%,  6/15/2022 813,092
Starbucks Corporation
1,100,000 1.300%,  5/7/2022 1,112,231
Target Corporation
1,060,000 2.250%,  4/15/2025 1,115,859
TJX Companies, Inc.
1,325,000 3.500%,  4/15/2025 1,450,165
Toll Brothers Finance Corporation
1,750,000 5.875%,  2/15/2022 1,793,750
2,300,000 4.375%,  4/15/2023 2,415,000
Toyota Motor Credit Corporation
1,625,000 0.500%,  8/14/2023 1,630,664
1,750,000 0.450%,  1/11/2024 1,750,054
1,075,000 1.800%,  2/13/2025 1,112,353
1,125,000 0.800%,  10/16/2025 1,117,209
VF Corporation
1,100,000 2.050%,  4/23/2022 1,117,782
ViacomCBS, Inc.
1,600,000 4.750%,  5/15/2025 1,813,118
Volkswagen Group of America
Finance, LLC
1,500,000 0.750%,  11/23/2022
a
1,504,989
2,000,000 4.250%,  11/13/2023
a
2,175,453
1,500,000 2.850%,  9/26/2024
a
1,594,192
Total 87,315,116
Principal
Amount Long-Term Fixed Income (96.6%) Value
Consumer Non-Cyclical (5.1%)
Abbott Laboratories
$ 1,262,000 2.550%,  3/15/2022 $ 1,287,654
AbbVie, Inc.
2,100,000 2.300%,  11/21/2022 2,161,320
2,000,000 3.850%,  6/15/2024 2,181,112
2,080,000 3.600%,  5/14/2025 2,273,746
Amgen, Inc.
1,680,000 1.900%,  2/21/2025 1,740,026
Anheuser-Busch InBev Worldwide,
Inc.
1,750,000 4.150%,  1/23/2025 1,951,789
Anthem, Inc.
1,225,000 2.375%,  1/15/2025 1,285,212
AstraZeneca plc
1,950,000 0.700%,  4/8/2026 1,896,815
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,985,208
Boston Scientific Corporation
2,100,000 3.450%,  3/1/2024 2,252,839
Bristol-Myers Squibb Company
1,700,000 0.537%,  11/13/2023 1,702,022
Bunge, Ltd. Finance Corporation
1,300,000 1.630%,  8/17/2025 1,315,439
Cargill, Inc.
1,000,000 3.250%,  3/1/2023
a
1,054,759
1,200,000 1.375%,  7/23/2023
a
1,225,424
Centene Corporation
2,175,000 5.375%,  8/15/2026
a
2,281,575
3,000,000 4.250%,  12/15/2027 3,144,330
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,079,459
Coca-Cola Company
1,100,000 2.950%,  3/25/2025 1,192,279
Coca-Cola European Partners plc
2,250,000 0.800%,  5/3/2024
a,c
2,249,502
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,929,999
Constellation Brands, Inc.
1,000,000 2.700%,  5/9/2022 1,020,861
1,500,000 3.200%,  2/15/2023 1,567,738
CVS Health Corporation
755,000 3.700%,  3/9/2023 799,092
241,000 4.100%,  3/25/2025 268,457
Diageo Capital plc
800,000 1.375%,  9/29/2025 811,981
General Mills, Inc.
1,500,000
1.200%,  (LIBOR 3M +
1.010%), 10/17/2023
b
1,524,689
Gilead Sciences, Inc.
1,625,000 0.750%,  9/29/2023 1,627,829
HCA, Inc.
3,000,000 5.875%,  5/1/2023 3,273,984
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,846,281
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,545,515
Keurig Dr Pepper, Inc.
3,000,000 0.750%,  3/15/2024 3,002,426
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,700,361

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Consumer Non-Cyclical (5.1%) - continued
McKesson Corporation
$ 2,000,000 0.900%,  12/3/2025 $ 1,971,304
Mylan NV
1,125,000 3.150%,  6/15/2021 1,127,396
Nestle Holdings, Inc.
1,355,000 0.375%,  1/15/2024
a
1,351,136
Novartis Capital Corporation
2,400,000 1.750%,  2/14/2025 2,478,599
PepsiCo, Inc.
1,850,000 2.250%,  3/19/2025 1,953,697
Pernod Ricard SA
1,915,000 4.250%,  7/15/2022
a
1,997,028
Philip Morris International, Inc.
1,100,000 1.125%,  5/1/2023 1,116,295
1,650,000 0.875%,  5/1/2026 1,624,502
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025
a
3,783,701
Smithfield Foods, Inc.
2,000,000 2.650%,  10/3/2021
a
2,015,339
Thermo Fisher Scientific, Inc.
800,000 4.133%,  3/25/2025 890,527
Unilever Capital Corporation
1,085,000 0.375%,  9/14/2023 1,087,074
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024 1,082,628
Upjohn, Inc.
800,000 1.650%,  6/22/2025
a
808,062
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,510,778
Total 83,977,789
Energy (4.2%)
BP Capital Markets America, Inc.
1,500,000
0.840%,  (LIBOR 3M +
0.650%), 9/19/2022
b
1,506,584
1,000,000 3.790%,  2/6/2024 1,083,935
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,632,963
Cenovus Energy, Inc.
2,500,000 5.375%,  7/15/2025 2,842,489
Cheniere Corpus Christi Holdings,
LLC
2,675,000 5.875%,  3/31/2025 3,061,683
Chevron Corporation
1,475,000 1.141%,  5/11/2023 1,500,139
Chevron USA, Inc.
1,185,000 3.900%,  11/15/2024 1,309,389
Cimarex Energy Company
3,500,000 4.375%,  6/1/2024 3,813,651
Continental Resources, Inc.
2,100,000 4.500%,  4/15/2023 2,203,992
2,000,000 3.800%,  6/1/2024 2,095,000
Devon Energy Corporation
1,350,000 5.850%,  12/15/2025 1,586,047
Diamondback Energy, Inc.
1,900,000 0.900%,  3/24/2023 1,900,738
1,050,000 2.875%,  12/1/2024 1,113,099
Encana Corporation
1,000,000 3.900%,  11/15/2021 1,009,617
Principal
Amount Long-Term Fixed Income (96.6%) Value
Energy (4.2%) - continued
Energy Transfer Operating, LP
$ 1,675,000 4.200%,  9/15/2023 $ 1,791,478
1,050,000 2.900%,  5/15/2025 1,102,092
EOG Resources, Inc.
975,000 2.625%,  3/15/2023 1,010,107
Equinor ASA
1,075,000 2.875%,  4/6/2025 1,153,026
Exxon Mobil Corporation
1,465,000
0.546%,  (LIBOR 3M +
0.370%), 3/6/2022
b
1,470,176
1,400,000 2.992%,  3/19/2025 1,507,280
Hess Corporation
2,000,000 3.500%,  7/15/2024 2,115,527
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 3,385,563
MPLX, LP
500,000 3.500%,  12/1/2022 520,817
1,500,000 4.875%,  6/1/2025 1,691,280
1,300,000 1.750%,  3/1/2026 1,307,922
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,461,357
1,630,000 5.500%,  1/15/2026 1,889,318
Newfield Exploration Company
1,000,000 5.750%,  1/30/2022 1,031,706
2,600,000 5.625%,  7/1/2024 2,900,106
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 1,051,208
Petroleos Mexicanos
680,000 2.378%,  4/15/2025 705,345
Pioneer Natural Resources
Company
2,550,000 1.125%,  1/15/2026 2,514,575
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,116,656
1,625,000 4.650%,  10/15/2025 1,802,236
Sabine Pass Liquefaction, LLC
1,231,000 5.625%,  3/1/2025 1,412,529
Schlumberger Finance Canada,
Ltd.
275,000 1.400%,  9/17/2025 278,696
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,616,758
Suncor Energy, Inc.
1,070,000 2.800%,  5/15/2023 1,115,883
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 827,076
Western Midstream Operating, LP
1,250,000 4.350%,  2/1/2025 1,321,450
Williams Partners, LP
1,325,000 3.600%,  3/15/2022 1,354,282
WPX Energy, Inc.
1,400,000 5.250%,  9/15/2024 1,551,165
Total 68,664,940
Financials (19.4%)
AerCap Ireland Capital DAC
1,000,000 3.300%,  1/23/2023 1,039,411
1,625,000 3.150%,  2/15/2024 1,707,532
2,000,000 6.500%,  7/15/2025 2,353,886

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (19.4%) - continued
$ 1,800,000 1.750%,  1/30/2026 $ 1,764,858
Air Lease Corporation
1,000,000 0.700%,  2/15/2024 992,157
Aircastle, Ltd.
1,200,000 5.250%,  8/11/2025
a
1,329,373
Allstate Corporation
1,700,000 0.750%,  12/15/2025 1,685,164
Ally Financial, Inc.
3,750,000 5.750%,  11/20/2025 4,297,147
American International Group, Inc.
1,200,000 2.500%,  6/30/2025 1,264,878
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,500,880
2,000,000 3.875%,  1/15/2026 2,134,354
1,200,000 2.150%,  7/15/2026 1,183,940
Athene Global Funding
2,000,000
1.424%,  (LIBOR 3M +
1.230%), 7/1/2022
a,b
2,022,261
1,400,000 1.200%,  10/13/2023
a
1,413,656
Australia and New Zealand
Banking Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,b
2,187,437
Aviation Capital Group, LLC
1,850,000 5.500%,  12/15/2024
a
2,079,117
Avolon Holdings Funding, Ltd.
2,150,000 5.500%,  1/15/2026
a
2,406,925
1,500,000 2.125%,  2/21/2026
a
1,466,504
650,000 4.250%,  4/15/2026
a
693,146
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 0.875%,  9/18/2023 1,605,535
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
428,135
Banco Santander SA
800,000
1.308%,  (LIBOR 3M +
1.120%), 4/12/2023
b
811,428
2,000,000 1.849%,  3/25/2026 2,016,773
Bank of America Corporation
1,500,000 2.816%,  7/21/2023
b
1,542,614
2,150,000 4.200%,  8/26/2024 2,370,165
2,450,000 0.810%,  10/24/2024
b
2,454,584
1,000,000 3.458%,  3/15/2025
b
1,072,082
2,750,000 0.976%,  4/22/2025
b
2,757,364
1,375,000 0.981%,  9/25/2025
b
1,373,804
2,100,000 2.456%,  10/22/2025
b
2,204,743
1,475,000 1.319%,  6/19/2026
b
1,478,125
2,750,000 1.734%,  7/22/2027
b
2,775,535
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,613,478
Bank of New York Mellon
Corporation
2,115,000 1.850%,  1/27/2023 2,173,311
1,100,000 1.600%,  4/24/2025 1,131,368
800,000 4.700%,  9/20/2025
b,g
882,000
Bank of New Zealand
1,125,000 2.000%,  2/21/2025
a
1,164,122
Bank of Nova Scotia
1,325,000 1.950%,  2/1/2023 1,362,615
1,265,000 1.625%,  5/1/2023 1,295,808
1,065,000 4.900%,  6/4/2025
b,g
1,143,491
Barclays plc
2,000,000 3.684%,  1/10/2023 2,042,288
Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (19.4%) - continued
$ 2,000,000
1.574%,  (LIBOR 3M +
1.380%), 5/16/2024
b
$ 2,031,631
2,000,000 4.375%,  9/11/2024 2,188,200
2,400,000 1.007%,  12/10/2024
b
2,403,889
BNP Paribas SA
1,930,000 2.819%,  11/19/2025
a,b
2,033,582
2,200,000 1.323%,  1/13/2027
a,b
2,166,866
BPCE SA
1,000,000
1.402%,  (LIBOR 3M +
1.220%), 5/22/2022
a,b
1,009,644
1,050,000 2.375%,  1/14/2025
a
1,090,572
Branch Banking and Trust
Company
2,200,000 2.150%,  12/6/2024 2,307,449
Canadian Imperial Bank of
Commerce
2,125,000 2.250%,  1/28/2025 2,219,845
Capital One Bank USA NA
2,125,000 2.014%,  1/27/2023
b
2,149,134
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,628,537
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
b,g
667,140
1,750,000 4.000%,  6/1/2026
b,g
1,798,230
CIT Group, Inc.
3,850,000 5.250%,  3/7/2025 4,345,688
Citigroup, Inc.
1,500,000
1.136%,  (LIBOR 3M +
0.960%), 4/25/2022
b
1,511,219
2,110,000 2.312%,  11/4/2022
b
2,129,664
2,200,000 4.000%,  8/5/2024 2,405,531
3,500,000 0.776%,  10/30/2024
b
3,501,579
2,000,000 0.981%,  5/1/2025
b,c
2,005,937
1,000,000 4.000%,  12/10/2025
b,g
1,012,800
1,075,000 3.106%,  4/8/2026
b
1,153,099
1,850,000 1.122%,  1/28/2027
b
1,819,598
Comerica, Inc.
750,000 3.700%,  7/31/2023 801,830
665,000 5.625%,  7/1/2025
b,g
738,981
Compass Bank
1,500,000 2.875%,  6/29/2022 1,540,087
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,b
1,878,865
Corporate Office Properties, LP
550,000 2.250%,  3/15/2026 564,066
Credit Agricole SA
1,065,000 1.907%,  6/16/2026
a,b
1,085,399
1,250,000 1.247%,  1/26/2027
a,b
1,227,549
Credit Suisse AG
825,000 2.800%,  4/8/2022 843,897
Credit Suisse Group AG
2,500,000 6.500%,  8/8/2023
a
2,761,125
810,000 7.500%,  12/11/2023
a,b,g
891,000
1,200,000 2.193%,  6/5/2026
a,b
1,226,442
2,400,000 1.305%,  2/2/2027
a,b
2,336,448
Danske Bank AS
1,085,000 1.171%,  12/8/2023
a,b
1,090,438
1,500,000 5.375%,  1/12/2024
a
1,670,933
Deutsche Bank AG
1,800,000 3.700%,  5/30/2024 1,931,683
1,090,000 2.222%,  9/18/2024
b
1,118,393
2,400,000 4.500%,  4/1/2025 2,594,596

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (19.4%) - continued
$ 1,450,000 2.129%,  11/24/2026
b
$ 1,468,728
Discover Bank
1,250,000 2.450%,  9/12/2024 1,309,380
Equitable Financial Life Global
Funding
1,800,000 0.500%,  11/17/2023
a
1,795,553
Fifth Third Bancorp
1,100,000 2.875%,  10/1/2021 1,109,370
2,100,000 2.375%,  1/28/2025 2,197,445
First Horizon National Corporation
1,575,000 3.550%,  5/26/2023 1,663,088
First Republic Bank
1,060,000 1.912%,  2/12/2024
b
1,085,843
FNB Corporation
1,685,000 2.200%,  2/24/2023 1,713,524
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,804,449
GE Capital Funding, LLC
1,025,000 3.450%,  5/15/2025
a
1,112,252
Goldman Sachs Group, Inc.
2,900,000 0.481%,  1/27/2023 2,901,696
2,300,000 0.627%,  11/17/2023
b
2,302,881
2,500,000 0.673%,  3/8/2024
b
2,503,427
1,060,000 3.500%,  4/1/2025 1,152,818
2,085,000 3.272%,  9/29/2025
b
2,239,513
325,000 4.250%,  10/21/2025 364,063
2,550,000 0.855%,  2/12/2026
b
2,528,113
2,000,000 3.800%,  5/10/2026
b,g
2,001,000
HSBC Holdings plc
2,000,000 3.262%,  3/13/2023
b
2,047,666
1,500,000 6.250%,  3/23/2023
b,g
1,587,750
1,575,000 1.645%,  4/18/2026
b
1,587,799
1,400,000 1.589%,  5/24/2027
b
1,390,270
ING Groep NV
2,400,000
1.343%,  (LIBOR 3M +
1.150%), 3/29/2022
b
2,421,325
500,000 4.625%,  1/6/2026
a
571,391
2,000,000 1.726%,  4/1/2027
b
2,014,307
Intercontinental Exchange, Inc.
1,350,000 0.700%,  6/15/2023 1,355,345
J.P. Morgan Chase & Company
1,250,000
4.005%,  (LIBOR 3M +
3.800%), 8/1/2021
b,g
1,256,086
1,075,000 1.514%,  6/1/2024
b
1,095,614
1,900,000 3.875%,  9/10/2024 2,078,207
1,500,000
1.038%,  (LIBOR 3M +
0.850%), 1/10/2025
b,f
1,519,997
1,300,000 0.563%,  2/16/2025
b
1,292,321
1,200,000 2.005%,  3/13/2026
b
1,237,913
1,100,000 2.083%,  4/22/2026
b
1,137,338
3,500,000 1.045%,  11/19/2026
b
3,448,209
1,275,000 1.040%,  2/4/2027
b
1,250,904
1,000,000 1.578%,  4/22/2027
b
1,004,390
KeyBank NA
1,750,000 0.423%,  1/3/2024
b
1,753,807
Kilroy Realty, LP
700,000 3.800%,  1/15/2023 732,134
550,000 4.375%,  10/1/2025 609,990
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,079,428
Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (19.4%) - continued
Lloyds Banking Group plc
$ 1,500,000 2.858%,  3/17/2023
b
$ 1,530,708
2,000,000 2.907%,  11/7/2023
b
2,071,310
1,500,000 0.695%,  5/11/2024
b
1,501,839
1,075,000 7.500%,  6/27/2024
b,g
1,214,610
350,000 4.582%,  12/10/2025 392,082
Macquarie Group, Ltd.
1,500,000
1.210%,  (LIBOR 3M +
1.020%), 11/28/2023
a,b
1,514,205
Mitsubishi UFJ Financial Group,
Inc.
995,000
1.244%,  (LIBOR 3M +
1.060%), 9/13/2021
b
998,449
1,600,000
1.102%,  (LIBOR 3M +
0.920%), 2/22/2022
b
1,610,504
1,125,000 2.193%,  2/25/2025 1,168,396
Mizuho Financial Group Cayman
3, Ltd.
675,000 4.600%,  3/27/2024
a
737,873
Mizuho Financial Group, Inc.
1,175,000
1.324%,  (LIBOR 3M +
1.140%), 9/13/2021
b
1,179,816
1,500,000 2.555%,  9/13/2025
b
1,569,752
Morgan Stanley
1,000,000
3.794%,  (LIBOR 3M +
3.610%), 7/15/2021
b,g
1,003,500
2,200,000 4.100%,  5/22/2023 2,353,957
900,000 0.560%,  11/10/2023
b
901,030
3,000,000 0.529%,  1/25/2024
b
2,998,197
1,500,000 0.731%,  4/5/2024
b
1,503,599
750,000 2.720%,  7/22/2025
b
792,039
1,700,000 0.864%,  10/21/2025
b
1,697,749
2,075,000 5.000%,  11/24/2025 2,389,990
1,500,000 0.985%,  12/10/2026
b
1,472,124
1,000,000 1.593%,  5/4/2027
b
1,004,786
National Bank of Canada
1,050,000 2.100%,  2/1/2023 1,079,731
National Securities Clearing
Corporation
1,650,000 1.200%,  4/23/2023
a
1,679,106
Nationwide Building Society
3,000,000 3.766%,  3/8/2024
a,b
3,168,270
New York Life Global Funding
1,050,000 2.000%,  1/22/2025
a
1,086,676
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,206,021
Omega Healthcare Investors, Inc.
650,000 4.950%,  4/1/2024 708,605
1,115,000 4.500%,  1/15/2025 1,218,792
Owl Rock Technology Finance
Corporation
1,250,000 3.750%,  6/17/2026
a
1,307,927
PayPal Holdings, Inc.
1,000,000 2.200%,  9/26/2022 1,024,707
1,000,000 2.400%,  10/1/2024 1,054,345
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,235,770
Principal Life Global Funding II
1,600,000 0.875%,  1/12/2026
a
1,566,446
Protective Life Global Funding
1,650,000 0.631%,  10/13/2023
a
1,653,933

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (19.4%) - continued
Regions Financial Corporation
$ 1,075,000 2.250%,  5/18/2025 $ 1,121,129
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 2,183,849
Royal Bank of Canada
2,100,000 1.950%,  1/17/2023 2,160,178
1,100,000 1.600%,  4/17/2023 1,127,909
Royal Bank of Scotland Group plc
2,000,000
1.664%,  (LIBOR 3M +
1.470%), 5/15/2023
b
2,021,111
2,000,000 3.498%,  5/15/2023
b
2,060,586
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,042,927
400,000 3.450%,  6/2/2025 428,904
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
b
1,073,706
Santander UK plc
828,000 2.100%,  1/13/2023 851,921
Siemens
Financieringsmaatschappij NV
1,750,000 0.650%,  3/11/2024
a
1,754,244
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,892,440
Skandinaviska Enskilda Banken
AB
1,345,000 0.550%,  9/1/2023
a
1,345,484
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,306,330
2,000,000 1.488%,  12/14/2026
a,b
1,978,648
Stadshypotek AB
2,000,000 2.500%,  4/5/2022
a
2,041,238
Standard Chartered plc
1,000,000 3.950%,  1/11/2023
a
1,046,560
1,750,000 1.319%,  10/14/2023
a,b
1,762,688
1,500,000 0.991%,  1/12/2025
a,b
1,493,960
1,000,000 1.214%,  3/23/2025
a,b
1,003,303
State Street Corporation
250,000 2.825%,  3/30/2023
b
255,678
1,585,000 2.354%,  11/1/2025
b
1,667,874
Sumitomo Mitsui Financial Group,
Inc.
2,300,000 2.448%,  9/27/2024 2,413,962
1,750,000 0.948%,  1/12/2026 1,717,197
Sumitomo Mitsui Trust Bank, Ltd.
1,350,000 0.800%,  9/12/2023
a
1,356,030
2,000,000 0.850%,  3/25/2024
a
2,005,136
Synchrony Financial
250,000 2.850%,  7/25/2022 256,090
1,780,000 4.250%,  8/15/2024 1,943,867
Synovus Bank
1,060,000 2.289%,  2/10/2023
b
1,069,782
Toronto-Dominion Bank
1,625,000 0.750%,  9/11/2025 1,605,070
Truist Financial Corporation
825,000 4.950%,  9/1/2025
b,g
907,500
U.S. Bank NA
2,200,000 2.050%,  1/21/2025 2,295,232
UBS AG
550,000 1.750%,  4/21/2022
a
557,141
2,500,000 5.125%,  5/15/2024 2,756,250
Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (19.4%) - continued
UBS Group AG
$ 1,625,000 1.008%,  7/30/2024
a,b
$ 1,635,243
VEREIT Operating Partnership, LP
250,000 4.600%,  2/6/2024 273,588
510,000 4.625%,  11/1/2025 577,589
Voya Financial, Inc.
500,000 5.650%,  5/15/2053
b
536,250
Wells Fargo & Company
750,000 3.450%,  2/13/2023 790,936
1,500,000 3.750%,  1/24/2024 1,623,345
1,850,000 1.654%,  6/2/2024
b
1,891,417
5,735,000 2.406%,  10/30/2025
b
5,998,173
Westpac Banking Corporation
1,055,000 2.000%,  1/13/2023 1,086,259
500,000 2.000%,  1/16/2025
a
522,699
1,060,000 2.894%,  2/4/2030
b
1,096,973
Total 318,962,134
Foreign Government (0.2%)
Province of Ontario Canada
750,000 3.400%,  10/17/2023 804,887
Sinopec Group Overseas
Development 2018, Ltd.
2,350,000 2.150%,  5/13/2025
a
2,394,374
Total 3,199,261
Mortgage-Backed Securities (10.7%)
CIM Trust
5,331,117
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,d
5,334,399
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
937,188 3.000%,  3/25/2050 983,741
1,280,329 3.000%,  4/1/2050 1,344,769
Federal National Mortgage
Association
570,054 4.500%,  5/1/2048 623,028
743,286 3.500%,  10/1/2048 791,286
860,859 3.500%,  8/1/2049 918,345
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
11,400,000 1.500%,  5/1/2036
c
11,541,164
109,300,000 2.000%,  5/1/2036
c
112,899,215
17,500,000 2.500%,  5/1/2036
c
18,287,500
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,600,000 2.500%,  5/1/2051
c
6,846,984
164,513
1.940%,  (LIBOR 12M +
1.485%), 1/1/2043
b
171,679
1,041,181 4.000%,  7/1/2048 1,119,190
7,250,000 2.500%,  7/1/2049
c
7,503,548
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
7,200,000 2.500%,  5/1/2051
c
7,484,063
Total 175,848,911

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Technology (2.4%)
Apple, Inc.
$ 2,650,000 0.700%,  2/8/2026 $ 2,617,354
Baidu, Inc.
1,020,000 3.075%,  4/7/2025 1,073,965
Broadcom Corporation
2,250,000 3.125%,  1/15/2025 2,400,260
Broadcom, Inc.
2,250,000 4.250%,  4/15/2026 2,511,123
Dell International, LLC
1,500,000 4.000%,  7/15/2024
a
1,633,397
3,000,000 5.850%,  7/15/2025
a
3,517,548
Fidelity National Information
Services, Inc.
1,800,000 0.600%,  3/1/2024 1,796,383
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,122,500
Global Payments, Inc.
875,000 2.650%,  2/15/2025 923,306
Hewlett Packard Enterprise
Company
1,750,000 3.500%,  10/5/2021 1,767,472
1,150,000 4.450%,  10/2/2023 1,248,120
Intel Corporation
1,100,000 3.400%,  3/25/2025 1,204,277
Intuit, Inc.
1,875,000 0.950%,  7/15/2025 1,880,256
Jabil, Inc.
500,000 1.700%,  4/15/2026 500,837
Marvell Technology Group, Ltd.
1,000,000 4.200%,  6/22/2023 1,061,676
Micron Technology, Inc.
1,250,000 2.497%,  4/24/2023 1,295,106
NXP Funding, LLC
1,605,000 2.700%,  5/1/2025
a
1,696,241
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,256,571
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
1,022,194
1,000,000 2.679%,  7/19/2024
a
1,054,070
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,604,063
SK Hynix, Inc.
1,000,000 1.000%,  1/19/2024
a
999,212
Tencent Holdings, Ltd.
1,025,000 1.810%,  1/26/2026
a
1,040,829
Texas Instruments, Inc.
750,000 1.375%,  3/12/2025 768,558
Total System Services, Inc.
1,075,000 3.750%,  6/1/2023 1,137,901
VMware, Inc.
1,500,000 2.950%,  8/21/2022 1,544,935
Total 39,678,154
Transportation (1.7%)
Air Canada Pass Through Trust
702,863 3.875%,  3/15/2023
a
706,330
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,786,632
1,500,000 4.250%,  2/1/2024 1,628,124
Principal
Amount Long-Term Fixed Income (96.6%) Value
Transportation (1.7%) - continued
Aircastle, Ltd.
$ 1,500,000 4.400%,  9/25/2023 $ 1,608,792
Avolon Holdings Funding, Ltd.
1,500,000 3.950%,  7/1/2024
a
1,588,289
Boeing Company
1,925,000 1.950%,  2/1/2024 1,978,795
British Airways plc
891,646 4.625%,  6/20/2024
a
924,326
Continental Airlines, Inc.
1,424,688 4.150%,  4/11/2024 1,510,364
Delta Air Lines, Inc.
2,850,000 4.500%,  10/20/2025
a
3,057,058
ERAC USA Finance, LLC
1,400,000 2.600%,  12/1/2021
a
1,414,973
J.B. Hunt Transport Services, Inc.
1,200,000 3.300%,  8/15/2022 1,237,783
Mileage Plus Holdings, LLC
1,750,000 6.500%,  6/20/2027
a
1,920,625
Penske Truck Leasing Company,
LP
750,000 3.650%,  7/29/2021
a
753,768
1,000,000 2.700%,  11/1/2024
a
1,055,707
1,000,000 3.950%,  3/10/2025
a
1,094,515
1,200,000 1.200%,  11/15/2025
a
1,187,981
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,051,379
Southwest Airlines Company
2,275,000 4.750%,  5/4/2023 2,460,497
TTX Company
650,000 4.125%,  10/1/2023
a
704,313
Total 27,670,251
U.S. Government & Agencies (8.4%)
U.S. Treasury Notes
3,350,000 1.125%,  2/28/2022 3,379,574
1,500,000 0.125%,  7/31/2022 1,500,703
46,220,000 0.125%,  10/31/2022 46,227,222
3,430,000 2.000%,  11/30/2022 3,531,292
33,700,000 0.125%,  1/31/2023 33,689,469
3,730,000 1.375%,  2/15/2023 3,811,885
3,875,000 2.750%,  7/31/2023 4,095,845
16,000,000 0.125%,  10/15/2023 15,957,500
21,975,000 0.125%,  1/15/2024 21,882,293
1,500,000 2.500%,  1/31/2024 1,590,879
2,750,000 2.125%,  7/31/2024 2,903,398
Total 138,570,060
Utilities (3.1%)
Alexander Funding Trust
3,500,000 1.841%,  11/15/2023
a
3,547,844
Ameren Corporation
750,000 2.500%,  9/15/2024 789,523
American Electric Power
Company, Inc.
1,000,000 3.650%,  12/1/2021 1,019,392
1,425,000 1.000%,  11/1/2025 1,407,800
Berkshire Hathaway Energy
Company
1,925,000 4.050%,  4/15/2025 2,144,702

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Utilities (3.1%) - continued
CenterPoint Energy Resources
Corporation
$ 2,000,000 0.700%,  3/2/2023 $ 2,001,214
CenterPoint Energy, Inc.
1,850,000 3.850%,  2/1/2024 2,005,654
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,347,973
DTE Energy Company
1,500,000 3.700%,  8/1/2023 1,596,767
1,500,000 2.529%,  10/1/2024 1,576,720
Duke Energy Corporation
1,085,000 0.900%,  9/15/2025 1,068,712
Edison International
1,580,000 2.950%,  3/15/2023 1,635,660
Enel Finance International NV
2,000,000 2.750%,  4/6/2023
a
2,079,326
Entergy Corporation
1,130,000 0.900%,  9/15/2025 1,109,946
Exelon Corporation
1,250,000 3.497%,  6/1/2022 1,287,840
Florida Power & Light Company
1,350,000 2.850%,  4/1/2025 1,447,679
Georgia Power Company
1,050,000 2.100%,  7/30/2023 1,085,422
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,545,162
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,658,279
National Rural Utilities Cooperative
Finance Corporation
850,000 4.750%,  4/30/2043
b
891,449
NextEra Energy Capital Holdings,
Inc.
2,500,000 0.650%,  3/1/2023 2,507,877
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
b,g
1,306,250
1,080,000 0.950%,  8/15/2025 1,067,319
PPL Capital Funding, Inc.
1,420,000 3.500%,  12/1/2022 1,477,590
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 2,117,201
Sempra Energy
2,125,000 3.550%,  6/15/2024 2,289,745
Southern California Edison
Company
2,000,000 1.100%,  4/1/2024 2,017,101
Southern Company
1,500,000 2.950%,  7/1/2023 1,569,655
1,100,000 4.000%,  1/15/2051
b
1,174,250
WEC Energy Group, Inc.
1,360,000 0.550%,  9/15/2023 1,361,341
Xcel Energy, Inc.
1,650,000 0.500%,  10/15/2023 1,653,747
Total 50,789,140
Total Long-Term Fixed Income
(cost $1,568,500,681) 1,590,834,817
Shares
Registered Investment
Companies ( 2.0% ) Value
Unaffiliated  (2.0%)
402,870 Vanguard Short-Term Corporate
Bond ETF
f
$ 33,329,435
Total 33,329,435
Total Registered Investment
Companies (cost $32,436,156) 33,329,435
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
16,565,113 Thrivent Cash Management Trust 16,565,113
Total Collateral Held for
Securities Loaned
(cost $16,565,113) 16,565,113
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 6.556%
b
1,465,560
Total 1,465,560
Total Preferred Stock
(cost $1,490,400) 1,465,560
Shares or
Principal
Amount Short-Term Investments ( 11.3% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.035%, 5/19/2021
h,i
100,000
100,000 0.040%, 5/26/2021
h,i
100,000
600,000 0.035%, 6/2/2021
h,i
600,000
300,000 0.010%, 6/21/2021
h,i
300,000
400,000 0.020%, 7/15/2021
h,i
399,992
Federal National Mortgage
Association Discount Notes
400,000 0.008%, 6/16/2021
h,i
400,000
Thrivent Core Short-Term Reserve
Fund
18,265,085 0.180% 182,650,853
U.S. Treasury Bills
500,000 0.030%, 5/13/2021
h
500,000
500,000 0.036%, 5/27/2021
h,j
499,998
Total Short-Term Investments
(cost $185,450,749) 185,550,843
Total Investments (cost
$1,804,443,099) 111.0% $1,827,745,768
Other Assets and Liabilities, Net
(11.0%) (181,058,744)
Total Net Assets 100.0% $1,646,687,024
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $656,121,215 or 39.8%
of total net assets.

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as of
April 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2021.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
j At April 30, 2021, $259,999 of investments were segregated to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of April 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 2,675,030
Common Stock 13,501,536
Total lending $16,176,566
Gross amount payable upon return of
collateral for securities loaned $16,565,113
Net amounts due to counterparty
$388,547
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
G.O. - General Obligation
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Rev. - Revenue
Ser. - Series
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30
Year Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 17,762,626
Gross unrealized depreciation (2,107,303)
Net unrealized appreciation (depreciation) $ 15,655,323
Cost for federal income tax purposes $ 1,812,815,150

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 278,407,265 – 278,407,265 –
Basic Materials 19,133,338 – 19,133,338 –
Capital Goods 33,161,694 – 33,161,694 –
Collateralized Mortgage Obligations 210,863,481 – 210,863,481 –
Commercial Mortgage-Backed Securities 4,966,879 – 4,966,879 –
Communications Services 44,935,609 – 44,935,609 –
Consumer Cyclical 87,315,116 – 87,315,116 –
Consumer Non-Cyclical 83,977,789 – 83,977,789 –
Energy 68,664,940 – 68,664,940 –
Financials 318,962,134 – 318,962,134 –
Foreign Government 3,199,261 – 3,199,261 –
Mortgage-Backed Securities 175,848,911 – 175,848,911 –
Technology 39,678,154 – 39,678,154 –
Transportation 27,670,251 – 27,670,251 –
U.S. Government & Agencies 138,570,060 – 138,570,060 –
U.S. Municipals 4,690,795 – 4,690,795 –
Utilities 50,789,140 – 50,789,140 –
Registered Investment Companies
Unaffiliated 33,329,435 33,329,435 – –
Preferred Stock
Financials 1,465,560 1,465,560 – –
Short-Term Investments 2,899,990 – 2,899,990 –
Subtotal Investments in Securities $1,628,529,802 $34,794,995 $1,593,734,807 $–
Other Investments  * Total
Affiliated Short-Term Investments 182,650,853
Collateral Held for Securities Loaned 16,565,113
Subtotal Other Investments $199,215,966
Total Investments at Value $1,827,745,768
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 964,502 964,502 – –
Total Asset Derivatives $964,502 $964,502 $– $–
Liability Derivatives
Futures Contracts 239,797 239,797 – –
Total Liability Derivatives $239,797 $239,797 $– $–

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Limited Maturity Bond Fund's futures contracts held as of April 30, 2021. Investments and/or cash totaling $1,899,992 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 572 June 2021 $ 126,382,473 ( $ 109,006)
Total Futures Long Contracts $ 126,382,473 ( $ 109,006)
CBOT 10-Yr. U.S. Treasury Note (131) June 2021 ( $ 17,318,380) $ 22,287
CBOT 5-Yr. U.S. Treasury Note (1,531) June 2021 (190,622,742) 874,429
CBOT U.S. Long Bond (21) June 2021 (3,262,817) (39,433)
CME Ultra Long Term U.S. Treasury Bond (8) June 2021 (1,555,036) 67,786
Ultra 10-Yr. U.S. Treasury Note (58) June 2021 (8,350,361) (91,358)
Total Futures Short Contracts ( $ 221,109,336) $833,711
Total Futures Contracts ( $ 94,726,863) $724,705
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2021, for Limited Maturity Bond
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 964,502
Total Interest Rate Contracts 964,502
Total Asset Derivatives $964,502
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 239,797
Total Interest Rate Contracts 239,797
Total Liability Derivatives $239,797
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2021, for
Limited Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 4,925,507
Total Interest Rate Contracts 4,925,507
Total $4,925,507
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2021, for Limited Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (229,669)
Total Interest Rate Contracts (229,669)
Total ($229,669)

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Limited Maturity Bond Fund's average volume of derivative activity during the period ended April 30, 2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $111,070,613
Futures - Short (192,109,756)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $201,614 $321,135 $340,098 $182,651 18,265 11.1%
Total Affiliated Short-Term Investments 201,614 182,651 11.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,914 347,702 334,051 16,565 16,565 1.0
Total Collateral Held for Securities Loaned 2,914 16,565 1.0
Total Value $204,528 $199,216
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $(86) $86 $– $241
Total Income/Non Income Cash from Affiliated Investments $241
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 3
Total Affiliated Income from Securities Loaned, Net $3
Total $(86) $86 $0

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.5% ) Value
Communications Services (10.9%)
10 Alphabet, Inc., Class A
a
$ 23,535
4,023 AT&T, Inc. 126,362
5,128 BCE, Inc. 242,393
1,644 Comcast Corporation 92,311
9,485 Deutsche Telekom AG 182,540
209 Electronic Arts, Inc. 29,695
1,616 Elisa Oyj 91,607
13,000 HKT Trust and HKT, Ltd. 18,876
3,800 KDDI Corporation 114,872
20,707 Koninklijke (Royal) KPN NV 71,432
656 Match Group, Inc.
a
102,093
11,800 Nippon Telegraph & Telephone
Corporation 297,512
3,581 Orange SA 44,595
6,006 Rogers Communications, Inc. 295,817
12,100 SKY Perfect JSAT Holdings, Inc. 50,905
40,600 SoftBank Corporation 523,349
19,360 Spark New Zealand, Ltd. 60,942
8,855 Telefonica Deutschland Holding
AG 25,734
8,464 TELUS Corporation 175,595
149 T-Mobile US, Inc.
a
19,687
10,043 Verizon Communications, Inc. 580,385
Total 3,170,237
Consumer Discretionary (4.8%)
300 ABC-MART, Inc. 16,074
12,000 Cafe de Coral Holdings, Ltd. 26,048
600 Canon Marketing Japan, Inc. 14,485
303 Dollar General Corporation 65,069
4,691 Domino's Pizza Group plc 24,750
135 Domino's Pizza, Inc. 57,016
57 Hermes International 71,542
949 Home Depot, Inc. 307,163
2,093 McDonald's Corporation 494,115
9 Mercadolibre, Inc.
a
14,139
9,400 Nippon Parking Development
Company, Ltd. 13,429
12,600 Nissan Motor Company, Ltd.
a
63,251
600 Ohsho Food Service Corporation 30,758
2,600 Sangetsu Company, Ltd. 36,670
900 Sankyo Company, Ltd. 23,271
1,900 T-GAIA Corporation 32,593
5,400 USS Company, Ltd. 97,987
Total 1,388,360
Consumer Staples (14.1%)
554 Altria Group, Inc. 26,454
792 Church & Dwight Company, Inc. 67,906
662 Coca-Cola Company 35,735
4,854 Colgate-Palmolive Company 391,718
549 Costco Wholesale Corporation 204,277
1,683 Hershey Company 276,517
3,746 Hormel Foods Corporation 173,065
14,700 Japan Tobacco, Inc. 275,752
1,500 Kao Corporation 96,440
487 Kellogg Company 30,399
1,422 Kimberly-Clark Corporation 189,581
4,716 Koninklijke Ahold Delhaize NV 126,917
19 Lindt & Spruengli AG
a
176,217
1,739 McCormick & Company, Inc. 157,136
528 Monster Beverage Corporation
a
51,242
1,030 Nestle SA 122,911
900 Noevir Holdings Company, Ltd. 39,690
Shares Common Stock (98.5%) Value
Consumer Staples (14.1%) - continued
2,871 PepsiCo, Inc. $ 413,883
770 Philip Morris International, Inc. 73,150
3,199 Procter & Gamble Company 426,811
423 Royal Unibrew AS 51,670
1,000 San-A Company, Ltd. 38,403
3,084 Scandinavian Tobacco Group AS
b
56,170
3,600 Seven & I Holdings Company, Ltd. 155,434
2,598 Wal-Mart Stores, Inc. 363,486
1,780 Winpak, Ltd. 61,807
904 Woolworths, Ltd. 27,418
Total 4,110,189
Energy (0.8%)
24,400 Eneos Holdings, Inc. 104,942
450 Koninklijke Vopak NV 20,605
3,944 Washington H. Soul Pattinson and
Company, Ltd. 91,865
Total 217,412
Financials (7.2%)
144 Allstate Corporation 18,259
602 Aon plc 151,367
1,179 Arthur J. Gallagher & Company 170,896
251 ASX, Ltd. 14,103
631 Azimut Holding SPA 15,097
943 Berkshire Hathaway, Inc.
a
259,278
238 Cboe Global Markets, Inc. 24,840
38 Chubb, Ltd. 6,520
347 Cincinnati Financial Corporation 39,100
675 CME Group, Inc. 136,343
148 Deutsche Boerse AG 25,504
119 Erie Indemnity Company 25,468
181 FactSet Research Systems, Inc. 60,856
170 Intact Financial Corporation 22,597
21,100 Japan Post Bank Company, Ltd. 192,948
5,600 Japan Post Holdings Company,
Ltd. 47,059
3,401 Laurentian Bank of Canada
c
117,706
40 MarketAxess Holdings, Inc. 19,538
1,549 Marsh & McLennan Companies,
Inc. 210,199
5,400 Mitsubishi HC Capital, Inc. 31,035
1,221 Mizrahi Tefahot Bank, Ltd.
a
34,319
480 Ringkjoebing Landbobank AS 48,795
12,300 Singapore Exchange, Ltd. 96,355
3,200 Sumitomo Mitsui Financial Group,
Inc. 112,412
364 T. Rowe Price Group, Inc. 65,229
7,747 Umpqua Holdings Corporation 144,404
Total 2,090,227
Health Care (18.2%)
2,285 Abbott Laboratories 274,383
738 Amgen, Inc. 176,854
347 Amplifon SPA
a
14,645
2,800 Astellas Pharmaceutical, Inc. 42,143
1,309 Baxter International, Inc. 112,168
259 Becton, Dickinson and Company 64,442
3,300 Chugai Pharmaceutical Company,
Ltd. 123,865
1,304 Coloplast AS 215,994
1,098 Danaher Corporation 278,826
1,451 Dechra Pharmaceuticals plc 80,837
218 DiaSorin SPA 37,025

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.5%) Value
Health Care (18.2%) - continued
1,326 Eli Lilly and Company $ 242,353
5,080 Gilead Sciences, Inc. 322,428
50 Illumina, Inc.
a
19,642
402 Incyte Corporation
a
34,323
2,872 Johnson & Johnson 467,361
5 Lonza Group AG 3,179
67 Masimo Corporation
a
15,589
2,470 Medtronic plc 323,372
3,671 Merck & Company, Inc. 273,490
16 Mettler-Toledo International, Inc.
a
21,013
1,297 Novartis AG 110,681
2,932 Novo Nordisk AS 216,286
1,387 Qiagen NV
a
67,622
901 Regeneron Pharmaceuticals, Inc.
a
433,651
749 Roche Holding AG 244,291
2,500 Sawai Group Holdings Company,
Ltd. 120,322
108 Siegfried Holding AG 99,324
218 Sonova Holding AG
a
64,550
437 Stryker Corporation 114,769
538 Tecan Group AG 262,160
485 UnitedHealth Group, Inc. 193,418
891 Vertex Pharmaceuticals, Inc.
a
194,416
146 Zoetis, Inc. 25,262
Total 5,290,684
Industrials (9.4%)
1,938 Canadian National Railway
Company 208,645
250 Canadian Pacific Railway, Ltd. 93,298
409 Geberit AG 269,126
226 IDEX Corporation 50,669
489 Illinois Tool Works, Inc. 112,695
8,200 Kamigumi Company, Ltd. 159,769
25,000 Kandenko Company, Ltd. 213,709
335 Kuehne & Nagel International AG 100,163
198 L3Harris Technologies, Inc. 41,428
221 Lockheed Martin Corporation 84,104
1,300 Max Company, Ltd. 19,907
2,400 Mitsubishi Corporation 66,362
9,400 Nikkon Holdings Company, Ltd. 197,163
1,000 Nishimatsu Construction
Company, Ltd. 26,617
3,384 Republic Services, Inc. 359,719
27 Rockwell Automation, Inc. 7,135
900 Sumitomo Corporation 12,230
10,900 Takasago Thermal Engineering
Company, Ltd. 164,275
1,219 Verisk Analytics, Inc. 229,416
203 Waste Connections, Inc. 24,179
2,095 Waste Management, Inc. 289,047
Total 2,729,656
Information Technology (18.3%)
1,247 Accenture plc 361,593
492 Adobe, Inc.
a
250,103
1,894 Amphenol Corporation 127,542
414 Apple, Inc. 54,424
185 Arista Networks, Inc.
a
58,306
1,097 Automatic Data Processing, Inc. 205,128
394 Broadridge Financial Solutions,
Inc. 62,500
1,100 Canon Electronics, Inc. 17,590
7,300 Canon, Inc. 173,595
Shares Common Stock (98.5%) Value
Information Technology (18.3%) - continued
2,706 CGI, Inc.
a
$ 239,415
1,740 Cisco Systems, Inc. 88,583
483 Citrix Systems, Inc. 59,820
340 Fiserv, Inc.
a
40,841
410 Intuit, Inc. 168,986
2,419 Jack Henry & Associates, Inc. 393,886
100 Kanematsu Electronics, Ltd. 3,432
100 Keyence Corporation 48,005
976 Keysight Technologies, Inc.
a
140,886
999 Mastercard, Inc. 381,678
1,036 Microsoft Corporation 261,258
1,709 Motorola Solutions, Inc. 321,805
500 NSD Company, Ltd. 8,141
100 OBIC Company, Ltd. 19,273
3,366 Paychex, Inc. 328,151
2,000 Ryosan Company, Ltd. 39,365
326 Synopsys, Inc.
a
80,542
1,814 Texas Instruments, Inc. 327,445
2,290 Thomson Reuters Corporation 212,372
970 Tyler Technologies, Inc.
a
412,114
1,019 VeriSign, Inc.
a
222,927
793 Visa, Inc. 185,213
112 Zoom Video Communications,
Inc.
a
35,792
Total 5,330,711
Materials (4.5%)
11,708 Barrick Gold Corporation 249,467
113 Croda International plc 10,556
2,638 Franco-Nevada Corporation 367,315
14 Givaudan SA 58,663
6,415 Newmont Mining Corporation 400,360
3,900 Nippon Steel Trading Corporation 137,798
302 Symrise AG 38,999
786 Wheaton Precious Metals
Corporation 32,478
Total 1,295,636
Real Estate (4.3%)
90 Bachem Holding AG 45,691
393 Camden Property Trust 47,348
586 Canadian Apartment Properties
REIT 26,050
2,233 Extra Space Storage, Inc. 332,025
22,100 Link REIT 208,471
36,000 Mapletree Commercial Trust 59,055
1,672 Public Storage, Inc. 470,099
1,131 Quebecor, Inc. 30,411
583 Rexford Industrial Realty, Inc. 32,386
Total 1,251,536
Utilities (6.0%)
3,277 American Electric Power
Company, Inc. 290,703
393 American Water Works Company,
Inc. 61,304
4,523 Consolidated Edison, Inc. 350,125
2,134 Dominion Energy, Inc. 170,507
179 DTE Energy Company 25,064
374 Duke Energy Corporation 37,658
8,192 Enel SPA 81,341
357 Eversource Energy 30,780
73,500 HK Electric Investments, Ltd. 73,616

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.5%) Value
Utilities (6.0%) - continued
14,000 Hong Kong and China Gas
Company, Ltd. $ 22,457
2,614 Iberdrola SA 35,326
2,677 NextEra Energy, Inc. 207,494
913 Southern Company 60,413
1,978 WEC Energy Group, Inc. 192,202
1,500 Xcel Energy, Inc. 106,950
Total 1,745,940
Total Common Stock
(cost $24,556,376) 28,620,588
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
117,281 Thrivent Cash Management Trust 117,281
Total Collateral Held for
Securities Loaned
(cost $117,281) 117,281
Shares Short-Term Investments ( 1.0% ) Value
Thrivent Core Short-Term Reserve
Fund
30,149 0.180% 301,488
Total Short-Term Investments
(cost $301,488) 301,488
Total Investments (cost
$24,975,145) 99.9% $29,039,357
Other Assets and Liabilities, Net
0.1% 23,128
Total Net Assets 100.0% $29,062,485
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $56,170 or 0.2% of total
net assets.
c All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Low Volatility Equity Fund as of April 30, 2021:
Securities Lending Transactions
Common Stock $ 111,511
Total lending $111,511
Gross amount payable upon return of
collateral for securities loaned $117,281
Net amounts due to counterparty
$5,770
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 4,431,147
Gross unrealized depreciation (466,302)
Net unrealized appreciation (depreciation) $ 3,964,845
Cost for federal income tax purposes $ 25,074,140

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,170,237 974,068 2,196,169 –
Consumer Discretionary 1,388,360 937,502 450,858 –
Consumer Staples 4,110,189 2,881,360 1,228,829 –
Energy 217,412 – 217,412 –
Financials 2,090,227 1,332,297 757,930 –
Health Care 5,290,684 3,587,760 1,702,924 –
Industrials 2,729,656 1,198,392 1,531,264 –
Information Technology 5,330,711 4,569,523 761,188 –
Materials 1,295,636 800,153 495,483 –
Real Estate 1,251,536 881,858 369,678 –
Utilities 1,745,940 1,533,200 212,740 –
Subtotal Investments in Securities $28,620,588 $18,696,113 $9,924,475 $–
Other Investments  * Total
Affiliated Short-Term Investments 301,488
Collateral Held for Securities Loaned 117,281
Subtotal Other Investments $418,769
Total Investments at Value $29,039,357
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 372 372 – –
Total Liability Derivatives $372 $372 $– $–
The following table presents Low Volatility Equity Fund's futures contracts held as of April 30, 2021. Investments and/or cash totaling $19,512 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 1 June 2021 $ 88,312 ( $ 372)
Total Futures Long Contracts $ 88,312 ( $ 372)
Total Futures Contracts $ 88,312 ($372)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2021, for Low Volatility Equity Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 372
Total Equity Contracts 372
Total Liability Derivatives $372
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2021, for Low
Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 12,593
Total Equity Contracts 12,593
Total $12,593
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2021, for Low Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (120)
Total Equity Contracts (120)
Total ($120)
The following table presents Low Volatility Equity Fund's average volume of derivative activity during the period ended April 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $66,012
Futures - Short (6,602)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $— $3,650 $3,349 $301 30 1.0%
Total Affiliated Short-Term Investments — 301 1.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 500 383 117 117 0.4
Total Collateral Held for Securities Loaned – 117 0.4
Total Value $— $418
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.0% ) Value
Communications Services (4.0%)
669 Live Nation Entertainment, Inc.
a
$ 54,778
1,543 Match Group, Inc.
a
240,137
654 RingCentral, Inc.
a
208,593
651 Take-Two Interactive Software,
Inc.
a
114,172
Total 617,680
Consumer Discretionary (15.6%)
1,522 Aptiv plc
a
219,001
728 Burlington Stores, Inc.
a
237,568
1,601 Caesars Entertainment, Inc.
a
156,642
1,604 Chegg , Inc.
a
144,889
2,003 Chewy, Inc.
a
159,679
115 Chipotle Mexican Grill, Inc.
a
171,584
348 Domino's Pizza, Inc. 146,974
261 Etsy, Inc.
a
51,884
1,865 Farfetch , Ltd.
a
91,366
635 Five Below, Inc.
a
127,807
406 Lithia Motors, Inc. 156,058
45 NVR, Inc.
a
225,815
1,676 Planet Fitness, Inc.
a
140,767
563 Ulta Beauty, Inc.
a
185,424
2,122 Wyndham Hotels & Resorts, Inc. 155,139
Total 2,370,597
Consumer Staples (1.3%)
2,417 Lamb Weston Holdings, Inc. 194,568
Total 194,568
Financials (6.1%)
2,066 Arch Capital Group, Ltd.
a
82,041
990 Arthur J. Gallagher & Company 143,501
683 Kinsale Capital Group, Inc. 118,849
437 MSCI, Inc. 212,281
666 Signature Bank 167,506
1,917 Western Alliance Bancorp 201,419
Total 925,597
Health Care (20.5%)
3,861 ACADIA Pharmaceuticals, Inc.
a
79,382
2,542 Adaptive Biotechnologies
Corporation
a
105,747
498 Argenx SE ADR
a
142,782
832 Ascendis Pharma AS ADR
a
120,615
958 Biohaven Pharmaceutical Holding
Company, Ltd.
a
71,946
500 Bio- Techne Corporation 213,745
702 Catalent , Inc.
a
78,954
278 Cooper Companies, Inc. 114,227
727 Dexcom , Inc.
a
280,695
4,178 GoodRx Holdings, Inc.
a
167,162
1,641 Guardant Health, Inc.
a
260,886
967 Immunocore Holdings plc ADR
a
39,028
1,006 Insulet Corporation
a
296,991
1,109 Ionis Pharmaceuticals, Inc.
a
47,487
1,188 LHC Group, Inc.
a
247,425
1,115 Nevro Corporation
a
192,683
418 Sarepta Therapeutics, Inc.
a
29,611
647 Teleflex, Inc. 273,345
569 Veeva Systems, Inc.
a
160,714
925 Zoetis, Inc. 160,053
Shares Common Stock (99.0%) Value
Health Care (20.5%) - continued
1,273 Zymeworks , Inc.
a
$ 41,398
Total 3,124,876
Industrials (16.8%)
1,612 ASGN, Inc.
a
169,550
810 Carlisle Companies, Inc. 155,237
1,032 Chart Industries, Inc.
a
165,770
742 Generac Holdings, Inc.
a
240,371
9,514 Howmet Aerospace, Inc.
a
304,067
553 IDEX Corporation 123,983
1,641 Mercury Systems, Inc.
a
123,469
885 Middleby Corporation
a
160,468
457 Old Dominion Freight Line, Inc. 117,819
1,471 Regal-Beloit Corporation 212,457
2,888 TransUnion 302,056
1,376 Trex Company, Inc.
a
148,594
1,020 United Rentals, Inc.
a
326,349
Total 2,550,190
Information Technology (28.0%)
2,196 Amphenol Corporation 147,879
3,930 Anaplan, Inc.
a
234,425
1,711 Bandwidth, Inc.
a
226,194
2,205 BigCommerce Holdings, Inc.
a
132,168
1,070 Bill.com Holdings, Inc.
a
165,454
566 Coupa Software, Inc.
a
152,277
964 DocuSign, Inc.
a
214,914
2,655 Elastic NV
a
320,246
360 EPAM Systems, Inc.
a
164,790
808 Euronet Worldwide, Inc.
a
115,891
719 Five9, Inc.
a
135,150
873 Global Payments, Inc. 187,372
205 HubSpot , Inc.
a
107,922
190 Lam Research Corporation 117,886
1,843 Lumentum Holdings, Inc.
a
156,747
5,942 Medallia , Inc.
a
175,230
1,151 MKS Instruments, Inc. 206,156
748 Monolithic Power Systems, Inc. 270,312
674 Okta , Inc.
a
181,778
557 Palo Alto Networks, Inc.
a
196,838
387 Paycom Software, Inc.
a
148,767
688 Qorvo , Inc.
a
129,461
4,108 STMicroelectronics NV ADR 153,187
166 Trade Desk, Inc.
a
121,065
527 Zscaler , Inc.
a
98,886
Total 4,260,995
Materials (2.2%)
645 Martin Marietta Materials, Inc. 227,763
464 Quaker Chemical Corporation 112,450
Total 340,213
Real Estate (4.5%)
669 Camden Property Trust 80,601
2,686 CBRE Group, Inc.
a
228,847
264 CoStar Group, Inc.
a
225,570
497 SBA Communications Corporation 148,961
Total 683,979
Total Common Stock
(cost $12,339,809) 15,068,695

Mid Cap Growth Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 0.5% ) Value
Unaffiliated  (0.5%)
860 SPDR S&P Oil & Gas Exploration
ETF $ 68,972
Total 68,972
Total Registered Investment
Companies (cost $60,037) 68,972
Shares Short-Term Investments ( 3.5% ) Value
Thrivent Core Short-Term Reserve
Fund
53,527 0.180% 535,274
Total Short-Term Investments
(cost $535,274) 535,274
Total Investments (cost
$12,935,120) 103.0% $15,672,941
Other Assets and Liabilities, Net
(3.0%) (458,357)
Total Net Assets 100.0% $15,214,584
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,977,737
Gross unrealized depreciation (242,529)
Net unrealized appreciation (depreciation) $2,735,208
Cost for federal income tax purposes $12,937,733
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 617,680 617,680 – –
Consumer Discretionary 2,370,597 2,370,597 – –
Consumer Staples 194,568 194,568 – –
Financials 925,597 925,597 – –
Health Care 3,124,876 3,124,876 – –
Industrials 2,550,190 2,550,190 – –
Information Technology 4,260,995 4,260,995 – –
Materials 340,213 340,213 – –
Real Estate 683,979 683,979 – –
Registered Investment Companies
Unaffiliated 68,972 68,972 – –
Subtotal Investments in Securities $15,137,667 $15,137,667 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 535,274
Subtotal Other Investments $535,274
Total Investments at Value $15,672,941
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $43 $6,747 $6,255 $535 54 3.5%
Total Affiliated Short-Term Investments 43 535 3.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   69 1,112 1,181 – – –
Total Collateral Held for Securities Loaned 69 – –
Total Value $112 $535
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Cash Management Trust- Collateral Investment   – – 0 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $0

Mid Cap Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 94.8% ) Value
Communications Services (2.6%)
983,459 DISH Network Corporation
a
$ 44,049,129
313,243 Zillow Group, Inc.
a
41,770,954
Total 85,820,083
Consumer Discretionary (14.2%)
350,816 Aptiv plc
a
50,478,914
463,533 Caesars Entertainment, Inc.
a
45,352,069
165,895 Domino's Pizza, Inc. 70,064,094
265,941 Expedia Group, Inc.
a
46,866,782
1,072,961 Harley-Davidson, Inc. 51,899,124
210,676 Lululemon Athletica , Inc.
a
70,633,342
17,423 NVR, Inc.
a
87,430,356
66,527 RH
a
45,771,907
Total 468,496,588
Consumer Staples (3.1%)
1,634,245 Hain Celestial Group, Inc.
a
67,020,387
464,541 Lamb Weston Holdings, Inc. 37,395,551
Total 104,415,938
Energy (2.1%)
1,576,002 Devon Energy Corporation 36,846,927
450,316 Valero Energy Corporation 33,305,371
Total 70,152,298
Financials (17.1%)
1,512,725 Ally Financial, Inc. 77,829,701
1,078,868 Arch Capital Group, Ltd.
a
42,841,848
1,047,769 Assured Guaranty, Ltd. 53,279,054
1,995,163 Equitable Holdings, Inc. 68,294,430
2,935,895 KeyCorp 63,885,075
287,104 Kinsale Capital Group, Inc. 49,958,967
1,535,801 Radian Group, Inc. 37,842,137
995,476 Western Alliance Bancorp 104,594,663
1,176,659 Zions Bancorporations NA 65,657,572
Total 564,183,447
Health Care (8.6%)
69,427 Align Technology, Inc.
a
41,345,861
173,759 Amedisys , Inc.
a
46,888,866
375,720 Biohaven Pharmaceutical Holding
Company, Ltd.
a
28,216,572
77,718 Bio- Techne Corporation 33,223,668
447,532 Edwards Lifesciences Corporation
a
42,748,257
658,079 NuVasive , Inc.
a
47,019,744
29,125 Quidel Corporation
a
3,052,009
488,943 Syneos Health, Inc.
a
41,486,814
Total 283,981,791
Industrials (17.5%)
562,401 Advanced Drainage Systems, Inc. 62,797,696
540,966 Altra Industrial Motion Corporation 31,922,404
323,003 Heico Corporation 45,478,822
1,582,261 Howmet Aerospace, Inc.
a
50,569,061
847,331 Nutrien , Ltd. 46,764,198
249,400 Old Dominion Freight Line, Inc. 64,297,814
280,614 Regal-Beloit Corporation 40,529,080
1,031,853 Southwest Airlines Company
a
64,779,731
747,210 Timken Company 62,668,503
336,704 United Rentals, Inc.
a
107,728,445
Total 577,535,754
Shares Common Stock (94.8%) Value
Information Technology (12.9%)
411,125 Alliance Data Systems Corporation $ 48,451,081
163,321 ANSYS, Inc.
a
59,719,957
54,572 Bill.com Holdings, Inc.
a
8,438,468
917,870 Calix, Inc.
a
38,816,722
777,834 Ciena Corporation
a
39,257,282
1,469,767 Dropbox, Inc.
a
37,773,012
204,366 Enphase Energy, Inc.
a
28,457,966
221,345 Nice, Ltd. ADR
a
53,395,054
2,141,211 Nuance Communications, Inc.
a
113,848,189
Total 428,157,731
Materials (4.5%)
442,970 Ashland Global Holdings, Inc. 38,188,444
605,509 Ball Corporation 56,699,863
999,192 Steel Dynamics, Inc. 54,176,190
Total 149,064,497
Real Estate (7.2%)
261,347 Alexandria Real Estate Equities,
Inc. 47,329,942
385,945 Camden Property Trust 46,498,653
255,909 Digital Realty Trust, Inc. 39,489,318
884,492 Douglas Emmett, Inc. 29,665,862
838,756 Duke Realty Corporation 39,018,929
2,040,649 Host Hotels & Resorts, Inc.
a
37,058,186
Total 239,060,890
Utilities (5.0%)
998,663 Alliant Energy Corporation 56,094,901
2,054,753 CenterPoint Energy, Inc. 50,320,901
529,577 Entergy Corporation 57,877,470
Total 164,293,272
Total Common Stock
(cost $1,956,242,022) 3,135,162,289
Shares Short-Term Investments ( 5.2% ) Value
Thrivent Core Short-Term Reserve
Fund
17,257,876 0.180% 172,578,761
Total Short-Term Investments
(cost $172,550,623) 172,578,761
Total Investments (cost
$2,128,792,645) 100.0% $3,307,741,050
Other Assets and Liabilities, Net
(<0.1%) (861,928)
Total Net Assets 100.0% $3,306,879,122
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Mid Cap Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,201,785,618
Gross unrealized depreciation (22,348,102)
Net unrealized appreciation (depreciation) $ 1,179,437,516
Cost for federal income tax purposes $ 2,128,303,534
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 85,820,083 85,820,083 – –
Consumer Discretionary 468,496,588 468,496,588 – –
Consumer Staples 104,415,938 104,415,938 – –
Energy 70,152,298 70,152,298 – –
Financials 564,183,447 564,183,447 – –
Health Care 283,981,791 283,981,791 – –
Industrials 577,535,754 577,535,754 – –
Information Technology 428,157,731 428,157,731 – –
Materials 149,064,497 149,064,497 – –
Real Estate 239,060,890 239,060,890 – –
Utilities 164,293,272 164,293,272 – –
Subtotal Investments in Securities $3,135,162,289 $3,135,162,289 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 172,578,761
Subtotal Other Investments $172,578,761
Total Investments at Value $3,307,741,050
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $46,631 $347,641 $221,693 $172,579 17,258 5.2%
Total Affiliated Short-Term Investments 46,631 172,579 5.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   82,394 87,771 170,165 – – –
Total Collateral Held for Securities Loaned 82,394 – –
Total Value $129,025 $172,579
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– $– $113
Total Income/Non Income Cash from Affiliated Investments $113
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 4 15
Total Affiliated Income from Securities Loaned, Net $15
Total $– $– $4

Mid Cap Value Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.7% ) Value
Communications Services (5.8%)
3,028 Discovery, Inc., Class A
a,b
$ 114,035
5,704 Imax Corporation
b
117,616
4,531 Interpublic Group of Companies,
Inc. 143,859
2,484 Playtika Holding Corporation
b
69,006
Total 444,516
Consumer Discretionary (12.9%)
590 Aptiv plc
b
84,895
1,369 Cedar Fair, LP
b
67,560
1,447 Dollar Tree, Inc.
b
166,260
1,467 eBay, Inc. 81,844
858 Lear Corporation 157,735
562 Mohawk Industries, Inc.
b
115,491
744 Polaris, Inc. 104,182
2,922 Tapestry, Inc.
b
139,818
1,103 Wyndham Hotels & Resorts, Inc. 80,640
Total 998,425
Consumer Staples (4.4%)
5,113 Albertsons Companies, Inc. 94,949
688 Church & Dwight Company, Inc. 58,989
2,341 Hain Celestial Group, Inc.
b
96,004
1,036 Sysco Corporation 87,780
Total 337,722
Energy (5.4%)
3,128 Enterprise Products Partners, LP 71,975
3,882 Helmerich & Payne, Inc. 99,496
1,537 Marathon Petroleum Corporation 85,534
1,038 Pioneer Natural Resources
Company 159,675
Total 416,680
Financials (20.1%)
1,164 Capital One Financial Corporation 173,529
973 Cboe Global Markets, Inc. 101,552
1,577 Comerica, Inc. 118,527
2,323 Enterprise Financial Services
Corporation 114,129
3,368 Equitable Holdings, Inc. 115,287
2,262 Hartford Financial Services Group,
Inc. 149,202
1,016 Raymond James Financial, Inc. 132,872
1,797 Selective Insurance Group, Inc. 136,824
2,259 Trustmark Corporation 73,214
1,885 Voya Financial, Inc. 127,841
2,357 Wintrust Financial Corporation 181,725
2,178 Zions Bancorporations NA 121,532
Total 1,546,234
Health Care (7.7%)
1,205 Acadia Healthcare Company, Inc.
b
73,409
1,542 Centene Corporation
b
95,203
920 Ionis Pharmaceuticals, Inc.
b
39,394
1,810 NuVasive , Inc.
b
129,325
1,367 Syneos Health, Inc.
b
115,990
790 Zimmer Biomet Holdings, Inc. 139,956
Total 593,277
Industrials (13.3%)
998 AGCO Corporation 145,628
Shares Common Stock (97.7%) Value
Industrials (13.3%) - continued
982 Carlisle Companies, Inc. $ 188,200
2,066 Crane Company 194,328
592 JB Hunt Transport Services, Inc. 101,060
487 Lincoln Electric Holdings, Inc. 62,361
2,837 Meritor, Inc.
b
76,684
1,475 Robert Half International, Inc. 129,225
2,065 Southwest Airlines Company
b
129,641
Total 1,027,127
Information Technology (9.4%)
2,220 Jabil, Inc. 116,372
4,714 Juniper Networks, Inc. 119,688
3,100 NCR Corporation
b
141,825
3,772 ON Semiconductor Corporation
b
147,108
808 PTC, Inc.
b
105,800
1,305 Western Digital Corporation
b
92,172
Total 722,965
Materials (7.7%)
5,271 Axalta Coating Systems, Ltd.
b
168,092
2,873 Berry Plastics Group, Inc.
b
182,780
1,609 CF Industries Holdings, Inc. 78,246
861 LyondellBasell Industries NV 89,320
898 Nucor Corporation 73,870
Total 592,308
Real Estate (6.8%)
686 Camden Property Trust 82,649
1,548 CBRE Group, Inc.
b
131,890
2,376 Highwoods Properties, Inc. 106,421
7,055 Host Hotels & Resorts, Inc.
b
128,119
2,018 Rayonier, Inc. REIT 73,213
Total 522,292
Utilities (4.2%)
1,419 Alliant Energy Corporation 79,705
4,976 CenterPoint Energy, Inc. 121,862
1,941 Evergy , Inc. 124,166
Total 325,733
Total Common Stock
(cost $5,314,311) 7,527,279
Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
89,125 Thrivent Cash Management Trust 89,125
Total Collateral Held for
Securities Loaned
(cost $89,125) 89,125
Shares
Registered Investment
Companies ( 1.1% ) Value
Unaffiliated  (1.1%)
2,034 Fidelity US Utilities ETF 87,686
Total 87,686
Total Registered Investment
Companies (cost $78,037) 87,686

Mid Cap Value Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 2.4% ) Value
Thrivent Core Short-Term Reserve
Fund
18,141 0.180% $ 181,414
Total Short-Term Investments
(cost $181,414) 181,414
Total Investments (cost
$5,662,887) 102.4% $7,885,504
Other Assets and Liabilities, Net
(2.4%) (183,247)
Total Net Assets 100.0% $7,702,257
a All or a portion of the security is on loan.
b Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Value Fund as of April 30, 2021:
Securities Lending Transactions
Common Stock $ 86,618
Total lending $86,618
Gross amount payable upon return of
collateral for securities loaned $89,125
Net amounts due to counterparty
$2,507
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,236,697
Gross unrealized depreciation (13,259)
Net unrealized appreciation (depreciation) $2,223,438
Cost for federal income tax purposes $5,662,066

Mid Cap Value Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 444,516 444,516 – –
Consumer Discretionary 998,425 998,425 – –
Consumer Staples 337,722 337,722 – –
Energy 416,680 416,680 – –
Financials 1,546,234 1,546,234 – –
Health Care 593,277 593,277 – –
Industrials 1,027,127 1,027,127 – –
Information Technology 722,965 722,965 – –
Materials 592,308 592,308 – –
Real Estate 522,292 522,292 – –
Utilities 325,733 325,733 – –
Registered Investment Companies
Unaffiliated 87,686 87,686 – –
Subtotal Investments in Securities $7,614,965 $7,614,965 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 181,414
Collateral Held for Securities Loaned 89,125
Subtotal Other Investments $270,539
Total Investments at Value $7,885,504
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $41 $2,807 $2,667 $181 18 2.4%
Total Affiliated Short-Term Investments 41 181 2.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   163 1,153 1,227 89 89 1.2
Total Collateral Held for Securities Loaned 163 89 1.2
Total Value $204 $270
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $0 $0 $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 2
Total Affiliated Income from Securities Loaned, Net $2
Total $0 $0 $0

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.3% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 160,462
4.690%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 159,994
Chemours Company, Term Loan
266,688
1.870%,  (LIBOR 1M +
1.750%), 4/3/2025
b
260,466
Hexion, Inc., Term Loan
227,683
3.710%,  (LIBOR 3M +
3.500%), 7/1/2026
b
227,209
INEOS US Petrochem, LLC, Term
Loan
405,000
3.250%,  (LIBOR 3M +
2.750%), 1/29/2026
b
402,975
Innophos Holdings, Inc., Term
Loan
222,750
3.613%,  (LIBOR 1M +
3.500%), 2/7/2027
b
221,915
Momentive Performance Materials
USA, LLC, Term Loan
221,062
3.370%,  (LIBOR 1M +
3.250%), 5/15/2024
b
218,392
Nouryon USA, LLC, Term Loan
598,697
2.865%,  (LIBOR 1M +
2.750%), 10/1/2025
b
591,213
Pixelle Specialty Solutions, LLC,
Term Loan
394,764
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
394,598
PQ Corporation, Term Loan
189,320
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
189,178
PQ Group Holdings, Inc., Term
Loan
80,000
0.000%,  (LIBOR 1M +
3.500%), 4/30/2028
b,c,d
79,851
Venator Finance SARL, Term Loan
294,238
3.113%,  (LIBOR 1M +
3.000%), 8/8/2024
b
289,212
Total 3,035,003
Capital Goods (0.2%)
Flex Acquisition Company, Inc.,
Term Loan
454,271
3.452%,  (LIBOR 3M +
3.250%), 6/29/2025
b
446,948
325,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
321,298
Gemini HDPE, LLC, Term Loan
360,245
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
359,233
GFL Environmental, Inc., Term
Loan
369,075
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
369,009
Graham Packaging Company,
Inc., Term Loan
380,000
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
378,792
Mauser Packaging Solutions
Holding Company, Term Loan
324,936
3.443%,  (LIBOR 3M +
3.250%), 4/3/2024
b
313,563
Principal
Amount Bank Loans (1.3%)
a
Value
Capital Goods (0.2%) - continued
MI Windows and Doors, Inc., Term
Loan
$ 339,150
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
$ 339,574
Navistar, Inc., Term Loan
454,725
3.610%,  (LIBOR 1M +
3.500%), 11/6/2024
b
454,157
Pactiv Evergreen Group Holdings,
Inc., Term Loan
315,077
2.863%,  (LIBOR 1M +
2.750%), 2/5/2023
b
314,245
164,587
3.363%,  (LIBOR 1M +
3.250%), 2/5/2026
b
163,024
TransDigm, Inc., Term Loan
794,937
2.363%,  (LIBOR 1M +
2.250%), 12/9/2025
b
784,643
TricorBraun Holdings, Inc.,
Delayed Draw
88,141
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b,c,d
87,247
TricorBraun Holdings, Inc., Term
Loan
391,860
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
387,886
Vertiv Group Corporation, Term
Loan
1,311,713
2.861%,  (LIBOR 1M +
2.750%), 3/2/2027
b
1,303,750
Total 6,023,369
Communications Services (0.2%)
Altice France SA, Term Loan
187,200
2.936%,  (LIBOR 3M +
2.750%), 7/31/2025
b
183,143
Cablevision Lightpath, LLC, Term
Loan
363,175
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
361,541
CCI Buyer, Inc., Term Loan
100,000
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
100,146
CommScope, Inc., Term Loan
425,262
3.363%,  (LIBOR 1M +
3.250%), 4/4/2026
b
421,809
E.W. Scripps Company, Term Loan
369,075
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
368,211
Eagle Broadband Investments,
LLC, Term Loan
598,500
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
597,453
Entercom Media Corporation, Term
Loan
304,048
2.611%,  (LIBOR 1M +
2.500%), 11/17/2024
b
299,335
HCP Acquisition, LLC, Term Loan
478,158
3.750%,  (LIBOR 1M +
2.750%), 5/16/2024
b
477,364
iHeartCommunications, Inc., Term
Loan
262,343
3.113%,  (LIBOR 1M +
3.000%), 5/1/2026
b
258,901

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.2%) - continued
Intermediate Dutch Holdings, Term
Loan
$ 335,000
4.111%,  (LIBOR 3M +
4.000%), 3/5/2028
b
$ 334,233
Lumen Technologies, Inc., Term
Loan
438,998
2.363%,  (LIBOR 1M +
2.250%), 3/15/2027
b
433,620
Meredith Corporation, Term Loan
313,421
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
317,991
NEP Group, Inc., Term Loan
327,710
3.363%,  (LIBOR 1M +
3.250%), 10/20/2025
b
317,551
40,000
7.113%,  (LIBOR 1M +
7.000%), 10/19/2026
b
36,514
Nexstar Broadcasting, Inc., Term
Loan
507,432
2.615%,  (LIBOR 1M +
2.500%), 9/19/2026
b
504,833
Nielsen Finance, LLC, Term Loan
144,769
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
144,939
Peraton Corporation, Delayed
Draw
320,000
0.000%,  (LIBOR 1M +
3.750%), 2/1/2028
b,c,d
319,600
Peraton Corporation, Term Loan
180,000
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
179,775
Radiate Holdco, LLC, Term Loan
857,850
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
858,210
Terrier Media Buyer, Inc., Term
Loan
498,750
3.613%,  (LIBOR 1M +
3.500%), 12/17/2026
b
494,541
TNS, Inc., Term Loan
518,431
4.120%,  (LIBOR 1M +
4.000%), 8/14/2022
b
518,001
WideOpenWest Finance, LLC,
Term Loan
429,509
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
428,349
Xplornet Communications, Inc.,
Term Loan
372,399
4.863%,  (LIBOR 1M +
4.750%), 6/10/2027
b
372,585
Total 8,328,645
Consumer Cyclical (0.2%)
Caesars Resort Collection, LLC,
Term Loan
482,575
4.613%,  (LIBOR 1M +
4.500%), 7/20/2025
b
483,680
Carnival Corporation, Term Loan
243,772
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
250,780
Cengage Learning, Inc., Term
Loan
237,363
5.250%,  (LIBOR 2M +
4.250%), 6/7/2023
b
236,139
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.2%) - continued
CP Atlas Buyer, Inc., Term Loan
$ 325,000
4.250%,  (LIBOR 2M +
3.750%), 11/23/2027
b
$ 324,087
Golden Entertainment, Inc., Term
Loan
726,375
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
719,714
Golden Nugget, LLC, Term Loan
357,695
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
353,031
Harbor Freight Tools USA, Inc.,
Term Loan
467,650
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
467,112
LCPR Loan Financing, LLC, Term
Loan
330,000
3.865%,  (LIBOR 1M +
3.750%), 10/15/2028
b
330,413
Michaels Companies, Inc., Term
Loan
525,000
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
522,485
Penn National Gaming, Inc., Term
Loan
218,904
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
217,674
Scientific Games International,
Inc., Term Loan
1,200,076
2.863%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,181,847
Staples, Inc., Term Loan
129,363
4.705%,  (LIBOR 3M +
4.500%), 9/12/2024
b
127,260
227,466
5.205%,  (LIBOR 3M +
5.000%), 4/12/2026
b
222,178
Stars Group Holdings BV, Term
Loan
327,925
3.703%,  (LIBOR 3M +
3.500%), 7/10/2025
b
328,561
Tenneco, Inc., Term Loan
360,586
3.113%,  (LIBOR 1M +
3.000%), 10/1/2025
b
351,572
Truck Hero, Inc., Term Loan
90,000
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
89,765
Wyndham Hotels & Resorts, Inc.,
Term Loan
238,875
1.863%,  (LIBOR 1M +
1.750%), 5/30/2025
b
236,486
Total 6,442,784
Consumer Non-Cyclical (0.2%)
Adient US, LLC, Term Loan
140,000
3.610%,  (LIBOR 3M +
3.500%), 4/8/2028
b
139,790
Bausch Health Americas, Inc.,
Term Loan
592,390
3.113%,  (LIBOR 1M +
3.000%), 6/1/2025
b
591,240
Bellring Brands, LLC, Term Loan
355,049
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
357,268

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Chobani, LLC, Term Loan
$ 189,050
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
$ 188,955
City Brewing Company, LLC, Term
Loan
210,000
4.250%,  (LIBOR 3M +
3.500%), 4/1/2028
b,e
210,263
CNT Holdings I Corporation, Term
Loan
245,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
244,427
70,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
70,700
Dole Food Company, Inc., Term
Loan
442,473
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
441,920
Endo Luxembourg Finance
Company I Sarl, Term Loan
580,000
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
564,050
Gainwell Acquistion Corporation,
Term Loan
670,000
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
670,000
Global Medical Response, Inc.,
Term Loan
101,588
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
101,497
1,117,200
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,118,317
Lonza Specialty Ingredients, Term
Loan
505,000
0.000%,  (LIBOR 1M +
4.000%), 4/30/2028
b,c,d
502,475
MPH Acquisition Holdings, LLC,
Term Loan
829,284
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
824,624
Ortho-Clinical Diagnostics SA,
Term Loan
572,234
3.361%,  (LIBOR 1M +
3.250%), 6/30/2025
b
571,233
Petco Health & Wellness
Company, Inc., Term Loan
425,000
4.000%,  (LIBOR 2M +
3.250%), 3/4/2028
b
422,284
PetSmart, Inc., Term Loan
600,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
601,200
Precision Medicine Group, LLC,
Delayed Draw
49,615
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
49,326
Precision Medicine Group, LLC,
Term Loan
379,434
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
377,222
Sotera Health Holdings, LLC, Term
Loan
243,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
241,481
Total 8,288,272
Principal
Amount Bank Loans (1.3%)
a
Value
Energy (<0.1%)
Calpine Corporation, Term Loan
$ 468,825
2.620%,  (LIBOR 1M +
2.500%), 12/16/2027
b
$ 465,684
Energizer Holdings, Inc., Term
Loan
129,675
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
128,962
Lealand Finance Company BV,
Term Loan
94,993
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
40,733
Total 635,379
Financials (0.1%)
Asurion, LLC, Term Loan
817,950
3.363%,  (LIBOR 1M +
3.250%), 12/23/2026
b
811,946
215,000
5.363%,  (LIBOR 1M +
5.250%), 2/3/2028
b
217,956
Blackstone CQP Holdco, LP, Term
Loan
235,800
3.687%,  (LIBOR 3M +
3.500%), 9/30/2024
b
235,395
Digicel International Finance, Ltd.,
Term Loan
409,186
3.510%,  (LIBOR 3M +
3.250%), 5/27/2024
b,c,d
394,525
MoneyGram International, Inc.,
Term Loan
265,327
7.000%,  (LIBOR 1M +
6.000%), 6/30/2023
b
265,327
Northriver Midstream Finance, LP,
Term Loan
384,091
3.452%,  (LIBOR 3M +
3.250%), 10/1/2025
b
377,688
Tronox Finance, LLC, Term Loan
315,000
2.657%,  (LIBOR 2M +
2.500%), 3/11/2028
b
311,907
Total 2,614,744
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
422,698
3.685%,  (LIBOR 2M +
3.500%), 8/21/2026
b
409,078
Crown Subsea Communications
Holding, Inc., Term Loan
535,000
0.000%,  (LIBOR 1M +
5.000%), 4/20/2027
b,c,d
533,887
Gogo Intermediate Holdings, LLC,
Term Loan
460,000
0.000%,  (LIBOR 1M +
4.750%), 4/30/2028
b,c,d
456,932
Lummus Technology Holdings V,
LLC, Term Loan
910,000
3.613%,  (LIBOR 1M +
3.500%), 6/30/2027
b
903,366
Prime Security Services Borrower,
LLC, Term Loan
1,130,000
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,127,808

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Technology (0.2%) - continued
Rackspace Technology Global,
Inc., Term Loan
$ 730,000
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
$ 723,693
Redstone Holdco 2 LP, Delayed
Draw
73,760
0.000%,  (LIBOR 1M +
4.750%), 4/16/2028
b,c,d
72,991
54,490
0.000%,  (LIBOR 1M +
7.750%), 4/16/2029
b,c,d
53,468
Redstone Holdco 2 LP, Term Loan
188,460
0.000%,  (LIBOR 1M +
4.750%), 4/16/2028
b,c,d
186,496
95,025
0.000%,  (LIBOR 3M +
7.750%), 4/16/2029
b,c,d
93,244
SS&C Technologies, Inc., Term
Loan
46,684
1.863%,  (LIBOR 1M +
1.750%), 4/16/2025
b
46,105
29,772
1.863%,  (LIBOR 1M +
1.750%), 4/16/2025
b
29,403
Verscend Holding Corporation,
Term Loan
165,000
4.113%,  (LIBOR 1M +
4.000%), 8/27/2025
b
164,845
Zayo Group Holdings, Inc., Term
Loan
780,822
3.113%,  (LIBOR 1M +
3.000%), 3/9/2027
b
772,491
Total 5,573,807
Transportation (0.1%)
American Airlines, Inc., Term Loan
875,000
5.500%,  (LIBOR 3M +
4.750%), 3/24/2028
b,c,d
899,063
Genesee & Wyoming, Inc., Term
Loan
450,450
2.203%,  (LIBOR 3M +
2.000%), 12/30/2026
b
448,558
Mileage Plus Holdings, LLC, Term
Loan
245,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
261,275
SkyMiles IP, Ltd., Term Loan
320,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
335,882
United Airlines, Inc., Term Loan
275,000
0.000%,  (LIBOR 3M +
3.750%), 4/14/2028
b,c,d
278,044
Total 2,222,822
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
78,179
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
78,114
Core and Main, LP, Term Loan
517,867
3.750%,  (LIBOR 1M +
2.750%), 8/1/2024
b
515,754
EnergySolutions, LLC, Term Loan
238,262
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
236,773
Principal
Amount Bank Loans (1.3%)
a
Value
Utilities (<0.1%) - continued
Exgen Renewables IV, LLC, Term
Loan
$ 483,787
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,c,d
$ 483,667
PG&E Corporation, Term Loan
648,367
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
645,533
Total 1,959,841
Total Bank Loans
(cost $45,075,250) 45,124,666
Shares
Registered Investment
Companies ( 43.4% ) Value
Unaffiliated  (1.2%)
656,850 Invesco Senior Loan ETF 14,549,227
25,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
3,278,750
3,101 ProShares Ultra S&P 500
g
350,909
429 ProShares UltraPro QQQ 46,186
11,112 SPDR Bloomberg Barclays High
Yield Bond ETF
g
1,213,542
109,045 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 2,993,285
36,060 SPDR S&P 500 ETF Trust 15,047,838
9,190 SPDR S&P Oil & Gas Exploration
ETF 737,038
20,000 Vanguard Intermediate-Term
Corporate Bond ETF 1,876,400
10,000 Vanguard Short-Term Corporate
Bond ETF 827,300
Total 40,920,475
Affiliated  (42.2%)
7,770,203 Thrivent Core Emerging Markets
Debt Fund 76,536,496
1,859,518 Thrivent Core Emerging Markets
Equity Fund 23,243,980
1,052,872 Thrivent Core International Equity
Fund 11,055,151
6,259,785 Thrivent Core Low Volatility Equity
Fund 84,882,678
2,347,282 Thrivent Global Stock Fund, Class
S 71,545,163
9,001,535 Thrivent High Yield Fund, Class S 42,127,185
13,928,854 Thrivent Income Fund, Class S 135,109,889
13,394,631 Thrivent International Allocation
Fund, Class S 154,306,154
15,481,810 Thrivent Large Cap Growth Fund,
Class S
h
294,309,210
9,522,933 Thrivent Large Cap Value Fund,
Class S 262,071,121
5,483,117 Thrivent Limited Maturity Bond
Fund, Class S 69,745,246
4,392,189 Thrivent Mid Cap Stock Fund,
Class S 169,055,372
1,305,816 Thrivent Small Cap Stock Fund,
Class S 45,207,356
Total 1,439,195,001
Total Registered Investment
Companies (cost $963,193,015) 1,480,115,476

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 26.8% ) Value
Asset-Backed Securities (1.4%)
522 Funding CLO, Ltd.
$ 900,000
1.788%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,i
$ 898,359
Access Group, Inc.
53,662
0.606%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
53,171
Aimco CLO 10, Ltd.
800,000
1.504%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
800,238
Aimco CLO 11, Ltd.
1,350,000
1.564%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,i
1,351,754
Arch Street CLO, Ltd.
550,000
2.497%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,i
550,059
550,000
3.647%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,i
550,057
Ares CLO, Ltd.
1,000,000
1.590%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
1,000,375
Ares XXXIIR CLO, Ltd.
1,025,000
2.194%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,i
1,025,073
Balboa Bay Loan Funding, Ltd.
600,000
1.938%,  (LIBOR 3M +
1.750%), 1/20/2032, Ser.
2020-1A, Class B
b,i
600,655
Buttermilk Park CLO, Ltd.
1,750,000
1.584%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
1,750,621
Carlyle Global Market Strategies
CLO, Ltd.
1,150,000
1.634%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
1,150,287
CarVal CLO II, Ltd.
850,000
1.688%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,i
849,510
500,000
2.188%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,i
498,768
Cent CLO, LP
300,000
2.476%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
300,158
CIFC Funding, Ltd.
500,000
1.788%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,i
501,051
Colony American Finance Trust
1,239,918
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
1,309,251
Principal
Amount Long-Term Fixed Income (26.8%) Value
Asset-Backed Securities (1.4%) - continued
Commonbond Student Loan Trust
$ 76,332
0.606%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
$ 75,815
CoreVest American Finance Trust
1,546,830
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
1,613,356
Dryden 36 Senior Loan Fund
700,000
2.234%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,i
700,262
Dryden Senior Loan Fund
950,000
1.590%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
950,377
Earnest Student Loan Program,
LLC
85,924
3.020%,  5/25/2034, Ser.
2016-B, Class A2
i
86,037
ECMC Group Student Loan Trust
829,705
1.256%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,i
838,177
Flatiron CLO, Ltd.
475,000
1.998%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,i
475,660
Galaxy XIX CLO, Ltd.
650,000
2.026%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,i
650,077
Galaxy XX CLO, Ltd.
650,000
1.188%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
649,174
Golub Capital Partners, Ltd.
793,877
1.338%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,i
793,947
769,000
1.388%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
767,507
Harley Marine Financing, LLC
2,108,711
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
1,976,257
Home Partners of America Trust
1,392,140
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
1,420,472
1,572,990
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
1,627,602
Laurel Road Prime Student Loan
Trust
811,656
5.600%,  11/25/2043, Ser.
2018-D, Class A
b,i
841,258
Longfellow Place CLO, Ltd.
1,600,000
1.934%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,i
1,599,994
425,000
2.484%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,i
425,057

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.8%) Value
Asset-Backed Securities (1.4%) - continued
Madison Park Funding XIV, Ltd.
$ 750,000
1.584%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
$ 750,136
Madison Park Funding, Ltd.
825,000
2.288%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,i
825,348
Magnetite XII, Ltd.
650,000
1.284%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
650,136
Mercury Financial Credit Card
Master Trust
700,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
i
701,852
Mountain View CLO, Ltd.
475,000
1.304%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
474,182
MRA Issuance Trust
1,750,000
1.456%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
b,i
1,750,498
National Collegiate Trust
362,195
0.401%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
355,704
Neuberger Berman CLO, Ltd.
400,000
1.214%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
399,795
Octagon Investment Partners 32,
Ltd.
1,050,000
2.234%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,i
1,050,105
Octagon Investment Partners XVI,
Ltd.
200,000
1.590%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
200,070
OZLM IX, Ltd.
525,000
1.738%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,i
525,400
OZLM VIII, Ltd.
1,498,209
1.360%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
1,498,577
Palmer Square CLO, Ltd.
750,000
2.241%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,i
748,018
Palmer Square Loan Funding, Ltd.
550,000
1.838%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
550,295
Pretium Mortgage Credit Partners,
LLC
749,523
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
i,j
756,112
Principal
Amount Long-Term Fixed Income (26.8%) Value
Asset-Backed Securities (1.4%) - continued
Progress Residential Trust
$ 500,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
i
$ 499,443
Shackleton 2015-VII-R CLO, Ltd.
1,150,000
1.304%,  (LIBOR 3M +
1.150%), 7/15/2031, Ser.
2015-7RA, Class AR
b,d,i
1,150,122
Shackleton CLO, Ltd.
450,000
1.354%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,i
450,000
SLM Student Loan Trust
137,324
0.506%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
135,009
Sound Point CLO XIV, Ltd.
1,050,000
2.223%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,i
1,046,492
Sound Point CLO XV, Ltd.
1,050,000
2.251%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,i
1,050,119
Sound Point CLO XXI, Ltd.
625,000
1.626%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,i
625,195
THL Credit Wind River CLO, Ltd.
375,000
1.618%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,i
376,272
Upstart Securitization Trust
562,832
1.702%,  11/20/2030, Ser.
2020-3, Class A
i
567,023
VCAT Asset Securitization, LLC
425,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
i,j
424,820
Voya CLO, Ltd.
499,220
1.384%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
499,068
Whitebox CLO II, Ltd.
500,000
2.426%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,i
500,809
Total 47,241,016
Basic Materials (0.3%)
Air Products and Chemicals, Inc.
700,000 2.700%,  5/15/2040 682,670
Alcoa Nederland Holding BV
250,000 5.500%,  12/15/2027
i
270,625
Anglo American Capital plc
300,000 4.875%,  5/14/2025
i
338,475
BWAY Holding Company
220,000 5.500%,  4/15/2024
i
220,825
Chemours Company
140,000 5.750%,  11/15/2028
i
148,725
Cleveland-Cliffs, Inc.
180,000 5.875%,  6/1/2027 188,775
120,000 4.625%,  3/1/2029
i
122,250

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.8%) Value
Basic Materials (0.3%) - continued
$ 120,000 4.875%,  3/1/2031
i
$ 122,100
Consolidated Energy Finance SA
210,000 6.875%,  6/15/2025
i
210,787
DowDuPont, Inc.
200,000 4.493%,  11/15/2025 227,194
First Quantum Minerals, Ltd.
390,000 7.500%,  4/1/2025
i
404,869
Freeport-McMoRan, Inc.
230,000 4.125%,  3/1/2028 242,482
270,000 4.250%,  3/1/2030 290,250
70,000 4.625%,  8/1/2030 77,262
Glencore Funding, LLC
43,000 4.125%,  5/30/2023
i
45,804
396,000 4.000%,  3/27/2027
i
437,643
Hecla Mining Company
85,000 7.250%,  2/15/2028 92,969
Hudbay Minerals, Inc.
200,000 4.500%,  4/1/2026
i
203,000
Ingevity Corporation
290,000 3.875%,  11/1/2028
i
288,863
International Paper Company
390,000 4.350%,  8/15/2048 459,418
Kinross Gold Corporation
154,000 5.950%,  3/15/2024 172,281
460,000 4.500%,  7/15/2027 523,245
Kraton Polymers, LLC
250,000 4.250%,  12/15/2025
i
253,750
Mercer International, Inc.
190,000 5.125%,  2/1/2029
i
196,412
Norbord, Inc.
180,000 5.750%,  7/15/2027
i
196,146
Novelis Corporation
205,000 5.875%,  9/30/2026
i
213,854
100,000 4.750%,  1/30/2030
i
104,000
OCI NV
243,000 4.625%,  10/15/2025
i
253,328
Olin Corporation
360,000 5.125%,  9/15/2027 375,848
SCIH Salt Holdings, Inc.
140,000 4.875%,  5/1/2028
i
139,650
Sherwin-Williams Company
153,000 3.125%,  6/1/2024 163,900
Steel Dynamics, Inc.
304,000 1.650%,  10/15/2027 300,044
Teck Resources, Ltd.
581,000 6.125%,  10/1/2035 722,743
United States Steel Corporation
320,000 6.875%,  3/1/2029 334,000
Vale Overseas, Ltd.
225,000 6.250%,  8/10/2026 268,875
132,000 6.875%,  11/21/2036 179,356
Venator Finance SARL
210,000 5.750%,  7/15/2025
i
207,375
WestRock Company
245,000 3.750%,  3/15/2025 268,125
Total 9,947,918
Principal
Amount Long-Term Fixed Income (26.8%) Value
Capital Goods (0.5%)
AECOM
$ 410,000 5.125%,  3/15/2027 $ 456,125
Amsted Industries, Inc.
240,000 5.625%,  7/1/2027
i
254,400
Ardagh Packaging Finance plc
132,000 6.000%,  2/15/2025
i
136,194
330,000 5.250%,  8/15/2027
i
337,288
BAE Systems plc
725,000 1.900%,  2/15/2031
i
685,348
Boeing Company
710,000 5.930%,  5/1/2060 926,550
350,000 5.040%,  5/1/2027 402,139
338,000 5.150%,  5/1/2030 393,116
600,000 5.705%,  5/1/2040 744,076
Bombardier, Inc.
210,000 7.500%,  3/15/2025
i
209,606
210,000 7.875%,  4/15/2027
i
209,475
Brand Industrial Services, Inc.
105,000 8.500%,  7/15/2025
i
107,100
BWAY Holding Company
210,000 7.250%,  4/15/2025
i
204,225
Carrier Global Corporation
456,000 3.577%,  4/5/2050 458,595
650,000 2.700%,  2/15/2031 656,981
Cintas Corporation No. 2
230,000 3.700%,  4/1/2027 257,070
CNH Industrial NV
210,000 3.850%,  11/15/2027 232,809
Cornerstone Building Brands, Inc.
280,000 6.125%,  1/15/2029
i
298,572
Covanta Holding Corporation
200,000 6.000%,  1/1/2027 209,000
65,000 5.000%,  9/1/2030 66,706
CP Atlas Buyer, Inc.
180,000 7.000%,  12/1/2028
i
186,680
Crown Cork & Seal Company, Inc.
330,000 7.375%,  12/15/2026 400,950
Emerson Electric Company
700,000 1.800%,  10/15/2027 711,340
GFL Environmental, Inc.
70,000 4.000%,  8/1/2028
i
66,986
185,000 3.500%,  9/1/2028
i
178,109
H&E Equipment Services, Inc.
200,000 3.875%,  12/15/2028
i
195,250
Howmet Aerospace, Inc.
240,000 6.875%,  5/1/2025 278,400
Ingersoll-Rand Luxembourg
Finance SA
275,000 3.500%,  3/21/2026 301,396
Jeld-Wen, Inc.
180,000 6.250%,  5/15/2025
i
192,375
60,000 4.625%,  12/15/2025
i
61,200
L3Harris Technologies, Inc.
507,000 3.950%,  5/28/2024 550,879
Lockheed Martin Corporation
304,000 4.500%,  5/15/2036 371,018
78,000 6.150%,  9/1/2036 109,921
Meritor, Inc.
140,000 4.500%,  12/15/2028
i
141,750

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.8%) Value
Capital Goods (0.5%) - continued
NESCO Holdings II, Inc.
$ 70,000 5.500%,  4/15/2029
i
$ 72,100
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 608,800
Owens-Brockway Glass Container,
Inc.
170,000 5.875%,  8/15/2023
i
184,025
Raytheon Technologies
Corporation
456,000 4.125%,  11/16/2028 517,665
Republic Services, Inc.
235,000 2.900%,  7/1/2026 252,572
Roper Technologies, Inc.
130,000 3.650%,  9/15/2023 138,940
192,000 4.200%,  9/15/2028 219,264
335,000 1.750%,  2/15/2031 313,649
SRM Escrow Issuer, LLC
240,000 6.000%,  11/1/2028
i
254,362
Standard Industries, Inc.
410,000 4.375%,  7/15/2030
i
411,025
Textron, Inc.
510,000 3.375%,  3/1/2028 545,656
Titan Acquisition, Ltd.
90,000 7.750%,  4/15/2026
i
93,487
TransDigm, Inc.
175,000 6.250%,  3/15/2026
i
185,281
630,000 5.500%,  11/15/2027 655,578
50,000 4.625%,  1/15/2029
i
49,276
United Rentals North America, Inc.
280,000 4.875%,  1/15/2028 296,450
170,000 4.000%,  7/15/2030 174,349
United Technologies Corporation
375,000 4.450%,  11/16/2038 441,376
400,000 3.750%,  11/1/2046 430,293
Waste Pro USA, Inc.
105,000 5.500%,  2/15/2026
i
107,100
WESCO Distribution, Inc.
240,000 7.250%,  6/15/2028
i
266,400
Total 17,209,277
Collateralized Mortgage Obligations (1.3%)
Alternative Loan Trust
141,267
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 113,052
Bellemeade Re, Ltd.
168,014
1.706%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
168,123
448,573
1.206%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
448,756
850,000
1.760%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,i
852,094
BRAVO Residential Funding Trust
350,711
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
360,343
Business Jet Securities, LLC
785,613
2.981%,  11/15/2035, Ser.
2020-1A, Class A
i
797,967
Principal
Amount Long-Term Fixed Income (26.8%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
CHL Mortgage Pass-Through Trust
$ 1,892,740
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 $ 1,476,275
CIM Trust
988,418
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,i
1,046,059
Citicorp Mortgage Securities, Inc.
648,882
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 645,618
Countrywide Alternative Loan Trust
165,206
2.746%,  10/25/2035, Ser.
2005-43, Class 4A1
b
160,884
655,425
7.000%,  10/25/2037, Ser.
2007-24, Class A10 344,579
Countrywide Home Loans, Inc.
195,196
5.750%,  4/25/2037, Ser.
2007-3, Class A27 141,651
Credit Suisse Mortgage Trust
264,447
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
i
264,121
984,056
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
1,043,526
2,254,884
3.460%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,i
2,281,031
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
71,532
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 62,925
Federal Home Loan Mortgage
Corporation - REMIC
10,073,617
2.000%,  11/25/2050, Ser.
5038, Class NI
k
1,275,601
302,134
4.000%,  7/15/2031, Ser.
4104, Class KI
k
15,134
404,039
3.000%,  2/15/2033, Ser.
4170, Class IG
k
40,963
1,044,582
3.000%,  3/15/2033, Ser.
4180, Class PI
k
117,944
Federal National Mortgage
Association
13,470,232
1.500%,  11/25/2035, Ser.
2020-99, Class IG
k
750,980
Federal National Mortgage
Association - REMIC
1,629,802
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
92,209
Foundation Finance Trust
900,000
1.270%,  5/15/2041, Ser.
2021-1A, Class A
i
896,562
FWD Securitization Trust
1,495,448
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
1,548,292
Galton Funding Mortgage Trust
2018-2
158,297
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
159,683
Genworth Mortgage Insurance
Corporation
1,000,000
2.160%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,i
1,004,265

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.8%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
GS Mortgage-Backed Securities
Trust
$ 672,230
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
$ 682,183
GSR Mortgage Loan Trust
1,307,102
3.372%,  9/25/2034, Ser.
2004-11, Class 2A2
b
1,375,120
Legacy Mortgage Asset Trust
580,710
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
i,j
587,299
LHOME Mortgage Trust
900,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,i
900,600
MASTR Alternative Loans Trust
337,207
0.556%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
48,347
Merrill Lynch Alternative Note
Asset Trust
173,743
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 107,188
MRA Issuance Trust
675,000
1.853%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
b,i
674,988
1,800,000
1.265%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
b,i
1,800,001
New York Mortgage Trust
873,309
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,i
877,177
Oak Street Investment
694,914
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
i
702,249
Oaktown Re, Ltd.
1,000,000
1.660%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,i
1,005,215
Preston Ridge Partners Mortgage
Trust, LLC
738,217
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
744,144
1,107,083
2.857%,  9/25/2025, Ser.
2020-3, Class A1
i,j
1,113,231
881,786
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,i
882,023
Pretium Mortgage Credit Partners,
LLC
590,684
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
i,j
590,596
RCO Mortgage, LLC
1,278,467
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,j
1,280,897
Residential Accredit Loans, Inc.
Trust
293,955
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 290,234
Silver Hill Trust
404,709
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
420,387
Principal
Amount Long-Term Fixed Income (26.8%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
Starwood Mortgage Residential
Trust
$ 232,347
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
$ 236,029
Toorak Mortgage Corporation
1,374,397
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
1,393,356
3,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 3,548,778
600,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
601,563
Vericrest Opportunity Loan
Transferee
734,625
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
i,j
731,002
465,478
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
i,j
465,239
700,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
i,j
696,751
525,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
i,j
523,834
811,602
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
i,j
811,054
550,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
i,j
549,637
550,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
i,j
549,504
537,346
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
i,j
537,378
375,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
i,j
375,315
575,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
i,j
574,815
Verus Securitization Trust
271,149
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
271,547
668,965
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
681,426
616,236
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
627,848
386,643
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,i
392,389
1,411,478
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,i
1,437,263
WaMu Mortgage Pass Through
Certificates
136,960
3.016%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
135,235
195,777
3.040%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
196,378
Total 45,526,857
Commercial Mortgage-Backed Securities (0.1%)
BBCMS Mortgage Trust
5,689,495
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,k
770,349
BFLD Trust
900,000
1.265%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,i
905,590
325,000
1.815%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,i
327,441

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.8%) Value
Commercial Mortgage-Backed Securities (0.1%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 523,857
3.000%,  3/15/2045, Ser.
4741, Class GA $ 540,976
GS Mortgage Securities Trust
1,193,275
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 1,272,067
Morgan Stanley Capital I Trust
5,989,274
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,k
826,166
Total 4,642,589
Communications Services (1.0%)
Altice France SA
215,000 5.125%,  7/15/2029
i
215,269
AMC Networks, Inc.
240,000 4.250%,  2/15/2029 237,000
American Tower Corporation
275,000 2.900%,  1/15/2030 283,972
700,000 2.100%,  6/15/2030 672,535
AT&T, Inc.
306,000 3.500%,  9/15/2053
i
281,478
700,000 2.300%,  6/1/2027 718,036
725,000 4.350%,  3/1/2029 822,904
315,000 5.250%,  3/1/2037 383,442
300,000 4.900%,  8/15/2037 355,433
285,000 5.550%,  8/15/2041 357,670
825,000 3.100%,  2/1/2043 763,189
British Telecommunications plc
300,000 4.500%,  12/4/2023 328,067
CCO Holdings, LLC
275,000 5.500%,  5/1/2026
i
283,800
330,000 5.125%,  5/1/2027
i
345,366
360,000 4.750%,  3/1/2030
i
375,750
60,000 4.500%,  8/15/2030
i
61,043
CCOH Safari, LLC
139,000 5.750%,  2/15/2026
i
143,865
Cengage Learning, Inc.
300,000 9.500%,  6/15/2024
i
306,000
Charter Communications
Operating, LLC
129,000 6.834%,  10/23/2055 183,814
300,000 4.500%,  2/1/2024 327,911
430,000 4.200%,  3/15/2028 476,822
650,000 3.500%,  6/1/2041 625,272
625,000 6.484%,  10/23/2045 826,771
Clear Channel Worldwide
Holdings, Inc.
265,000 7.750%,  4/15/2028
i
272,833
Comcast Corporation
370,000 4.049%,  11/1/2052 423,906
355,000 3.950%,  10/15/2025 398,615
575,000 4.250%,  10/15/2030 667,266
130,000 4.400%,  8/15/2035 153,864
410,000 4.750%,  3/1/2044 508,814
250,000 4.600%,  8/15/2045 306,432
Consolidated Communications,
Inc.
120,000 5.000%,  10/1/2028
i
121,800
Principal
Amount Long-Term Fixed Income (26.8%) Value
Communications Services (1.0%) - continued
Cox Communications, Inc.
$ 420,000 3.350%,  9/15/2026
i
$ 454,572
Crown Castle International
Corporation
312,000 3.200%,  9/1/2024 334,314
CSC Holdings, LLC
310,000 5.500%,  5/15/2026
i
318,804
70,000 5.375%,  2/1/2028
i
73,667
120,000 4.125%,  12/1/2030
i
119,400
Cumulus Media New Holdings,
Inc.
170,000 6.750%,  7/1/2026
i
174,250
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 445,858
DISH DBS Corporation
180,000 7.375%,  7/1/2028 194,386
Embarq Corporation
130,000 7.995%,  6/1/2036 151,371
Entercom Media Corporation
170,000 6.500%,  5/1/2027
g,i
174,250
Fox Corporation
420,000 3.500%,  4/8/2030
g
450,751
Front Range BidCo, Inc.
285,000 4.000%,  3/1/2027
i
283,005
180,000 6.125%,  3/1/2028
i
185,175
Frontier Communications
Corporation
150,000 5.875%,  10/15/2027
i
159,375
GCI, LLC
190,000 4.750%,  10/15/2028
i
195,700
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 221,000
iHeartCommunications, Inc.
190,000 4.750%,  1/15/2028
i
195,700
LCPR Senior Secured Financing
DAC
170,000 6.750%,  10/15/2027
i
182,750
Level 3 Financing, Inc.
140,000 4.625%,  9/15/2027
i
144,375
620,000 4.250%,  7/1/2028
i
624,718
Ligado Networks, LLC
113,499
0.000%,PIK 15.500%,
11/1/2023
f,i
111,797
Meredith Corporation
295,000 6.500%,  7/1/2025
i
314,913
NBN Company, Ltd.
725,000 2.625%,  5/5/2031
d,i
731,257
Netflix, Inc.
535,000 4.875%,  4/15/2028 615,919
Nexstar Escrow Corporation
340,000 5.625%,  7/15/2027
i
359,125
Nielsen Finance, LLC
280,000 5.625%,  10/1/2028
i
298,550
Omnicom Group, Inc.
156,000 3.600%,  4/15/2026 172,468
210,000 4.200%,  6/1/2030 236,639
Radiate Holdco, LLC
120,000 6.500%,  9/15/2028
i
124,927
Scripps Escrow II, Inc.
105,000 5.375%,  1/15/2031
i
106,444

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.8%) Value
Communications Services (1.0%) - continued
Scripps Escrow, Inc.
$ 140,000 5.875%,  7/15/2027
i
$ 147,311
SFR Group SA
550,000 7.375%,  5/1/2026
i
570,240
Sinclair Television Group, Inc.
290,000 5.500%,  3/1/2030
i
288,188
Sirius XM Radio, Inc.
190,000 5.000%,  8/1/2027
i
198,967
125,000 4.125%,  7/1/2030
i
125,000
Sprint Capital Corporation
250,000 6.875%,  11/15/2028 315,007
210,000 8.750%,  3/15/2032 311,325
Sprint Corporation
710,000 7.625%,  2/15/2025 843,125
Telefonica Emisiones SAU
475,000 4.570%,  4/27/2023 511,596
Terrier Media Buyer, Inc.
160,000 8.875%,  12/15/2027
i
173,800
Time Warner Entertainment
Company, LP
229,000 8.375%,  3/15/2023 261,377
T-Mobile USA, Inc.
725,000 3.750%,  4/15/2027
i
798,602
215,000 2.875%,  2/15/2031 209,894
600,000 4.375%,  4/15/2040
i
665,796
United States Cellular Corporation
170,000 6.700%,  12/15/2033 212,503
Uniti Group, LP
105,000 6.500%,  2/15/2029
i
104,374
Univision Communications, Inc.
350,000 6.625%,  6/1/2027
i
379,313
VeriSign, Inc.
150,000 4.750%,  7/15/2027 159,726
Verizon Communications, Inc.
456,000 3.700%,  3/22/2061 461,257
150,000
1.298%,  (LIBOR 3M +
1.100%), 5/15/2025
b
153,635
304,000 2.100%,  3/22/2028 306,760
1,192,000 4.272%,  1/15/2036 1,373,373
825,000 2.650%,  11/20/2040 764,332
Viacom, Inc.
228,000 5.850%,  9/1/2043 291,728
ViaSat, Inc.
280,000 5.625%,  9/15/2025
i
286,300
Vodafone Group plc
225,000 4.875%,  6/19/2049 273,030
VTR Finance NV
165,000 6.375%,  7/15/2028
g,i
178,200
Walt Disney Company
775,000 2.200%,  1/13/2028 795,407
500,000 2.650%,  1/13/2031 514,483
425,000 3.500%,  5/13/2040 454,170
Ziggo BV
340,000 5.500%,  1/15/2027
i
353,627
Total 32,866,845
Consumer Cyclical (0.9%)
1011778 B.C., ULC
320,000 4.375%,  1/15/2028
i
324,000
Principal
Amount Long-Term Fixed Income (26.8%) Value
Consumer Cyclical (0.9%) - continued
Allied Universal Holdco, LLC
$ 210,000 6.625%,  7/15/2026
i
$ 222,075
Allison Transmission, Inc
275,000 3.750%,  1/30/2031
i
265,375
Amazon.com, Inc.
324,000 3.875%,  8/22/2037 373,646
234,000 4.050%,  8/22/2047 276,599
American Axle & Manufacturing,
Inc.
320,000 6.500%,  4/1/2027
g
338,000
American Honda Finance
Corporation
400,000 2.150%,  9/10/2024 418,913
Boyne USA, Inc.
160,000 4.750%,  5/15/2029
i
164,400
Brookfield Residential Properties,
Inc.
430,000 6.250%,  9/15/2027
i
455,800
Caesars Entertainment, Inc.
70,000 8.125%,  7/1/2027
i
77,783
Carnival Corporation
210,000 11.500%,  4/1/2023
i
241,332
100,000 10.500%,  2/1/2026
i
117,865
70,000 7.625%,  3/1/2026
i
76,650
300,000 5.750%,  3/1/2027
i
316,314
Cedar Fair, LP
230,000 5.250%,  7/15/2029 236,511
Cinemark USA, Inc.
240,000 5.875%,  3/15/2026
i
248,700
Clarios Global, LP
105,000 8.500%,  5/15/2027
i
113,400
Colt Merger Sub, Inc.
455,000 6.250%,  7/1/2025
i
483,756
CVS Health Corporation
700,000 3.625%,  4/1/2027 774,009
D.R. Horton, Inc.
500,000 2.600%,  10/15/2025 529,101
Dana, Inc.
250,000 5.625%,  6/15/2028 269,375
Empire Communities Corporation
210,000 7.000%,  12/15/2025
i
224,700
Ford Motor Company
210,000 9.000%,  4/22/2025 256,462
70,000 9.625%,  4/22/2030 98,175
170,000 7.450%,  7/16/2031 218,662
Ford Motor Credit Company, LLC
745,000 4.063%,  11/1/2024 784,381
570,000 4.134%,  8/4/2025 600,637
Forestar Group, Inc.
140,000 3.850%,  5/15/2026
i
141,463
Gap, Inc.
140,000 8.625%,  5/15/2025
i
154,938
General Motors Company
700,000 6.125%,  10/1/2025 830,764
700,000 6.800%,  10/1/2027 880,110
General Motors Financial
Company, Inc.
400,000 3.150%,  6/30/2022 410,822
152,000 3.950%,  4/13/2024 164,415
Hanesbrands, Inc.
295,000 4.875%,  5/15/2026
i
315,882

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.8%) Value
Consumer Cyclical (0.9%) - continued
Herc Holdings, Inc.
$ 170,000 5.500%,  7/15/2027
i
$ 179,775
Hilton Domestic Operating
Company, Inc.
540,000 4.875%,  1/15/2030 575,786
Home Depot, Inc.
375,000 5.400%,  9/15/2040 502,002
228,000 4.250%,  4/1/2046 272,880
965,000 3.900%,  6/15/2047 1,096,397
Hyundai Capital America
335,000 1.250%,  9/18/2023
i
337,902
525,000 1.800%,  1/10/2028
i
509,500
International Game Technology plc
210,000 5.250%,  1/15/2029
i
222,679
KB Home
220,000 4.800%,  11/15/2029 237,050
Kohl's Corporation
760,000 3.375%,  5/1/2031 775,924
425,000 5.550%,  7/17/2045 507,580
L Brands, Inc.
360,000 6.625%,  10/1/2030
i
414,886
70,000 6.875%,  11/1/2035 84,875
Landry's, Inc.
220,000 6.750%,  10/15/2024
i
222,750
Lennar Corporation
300,000 4.875%,  12/15/2023 328,116
625,000 4.750%,  5/30/2025 702,956
Levi Strauss & Company
160,000 3.500%,  3/1/2031
i
159,600
Live Nation Entertainment, Inc.
140,000 3.750%,  1/15/2028
i
139,489
Magic MergerCo, Inc.
195,000 5.250%,  5/1/2028
i
197,438
Marriott International, Inc.
450,000 5.750%,  5/1/2025 518,014
Mastercard, Inc.
275,000 3.950%,  2/26/2048 319,428
Mattamy Group Corporation
300,000 5.250%,  12/15/2027
i
314,250
McDonald's Corporation
700,000 2.125%,  3/1/2030 693,313
470,000 4.450%,  3/1/2047 552,409
MGM Resorts International
470,000 6.000%,  3/15/2023 502,900
Owl Rock Capital Corporation
650,000 3.400%,  7/15/2026 674,055
PetSmart, Inc.
205,000 4.750%,  2/15/2028
i
211,406
145,000 7.750%,  2/15/2029
i
157,103
Prime Security Services Borrower,
LLC
530,000 5.750%,  4/15/2026
i
579,730
Real Hero Merger Sub 2, Inc.
160,000 6.250%,  2/1/2029
i
165,526
Realogy Group, LLC
240,000 5.750%,  1/15/2029
i
249,000
Rite Aid Corporation
105,000 7.500%,  7/1/2025
i
108,806
Royal Caribbean Cruises, Ltd.
270,000 9.125%,  6/15/2023
i
298,069
Principal
Amount Long-Term Fixed Income (26.8%) Value
Consumer Cyclical (0.9%) - continued
$ 165,000 11.500%,  6/1/2025
i
$ 191,143
110,000 5.500%,  4/1/2028
i
115,357
Scientific Games International, Inc.
310,000 5.000%,  10/15/2025
i
320,075
250,000 7.250%,  11/15/2029
i
274,980
SeaWorld Parks and
Entertainment, Inc.
140,000 9.500%,  8/1/2025
i
152,015
Six Flags Entertainment
Corporation
80,000 5.500%,  4/15/2027
g,i
82,600
Six Flags Theme Parks, Inc.
200,000 7.000%,  7/1/2025
i
216,074
Staples, Inc.
370,000 7.500%,  4/15/2026
i
382,950
Target Corporation
650,000 2.250%,  4/15/2025 684,253
Tenneco, Inc.
140,000 5.000%,  7/15/2026
g
135,607
TJX Companies, Inc.
150,000 3.750%,  4/15/2027 168,042
430,000 3.875%,  4/15/2030 483,997
Uber Technologies, Inc.
160,000 6.250%,  1/15/2028
i
173,826
ViacomCBS, Inc.
775,000 4.200%,  5/19/2032 864,207
Visa, Inc.
315,000 2.700%,  4/15/2040 312,712
Vista Outdoor, Inc.
240,000 4.500%,  3/15/2029
i
239,851
Volkswagen Group of America
Finance, LLC
725,000 4.250%,  11/13/2023
i
788,602
Walmart, Inc.
425,000 3.250%,  7/8/2029 471,237
Wyndham Destinations, Inc.
170,000 6.625%,  7/31/2026
i
194,863
Wyndham Hotels & Resorts, Inc.
100,000 4.375%,  8/15/2028
i
103,220
Yum! Brands, Inc.
260,000 4.750%,  1/15/2030
i
278,200
ZF North America Capital, Inc.
130,000 4.750%,  4/29/2025
i
140,228
Total 30,990,648
Consumer Non-Cyclical (1.2%)
Abbott Laboratories
133,000 3.750%,  11/30/2026 150,411
643,000 4.750%,  11/30/2036 804,924
AbbVie, Inc.
325,000 2.950%,  11/21/2026 348,056
200,000 4.500%,  5/14/2035 234,525
600,000 4.300%,  5/14/2036 687,657
325,000 4.850%,  6/15/2044 396,001
175,000 4.700%,  5/14/2045 208,327
750,000 4.875%,  11/14/2048 925,777
Albertson's Companies, Inc.
230,000 7.500%,  3/15/2026
i
253,000
335,000 3.500%,  3/15/2029
i
321,600

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.8%) Value
Consumer Non-Cyclical (1.2%) - continued
Altria Group, Inc.
$ 65,000 4.400%,  2/14/2026 $ 73,407
608,000 5.800%,  2/14/2039 735,635
Amgen, Inc.
700,000 3.375%,  2/21/2050 695,133
150,000 3.125%,  5/1/2025 162,079
Anheuser-Busch Companies, LLC
800,000 3.650%,  2/1/2026 885,490
608,000 4.700%,  2/1/2036 719,728
Anheuser-Busch InBev Worldwide,
Inc.
650,000 4.750%,  4/15/2058 761,714
495,000 4.375%,  4/15/2038 563,390
195,000 4.600%,  4/15/2048 224,884
Anthem, Inc.
560,000 3.125%,  5/15/2050 538,742
390,000 4.625%,  5/15/2042 463,826
Aramark Services, Inc.
130,000 6.375%,  5/1/2025
i
138,287
AstraZeneca plc
575,000 1.375%,  8/6/2030 529,330
BAT Capital Corporation
1,127,000 4.540%,  8/15/2047 1,110,021
Bausch Health Companies, Inc.
115,000 5.000%,  1/30/2028
i
116,725
400,000 5.000%,  2/15/2029
i
400,616
Baxalta, Inc.
201,000 4.000%,  6/23/2025 222,862
Becton, Dickinson and Company
294,000 3.794%,  5/20/2050 312,636
341,000 3.734%,  12/15/2024 373,315
325,000 3.700%,  6/6/2027 361,152
Campbell Soup Company
200,000 2.375%,  4/24/2030 198,635
Cargill, Inc.
400,000 3.250%,  5/23/2029
i
430,665
Centene Corporation
190,000 4.250%,  12/15/2027 199,141
50,000 4.625%,  12/15/2029 54,125
400,000 3.000%,  10/15/2030 397,000
Central Garden & Pet Company
270,000 4.125%,  10/15/2030 278,497
Cigna Corporation
605,000 4.800%,  8/15/2038 730,616
Clorox Company
505,000 3.100%,  10/1/2027 548,241
Community Health Systems, Inc.
105,000 5.625%,  3/15/2027
i
111,300
140,000 6.000%,  1/15/2029
i
147,373
260,000 6.875%,  4/15/2029
i
271,700
Conagra Brands, Inc.
380,000 4.300%,  5/1/2024 419,086
Constellation Brands, Inc.
360,000 3.600%,  2/15/2028 393,541
275,000 2.875%,  5/1/2030 284,335
CVS Health Corporation
935,000 4.875%,  7/20/2035 1,114,489
DaVita, Inc.
320,000 4.625%,  6/1/2030
i
324,000
Principal
Amount Long-Term Fixed Income (26.8%) Value
Consumer Non-Cyclical (1.2%) - continued
DENTSPLY SIRONA, Inc.
$ 440,000 3.250%,  6/1/2030 $ 462,911
Edgewell Personal Care Company
130,000 5.500%,  6/1/2028
i
138,125
Encompass Health Corporation
400,000 4.500%,  2/1/2028 414,500
Endo Finance, LLC
135,000 9.500%,  7/31/2027
i
143,100
Energizer Holdings, Inc.
240,000 4.750%,  6/15/2028
i
245,400
General Mills, Inc.
375,000 2.875%,  4/15/2030 389,087
H. J. Heinz Company
70,000 5.200%,  7/15/2045 82,818
HCA, Inc.
900,000 5.375%,  2/1/2025 1,002,987
725,000 5.500%,  6/15/2047 909,190
HLF Financing SARL, LLC
190,000 7.250%,  8/15/2026
i
198,550
Illumina, Inc.
250,000 9.000%,  7/1/2028
i
280,000
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
i
425,715
JBS Investments II GmbH
200,000 5.750%,  1/15/2028
i
212,540
JBS USA, LLC
50,000 5.500%,  1/15/2030
i
55,000
Keurig Dr. Pepper, Inc.
450,000 3.350%,  3/15/2051 449,192
600,000 3.200%,  5/1/2030 639,638
Kimberly-Clark Corporation
420,000 3.100%,  3/26/2030 456,199
390,000 3.900%,  5/4/2047 449,721
Kraft Foods Group, Inc.
320,000 5.000%,  6/4/2042 369,582
Kraft Heinz Foods Company
500,000 4.625%,  1/30/2029 563,380
340,000 3.750%,  4/1/2030 363,818
120,000 4.250%,  3/1/2031 132,322
Mattel, Inc.
265,000 3.375%,  4/1/2026
i
274,333
Medtronic, Inc.
23,000 4.625%,  3/15/2045 29,201
Molina Healthcare, Inc.
230,000 4.375%,  6/15/2028
i
236,325
Mondelez International, Inc.
225,000 2.750%,  4/13/2030 232,350
MPH Acquisition Holdings, LLC
160,000 5.750%,  11/1/2028
g,i
157,774
Mylan, Inc.
575,000 4.550%,  4/15/2028 652,382
Ortho-Clinical Diagnostics, Inc.
160,000 7.250%,  2/1/2028
i
175,520
Par Pharmaceutical, Inc.
310,000 7.500%,  4/1/2027
i
326,275
Pilgrim's Pride Corporation
350,000 5.875%,  9/30/2027
i
371,437
Quest Diagnostics, Inc.
775,000 2.800%,  6/30/2031 793,528

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.8%) Value
Consumer Non-Cyclical (1.2%) - continued
Reynolds American, Inc.
$ 481,000 5.700%,  8/15/2035 $ 562,602
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
i
271,933
Royalty Pharma plc
525,000 3.550%,  9/2/2050
i
497,038
Scotts Miracle-Gro Company
300,000 4.500%,  10/15/2029 315,000
SEG Holding, LLC
260,000 5.625%,  10/15/2028
i
273,650
Simmons Foods, Inc.
245,000 4.625%,  3/1/2029
i
246,889
Smithfield Foods, Inc.
275,000 2.650%,  10/3/2021
i
277,109
Spectrum Brands, Inc.
120,000 5.000%,  10/1/2029
i
126,900
100,000 5.500%,  7/15/2030
i
107,875
Syneos Health, Inc.
220,000 3.625%,  1/15/2029
i
215,050
Sysco Corporation
775,000 6.600%,  4/1/2040 1,099,408
Teleflex, Inc.
320,000 4.625%,  11/15/2027 340,314
Tenet Healthcare Corporation
140,000 4.625%,  7/15/2024 142,114
150,000 5.125%,  5/1/2025 151,800
500,000 5.125%,  11/1/2027
i
524,400
105,000 6.125%,  10/1/2028
i
110,775
Teva Pharmaceutical Finance
Netherlands III BV
165,000 2.800%,  7/21/2023 163,371
Thermo Fisher Scientific, Inc.
420,000 4.133%,  3/25/2025 467,527
Tyson Foods, Inc.
156,000 3.550%,  6/2/2027 172,293
United Natural Foods, Inc.
210,000 6.750%,  10/15/2028
i
226,275
UnitedHealth Group, Inc.
420,000 2.950%,  10/15/2027 456,991
1,010,000 4.625%,  7/15/2035 1,232,796
VRX Escrow Corporation
735,000 6.125%,  4/15/2025
i
750,457
Zoetis, Inc.
509,000 4.700%,  2/1/2043 624,789
Total 40,612,250
Energy (0.8%)
Antero Midstream Partners, LP
100,000 5.750%,  3/1/2027
i
101,125
Antero Resources Corporation
195,000 5.000%,  3/1/2025
g
197,925
Apache Corporation
270,000 4.375%,  10/15/2028 275,392
160,000 5.100%,  9/1/2040 164,020
Archrock Partners, LP
220,000 6.250%,  4/1/2028
i
229,989
BP Capital Markets America, Inc.
825,000 2.939%,  6/4/2051 749,949
350,000 3.543%,  4/6/2027 384,254
Principal
Amount Long-Term Fixed Income (26.8%) Value
Energy (0.8%) - continued
Buckeye Partners, LP
$ 265,000 3.950%,  12/1/2026 $ 265,000
Canadian Natural Resources, Ltd.
215,000 3.450%,  11/15/2021 216,842
215,000 2.050%,  7/15/2025 219,429
325,000 2.950%,  7/15/2030 328,616
Cenovus Energy, Inc.
90,000 5.375%,  7/15/2025 102,330
Centennial Resource Production,
LLC
210,000 6.875%,  4/1/2027
g,i
197,921
Cheniere Energy Partners, LP
515,000 5.625%,  10/1/2026 536,887
40,000 4.500%,  10/1/2029 41,750
Chevron USA, Inc.
600,000 5.050%,  11/15/2044 762,404
Cimarex Energy Company
575,000 4.375%,  6/1/2024 626,528
CNX Resources Corporation
120,000 6.000%,  1/15/2029
i
128,076
Comstock Resources, Inc.
160,000 9.750%,  8/15/2026 174,000
ConocoPhillips
390,000 6.500%,  2/1/2039 559,697
Continental Resources, Inc.
31,000 4.500%,  4/15/2023 32,535
100,000 4.375%,  1/15/2028 108,750
170,000 5.750%,  1/15/2031
i
197,200
CrownRock Finance, Inc.
70,000 5.000%,  5/1/2029
i
71,663
Diamondback Energy, Inc.
500,000 3.500%,  12/1/2029 523,528
El Paso Pipeline Partners
Operating Company, LLC
230,000 4.300%,  5/1/2024 251,052
Enagas SA
300,000 5.500%,  1/15/2028
i
296,250
Encana Corporation
100,000 6.625%,  8/15/2037 126,233
Endeavor Energy Resources, LP
160,000 5.750%,  1/30/2028
i
170,800
Energean Israel Finance, Ltd.
205,000 4.500%,  3/30/2024
i
210,068
Energy Transfer Operating, LP
920,000 6.000%,  6/15/2048 1,061,647
Energy Transfer Partners, LP
215,000 4.900%,  3/15/2035 235,187
175,000 5.150%,  2/1/2043 181,093
EnLink Midstream Partners, LP
210,000 4.850%,  7/15/2026 212,100
120,000 5.600%,  4/1/2044 103,500
Enterprise Products Operating,
LLC
30,000 5.100%,  2/15/2045 35,926
EOG Resources, Inc.
600,000 4.375%,  4/15/2030 692,819
EQM Midstream Partners, LP
230,000 6.500%,  7/1/2027
i
253,974
50,000 6.500%,  7/15/2048 50,733

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.8%) Value
Energy (0.8%) - continued
EQT Corporation
$ 290,000 3.900%,  10/1/2027 $ 302,351
Equinor ASA
390,000 3.000%,  4/6/2027 421,214
Exxon Mobil Corporation
675,000 3.452%,  4/15/2051 688,920
Genesis Energy, LP
100,000 6.500%,  10/1/2025 100,500
Halliburton Company
625,000 2.920%,  3/1/2030 626,999
Harvest Midstream, LP
250,000 7.500%,  9/1/2028
i
269,375
Hess Midstream Operations, LP
170,000 5.625%,  2/15/2026
i
176,375
Hilcorp Energy I, LP
210,000 5.750%,  2/1/2029
i
213,675
Kinder Morgan Energy Partners,
LP
380,000 6.500%,  9/1/2039 504,935
Magellan Midstream Partners, LP
215,000 5.000%,  3/1/2026 247,974
Marathon Oil Corporation
575,000 4.400%,  7/15/2027 641,437
Marathon Petroleum Corporation
468,000 4.750%,  12/15/2023 512,926
87,000 6.500%,  3/1/2041 115,468
MPLX, LP
350,000 4.875%,  12/1/2024 392,385
468,000 4.875%,  6/1/2025 527,679
Murphy Oil Corporation
170,000 5.875%,  12/1/2027 170,850
Nabors Industries, Ltd.
210,000 7.250%,  1/15/2026
i
184,800
National Fuel Gas Company
575,000 5.500%,  1/15/2026 666,477
Newfield Exploration Company
210,000 5.625%,  7/1/2024 234,239
327,000 5.375%,  1/1/2026 366,358
NGL Energy Operating, LLC
140,000 7.500%,  2/1/2026
i
146,650
NGL Energy Partners, LP
140,000 7.500%,  11/1/2023 136,500
NuStar Logistics, LP
210,000 5.750%,  10/1/2025 226,013
Occidental Petroleum Corporation
80,000 3.450%,  7/15/2024 80,000
445,000 2.900%,  8/15/2024 443,888
250,000 3.400%,  4/15/2026 247,235
60,000 8.500%,  7/15/2027 72,975
365,000 3.500%,  8/15/2029 348,575
130,000 6.450%,  9/15/2036 147,713
330,000 4.400%,  4/15/2046 290,400
ONEOK, Inc.
560,000 2.200%,  9/15/2025 575,722
Ovintiv, Inc.
70,000 7.375%,  11/1/2031 92,477
PBF Holding Company, LLC
205,000 9.250%,  5/15/2025
i
214,738
Principal
Amount Long-Term Fixed Income (26.8%) Value
Energy (0.8%) - continued
Pioneer Natural Resources
Company
$ 150,000 4.450%,  1/15/2026 $ 169,570
Plains All American Pipeline, LP
400,000 4.500%,  12/15/2026 443,031
450,000 3.550%,  12/15/2029 456,173
Range Resources Corporation
100,000 9.250%,  2/1/2026 109,808
100,000 8.250%,  1/15/2029
i
108,477
Sabine Pass Liquefaction, LLC
230,000 6.250%,  3/15/2022 237,895
270,000 5.625%,  4/15/2023 292,091
320,000 5.750%,  5/15/2024 361,249
Schlumberger Holdings
Corporation
365,000 4.000%,  12/21/2025
i
406,435
Southwestern Energy Company
225,000 7.500%,  4/1/2026
g
237,983
Suncor Energy, Inc.
210,000 3.600%,  12/1/2024 228,454
Sunoco Logistics Partners
Operations, LP
250,000 4.000%,  10/1/2027 269,011
Sunoco, LP
200,000 5.875%,  3/15/2028 211,500
Targa Resources Partners, LP
130,000 5.375%,  2/1/2027 134,962
140,000 5.000%,  1/15/2028 147,392
Teine Energy, Ltd.
210,000 6.875%,  4/15/2029
i
212,621
Transocean Guardian, Ltd.
195,750 5.875%,  1/15/2024
i
182,047
Transocean Proteus, Ltd.
84,000 6.250%,  12/1/2024
i
82,320
USA Compression Partners, LP
100,000 6.875%,  4/1/2026 104,869
Vine Energy Holdings, LLC
140,000 6.750%,  4/15/2029
i
140,060
W&T Offshore, Inc.
205,000 9.750%,  11/1/2023
i
180,913
Weatherford International, Ltd.
245,000 8.750%,  9/1/2024
i
256,638
180,000 11.000%,  12/1/2024
i
177,750
Western Gas Partners, LP
312,000 4.000%,  7/1/2022 319,410
Western Midstream Operating, LP
100,000 4.350%,  2/1/2025 105,716
200,000 3.950%,  6/1/2025 208,625
110,000 5.500%,  8/15/2048 112,200
Williams Companies, Inc.
420,000 7.500%,  1/15/2031 564,566
Williams Partners, LP
195,000 4.500%,  11/15/2023 212,237
WPX Energy, Inc.
527,000 4.500%,  1/15/2030 567,711
Total 28,706,729
Financials (2.0%)
ABN AMRO Bank NV
300,000 4.750%,  7/28/2025
i
336,468

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.8%) Value
Financials (2.0%) - continued
ACE INA Holdings, Inc.
$ 225,000 4.350%,  11/3/2045 $ 272,652
AerCap Ireland Capital DAC
152,000 4.625%,  7/1/2022 159,131
275,000 3.500%,  1/15/2025 291,294
425,000 3.875%,  1/23/2028 450,066
Aircastle, Ltd.
350,000 5.000%,  4/1/2023 374,877
575,000 2.850%,  1/26/2028
i
564,377
Ally Financial, Inc.
300,000 5.750%,  11/20/2025 343,772
American International Group, Inc.
228,000 4.125%,  2/15/2024 249,377
475,000 3.750%,  7/10/2025 522,450
450,000 3.900%,  4/1/2026 499,457
Ares Capital Corporation
575,000 3.875%,  1/15/2026 613,627
300,000 2.150%,  7/15/2026 295,985
Australia and New Zealand
Banking Group, Ltd.
300,000 2.950%,  7/22/2030
b,i
311,010
375,000 2.570%,  11/25/2035
b,i
356,595
Aviation Capital Group, LLC
500,000 2.875%,  1/20/2022
i
506,285
Avolon Holdings Funding, Ltd.
325,000 5.250%,  5/15/2024
i
355,329
130,000 4.250%,  4/15/2026
i
138,629
Banco Santander Mexico SA
425,000 5.375%,  4/17/2025
i
478,835
Banco Santander SA
600,000
1.308%,  (LIBOR 3M +
1.120%), 4/12/2023
b
608,571
Bank of America Corporation
300,000 4.200%,  8/26/2024 330,721
500,000 4.000%,  1/22/2025 550,337
600,000 3.458%,  3/15/2025
b
643,249
525,000 3.824%,  1/20/2028
b
581,911
700,000 2.496%,  2/13/2031
b
702,027
400,000 2.592%,  4/29/2031
b
402,477
600,000 1.922%,  10/24/2031
b
569,217
725,000 4.244%,  4/24/2038
b
838,354
Barclays Bank plc
78,000 10.179%,  6/12/2021
i
78,800
Barclays plc
750,000 4.972%,  5/16/2029
b
869,280
600,000 3.564%,  9/23/2035
b
611,034
BPCE SA
588,000 3.500%,  10/23/2027
i
636,256
Burford Capital Global Finance,
LLC
120,000 6.250%,  4/15/2028
i
124,560
Camden Property Trust
500,000 3.150%,  7/1/2029 532,706
CANPACK SA
250,000 3.125%,  11/1/2025
i
253,906
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 473,445
Cascades USA, Inc.
160,000 5.125%,  1/15/2026
i
169,600
Chobani, LLC
270,000 4.625%,  11/15/2028
i
278,100
Principal
Amount Long-Term Fixed Income (26.8%) Value
Financials (2.0%) - continued
CIT Group, Inc.
$ 100,000 5.250%,  3/7/2025 $ 112,875
Citigroup, Inc.
655,000 4.400%,  6/10/2025 731,541
304,000 3.200%,  10/21/2026 329,687
668,000 3.668%,  7/24/2028
b
736,238
228,000 4.125%,  7/25/2028 255,368
425,000 3.520%,  10/27/2028
b
462,202
324,000 4.650%,  7/23/2048 401,941
CNA Financial Corporation
225,000 3.900%,  5/1/2029 250,450
Comerica, Inc.
130,000 3.700%,  7/31/2023 138,984
Commerzbank AG
390,000 8.125%,  9/19/2023
i
447,067
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
432,000 3.950%,  11/9/2022 453,680
686,000 4.625%,  12/1/2023 752,467
Credit Acceptance Corporation
200,000 5.125%,  12/31/2024
i
206,250
Credit Agricole SA
525,000 3.250%,  1/14/2030
i
544,419
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,i,l
387,380
850,000 2.193%,  6/5/2026
b,i
868,730
Danske Bank AS
375,000 3.244%,  12/20/2025
b,i
399,725
Deutsche Bank AG
600,000 3.547%,  9/18/2031
b
628,118
525,000 3.729%,  1/14/2032
b
520,255
Deutsche Bank AG of New York
100,000 3.950%,  2/27/2023 105,434
Discover Bank
275,000 2.450%,  9/12/2024 288,063
480,000 4.682%,  8/9/2028
b
511,200
Drawbridge Special Opportunities
Fund, LP
280,000 3.875%,  2/15/2026
i
288,373
Duke Realty, LP
300,000 2.875%,  11/15/2029 310,596
ERP Operating, LP
75,000 3.375%,  6/1/2025 81,400
ESH Hospitality, Inc.
200,000 5.250%,  5/1/2025
i
204,060
100,000 4.625%,  10/1/2027
i
106,000
Fidelity National Financial, Inc.
500,000 5.500%,  9/1/2022 531,933
First Horizon National Corporation
840,000 4.000%,  5/26/2025 926,280
Fortress Transportation
140,000 6.500%,  10/1/2025
i
145,600
Fortress Transportation and
Infrastructure Investors, LLC
35,000 5.500%,  5/1/2028
i
36,269
GE Capital Funding, LLC
1,425,000 4.400%,  5/15/2030
i
1,620,717
GE Capital International Funding
Company
735,000 4.418%,  11/15/2035 845,613

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.8%) Value
Financials (2.0%) - continued
Global Net Lease, Inc.
$ 295,000 3.750%,  12/15/2027
i
$ 292,060
Goldman Sachs Group, Inc.
312,000 2.908%,  6/5/2023
b
320,177
250,000 3.625%,  2/20/2024 269,681
145,000 1.992%,  1/27/2032
b
137,724
912,000 2.615%,  4/22/2032
b
916,450
395,000 4.750%,  10/21/2045 494,541
HCP, Inc.
140,000 3.400%,  2/1/2025 151,267
Healthpeak Properties, Inc.
425,000 2.875%,  1/15/2031 440,307
HSBC Holdings plc
300,000 6.875%,  6/1/2021
b,l
299,910
725,000 3.803%,  3/11/2025
b
781,695
275,000 3.900%,  5/25/2026 304,701
700,000 4.950%,  3/31/2030 826,572
Icahn Enterprises, LP
325,000 6.375%,  12/15/2025 335,476
70,000 6.250%,  5/15/2026 73,787
ING Groep NV
275,000 4.100%,  10/2/2023 297,790
International Lease Finance
Corporation
150,000 5.875%,  8/15/2022 160,160
iStar, Inc.
210,000 4.250%,  8/1/2025 212,814
J.P. Morgan Chase & Company
500,000 3.875%,  9/10/2024 546,897
300,000 3.125%,  1/23/2025 323,461
375,000 1.040%,  2/4/2027
b
367,913
456,000 1.578%,  4/22/2027
b
458,002
575,000 4.203%,  7/23/2029
b
655,663
425,000 2.522%,  4/22/2031
b
429,385
525,000 1.953%,  2/4/2032
b
499,087
720,000 3.882%,  7/24/2038
b
798,638
608,000 3.157%,  4/22/2042
b
608,986
Kimco Realty Corporation
624,000 3.300%,  2/1/2025 671,542
Liberty Mutual Group, Inc.
152,000 4.950%,  5/1/2022
i
158,572
Lloyds Banking Group plc
425,000 2.907%,  11/7/2023
b
440,153
1,100,000 3.870%,  7/9/2025
b
1,196,070
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
i
180,000
MGM Growth Properties Operating
Partnership, LP
280,000 4.625%,  6/15/2025
i
297,888
120,000 5.750%,  2/1/2027 133,838
Mitsubishi UFJ Financial Group,
Inc.
390,000 3.287%,  7/25/2027 427,906
850,000 2.048%,  7/17/2030 830,642
Mizuho Financial Group, Inc.
600,000 1.979%,  9/8/2031
b
573,910
Morgan Stanley
275,000 2.188%,  4/28/2026
b
285,944
450,000 4.350%,  9/8/2026 509,212
468,000 3.591%,  7/22/2028
b
515,107
420,000 3.772%,  1/24/2029
b
463,635
840,000 3.622%,  4/1/2031
b
919,868
Principal
Amount Long-Term Fixed Income (26.8%) Value
Financials (2.0%) - continued
$ 445,000 2.802%,  1/25/2052
b
$ 411,553
MPT Operating Partnership, LP
220,000 4.625%,  8/1/2029 232,925
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 312,170
180,000 3.850%,  6/30/2026 201,027
Nationwide Building Society
325,000 3.622%,  4/26/2023
b,i
334,832
Natwest Group plc
290,000 3.032%,  11/28/2035
b
282,779
Navient Corporation
140,000 5.500%,  1/25/2023 146,475
NFP Corporation
90,000 6.875%,  8/15/2028
i
94,387
Nippon Life Insurance Company
450,000 5.100%,  10/16/2044
b,i
501,750
Omega Healthcare Investors, Inc.
494,000 3.625%,  10/1/2029 514,638
375,000 3.375%,  2/1/2031 379,101
Park Aerospace Holdings, Ltd.
325,000 4.500%,  3/15/2023
i
341,068
PennyMac Financial Services, Inc.
180,000 4.250%,  2/15/2029
i
172,350
Playtika Holding Corporation
60,000 4.250%,  3/15/2029
i
59,625
Prudential Financial, Inc.
375,000 3.700%,  3/13/2051 404,991
Quicken Loans, LLC
160,000 3.625%,  3/1/2029
i
155,600
Radian Group, Inc.
140,000 4.875%,  3/15/2027 148,400
Realty Income Corporation
320,000 4.125%,  10/15/2026 362,097
280,000 1.800%,  3/15/2033 260,662
Regency Centers, LP
550,000 4.125%,  3/15/2028 607,523
Reinsurance Group of America,
Inc.
460,000 4.700%,  9/15/2023 502,285
Royal Bank of Scotland Group plc
675,000 6.000%,  12/29/2025
b,l
746,685
475,000 4.445%,  5/8/2030
b
535,846
Service Properties Trust
170,000 4.500%,  6/15/2023 173,423
150,000 4.750%,  10/1/2026 146,250
130,000 5.500%,  12/15/2027 136,895
Societe Generale SA
234,000 4.750%,  11/24/2025
i
260,484
Springleaf Finance Corporation
320,000 6.875%,  3/15/2025 363,600
270,000 7.125%,  3/15/2026 315,562
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 245,271
400,000 1.710%,  1/12/2031 378,808
Synchrony Financial
85,000 4.250%,  8/15/2024 92,825
350,000 3.950%,  12/1/2027 380,563
UBS Group Funding Jersey, Ltd.
228,000 4.125%,  9/24/2025
i
254,366

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.8%) Value
Financials (2.0%) - continued
UDR, Inc.
$ 425,000 2.100%,  8/1/2032 $ 401,364
VEREIT Operating Partnership, LP
535,000 2.850%,  12/15/2032 551,714
VICI Properties, LP
100,000 4.250%,  12/1/2026
i
103,125
70,000 3.750%,  2/15/2027
i
70,562
230,000 4.625%,  12/1/2029
i
238,834
Voya Financial, Inc.
576,000 3.125%,  7/15/2024 618,453
Wells Fargo & Company
304,000 3.450%,  2/13/2023 320,593
500,000 4.125%,  8/15/2023 540,433
285,000 3.000%,  2/19/2025 306,004
750,000 3.000%,  4/22/2026 808,867
304,000 3.000%,  10/23/2026 327,792
775,000 2.393%,  6/2/2028
b
797,918
550,000 4.900%,  11/17/2045 671,286
Westpac Banking Corporation
900,000 2.668%,  11/15/2035
b
863,073
Total 66,687,947
Mortgage-Backed Securities (7.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
10,152,873 3.000%,  3/25/2050 10,657,199
6,470,564 3.000%,  4/1/2050 6,796,232
3,016,560 3.500%,  7/1/2047
d
3,227,343
Federal National Mortgage
Association
2,314,765 4.500%,  5/1/2048
d
2,529,871
3,654,489 3.500%,  10/1/2048 3,890,491
1,851,213 3.500%,  6/1/2049
d
1,975,042
4,216,057 3.500%,  8/1/2049 4,497,593
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
20,127,000 1.500%,  5/1/2036
d
20,376,229
49,575,000 2.000%,  5/1/2036
d
51,207,489
12,500,000 2.500%,  5/1/2036
d
13,062,500
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
44,275,000 2.000%,  5/1/2051
d,m
44,714,291
24,293,000 2.500%,  5/1/2051
d
25,202,090
8,625,000 2.000%,  6/1/2051
d,m
8,692,142
8,726,085 4.000%,  7/1/2048
d
9,379,879
34,775,000 2.500%,  7/1/2049
d
35,991,156
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
12,550,000 2.500%,  5/1/2051
d
13,045,137
Total 255,244,684
Technology (0.6%)
Apple, Inc.
85,000 3.000%,  2/9/2024 90,729
312,000 3.200%,  5/11/2027 343,308
260,000 3.000%,  6/20/2027 285,350
670,000 3.000%,  11/13/2027 732,911
920,000 3.750%,  9/12/2047 1,033,829
Principal
Amount Long-Term Fixed Income (26.8%) Value
Technology (0.6%) - continued
Applied Materials, Inc.
$ 160,000 3.300%,  4/1/2027 $ 175,875
Avnet, Inc.
225,000 3.750%,  12/1/2021 228,253
Baidu, Inc.
560,000 3.425%,  4/7/2030 591,738
Banff Merger Sub, Inc.
105,000 9.750%,  9/1/2026
i
111,694
Broadcom Corporation
68,000 3.875%,  1/15/2027 74,500
380,000 3.500%,  1/15/2028 407,014
Broadcom, Inc.
275,000 5.000%,  4/15/2030 316,291
75,000 3.469%,  4/15/2034
i
75,827
CDW, LLC
250,000 4.250%,  4/1/2028 260,625
CommScope Technologies
Finance, LLC
316,000 6.000%,  6/15/2025
i
321,530
CommScope, Inc.
160,000 7.125%,  7/1/2028
i
173,000
Diamond 1 Finance Corporation
485,000 6.020%,  6/15/2026
i
578,563
Diamond Sports Group, LLC
310,000 6.625%,  8/15/2027
i
167,400
Fiserv, Inc.
400,000 2.250%,  6/1/2027 413,165
580,000 2.650%,  6/1/2030 590,442
Gartner, Inc.
70,000 4.500%,  7/1/2028
i
73,589
210,000 3.750%,  10/1/2030
i
210,525
Hewlett Packard Enterprise
Company
400,000 4.650%,  10/1/2024 447,451
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
i
144,900
220,000 4.875%,  9/15/2029
i
224,074
210,000 5.250%,  7/15/2030
i
218,138
KLA Corporation
840,000 3.300%,  3/1/2050 836,595
Lam Research Corporation
700,000 2.875%,  6/15/2050 673,268
Micron Technology, Inc.
275,000 2.497%,  4/24/2023 284,923
Microsoft Corporation
540,000 2.675%,  6/1/2060 498,845
475,000 4.200%,  11/3/2035 573,471
1,360,000 3.700%,  8/8/2046 1,560,862
NCR Corporation
420,000 6.125%,  9/1/2029
i
456,750
NVIDIA Corporation
700,000 3.500%,  4/1/2040 766,151
NXP Funding, LLC
575,000 4.875%,  3/1/2024
i
638,089
315,000 5.550%,  12/1/2028
i
382,364
304,000 4.300%,  6/18/2029
i
344,465
Open Text Corporation
275,000 4.125%,  2/15/2030
i
278,088
Oracle Corporation
875,000 2.800%,  4/1/2027 927,545

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.8%) Value
Technology (0.6%) - continued
$ 420,000 3.850%,  7/15/2036 $ 450,654
700,000 3.600%,  4/1/2040 716,616
PTC, Inc.
100,000 3.625%,  2/15/2025
i
102,595
90,000 4.000%,  2/15/2028
i
92,382
Qorvo, Inc.
170,000 3.375%,  4/1/2031
i
172,266
Rackspace Technology Global,
Inc.
200,000 5.375%,  12/1/2028
g,i
204,176
Seagate HDD Cayman
270,000 3.375%,  7/15/2031
i
259,967
Sensata Technologies BV
240,000 5.000%,  10/1/2025
i
266,400
Sensata Technologies, Inc.
395,000 3.750%,  2/15/2031
i
392,251
Shift4 Payments, LLC
70,000 4.625%,  11/1/2026
i
72,975
SS&C Technologies, Inc.
465,000 5.500%,  9/30/2027
i
494,004
Switch, Ltd.
250,000 3.750%,  9/15/2028
i
248,750
Teledyne Technologies, Inc.
456,000 2.250%,  4/1/2028 458,260
Texas Instruments, Inc.
540,000 4.150%,  5/15/2048 652,563
Tyco Electronics Group SA
78,000 3.450%,  8/1/2024 84,068
156,000 3.125%,  8/15/2027 168,269
VMware, Inc.
575,000 4.650%,  5/15/2027 657,376
Total 22,005,709
Transportation (0.2%)
Air Canada Pass Through Trust
46,858 3.875%,  3/15/2023
i
47,088
American Airlines, Inc.
200,000 11.750%,  7/15/2025
i
250,500
415,000 5.500%,  4/20/2026
i
435,750
50,000 5.750%,  4/20/2029
i
53,575
Avis Budget Car Rental, LLC
180,000 5.375%,  3/1/2029
g,i
187,425
Boeing Company
337,000 5.805%,  5/1/2050 432,660
Burlington Northern Santa Fe, LLC
235,000 5.750%,  5/1/2040 321,172
260,000 4.450%,  3/15/2043 314,156
CSX Corporation
420,000 3.800%,  4/15/2050 453,082
Delta Air Lines, Inc.
215,000 7.000%,  5/1/2025
i
250,010
829,000 4.750%,  10/20/2028
i
910,344
Hawaiian Brand Intellectual
Property, Ltd.
220,000 5.750%,  1/20/2026
i
232,375
Mileage Plus Holdings, LLC
230,000 6.500%,  6/20/2027
i
252,425
Southwest Airlines Company
265,000 4.750%,  5/4/2023 286,607
125,000 5.125%,  6/15/2027 146,206
Principal
Amount Long-Term Fixed Income (26.8%) Value
Transportation (0.2%) - continued
$ 608,000 2.625%,  2/10/2030 $ 612,914
United Parcel Service, Inc.
560,000 4.450%,  4/1/2030 662,375
XPO Logistics, Inc.
200,000 6.125%,  9/1/2023
i
202,650
64,000 6.750%,  8/15/2024
i
66,880
125,000 6.250%,  5/1/2025
i
133,900
Total 6,252,094
U.S. Government & Agencies (8.4%)
U.S. Treasury Bonds
5,250,000 1.625%,  11/15/2050 4,491,211
2,055,000 2.250%,  11/15/2027 2,188,896
21,400,000 2.875%,  5/15/2028 23,668,734
5,090,000 5.250%,  11/15/2028 6,512,218
10,000,000 1.625%,  8/15/2029 10,121,094
12,370,000 1.500%,  2/15/2030 12,332,310
750,000 0.875%,  11/15/2030 701,367
4,950,000 1.125%,  2/15/2031 4,727,250
1,175,000 4.375%,  5/15/2040 1,601,305
10,800,000 1.375%,  11/15/2040 9,409,500
560,000 3.000%,  5/15/2042 638,466
15,871,000 2.500%,  5/15/2046 16,539,318
13,950,000 2.875%,  5/15/2049 15,667,594
U.S. Treasury Notes
420,000 1.125%,  2/28/2022 423,708
21,720,000 0.125%,  6/30/2022 21,731,878
3,710,000 1.875%,  7/31/2022 3,792,895
3,345,000 0.125%,  10/31/2022 3,345,523
19,860,000 2.000%,  11/30/2022 20,446,491
11,300,000 0.125%,  12/31/2022 11,297,793
7,890,000 0.125%,  1/31/2023 7,887,534
5,270,000 2.500%,  3/31/2023 5,505,503
1,750,000 0.125%,  10/15/2023 1,745,352
16,750,000 2.500%,  1/31/2024 17,764,814
5,990,000 2.125%,  7/31/2024 6,324,130
10,000,000 1.250%,  8/31/2024 10,273,437
5,740,000 2.250%,  11/15/2024 6,096,732
6,340,000 2.125%,  11/30/2024 6,709,008
700,000 1.375%,  1/31/2025 721,848
4,625,000 0.250%,  8/31/2025 4,536,836
9,100,000 2.625%,  1/31/2026 9,879,543
3,590,000 0.500%,  2/28/2026 3,536,150
23,740,000 2.500%,  2/28/2026 25,645,691
7,450,000 0.500%,  4/30/2027 7,188,668
1,700,000 0.750%,  1/31/2028 1,643,023
Total 285,095,820
Utilities (0.6%)
Ameren Illinois Company
390,000 4.500%,  3/15/2049 485,754
American Water Capital
Corporation
700,000 2.800%,  5/1/2030 729,417
Appalachian Power Company
155,000 3.300%,  6/1/2027 167,971
Arizona Public Service Company
300,000 3.500%,  12/1/2049 313,522
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 312,426

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.8%) Value
Utilities (0.6%) - continued
Calpine Corporation
$ 385,000 4.500%,  2/15/2028
i
$ 389,119
CenterPoint Energy Resources
Corporation
400,000 1.750%,  10/1/2030 373,950
CenterPoint Energy, Inc.
375,000 2.500%,  9/1/2024 393,887
355,000 4.250%,  11/1/2028 401,476
CMS Energy Corporation
228,000 2.950%,  2/15/2027 241,449
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 318,349
Consolidated Edison Company of
New York, Inc.
825,000 4.125%,  5/15/2049 928,596
Consolidated Edison, Inc.
114,000 4.500%,  12/1/2045 134,050
Consumers Energy Company
475,000 4.350%,  4/15/2049 584,597
DTE Electric Company
215,000 3.700%,  3/15/2045 236,213
245,000 3.700%,  6/1/2046 267,569
Duke Energy Carolinas, LLC
585,000 3.700%,  12/1/2047 630,208
Duke Energy Corporation
304,000 3.750%,  9/1/2046 313,969
Duke Energy Florida, LLC
210,000 3.200%,  1/15/2027 228,956
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 333,541
Edison International
525,000 5.750%,  6/15/2027 614,589
Exelon Corporation
515,000 4.700%,  4/15/2050 624,809
120,000 5.100%,  6/15/2045 151,231
459,000 4.450%,  4/15/2046 537,843
FirstEnergy Corporation
100,000 2.850%,  7/15/2022 102,000
ITC Holdings Corporation
84,000 4.050%,  7/1/2023 89,332
152,000 5.300%,  7/1/2043 189,782
Mississippi Power Company
310,000 3.950%,  3/30/2028 345,646
National Rural Utilities Cooperative
Finance Corporation
250,000 3.900%,  11/1/2028 282,347
525,000 3.700%,  3/15/2029 578,374
NextEra Energy Operating
Partners, LP
300,000 3.875%,  10/15/2026
i
313,771
NiSource Finance Corporation
435,000 5.650%,  2/1/2045 575,319
NiSource, Inc.
600,000 3.600%,  5/1/2030 655,295
NRG Energy, Inc.
290,000 3.375%,  2/15/2029
i
283,837
Pacific Gas and Electric Company
365,000 3.300%,  12/1/2027 376,625
304,000 3.250%,  6/1/2031 300,730
365,000 3.950%,  12/1/2047 334,981
Principal
Amount Long-Term Fixed Income (26.8%) Value
Utilities (0.6%) - continued
PG&E Corporation
$ 140,000 5.000%,  7/1/2028 $ 146,650
110,000 5.250%,  7/1/2030 117,425
PPL Capital Funding, Inc.
365,000 5.000%,  3/15/2044 450,891
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 265,551
Public Service Electric & Gas
Company
390,000 3.000%,  5/15/2027 422,598
San Diego Gas and Electric
Company
540,000 4.150%,  5/15/2048 629,191
South Carolina Electric & Gas
Company
485,000 5.100%,  6/1/2065 664,034
Southern California Edison
Company
320,000 4.000%,  4/1/2047 333,412
Southern Company
424,000 3.250%,  7/1/2026 457,774
Southern Company Gas Capital
Corporation
390,000 4.400%,  5/30/2047 445,150
Southwestern Electric Power
Company
110,000 3.900%,  4/1/2045 117,679
Suburban Propane Partners, LP
260,000 5.875%,  3/1/2027 270,725
Talen Energy Supply, LLC
190,000 7.625%,  6/1/2028
i
196,945
TerraForm Power Operating, LLC
310,000 5.000%,  1/31/2028
i
332,475
Virginia Electric and Power
Company
375,000 4.600%,  12/1/2048 468,628
Vistra Operations Company, LLC
280,000 5.000%,  7/31/2027
i
290,088
Total 19,750,746
Total Long-Term Fixed Income
(cost $886,147,272) 912,781,129
Shares Common Stock ( 21.0% ) Value
Communications Services (1.0%)
2,975 Activision Blizzard, Inc. 271,290
2,112 Alphabet, Inc., Class A
h
4,970,592
1,499 Alphabet, Inc., Class C
h
3,612,770
17,565 AMC Networks, Inc.
h
883,168
7,068 ANGI Homeservices, Inc.
h
113,159
52,181 AT&T, Inc. 1,639,005
19,259 Audacy, Inc.
h
93,214
1,110 Cardlytics, Inc.
h
152,658
6,636 Cars.com, Inc.
h
87,662
1,608 Charter Communications, Inc.
h
1,082,908
46,270 Comcast Corporation 2,598,060
2,579 Consolidated Communications
Holdings, Inc.
h
18,569
18,217 Discovery, Inc., Class A
g,h
686,052
7,381 DISH Network Corporation
h
330,595
1,778 E.W. Scripps Company 38,440
4,036 EchoStar Corporation
h
98,680

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Communications Services (1.0%) - continued
8,422 Facebook, Inc.
h
$ 2,737,824
13,760 Gannett Company, Inc.
h
62,470
4,556 Gray Television, Inc. 92,578
2,275 Hemisphere Media Group, Inc.
h
27,800
13,850 Interpublic Group of Companies,
Inc. 439,738
8,176 Live Nation Entertainment, Inc.
h
669,451
20,694 Lumen Technologies, Inc. 265,504
19,909 Match Group, Inc.
h
3,098,438
2,037 Meredith Corporation
h
63,351
1,988 Omnicom Group, Inc. 163,533
36,873 QuinStreet, Inc.
h
747,416
4,680 RingCentral, Inc.
h
1,492,686
80 Roku, Inc.
h
27,438
995 Scholastic Corporation 30,178
4,487 Take-Two Interactive Software,
Inc.
h
786,930
9,782 Telephone & Data Systems, Inc. 224,790
5,161 Twitter, Inc.
h
284,990
8,721 Uber Technologies, Inc.
h
477,649
1,591 United States Cellular Corporation
h
54,301
41,293 Verizon Communications, Inc. 2,386,322
13,928 ViacomCBS, Inc. 571,327
9,474 Walt Disney Company
h
1,762,353
4,293 WideOpenWest, Inc.
h
60,403
618 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
e,h
8,807
2,706 Zillow Group, Inc.
h
360,845
Total 33,573,944
Consumer Discretionary (2.8%)
1,711 Aaron's Company, Inc. 52,853
4,151 Adient plc
h
192,357
2,381 Amazon.com, Inc.
h
8,255,927
17,866 American Axle & Manufacturing
Holdings, Inc.
h
165,796
5,763 American Eagle Outfitters, Inc. 199,227
23,319 Aptiv plc
h
3,355,371
18,528 At Home Group, Inc.
h
585,114
2,440 AutoNation, Inc.
h
250,051
821 AutoZone, Inc.
h
1,202,043
9,312 Bally's Corporation
h
539,724
3,215 Beazer Homes USA, Inc.
h
71,727
3,560 Bed Bath & Beyond, Inc.
h
90,139
1,451 Big 5 Sporting Goods Corporation
g
26,582
3,642 Big Lots, Inc. 251,079
4,767 BJ's Restaurants, Inc.
h
290,739
152 Booking Holdings, Inc.
h
374,844
2,077 Bright Horizons Family Solutions,
Inc.
h
300,812
2,143 Brinker International, Inc.
h
143,860
1,078 Brunswick Corporation 115,486
5,037 Burlington Stores, Inc.
h
1,643,724
19,300 Caesars Entertainment, Inc.
h
1,888,312
1,164 Camping World Holdings, Inc. 50,681
5,158 Carnival Corporation
h
144,218
609 Carvana Company
h
173,723
134 Cavco Industries, Inc.
h
28,064
12,352 Cedar Fair, LP
h
609,571
11,092 Chegg, Inc.
h
1,001,940
17,447 Chewy, Inc.
g,h
1,390,875
41,952 Chico's FAS, Inc.
h
125,856
4,759 Children's Place, Inc.
h
372,868
1,079 Chipotle Mexican Grill, Inc.
h
1,609,900
8,931 Choice Hotels International, Inc.
h
1,016,348
Shares Common Stock (21.0%) Value
Consumer Discretionary (2.8%) - continued
582 Churchill Downs, Inc. $ 123,093
51,062 Cooper-Standard Holdings, Inc.
h
1,482,840
1,716 Cracker Barrel Old Country Store,
Inc. 287,379
6,733 Crocs, Inc.
h
674,108
9,779 Culp, Inc. 138,373
9,144 D.R. Horton, Inc. 898,764
7,180 Dana, Inc. 181,654
3,222 Darden Restaurants, Inc. 472,732
1,407 Deckers Outdoor Corporation
h
475,847
921 Denny's Corporation
h
17,444
4,330 Designer Brands, Inc.
h
76,641
8,278 Dick's Sporting Goods, Inc. 683,597
3,211 Dillard's, Inc.
g
317,600
3,663 Domino's Pizza, Inc. 1,547,031
2,440 Dorman Products, Inc.
h
241,999
78,405 Duluth Holdings, Inc.
h
1,212,925
13,966 Emerald Holding, Inc.
h
78,349
2,084 Ethan Allen Interiors, Inc. 59,832
1,811 Etsy, Inc.
h
360,009
1,996 Expedia Group, Inc.
h
351,755
12,893 Farfetch, Ltd.
h
631,628
9,617 Five Below, Inc.
h
1,935,614
3,259 Foot Locker, Inc. 192,216
640 Fox Factory Holding Corporation
h
98,067
23,287 Gap, Inc. 770,800
1,817 Garmin, Ltd. 249,365
26,695 Gentex Corporation 939,130
3,251 Genuine Parts Company 406,277
4,046 G-III Apparel Group, Ltd.
h
131,455
5,143 Goodyear Tire & Rubber
Company
h
88,511
143 Graham Holdings Company 90,892
2,024 Grand Canyon Education, Inc.
h
219,179
3,083 Group 1 Automotive, Inc. 506,105
9,350 Guess ?, Inc. 252,824
16,194 Hanesbrands, Inc. 341,046
9,711 Harley-Davidson, Inc. 469,721
1,550 Helen of Troy, Ltd.
h
327,376
8,849 Home Depot, Inc. 2,864,156
9,123 IAA, Inc.
h
573,016
2,555 KB Home 123,228
2,022 Knoll, Inc. 48,326
32,415 Kohl's Corporation 1,901,464
12,830 L Brands, Inc.
h
845,497
7,603 Lear Corporation 1,397,736
16,467 Leggett & Platt, Inc. 817,916
5,355 Lithia Motors, Inc. 2,058,355
13,103 Lowe's Companies, Inc. 2,571,464
1,581 Lululemon Athletica, Inc.
h
530,062
1,803 M.D.C. Holdings, Inc. 105,764
2,059 M/I Homes, Inc.
h
143,553
42,838 Macy's, Inc.
h
710,254
10,927 Magnite, Inc.
h
437,626
4,717 Marriott International, Inc.
h
700,569
968 Marriott Vacations Worldwide
Corporation
h
171,946
27,427 Mattel, Inc.
h
588,583
5,803 McDonald's Corporation 1,369,972
473 Mercadolibre, Inc.
h
743,074
2,875 Meritage Homes Corporation
h
305,871
11,364 Miller Industries, Inc. 488,879
2,989 Mohawk Industries, Inc.
h
614,240
2,179 Nautilus, Inc.
g,h
36,520
10,192 NIKE, Inc. 1,351,663

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Consumer Discretionary (2.8%) - continued
1,515 Noodles & Company
h
$ 18,309
35,196 Nordstrom, Inc.
h
1,290,989
11,822 Norwegian Cruise Line Holdings,
Ltd.
g,h
367,073
628 NVR, Inc.
h
3,151,367
7,124 Ollie's Bargain Outlet Holdings,
Inc.
h
657,331
7,466 Overstock.com, Inc.
h
608,479
4,760 Papa John's International, Inc. 460,387
18,366 Park Hotels & Resorts, Inc.
h
409,745
7,584 Penn National Gaming, Inc.
h
675,886
3,127 Perdoceo Education Corporation
h
36,461
23,707 Planet Fitness, Inc.
h
1,991,151
8,065 Playa Hotels and Resorts NV
h
59,358
723 Pool Corporation 305,482
8,585 PulteGroup, Inc. 507,545
1,570 Purple Innovation, Inc.
h
53,506
474 PVH Corporation
h
53,647
82,437 Qurate Retail, Inc. 981,000
499 RH
h
343,322
6,572 Ross Stores, Inc. 860,538
1,822 Royal Caribbean Cruises, Ltd.
h
158,423
11,983 Ruth's Hospitality Group, Inc.
h
312,876
23,043 Skyline Corporation
h
1,023,800
4,213 Sleep Number Corporation
h
471,393
12,226 Sony Group Corporation ADR 1,224,556
5,601 Standard Motor Products, Inc. 239,891
1,467 Stitch Fix, Inc.
h
63,550
15,978 Stoneridge, Inc.
h
531,269
1,084 Strategic Education, Inc. 81,365
34,220 Taylor Morrison Home Corporation
h
1,068,006
17,643 Tenneco, Inc.
h
177,665
3,593 Tesla, Inc.
h
2,549,018
5,813 Texas Roadhouse, Inc.
h
622,107
1,352 Thor Industries, Inc. 191,430
14,373 Toll Brothers, Inc. 901,187
786 TopBuild Corporation
h
174,791
11,252 Tri Pointe Homes, Inc.
h
268,023
18,121 TripAdvisor, Inc.
h
854,043
15,686 Tupperware Brands Corporation
h
382,268
3,901 Ulta Beauty, Inc.
h
1,284,794
1,972 Urban Outfitters, Inc.
h
70,795
1,877 Vail Resorts, Inc.
h
610,325
578 Whirlpool Corporation 136,668
496 Williams-Sonoma, Inc. 84,692
8,639 Wingstop, Inc. 1,368,504
35 Winmark Corporation 6,740
16,418 Wyndham Hotels & Resorts, Inc. 1,200,320
12,953 Zumiez, Inc.
h
556,590
Total 94,798,388
Consumer Staples (0.7%)
3,519 Altria Group, Inc. 168,032
433 Andersons, Inc. 12,436
2,256 BJ's Wholesale Club Holdings,
Inc.
h
100,775
151 Boston Beer Company, Inc.
h
183,690
10,315 Colgate-Palmolive Company 832,420
4,869 Costco Wholesale Corporation 1,811,706
51,537 Coty, Inc.
h
515,885
6,272 Darling Ingredients, Inc.
h
435,590
56,768 e.l.f. Beauty, Inc.
h
1,717,232
2,308 Flowers Foods, Inc. 55,300
439 General Mills, Inc. 26,718
13,275 Hain Celestial Group, Inc.
h
544,408
Shares Common Stock (21.0%) Value
Consumer Staples (0.7%) - continued
1,401 Hershey Company $ 230,184
1,402 Ingredion, Inc. 130,961
3,728 John B. Sanfilippo & Son, Inc. 327,691
4,133 Kimberly-Clark Corporation 551,012
24,736 Lamb Weston Holdings, Inc. 1,991,248
846 Medifast, Inc. 192,118
13,512 Monster Beverage Corporation
h
1,311,340
8,824 NewAge, Inc.
h
19,325
1,035 PepsiCo, Inc. 149,206
2,562 Performance Food Group
Company
h
150,389
40,332 Philip Morris International, Inc. 3,831,540
47,885 Primo Water Corporation 801,595
8,072 Procter & Gamble Company 1,076,966
2,407 Seneca Foods Corporation
h
110,866
776 Tootsie Roll Industries, Inc. 24,498
43,515 Turning Point Brands, Inc. 2,124,402
1,002 United Natural Foods, Inc.
h
36,934
3,049 US Foods Holding Corporation
h
126,412
2,013 Utz Brands, Inc. 58,981
2,518 Vector Group, Ltd. 32,860
18,042 Wal-Mart Stores, Inc. 2,524,256
59 WD-40 Company 14,676
Total 22,221,652
Energy (0.5%)
14,248 Antero Midstream Corporation 123,103
65,811 Antero Resources Corporation
h
593,615
37,805 Archrock, Inc. 353,099
940 Bonanza Creek Energy, Inc.
h
31,105
30,803 BP plc ADR 775,003
311 Callon Petroleum Company
g,h
11,628
63,338 Centennial Resource
Development, Inc.
g,h
268,553
3,724 Chevron Corporation 383,833
21,187 Cimarex Energy Company 1,402,579
1,927 Clean Energy Fuels Corporation
h
21,197
11,263 CNX Resources Corporation
h
151,149
15,506 ConocoPhillips 792,977
2,815 CONSOL Energy, Inc.
h
24,716
9,399 Continental Resources, Inc.
h
256,029
9,806 Core Laboratories NV 276,333
95,488 Devon Energy Corporation 2,232,509
10,323 Diamondback Energy, Inc. 843,699
7,962 Dorian LPG, Ltd.
h
105,815
37,980 EnLink Midstream, LLC 175,847
33,711 Enterprise Products Partners, LP 775,690
10,045 EOG Resources, Inc. 739,714
1,352 Evolution Petroleum Corporation 4,475
15,193 Exterran Corporation
h
49,833
10,584 Exxon Mobil Corporation 605,828
27,987 Gevo, Inc.
g,h
189,752
30,595 Halliburton Company 598,438
16,079 Helix Energy Solutions Group, Inc.
h
68,979
34,006 Helmerich & Payne, Inc. 871,574
8,305 HollyFrontier Corporation 290,675
63,521 Kinder Morgan, Inc. 1,083,033
5,055 Liberty Oilfield Services, Inc.
h
59,144
5,773 Magnolia Oil & Gas Corporation
h
65,004
43,467 Marathon Oil Corporation 489,438
11,264 Marathon Petroleum Corporation 626,842
39,402 McDermott International, Inc.
h
17,731
374 Nabors Industries, Ltd.
h
30,238
44,638 Nine Energy Service, Inc.
h
87,937
2,303 Northern Oil and Gas, Inc.
h
33,347

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Energy (0.5%) - continued
21,189 Occidental Petroleum Corporation $ 537,353
10,069 Oceaneering International, Inc.
h
108,242
36,452 Patterson-UTI Energy, Inc. 246,416
7,557 Pioneer Natural Resources
Company 1,162,493
7,717 Plains GP Holdings, LP 72,385
13,861 ProPetro Holding Corporation
h
133,481
1,278 Renewable Energy Group, Inc.
h
70,955
653 Ring Energy, Inc.
g,h
1,404
14,714 Talos Energy, Inc.
h
164,650
5,525 Targa Resources Corporation 191,662
77,353 Transocean, Ltd.
g,h
249,077
611 TravelCenters of America, Inc.
h
16,796
3,380 Valero Energy Corporation 249,985
Total 18,715,360
Financials (3.5%)
237 1st Source Corporation 11,279
4,181 AG Mortgage Investment Trust,
Inc. 16,515
25,439 Air Lease Corporation 1,188,256
1,647 Alleghany Corporation
h
1,118,264
11,343 Ally Financial, Inc. 583,597
21,647 American Equity Investment Life
Holding Company 670,624
2,103 American Express Company 322,495
12,124 American Financial Group, Inc. 1,489,555
241 American National Group, Inc. 27,317
1,157 Ameriprise Financial, Inc. 298,969
12,141 Ameris Bancorp 656,707
48,181 Annaly Capital Management, Inc. 437,483
21,250 Apollo Commercial Real Estate
Finance, Inc. 323,212
22,372 Arch Capital Group, Ltd.
h
888,392
2,630 Argo Group International Holdings,
Ltd. 137,233
13,816 Arthur J. Gallagher & Company 2,002,629
5,150 Artisan Partners Asset
Management, Inc. 262,238
36,958 Associated Banc-Corp 809,011
28,998 Assured Guaranty, Ltd. 1,474,548
4,268 Bancorp, Inc.
h
94,771
78,410 Bank of America Corporation 3,177,957
1,890 Bank of Marin Bancorp 66,944
12,897 Bank of N.T. Butterfield & Son, Ltd. 505,820
9,707 BankFinancial Corporation 101,147
13,943 Banner Corporation 792,520
5,147 Berkshire Hathaway, Inc.
h
1,415,168
26,365 Berkshire Hills Bancorp, Inc. 585,039
2,112 BlackRock, Inc. 1,730,362
4,268 Blackstone Mortgage Trust, Inc. 138,667
47 BM Technologies, Inc.
e,h
438
469 BOK Financial Corporation 41,244
28,841 Bridgewater Bancshares, Inc.
h
487,701
9,435 Brighthouse Financial, Inc.
h
441,464
16,774 BrightSphere Investment Group 377,583
11,903 Brookline Bancorp, Inc. 191,638
3,697 Brown & Brown, Inc. 196,606
3,177 Byline Bancorp, Inc. 72,118
14,577 Capital One Financial Corporation 2,173,139
12,422 Central Pacific Financial
Corporation 334,773
25,917 Charles Schwab Corporation 1,824,557
34,396 Chimera Investment Corporation 451,963
7,563 Chubb, Ltd. 1,297,735
Shares Common Stock (21.0%) Value
Financials (3.5%) - continued
8,843 Cincinnati Financial Corporation $ 996,429
29,528 Citigroup, Inc. 2,103,575
6,100 Citizens Financial Group, Inc. 282,308
5,263 CME Group, Inc. 1,063,073
6,292 CNO Financial Group, Inc. 160,635
19,885 Columbia Banking System, Inc. 865,594
18,074 Comerica, Inc. 1,358,442
1,507 Commerce Bancshares, Inc. 117,260
13,487 Community Trust Bancorp, Inc. 600,981
1,892 Cowen, Inc. 74,715
251 Cullen/Frost Bankers, Inc. 30,135
6,028 Customers Bancorp, Inc.
h
208,087
277 Diamond Hill Investment Group,
Inc. 47,367
599 Dime Community Bancshares, Inc. 19,839
8,966 Discover Financial Services 1,022,124
4,132 East West Bancorp, Inc. 314,652
5,946 Ellington Residential Mortgage
REIT 73,968
391 Employers Holdings, Inc. 15,828
1,683 Encore Capital Group, Inc.
h
66,209
9,449 Enova International, Inc.
h
323,534
273 Enstar Group, Ltd.
h
68,572
15,472 Enterprise Financial Services
Corporation 760,139
51,346 Equitable Holdings, Inc. 1,757,574
8,725 Essent Group, Ltd. 458,761
5,903 Evercore, Inc. 827,187
129,252 Everi Holdings, Inc.
h
2,285,175
25,702 F.N.B. Corporation 331,299
3,031 FactSet Research Systems, Inc. 1,019,083
970 Federal Agricultural Mortgage
Corporation 99,774
10,790 Financial Institutions, Inc. 344,525
839 First American Financial
Corporation 54,115
11,485 First Bancorp/Puerto Rico 144,366
21,262 First Busey Corporation 531,125
19,075 First Financial Bancorp 467,528
7,097 First Financial Corporation 313,971
9,412 First Horizon Corporation 172,145
749 First Mid-Illinois Bancshares, Inc. 32,611
20,998 First Midwest Bancorp, Inc. 440,328
1,430 First of Long Island Corporation 30,445
1,169 First Republic Bank 214,208
19,999 Flagstar Bancorp, Inc. 930,753
878 Flushing Financial Corporation 20,431
52,214 Fulton Financial Corporation 890,249
7,339 Glacier Bancorp, Inc. 432,634
4,017 GoHealth, Inc.
h
47,923
22,780 Granite Point Mortgage Trust, Inc. 301,607
15,129 Great Southern Bancorp, Inc. 853,427
8,670 Great Western Bancorp, Inc. 286,543
8,346 Hamilton Lane, Inc. 754,896
40,434 Hancock Whitney Corporation 1,869,668
6,519 Hanmi Financial Corporation 132,336
11,105 Hanover Insurance Group, Inc. 1,535,933
23,106 Heartland Financial USA, Inc. 1,161,539
13,646 Heritage Commerce Corporation 164,707
2,012 Hilltop Holdings, Inc. 70,822
2,989 HomeStreet, Inc. 122,071
12,757 Hometrust Bancshares, Inc. 349,542
82,102 Hope Bancorp, Inc. 1,232,351
15,853 Horizon Bancorp, Inc. 290,744
15,729 Independent Bank Corporation 370,575

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Financials (3.5%) - continued
6,821 Invesco Mortgage Capital, Inc. $ 26,602
29,883 Invesco, Ltd. 806,841
25,927 J.P. Morgan Chase & Company 3,987,832
11,032 James River Group Holdings, Ltd. 519,718
10,442 Jefferies Financial Group, Inc. 339,469
22,035 KeyCorp 479,482
11,665 Kinsale Capital Group, Inc. 2,029,827
684 KKR Real Estate Finance Trust,
Inc. 14,432
8,346 Ladder Capital Corporation 99,234
6,044 Lakeland Bancorp, Inc. 109,578
15,562 Lincoln National Corporation 997,991
3,039 Loews Corporation 169,424
160 Markel Corporation
h
188,227
233 MarketAxess Holdings, Inc. 113,811
6,767 Marsh & McLennan Companies,
Inc. 918,282
3,005 Mercantile Bank Corporation 97,001
4,941 Meridian Bancorp, Inc. 109,246
12,176 MetLife, Inc. 774,759
62,516 MFA Financial, Inc. 275,070
3,992 Midland States Bancorp, Inc. 112,495
20,927 MidWestOne Financial Group, Inc. 660,456
1,844 Moody's Corporation 602,453
23,597 Morgan Stanley 1,947,932
12,579 Mr. Cooper Group, Inc.
h
433,724
3,031 MSCI, Inc. 1,472,369
43 Nasdaq, Inc. 6,946
298 National Western Life Group, Inc. 68,331
21,675 Navient Corporation 364,790
906 NBT Bancorp, Inc. 34,328
80,154 New York Community Bancorp,
Inc. 958,642
15,956 New York Mortgage Trust, Inc. 73,238
2,338 Newmark Group, Inc. 25,133
6,794 NMI Holdings, Inc.
h
175,557
4,665 Northern Trust Corporation 530,877
6,882 OFG Bancorp 163,035
18,453 Old National Bancorp 348,762
186 Old Republic International
Corporation 4,579
8,618 Old Second Bancorp, Inc. 113,844
2,574 OneMain Holdings, Inc. 146,383
443 Oppenheimer Holdings, Inc. 22,668
19,724 PacWest Bancorp 856,219
414 Peapack-Gladstone Financial
Corporation 13,248
2,785 Peoples Bancorp, Inc. 93,103
33,933 Popular, Inc. 2,509,685
15,175 Premier Financial Corporation 479,378
4,845 Primerica, Inc. 774,086
4,023 PROG Holdings, Inc. 204,932
4,744 Prosperity Bancshares, Inc. 348,020
10,629 QCR Holdings, Inc. 512,530
48,959 Radian Group, Inc. 1,206,350
12,316 Raymond James Financial, Inc. 1,610,686
30,443 Redwood Trust, Inc. 338,222
5,527 Regions Financial Corporation 120,489
6,416 Reinsurance Group of America,
Inc. 837,480
2,178 RenaissanceRe Holdings, Ltd. 367,668
345 RLI Corporation 38,454
3,014 S&P Global, Inc. 1,176,635
1,501 Safety Insurance Group, Inc. 123,127
Shares Common Stock (21.0%) Value
Financials (3.5%) - continued
30,875 Seacoast Banking Corporation of
Florida
h
$ 1,122,306
17,185 SEI Investments Company 1,055,846
4,129 Selective Insurance Group, Inc. 314,382
5,116 Signature Bank 1,286,725
2,451 Southside Bancshares, Inc. 98,408
16,405 Starwood Property Trust, Inc. 423,577
1,019 Stifel Financial Corporation 70,505
15,785 Synovus Financial Corporation 739,685
4,654 T. Rowe Price Group, Inc. 833,997
3,599 Territorial Bancorp, Inc. 90,515
6,372 TMX Group, Ltd. 702,182
163 Tompkins Financial Corporation 12,738
4,445 Torchmark Corporation 455,568
2,415 Towne Bank 74,817
16,517 TPG RE Finance Trust, Inc. 205,802
6,784 TriCo Bancshares 313,964
9,432 Triumph Bancorp, Inc.
h
835,958
18,870 Truist Financial Corporation 1,119,180
22,526 TrustCo Bank Corporation 164,778
6,243 Trustmark Corporation 202,336
26,240 Two Harbors Investment
Corporation 204,672
81,732 Umpqua Holdings Corporation 1,523,484
8,812 United Bankshares, Inc. 346,047
820 Universal Insurance Holdings, Inc. 11,439
1,360 Univest Financial Corporation 37,985
46,169 Unum Group 1,304,736
16,640 Valley National Bancorp 229,133
3,989 Voya Financial, Inc. 270,534
517 Walker & Dunlop, Inc. 57,309
4,215 Washington Trust Bancorp, Inc. 215,176
56,240 Wells Fargo & Company 2,533,612
4,583 WesBanco, Inc. 166,317
412 Westamerica Bancorporation 26,121
44,122 Western Alliance Bancorp 4,635,899
27,036 Western Asset Mortgage Capital
Corporation 85,434
473 Westwood Holdings Group, Inc. 8,557
13,989 Wintrust Financial Corporation 1,078,552
26,822 Zions Bancorporations NA 1,496,668
2,499 Zurich Insurance Group AG 1,025,237
Total 118,447,976
Health Care (2.9%)
7,585 Abbott Laboratories 910,807
8,628 AbbVie, Inc. 962,022
55,551 ACADIA Pharmaceuticals, Inc.
h
1,142,129
990 Acceleron Pharma, Inc.
h
123,720
32,293 Adaptive Biotechnologies
Corporation
h
1,343,389
3,363 ADMA Biologics, Inc.
g,h
6,592
5,917 Adverum Biotechnologies, Inc.
h
23,076
521 Align Technology, Inc.
h
310,271
523 Allakos, Inc.
h
57,070
3,609 Altimmune, Inc.
h
52,222
1,297 Amedisys, Inc.
h
349,995
7,422 Amgen, Inc. 1,778,608
8,427 AMN Healthcare Services, Inc.
h
668,261
1,657 AnaptysBio, Inc.
h
38,691
4,098 Anthem, Inc. 1,554,740
101,819 Ardelyx, Inc.
h
744,297
3,833 Arena Pharmaceuticals, Inc.
h
263,059
5,307 Argenx SE ADR
h
1,521,570
6,018 Arrowhead Research Corporation
h
437,870

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Health Care (2.9%) - continued
9,918 Ascendis Pharma AS ADR
h
$ 1,437,812
4,000 Atara Biotherapeutics, Inc.
h
56,240
2,758 Athenex, Inc.
h
11,060
184 Atrion Corporation 117,502
18,476 Axonics Modulation Technologies,
Inc.
h
1,162,695
3,571 Becton, Dickinson and Company 888,501
5,632 Biogen, Inc.
h
1,505,603
20,741 Biohaven Pharmaceutical Holding
Company, Ltd.
h
1,557,649
83 BioLife Solutions, Inc.
h
2,897
441 Bio-Rad Laboratories, Inc.
h
277,887
6,343 Bio-Techne Corporation 2,711,569
1,857 BioXcel Therapeutics, Inc.
g,h
63,082
977 Bristol-Myers Squibb Company 60,984
1,531 Bruker Corporation 104,904
4,855 Catalent, Inc.
h
546,042
10,918 Centene Corporation
h
674,077
3,710 Cerner Corporation 278,436
3,869 Charles River Laboratories
International, Inc.
h
1,286,249
1,388 Chemed Corporation 661,535
5,913 Cigna Holding Company 1,472,396
585 Co-Diagnostics, Inc.
g,h
5,183
2,082 Cooper Companies, Inc. 855,473
7,514 CryoLife, Inc.
h
219,259
10,490 CVS Health Corporation 801,436
3,011 CytomX Therapeutics, Inc.
h
28,183
818 Danaher Corporation 207,723
5,530 Dexcom, Inc.
h
2,135,133
3,067 Editas Medicine, Inc.
g,h
113,510
5,971 Edwards Lifesciences Corporation
h
570,350
14,553 Endo International plc
h
83,389
120 Fate Therapeutics, Inc.
h
10,487
3,034 FibroGen, Inc.
h
67,719
1,427 Generation Bio Company
h
52,028
17,785 Gilead Sciences, Inc. 1,128,814
15,197 GlaxoSmithKline plc ADR
g
567,456
2,838 Global Blood Therapeutics, Inc.
h
115,734
28,847 GoodRx Holdings, Inc.
g,h
1,154,168
18,452 Guardant Health, Inc.
h
2,933,499
4,304 Haemonetics Corporation
h
289,487
11,261 Halozyme Therapeutics, Inc.
h
562,487
5,689 HCA Healthcare, Inc. 1,143,830
2,306 HealthEquity, Inc.
h
175,187
6,477 Hill-Rom Holdings, Inc. 713,895
597 Humana, Inc. 265,808
50 ICU Medical, Inc.
h
10,414
2,887 Illumina, Inc.
h
1,134,129
19,339 Immunocore Holdings plc ADR
h
780,522
5,204 ImmunoGen, Inc.
h
41,944
7,081 InMode, Ltd.
h
611,303
6,973 Inspire Medical Systems, Inc.
h
1,651,346
6,961 Insulet Corporation
h
2,055,026
1,315 Integra LifeSciences Holdings
Corporation
h
97,415
397 Intuitive Surgical, Inc.
h
343,405
6,424 Invitae Corporation
g,h
224,198
7,661 Ionis Pharmaceuticals, Inc.
h
328,044
6,000 IQVIA Holding, Inc.
h
1,408,140
24,816 Johnson & Johnson 4,038,308
1,848 Kura Oncology, Inc.
h
49,767
793 Kymera Therapeutics, Inc.
h
36,121
1,201 Laboratory Corporation of America
Holdings
h
319,310
Shares Common Stock (21.0%) Value
Health Care (2.9%) - continued
2,826 Lannett Company, Inc.
h
$ 12,350
33,939 Lantheus Holdings, Inc.
h
804,354
21,203 LHC Group, Inc.
h
4,415,949
30,634 Medtronic plc 4,010,603
26,872 Merck & Company, Inc. 2,001,964
419 Mettler-Toledo International, Inc.
h
550,281
405 Mirati Therapeutics, Inc.
h
67,319
2,278 Moderna, Inc.
h
407,352
3,462 Molina Healthcare, Inc.
h
883,156
15,246 Natera, Inc.
h
1,677,365
7,143 National Healthcare Corporation 502,224
1,458 Nektar Therapeutics
h
28,591
1,888 Neogen Corporation
h
181,267
15,194 Nevro Corporation
h
2,625,675
2,102 NextGen Healthcare, Inc.
h
38,488
233 Novavax, Inc.
h
55,205
2,380 Novo Nordisk AS ADR 176,001
9,482 NuVasive, Inc.
h
677,489
2,032 Olink Holding AB ADR
h
71,526
1,637 Omnicell, Inc.
h
237,398
26,037 OPKO Health, Inc.
g,h
106,752
1,433 Orthifix Medical, Inc.
h
63,554
1,251 Owens & Minor, Inc. 45,149
12,734 Phreesia, Inc.
h
658,985
2,240 Precigen, Inc.
h
17,326
7,343 Premier, Inc. 259,575
17,728 Pulmonx Corporation
h
833,393
679 Quidel Corporation
h
71,152
3,515 Reata Pharmaceuticals, Inc.
h
356,421
5,364 Repligen Corporation
h
1,135,612
683 Replimune Group, Inc.
h
24,991
1,779 Sage Therapeutics, Inc.
h
140,114
2,905 Sarepta Therapeutics, Inc.
h
205,790
411 Seres Therapeutics, Inc.
h
8,553
21,229 Silk Road Medical, Inc.
h
1,297,941
6,614 Stryker Corporation 1,737,035
254 Surmodics, Inc.
h
13,586
14,323 Syneos Health, Inc.
h
1,215,307
736 Tabula Rasa HealthCare, Inc.
h
35,004
25,923 Tactile Systems Technology, Inc.
h
1,485,388
927 Teladoc Health, Inc.
h
159,768
5,626 Teleflex, Inc. 2,376,872
1,942 Tenet Healthcare Corporation
h
115,083
5,367 Thermo Fisher Scientific, Inc. 2,523,724
13,382 Travere Therapeutics, Inc.
h
330,803
1,138 U.S. Physical Therapy, Inc. 127,968
48 Ultragenyx Pharmaceutical, Inc.
h
5,359
5,378 UnitedHealth Group, Inc. 2,144,746
7,481 Vaxart, Inc.
g,h
80,645
28,291 VBI Vaccines, Inc.
h
89,117
4,924 Veeva Systems, Inc.
h
1,390,784
30,420 Viatris, Inc.
h
404,586
38,190 Viemed Healthcare, Inc.
h
384,191
3,250 ViewRay, Inc.
h
15,633
1,992 Vocera Communications, Inc.
h
72,051
15,012 Vor BioPharma, Inc.
h
423,038
2,128 VYNE Therapeutics, Inc.
h
10,512
501 Waters Corporation
h
150,235
2,564 Zimmer Biomet Holdings, Inc. 454,238
14,502 Zoetis, Inc. 2,509,281
18,022 Zymeworks, Inc.
h
586,075
Total 97,986,033
Industrials (3.2%)
4,221 Advanced Drainage Systems, Inc. 471,317

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Industrials (3.2%) - continued
5,667 AECOM
h
$ 376,459
3,633 Allegion plc 488,203
37,666 Altra Industrial Motion Corporation 2,222,671
113 AMERCO 67,419
13,122 AMETEK, Inc. 1,770,551
1,287 Apogee Enterprises, Inc. 45,212
1,319 Armstrong World Industries, Inc. 136,714
29,644 ASGN, Inc.
h
3,117,956
15,964 AZZ, Inc. 840,345
25,102 Badger Daylighting, Ltd. 849,157
13,694 Bloom Energy Corporation
h
355,633
1,736 Boeing Company
h
406,762
12,946 Carlisle Companies, Inc. 2,481,101
22,186 CBIZ, Inc.
h
745,228
16,445 Chart Industries, Inc.
h
2,641,560
115 Copart, Inc.
h
14,319
2,736 CRA International, Inc. 219,591
20,812 Crane Company 1,957,577
10,555 CSW Industrials, Inc. 1,429,253
7,422 CSX Corporation 747,766
80 Cummins, Inc. 20,163
21,902 Curtiss-Wright Corporation 2,801,266
25,793 Delta Air Lines, Inc.
h
1,210,208
2,356 Douglas Dynamics, Inc. 105,384
661 Dycom Industries, Inc.
h
62,008
7,044 Eaton Corporation plc 1,006,799
8,752 EMCOR Group, Inc. 1,048,490
10,366 Emerson Electric Company 938,019
3,523 Encore Wire Corporation 263,098
1,447 Expeditors International of
Washington, Inc. 158,967
1,398 Exponent, Inc. 134,669
13,661 Forrester Research, Inc.
h
593,570
16,083 Forward Air Corporation 1,419,968
25,504 FuelCell Energy, Inc.
h
247,644
4,014 GATX Corporation 392,208
5,128 Generac Holdings, Inc.
h
1,661,216
12,048 General Dynamics Corporation 2,291,891
6,006 Gorman-Rupp Company 207,327
7,198 GrafTech International, Ltd. 91,559
1,789 Greenbrier Companies, Inc. 84,512
2,424 Heico Corporation 341,299
9,220 Helios Technologies, Inc. 666,422
10,145 Honeywell International, Inc. 2,262,741
77,543 Howmet Aerospace, Inc.
h
2,478,274
9,212 Hubbell, Inc. 1,768,796
1,794 ICF International, Inc. 163,362
10,652 IDEX Corporation 2,388,178
6,778 Illinois Tool Works, Inc. 1,562,058
17 Insperity, Inc. 1,488
879 International Seaways, Inc. 15,541
259 JB Hunt Transport Services, Inc. 44,214
6,671 JetBlue Airways Corporation
h
135,822
638 John Bean Technologies
Corporation 92,752
29,326 Johnson Controls International plc 1,828,183
2,550 Kansas City Southern 745,136
575 Kimball International, Inc. 8,384
8,235 L3Harris Technologies, Inc. 1,723,009
9,677 Landstar System, Inc. 1,667,154
1,363 Lennox International, Inc. 457,068
29,346 Lincoln Electric Holdings, Inc. 3,757,755
3,022 Lockheed Martin Corporation 1,150,052
12,723 Manpower, Inc. 1,538,083
Shares Common Stock (21.0%) Value
Industrials (3.2%) - continued
875 Masonite International
Corporation
h
$ 110,504
23,058 Mercury Systems, Inc.
h
1,734,884
72,138 Meritor, Inc.
h
1,949,890
5,035 Mesa Air Group, Inc.
h
56,694
21,273 Middleby Corporation
h
3,857,220
9,593 MSC Industrial Direct Company,
Inc. 864,905
15,150 NAPCO Security Technologies,
Inc.
h
504,647
1,008 Nordson Corporation 213,101
1,039 Norfolk Southern Corporation 290,130
3,594 Northrop Grumman Corporation 1,273,857
6,359 Nutrien, Ltd. 350,953
5,136 Old Dominion Freight Line, Inc. 1,324,112
6,319 Otis Worldwide Corporation 492,061
5,168 Parker-Hannifin Corporation 1,621,770
35,233 Pitney Bowes, Inc. 263,191
1,724 Primoris Services Corporation 56,306
6,264 Quad/Graphics, Inc.
h
22,550
29,684 Ranpak Holdings Corporation
h
570,823
21,159 Raven Industries, Inc. 859,479
11,611 Raytheon Technologies
Corporation 966,500
4,350 RBC Bearings, Inc.
h
867,521
32,540 Regal-Beloit Corporation 4,699,752
23,367 Rush Enterprises, Inc. 1,153,395
2,135 Ryder System, Inc. 170,458
3,870 Saia, Inc.
h
907,515
7,606 Simpson Manufacturing Company,
Inc. 857,196
2,381 SkyWest, Inc.
h
118,240
5,062 Smith & Wesson Brands, Inc. 88,079
1,481 Snap-On, Inc. 351,886
7,726 Southwest Airlines Company
h
485,038
2,065 Spirit Airlines, Inc.
h
73,968
16,716 Standex International Corporation 1,585,011
1,883 Sterling Construction Company,
Inc.
h
39,261
48,751 Summit Materials, Inc.
h
1,403,541
18,873 Sun Country Airlines Holdings,
Inc.
h
768,131
410 Sunrun, Inc.
h
20,090
3,539 Technip Energies NV ADR
h
50,289
1,615 Teledyne Technologies, Inc.
h
723,116
1,213 Tetra Tech, Inc. 154,815
2,450 Thermon Group Holdings, Inc.
h
46,795
5,608 Timken Company 470,343
99 Toro Company 11,345
2,845 Trane Technologies plc 494,546
19,949 TransUnion 2,086,466
9,515 Trex Company, Inc.
h
1,027,525
18,813 TriMas Corporation
h
599,006
11,074 Tutor Perini Corporation 178,291
1,031 UniFirst Corporation 231,140
5,997 Union Pacific Corporation 1,331,874
7,145 United Parcel Service, Inc. 1,456,580
12,564 United Rentals, Inc.
h
4,019,852
5,738 Valmont Industries, Inc. 1,416,425
3,168 Verisk Analytics, Inc. 596,218
2,034 Waste Connections, Inc. 242,270
4,073 Watsco, Inc. 1,192,819
641 Watts Water Technologies, Inc. 79,837
4,349 Werner Enterprises, Inc. 201,054
8,825 WESCO International, Inc.
h
809,429

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Industrials (3.2%) - continued
13,563 Willdan Group, Inc.
h
$ 517,700
3,143 Woodward, Inc. 392,906
491 XPO Logistics, Inc.
h
68,308
2,035 Xylem, Inc. 225,173
Total 110,516,312
Information Technology (3.9%)
1,352 3D Systems Corporation
h
29,122
5,693 Accenture plc 1,650,799
1,376 Adobe, Inc.
h
699,476
187 ADTRAN, Inc. 3,196
4,180 Advanced Energy Industries, Inc. 461,096
12,433 Agilysys, Inc.
h
626,748
7,964 Alliance Data Systems Corporation 938,557
2,187 Ambarella, Inc.
h
213,211
29,966 Amphenol Corporation 2,017,910
1,213 Analog Devices, Inc. 185,783
48,997 Anaplan, Inc.
h
2,922,671
1,226 ANSYS, Inc.
h
448,299
79,924 Apple, Inc. 10,506,809
3,451 Aspen Technology, Inc.
h
451,529
1,616 Automatic Data Processing, Inc. 302,176
9,971 Avalara, Inc.
h
1,412,990
8,500 Axcelis Technologies, Inc.
h
353,005
22,503 Bandwidth, Inc.
h
2,974,897
4,427 Belden, Inc. 191,601
11,487 Benchmark Electronics, Inc. 344,840
39,761 BigCommerce Holdings, Inc.
h
2,383,274
10,146 Bill.com Holdings, Inc.
h
1,568,876
5,217 Blackline, Inc.
h
605,485
159 Broadcom, Ltd. 72,536
928 Broadridge Financial Solutions,
Inc. 147,209
417 CACI International, Inc.
h
106,277
22,668 Calix, Inc.
h
958,630
6,894 CDK Global, Inc. 369,449
2,645 CDW Corporation 471,683
13,344 Ciena Corporation
h
673,472
61,362 Cisco Systems, Inc. 3,123,939
7,379 Cognex Corporation 635,479
8,522 Computer Services, Inc. 519,842
391 Concentrix Corporation
h
60,754
3,926 Coupa Software, Inc.
h
1,056,251
3,581 Cree, Inc.
h
356,023
4,037 CTS Corporation 131,283
11,641 Descartes Systems Group, Inc.
h
745,722
8,470 Diebold Nixdorf, Inc.
h
127,135
616 Digimarc Corporation
h
20,778
6,669 DocuSign, Inc.
h
1,486,787
30,941 Dolby Laboratories, Inc. 3,139,583
45 Domo, Inc.
h
2,893
11,031 Dropbox, Inc.
h
283,497
2,520 DSP Group, Inc.
h
35,003
1,532 Ebix, Inc. 46,129
18,211 Elastic NV
h
2,196,611
13,539 Endava plc ADR
h
1,225,821
3,508 Enphase Energy, Inc.
h
488,489
2,507 EPAM Systems, Inc.
h
1,147,579
4,135 ePlus, Inc.
h
414,989
10,874 Euronet Worldwide, Inc.
h
1,559,658
7,247 Eventbrite, Inc.
h
170,812
2,302 ExlService Holdings, Inc.
h
212,659
7,054 eXp World Holdings, Inc.
g,h
242,375
3,585 F5 Networks, Inc.
h
669,535
1,306 First Solar, Inc.
h
99,948
Shares Common Stock (21.0%) Value
Information Technology (3.9%) - continued
14,944 Five9, Inc.
h
$ 2,809,024
4,673 FleetCor Technologies, Inc.
h
1,344,516
6,044 Global Payments, Inc. 1,297,224
9,055 Health Catalyst, Inc.
h
524,284
9,013 HP, Inc. 307,433
1,424 HubSpot, Inc.
h
749,665
3,336 Intuit, Inc. 1,374,966
8,104 Jack Henry & Associates, Inc. 1,319,574
3,315 KLA-Tencor Corporation 1,045,385
2,421 Lam Research Corporation 1,502,109
16,314 Lattice Semiconductor
Corporation
h
820,757
1,977 Littelfuse, Inc. 524,379
18,685 LivePerson, Inc.
h
1,021,135
13,737 LiveRamp Holding, Inc.
h
672,838
20,298 Lumentum Holdings, Inc.
h
1,726,345
3,107 Manhattan Associates, Inc.
h
426,405
3,207 Mastercard, Inc. 1,225,266
1,714 MAXIMUS, Inc. 157,071
699 MaxLinear, Inc.
h
25,157
77,087 Medallia, Inc.
h
2,273,296
5,665 Micron Technology, Inc.
h
487,587
50,463 Microsoft Corporation 12,725,759
78 MicroStrategy, Inc.
h
51,258
15,595 MKS Instruments, Inc. 2,793,220
11,251 Monolithic Power Systems, Inc. 4,065,886
3,648 Motorola Solutions, Inc. 686,918
13,571 National Instruments Corporation 561,975
239 NetApp, Inc. 17,851
1,627 Nice, Ltd. ADR
h
392,481
4,848 Nova Measuring Instruments, Ltd.
h
457,506
4,018 Novanta, Inc.
h
529,211
24,209 Nuance Communications, Inc.
h
1,287,193
1,966 NVIDIA Corporation 1,180,347
4,673 Okta, Inc.
h
1,260,308
23,638 Oracle Corporation 1,791,524
3,842 Palo Alto Networks, Inc.
h
1,357,724
3,743 Paychex, Inc. 364,905
2,665 Paycom Software, Inc.
h
1,024,453
2,987 Paylocity Holding Corporation
h
577,208
5,459 PayPal Holdings, Inc.
h
1,431,841
10,233 Plantronics, Inc.
h
409,218
4,747 Plug Power, Inc.
h
135,337
1,189 Progress Software Corporation 51,912
8,708 Q2 Holdings, Inc.
h
905,806
5,008 QAD, Inc. 354,016
4,772 Qorvo, Inc.
h
897,947
12,823 QUALCOMM, Inc. 1,779,832
4,439 Rogers Corporation
h
869,334
12,797 SailPoint Technologies Holdings,
Inc.
h
624,878
2,545 Salesforce.com, Inc.
h
586,164
1,019 Samsung Electronics Company,
Ltd. GDR 1,856,689
6,063 ScanSource, Inc.
h
183,284
7,719 Semtech Corporation
h
522,885
810 ServiceNow, Inc.
h
410,160
35,614 Sierra Wireless, Inc.
h
539,552
2,924 Silicon Laboratories, Inc.
h
412,138
4,502 SiTime Corporation
h
416,660
1,008 Solaredge Technology, Ltd.
h
265,648
13,590 Sprout Social, Inc.
h
900,881
4,222 Square, Inc.
h
1,033,630
28,256 STMicroelectronics NV ADR
g
1,053,666
1,568 SunPower Corporation
g,h
40,282

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Information Technology (3.9%) - continued
840 SYNNEX Corporation $ 101,808
2,463 TE Connectivity, Ltd. 331,200
20,513 Texas Instruments, Inc. 3,702,802
1,159 Trade Desk, Inc.
h
845,270
74,818 TTM Technologies, Inc.
h
1,122,270
660 Tyler Technologies, Inc.
h
280,408
3,371 Unisys Corporation
h
80,904
1,086 Vertex, Inc.
h
22,187
1,123 ViaSat, Inc.
g,h
58,160
5,747 Visa, Inc. 1,342,269
2,584 VMware, Inc.
g,h
415,585
5,092 Western Digital Corporation
h
359,648
17,640 Workiva, Inc.
h
1,658,160
8,524 Xerox Holdings Corporation 205,769
3,741 Zscaler, Inc.
h
701,961
Total 133,961,484
Materials (0.8%)
52 AdvanSix, Inc.
h
1,512
11,149 Allegheny Technologies, Inc.
h
259,326
6,549 AptarGroup, Inc. 987,655
3,250 Ashland Global Holdings, Inc. 280,182
3,041 Avery Dennison Corporation 651,291
28,303 Axalta Coating Systems, Ltd.
h
902,583
357 Balchem Corporation 45,407
4,544 Ball Corporation 425,500
1,242 Cabot Corporation 68,161
20,001 Carpenter Technology Corporation 757,438
1,525 Celanese Corporation 238,891
25,934 CF Industries Holdings, Inc. 1,261,170
9,712 Chemours Company 293,302
14,650 Cleveland-Cliffs, Inc.
g,h
261,649
31,920 Coeur Mining, Inc.
h
257,914
335 DMC Global, Inc.
h
18,090
1,918 Eagle Materials, Inc.
h
264,953
21,249 Eastman Chemical Company 2,451,922
4,762 Ecolab, Inc. 1,067,259
36,350 Element Solutions, Inc. 795,338
18,780 Ferroglobe Representation &
Warranty Insurance Trust
e,h
2
1,985 FMC Corporation 234,706
3,765 Ingevity Corporation
h
293,971
17,006 Innospec, Inc. 1,656,554
74,365 Ivanhoe Mines, Ltd.
h
524,545
11,458 Kaiser Aluminum Corporation 1,380,345
949 Koppers Holdings, Inc.
h
31,545
4,704 LyondellBasell Industries NV 487,993
8,204 Martin Marietta Materials, Inc. 2,896,996
4,593 Materion Corporation 325,230
5,605 Minerals Technologies, Inc. 437,975
16,186 Myers Industries, Inc. 365,156
7,763 Neenah, Inc. 412,759
113 NewMarket Corporation 39,165
15,173 Nucor Corporation 1,248,131
8,388 Olin Corporation 360,936
2,170 Olympic Steel, Inc. 63,039
153 PPG Industries, Inc. 26,200
8,288 Quaker Chemical Corporation 2,008,597
485 Reliance Steel & Aluminum
Company 77,750
2,180 RPM International, Inc. 206,751
9,663 Ryerson Holding Corporation
h
153,448
7,499 Sensient Technologies Corporation 616,718
11,613 Steel Dynamics, Inc. 629,657
10,630 SunCoke Energy, Inc. 71,753
Shares Common Stock (21.0%) Value
Materials (0.8%) - continued
9,768 UFP Technologies, Inc.
h
$ 488,986
4,790 United States Lime & Minerals, Inc. 661,882
1,680 United States Steel Corporation 38,657
3,003 W. R. Grace & Company 206,396
Total 27,235,386
Real Estate (1.4%)
30,546 Agree Realty Corporation 2,149,216
2,406 Alector, Inc.
h
46,917
1,960 Alexandria Real Estate Equities,
Inc. 354,956
28,998 American Campus Communities,
Inc. 1,311,000
1,864 Apartment Income REIT
Corporation 84,160
2,467 Apartment Investment &
Management Company 17,121
6,311 Armada Hoffler Properties, Inc. 86,019
3,015 AvalonBay Communities, Inc. 578,880
383 Bluegreen Vacations Holding
Corporations
h
7,093
18,179 Camden Property Trust 2,190,206
22,308 CareTrust REIT, Inc. 539,407
26,303 CBRE Group, Inc.
h
2,241,016
4,392 Cedar Realty Trust, Inc. 69,613
1,806 Centerspace 127,124
6,222 Colliers International Group, Inc. 671,229
3,020 Colony Credit Real Estate, Inc. 26,244
3,657 Community Healthcare Trust, Inc. 186,214
4,233 Corepoint Lodging, Inc.
h
42,288
1,835 CoStar Group, Inc.
h
1,567,879
9,424 CubeSmart 399,012
52,819 Cushman and Wakefield plc
h
897,923
1,920 Digital Realty Trust, Inc. 296,275
5,479 Diversified Healthcare Trust 24,190
6,632 Douglas Emmett, Inc. 222,437
6,295 Duke Realty Corporation 292,843
6,718 EastGroup Properties, Inc. 1,065,878
10,146 EPR Properties
h
484,066
59,939 Essential Properties Realty Trust,
Inc. 1,569,802
878 Essex Property Trust, Inc. 255,076
4,175 Extra Space Storage, Inc. 620,781
5,765 Farmland Partners, Inc. 76,847
37,920 First Industrial Realty Trust, Inc. 1,887,278
5,747 FirstService Corporation 932,451
40,757 Four Corners Property Trust, Inc. 1,176,655
5,943 Getty Realty Corporation 187,680
2,141 Gladstone Commercial
Corporation 45,047
12,189 Gladstone Land Corporation 255,847
2,853 Global Medical REIT, Inc. 40,969
10,239 Healthcare Realty Trust, Inc. 329,286
29,838 Healthcare Trust of America, Inc. 876,342
705 Highwoods Properties, Inc. 31,577
45,842 Host Hotels & Resorts, Inc.
h
832,491
25,020 Independence Realty Trust, Inc. 421,337
12,860 Industrial Logistics Properties Trust 318,928
5,186 Innovative Industrial Properties,
Inc. 949,712
1,898 Iron Mountain, Inc. 76,148
2,803 Jones Lang LaSalle, Inc.
h
526,712
27,935 Kilroy Realty Corporation 1,914,665
8,252 Lexington Realty Trust 101,004
5,541 Life Storage, Inc. 532,268

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.0%) Value
Real Estate (1.4%) - continued
34,697 Medical Properties Trust, Inc. $ 765,069
47,572 MGIC Investment Corporation 724,997
1,239 National Health Investors, Inc. 90,955
20,020 National Retail Properties, Inc. 929,328
59,271 National Storage Affiliates Trust 2,693,274
65,444 New Residential Investment
Corporation 701,560
6,235 New Senior Investment Group, Inc. 41,276
8,918 NexPoint Residential Trust, Inc. 447,327
6,208 Omega Healthcare Investors, Inc. 235,904
3,968 One Liberty Properties, Inc. 98,684
8,223 Preferred Apartment Communities,
Inc. 83,875
5,256 Public Storage, Inc. 1,477,777
7,157 Rayonier, Inc. REIT 259,656
12,527 Realty Income Corporation 866,242
4,404 Redfin Corporation
h
311,715
44,503 Rexford Industrial Realty, Inc. 2,472,142
722 RMR Group, Inc. 28,577
24,856 Sabra Health Care REIT, Inc. 451,633
3,451 SBA Communications Corporation 1,034,334
84,837 Service Properties Trust 1,044,768
77 SL Green Realty Corporation 5,699
11,280 Spirit Realty Capital, Inc. 536,251
13,186 STAG Industrial, Inc. 481,421
14,391 Store Capital Corporation 515,054
48,216 Sunstone Hotel Investors, Inc.
h
634,523
19,732 UDR, Inc. 916,551
3,058 UMH Properties, Inc. 65,839
228 Universal Health Realty Income
Trust 15,265
1,981 WP Carey, Inc. 148,357
Total 48,016,162
Utilities (0.3%)
8,453 AES Corporation 235,163
860 ALLETE, Inc. 60,510
7,534 Alliant Energy Corporation 423,185
8,734 American Electric Power
Company, Inc. 774,793
1,926 American States Water Company 152,520
5,996 Artesian Resources Corporation 242,538
6,842 Black Hills Corporation 471,961
15,421 CenterPoint Energy, Inc. 377,660
550 Chesapeake Utilities Corporation 65,186
5,302 Consolidated Water Company,
Ltd. 62,405
1,685 DTE Energy Company 235,934
10,973 Duke Energy Corporation 1,104,871
10,386 Entergy Corporation 1,135,086
3,659 Evergy, Inc. 234,066
15,745 Exelon Corporation 707,580
41,900 FirstEnergy Corporation 1,588,848
1,982 Hawaiian Electric Industries, Inc. 85,345
1,784 IDACORP, Inc. 182,824
3,285 MDU Resources Group, Inc. 109,916
1,235 National Fuel Gas Company 61,330
444 NiSource, Inc. 11,553
221 Northwest Natural Holding
Company 11,916
3,933 NorthWestern Corporation 267,562
18,979 OGE Energy Corporation 636,935
3,053 Otter Tail Corporation 144,193
1,029 Pinnacle West Capital Corporation 87,105
Shares Common Stock (21.0%) Value
Utilities (0.3%) - continued
8,140 Portland General Electric
Company $ 414,000
675 PPL Corporation 19,663
2,945 Sempra Energy 405,144
634 South Jersey Industries, Inc. 15,692
1,254 Southwest Gas Holdings, Inc. 87,429
7,142 Spire, Inc. 538,078
10,279 UGI Corporation 449,295
2,176 Unitil Corporation 125,403
610 Vistra Energy Corporation 10,291
4,528 WEC Energy Group, Inc. 439,986
Total 11,975,966
Total Common Stock
(cost $511,718,437) 717,448,663
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
12,824,080 Thrivent Cash Management Trust 12,824,080
Total Collateral Held for
Securities Loaned
(cost $12,824,080) 12,824,080
Shares or
Principal
Amount Short-Term Investments ( 13.9% ) Value
Federal Home Loan Bank Discount
Notes
3,600,000 0.040%, 5/4/2021
n,o
3,600,000
2,000,000 0.030%, 5/18/2021
n,o
2,000,000
500,000 0.025%, 5/19/2021
n,o
500,000
1,100,000 0.035%, 6/2/2021
n,o
1,100,000
4,300,000 0.017%, 6/16/2021
n,o
4,300,000
1,900,000 0.008%, 6/23/2021
n,o
1,900,000
6,000,000 0.013%, 7/7/2021
n,o
5,999,892
1,100,000 0.016%, 7/14/2021
n,o
1,099,978
700,000 0.020%, 7/21/2021
n,o
699,985
Thrivent Core Short-Term Reserve
Fund
45,035,799 0.180% 450,357,992
U.S. Treasury Bills
1,500,000 0.036%, 5/27/2021
n
1,499,995
200,000 0.007%, 6/22/2021
n,p
199,997
1,000,000 0.048%, 8/26/2021
n,q
999,944
Total Short-Term Investments
(cost $474,126,162) 474,257,783
Contracts Options Purchased ( <0.1% ) Value
Put on U.S. Treasury Long Bond
Futures
76 $149.00, expires 8/27/2021 83,125
Total Options Purchased
(cost $83,427) 83,125
Total Investments (cost
$2,893,167,643) 106.8% $3,642,634,922
Other Assets and Liabilities, Net
(6.8%) (232,203,662)
Total Net Assets 100.0% $3,410,431,260

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2021.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $155,555,310 or 4.6% of
total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2021.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
q At April 30, 2021, $82,995 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of April 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 2,027,410
Common Stock 10,410,075
Total lending $12,437,485
Gross amount payable upon return of
collateral for securities loaned $12,824,080
Net amounts due to counterparty
$386,595
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30
Year Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 796,634,614
Gross unrealized depreciation (20,859,360)
Net unrealized appreciation (depreciation) $ 775,775,254
Cost for federal income tax purposes $ 2,888,724,011

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,035,003 – 3,035,003 –
Capital Goods 6,023,369 – 6,023,369 –
Communications Services 8,328,645 – 8,328,645 –
Consumer Cyclical 6,442,784 – 6,442,784 –
Consumer Non-Cyclical 8,288,272 – 8,078,009 210,263
Energy 635,379 – 635,379 –
Financials 2,614,744 – 2,614,744 –
Technology 5,573,807 – 5,573,807 –
Transportation 2,222,822 – 2,222,822 –
Utilities 1,959,841 – 1,959,841 –
Registered Investment Companies
Unaffiliated 40,920,475 40,920,475 – –
Affiliated 1,243,476,696 1,243,476,696 – –
Long-Term Fixed Income
Asset-Backed Securities 47,241,016 – 47,241,016 –
Basic Materials 9,947,918 – 9,947,918 –
Capital Goods 17,209,277 – 17,209,277 –
Collateralized Mortgage Obligations 45,526,857 – 45,526,857 –
Commercial Mortgage-Backed Securities 4,642,589 – 4,642,589 –
Communications Services 32,866,845 – 32,866,845 –
Consumer Cyclical 30,990,648 – 30,990,648 –
Consumer Non-Cyclical 40,612,250 – 40,612,250 –
Energy 28,706,729 – 28,706,729 –
Financials 66,687,947 – 66,687,947 –
Mortgage-Backed Securities 255,244,684 – 255,244,684 –
Technology 22,005,709 – 22,005,709 –
Transportation 6,252,094 – 6,252,094 –
U.S. Government & Agencies 285,095,820 – 285,095,820 –
Utilities 19,750,746 – 19,750,746 –
Common Stock
Communications Services 33,573,944 33,565,137 – 8,807
Consumer Discretionary 94,798,388 94,798,388 – –
Consumer Staples 22,221,652 22,221,652 – –
Energy 18,715,360 18,715,360 – –
Financials 118,447,976 116,720,119 1,727,419 438
Health Care 97,986,033 97,986,033 – –
Industrials 110,516,312 109,667,155 849,157 –
Information Technology 133,961,484 132,104,795 1,856,689 –
Materials 27,235,386 26,710,839 524,545 2
Real Estate 48,016,162 48,016,162 – –
Utilities 11,975,966 11,975,966 – –
Short-Term Investments 23,899,791 – 23,899,791 –
Options Purchased 83,125 83,125 – –
Subtotal Investments in Securities $2,983,734,545 $1,996,961,902 $986,553,133 $219,510
Other Investments  * Total
Affiliated Short-Term Investments 450,357,992
Affiliated Registered Investment Companies 195,718,305
Collateral Held for Securities Loaned 12,824,080
Subtotal Other Investments $658,900,377
Total Investments at Value $3,642,634,922
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 28,376,209 28,376,209 – –
Credit Default Swaps 4,931 – 4,931 –
Total Asset Derivatives $28,381,140 $28,376,209 $4,931 $–
Liability Derivatives
Futures Contracts 6,518,640 6,518,640 – –
Call Options Written 117,512 – – 117,512
Total Liability Derivatives $6,636,152 $6,518,640 $– $117,512
The following table presents Moderate Allocation Fund's futures contracts held as of April 30, 2021. Investments and/or cash totaling $20,980,856 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 5 June 2021 $ 661,188 ( $ 1,032)
CBOT 2-Yr. U.S. Treasury Note 195 June 2021 43,083,528 (35,755)
CBOT 5-Yr. U.S. Treasury Note 199 June 2021 24,860,002 (196,440)
CBOT U.S. Long Bond 273 June 2021 43,944,582 (1,015,332)
CME E-mini S&P 500 Index 1,797 June 2021 352,612,244 22,457,596
CME E-mini S&P Mid-Cap 400 Index 1 June 2021 275,741 (3,711)
CME Ultra Long Term U.S. Treasury Bond 11 June 2021 2,062,911 (17,943)
ICE mini MSCI EAFE Index 812 June 2021 89,042,091 2,604,289
Ultra 10-Yr. U.S. Treasury Note 3 June 2021 438,432 (1,791)
Total Futures Long Contracts $ 556,980,719 $ 23,789,881
CBOT 10-Yr. U.S. Treasury Note (99) June 2021 ( $ 13,288,885) $ 217,791
CME E-mini Russell 2000 Index (1,545) June 2021 (177,650,608) 2,949,733
CME E-mini S&P Mid-Cap 400 Index (672) June 2021 (177,694,665) (5,109,495)
ICE US mini MSCI Emerging Markets Index (108) June 2021 (7,080,499) (137,141)
Ultra 10-Yr. U.S. Treasury Note (113) June 2021 (16,593,597) 146,800
Total Futures Short Contracts ( $ 392,308,254) ($1,932,312)
Total Futures Contracts $ 164,672,465 $21,857,569

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderate Allocation Fund's options contracts held as of April 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on U.S. Treasury Long Bond
Futures CCM 76.00 $ 149.00 August 2021 11,829,875 $ 83,125 ( $ 302)
Total Options Purchased Contracts $83,125 ($302)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (10.50) $ 100.83 May 2021 (10,604,180) ( $ 32,812) $ 29,122
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (10.50) 100.50 June 2021 (10,581,738) (84,700) (27,278)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($117,512) $1,843
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderate Allocation Fund's swaps contracts held as of April 30, 2021. Investments totaling $199,997 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 36, 5 Year, at 5.00%, Quarterly Sell 6/20/2026 ( $ 1,820,000) $ – $ 4,931 $ 4,931
Total Credit Default Swaps $– $4,931 $4,931
1 As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2021, for Moderate Allocation Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 28,011,618
Total Equity Contracts 28,011,618
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 364,591
Options Written Net Assets - Distributable earnings/(accumulated loss) 29,121
Total Interest Rate Contracts 393,712
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 4,931
Total Credit Contracts 4,931
Total Asset Derivatives $28,410,261
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,250,347
Total Equity Contracts 5,250,347
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,268,293
Options Written Net Assets - Distributable earnings/(accumulated loss) 27,278
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 302
Total Interest Rate Contracts 1,295,873
Total Liability Derivatives $6,546,220
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2021, for
Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 352,563
Options Purchased Net realized gains/(losses) on Investments 615,267
Futures Net realized gains/(losses) on Futures contracts (883,066)
Total Interest Rate Contracts 84,764
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (72,514,323)
Total Equity Contracts (72,514,323)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 479
Total Credit Contracts 479
Total ($72,429,080)

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

e
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2021, for Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 43,603,845
Total Equity Contracts 43,603,845
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (51,487)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (58,085)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (464,461)
Total Interest Rate Contracts (574,033)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 4,931
Total Credit Contracts 4,931
Total $43,034,743
The following table presents Moderate Allocation Fund's average volume of derivative activity during the period ended April 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $453,611,471
Futures - Short (360,744,827)
Interest Rate Contracts
Futures - Long 108,105,365
Futures - Short (32,223,295)
Options Purchased 35,205,362
Options Written (17,981,508)
Credit Contracts
Credit Default Swaps - Sell
Protection 3,953

Moderate Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $70,119 $6,240 $– $76,536 7,770 2.2%
Core Emerging Markets Equity 17,499 1,864 – 23,244 1,860 0.7
Core International Equity 34,901 457 31,000 11,055 1,053 0.3
Core Low Volatility Equity 107,389 2,419 40,000 84,883 6,260 2.5
Global Stock, Class S 54,826 2,074 – 71,545 2,347 2.1
High Yield, Class S 39,482 972 – 42,127 9,002 1.2
Income, Class S 133,515 5,485 – 135,110 13,929 4.0
International Allocation, Class S 121,167 2,255 – 154,306 13,395 4.5
Large Cap Growth, Class S* 235,799 17,143 – 294,309 15,482 8.6
Large Cap Value, Class S 183,806 13,862 – 262,071 9,523 7.7
Limited Maturity Bond, Class S 68,880 539 – 69,745 5,483 2.1
Mid Cap Stock, Class S 119,195 4,571 – 169,055 4,392 5.0
Small Cap Stock, Class S 29,595 598 – 45,207 1,306 1.3
Total Affiliated Registered Investment
Companies 1,216,173 1,439,193 42.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 280,128 425,613 255,384 450,358 45,036 13.2
Total Affiliated Short-Term Investments 280,128 450,358 13.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   16,699 230,410 234,285 12,824 12,824 0.4
Total Collateral Held for Securities Loaned 16,699 12,824 0.4
Total Value $1,513,000 $1,902,375
*   Non-income producing security.
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $177 $– $1,595
Core Emerging Markets Equity – 3,881 – 163
Core International Equity 648 6,049 – 457
Core Low Volatility Equity Fund 2,186 12,889 317 2,101
Global Stock, Class S – 14,645 1,442 631
High Yield, Class S – 1,673 – 971
Income, Class S – (3,890) 3,582 1,904
International Allocation, Class S – 30,884 – 2,255
Large Cap Growth, Class S* – 41,367 17,144 –
Large Cap Value, Class S – 64,403 10,512 3,351
Limited Maturity Bond, Class S – 326 – 538
Mid Cap Stock, Class S – 45,289 4,191 380
Small Cap Stock, Class S – 15,014 363 235
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% (39) 40 – 362
Total Income/Non Income Cash from Affiliated Investments $14,943
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 39
Total Affiliated Income from Securities Loaned, Net $39
Total $2,795 $232,747 $37,552
*   Non-income producing security.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.7% )
a
Value
Basic Materials (0.1%)
Chemours Company, Term Loan
$ 172,144
1.870%,  (LIBOR 1M +
1.750%), 4/3/2025
b
$ 168,128
Hexion, Inc., Term Loan
148,489
3.710%,  (LIBOR 3M +
3.500%), 7/1/2026
b
148,180
INEOS US Petrochem, LLC, Term
Loan
240,000
3.250%,  (LIBOR 3M +
2.750%), 1/29/2026
b
238,800
Innophos Holdings, Inc., Term
Loan
148,500
3.613%,  (LIBOR 1M +
3.500%), 2/7/2027
b
147,943
Momentive Performance Materials
USA, LLC, Term Loan
147,375
3.370%,  (LIBOR 1M +
3.250%), 5/15/2024
b
145,595
Nouryon USA, LLC, Term Loan
366,027
2.865%,  (LIBOR 1M +
2.750%), 10/1/2025
b
361,452
Pixelle Specialty Solutions, LLC,
Term Loan
255,940
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
255,832
PQ Corporation, Term Loan
127,501
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
127,406
PQ Group Holdings, Inc., Term
Loan
60,000
0.000%,  (LIBOR 1M +
3.500%), 4/30/2028
b,c,d
59,888
Venator Finance SARL, Term Loan
179,535
3.113%,  (LIBOR 1M +
3.000%), 8/8/2024
b
176,468
Total 1,829,692
Capital Goods (0.1%)
Flex Acquisition Company, Inc.,
Term Loan
311,313
3.452%,  (LIBOR 3M +
3.250%), 6/29/2025
b
306,294
140,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
138,405
Gemini HDPE, LLC, Term Loan
217,134
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
216,524
GFL Environmental, Inc., Term
Loan
219,450
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
219,411
Graham Packaging Company,
Inc., Term Loan
225,000
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
224,285
Mauser Packaging Solutions
Holding Company, Term Loan
221,547
3.443%,  (LIBOR 3M +
3.250%), 4/3/2024
b
213,793
MI Windows and Doors, Inc., Term
Loan
199,500
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
199,749
Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.1%) - continued
Navistar, Inc., Term Loan
$ 111,262
3.610%,  (LIBOR 1M +
3.500%), 11/6/2024
b
$ 111,124
Pactiv Evergreen Group Holdings,
Inc., Term Loan
49,152
2.863%,  (LIBOR 1M +
2.750%), 2/5/2023
b
49,022
199,500
3.363%,  (LIBOR 1M +
3.250%), 2/5/2026
b
197,605
TransDigm, Inc., Term Loan
513,500
2.363%,  (LIBOR 1M +
2.250%), 12/9/2025
b
506,850
TricorBraun Holdings, Inc.,
Delayed Draw
51,416
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b,c,d
50,894
TricorBraun Holdings, Inc., Term
Loan
228,585
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
226,267
Vertiv Group Corporation, Term
Loan
758,100
2.861%,  (LIBOR 1M +
2.750%), 3/2/2027
b
753,498
Total 3,413,721
Communications Services (0.1%)
Altice France SA, Term Loan
168,000
2.936%,  (LIBOR 3M +
2.750%), 7/31/2025
b
164,359
Cablevision Lightpath, LLC, Term
Loan
218,900
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
217,915
CCI Buyer, Inc., Term Loan
60,000
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
60,088
CommScope, Inc., Term Loan
276,991
3.363%,  (LIBOR 1M +
3.250%), 4/4/2026
b
274,742
E.W. Scripps Company, Term Loan
204,488
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
204,009
Eagle Broadband Investments,
LLC, Term Loan
369,075
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
368,429
Entercom Media Corporation, Term
Loan
198,163
2.611%,  (LIBOR 1M +
2.500%), 11/17/2024
b
195,091
HCP Acquisition, LLC, Term Loan
298,246
3.750%,  (LIBOR 1M +
2.750%), 5/16/2024
b
297,751
iHeartCommunications, Inc., Term
Loan
168,296
3.113%,  (LIBOR 1M +
3.000%), 5/1/2026
b
166,088
Intermediate Dutch Holdings, Term
Loan
200,000
4.111%,  (LIBOR 3M +
4.000%), 3/5/2028
b
199,542

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.1%) - continued
Lumen Technologies, Inc., Term
Loan
$ 252,965
2.363%,  (LIBOR 1M +
2.250%), 3/15/2027
b
$ 249,867
Meredith Corporation, Term Loan
194,023
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
196,851
NEP Group, Inc., Term Loan
200,387
3.363%,  (LIBOR 1M +
3.250%), 10/20/2025
b
194,175
30,000
7.113%,  (LIBOR 1M +
7.000%), 10/19/2026
b
27,386
Nexstar Broadcasting, Inc., Term
Loan
327,810
2.615%,  (LIBOR 1M +
2.500%), 9/19/2026
b
326,131
Nielsen Finance, LLC, Term Loan
93,904
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
94,014
Peraton Corporation, Delayed
Draw
180,000
0.000%,  (LIBOR 1M +
3.750%), 2/1/2028
b,c,d
179,775
Peraton Corporation, Term Loan
110,000
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
109,863
Radiate Holdco, LLC, Term Loan
523,687
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
523,907
Terrier Media Buyer, Inc., Term
Loan
294,263
3.613%,  (LIBOR 1M +
3.500%), 12/17/2026
b
291,779
TNS, Inc., Term Loan
322,883
4.120%,  (LIBOR 1M +
4.000%), 8/14/2022
b
322,615
WideOpenWest Finance, LLC,
Term Loan
271,934
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
271,200
Xplornet Communications, Inc.,
Term Loan
228,374
4.863%,  (LIBOR 1M +
4.750%), 6/10/2027
b
228,489
Total 5,164,066
Consumer Cyclical (0.1%)
Caesars Resort Collection, LLC,
Term Loan
293,525
4.613%,  (LIBOR 1M +
4.500%), 7/20/2025
b
294,197
Carnival Corporation, Term Loan
149,248
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
153,539
Cengage Learning, Inc., Term
Loan
140,627
5.250%,  (LIBOR 2M +
4.250%), 6/7/2023
b
139,902
CP Atlas Buyer, Inc., Term Loan
190,000
4.250%,  (LIBOR 2M +
3.750%), 11/23/2027
b
189,466
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Golden Entertainment, Inc., Term
Loan
$ 441,175
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
$ 437,129
Golden Nugget, LLC, Term Loan
215,410
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
212,601
Harbor Freight Tools USA, Inc.,
Term Loan
283,575
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
283,249
LCPR Loan Financing, LLC, Term
Loan
195,000
3.865%,  (LIBOR 1M +
3.750%), 10/15/2028
b
195,244
Michaels Companies, Inc., Term
Loan
355,000
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
353,300
Penn National Gaming, Inc., Term
Loan
144,477
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
143,665
Scientific Games International,
Inc., Term Loan
776,220
2.863%,  (LIBOR 1M +
2.750%), 8/14/2024
b
764,429
Staples, Inc., Term Loan
86,242
4.705%,  (LIBOR 3M +
4.500%), 9/12/2024
b
84,840
130,074
5.205%,  (LIBOR 3M +
5.000%), 4/12/2026
b
127,050
Stars Group Holdings BV, Term
Loan
83,803
3.703%,  (LIBOR 3M +
3.500%), 7/10/2025
b
83,966
Tenneco, Inc., Term Loan
218,880
3.113%,  (LIBOR 1M +
3.000%), 10/1/2025
b
213,408
Truck Hero, Inc., Term Loan
55,000
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
54,856
Wyndham Hotels & Resorts, Inc.,
Term Loan
136,500
1.863%,  (LIBOR 1M +
1.750%), 5/30/2025
b
135,135
Total 3,865,976
Consumer Non-Cyclical (0.1%)
Adient US, LLC, Term Loan
95,000
3.610%,  (LIBOR 3M +
3.500%), 4/8/2028
b
94,858
Bausch Health Americas, Inc.,
Term Loan
431,193
3.113%,  (LIBOR 1M +
3.000%), 6/1/2025
b
430,356
Bellring Brands, LLC, Term Loan
207,112
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
208,406
Chobani, LLC, Term Loan
114,425
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
114,368

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
City Brewing Company, LLC, Term
Loan
$ 145,000
4.250%,  (LIBOR 3M +
3.500%), 4/1/2028
b,e
$ 145,181
CNT Holdings I Corporation, Term
Loan
150,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
149,649
50,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
50,500
Dole Food Company, Inc., Term
Loan
286,867
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
286,509
Endo Luxembourg Finance
Company I Sarl, Term Loan
345,000
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
335,513
Gainwell Acquistion Corporation,
Term Loan
400,000
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
400,000
Global Medical Response, Inc.,
Term Loan
96,750
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
96,664
648,375
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
649,023
Lonza Specialty Ingredients, Term
Loan
320,000
0.000%,  (LIBOR 1M +
4.000%), 4/30/2028
b,c,d
318,400
MPH Acquisition Holdings, LLC,
Term Loan
535,579
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
532,569
Ortho-Clinical Diagnostics SA,
Term Loan
343,950
3.361%,  (LIBOR 1M +
3.250%), 6/30/2025
b
343,348
Petco Health & Wellness
Company, Inc., Term Loan
245,000
4.000%,  (LIBOR 2M +
3.250%), 3/4/2028
b
243,434
PetSmart, Inc., Term Loan
355,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
355,710
Precision Medicine Group, LLC,
Delayed Draw
29,423
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
29,252
Precision Medicine Group, LLC,
Term Loan
225,013
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
223,701
Sotera Health Holdings, LLC, Term
Loan
143,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
142,106
Total 5,149,547
Principal
Amount Bank Loans (0.7%)
a
Value
Energy (<0.1%)
Calpine Corporation, Term Loan
$ 284,287
2.620%,  (LIBOR 1M +
2.500%), 12/16/2027
b
$ 282,383
Energizer Holdings, Inc., Term
Loan
134,663
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
133,922
Lealand Finance Company BV,
Term Loan
56,302
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
24,022
Total 440,327
Financials (0.1%)
Asurion, LLC, Term Loan
304,237
3.363%,  (LIBOR 1M +
3.250%), 12/23/2026
b
302,005
110,000
3.363%,  (LIBOR 1M +
3.250%), 8/3/2027
b
109,152
195,000
5.363%,  (LIBOR 1M +
5.250%), 2/3/2028
b
197,681
Digicel International Finance, Ltd.,
Term Loan
259,522
3.510%,  (LIBOR 3M +
3.250%), 5/27/2024
b,c,d
250,224
MoneyGram International, Inc.,
Term Loan
171,357
7.000%,  (LIBOR 1M +
6.000%), 6/30/2023
b
171,357
Northriver Midstream Finance, LP,
Term Loan
260,985
3.452%,  (LIBOR 3M +
3.250%), 10/1/2025
b
256,634
Tronox Finance, LLC, Term Loan
180,000
2.657%,  (LIBOR 2M +
2.500%), 3/11/2028
b
178,232
Total 1,465,285
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
250,400
3.685%,  (LIBOR 2M +
3.500%), 8/21/2026
b
242,332
Crown Subsea Communications
Holding, Inc., Term Loan
335,000
0.000%,  (LIBOR 1M +
5.000%), 4/20/2027
b,c,d
334,303
Gogo Intermediate Holdings, LLC,
Term Loan
290,000
0.000%,  (LIBOR 1M +
4.750%), 4/30/2028
b,c,d
288,066
Lummus Technology Holdings V,
LLC, Term Loan
535,000
3.613%,  (LIBOR 1M +
3.500%), 6/30/2027
b
531,100
Prime Security Services Borrower,
LLC, Term Loan
665,000
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
663,710
Rackspace Technology Global,
Inc., Term Loan
430,000
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
426,285

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Technology (0.1%) - continued
Redstone Holdco 2 LP, Delayed
Draw
$ 46,441
0.000%,  (LIBOR 1M +
4.750%), 4/16/2028
b,c,d
$ 45,957
34,309
0.000%,  (LIBOR 1M +
7.750%), 4/16/2029
b,c,d
33,665
Redstone Holdco 2 LP, Term Loan
118,660
0.000%,  (LIBOR 1M +
4.750%), 4/16/2028
b,c,d
117,424
59,831
0.000%,  (LIBOR 3M +
7.750%), 4/16/2029
b,c,d
58,709
SS&C Technologies, Inc., Term
Loan
32,746
1.863%,  (LIBOR 1M +
1.750%), 4/16/2025
b
32,340
26,862
1.863%,  (LIBOR 1M +
1.750%), 4/16/2025
b
26,529
Verscend Holding Corporation,
Term Loan
100,000
4.113%,  (LIBOR 1M +
4.000%), 8/27/2025
b
99,906
Zayo Group Holdings, Inc., Term
Loan
453,671
3.113%,  (LIBOR 1M +
3.000%), 3/9/2027
b
448,830
Total 3,349,156
Transportation (<0.1%)
American Airlines, Inc., Term Loan
510,000
5.500%,  (LIBOR 3M +
4.750%), 3/24/2028
b,c,d
524,025
Genesee & Wyoming, Inc., Term
Loan
292,050
2.203%,  (LIBOR 3M +
2.000%), 12/30/2026
b
290,823
Mileage Plus Holdings, LLC, Term
Loan
165,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
175,961
SkyMiles IP, Ltd., Term Loan
195,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
204,678
United Airlines, Inc., Term Loan
175,000
0.000%,  (LIBOR 3M +
3.750%), 4/14/2028
b,c,d
176,937
Total 1,372,424
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
50,986
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
50,944
Core and Main, LP, Term Loan
305,766
3.750%,  (LIBOR 1M +
2.750%), 8/1/2024
b
304,518
Exgen Renewables IV, LLC, Term
Loan
294,262
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,c,d
294,189
Principal
Amount Bank Loans (0.7%)
a
Value
Utilities (<0.1%) - continued
PG&E Corporation, Term Loan
$ 394,008
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
$ 392,286
Total 1,041,937
Total Bank Loans
(cost $27,060,452) 27,092,131
Shares
Registered Investment
Companies ( 50.6% ) Value
Unaffiliated  (1.0%)
424,400 Invesco Senior Loan ETF 9,400,460
8,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
1,049,200
4,334 ProShares Ultra S&P 500
g
490,435
600 ProShares UltraPro QQQ 64,596
56,761 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 1,558,089
50,462 SPDR S&P 500 ETF Trust 21,057,793
14,679 SPDR S&P Oil & Gas Exploration
ETF
g
1,177,256
10,000 Vanguard Intermediate-Term
Corporate Bond ETF 938,200
10,000 Vanguard Short-Term Corporate
Bond ETF 827,300
Total 36,563,329
Affiliated  (49.6%)
4,667,254 Thrivent Core Emerging Markets
Debt Fund 45,972,452
2,853,163 Thrivent Core Emerging Markets
Equity Fund 35,664,534
7,024,586 Thrivent Core International Equity
Fund 73,758,153
9,068,951 Thrivent Core Low Volatility Equity
Fund 122,974,981
6,001,344 Thrivent Global Stock Fund, Class
S 182,920,966
5,145,234 Thrivent High Yield Fund, Class S 24,079,693
7,706,136 Thrivent Income Fund, Class S 74,749,521
24,984,253 Thrivent International Allocation
Fund, Class S 287,818,592
19,667,762 Thrivent Large Cap Growth Fund,
Class S
h
373,884,152
11,185,619 Thrivent Large Cap Value Fund,
Class S 307,828,230
3,054,813 Thrivent Limited Maturity Bond
Fund, Class S 38,857,220
6,741,127 Thrivent Mid Cap Stock Fund,
Class S 259,465,989
2,011,393 Thrivent Small Cap Stock Fund,
Class S 69,634,423
Total 1,897,608,906
Total Registered Investment
Companies (cost $1,262,104,223) 1,934,172,235
Shares Common Stock ( 26.2% ) Value
Communications Services (1.0%)
3,844 Activision Blizzard, Inc. 350,534
2,406 Alphabet, Inc., Class A
h
5,662,521
1,187 Alphabet, Inc., Class C
h
2,860,812

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.2%) Value
Communications Services (1.0%) - continued
20,504 AMC Networks, Inc.
h
$ 1,030,941
7,974 ANGI Homeservices, Inc.
h
127,664
55,204 AT&T, Inc. 1,733,958
21,720 Audacy, Inc.
h
105,125
1,252 Cardlytics, Inc.
h
172,187
7,484 Cars.com, Inc.
h
98,864
1,700 Charter Communications, Inc.
h
1,144,865
21,527 Comcast Corporation 1,208,741
2,908 Consolidated Communications
Holdings, Inc.
h
20,938
7,997 Discovery, Inc., Class A
g,h
301,167
28,110 DISH Network Corporation
h
1,259,047
2,005 E.W. Scripps Company 43,348
4,584 EchoStar Corporation
h
112,079
9,691 Facebook, Inc.
h
3,150,350
15,517 Gannett Company, Inc.
h
70,447
5,403 Gray Television, Inc. 109,789
2,566 Hemisphere Media Group, Inc.
h
31,356
15,621 Interpublic Group of Companies,
Inc. 495,967
10,989 Live Nation Entertainment, Inc.
h
899,779
21,860 Lumen Technologies, Inc. 280,464
25,431 Match Group, Inc.
h
3,957,826
2,298 Meredith Corporation
h
71,468
2,633 Omnicom Group, Inc. 216,591
103,660 QuinStreet, Inc.
h
2,101,188
6,467 RingCentral, Inc.
h
2,062,650
84 Roku, Inc.
h
28,809
1,123 Scholastic Corporation 34,061
6,202 Take-Two Interactive Software,
Inc.
h
1,087,707
11,389 Telephone & Data Systems, Inc. 261,719
6,726 Twitter, Inc.
h
371,410
11,056 Uber Technologies, Inc.
h
605,537
1,852 United States Cellular Corporation
h
63,209
18,212 Verizon Communications, Inc. 1,052,471
14,635 ViacomCBS, Inc. 600,328
10,016 Walt Disney Company
h
1,863,176
5,215 WideOpenWest, Inc.
h
73,375
379 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
e,h
5,401
9,334 Zillow Group, Inc.
h
1,244,689
Total 36,972,558
Consumer Discretionary (3.5%)
2,098 Aaron's Company, Inc. 64,807
4,818 Adient plc
h
223,266
2,705 Amazon.com, Inc.
h
9,379,371
20,149 American Axle & Manufacturing
Holdings, Inc.
h
186,983
7,603 American Eagle Outfitters, Inc. 262,836
30,668 Aptiv plc
h
4,412,819
21,780 At Home Group, Inc.
h
687,812
3,231 AutoNation, Inc.
h
331,113
493 AutoZone, Inc.
h
721,811
17,816 Bally's Corporation
h
1,032,615
3,875 Beazer Homes USA, Inc.
h
86,451
4,015 Bed Bath & Beyond, Inc.
h
101,660
1,636 Big 5 Sporting Goods Corporation
g
29,972
3,846 Big Lots, Inc. 265,143
5,377 BJ's Restaurants, Inc.
h
327,943
200 Booking Holdings, Inc.
h
493,216
2,419 Bright Horizons Family Solutions,
Inc.
h
350,344
2,417 Brinker International, Inc.
h
162,253
Shares Common Stock (26.2%) Value
Consumer Discretionary (3.5%) - continued
1,460 Brunswick Corporation $ 156,410
6,961 Burlington Stores, Inc.
h
2,271,583
33,899 Caesars Entertainment, Inc.
h
3,316,678
1,313 Camping World Holdings, Inc. 57,168
6,842 Carnival Corporation
h
191,302
811 Carvana Company
h
231,346
151 Cavco Industries, Inc.
h
31,624
34,727 Cedar Fair, LP
h
1,713,777
15,330 Chegg, Inc.
h
1,384,759
22,953 Chewy, Inc.
g,h
1,829,813
49,787 Chico's FAS, Inc.
h
149,361
5,367 Children's Place, Inc.
h
420,504
1,469 Chipotle Mexican Grill, Inc.
h
2,191,792
17,176 Choice Hotels International, Inc.
h
1,954,629
730 Churchill Downs, Inc. 154,395
113,657 Cooper-Standard Holdings, Inc.
h
3,300,599
2,274 Cracker Barrel Old Country Store,
Inc. 380,827
18,940 Crocs, Inc.
h
1,896,273
11,029 Culp, Inc. 156,060
4,034 D.R. Horton, Inc. 396,502
8,920 Dana, Inc. 225,676
3,841 Darden Restaurants, Inc. 563,552
1,599 Deckers Outdoor Corporation
h
540,782
1,221 Denny's Corporation
h
23,126
4,885 Designer Brands, Inc.
h
86,464
11,001 Dick's Sporting Goods, Inc. 908,463
3,956 Dillard's, Inc.
g
391,288
8,081 Domino's Pizza, Inc. 3,412,930
2,742 Dorman Products, Inc.
h
271,952
156,350 Duluth Holdings, Inc.
h
2,418,734
16,021 Emerald Holding, Inc.
h
89,878
2,350 Ethan Allen Interiors, Inc. 67,468
2,502 Etsy, Inc.
h
497,373
7,584 Expedia Group, Inc.
h
1,336,528
17,819 Farfetch, Ltd.
h
872,953
16,378 Five Below, Inc.
h
3,296,400
4,415 Foot Locker, Inc. 260,397
721 Fox Factory Holding Corporation
h
110,479
27,155 Gap, Inc. 898,830
2,069 Garmin, Ltd. 283,950
31,803 Gentex Corporation 1,118,830
4,291 Genuine Parts Company 536,246
5,377 G-III Apparel Group, Ltd.
h
174,699
6,790 Goodyear Tire & Rubber
Company
h
116,856
171 Graham Holdings Company 108,689
2,673 Grand Canyon Education, Inc.
h
289,459
3,709 Group 1 Automotive, Inc. 608,869
11,641 Guess ?, Inc. 314,773
21,359 Hanesbrands, Inc. 449,821
32,860 Harley-Davidson, Inc. 1,589,438
1,871 Helen of Troy, Ltd.
h
395,174
9,356 Home Depot, Inc. 3,028,257
11,121 IAA, Inc.
h
698,510
3,390 KB Home 163,500
2,284 Knoll, Inc. 54,588
38,880 Kohl's Corporation 2,280,701
14,469 L Brands, Inc.
h
953,507
9,286 Lear Corporation 1,707,138
46,260 Leggett & Platt, Inc. 2,297,734
3,345 Libbey, Inc.
h
5,519
8,507 Lithia Motors, Inc. 3,269,921
6,408 Lowe's Companies, Inc. 1,257,570
6,021 Lululemon Athletica, Inc.
h
2,018,661

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.2%) Value
Consumer Discretionary (3.5%) - continued
2,391 M.D.C. Holdings, Inc. $ 140,256
2,502 M/I Homes, Inc.
h
174,439
51,418 Macy's, Inc.
h
852,510
12,346 Magnite, Inc.
h
494,457
4,991 Marriott International, Inc.
h
741,263
1,091 Marriott Vacations Worldwide
Corporation
h
193,794
31,930 Mattel, Inc.
h
685,218
6,136 McDonald's Corporation 1,448,587
501 Mercadolibre, Inc.
h
787,061
3,320 Meritage Homes Corporation
h
353,215
31,974 Miller Industries, Inc. 1,375,521
1,649 Mohawk Industries, Inc.
h
338,869
2,896 Nautilus, Inc.
g,h
48,537
10,776 NIKE, Inc. 1,429,113
1,709 Noodles & Company
h
20,653
41,369 Nordstrom, Inc.
h
1,517,415
14,127 Norwegian Cruise Line Holdings,
Ltd.
g,h
438,643
1,142 NVR, Inc.
h
5,730,670
14,069 Ollie's Bargain Outlet Holdings,
Inc.
h
1,298,147
8,081 Overstock.com, Inc.
h
658,601
9,409 Papa John's International, Inc. 910,038
24,285 Park Hotels & Resorts, Inc.
h
541,798
9,683 Penn National Gaming, Inc.
h
862,949
3,286 Perdoceo Education Corporation
h
38,315
39,783 Planet Fitness, Inc.
h
3,341,374
9,096 Playa Hotels and Resorts NV
h
66,947
815 Pool Corporation 344,354
10,266 PulteGroup, Inc. 606,926
1,771 Purple Innovation, Inc.
h
60,356
688 PVH Corporation
h
77,868
94,879 Qurate Retail, Inc. 1,129,060
1,903 RH
h
1,309,302
6,953 Ross Stores, Inc. 910,426
2,415 Royal Caribbean Cruises, Ltd.
h
209,984
13,895 Ruth's Hospitality Group, Inc.
h
362,798
44,153 Skyline Corporation
h
1,961,718
11,846 Sleep Number Corporation
h
1,325,449
5,319 Sony Group Corporation ADR 532,751
6,787 Standard Motor Products, Inc. 290,687
1,533 Stitch Fix, Inc.
h
66,410
44,919 Stoneridge, Inc.
h
1,493,557
1,319 Strategic Education, Inc. 99,004
41,362 Taylor Morrison Home Corporation
h
1,290,908
20,549 Tenneco, Inc.
h
206,928
3,981 Tesla, Inc.
h
2,824,281
16,351 Texas Roadhouse, Inc.
h
1,749,884
1,782 Thor Industries, Inc. 252,313
17,242 Toll Brothers, Inc. 1,081,073
916 TopBuild Corporation
h
203,700
14,915 Tri Pointe Homes, Inc.
h
355,275
22,571 TripAdvisor, Inc.
h
1,063,771
19,021 Tupperware Brands Corporation
h
463,542
5,391 Ulta Beauty, Inc.
h
1,775,526
2,612 Urban Outfitters, Inc.
h
93,771
2,148 Vail Resorts, Inc.
h
698,444
759 Whirlpool Corporation 179,466
559 Williams-Sonoma, Inc. 95,449
17,069 Wingstop, Inc. 2,703,900
43 Winmark Corporation 8,281
22,560 Wyndham Hotels & Resorts, Inc. 1,649,362
Shares Common Stock (26.2%) Value
Consumer Discretionary (3.5%) - continued
34,214 Zumiez, Inc.
h
$ 1,470,176
Total 134,736,590
Consumer Staples (0.8%)
3,721 Altria Group, Inc. 177,678
488 Andersons, Inc. 14,015
2,920 BJ's Wholesale Club Holdings,
Inc.
h
130,436
170 Boston Beer Company, Inc.
h
206,803
79 Church & Dwight Company, Inc. 6,774
10,905 Colgate-Palmolive Company 880,034
5,148 Costco Wholesale Corporation 1,915,519
62,830 Coty, Inc.
h
628,928
8,335 Darling Ingredients, Inc.
h
578,866
112,461 e.l.f. Beauty, Inc.
h
3,401,945
3,065 Flowers Foods, Inc. 73,437
465 General Mills, Inc. 28,300
48,033 Hain Celestial Group, Inc.
h
1,969,833
1,846 Hershey Company 303,298
1,856 Ingredion, Inc. 173,369
10,493 John B. Sanfilippo & Son, Inc. 922,335
1,971 Kimberly-Clark Corporation 262,774
38,453 Lamb Weston Holdings, Inc. 3,095,467
963 Medifast, Inc. 218,688
14,286 Monster Beverage Corporation
h
1,386,456
11,696 NewAge, Inc.
g,h
25,614
1,094 PepsiCo, Inc. 157,711
3,333 Performance Food Group
Company
h
195,647
29,572 Philip Morris International, Inc. 2,809,340
134,622 Primo Water Corporation 2,253,572
8,534 Procter & Gamble Company 1,138,606
2,715 Seneca Foods Corporation
h
125,053
875 Tootsie Roll Industries, Inc. 27,624
98,689 Turning Point Brands, Inc. 4,817,997
1,131 United Natural Foods, Inc.
h
41,689
4,035 US Foods Holding Corporation
h
167,291
2,271 Utz Brands, Inc. 66,540
2,840 Vector Group, Ltd. 37,062
7,936 Wal-Mart Stores, Inc. 1,110,326
66 WD-40 Company 16,417
Total 29,365,444
Energy (0.5%)
18,828 Antero Midstream Corporation 162,674
72,884 Antero Resources Corporation
h
657,414
43,058 Archrock, Inc. 402,162
1,060 Bonanza Creek Energy, Inc.
h
35,075
13,594 BP plc ADR 342,025
351 Callon Petroleum Company
g,h
13,124
71,461 Centennial Resource
Development, Inc.
g,h
302,995
3,938 Chevron Corporation 405,890
24,892 Cimarex Energy Company 1,647,850
2,177 Clean Energy Fuels Corporation
h
23,947
12,726 CNX Resources Corporation
h
170,783
6,815 ConocoPhillips 348,519
3,082 CONSOL Energy, Inc.
h
27,060
11,220 Continental Resources, Inc.
h
305,633
11,444 Core Laboratories NV 322,492
139,485 Devon Energy Corporation 3,261,159
12,377 Diamondback Energy, Inc. 1,011,572
8,956 Dorian LPG, Ltd.
h
119,025
42,834 EnLink Midstream, LLC 198,321

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.2%) Value
Energy (0.5%) - continued
14,754 Enterprise Products Partners, LP $ 339,490
10,621 EOG Resources, Inc. 782,130
1,525 Evolution Petroleum Corporation 5,048
17,135 Exterran Corporation
h
56,203
6,965 Exxon Mobil Corporation 398,677
29,590 Gevo, Inc.
g,h
200,620
23,641 Halliburton Company 462,418
19,289 Helix Energy Solutions Group, Inc.
h
82,750
83,937 Helmerich & Payne, Inc. 2,151,305
10,982 HollyFrontier Corporation 384,370
71,719 Kinder Morgan, Inc. 1,222,809
5,726 Liberty Oilfield Services, Inc.
h
66,994
6,510 Magnolia Oil & Gas Corporation
h
73,303
50,621 Marathon Oil Corporation 569,992
4,930 Marathon Petroleum Corporation 274,354
23,237 McDermott International, Inc.
h
10,457
496 Nabors Industries, Ltd.
h
40,102
103,225 Nine Energy Service, Inc.
h
203,353
2,597 Northern Oil and Gas, Inc.
h
37,605
22,869 Occidental Petroleum Corporation 579,958
11,376 Oceaneering International, Inc.
h
122,292
41,111 Patterson-UTI Energy, Inc. 277,910
4,173 Pioneer Natural Resources
Company 641,933
8,704 Plains GP Holdings, LP 81,644
15,635 ProPetro Holding Corporation
h
150,565
1,699 Renewable Energy Group, Inc.
h
94,328
736 Ring Energy, Inc.
g,h
1,582
29,041 Talos Energy, Inc.
h
324,969
6,242 Targa Resources Corporation 216,535
87,234 Transocean, Ltd.
g,h
280,893
689 TravelCenters of America, Inc.
h
18,941
12,871 Valero Energy Corporation 951,939
Total 20,863,189
Financials (4.1%)
267 1st Source Corporation 12,706
4,715 AG Mortgage Investment Trust,
Inc. 18,624
54,654 Air Lease Corporation 2,552,888
2,062 Alleghany Corporation
h
1,400,036
43,250 Ally Financial, Inc. 2,225,212
25,210 American Equity Investment Life
Holding Company 781,006
2,719 American Express Company 416,959
15,001 American Financial Group, Inc. 1,843,023
293 American National Group, Inc. 33,211
1,527 Ameriprise Financial, Inc. 394,577
23,969 Ameris Bancorp 1,296,483
50,877 Annaly Capital Management, Inc. 461,963
24,485 Apollo Commercial Real Estate
Finance, Inc. 372,417
50,442 Arch Capital Group, Ltd.
h
2,003,052
2,966 Argo Group International Holdings,
Ltd. 154,766
16,831 Arthur J. Gallagher & Company 2,439,653
5,858 Artisan Partners Asset
Management, Inc. 298,289
44,492 Associated Banc-Corp 973,930
77,077 Assured Guaranty, Ltd. 3,919,366
4,814 Bancorp, Inc.
h
106,895
38,871 Bank of America Corporation 1,575,442
2,310 Bank of Marin Bancorp 81,820
36,306 Bank of N.T. Butterfield & Son, Ltd. 1,423,921
10,947 BankFinancial Corporation 114,068
Shares Common Stock (26.2%) Value
Financials (4.1%) - continued
16,815 Banner Corporation $ 955,765
5,442 Berkshire Hathaway, Inc.
h
1,496,278
31,750 Berkshire Hills Bancorp, Inc. 704,532
2,235 BlackRock, Inc. 1,831,135
4,813 Blackstone Mortgage Trust, Inc. 156,374
73 BM Technologies, Inc.
e,h
680
623 BOK Financial Corporation 54,787
81,097 Bridgewater Bancshares, Inc.
h
1,371,350
11,664 Brighthouse Financial, Inc.
h
545,759
19,097 BrightSphere Investment Group 429,873
13,957 Brookline Bancorp, Inc. 224,708
4,169 Brown & Brown, Inc. 221,707
3,813 Byline Bancorp, Inc. 86,555
6,409 Capital One Financial Corporation 955,454
15,174 Central Pacific Financial
Corporation 408,939
16,408 Charles Schwab Corporation 1,155,123
39,755 Chimera Investment Corporation 522,381
4,309 Chubb, Ltd. 739,381
10,465 Cincinnati Financial Corporation 1,179,196
23,138 Citigroup, Inc. 1,648,351
7,693 Citizens Financial Group, Inc. 356,032
5,564 CME Group, Inc. 1,123,872
8,362 CNO Financial Group, Inc. 213,482
55,940 Columbia Banking System, Inc. 2,435,068
11,837 Comerica, Inc. 889,669
1,700 Commerce Bancshares, Inc. 132,277
16,115 Community Trust Bancorp, Inc. 718,084
2,134 Cowen, Inc. 84,272
332 Cullen/Frost Bankers, Inc. 39,860
6,990 Customers Bancorp, Inc.
h
241,295
297 Diamond Hill Investment Group,
Inc. 50,787
793 Dime Community Bancshares, Inc. 26,264
3,941 Discover Financial Services 449,274
5,473 East West Bancorp, Inc. 416,769
6,287 Ellington Residential Mortgage
REIT 78,210
519 Employers Holdings, Inc. 21,009
1,898 Encore Capital Group, Inc.
h
74,667
11,028 Enova International, Inc.
h
377,599
332 Enstar Group, Ltd.
h
83,392
39,400 Enterprise Financial Services
Corporation 1,935,722
82,319 Equitable Holdings, Inc. 2,817,779
9,840 Essent Group, Ltd. 517,387
16,598 Evercore, Inc. 2,325,878
287,580 Everi Holdings, Inc.
h
5,084,414
33,388 F.N.B. Corporation 430,371
3,571 FactSet Research Systems, Inc. 1,200,642
1,094 Federal Agricultural Mortgage
Corporation 112,529
12,462 Financial Institutions, Inc. 397,912
1,133 First American Financial
Corporation 73,078
15,053 First Bancorp/Puerto Rico 189,216
24,072 First Busey Corporation 601,319
22,532 First Financial Bancorp 552,259
8,266 First Financial Corporation 365,688
10,615 First Horizon Corporation 194,148
792 First Mid-Illinois Bancshares, Inc. 34,484
24,582 First Midwest Bancorp, Inc. 515,484
1,613 First of Long Island Corporation 34,341
1,532 First Republic Bank 280,724
24,067 Flagstar Bancorp, Inc. 1,120,078

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.2%) Value
Financials (4.1%) - continued
1,058 Flushing Financial Corporation $ 24,620
62,952 Fulton Financial Corporation 1,073,332
20,660 Glacier Bancorp, Inc. 1,217,907
4,530 GoHealth, Inc.
h
54,043
26,040 Granite Point Mortgage Trust, Inc. 344,770
17,518 Great Southern Bancorp, Inc. 988,190
10,188 Great Western Bancorp, Inc. 336,713
16,473 Hamilton Lane, Inc. 1,489,983
47,745 Hancock Whitney Corporation 2,207,729
8,501 Hanmi Financial Corporation 172,570
12,783 Hanover Insurance Group, Inc. 1,768,017
61,076 Heartland Financial USA, Inc. 3,070,290
16,758 Heritage Commerce Corporation 202,269
2,269 Hilltop Holdings, Inc. 79,869
3,582 HomeStreet, Inc. 146,289
14,604 Hometrust Bancshares, Inc. 400,150
95,481 Hope Bancorp, Inc. 1,433,170
17,972 Horizon Bancorp, Inc. 329,606
17,656 Independent Bank Corporation 415,975
7,694 Invesco Mortgage Capital, Inc. 30,007
36,256 Invesco, Ltd. 978,912
15,053 J.P. Morgan Chase & Company 2,315,302
31,046 James River Group Holdings, Ltd. 1,462,577
12,174 Jefferies Financial Group, Inc. 395,777
83,918 KeyCorp 1,826,056
23,626 Kinsale Capital Group, Inc. 4,111,160
722 KKR Real Estate Finance Trust,
Inc. 15,234
10,407 Ladder Capital Corporation 123,739
6,672 Lakeland Bancorp, Inc. 120,963
17,920 Lincoln National Corporation 1,149,210
4,029 Loews Corporation 224,617
170 Markel Corporation
h
199,991
246 MarketAxess Holdings, Inc. 120,161
4,468 Marsh & McLennan Companies,
Inc. 606,308
3,867 Mercantile Bank Corporation 124,827
5,224 Meridian Bancorp, Inc. 115,503
12,882 MetLife, Inc. 819,682
70,635 MFA Financial, Inc. 310,794
5,449 Midland States Bancorp, Inc. 153,553
23,373 MidWestOne Financial Group, Inc. 737,652
1,949 Moody's Corporation 636,758
10,373 Morgan Stanley 856,291
14,187 Mr. Cooper Group, Inc.
h
489,168
4,189 MSCI, Inc. 2,034,890
30 Nasdaq, Inc. 4,846
351 National Western Life Group, Inc. 80,484
25,231 Navient Corporation 424,638
1,022 NBT Bancorp, Inc. 38,724
89,733 New York Community Bancorp,
Inc. 1,073,207
17,154 New York Mortgage Trust, Inc. 78,737
2,636 Newmark Group, Inc. 28,337
8,015 NMI Holdings, Inc.
h
207,108
6,173 Northern Trust Corporation 702,487
8,123 OFG Bancorp 192,434
21,804 Old National Bancorp 412,096
196 Old Republic International
Corporation 4,825
9,719 Old Second Bancorp, Inc. 128,388
2,903 OneMain Holdings, Inc. 165,094
500 Oppenheimer Holdings, Inc. 25,585
24,102 PacWest Bancorp 1,046,268
Shares Common Stock (26.2%) Value
Financials (4.1%) - continued
438 Peapack-Gladstone Financial
Corporation $ 14,016
3,300 Peoples Bancorp, Inc. 110,319
40,311 Popular, Inc. 2,981,402
18,749 Premier Financial Corporation 592,281
13,620 Primerica, Inc. 2,176,067
4,872 PROG Holdings, Inc. 248,180
5,350 Prosperity Bancshares, Inc. 392,476
12,796 QCR Holdings, Inc. 617,023
86,740 Radian Group, Inc. 2,137,274
7,806 Raymond James Financial, Inc. 1,020,869
35,162 Redwood Trust, Inc. 390,650
7,321 Regions Financial Corporation 159,598
8,040 Reinsurance Group of America,
Inc. 1,049,461
2,636 RenaissanceRe Holdings, Ltd. 444,983
458 RLI Corporation 51,049
3,424 S&P Global, Inc. 1,336,695
1,903 Safety Insurance Group, Inc. 156,103
75,661 Seacoast Banking Corporation of
Florida
h
2,750,277
19,900 SEI Investments Company 1,222,656
10,114 Selective Insurance Group, Inc. 770,080
7,040 Signature Bank 1,770,630
2,764 Southside Bancshares, Inc. 110,975
18,501 Starwood Property Trust, Inc. 477,696
1,350 Stifel Financial Corporation 93,406
39,988 Synovus Financial Corporation 1,873,838
5,753 T. Rowe Price Group, Inc. 1,030,938
4,059 Territorial Bancorp, Inc. 102,084
12,591 TMX Group, Ltd. 1,387,504
184 Tompkins Financial Corporation 14,380
2,084 Torchmark Corporation 213,589
3,005 Towne Bank 93,095
19,203 TPG RE Finance Trust, Inc. 239,269
7,664 TriCo Bancshares 354,690
26,513 Triumph Bancorp, Inc.
h
2,349,847
8,294 Truist Financial Corporation 491,917
25,405 TrustCo Bank Corporation 185,838
7,177 Trustmark Corporation 232,607
31,638 Two Harbors Investment
Corporation 246,776
96,410 Umpqua Holdings Corporation 1,797,082
10,433 United Bankshares, Inc. 409,704
866 Universal Insurance Holdings, Inc. 12,081
1,646 Univest Financial Corporation 45,973
52,779 Unum Group 1,491,534
22,046 Valley National Bancorp 303,573
5,302 Voya Financial, Inc. 359,582
583 Walker & Dunlop, Inc. 64,626
4,754 Washington Trust Bancorp, Inc. 242,692
24,743 Wells Fargo & Company 1,114,672
5,639 WesBanco, Inc. 204,639
465 Westamerica Bancorporation 29,481
101,914 Western Alliance Bancorp 10,708,104
30,491 Western Asset Mortgage Capital
Corporation 96,352
533 Westwood Holdings Group, Inc. 9,642
16,868 Wintrust Financial Corporation 1,300,523
45,370 Zions Bancorporations NA 2,531,646
1,099 Zurich Insurance Group AG 450,874
Total 157,575,170
Health Care (3.6%)
8,019 Abbott Laboratories 962,921

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.2%) Value
Health Care (3.6%) - continued
6,057 AbbVie, Inc. $ 675,355
89,878 ACADIA Pharmaceuticals, Inc.
h
1,847,892
1,117 Acceleron Pharma, Inc.
h
139,591
53,431 Adaptive Biotechnologies
Corporation
h
2,222,730
3,793 ADMA Biologics, Inc.
g,h
7,434
6,673 Adverum Biotechnologies, Inc.
h
26,025
1,979 Align Technology, Inc.
h
1,178,554
590 Allakos, Inc.
h
64,381
4,070 Altimmune, Inc.
h
58,893
4,947 Amedisys, Inc.
h
1,334,948
8,092 Amgen, Inc. 1,939,167
23,692 AMN Healthcare Services, Inc.
h
1,878,776
1,869 AnaptysBio, Inc.
h
43,641
1,793 Anthem, Inc. 680,246
212,160 Ardelyx, Inc.
h
1,550,890
7,573 Arena Pharmaceuticals, Inc.
h
519,735
8,429 Argenx SE ADR
h
2,416,679
6,787 Arrowhead Research Corporation
h
493,822
16,183 Ascendis Pharma AS ADR
h
2,346,049
4,511 Atara Biotherapeutics, Inc.
h
63,425
3,111 Athenex, Inc.
h
12,475
207 Atrion Corporation 132,190
36,523 Axonics Modulation Technologies,
Inc.
h
2,298,392
2,850 Becton, Dickinson and Company 709,108
4,611 Biogen, Inc.
h
1,232,659
45,804 Biohaven Pharmaceutical Holding
Company, Ltd.
h
3,439,880
93 BioLife Solutions, Inc.
h
3,246
497 Bio-Rad Laboratories, Inc.
h
313,175
11,515 Bio-Techne Corporation 4,922,547
2,094 BioXcel Therapeutics, Inc.
g,h
71,133
1,034 Bristol-Myers Squibb Company 64,542
1,727 Bruker Corporation 118,334
6,709 Catalent, Inc.
h
754,561
4,795 Centene Corporation
h
296,043
4,854 Cerner Corporation 364,293
4,707 Charles River Laboratories
International, Inc.
h
1,564,842
1,566 Chemed Corporation 746,371
2,583 Cigna Holding Company 643,193
660 Co-Diagnostics, Inc.
g,h
5,848
2,869 Cooper Companies, Inc. 1,178,843
8,474 CryoLife, Inc.
h
247,271
4,602 CVS Health Corporation 351,593
3,397 CytomX Therapeutics, Inc.
h
31,796
866 Danaher Corporation 219,912
7,597 Dexcom, Inc.
h
2,933,202
3,460 Editas Medicine, Inc.
g,h
128,055
16,166 Edwards Lifesciences Corporation
h
1,544,176
16,412 Endo International plc
h
94,041
136 Fate Therapeutics, Inc.
h
11,885
3,422 FibroGen, Inc.
h
76,379
1,609 Generation Bio Company
h
58,664
18,808 Gilead Sciences, Inc. 1,193,744
6,630 GlaxoSmithKline plc ADR
g
247,564
5,604 Global Blood Therapeutics, Inc.
h
228,531
39,869 GoodRx Holdings, Inc.
g,h
1,595,159
29,722 Guardant Health, Inc.
h
4,725,204
4,961 Haemonetics Corporation
h
333,677
31,684 Halozyme Therapeutics, Inc.
h
1,582,616
2,501 HCA Healthcare, Inc. 502,851
3,063 HealthEquity, Inc.
h
232,696
7,836 Hill-Rom Holdings, Inc. 863,684
Shares Common Stock (26.2%) Value
Health Care (3.6%) - continued
775 Humana, Inc. $ 345,061
56 ICU Medical, Inc.
h
11,663
3,055 Illumina, Inc.
h
1,200,126
34,557 Immunocore Holdings plc ADR
h
1,394,720
5,869 ImmunoGen, Inc.
h
47,304
19,935 InMode, Ltd.
h
1,720,989
13,776 Inspire Medical Systems, Inc.
h
3,262,432
9,620 Insulet Corporation
h
2,840,016
1,747 Integra LifeSciences Holdings
Corporation
h
129,418
516 Intuitive Surgical, Inc.
h
446,340
7,245 Invitae Corporation
g,h
252,850
10,589 Ionis Pharmaceuticals, Inc.
h
453,421
6,344 IQVIA Holding, Inc.
h
1,488,873
17,342 Johnson & Johnson 2,822,064
2,084 Kura Oncology, Inc.
h
56,122
894 Kymera Therapeutics, Inc.
h
40,722
1,581 Laboratory Corporation of America
Holdings
h
420,340
3,188 Lannett Company, Inc.
h
13,932
95,408 Lantheus Holdings, Inc.
h
2,261,170
38,844 LHC Group, Inc.
h
8,090,040
22,009 Medtronic plc 2,881,418
11,811 Merck & Company, Inc. 879,919
442 Mettler-Toledo International, Inc.
h
580,487
456 Mirati Therapeutics, Inc.
h
75,796
2,410 Moderna, Inc.
h
430,956
4,584 Molina Healthcare, Inc.
h
1,169,378
27,765 Natera, Inc.
h
3,054,705
8,261 National Healthcare Corporation 580,831
1,645 Nektar Therapeutics
h
32,258
2,262 Neogen Corporation
h
217,175
25,454 Nevro Corporation
h
4,398,706
2,558 NextGen Healthcare, Inc.
h
46,837
247 Novavax, Inc.
h
58,522
3,094 Novo Nordisk AS ADR 228,801
24,344 NuVasive, Inc.
h
1,739,379
4,017 Olink Holding AB ADR
h
141,398
2,175 Omnicell, Inc.
h
315,418
29,418 OPKO Health, Inc.
g,h
120,614
1,619 Orthifix Medical, Inc.
h
71,803
1,412 Owens & Minor, Inc. 50,959
25,171 Phreesia, Inc.
h
1,302,599
2,526 Precigen, Inc.
h
19,539
8,536 Premier, Inc. 301,748
35,042 Pulmonx Corporation
h
1,647,324
1,316 Quidel Corporation
h
137,904
3,964 Reata Pharmaceuticals, Inc.
h
401,950
10,586 Repligen Corporation
h
2,241,162
771 Replimune Group, Inc.
h
28,211
2,006 Sage Therapeutics, Inc.
h
157,993
4,015 Sarepta Therapeutics, Inc.
h
284,423
463 Seres Therapeutics, Inc.
h
9,635
41,963 Silk Road Medical, Inc.
h
2,565,618
7,184 Stryker Corporation 1,886,734
338 Surmodics, Inc.
h
18,080
43,888 Syneos Health, Inc.
h
3,723,897
830 Tabula Rasa HealthCare, Inc.
h
39,475
59,728 Tactile Systems Technology, Inc.
h
3,422,414
1,213 Teladoc Health, Inc.
h
209,061
7,524 Teleflex, Inc. 3,178,739
2,560 Tenet Healthcare Corporation
h
151,706
5,841 Thermo Fisher Scientific, Inc. 2,746,613
26,461 Travere Therapeutics, Inc.
h
654,116
1,354 U.S. Physical Therapy, Inc. 152,257

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.2%) Value
Health Care (3.6%) - continued
5,686 UnitedHealth Group, Inc. $ 2,267,577
8,289 Vaxart, Inc.
g,h
89,355
31,905 VBI Vaccines, Inc.
h
100,501
6,734 Veeva Systems, Inc.
h
1,902,018
40,322 Viatris, Inc.
h
536,283
107,360 Viemed Healthcare, Inc.
h
1,080,042
3,666 ViewRay, Inc.
h
17,633
2,247 Vocera Communications, Inc.
h
81,274
29,672 Vor BioPharma, Inc.
h
836,157
2,400 VYNE Therapeutics, Inc.
h
11,856
664 Waters Corporation
h
199,114
1,104 Zimmer Biomet Holdings, Inc. 195,585
17,752 Zoetis, Inc. 3,071,629
30,371 Zymeworks, Inc.
h
987,665
Total 137,556,379
Industrials (4.3%)
16,045 Advanced Drainage Systems, Inc. 1,791,585
7,505 AECOM
h
498,557
3,924 Allegion plc 527,307
90,494 Altra Industrial Motion Corporation 5,340,051
128 AMERCO 76,369
13,874 AMETEK, Inc. 1,872,019
1,710 Apogee Enterprises, Inc. 60,072
1,750 Armstrong World Industries, Inc. 181,388
57,285 ASGN, Inc.
h
6,025,236
18,833 AZZ, Inc. 991,369
70,566 Badger Daylighting, Ltd. 2,387,125
15,444 Bloom Energy Corporation
h
401,081
764 Boeing Company
h
179,013
12,053 Carlisle Companies, Inc. 2,309,957
26,237 CBIZ, Inc.
h
881,301
28,259 Chart Industries, Inc.
h
4,539,243
121 Copart, Inc.
h
15,066
3,150 CRA International, Inc. 252,819
34,686 Crane Company 3,262,565
12,430 CSW Industrials, Inc. 1,683,146
3,261 CSX Corporation 328,546
85 Cummins, Inc. 21,423
35,468 Curtiss-Wright Corporation 4,536,357
11,289 Delta Air Lines, Inc.
h
529,680
2,657 Douglas Dynamics, Inc. 118,848
872 Dycom Industries, Inc.
h
81,802
7,447 Eaton Corporation plc 1,064,400
10,511 EMCOR Group, Inc. 1,259,218
10,960 Emerson Electric Company 991,770
9,905 Encore Wire Corporation 739,705
1,914 Expeditors International of
Washington, Inc. 210,272
1,852 Exponent, Inc. 178,403
16,510 Forrester Research, Inc.
h
717,360
38,166 Forward Air Corporation 3,369,676
26,965 FuelCell Energy, Inc.
h
261,830
4,740 GATX Corporation 463,145
7,088 Generac Holdings, Inc.
h
2,296,158
8,774 General Dynamics Corporation 1,669,078
6,887 Gorman-Rupp Company 237,739
7,563 GrafTech International, Ltd. 96,201
2,377 Greenbrier Companies, Inc. 112,289
9,231 Heico Corporation 1,299,725
25,922 Helios Technologies, Inc. 1,873,642
10,981 Honeywell International, Inc. 2,449,202
136,012 Howmet Aerospace, Inc.
h
4,346,944
11,095 Hubbell, Inc. 2,130,351
2,023 ICF International, Inc. 184,214
Shares Common Stock (26.2%) Value
Industrials (4.3%) - continued
13,025 IDEX Corporation $ 2,920,205
7,168 Illinois Tool Works, Inc. 1,651,937
23 Insperity, Inc. 2,013
991 International Seaways, Inc. 17,521
343 JB Hunt Transport Services, Inc. 58,554
8,806 JetBlue Airways Corporation
h
179,290
720 John Bean Technologies
Corporation 104,674
12,927 Johnson Controls International plc 805,869
1,110 Kansas City Southern 324,353
762 Kimball International, Inc. 11,110
5,791 L3Harris Technologies, Inc. 1,211,651
11,599 Landstar System, Inc. 1,998,276
1,663 Lennox International, Inc. 557,670
49,100 Lincoln Electric Holdings, Inc. 6,287,255
3,350 Lockheed Martin Corporation 1,274,876
30,225 Manpower, Inc. 3,653,900
1,158 Masonite International
Corporation
h
146,244
38,815 Mercury Systems, Inc.
h
2,920,441
163,667 Meritor, Inc.
h
4,423,919
6,120 Mesa Air Group, Inc.
h
68,911
40,482 Middleby Corporation
h
7,340,197
11,576 MSC Industrial Direct Company,
Inc. 1,043,692
42,542 NAPCO Security Technologies,
Inc.
h
1,417,074
1,233 Nordson Corporation 260,669
1,348 Norfolk Southern Corporation 376,416
3,797 Northrop Grumman Corporation 1,345,809
24,219 Nutrien, Ltd. 1,336,647
11,631 Old Dominion Freight Line, Inc. 2,998,588
2,784 Otis Worldwide Corporation 216,790
3,097 Parker-Hannifin Corporation 971,870
42,728 Pitney Bowes, Inc. 319,178
2,291 Primoris Services Corporation 74,824
7,065 Quad/Graphics, Inc.
h
25,434
58,674 Ranpak Holdings Corporation
h
1,128,301
59,487 Raven Industries, Inc. 2,416,362
5,124 Raytheon Technologies
Corporation 426,522
8,593 RBC Bearings, Inc.
h
1,713,702
54,082 Regal-Beloit Corporation 7,811,063
46,157 Rush Enterprises, Inc. 2,278,310
2,817 Ryder System, Inc. 224,909
7,638 Saia, Inc.
h
1,791,111
15,036 Simpson Manufacturing Company,
Inc. 1,694,557
3,164 SkyWest, Inc.
h
157,124
6,706 Smith & Wesson Brands, Inc. 116,684
1,870 Snap-On, Inc. 444,312
29,459 Southwest Airlines Company
h
1,849,436
2,791 Spirit Airlines, Inc.
g,h
99,974
19,988 Standex International Corporation 1,895,262
2,342 Sterling Construction Company,
Inc.
h
48,831
96,180 Summit Materials, Inc.
h
2,769,022
37,309 Sun Country Airlines Holdings,
Inc.
h
1,518,476
542 Sunrun, Inc.
h
26,558
4,569 Technip Energies NV ADR
h
64,925
1,834 Teledyne Technologies, Inc.
h
821,174
1,602 Tetra Tech, Inc. 204,463
2,764 Thermon Group Holdings, Inc.
h
52,792
21,357 Timken Company 1,791,212

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.2%) Value
Industrials (4.3%) - continued
114 Toro Company $ 13,064
3,769 Trane Technologies plc 655,165
27,570 TransUnion 2,883,546
13,151 Trex Company, Inc.
h
1,420,176
22,015 TriMas Corporation
h
700,958
12,887 Tutor Perini Corporation 207,481
1,228 UniFirst Corporation 275,305
6,340 Union Pacific Corporation 1,408,051
3,139 United Parcel Service, Inc. 639,917
20,841 United Rentals, Inc.
h
6,668,078
6,830 Valmont Industries, Inc. 1,685,986
3,350 Verisk Analytics, Inc. 630,470
2,692 Waste Connections, Inc. 320,644
4,756 Watsco, Inc. 1,392,842
722 Watts Water Technologies, Inc. 89,925
5,779 Werner Enterprises, Inc. 267,163
24,837 WESCO International, Inc.
h
2,278,050
26,920 Willdan Group, Inc.
h
1,027,536
3,719 Woodward, Inc. 464,912
650 XPO Logistics, Inc.
h
90,428
2,698 Xylem, Inc. 298,534
Total 165,952,417
Information Technology (5.1%)
1,790 3D Systems Corporation
h
38,557
6,023 Accenture plc 1,746,489
1,798 Adobe, Inc.
h
913,995
211 ADTRAN, Inc. 3,606
11,758 Advanced Energy Industries, Inc. 1,297,025
34,925 Agilysys, Inc.
h
1,760,569
17,407 Alliance Data Systems Corporation 2,051,415
2,467 Ambarella, Inc.
h
240,508
36,577 Amphenol Corporation 2,463,095
1,282 Analog Devices, Inc. 196,351
80,688 Anaplan, Inc.
h
4,813,039
4,667 ANSYS, Inc.
h
1,706,535
87,671 Apple, Inc. 11,525,230
3,892 Aspen Technology, Inc.
h
509,229
1,709 Automatic Data Processing, Inc. 319,566
19,678 Avalara, Inc.
h
2,788,569
23,927 Axcelis Technologies, Inc.
h
993,688
37,448 Bandwidth, Inc.
h
4,950,626
5,379 Belden, Inc. 232,803
13,123 Benchmark Electronics, Inc. 393,952
75,822 BigCommerce Holdings, Inc.
h
4,544,771
14,399 Bill.com Holdings, Inc.
h
2,226,517
10,287 Blackline, Inc.
h
1,193,909
169 Broadcom, Ltd. 77,098
981 Broadridge Financial Solutions,
Inc. 155,616
471 CACI International, Inc.
h
120,039
57,368 Calix, Inc.
h
2,426,093
8,562 CDK Global, Inc. 458,838
3,489 CDW Corporation 622,193
43,338 Ciena Corporation
h
2,187,269
31,106 Cisco Systems, Inc. 1,583,606
14,565 Cognex Corporation 1,254,338
23,961 Computer Services, Inc. 1,461,621
519 Concentrix Corporation
h
80,642
5,427 Coupa Software, Inc.
h
1,460,080
4,743 Cree, Inc.
h
471,549
4,608 CTS Corporation 149,852
22,978 Descartes Systems Group, Inc.
h
1,471,971
9,552 Diebold Nixdorf, Inc.
h
143,376
695 Digimarc Corporation
g,h
23,442
Shares Common Stock (26.2%) Value
Information Technology (5.1%) - continued
9,218 DocuSign, Inc.
h
$ 2,055,061
53,744 Dolby Laboratories, Inc. 5,453,404
51 Domo, Inc.
h
3,279
42,010 Dropbox, Inc.
h
1,079,657
2,843 DSP Group, Inc.
h
39,489
1,728 Ebix, Inc. 52,030
25,168 Elastic NV
h
3,035,764
26,747 Endava plc ADR
h
2,421,673
8,396 Enphase Energy, Inc.
h
1,169,143
3,465 EPAM Systems, Inc.
h
1,586,104
5,050 ePlus, Inc.
h
506,818
18,181 Euronet Worldwide, Inc.
h
2,607,701
9,600 Eventbrite, Inc.
h
226,272
2,596 ExlService Holdings, Inc.
h
239,819
7,959 eXp World Holdings, Inc.
h
273,471
4,311 F5 Networks, Inc.
h
805,122
1,473 First Solar, Inc.
h
112,729
26,539 Five9, Inc.
h
4,988,536
5,383 FleetCor Technologies, Inc.
h
1,548,797
8,353 Global Payments, Inc. 1,792,804
17,898 Health Catalyst, Inc.
g,h
1,036,294
9,470 HP, Inc. 323,022
1,968 HubSpot, Inc.
h
1,036,054
3,527 Intuit, Inc. 1,453,688
9,814 Jack Henry & Associates, Inc. 1,598,014
3,506 KLA-Tencor Corporation 1,105,617
2,990 Lam Research Corporation 1,855,146
32,246 Lattice Semiconductor
Corporation
h
1,622,296
5,476 Littelfuse, Inc. 1,452,454
36,933 LivePerson, Inc.
h
2,018,388
27,153 LiveRamp Holding, Inc.
h
1,329,954
32,549 Lumentum Holdings, Inc.
h
2,768,292
3,504 Manhattan Associates, Inc.
h
480,889
3,921 Mastercard, Inc. 1,498,057
2,272 MAXIMUS, Inc. 208,206
789 MaxLinear, Inc.
h
28,396
128,100 Medallia, Inc.
h
3,777,669
5,993 Micron Technology, Inc.
h
515,818
48,425 Microsoft Corporation 12,211,817
88 MicroStrategy, Inc.
h
57,830
25,815 MKS Instruments, Inc. 4,623,725
17,246 Monolithic Power Systems, Inc. 6,232,359
4,194 Motorola Solutions, Inc. 789,730
38,150 National Instruments Corporation 1,579,792
346 NetApp, Inc. 25,843
6,206 Nice, Ltd. ADR
h
1,497,073
9,575 Nova Measuring Instruments, Ltd.
h
903,593
7,933 Novanta, Inc.
h
1,044,855
83,819 Nuance Communications, Inc.
h
4,456,656
2,330 NVIDIA Corporation 1,398,885
6,458 Okta, Inc.
h
1,741,723
17,481 Oracle Corporation 1,324,885
5,310 Palo Alto Networks, Inc.
h
1,876,501
4,896 Paychex, Inc. 477,311
3,683 Paycom Software, Inc.
h
1,415,782
3,518 Paylocity Holding Corporation
h
679,818
6,745 PayPal Holdings, Inc.
h
1,769,146
11,540 Plantronics, Inc.
h
461,485
5,018 Plug Power, Inc.
h
143,063
1,341 Progress Software Corporation 58,548
17,212 Q2 Holdings, Inc.
h
1,790,392
6,092 QAD, Inc. 430,643
6,594 Qorvo, Inc.
h
1,240,793
7,877 QUALCOMM, Inc. 1,093,328

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.2%) Value
Information Technology (5.1%) - continued
8,774 Rogers Corporation
h
$ 1,718,300
25,295 SailPoint Technologies Holdings,
Inc.
h
1,235,155
3,325 Salesforce.com, Inc.
h
765,814
448 Samsung Electronics Company,
Ltd. GDR 816,287
6,838 ScanSource, Inc.
h
206,713
9,488 Semtech Corporation
h
642,717
1,049 ServiceNow, Inc.
h
531,182
70,401 Sierra Wireless, Inc.
h
1,066,575
3,297 Silicon Laboratories, Inc.
h
464,712
8,898 SiTime Corporation
h
823,510
1,137 Solaredge Technology, Ltd.
h
299,645
26,864 Sprout Social, Inc.
h
1,780,815
5,113 Square, Inc.
h
1,251,765
39,051 STMicroelectronics NV ADR
g
1,456,212
1,769 SunPower Corporation
g,h
45,446
1,109 SYNNEX Corporation 134,411
2,604 TE Connectivity, Ltd. 350,160
17,379 Texas Instruments, Inc. 3,137,083
1,602 Trade Desk, Inc.
h
1,168,355
210,326 TTM Technologies, Inc.
h
3,154,890
763 Tyler Technologies, Inc.
h
324,168
3,802 Unisys Corporation
h
91,248
1,225 Vertex, Inc.
h
25,027
1,497 ViaSat, Inc.
g,h
77,530
6,076 Visa, Inc. 1,419,111
1,140 VMware, Inc.
g,h
183,346
6,735 Western Digital Corporation
h
475,693
39,610 Workiva, Inc.
h
3,723,340
10,650 Xerox Holdings Corporation 257,091
5,170 Zscaler, Inc.
h
970,099
Total 193,085,570
Materials (1.0%)
68 AdvanSix, Inc.
h
1,977
12,574 Allegheny Technologies, Inc.
h
292,471
7,600 AptarGroup, Inc. 1,146,156
12,400 Ashland Global Holdings, Inc. 1,069,004
3,430 Avery Dennison Corporation 734,603
12,437 Axalta Coating Systems, Ltd.
h
396,616
403 Balchem Corporation 51,258
17,307 Ball Corporation 1,620,627
1,401 Cabot Corporation 76,887
54,173 Carpenter Technology Corporation 2,051,531
2,008 Celanese Corporation 314,553
11,388 CF Industries Holdings, Inc. 553,798
12,838 Chemours Company 387,708
16,523 Cleveland-Cliffs, Inc.
g,h
295,101
36,014 Coeur Mining, Inc.
h
290,993
378 DMC Global, Inc.
h
20,412
2,549 Eagle Materials, Inc.
h
352,119
21,056 Eastman Chemical Company 2,429,652
5,034 Ecolab, Inc. 1,128,220
102,189 Element Solutions, Inc. 2,235,895
22,270 Ferroglobe Representation &
Warranty Insurance Trust
e,h
2
2,637 FMC Corporation 311,799
4,552 Ingevity Corporation
h
355,420
26,221 Innospec, Inc. 2,554,188
209,344 Ivanhoe Mines, Ltd.
h
1,476,640
13,746 Kaiser Aluminum Corporation 1,655,981
1,261 Koppers Holdings, Inc.
h
41,916
2,068 LyondellBasell Industries NV 214,534
9,302 Martin Marietta Materials, Inc. 3,284,722
Shares Common Stock (26.2%) Value
Materials (1.0%) - continued
5,297 Materion Corporation $ 375,081
6,748 Minerals Technologies, Inc. 527,289
18,255 Myers Industries, Inc. 411,833
9,445 Neenah, Inc. 502,191
149 NewMarket Corporation 51,642
6,662 Nucor Corporation 548,016
11,072 Olin Corporation 476,428
2,448 Olympic Steel, Inc. 71,114
162 PPG Industries, Inc. 27,741
13,306 Quaker Chemical Corporation 3,224,709
547 Reliance Steel & Aluminum
Company 87,690
2,459 RPM International, Inc. 233,212
10,898 Ryerson Holding Corporation
h
173,060
9,233 Sensient Technologies Corporation 759,322
33,986 Steel Dynamics, Inc. 1,842,721
12,940 SunCoke Energy, Inc. 87,345
27,485 UFP Technologies, Inc.
h
1,375,899
13,468 United States Lime & Minerals, Inc. 1,861,008
2,227 United States Steel Corporation 51,243
8,442 W. R. Grace & Company 580,219
Total 38,612,546
Real Estate (1.8%)
41,572 Agree Realty Corporation 2,925,006
2,713 Alector, Inc.
h
52,903
7,469 Alexandria Real Estate Equities,
Inc. 1,352,636
49,213 American Campus Communities,
Inc. 2,224,920
2,103 Apartment Income REIT
Corporation 94,950
2,783 Apartment Investment &
Management Company 19,314
7,119 Armada Hoffler Properties, Inc. 97,032
1,311 AvalonBay Communities, Inc. 251,712
513 Bluegreen Vacations Holding
Corporations
h
9,501
30,558 Camden Property Trust 3,681,628
26,862 CareTrust REIT, Inc. 649,523
29,037 CBRE Group, Inc.
h
2,473,952
5,402 Cedar Realty Trust, Inc. 85,622
2,038 Centerspace 143,455
17,493 Colliers International Group, Inc. 1,887,145
3,429 Colony Credit Real Estate, Inc. 29,798
4,154 Community Healthcare Trust, Inc. 211,522
4,774 Corepoint Lodging, Inc.
h
47,692
2,537 CoStar Group, Inc.
h
2,167,689
10,948 CubeSmart 463,538
104,339 Cushman and Wakefield plc
h
1,773,763
7,314 Digital Realty Trust, Inc. 1,128,623
6,179 Diversified Healthcare Trust 27,280
25,288 Douglas Emmett, Inc. 848,159
23,973 Duke Realty Corporation 1,115,224
7,677 EastGroup Properties, Inc. 1,218,033
12,936 EPR Properties
h
617,177
68,039 Essential Properties Realty Trust,
Inc. 1,781,941
1,159 Essex Property Trust, Inc. 336,713
5,431 Extra Space Storage, Inc. 807,535
6,502 Farmland Partners, Inc. 86,672
44,359 First Industrial Realty Trust, Inc. 2,207,747
11,342 FirstService Corporation 1,840,239
46,601 Four Corners Property Trust, Inc. 1,345,371
6,996 Getty Realty Corporation 220,934

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.2%) Value
Real Estate (1.8%) - continued
2,682 Gladstone Commercial
Corporation $ 56,429
14,912 Gladstone Land Corporation 313,003
3,218 Global Medical REIT, Inc. 46,210
21,461 Healthcare Realty Trust, Inc. 690,186
36,515 Healthcare Trust of America, Inc. 1,072,445
932 Highwoods Properties, Inc. 41,744
71,782 Host Hotels & Resorts, Inc.
h
1,303,561
70,407 Independence Realty Trust, Inc. 1,185,654
15,365 Industrial Logistics Properties Trust 381,052
6,068 Innovative Industrial Properties,
Inc. 1,111,233
2,141 Iron Mountain, Inc. 85,897
3,705 Jones Lang LaSalle, Inc.
h
696,206
33,899 Kilroy Realty Corporation 2,323,437
9,307 Lexington Realty Trust 113,918
7,011 Life Storage, Inc. 673,477
42,195 Medical Properties Trust, Inc. 930,400
56,396 MGIC Investment Corporation 859,475
1,397 National Health Investors, Inc. 102,554
24,083 National Retail Properties, Inc. 1,117,933
80,590 National Storage Affiliates Trust 3,662,010
73,012 New Residential Investment
Corporation 782,689
7,033 New Senior Investment Group, Inc. 46,558
17,173 NexPoint Residential Trust, Inc. 861,398
8,220 Omega Healthcare Investors, Inc. 312,360
4,817 One Liberty Properties, Inc. 119,799
9,274 Preferred Apartment Communities,
Inc. 94,595
5,573 Public Storage, Inc. 1,566,905
20,123 Rayonier, Inc. REIT 730,062
14,121 Realty Income Corporation 976,467
5,052 Redfin Corporation
h
357,581
61,629 Rexford Industrial Realty, Inc. 3,423,491
815 RMR Group, Inc. 32,258
30,409 Sabra Health Care REIT, Inc. 552,531
4,769 SBA Communications Corporation 1,429,365
98,986 Service Properties Trust 1,219,013
102 SL Green Realty Corporation 7,549
13,156 Spirit Realty Capital, Inc. 625,436
15,839 STAG Industrial, Inc. 578,282
16,300 Store Capital Corporation 583,377
135,549 Sunstone Hotel Investors, Inc.
h
1,783,825
23,995 UDR, Inc. 1,114,568
3,449 UMH Properties, Inc. 74,257
75 Universal Health Realty Income
Trust 5,021
2,610 WP Carey, Inc. 195,463
Total 68,464,623
Utilities (0.5%)
11,206 AES Corporation 311,751
1,139 ALLETE, Inc. 80,140
28,731 Alliant Energy Corporation 1,613,820
10,378 American Electric Power
Company, Inc. 920,632
2,242 American States Water Company 177,544
6,762 Artesian Resources Corporation 273,523
7,985 Black Hills Corporation 550,805
58,639 CenterPoint Energy, Inc. 1,436,069
640 Chesapeake Utilities Corporation 75,853
5,980 Consolidated Water Company,
Ltd. 70,385
2,213 DTE Energy Company 309,864
Shares Common Stock (26.2%) Value
Utilities (0.5%) - continued
4,839 Duke Energy Corporation $ 487,239
18,022 Entergy Corporation 1,969,624
4,842 Evergy, Inc. 309,743
6,890 Exelon Corporation 309,637
47,819 FirstEnergy Corporation 1,813,297
2,624 Hawaiian Electric Industries, Inc. 112,989
2,016 IDACORP, Inc. 206,600
4,177 MDU Resources Group, Inc. 139,762
1,646 National Fuel Gas Company 81,740
501 NiSource, Inc. 13,036
292 Northwest Natural Holding
Company 15,745
11,064 NorthWestern Corporation 752,684
24,384 OGE Energy Corporation 818,327
3,504 Otter Tail Corporation 165,494
1,164 Pinnacle West Capital Corporation 98,533
22,901 Portland General Electric
Company 1,164,745
884 PPL Corporation 25,751
3,899 Sempra Energy 536,385
715 South Jersey Industries, Inc. 17,696
1,659 Southwest Gas Holdings, Inc. 115,666
17,518 Spire, Inc. 1,319,806
13,602 UGI Corporation 594,543
2,422 Unitil Corporation 139,580
688 Vistra Energy Corporation 11,607
4,787 WEC Energy Group, Inc. 465,153
Total 17,505,768
Total Common Stock
(cost $696,078,112) 1,000,690,254
Principal
Amount Long-Term Fixed Income ( 14.7% ) Value
Asset-Backed Securities (0.8%)
522 Funding CLO, Ltd.
$ 525,000
1.788%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,i
524,043
Access Group, Inc.
64,395
0.606%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
63,806
Aimco CLO 10, Ltd.
550,000
1.504%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
550,163
Aimco CLO 11, Ltd.
800,000
1.564%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,i
801,039
Arch Street CLO, Ltd.
350,000
2.497%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,i
350,038
350,000
3.647%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,i
350,036
Ares CLO, Ltd.
700,000
1.590%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
700,262

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Asset-Backed Securities (0.8%) - continued
Ares XXXIIR CLO, Ltd.
$ 650,000
2.194%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,i
$ 650,046
Balboa Bay Loan Funding, Ltd.
400,000
1.938%,  (LIBOR 3M +
1.750%), 1/20/2032, Ser.
2020-1A, Class B
b,i
400,437
Buttermilk Park CLO, Ltd.
1,150,000
1.584%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
1,150,408
Carlyle Global Market Strategies
CLO, Ltd.
750,000
1.634%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
750,188
CarVal CLO II, Ltd.
525,000
1.688%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,i
524,698
300,000
2.188%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,i
299,261
CBAM, Ltd.
800,000
1.464%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
800,099
Cent CLO, LP
200,000
2.476%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
200,105
CIFC Funding, Ltd.
300,000
1.788%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,i
300,631
Colony American Finance Trust
810,716
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
856,049
Commonbond Student Loan Trust
76,332
0.606%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
75,815
CoreVest American Finance Trust
859,350
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
896,309
Dryden 36 Senior Loan Fund
450,000
2.234%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,i
450,168
Dryden Senior Loan Fund
650,000
1.590%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
650,258
Earnest Student Loan Program,
LLC
98,812
3.020%,  5/25/2034, Ser.
2016-B, Class A2
i
98,943
ECMC Group Student Loan Trust
460,947
1.256%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,i
465,654
Principal
Amount Long-Term Fixed Income (14.7%) Value
Asset-Backed Securities (0.8%) - continued
Flatiron CLO, Ltd.
$ 300,000
1.998%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,i
$ 300,417
Galaxy XIX CLO, Ltd.
400,000
2.026%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,i
400,048
Galaxy XX CLO, Ltd.
450,000
1.188%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
449,428
Golub Capital Partners, Ltd.
445,998
1.338%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,i
446,038
416,000
1.388%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
415,192
Harley Marine Financing, LLC
1,360,459
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
1,275,005
Home Partners of America Trust
928,093
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
946,981
906,622
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
938,099
Laurel Road Prime Student Loan
Trust
284,080
5.600%,  11/25/2043, Ser.
2018-D, Class A
b,i
294,440
Longfellow Place CLO, Ltd.
1,000,000
1.934%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,i
999,996
250,000
2.484%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,i
250,033
Madison Park Funding XIV, Ltd.
525,000
1.584%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
525,096
Madison Park Funding, Ltd.
500,000
2.288%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,i
500,211
Magnetite XII, Ltd.
450,000
1.284%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
450,094
Mercury Financial Credit Card
Master Trust
450,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
i
451,191
Mountain View CLO, Ltd.
300,000
1.304%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
299,483
MRA Issuance Trust
1,075,000
1.456%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
b,i
1,075,306

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Asset-Backed Securities (0.8%) - continued
National Collegiate Trust
$ 241,464
0.401%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
$ 237,136
Neuberger Berman CLO, Ltd.
250,000
1.214%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
249,872
Octagon Investment Partners 32,
Ltd.
650,000
2.234%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,i
650,065
Octagon Investment Partners XVI,
Ltd.
100,000
1.590%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
100,035
OZLM IX, Ltd.
325,000
1.738%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,i
325,247
OZLM VIII, Ltd.
932,660
1.360%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
932,889
Palmer Square CLO, Ltd.
400,000
2.241%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,i
398,943
Palmer Square Loan Funding, Ltd.
400,000
1.838%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
400,214
Pretium Mortgage Credit Partners,
LLC
484,985
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
i,j
489,249
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
i
299,666
Shackleton 2015-VII-R CLO, Ltd.
700,000
1.304%,  (LIBOR 3M +
1.150%), 7/15/2031, Ser.
2015-7RA, Class AR
b,d,i
700,074
Shackleton CLO, Ltd.
300,000
1.354%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,i
300,000
SLM Student Loan Trust
178,521
0.506%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
175,512
Sound Point CLO XIV, Ltd.
650,000
2.223%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,i
647,828
Sound Point CLO XV, Ltd.
650,000
2.251%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,i
650,073
Principal
Amount Long-Term Fixed Income (14.7%) Value
Asset-Backed Securities (0.8%) - continued
Sound Point CLO XXI, Ltd.
$ 375,000
1.626%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,i
$ 375,117
THL Credit Wind River CLO, Ltd.
225,000
1.618%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,i
225,763
Upstart Securitization Trust
337,699
1.702%,  11/20/2030, Ser.
2020-3, Class A
i
340,214
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
i,j
249,894
Voya CLO, Ltd.
349,454
1.384%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
349,348
Whitebox CLO II, Ltd.
350,000
2.426%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,i
350,566
Total 30,373,219
Basic Materials (0.2%)
Air Products and Chemicals, Inc.
450,000 2.700%,  5/15/2040 438,860
Alcoa Nederland Holding BV
160,000 5.500%,  12/15/2027
i
173,200
Anglo American Capital plc
320,000 4.875%,  5/14/2025
i
361,040
BWAY Holding Company
150,000 5.500%,  4/15/2024
i
150,562
Chemours Company
90,000 5.750%,  11/15/2028
i
95,609
Cleveland-Cliffs, Inc.
110,000 5.875%,  6/1/2027 115,362
70,000 4.625%,  3/1/2029
i
71,312
70,000 4.875%,  3/1/2031
i
71,225
Consolidated Energy Finance SA
125,000 6.875%,  6/15/2025
i
125,469
DowDuPont, Inc.
200,000 4.493%,  11/15/2025 227,194
First Quantum Minerals, Ltd.
235,000 7.500%,  4/1/2025
i
243,959
Freeport-McMoRan, Inc.
150,000 4.125%,  3/1/2028 158,140
165,000 4.250%,  3/1/2030 177,375
Glencore Funding, LLC
24,000 4.125%,  5/30/2023
i
25,565
222,000 4.000%,  3/27/2027
i
245,345
Hecla Mining Company
50,000 7.250%,  2/15/2028 54,688
Hudbay Minerals, Inc.
130,000 4.500%,  4/1/2026
i
131,950
Ingevity Corporation
190,000 3.875%,  11/1/2028
i
189,255
International Paper Company
230,000 4.350%,  8/15/2048 270,939

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Basic Materials (0.2%) - continued
Kinross Gold Corporation
$ 6,000 5.125%,  9/1/2021 $ 6,021
168,000 5.950%,  3/15/2024 187,942
265,000 4.500%,  7/15/2027 301,435
Kraton Polymers, LLC
165,000 4.250%,  12/15/2025
i
167,475
Mercer International, Inc.
120,000 5.125%,  2/1/2029
i
124,050
Norbord, Inc.
120,000 5.750%,  7/15/2027
i
130,764
Novelis Corporation
120,000 5.875%,  9/30/2026
i
125,183
70,000 4.750%,  1/30/2030
i
72,800
OCI NV
179,000 4.625%,  10/15/2025
i
186,608
Olin Corporation
220,000 5.125%,  9/15/2027 229,685
SCIH Salt Holdings, Inc.
85,000 4.875%,  5/1/2028
i
84,788
Sherwin-Williams Company
207,000 3.125%,  6/1/2024 221,746
Steel Dynamics, Inc.
184,000 1.650%,  10/15/2027 181,606
Teck Resources, Ltd.
350,000 6.125%,  10/1/2035 435,387
United States Steel Corporation
200,000 6.875%,  3/1/2029 208,750
Vale Overseas, Ltd.
130,000 6.250%,  8/10/2026 155,350
77,000 6.875%,  11/21/2036 104,625
Venator Finance SARL
130,000 5.750%,  7/15/2025
i
128,375
WestRock Company
215,000 3.750%,  3/15/2025 235,294
Xstrata Finance Canada, Ltd.
9,000 4.950%,  11/15/2021
i
9,213
Total 6,624,146
Capital Goods (0.3%)
AECOM
295,000 5.125%,  3/15/2027 328,188
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
i
159,000
Ardagh Packaging Finance plc
280,000 5.250%,  8/15/2027
i
286,184
BAE Systems plc
475,000 1.900%,  2/15/2031
i
449,022
Boeing Company
440,000 5.930%,  5/1/2060 574,200
250,000 5.040%,  5/1/2027 287,242
175,000 5.150%,  5/1/2030 203,536
400,000 5.705%,  5/1/2040 496,050
Bombardier, Inc.
130,000 7.500%,  3/15/2025
i
129,756
130,000 7.875%,  4/15/2027
i
129,675
Brand Industrial Services, Inc.
60,000 8.500%,  7/15/2025
i
61,200
BWAY Holding Company
130,000 7.250%,  4/15/2025
i
126,425
Principal
Amount Long-Term Fixed Income (14.7%) Value
Capital Goods (0.3%) - continued
Carrier Global Corporation
$ 276,000 3.577%,  4/5/2050 $ 277,571
425,000 2.700%,  2/15/2031 429,565
Cintas Corporation No. 2
9,000 2.900%,  4/1/2022 9,195
135,000 3.700%,  4/1/2027 150,889
CNH Industrial NV
125,000 3.850%,  11/15/2027 138,577
Cornerstone Building Brands, Inc.
170,000 6.125%,  1/15/2029
i
181,276
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 125,400
45,000 5.000%,  9/1/2030 46,181
CP Atlas Buyer, Inc.
110,000 7.000%,  12/1/2028
i
114,082
Crown Americas Capital
Corporation IV
110,000 4.500%,  1/15/2023 116,174
Crown Cork & Seal Company, Inc.
110,000 7.375%,  12/15/2026 133,650
Emerson Electric Company
450,000 1.800%,  10/15/2027 457,290
GFL Environmental, Inc.
40,000 4.000%,  8/1/2028
i
38,278
125,000 3.500%,  9/1/2028
i
120,344
H&E Equipment Services, Inc.
140,000 3.875%,  12/15/2028
i
136,675
Howmet Aerospace, Inc.
160,000 6.875%,  5/1/2025 185,600
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 219,197
Jeld-Wen, Inc.
140,000 6.250%,  5/15/2025
i
149,625
30,000 4.625%,  12/15/2025
i
30,600
L3Harris Technologies, Inc.
333,000 3.950%,  5/28/2024 361,820
Lockheed Martin Corporation
168,000 4.500%,  5/15/2036 205,036
46,000 6.150%,  9/1/2036 64,825
Meritor, Inc.
90,000 4.500%,  12/15/2028
i
91,125
NESCO Holdings II, Inc.
40,000 5.500%,  4/15/2029
i
41,200
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 354,211
Owens-Brockway Glass Container,
Inc.
120,000 5.875%,  8/15/2023
i
129,900
Raytheon Technologies
Corporation
276,000 4.125%,  11/16/2028 313,323
Republic Services, Inc.
130,000 2.900%,  7/1/2026 139,721
Roper Technologies, Inc.
70,000 3.650%,  9/15/2023 74,814
116,000 4.200%,  9/15/2028 132,472
225,000 1.750%,  2/15/2031 210,660
SRM Escrow Issuer, LLC
160,000 6.000%,  11/1/2028
i
169,574

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Capital Goods (0.3%) - continued
Standard Industries, Inc.
$ 240,000 4.375%,  7/15/2030
i
$ 240,600
Textron, Inc.
300,000 3.375%,  3/1/2028 320,974
Titan Acquisition, Ltd.
55,000 7.750%,  4/15/2026
i
57,131
TransDigm, Inc.
115,000 6.250%,  3/15/2026
i
121,756
320,000 5.500%,  11/15/2027 332,992
30,000 4.625%,  1/15/2029
i
29,565
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 190,575
110,000 4.000%,  7/15/2030 112,814
United Technologies Corporation
225,000 4.450%,  11/16/2038 264,826
400,000 3.750%,  11/1/2046 430,293
Waste Pro USA, Inc.
65,000 5.500%,  2/15/2026
i
66,300
WESCO Distribution, Inc.
150,000 7.250%,  6/15/2028
i
166,500
Total 10,913,654
Collateralized Mortgage Obligations (0.7%)
Banc of America Alternative Loan
Trust
19,432
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 19,324
Bellemeade Re, Ltd.
112,009
1.706%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
112,082
157,001
1.206%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
157,065
550,000
1.760%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,i
551,355
BRAVO Residential Funding Trust
263,033
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
270,257
Business Jet Securities, LLC
480,097
2.981%,  11/15/2035, Ser.
2020-1A, Class A
i
487,646
CHL Mortgage Pass-Through Trust
1,204,471
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 939,448
CIM Trust
597,648
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,i
632,501
Citicorp Mortgage Securities, Inc.
420,915
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 418,798
Citigroup Mortgage Loan Trust,
Inc.
4,402
2.603%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
4,275
Countrywide Alternative Loan Trust
69,561
2.746%,  10/25/2035, Ser.
2005-43, Class 4A1
b
67,741
114,800
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 59,950
Principal
Amount Long-Term Fixed Income (14.7%) Value
Collateralized Mortgage Obligations (0.7%) -
continued
$ 315,752
7.000%,  10/25/2037, Ser.
2007-24, Class A10 $ 166,001
Countrywide Home Loan
Mortgage Pass Through Trust
38,457
2.674%,  11/25/2035, Ser.
2005-22, Class 2A1
b
36,614
Countrywide Home Loans, Inc.
97,598
5.750%,  4/25/2037, Ser.
2007-3, Class A27 70,826
Credit Suisse First Boston
Mortgage Securities Corporation
15,704
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 15,847
Credit Suisse Mortgage Trust
170,002
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
i
169,792
601,367
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
637,710
1,456,279
3.460%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,i
1,473,166
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
35,766
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 31,463
Federal Home Loan Mortgage
Corporation - REMIC
6,313,194
2.000%,  11/25/2050, Ser.
5038, Class NI
k
799,426
171,984
4.000%,  7/15/2031, Ser.
4104, Class KI
k
8,615
179,573
3.000%,  2/15/2033, Ser.
4170, Class IG
k
18,206
541,973
3.000%,  3/15/2033, Ser.
4180, Class PI
k
61,194
Federal National Mortgage
Association
8,659,435
1.500%,  11/25/2035, Ser.
2020-99, Class IG
k
482,773
Federal National Mortgage
Association - REMIC
977,881
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
55,326
Foundation Finance Trust
550,000
1.270%,  5/15/2041, Ser.
2021-1A, Class A
i
547,899
FWD Securitization Trust
897,269
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
928,975
Galton Funding Mortgage Trust
2018-2
98,253
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
99,113
Genworth Mortgage Insurance
Corporation
650,000
2.160%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,i
652,772
GS Mortgage-Backed Securities
Trust
208,623
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
211,712

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Collateralized Mortgage Obligations (0.7%) -
continued
J.P. Morgan Alternative Loan Trust
$ 73,997
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 $ 59,450
LHOME Mortgage Trust
525,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,i
525,350
MASTR Alternative Loans Trust
185,464
0.556%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
26,591
Merrill Lynch Alternative Note
Asset Trust
92,663
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 57,167
MRA Issuance Trust
400,000
1.853%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
b,i
399,993
1,100,000
1.265%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
b,i
1,100,000
New York Mortgage Trust
551,564
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,i
554,006
Oaktown Re, Ltd.
600,000
1.660%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,i
603,129
Preston Ridge Partners Mortgage
Trust, LLC
456,425
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
460,089
398,550
2.857%,  9/25/2025, Ser.
2020-3, Class A1
i,j
400,763
538,869
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,i
539,014
Pretium Mortgage Credit Partners,
LLC
393,789
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
i,j
393,731
RCO Mortgage, LLC
826,086
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,j
827,657
Residential Accredit Loans, Inc.
Trust
192,011
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 189,581
26,072
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 26,044
Residential Funding Mortgage
Security I Trust
26,380
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 25,347
Sequoia Mortgage Trust
140,183
2.926%,  9/20/2046, Ser.
2007-1, Class 4A1
b
108,938
Silver Hill Trust
257,542
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
267,519
Principal
Amount Long-Term Fixed Income (14.7%) Value
Collateralized Mortgage Obligations (0.7%) -
continued
Starwood Mortgage Residential
Trust
$ 150,342
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
$ 152,725
Structured Adjustable Rate
Mortgage Loan Trust
33,698
3.212%,  9/25/2035, Ser.
2005-18, Class 1A1
b
27,253
Structured Asset Mortgage
Investments, Inc.
45,911
0.726%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
44,202
Toorak Mortgage Corporation
904,208
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
916,682
2,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 2,027,873
400,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
401,042
Vericrest Opportunity Loan
Transferee
459,141
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
i,j
456,877
279,287
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
i,j
279,143
450,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
i,j
447,911
325,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
i,j
324,278
477,413
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
i,j
477,091
325,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
i,j
324,786
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
i,j
299,730
317,523
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
i,j
317,541
250,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
i,j
250,210
350,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
i,j
349,887
Verus Securitization Trust
169,468
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
169,717
445,977
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
454,284
426,625
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
434,664
309,314
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,i
313,911
898,213
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,i
914,622
WaMu Mortgage Pass Through
Certificates
40,063
3.016%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
39,558
83,666
3.040%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
83,923
Total 26,260,151

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Commercial Mortgage-Backed Securities (0.1%)
BBCMS Mortgage Trust
$ 3,593,365
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,k
$ 486,536
BFLD Trust
550,000
1.265%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,i
553,416
200,000
1.815%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,i
201,502
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
314,314
3.000%,  3/15/2045, Ser.
4741, Class GA 324,585
GS Mortgage Securities Trust
696,078
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 742,039
800,000
3.470%,  11/10/2048, Ser.
2015-GS1, Class A2 849,906
Morgan Stanley Capital I Trust
3,743,296
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,k
516,354
Total 3,674,338
Communications Services (0.5%)
Altice France SA
135,000 5.125%,  7/15/2029
i
135,169
AMC Networks, Inc.
160,000 4.250%,  2/15/2029 158,000
American Tower Corporation
290,000 2.900%,  1/15/2030 299,462
450,000 2.100%,  6/15/2030 432,344
AT&T, Inc.
169,000 3.500%,  9/15/2053
i
155,457
450,000 2.300%,  6/1/2027 461,594
550,000 4.350%,  3/1/2029 624,272
180,000 5.250%,  3/1/2037 219,110
180,000 4.900%,  8/15/2037 213,260
125,000 5.550%,  8/15/2041 156,873
500,000 3.100%,  2/1/2043 462,539
British Telecommunications plc
200,000 4.500%,  12/4/2023 218,711
CCO Holdings, LLC
275,000 5.500%,  5/1/2026
i
283,800
190,000 5.125%,  5/1/2027
i
198,847
250,000 4.750%,  3/1/2030
i
260,937
60,000 4.500%,  8/15/2030
i
61,043
Cengage Learning, Inc.
180,000 9.500%,  6/15/2024
i
183,600
Charter Communications
Operating, LLC
77,000 6.834%,  10/23/2055 109,718
200,000 4.500%,  2/1/2024 218,607
250,000 4.200%,  3/15/2028 277,222
400,000 3.500%,  6/1/2041 384,783
640,000 6.484%,  10/23/2045 846,613
Clear Channel Worldwide
Holdings, Inc.
155,000 7.750%,  4/15/2028
i
159,582
Principal
Amount Long-Term Fixed Income (14.7%) Value
Communications Services (0.5%) - continued
Comcast Corporation
$ 225,000 4.049%,  11/1/2052 $ 257,781
245,000 3.950%,  10/15/2025 275,100
400,000 4.250%,  10/15/2030 464,185
180,000 4.400%,  8/15/2035 213,043
243,000 4.750%,  3/1/2044 301,566
150,000 4.600%,  8/15/2045 183,859
Consolidated Communications,
Inc.
80,000 5.000%,  10/1/2028
i
81,200
Cox Communications, Inc.
250,000 3.350%,  9/15/2026
i
270,579
Crown Castle International
Corporation
184,000 3.200%,  9/1/2024 197,160
CSC Holdings, LLC
190,000 5.500%,  5/15/2026
i
195,396
40,000 5.375%,  2/1/2028
i
42,096
90,000 4.125%,  12/1/2030
i
89,550
Cumulus Media New Holdings,
Inc.
120,000 6.750%,  7/1/2026
i
123,000
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 262,942
DISH DBS Corporation
110,000 7.375%,  7/1/2028 118,792
Embarq Corporation
95,000 7.995%,  6/1/2036 110,617
Entercom Media Corporation
110,000 6.500%,  5/1/2027
g,i
112,750
Fox Corporation
270,000 3.500%,  4/8/2030 289,768
Front Range BidCo, Inc.
160,000 4.000%,  3/1/2027
i
158,880
110,000 6.125%,  3/1/2028
i
113,163
Frontier Communications
Corporation
90,000 5.875%,  10/15/2027
i
95,625
GCI, LLC
120,000 4.750%,  10/15/2028
i
123,600
Hughes Satellite Systems
Corporation
70,000 6.625%,  8/1/2026 77,350
iHeartCommunications, Inc.
120,000 4.750%,  1/15/2028
i
123,600
LCPR Senior Secured Financing
DAC
110,000 6.750%,  10/15/2027
i
118,250
Level 3 Financing, Inc.
210,000 4.625%,  9/15/2027
i
216,562
240,000 4.250%,  7/1/2028
i
241,826
Ligado Networks, LLC
70,261
0.000%,PIK 15.500%,
11/1/2023
f,i
69,207
Meredith Corporation
170,000 6.500%,  7/1/2025
i
181,475
NBN Company, Ltd.
425,000 2.625%,  5/5/2031
d,i
428,668
Netflix, Inc.
320,000 4.875%,  4/15/2028 368,400

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Communications Services (0.5%) - continued
Nexstar Escrow Corporation
$ 170,000 5.625%,  7/15/2027
i
$ 179,562
Nielsen Finance, LLC
155,000 5.625%,  10/1/2028
i
165,269
Omnicom Group, Inc.
85,000 3.600%,  4/15/2026 93,973
135,000 4.200%,  6/1/2030 152,125
Radiate Holdco, LLC
70,000 6.500%,  9/15/2028
i
72,874
Scripps Escrow II, Inc.
65,000 5.375%,  1/15/2031
i
65,894
Scripps Escrow, Inc.
85,000 5.875%,  7/15/2027
i
89,439
SFR Group SA
310,000 7.375%,  5/1/2026
i
321,408
Sinclair Television Group, Inc.
180,000 5.500%,  3/1/2030
i
178,875
Sirius XM Radio, Inc.
100,000 5.000%,  8/1/2027
i
104,720
95,000 4.125%,  7/1/2030
i
95,000
Sprint Capital Corporation
120,000 6.875%,  11/15/2028 151,203
135,000 8.750%,  3/15/2032 200,137
Sprint Corporation
405,000 7.625%,  2/15/2025 480,937
Telefonica Emisiones SAU
375,000 4.570%,  4/27/2023 403,892
Terrier Media Buyer, Inc.
90,000 8.875%,  12/15/2027
i
97,763
Time Warner Entertainment
Company, LP
51,000 8.375%,  3/15/2023 58,211
T-Mobile USA, Inc.
475,000 3.750%,  4/15/2027
i
523,222
165,000 2.875%,  2/15/2031 161,081
400,000 4.375%,  4/15/2040
i
443,864
United States Cellular Corporation
110,000 6.700%,  12/15/2033 137,502
Uniti Group, LP
65,000 6.500%,  2/15/2029
i
64,612
Univision Communications, Inc.
230,000 6.625%,  6/1/2027
i
249,263
VeriSign, Inc.
110,000 4.750%,  7/15/2027 117,132
Verizon Communications, Inc.
276,000 3.700%,  3/22/2061 279,182
184,000 2.100%,  3/22/2028 185,670
842,000 4.272%,  1/15/2036 970,118
425,000 2.650%,  11/20/2040 393,747
Viacom, Inc.
126,000 5.850%,  9/1/2043 161,218
ViaSat, Inc.
180,000 5.625%,  9/15/2025
i
184,050
Vodafone Group plc
150,000 4.875%,  6/19/2049 182,020
VTR Finance NV
90,000 6.375%,  7/15/2028
i
97,200
Walt Disney Company
500,000 2.200%,  1/13/2028 513,166
475,000 2.650%,  1/13/2031 488,758
Principal
Amount Long-Term Fixed Income (14.7%) Value
Communications Services (0.5%) - continued
$ 300,000 3.500%,  5/13/2040 $ 320,591
Ziggo BV
158,000 5.500%,  1/15/2027
i
164,333
Total 20,975,544
Consumer Cyclical (0.5%)
1011778 B.C., ULC
200,000 4.375%,  1/15/2028
i
202,500
Allied Universal Holdco, LLC
140,000 6.625%,  7/15/2026
i
148,050
Allison Transmission, Inc
180,000 3.750%,  1/30/2031
i
173,700
Amazon.com, Inc.
230,000 3.875%,  8/22/2037 265,243
138,000 4.050%,  8/22/2047 163,122
American Axle & Manufacturing,
Inc.
200,000 6.500%,  4/1/2027
g
211,250
American Honda Finance
Corporation
450,000 2.150%,  9/10/2024 471,277
Boyne USA, Inc.
95,000 4.750%,  5/15/2029
i
97,612
Brookfield Residential Properties,
Inc.
270,000 6.250%,  9/15/2027
i
286,200
Caesars Entertainment, Inc.
40,000 8.125%,  7/1/2027
i
44,447
Carnival Corporation
120,000 11.500%,  4/1/2023
i
137,904
60,000 10.500%,  2/1/2026
i
70,719
40,000 7.625%,  3/1/2026
i
43,800
180,000 5.750%,  3/1/2027
i
189,788
Cedar Fair, LP
180,000 5.250%,  7/15/2029 185,096
Cinemark USA, Inc.
150,000 5.875%,  3/15/2026
i
155,438
Clarios Global, LP
65,000 8.500%,  5/15/2027
i
70,200
Colt Merger Sub, Inc.
280,000 6.250%,  7/1/2025
i
297,696
CVS Health Corporation
450,000 3.625%,  4/1/2027 497,577
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 317,461
Dana, Inc.
140,000 5.625%,  6/15/2028 150,850
Empire Communities Corporation
130,000 7.000%,  12/15/2025
i
139,100
Ford Motor Company
80,000 9.000%,  4/22/2025 97,700
40,000 9.625%,  4/22/2030 56,100
120,000 7.450%,  7/16/2031 154,350
Ford Motor Credit Company, LLC
450,000 4.063%,  11/1/2024 473,787
350,000 4.134%,  8/4/2025 368,813
Forestar Group, Inc.
85,000 3.850%,  5/15/2026
i
85,888
Gap, Inc.
80,000 8.625%,  5/15/2025
i
88,536

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Consumer Cyclical (0.5%) - continued
General Motors Company
$ 450,000 6.125%,  10/1/2025 $ 534,062
450,000 6.800%,  10/1/2027 565,785
General Motors Financial
Company, Inc.
151,000 3.150%,  6/30/2022 155,085
84,000 3.950%,  4/13/2024 90,861
Hanesbrands, Inc.
185,000 4.875%,  5/15/2026
i
198,095
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
i
116,325
Hilton Domestic Operating
Company, Inc.
330,000 4.875%,  1/15/2030 351,869
Home Depot, Inc.
215,000 5.400%,  9/15/2040 287,814
126,000 4.250%,  4/1/2046 150,802
730,000 3.900%,  6/15/2047 829,399
Hyundai Capital America
225,000 1.250%,  9/18/2023
i
226,949
300,000 1.800%,  1/10/2028
i
291,143
International Game Technology plc
150,000 5.250%,  1/15/2029
i
159,056
KB Home
150,000 4.800%,  11/15/2029 161,625
Kohl's Corporation
460,000 3.375%,  5/1/2031 469,638
225,000 5.550%,  7/17/2045 268,719
L Brands, Inc.
190,000 6.625%,  10/1/2030
i
218,967
40,000 6.875%,  11/1/2035 48,500
Landry's, Inc.
150,000 6.750%,  10/15/2024
i
151,875
Lennar Corporation
200,000 4.875%,  12/15/2023 218,744
375,000 4.750%,  5/30/2025 421,774
Levi Strauss & Company
100,000 3.500%,  3/1/2031
i
99,750
Live Nation Entertainment, Inc.
90,000 3.750%,  1/15/2028
i
89,672
Magic MergerCo, Inc.
115,000 5.250%,  5/1/2028
i
116,438
Marriott International, Inc.
230,000 5.750%,  5/1/2025 264,763
Mastercard, Inc.
320,000 3.950%,  2/26/2048 371,698
Mattamy Group Corporation
185,000 5.250%,  12/15/2027
i
193,788
McDonald's Corporation
450,000 2.125%,  3/1/2030 445,701
275,000 4.450%,  3/1/2047 323,218
MGM Resorts International
290,000 6.000%,  3/15/2023 310,300
20,000 5.750%,  6/15/2025 22,025
Owl Rock Capital Corporation
350,000 3.400%,  7/15/2026 362,952
PetSmart, Inc.
100,000 4.750%,  2/15/2028
i
103,125
90,000 7.750%,  2/15/2029
i
97,512
Principal
Amount Long-Term Fixed Income (14.7%) Value
Consumer Cyclical (0.5%) - continued
Prime Security Services Borrower,
LLC
$ 300,000 5.750%,  4/15/2026
i
$ 328,149
Real Hero Merger Sub 2, Inc.
90,000 6.250%,  2/1/2029
i
93,109
Realogy Group, LLC
150,000 5.750%,  1/15/2029
i
155,625
Rite Aid Corporation
65,000 7.500%,  7/1/2025
i
67,356
Royal Caribbean Cruises, Ltd.
170,000 9.125%,  6/15/2023
i
187,673
100,000 11.500%,  6/1/2025
i
115,844
70,000 5.500%,  4/1/2028
i
73,409
Scientific Games International, Inc.
180,000 5.000%,  10/15/2025
i
185,850
150,000 7.250%,  11/15/2029
i
164,988
SeaWorld Parks and
Entertainment, Inc.
90,000 9.500%,  8/1/2025
i
97,724
Six Flags Entertainment
Corporation
80,000 5.500%,  4/15/2027
g,i
82,600
Six Flags Theme Parks, Inc.
80,000 7.000%,  7/1/2025
i
86,430
Staples, Inc.
220,000 7.500%,  4/15/2026
i
227,700
Target Corporation
425,000 2.250%,  4/15/2025 447,396
Tenneco, Inc.
90,000 5.000%,  7/15/2026
g
87,176
TJX Companies, Inc.
200,000 3.750%,  4/15/2027 224,056
270,000 3.875%,  4/15/2030 303,905
Uber Technologies, Inc.
90,000 6.250%,  1/15/2028
i
97,777
ViacomCBS, Inc.
500,000 4.200%,  5/19/2032 557,553
Visa, Inc.
225,000 2.700%,  4/15/2040 223,366
Vista Outdoor, Inc.
150,000 4.500%,  3/15/2029
i
149,907
Volkswagen Group of America
Finance, LLC
250,000 4.250%,  11/13/2023
i
271,932
Walmart, Inc.
400,000 3.250%,  7/8/2029 443,517
Wyndham Destinations, Inc.
110,000 6.625%,  7/31/2026
i
126,088
Wyndham Hotels & Resorts, Inc.
70,000 4.375%,  8/15/2028
i
72,254
Yum! Brands, Inc.
160,000 4.750%,  1/15/2030
i
171,200
ZF North America Capital, Inc.
90,000 4.750%,  4/29/2025
i
97,081
Total 19,501,898
Consumer Non-Cyclical (0.6%)
Abbott Laboratories
79,000 3.750%,  11/30/2026 89,342
381,000 4.750%,  11/30/2036 476,945

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Consumer Non-Cyclical (0.6%) - continued
AbbVie, Inc.
$ 6,000 2.900%,  11/6/2022 $ 6,223
275,000 2.950%,  11/21/2026 294,509
100,000 4.500%,  5/14/2035 117,263
400,000 4.300%,  5/14/2036 458,438
140,000 4.850%,  6/15/2044 170,585
105,000 4.700%,  5/14/2045 124,996
500,000 4.875%,  11/14/2048 617,184
Albertson's Companies, Inc.
100,000 7.500%,  3/15/2026
i
110,000
225,000 3.500%,  3/15/2029
i
216,000
Altria Group, Inc.
368,000 5.800%,  2/14/2039 445,253
Amgen, Inc.
450,000 3.375%,  2/21/2050 446,871
125,000 3.125%,  5/1/2025 135,066
Anheuser-Busch Companies, LLC
185,000 3.650%,  2/1/2026 204,770
336,000 4.700%,  2/1/2036 397,744
Anheuser-Busch InBev Worldwide,
Inc.
550,000 4.750%,  4/15/2058 644,527
290,000 4.375%,  4/15/2038 330,067
30,000 4.600%,  4/15/2048 34,598
Anthem, Inc.
360,000 3.125%,  5/15/2050 346,334
230,000 4.625%,  5/15/2042 273,539
Aramark Services, Inc.
90,000 6.375%,  5/1/2025
i
95,737
AstraZeneca plc
320,000 1.375%,  8/6/2030 294,584
BAT Capital Corporation
734,000 4.540%,  8/15/2047 722,941
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
i
50,750
200,000 5.000%,  2/15/2029
i
200,308
Baxalta, Inc.
118,000 4.000%,  6/23/2025 130,834
Becton, Dickinson and Company
225,000 3.794%,  5/20/2050 239,263
196,000 3.734%,  12/15/2024 214,574
225,000 3.700%,  6/6/2027 250,029
Campbell Soup Company
135,000 2.375%,  4/24/2030 134,079
Cargill, Inc.
275,000 3.250%,  5/23/2029
i
296,083
Centene Corporation
60,000 4.250%,  12/15/2027 62,887
60,000 4.625%,  12/15/2029 64,950
270,000 3.000%,  10/15/2030 267,975
Central Garden & Pet Company
160,000 4.125%,  10/15/2030 165,035
Cigna Corporation
400,000 4.800%,  8/15/2038 483,052
Clorox Company
300,000 3.100%,  10/1/2027 325,688
Community Health Systems, Inc.
65,000 5.625%,  3/15/2027
i
68,900
90,000 6.000%,  1/15/2029
i
94,740
170,000 6.875%,  4/15/2029
i
177,650
Principal
Amount Long-Term Fixed Income (14.7%) Value
Consumer Non-Cyclical (0.6%) - continued
Conagra Brands, Inc.
$ 230,000 4.300%,  5/1/2024 $ 253,657
Constellation Brands, Inc.
210,000 3.600%,  2/15/2028 229,565
180,000 2.875%,  5/1/2030 186,110
CVS Health Corporation
6,000 2.750%,  12/1/2022 6,189
550,000 4.875%,  7/20/2035 655,582
DaVita, Inc.
220,000 4.625%,  6/1/2030
i
222,750
DENTSPLY SIRONA, Inc.
200,000 3.250%,  6/1/2030 210,414
Edgewell Personal Care Company
90,000 5.500%,  6/1/2028
i
95,625
Encompass Health Corporation
240,000 4.500%,  2/1/2028 248,700
Endo Finance, LLC
85,000 9.500%,  7/31/2027
i
90,100
Energizer Holdings, Inc.
145,000 4.750%,  6/15/2028
i
148,262
General Mills, Inc.
240,000 2.875%,  4/15/2030 249,016
H. J. Heinz Company
40,000 5.200%,  7/15/2045 47,325
HCA, Inc.
555,000 5.375%,  2/1/2025 618,509
400,000 5.500%,  6/15/2047 501,622
HLF Financing SARL, LLC
130,000 7.250%,  8/15/2026
i
135,850
Illumina, Inc.
150,000 9.000%,  7/1/2028
i
168,000
Imperial Brands Finance plc
475,000 3.875%,  7/26/2029
i
505,537
JBS Investments II GmbH
110,000 5.750%,  1/15/2028
i
116,897
JBS USA, LLC
170,000 5.500%,  1/15/2030
i
187,002
Keurig Dr. Pepper, Inc.
230,000 3.350%,  3/15/2051 229,587
375,000 3.200%,  5/1/2030 399,774
Kimberly-Clark Corporation
270,000 3.100%,  3/26/2030 293,271
230,000 3.900%,  5/4/2047 265,220
Kraft Foods Group, Inc.
210,000 5.000%,  6/4/2042 242,538
Kraft Heinz Foods Company
350,000 4.625%,  1/30/2029 394,366
220,000 3.750%,  4/1/2030 235,412
Mattel, Inc.
165,000 3.375%,  4/1/2026
i
170,811
Medtronic, Inc.
13,000 4.625%,  3/15/2045 16,505
Molina Healthcare, Inc.
160,000 4.375%,  6/15/2028
i
164,400
Mondelez International, Inc.
150,000 2.750%,  4/13/2030 154,900
MPH Acquisition Holdings, LLC
100,000 5.750%,  11/1/2028
g,i
98,609

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Consumer Non-Cyclical (0.6%) - continued
Mylan, Inc.
$ 380,000 4.550%,  4/15/2028 $ 431,139
Ortho-Clinical Diagnostics, Inc.
90,000 7.250%,  2/1/2028
i
98,730
Par Pharmaceutical, Inc.
200,000 7.500%,  4/1/2027
i
210,500
Pilgrim's Pride Corporation
80,000 5.875%,  9/30/2027
i
84,900
Quest Diagnostics, Inc.
500,000 2.800%,  6/30/2031 511,953
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 300,600
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
i
155,049
Royalty Pharma plc
300,000 3.550%,  9/2/2050
i
284,022
Scotts Miracle-Gro Company
220,000 4.500%,  10/15/2029 231,000
SEG Holding, LLC
180,000 5.625%,  10/15/2028
i
189,450
Simmons Foods, Inc.
155,000 4.625%,  3/1/2029
i
156,195
Smithfield Foods, Inc.
165,000 2.650%,  10/3/2021
i
166,265
Spectrum Brands, Inc.
70,000 5.000%,  10/1/2029
i
74,025
70,000 5.500%,  7/15/2030
i
75,512
Syneos Health, Inc.
140,000 3.625%,  1/15/2029
i
136,850
Sysco Corporation
525,000 6.600%,  4/1/2040 744,760
Teleflex, Inc.
230,000 4.625%,  11/15/2027 244,600
Tenet Healthcare Corporation
100,000 4.625%,  7/15/2024 101,510
80,000 5.125%,  5/1/2025 80,960
300,000 5.125%,  11/1/2027
i
314,640
65,000 6.125%,  10/1/2028
i
68,575
Teva Pharmaceutical Finance
Netherlands III BV
3,000 2.200%,  7/21/2021 2,996
110,000 2.800%,  7/21/2023 108,914
Thermo Fisher Scientific, Inc.
270,000 4.133%,  3/25/2025 300,553
Tyson Foods, Inc.
92,000 3.550%,  6/2/2027 101,609
United Natural Foods, Inc.
130,000 6.750%,  10/15/2028
i
140,075
UnitedHealth Group, Inc.
250,000 2.950%,  10/15/2027 272,018
755,000 4.625%,  7/15/2035 921,545
VRX Escrow Corporation
450,000 6.125%,  4/15/2025
i
459,464
Zoetis, Inc.
288,000 4.700%,  2/1/2043 353,515
Total 25,144,342
Principal
Amount Long-Term Fixed Income (14.7%) Value
Energy (0.5%)
Antero Midstream Partners, LP
$ 70,000 5.750%,  3/1/2027
i
$ 70,787
Antero Resources Corporation
135,000 5.000%,  3/1/2025
g
137,025
Apache Corporation
140,000 4.375%,  10/15/2028 142,796
110,000 5.100%,  9/1/2040 112,764
Archrock Partners, LP
120,000 6.250%,  4/1/2028
i
125,449
BP Capital Markets America, Inc.
425,000 2.939%,  6/4/2051 386,338
250,000 3.543%,  4/6/2027 274,467
Buckeye Partners, LP
40,000 4.125%,  3/1/2025
i
41,000
125,000 3.950%,  12/1/2026 125,000
Canadian Natural Resources, Ltd.
200,000 3.450%,  11/15/2021 201,714
140,000 2.050%,  7/15/2025 142,884
215,000 2.950%,  7/15/2030 217,392
Cenovus Energy, Inc.
60,000 5.375%,  7/15/2025 68,220
Centennial Resource Production,
LLC
130,000 6.875%,  4/1/2027
g,i
122,522
Cheniere Energy Partners, LP
315,000 5.625%,  10/1/2026 328,387
Chevron USA, Inc.
600,000 5.050%,  11/15/2044 762,404
Cimarex Energy Company
300,000 4.375%,  6/1/2024 326,884
CNX Resources Corporation
80,000 6.000%,  1/15/2029
i
85,384
Comstock Resources, Inc.
100,000 9.750%,  8/15/2026 108,750
ConocoPhillips
230,000 6.500%,  2/1/2039 330,077
Continental Resources, Inc.
21,000 4.500%,  4/15/2023 22,040
70,000 4.375%,  1/15/2028 76,125
90,000 5.750%,  1/15/2031
i
104,400
CrownRock Finance, Inc.
40,000 5.000%,  5/1/2029
i
40,950
Diamondback Energy, Inc.
300,000 3.500%,  12/1/2029 314,117
Enagas SA
195,000 5.500%,  1/15/2028
i
192,563
Encana Corporation
70,000 6.625%,  8/15/2037 88,363
Endeavor Energy Resources, LP
100,000 5.750%,  1/30/2028
i
106,750
Energean Israel Finance, Ltd.
125,000 4.500%,  3/30/2024
i
128,090
Energy Transfer Operating, LP
480,000 6.000%,  6/15/2048 553,903
Energy Transfer Partners, LP
90,000 4.900%,  3/15/2035 98,450
125,000 5.150%,  2/1/2043 129,352
EnLink Midstream Partners, LP
140,000 4.850%,  7/15/2026 141,400
80,000 5.600%,  4/1/2044 69,000

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Energy (0.5%) - continued
Enterprise Products Operating,
LLC
$ 48,000 5.100%,  2/15/2045 $ 57,481
EOG Resources, Inc.
375,000 4.375%,  4/15/2030 433,012
EQM Midstream Partners, LP
160,000 6.500%,  7/1/2027
i
176,677
35,000 6.500%,  7/15/2048 35,513
EQT Corporation
200,000 3.900%,  10/1/2027 208,518
Equinor ASA
265,000 3.000%,  4/6/2027 286,209
Exxon Mobil Corporation
400,000 3.452%,  4/15/2051 408,249
Genesis Energy, LP
70,000 6.500%,  10/1/2025 70,350
Halliburton Company
365,000 2.920%,  3/1/2030 366,168
Harvest Midstream, LP
160,000 7.500%,  9/1/2028
i
172,400
Hess Midstream Operations, LP
110,000 5.625%,  2/15/2026
i
114,125
Hilcorp Energy I, LP
130,000 5.750%,  2/1/2029
i
132,275
Kinder Morgan Energy Partners,
LP
225,000 6.500%,  9/1/2039 298,975
Magellan Midstream Partners, LP
120,000 5.000%,  3/1/2026 138,404
Marathon Oil Corporation
375,000 4.400%,  7/15/2027 418,328
Marathon Petroleum Corporation
276,000 4.750%,  12/15/2023 302,495
59,000 6.500%,  3/1/2041 78,306
MPLX, LP
250,000 4.875%,  12/1/2024 280,275
276,000 4.875%,  6/1/2025 311,196
Murphy Oil Corporation
90,000 5.875%,  12/1/2027 90,450
Nabors Industries, Ltd.
130,000 7.250%,  1/15/2026
i
114,400
National Fuel Gas Company
325,000 5.500%,  1/15/2026 376,705
Newfield Exploration Company
270,000 5.625%,  7/1/2024 301,165
210,000 5.375%,  1/1/2026 235,276
NGL Energy Operating, LLC
90,000 7.500%,  2/1/2026
i
94,275
NGL Energy Partners, LP
90,000 7.500%,  11/1/2023 87,750
NuStar Logistics, LP
130,000 5.750%,  10/1/2025 139,912
Occidental Petroleum Corporation
50,000 3.450%,  7/15/2024 50,000
270,000 2.900%,  8/15/2024 269,325
120,000 3.400%,  4/15/2026 118,673
35,000 8.500%,  7/15/2027 42,569
210,000 3.500%,  8/15/2029 200,550
90,000 6.450%,  9/15/2036 102,262
230,000 4.400%,  4/15/2046 202,400
Principal
Amount Long-Term Fixed Income (14.7%) Value
Energy (0.5%) - continued
ONEOK, Inc.
$ 360,000 2.200%,  9/15/2025 $ 370,107
Ovintiv, Inc.
40,000 7.375%,  11/1/2031 52,844
PBF Holding Company, LLC
125,000 9.250%,  5/15/2025
i
130,938
Pioneer Natural Resources
Company
85,000 4.450%,  1/15/2026 96,089
Plains All American Pipeline, LP
250,000 4.500%,  12/15/2026 276,894
275,000 3.550%,  12/15/2029 278,772
Range Resources Corporation
70,000 9.250%,  2/1/2026 76,866
70,000 8.250%,  1/15/2029
i
75,934
Sabine Pass Liquefaction, LLC
71,000 6.250%,  3/15/2022 73,437
166,000 5.625%,  4/15/2023 179,582
185,000 5.750%,  5/15/2024 208,847
Schlumberger Holdings
Corporation
155,000 4.000%,  12/21/2025
i
172,596
Southwestern Energy Company
140,000 7.500%,  4/1/2026
g
148,078
Suncor Energy, Inc.
95,000 3.600%,  12/1/2024 103,348
Sunoco Logistics Partners
Operations, LP
345,000 4.000%,  10/1/2027 371,235
Sunoco, LP
140,000 5.875%,  3/15/2028 148,050
Targa Resources Partners, LP
110,000 5.375%,  2/1/2027 114,199
50,000 5.000%,  1/15/2028 52,640
Teine Energy, Ltd.
125,000 6.875%,  4/15/2029
i
126,560
Transocean Guardian, Ltd.
126,875 5.875%,  1/15/2024
i
117,994
Transocean Proteus, Ltd.
54,000 6.250%,  12/1/2024
i
52,920
USA Compression Partners, LP
70,000 6.875%,  4/1/2026 73,408
Vine Energy Holdings, LLC
85,000 6.750%,  4/15/2029
i
85,037
W&T Offshore, Inc.
110,000 9.750%,  11/1/2023
i
97,075
Weatherford International, Ltd.
130,000 8.750%,  9/1/2024
i
136,175
110,000 11.000%,  12/1/2024
i
108,625
Western Gas Partners, LP
184,000 4.000%,  7/1/2022 188,370
Western Midstream Operating, LP
50,000 4.350%,  2/1/2025 52,858
140,000 3.950%,  6/1/2025 146,038
70,000 5.500%,  8/15/2048 71,400
Williams Companies, Inc.
250,000 7.500%,  1/15/2031 336,051
Williams Partners, LP
115,000 4.500%,  11/15/2023 125,166

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Energy (0.5%) - continued
WPX Energy, Inc.
$ 302,000 4.500%,  1/15/2030 $ 325,330
Total 17,863,878
Financials (1.1%)
ABN AMRO Bank NV
200,000 4.750%,  7/28/2025
i
224,312
ACE INA Holdings, Inc.
10,000 2.875%,  11/3/2022 10,351
125,000 4.350%,  11/3/2045 151,474
AerCap Ireland Capital DAC
84,000 4.625%,  7/1/2022 87,941
175,000 3.500%,  1/15/2025 185,369
350,000 3.875%,  1/23/2028 370,643
Aircastle, Ltd.
200,000 5.000%,  4/1/2023 214,215
320,000 2.850%,  1/26/2028
i
314,088
Ally Financial, Inc.
150,000 5.750%,  11/20/2025 171,886
American International Group, Inc.
126,000 4.125%,  2/15/2024 137,814
275,000 3.750%,  7/10/2025 302,471
255,000 3.900%,  4/1/2026 283,025
Ares Capital Corporation
275,000 3.875%,  1/15/2026 293,474
150,000 2.150%,  7/15/2026 147,992
Athene Global Funding
5,000 4.000%,  1/25/2022
i
5,129
Australia and New Zealand
Banking Group, Ltd.
250,000 2.950%,  7/22/2030
b,i
259,175
225,000 2.570%,  11/25/2035
b,i
213,957
Aviation Capital Group, LLC
290,000 2.875%,  1/20/2022
i
293,645
Avolon Holdings Funding, Ltd.
275,000 5.250%,  5/15/2024
i
300,663
25,000 4.250%,  4/15/2026
i
26,659
Banco Santander Mexico SA
275,000 5.375%,  4/17/2025
i
309,834
Banco Santander SA
400,000
1.308%,  (LIBOR 3M +
1.120%), 4/12/2023
b
405,714
Bank of America Corporation
9,000 3.550%,  3/5/2024
b
9,480
300,000 4.200%,  8/26/2024 330,721
265,000 4.000%,  1/22/2025 291,678
450,000 3.458%,  3/15/2025
b
482,437
285,000 3.824%,  1/20/2028
b
315,894
450,000 2.496%,  2/13/2031
b
451,303
270,000 2.592%,  4/29/2031
b
271,672
400,000 1.922%,  10/24/2031
b
379,478
375,000 4.244%,  4/24/2038
b
433,631
Barclays Bank plc
42,000 10.179%,  6/12/2021
i
42,431
Barclays plc
380,000 4.972%,  5/16/2029
b
440,435
400,000 3.564%,  9/23/2035
b
407,356
BPCE SA
350,000 3.500%,  10/23/2027
i
378,724
Principal
Amount Long-Term Fixed Income (14.7%) Value
Financials (1.1%) - continued
Burford Capital Global Finance,
LLC
$ 70,000 6.250%,  4/15/2028
i
$ 72,660
Camden Property Trust
525,000 3.150%,  7/1/2029 559,341
CANPACK SA
200,000 3.125%,  11/1/2025
i
203,125
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 306,347
Cascades USA, Inc.
110,000 5.125%,  1/15/2026
i
116,600
Chobani, LLC
180,000 4.625%,  11/15/2028
i
185,400
CIT Group, Inc.
90,000 5.250%,  3/7/2025 101,588
Citigroup, Inc.
435,000 4.400%,  6/10/2025 485,833
168,000 3.200%,  10/21/2026 182,195
426,000 3.668%,  7/24/2028
b
469,517
126,000 4.125%,  7/25/2028 141,124
250,000 3.520%,  10/27/2028
b
271,883
198,000 4.650%,  7/23/2048 245,631
CNA Financial Corporation
200,000 3.900%,  5/1/2029 222,622
Comerica, Inc.
70,000 3.700%,  7/31/2023 74,838
Commerzbank AG
230,000 8.125%,  9/19/2023
i
263,655
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
552,000 4.625%,  12/1/2023 605,484
Credit Acceptance Corporation
140,000 5.125%,  12/31/2024
i
144,375
Credit Agricole SA
375,000 3.250%,  1/14/2030
i
388,871
Credit Suisse Group AG
225,000 7.250%,  9/12/2025
b,i,l
249,030
550,000 2.193%,  6/5/2026
b,i
562,119
Danske Bank AS
400,000 3.244%,  12/20/2025
b,i
426,373
Deutsche Bank AG
275,000 3.547%,  9/18/2031
b
287,887
300,000 3.729%,  1/14/2032
b
297,289
Deutsche Bank AG of New York
100,000 3.950%,  2/27/2023 105,434
Discover Bank
325,000 2.450%,  9/12/2024 340,439
290,000 4.682%,  8/9/2028
b
308,850
Drawbridge Special Opportunities
Fund, LP
180,000 3.875%,  2/15/2026
i
185,383
Duke Realty, LP
300,000 2.875%,  11/15/2029 310,597
ERP Operating, LP
32,000 3.375%,  6/1/2025 34,731
ESH Hospitality, Inc.
140,000 5.250%,  5/1/2025
i
142,842
70,000 4.625%,  10/1/2027
i
74,200
Fidelity National Financial, Inc.
125,000 5.500%,  9/1/2022 132,983

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Financials (1.1%) - continued
First Horizon National Corporation
$ 550,000 4.000%,  5/26/2025 $ 606,493
Fortress Transportation
90,000 6.500%,  10/1/2025
i
93,600
Fortress Transportation and
Infrastructure Investors, LLC
20,000 5.500%,  5/1/2028
i
20,725
GE Capital Funding, LLC
375,000 4.400%,  5/15/2030
i
426,504
GE Capital International Funding
Company
480,000 4.418%,  11/15/2035 552,237
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
i
178,206
Goldman Sachs Group, Inc.
134,000 2.908%,  6/5/2023
b
137,512
525,000 3.625%,  2/20/2024 566,329
80,000 1.992%,  1/27/2032
b
75,986
552,000 2.615%,  4/22/2032
b
554,694
165,000 4.750%,  10/21/2045 206,580
HCP, Inc.
60,000 3.400%,  2/1/2025 64,829
Healthpeak Properties, Inc.
275,000 2.875%,  1/15/2031 284,905
HSBC Holdings plc
212,000 6.875%,  6/1/2021
b,l
211,936
525,000 3.803%,  3/11/2025
b
566,055
200,000 3.900%,  5/25/2026 221,601
450,000 4.950%,  3/31/2030 531,368
Icahn Enterprises, LP
185,000 6.375%,  12/15/2025 190,963
40,000 6.250%,  5/15/2026 42,164
ING Groep NV
350,000 4.100%,  10/2/2023 379,006
International Lease Finance
Corporation
112,000 5.875%,  8/15/2022 119,586
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
i
78,000
iStar, Inc.
130,000 4.250%,  8/1/2025 131,742
J.P. Morgan Chase & Company
450,000 3.875%,  9/10/2024 492,207
155,000 3.125%,  1/23/2025 167,121
230,000 1.040%,  2/4/2027
b
225,653
276,000 1.578%,  4/22/2027
b
277,212
375,000 4.203%,  7/23/2029
b
427,606
250,000 2.522%,  4/22/2031
b
252,579
300,000 1.953%,  2/4/2032
b
285,192
475,000 3.882%,  7/24/2038
b
526,879
368,000 3.157%,  4/22/2042
b
368,597
Kimco Realty Corporation
368,000 3.300%,  2/1/2025 396,038
Liberty Mutual Group, Inc.
84,000 4.950%,  5/1/2022
i
87,632
Lloyds Banking Group plc
250,000 2.907%,  11/7/2023
b
258,914
700,000 3.870%,  7/9/2025
b
761,135
LPL Holdings, Inc.
110,000 4.000%,  3/15/2029
i
110,000
Principal
Amount Long-Term Fixed Income (14.7%) Value
Financials (1.1%) - continued
MGM Growth Properties Operating
Partnership, LP
$ 100,000 4.625%,  6/15/2025
i
$ 106,389
80,000 5.750%,  2/1/2027 89,225
Mitsubishi UFJ Financial Group,
Inc.
230,000 3.287%,  7/25/2027 252,355
550,000 2.048%,  7/17/2030 537,474
Mizuho Financial Group, Inc.
400,000 1.979%,  9/8/2031
b
382,607
Morgan Stanley
180,000 2.188%,  4/28/2026
b
187,163
210,000 4.350%,  9/8/2026 237,632
276,000 3.591%,  7/22/2028
b
303,781
250,000 3.772%,  1/24/2029
b
275,973
540,000 3.622%,  4/1/2031
b
591,344
230,000 2.802%,  1/25/2052
b
212,713
MPT Operating Partnership, LP
145,000 4.625%,  8/1/2029 153,519
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 216,118
110,000 3.850%,  6/30/2026 122,850
Nationwide Building Society
275,000 3.622%,  4/26/2023
b,i
283,319
Natwest Group plc
325,000 3.032%,  11/28/2035
b
316,908
Navient Corporation
85,000 5.500%,  1/25/2023 88,931
NFP Corporation
55,000 6.875%,  8/15/2028
i
57,681
Nippon Life Insurance Company
275,000 5.100%,  10/16/2044
b,i
306,625
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 311,491
225,000 3.375%,  2/1/2031 227,461
Park Aerospace Holdings, Ltd.
275,000 4.500%,  3/15/2023
i
288,596
PennyMac Financial Services, Inc.
110,000 4.250%,  2/15/2029
i
105,325
Playtika Holding Corporation
40,000 4.250%,  3/15/2029
i
39,750
Prudential Financial, Inc.
400,000 3.700%,  3/13/2051 431,991
Quicken Loans, LLC
100,000 3.625%,  3/1/2029
i
97,250
Radian Group, Inc.
85,000 4.875%,  3/15/2027 90,100
Realty Income Corporation
185,000 4.125%,  10/15/2026 209,338
150,000 1.800%,  3/15/2033 139,641
Regency Centers, LP
320,000 4.125%,  3/15/2028 353,468
Reinsurance Group of America,
Inc.
323,000 4.700%,  9/15/2023 352,692
Royal Bank of Scotland Group plc
425,000 6.000%,  12/29/2025
b,l
470,135
400,000 4.445%,  5/8/2030
b
451,239
Service Properties Trust
120,000 4.500%,  6/15/2023 122,416
50,000 4.750%,  10/1/2026 48,750

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Financials (1.1%) - continued
$ 90,000 5.500%,  12/15/2027 $ 94,773
Societe Generale SA
138,000 4.750%,  11/24/2025
i
153,619
Springleaf Finance Corporation
150,000 6.875%,  3/15/2025 170,438
180,000 7.125%,  3/15/2026 210,375
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 135,544
225,000 1.710%,  1/12/2031 213,079
Synchrony Financial
55,000 4.250%,  8/15/2024 60,063
225,000 3.950%,  12/1/2027 244,648
UBS Group Funding Jersey, Ltd.
126,000 4.125%,  9/24/2025
i
140,570
UDR, Inc.
275,000 2.100%,  8/1/2032 259,706
VEREIT Operating Partnership, LP
300,000 2.850%,  12/15/2032 309,372
VICI Properties, LP
80,000 4.250%,  12/1/2026
i
82,500
40,000 3.750%,  2/15/2027
i
40,321
80,000 4.625%,  12/1/2029
i
83,073
Voya Financial, Inc.
342,000 3.125%,  7/15/2024 367,206
Wells Fargo & Company
168,000 3.450%,  2/13/2023 177,170
250,000 4.125%,  8/15/2023 270,217
125,000 3.000%,  2/19/2025 134,212
600,000 3.000%,  4/22/2026 647,093
168,000 3.000%,  10/23/2026 181,148
500,000 2.393%,  6/2/2028
b
514,786
323,000 4.900%,  11/17/2045 394,228
Westpac Banking Corporation
525,000 2.668%,  11/15/2035
b
503,459
Total 42,171,953
Mortgage-Backed Securities (4.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
6,247,922 3.000%,  3/25/2050 6,558,276
4,039,317 3.000%,  4/1/2050 4,242,618
1,704,649 3.500%,  7/1/2047
d
1,823,762
Federal National Mortgage
Association
1,641,065 4.500%,  5/1/2048
d
1,793,565
2,415,679 3.500%,  10/1/2048 2,571,681
1,086,966 3.500%,  6/1/2049
d
1,159,674
2,797,791 3.500%,  8/1/2049 2,984,620
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
9,957,000 1.500%,  5/1/2036
d
10,080,296
29,200,000 2.000%,  5/1/2036
d
30,161,547
6,750,000 2.500%,  5/1/2036
d
7,053,750
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
23,500,000 2.000%,  5/1/2051
d,m
23,733,164
18,753,000 2.500%,  5/1/2051
d
19,454,772
7,275,000 2.000%,  6/1/2051
d,m
7,331,633
Principal
Amount Long-Term Fixed Income (14.7%) Value
Mortgage-Backed Securities (4.0%) - continued
$ 4,796,868 4.000%,  7/1/2048
d
$ 5,156,269
21,700,000 2.500%,  7/1/2049
d
22,458,895
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
6,775,000 2.500%,  5/1/2051
d
7,042,295
Total 153,606,817
Technology (0.4%)
Apple, Inc.
115,000 3.000%,  2/9/2024 122,751
183,000 3.200%,  5/11/2027 201,363
250,000 3.000%,  6/20/2027 274,375
400,000 3.000%,  11/13/2027 437,559
585,000 3.750%,  9/12/2047 657,380
Applied Materials, Inc.
92,000 3.300%,  4/1/2027 101,128
Baidu, Inc.
360,000 3.425%,  4/7/2030 380,403
Banff Merger Sub, Inc.
65,000 9.750%,  9/1/2026
i
69,144
Broadcom Corporation
70,000 3.875%,  1/15/2027 76,692
220,000 3.500%,  1/15/2028 235,640
Broadcom, Inc.
180,000 5.000%,  4/15/2030 207,027
76,000 3.469%,  4/15/2034
i
76,838
CDW, LLC
160,000 4.250%,  4/1/2028 166,800
CommScope Technologies
Finance, LLC
192,000 6.000%,  6/15/2025
i
195,360
CommScope, Inc.
90,000 7.125%,  7/1/2028
i
97,312
Diamond 1 Finance Corporation
26,000 5.450%,  6/15/2023
i
28,366
490,000 6.020%,  6/15/2026
i
584,528
Diamond Sports Group, LLC
250,000 6.625%,  8/15/2027
i
135,000
Fiserv, Inc.
350,000 2.250%,  6/1/2027 361,519
360,000 2.650%,  6/1/2030 366,482
Gartner, Inc.
40,000 4.500%,  7/1/2028
i
42,051
135,000 3.750%,  10/1/2030
i
135,337
Hewlett Packard Enterprise
Company
300,000 4.650%,  10/1/2024 335,588
Iron Mountain, Inc.
100,000 4.875%,  9/15/2029
i
101,852
150,000 5.250%,  7/15/2030
i
155,813
KLA Corporation
540,000 3.300%,  3/1/2050 537,811
Lam Research Corporation
450,000 2.875%,  6/15/2050 432,815
Micron Technology, Inc.
180,000 2.497%,  4/24/2023 186,495
Microsoft Corporation
307,000 2.675%,  6/1/2060 283,603
270,000 4.200%,  11/3/2035 325,973
975,000 3.700%,  8/8/2046 1,119,001

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Technology (0.4%) - continued
NCR Corporation
$ 230,000 6.125%,  9/1/2029
i
$ 250,125
NVIDIA Corporation
450,000 3.500%,  4/1/2040 492,526
NXP Funding, LLC
425,000 4.875%,  3/1/2024
i
471,631
175,000 5.550%,  12/1/2028
i
212,424
184,000 4.300%,  6/18/2029
i
208,492
Open Text Corporation
165,000 4.125%,  2/15/2030
i
166,853
Oracle Corporation
10,000 2.500%,  5/15/2022 10,190
168,000 2.400%,  9/15/2023 174,832
600,000 2.800%,  4/1/2027 636,031
250,000 3.850%,  7/15/2036 268,246
450,000 3.600%,  4/1/2040 460,682
PTC, Inc.
70,000 3.625%,  2/15/2025
i
71,817
60,000 4.000%,  2/15/2028
i
61,588
Qorvo, Inc.
110,000 3.375%,  4/1/2031
i
111,466
Rackspace Technology Global,
Inc.
140,000 5.375%,  12/1/2028
g,i
142,923
Seagate HDD Cayman
160,000 3.375%,  7/15/2031
i
154,054
Sensata Technologies BV
160,000 5.000%,  10/1/2025
i
177,600
Sensata Technologies, Inc.
235,000 3.750%,  2/15/2031
i
233,364
Shift4 Payments, LLC
50,000 4.625%,  11/1/2026
i
52,125
SS&C Technologies, Inc.
290,000 5.500%,  9/30/2027
i
308,089
Switch, Ltd.
130,000 3.750%,  9/15/2028
i
129,350
Teledyne Technologies, Inc.
276,000 2.250%,  4/1/2028 277,368
Texas Instruments, Inc.
330,000 4.150%,  5/15/2048 398,788
Tyco Electronics Group SA
46,000 3.450%,  8/1/2024 49,579
92,000 3.125%,  8/15/2027 99,236
VMware, Inc.
275,000 4.650%,  5/15/2027 314,397
Total 14,365,782
Transportation (0.1%)
Air Canada Pass Through Trust
32,215 3.875%,  3/15/2023
i
32,373
American Airlines, Inc.
120,000 11.750%,  7/15/2025
i
150,300
255,000 5.500%,  4/20/2026
i
267,750
30,000 5.750%,  4/20/2029
i
32,145
Avis Budget Car Rental, LLC
110,000 5.375%,  3/1/2029
g,i
114,538
Boeing Company
175,000 5.805%,  5/1/2050 224,675
Burlington Northern Santa Fe, LLC
140,000 5.750%,  5/1/2040 191,336
Principal
Amount Long-Term Fixed Income (14.7%) Value
Transportation (0.1%) - continued
$ 100,000 4.450%,  3/15/2043 $ 120,829
CSX Corporation
270,000 3.800%,  4/15/2050 291,267
Delta Air Lines, Inc.
130,000 7.000%,  5/1/2025
i
151,169
484,000 4.750%,  10/20/2028
i
531,492
Hawaiian Brand Intellectual
Property, Ltd.
140,000 5.750%,  1/20/2026
i
147,875
Mileage Plus Holdings, LLC
140,000 6.500%,  6/20/2027
i
153,650
Southwest Airlines Company
110,000 4.750%,  5/4/2023 118,969
150,000 5.125%,  6/15/2027 175,447
368,000 2.625%,  2/10/2030 370,974
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 10,134
United Parcel Service, Inc.
360,000 4.450%,  4/1/2030 425,812
XPO Logistics, Inc.
100,000 6.125%,  9/1/2023
i
101,325
52,000 6.750%,  8/15/2024
i
54,340
Total 3,666,400
U.S. Government & Agencies (4.6%)
U.S. Treasury Bonds
4,485,000 2.250%,  11/15/2027 4,777,226
7,300,000 2.875%,  5/15/2028 8,073,914
1,510,000 5.250%,  11/15/2028 1,931,915
4,600,000 1.625%,  8/15/2029 4,655,703
4,100,000 1.500%,  2/15/2030 4,087,508
250,000 0.875%,  11/15/2030 233,789
2,070,000 1.125%,  2/15/2031 1,976,850
1,175,000 4.375%,  5/15/2040 1,601,305
6,780,000 3.000%,  5/15/2042 7,729,995
12,618,000 2.500%,  5/15/2046 13,149,336
10,050,000 2.875%,  5/15/2049 11,287,406
U.S. Treasury Notes
940,000 1.125%,  2/28/2022 948,298
7,440,000 1.875%,  7/31/2022 7,606,237
6,040,000 0.125%,  10/31/2022 6,040,944
80,000 2.000%,  11/30/2022 82,362
22,100,000 0.125%,  12/31/2022 22,095,684
1,610,000 0.125%,  1/31/2023 1,609,497
4,750,000 2.500%,  3/31/2023 4,962,266
500,000 0.125%,  10/15/2023 498,672
6,560,000 2.500%,  1/31/2024 6,957,444
1,585,000 2.125%,  7/31/2024 1,673,413
2,490,000 2.250%,  11/15/2024 2,644,750
4,360,000 2.125%,  11/30/2024 4,613,766
700,000 1.375%,  1/31/2025 721,848
17,550,000 2.875%,  5/31/2025 19,152,808
250,000 0.250%,  8/31/2025 245,234
5,715,000 2.625%,  1/31/2026 6,204,570
1,730,000 0.500%,  2/28/2026 1,704,050
20,870,000 2.500%,  2/28/2026 22,545,307
5,000,000 0.500%,  4/30/2027 4,824,609
Total 174,636,706

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.7%) Value
Utilities (0.3%)
Ameren Illinois Company
$ 270,000 4.500%,  3/15/2049 $ 336,291
American Water Capital
Corporation
450,000 2.800%,  5/1/2030 468,911
Appalachian Power Company
92,000 3.300%,  6/1/2027 99,699
Arizona Public Service Company
300,000 3.500%,  12/1/2049 313,522
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 182,740
Calpine Corporation
220,000 4.500%,  2/15/2028
i
222,354
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 233,719
CenterPoint Energy, Inc.
175,000 2.500%,  9/1/2024 183,814
245,000 4.250%,  11/1/2028 277,075
CMS Energy Corporation
126,000 2.950%,  2/15/2027 133,432
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 137,220
70,000 4.350%,  11/15/2045 83,440
Consolidated Edison Company of
New York, Inc.
675,000 4.125%,  5/15/2049 759,760
Consolidated Edison, Inc.
63,000 4.500%,  12/1/2045 74,080
Consumers Energy Company
325,000 4.350%,  4/15/2049 399,987
DTE Electric Company
95,000 3.700%,  3/15/2045 104,373
135,000 3.700%,  6/1/2046 147,436
Duke Energy Carolinas, LLC
350,000 3.700%,  12/1/2047 377,047
Duke Energy Corporation
168,000 3.750%,  9/1/2046 173,509
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 130,832
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 182,910
Edison International
575,000 5.750%,  6/15/2027 673,121
Exelon Corporation
340,000 4.700%,  4/15/2050 412,495
90,000 5.100%,  6/15/2045 113,424
376,000 4.450%,  4/15/2046 440,586
FirstEnergy Corporation
60,000 2.850%,  7/15/2022 61,200
ITC Holdings Corporation
30,000 4.050%,  7/1/2023 31,904
84,000 5.300%,  7/1/2043 104,879
Mississippi Power Company
185,000 3.950%,  3/30/2028 206,272
National Rural Utilities Cooperative
Finance Corporation
175,000 3.900%,  11/1/2028 197,643
400,000 3.700%,  3/15/2029 440,666
Principal
Amount Long-Term Fixed Income (14.7%) Value
Utilities (0.3%) - continued
NextEra Energy Operating
Partners, LP
$ 190,000 3.875%,  10/15/2026
i
$ 198,722
NiSource Finance Corporation
245,000 5.650%,  2/1/2045 324,030
NiSource, Inc.
375,000 3.600%,  5/1/2030 409,559
NRG Energy, Inc.
185,000 3.375%,  2/15/2029
i
181,069
Pacific Gas and Electric Company
235,000 3.300%,  12/1/2027 242,485
184,000 3.250%,  6/1/2031 182,021
235,000 3.950%,  12/1/2047 215,672
PG&E Corporation
90,000 5.000%,  7/1/2028 94,275
70,000 5.250%,  7/1/2030 74,725
PPL Capital Funding, Inc.
195,000 5.000%,  3/15/2044 240,887
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 156,607
Public Service Electric & Gas
Company
230,000 3.000%,  5/15/2027 249,225
San Diego Gas and Electric
Company
330,000 4.150%,  5/15/2048 384,506
South Carolina Electric & Gas
Company
305,000 5.100%,  6/1/2065 417,589
Southern California Edison
Company
185,000 4.000%,  4/1/2047 192,754
Southern Company
250,000 3.250%,  7/1/2026 269,914
Southern Company Gas Capital
Corporation
230,000 4.400%,  5/30/2047 262,525
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 69,538
Suburban Propane Partners, LP
170,000 5.875%,  3/1/2027 177,012
Talen Energy Supply, LLC
150,000 7.625%,  6/1/2028
i
155,482
TerraForm Power Operating, LLC
175,000 5.000%,  1/31/2028
i
187,687
Virginia Electric and Power
Company
275,000 4.600%,  12/1/2048 343,661
Vistra Operations Company, LLC
170,000 5.000%,  7/31/2027
i
176,125
Total 12,910,411
Total Long-Term Fixed Income
(cost $541,795,361) 562,689,239

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
9,460,258 Thrivent Cash Management Trust $ 9,460,258
Total Collateral Held for
Securities Loaned
(cost $9,460,258) 9,460,258
Shares or
Principal
Amount Short-Term Investments ( 11.3% ) Value
Federal Home Loan Bank Discount
Notes
900,000 0.040%, 5/4/2021
n
900,000
100,000 0.040%, 5/12/2021
n
100,000
1,800,000 0.030%, 5/13/2021
n,o
1,800,000
800,000 0.030%, 5/18/2021
n,o
800,000
3,500,000 0.017%, 6/16/2021
n,o
3,500,000
14,800,000 0.010%, 7/7/2021
n,o
14,799,733
1,800,000 0.017%, 7/14/2021
n,o
1,799,964
2,200,000 0.020%, 7/15/2021
n,o
2,199,955
300,000 0.010%, 7/28/2021
n,o
299,993
Thrivent Core Short-Term Reserve
Fund
40,228,461 0.180% 402,284,614
U.S. Treasury Bills
600,000 0.007%, 6/22/2021
n,p
599,991
2,400,000 0.048%, 8/26/2021
n,q
2,399,866
Total Short-Term Investments
(cost $431,347,601) 431,484,116
Contracts Options Purchased ( <0.1% ) Value
Put on U.S. Treasury Long Bond
Futures
54 $149.00, expires 8/27/2021 59,063
Total Options Purchased
(cost $59,277) 59,063
Total Investments (cost
$2,967,905,284) 103.7% $3,965,647,296
Other Assets and Liabilities, Net
(3.7%) (139,698,904)
Total Net Assets 100.0% $3,825,948,392
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2021.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $96,197,738 or 2.5% of
total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2021.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
q At April 30, 2021, $168,991 of investments were segregated to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of April 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 1,057,602
Common Stock 8,088,361
Total lending $9,145,963
Gross amount payable upon return of
collateral for securities loaned $9,460,258
Net amounts due to counterparty
$314,295
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30
Year Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,050,948,726
Gross unrealized depreciation (22,411,596)
Net unrealized appreciation (depreciation) $1,028,537,130
Cost for federal income tax purposes $2,970,229,622

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,829,692 – 1,829,692 –
Capital Goods 3,413,721 – 3,413,721 –
Communications Services 5,164,066 – 5,164,066 –
Consumer Cyclical 3,865,976 – 3,865,976 –
Consumer Non-Cyclical 5,149,547 – 5,004,366 145,181
Energy 440,327 – 440,327 –
Financials 1,465,285 – 1,465,285 –
Technology 3,349,156 – 3,349,156 –
Transportation 1,372,424 – 1,372,424 –
Utilities 1,041,937 – 1,041,937 –
Registered Investment Companies
Unaffiliated 36,563,329 36,563,329 – –
Affiliated 1,619,238,786 1,619,238,786 – –
Common Stock
Communications Services 36,972,558 36,967,157 – 5,401
Consumer Discretionary 134,736,590 134,731,071 5,519 –
Consumer Staples 29,365,444 29,365,444 – –
Energy 20,863,189 20,863,189 – –
Financials 157,575,170 155,736,112 1,838,378 680
Health Care 137,556,379 137,556,379 – –
Industrials 165,952,417 163,565,292 2,387,125 –
Information Technology 193,085,570 192,269,283 816,287 –
Materials 38,612,546 37,135,904 1,476,640 2
Real Estate 68,464,623 68,464,623 – –
Utilities 17,505,768 17,505,768 – –
Long-Term Fixed Income
Asset-Backed Securities 30,373,219 – 30,373,219 –
Basic Materials 6,624,146 – 6,624,146 –
Capital Goods 10,913,654 – 10,913,654 –
Collateralized Mortgage Obligations 26,260,151 – 26,260,151 –
Commercial Mortgage-Backed Securities 3,674,338 – 3,674,338 –
Communications Services 20,975,544 – 20,975,544 –
Consumer Cyclical 19,501,898 – 19,501,898 –
Consumer Non-Cyclical 25,144,342 – 25,144,342 –
Energy 17,863,878 – 17,863,878 –
Financials 42,171,953 – 42,171,953 –
Mortgage-Backed Securities 153,606,817 – 153,606,817 –
Technology 14,365,782 – 14,365,782 –
Transportation 3,666,400 – 3,666,400 –
U.S. Government & Agencies 174,636,706 – 174,636,706 –
Utilities 12,910,411 – 12,910,411 –
Short-Term Investments 29,199,502 – 29,199,502 –
Options Purchased 59,063 59,063 – –
Subtotal Investments in Securities $3,275,532,304 $2,650,021,400 $625,359,640 $151,264
Other Investments  * Total
Affiliated Short-Term Investments 402,284,614
Affiliated Registered Investment Companies 278,370,120
Collateral Held for Securities Loaned 9,460,258
Subtotal Other Investments $690,114,992
Total Investments at Value $3,965,647,296
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 40,452,085 40,452,085 – –
Credit Default Swaps 14,794 – 14,794 –
Total Asset Derivatives $40,466,879 $40,452,085 $14,794 $–
Liability Derivatives
Futures Contracts 7,348,519 7,348,519 – –
Call Options Written 69,948 – – 69,948
Total Liability Derivatives $7,418,467 $7,348,519 $– $69,948
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of April 30, 2021. Investments and/or cash totaling
$25,199,645 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 43 June 2021 $ 5,754,350 ( $ 77,006)
CBOT 2-Yr. U.S. Treasury Note 144 June 2021 31,811,879 (22,755)
CBOT 5-Yr. U.S. Treasury Note 115 June 2021 14,346,555 (93,743)
CBOT U.S. Long Bond 96 June 2021 15,351,886 (255,886)
CME E-mini S&P 500 Index 2,558 June 2021 501,494,613 32,411,147
CME E-mini S&P Mid-Cap 400 Index 1 June 2021 275,741 (3,711)
CME Ultra Long Term U.S. Treasury Bond 22 June 2021 4,141,823 (51,885)
ICE mini MSCI EAFE Index 251 June 2021 27,633,786 695,329
ICE US mini MSCI Emerging Markets Index 242 June 2021 16,128,546 44,314
Ultra 10-Yr. U.S. Treasury Note 7 June 2021 1,023,007 (4,179)
Total Futures Long Contracts $ 617,962,186 $ 32,641,625
CME E-mini Russell 2000 Index (2,675) June 2021 ( $ 309,601,690) $ 7,126,065
CME E-mini S&P Mid-Cap 400 Index (900) June 2021 (237,987,646) (6,839,354)
Ultra 10-Yr. U.S. Treasury Note (50) June 2021 (7,452,573) 175,230
Total Futures Short Contracts ( $ 555,041,909) $461,941
Total Futures Contracts $ 62,920,277 $33,103,566

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Aggressive Allocation Fund's options contracts held as of April 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on U.S. Treasury Long Bond
Futures CCM 54.00 $ 149.00 August 2021 8,405,438 $ 59,063 ( $ 214)
Total Options Purchased Contracts $59,063 ($214)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (6.25) $ 100.83 May 2021 (6,312,012) ( $ 19,531) $ 17,334
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (6.25) 100.50 June 2021 (6,298,654) (50,417) (16,237)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($69,948) $1,097
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderately Aggressive Allocation Fund's swaps contracts held as of April 30, 2021. Investments totaling $599,991 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 36, 5 Year, at 5.00%, Quarterly Sell 6/20/2026 ( $ 5,460,000) $ – $ 14,794 $ 14,794
Total Credit Default Swaps $– $14,794 $14,794
1 As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2021, for Moderately Aggressive
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 40,276,855
Total Equity Contracts 40,276,855
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 175,230
Options Written Net Assets - Distributable earnings/(accumulated loss) 17,334
Total Interest Rate Contracts 192,564
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 14,794
Total Credit Contracts 14,794
Total Asset Derivatives $40,484,213
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,843,065
Total Equity Contracts 6,843,065
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 505,454
Options Written Net Assets - Distributable earnings/(accumulated loss) 16,237
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 214
Total Interest Rate Contracts 521,905
Total Liability Derivatives $7,364,970
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2021, for
Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 236,134
Options Purchased Net realized gains/(losses) on Investments 433,727
Futures Net realized gains/(losses) on Futures contracts 224,762
Total Interest Rate Contracts 894,623
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (131,908,979)
Total Equity Contracts (131,908,979)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 1,437
Total Credit Contracts 1,437
Total ($131,012,919)

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2021, for Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 53,616,470
Total Equity Contracts 53,616,470
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (35,552)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (40,808)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (640,300)
Total Interest Rate Contracts (716,660)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 14,794
Total Credit Contracts 14,794
Total $52,914,604
The following table presents Moderately Aggressive Allocation Fund's average volume of derivative activity during the period ended April 30,
2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $563,262,417
Futures - Short (570,708,552)
Interest Rate Contracts
Futures - Long 58,982,241
Futures - Short (17,362,686)
Options Purchased 24,796,863
Options Written (11,408,474)
Credit Contracts
Credit Default Swaps - Sell
Protection 11,859

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $43,419 $2,407 $– $45,972 4,667 1.2%
Core Emerging Markets Equity 25,904 3,851 – 35,665 2,853 0.9
Core International Equity 78,266 11,646 35,000 73,758 7,025 1.9
Core Low Volatility Equity 154,722 3,484 57,000 122,975 9,069 3.2
Global Stock, Class S 140,176 5,301 – 182,921 6,001 4.8
High Yield, Class S 22,568 556 – 24,080 5,145 0.6
Income, Class S 73,867 3,035 – 74,750 7,706 2.0
International Allocation, Class S 226,007 4,206 – 287,819 24,984 7.5
Large Cap Growth, Class S* 299,553 21,780 – 373,884 19,668 9.8
Large Cap Value, Class S 215,898 16,282 – 307,828 11,186 8.1
Limited Maturity Bond, Class S 38,375 300 – 38,857 3,055 1.0
Mid Cap Stock, Class S 182,940 7,016 – 259,466 6,741 6.8
Small Cap Stock, Class S 45,587 921 – 69,634 2,011 1.8
Total Affiliated Registered Investment
Companies 1,547,282 1,897,609 49.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 263,830 487,433 348,978 402,285 40,228 10.5
Total Affiliated Short-Term Investments 263,830 402,285 10.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   7,754 255,337 253,631 9,460 9,460 0.2
Total Collateral Held for Securities Loaned 7,754 9,460 0.2
Total Value $1,818,866 $2,309,354
*   Non-income producing security.
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $146 $– $971
Core Emerging Markets Equity – 5,910 – 250
Core International Equity (447) 19,293 – 1,809
Core Low Volatility Equity Fund 2,079 19,690 456 3,028
Global Stock, Class S – 37,444 3,687 1,614
High Yield, Class S – 956 – 555
Income, Class S – (2,152) 1,982 1,053
International Allocation, Class S – 57,606 – 4,206
Large Cap Growth, Class S* – 52,551 21,779 –
Large Cap Value, Class S – 75,648 12,347 3,936
Limited Maturity Bond, Class S – 182 – 300
Mid Cap Stock, Class S – 69,510 6,432 584
Small Cap Stock, Class S – 23,126 559 362
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% (28) 28 – 293
Total Income/Non Income Cash from Affiliated Investments $18,961
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 2 44
Total Affiliated Income from Securities Loaned, Net $44
Total $1,604 $359,938 $47,244
*   Non-income producing security.

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.9% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 92,387
4.690%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 92,118
Chemours Company, Term Loan
127,601
1.870%,  (LIBOR 1M +
1.750%), 4/3/2025
b
124,624
Hexion, Inc., Term Loan
108,892
3.710%,  (LIBOR 3M +
3.500%), 7/1/2026
b
108,665
INEOS US Petrochem, LLC, Term
Loan
210,000
3.250%,  (LIBOR 3M +
2.750%), 1/29/2026
b
208,950
Innophos Holdings, Inc., Term
Loan
108,900
3.613%,  (LIBOR 1M +
3.500%), 2/7/2027
b
108,492
Nouryon USA, LLC, Term Loan
301,868
2.865%,  (LIBOR 1M +
2.750%), 10/1/2025
b
298,094
Pixelle Specialty Solutions, LLC,
Term Loan
186,309
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
186,231
PQ Corporation, Term Loan
96,592
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
96,519
PQ Group Holdings, Inc., Term
Loan
45,000
0.000%,  (LIBOR 1M +
3.500%), 4/30/2028
b,c,d
44,916
Venator Finance SARL, Term Loan
144,625
3.113%,  (LIBOR 1M +
3.000%), 8/8/2024
b
142,155
Total 1,410,764
Capital Goods (0.2%)
Flex Acquisition Company, Inc.,
Term Loan
237,201
3.452%,  (LIBOR 3M +
3.250%), 6/29/2025
b
233,378
170,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
168,064
Gemini HDPE, LLC, Term Loan
182,590
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
182,077
GFL Environmental, Inc., Term
Loan
204,488
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
204,451
Graham Packaging Company,
Inc., Term Loan
200,000
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
199,364
MI Windows and Doors, Inc., Term
Loan
174,562
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
174,781
Navistar, Inc., Term Loan
266,062
3.610%,  (LIBOR 1M +
3.500%), 11/6/2024
b
265,730
Principal
Amount Bank Loans (1.9%)
a
Value
Capital Goods (0.2%) - continued
Pactiv Evergreen Group Holdings,
Inc., Term Loan
$ 152,823
2.863%,  (LIBOR 1M +
2.750%), 2/5/2023
b
$ 152,419
84,787
3.363%,  (LIBOR 1M +
3.250%), 2/5/2026
b
83,982
TransDigm, Inc., Term Loan
381,180
2.363%,  (LIBOR 1M +
2.250%), 12/9/2025
b
376,243
TricorBraun Holdings, Inc.,
Delayed Draw
45,907
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b,c,d
45,441
TricorBraun Holdings, Inc., Term
Loan
204,093
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
202,023
Vertiv Group Corporation, Term
Loan
683,288
2.861%,  (LIBOR 1M +
2.750%), 3/2/2027
b
679,140
Total 2,967,093
Communications Services (0.4%)
Altice France SA, Term Loan
115,200
2.936%,  (LIBOR 3M +
2.750%), 7/31/2025
b
112,704
Cablevision Lightpath, LLC, Term
Loan
184,075
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
183,247
CCI Buyer, Inc., Term Loan
60,000
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
60,088
CommScope, Inc., Term Loan
208,413
3.363%,  (LIBOR 1M +
3.250%), 4/4/2026
b
206,721
E.W. Scripps Company, Term Loan
219,450
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
218,936
Eagle Broadband Investments,
LLC, Term Loan
304,238
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
303,705
Entercom Media Corporation, Term
Loan
149,685
2.611%,  (LIBOR 1M +
2.500%), 11/17/2024
b
147,365
HCP Acquisition, LLC, Term Loan
241,291
3.750%,  (LIBOR 1M +
2.750%), 5/16/2024
b
240,891
iHeartCommunications, Inc., Term
Loan
128,697
3.113%,  (LIBOR 1M +
3.000%), 5/1/2026
b
127,008
Intermediate Dutch Holdings, Term
Loan
180,000
4.111%,  (LIBOR 3M +
4.000%), 3/5/2028
b
179,588
Lumen Technologies, Inc., Term
Loan
226,826
2.363%,  (LIBOR 1M +
2.250%), 3/15/2027
b
224,047

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.9%)
a
Value
Communications Services (0.4%) - continued
Meredith Corporation, Term Loan
$ 159,198
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
$ 161,519
NEP Group, Inc., Term Loan
171,062
3.363%,  (LIBOR 1M +
3.250%), 10/20/2025
b
165,760
25,000
7.113%,  (LIBOR 1M +
7.000%), 10/19/2026
b
22,821
Nexstar Broadcasting, Inc., Term
Loan
246,980
2.615%,  (LIBOR 1M +
2.500%), 9/19/2026
b
245,715
Nielsen Finance, LLC, Term Loan
70,428
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
70,511
Peraton Corporation, Delayed
Draw
170,000
0.000%,  (LIBOR 1M +
3.750%), 2/1/2028
b,c,d
169,788
Peraton Corporation, Term Loan
100,000
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
99,875
Radiate Holdco, LLC, Term Loan
428,925
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
429,105
Terrier Media Buyer, Inc., Term
Loan
259,350
3.613%,  (LIBOR 1M +
3.500%), 12/17/2026
b
257,161
TNS, Inc., Term Loan
195,549
4.120%,  (LIBOR 1M +
4.000%), 8/14/2022
b
195,386
WideOpenWest Finance, LLC,
Term Loan
215,473
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
214,891
Xplornet Communications, Inc.,
Term Loan
188,687
4.863%,  (LIBOR 1M +
4.750%), 6/10/2027
b
188,781
Total 4,225,613
Consumer Cyclical (0.3%)
Caesars Resort Collection, LLC,
Term Loan
243,775
4.613%,  (LIBOR 1M +
4.500%), 7/20/2025
b
244,333
Carnival Corporation, Term Loan
124,374
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
127,949
Cengage Learning, Inc., Term
Loan
114,847
5.250%,  (LIBOR 2M +
4.250%), 6/7/2023
b
114,255
CP Atlas Buyer, Inc., Term Loan
170,000
4.250%,  (LIBOR 2M +
3.750%), 11/23/2027
b
169,522
Golden Entertainment, Inc., Term
Loan
376,350
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
372,899
Principal
Amount Bank Loans (1.9%)
a
Value
Consumer Cyclical (0.3%) - continued
Golden Nugget, LLC, Term Loan
$ 162,698
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
$ 160,577
Harbor Freight Tools USA, Inc.,
Term Loan
233,825
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
233,556
LCPR Loan Financing, LLC, Term
Loan
170,000
3.865%,  (LIBOR 1M +
3.750%), 10/15/2028
b
170,212
Michaels Companies, Inc., Term
Loan
280,000
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
278,659
Penn National Gaming, Inc., Term
Loan
118,208
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
117,544
Scientific Games International,
Inc., Term Loan
650,963
2.863%,  (LIBOR 1M +
2.750%), 8/14/2024
b
641,075
Staples, Inc., Term Loan
35,281
4.705%,  (LIBOR 3M +
4.500%), 9/12/2024
b
34,707
141,275
5.205%,  (LIBOR 3M +
5.000%), 4/12/2026
b
137,990
Stars Group Holdings BV, Term
Loan
83,803
3.703%,  (LIBOR 3M +
3.500%), 7/10/2025
b
83,966
Tenneco, Inc., Term Loan
179,792
3.113%,  (LIBOR 1M +
3.000%), 10/1/2025
b
175,297
Truck Hero, Inc., Term Loan
45,000
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
44,883
Wyndham Hotels & Resorts, Inc.,
Term Loan
136,500
1.863%,  (LIBOR 1M +
1.750%), 5/30/2025
b
135,135
Total 3,242,559
Consumer Non-Cyclical (0.4%)
Adient US, LLC, Term Loan
75,000
3.610%,  (LIBOR 3M +
3.500%), 4/8/2028
b
74,888
Bausch Health Americas, Inc.,
Term Loan
328,704
3.113%,  (LIBOR 1M +
3.000%), 6/1/2025
b
328,066
Bellring Brands, LLC, Term Loan
187,387
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
188,558
Chobani, LLC, Term Loan
94,525
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
94,478
City Brewing Company, LLC, Term
Loan
115,000
4.250%,  (LIBOR 3M +
3.500%), 4/1/2028
b,e
115,144

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.9%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
CNT Holdings I Corporation, Term
Loan
$ 125,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
$ 124,707
35,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
35,350
Dole Food Company, Inc., Term
Loan
213,930
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
213,662
Endo Luxembourg Finance
Company I Sarl, Term Loan
305,000
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
296,613
Gainwell Acquistion Corporation,
Term Loan
350,000
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
350,000
Global Medical Response, Inc.,
Term Loan
29,025
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
28,999
583,537
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
584,121
Lonza Specialty Ingredients, Term
Loan
265,000
0.000%,  (LIBOR 1M +
4.000%), 4/30/2028
b,c,d
263,675
MPH Acquisition Holdings, LLC,
Term Loan
449,195
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
446,671
Ortho-Clinical Diagnostics SA,
Term Loan
328,071
3.361%,  (LIBOR 1M +
3.250%), 6/30/2025
b
327,497
Petco Health & Wellness
Company, Inc., Term Loan
225,000
4.000%,  (LIBOR 2M +
3.250%), 3/4/2028
b
223,562
PetSmart, Inc., Term Loan
310,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
310,620
Precision Medicine Group, LLC,
Delayed Draw
25,385
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
25,237
Precision Medicine Group, LLC,
Term Loan
194,129
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
192,997
Sotera Health Holdings, LLC, Term
Loan
127,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
126,206
Total 4,351,051
Energy (<0.1%)
Calpine Corporation, Term Loan
234,412
2.620%,  (LIBOR 1M +
2.500%), 12/16/2027
b
232,842
Principal
Amount Bank Loans (1.9%)
a
Value
Energy (<0.1%) - continued
Energizer Holdings, Inc., Term
Loan
$ 64,838
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
$ 64,481
Lealand Finance Company BV,
Term Loan
52,630
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
22,456
Total 319,779
Financials (0.1%)
Asurion, LLC, Term Loan
269,325
3.363%,  (LIBOR 1M +
3.250%), 12/23/2026
b
267,348
95,000
3.363%,  (LIBOR 1M +
3.250%), 8/3/2027
b
94,268
175,000
5.363%,  (LIBOR 1M +
5.250%), 2/3/2028
b
177,406
Blackstone CQP Holdco, LP, Term
Loan
383,175
3.687%,  (LIBOR 3M +
3.500%), 9/30/2024
b
382,516
Digicel International Finance, Ltd.,
Term Loan
214,574
3.510%,  (LIBOR 3M +
3.250%), 5/27/2024
b,c,d
206,886
MoneyGram International, Inc.,
Term Loan
143,719
7.000%,  (LIBOR 1M +
6.000%), 6/30/2023
b
143,719
NCR Corporation, Term Loan
107,525
2.690%,  (LIBOR 3M +
2.500%), 8/28/2026
b,e
105,643
Northriver Midstream Finance, LP,
Term Loan
201,894
3.452%,  (LIBOR 3M +
3.250%), 10/1/2025
b
198,528
Tronox Finance, LLC, Term Loan
165,000
2.657%,  (LIBOR 2M +
2.500%), 3/11/2028
b
163,380
Total 1,739,694
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
216,274
3.685%,  (LIBOR 2M +
3.500%), 8/21/2026
b
209,306
Crown Subsea Communications
Holding, Inc., Term Loan
280,000
0.000%,  (LIBOR 1M +
5.000%), 4/20/2027
b,c,d
279,418
Gogo Intermediate Holdings, LLC,
Term Loan
240,000
0.000%,  (LIBOR 1M +
4.750%), 4/30/2028
b,c,d
238,399
Lummus Technology Holdings V,
LLC, Term Loan
470,000
3.613%,  (LIBOR 1M +
3.500%), 6/30/2027
b
466,574
Prime Security Services Borrower,
LLC, Term Loan
585,000
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
583,865

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.9%)
a
Value
Technology (0.2%) - continued
Rackspace Technology Global,
Inc., Term Loan
$ 380,000
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
$ 376,717
Redstone Holdco 2 LP, Delayed
Draw
38,246
0.000%,  (LIBOR 1M +
4.750%), 4/16/2028
b,c,d
37,847
28,254
0.000%,  (LIBOR 1M +
7.750%), 4/16/2029
b,c,d
27,724
Redstone Holdco 2 LP, Term Loan
97,720
0.000%,  (LIBOR 1M +
4.750%), 4/16/2028
b,c,d
96,702
49,273
0.000%,  (LIBOR 3M +
7.750%), 4/16/2029
b,c,d
48,349
SS&C Technologies, Inc., Term
Loan
25,806
1.863%,  (LIBOR 1M +
1.750%), 4/16/2025
b
25,486
22,939
1.863%,  (LIBOR 1M +
1.750%), 4/16/2025
b
22,655
Verscend Holding Corporation,
Term Loan
90,000
4.113%,  (LIBOR 1M +
4.000%), 8/27/2025
b
89,915
Zayo Group Holdings, Inc., Term
Loan
406,776
3.113%,  (LIBOR 1M +
3.000%), 3/9/2027
b
402,436
Total 2,905,393
Transportation (0.1%)
American Airlines, Inc., Term Loan
455,000
5.500%,  (LIBOR 3M +
4.750%), 3/24/2028
b,c,d
467,513
Genesee & Wyoming, Inc., Term
Loan
217,800
2.203%,  (LIBOR 3M +
2.000%), 12/30/2026
b
216,885
Mileage Plus Holdings, LLC, Term
Loan
125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
133,304
SkyMiles IP, Ltd., Term Loan
170,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
178,437
United Airlines, Inc., Term Loan
145,000
0.000%,  (LIBOR 3M +
3.750%), 4/14/2028
b,c,d
146,605
Total 1,142,744
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
37,390
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
37,359
Core and Main, LP, Term Loan
273,185
3.750%,  (LIBOR 1M +
2.750%), 8/1/2024
b
272,070
EnergySolutions, LLC, Term Loan
136,150
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
135,299
Principal
Amount Bank Loans (1.9%)
a
Value
Utilities (0.1%) - continued
Exgen Renewables IV, LLC, Term
Loan
$ 244,387
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,c,d
$ 244,326
PG&E Corporation, Term Loan
344,133
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
342,629
Total 1,031,683
Total Bank Loans
(cost $23,312,895) 23,336,373
Shares
Registered Investment
Companies ( 39.4% ) Value
Unaffiliated  (1.7%)
416,900 Invesco Senior Loan ETF 9,234,335
4,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
524,600
1,221 ProShares Ultra S&P 500
g
138,168
170 ProShares UltraPro QQQ 18,302
7,551 SPDR Bloomberg Barclays High
Yield Bond ETF
g
824,645
49,985 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 1,372,088
14,370 SPDR S&P 500 ETF Trust 5,996,601
1,782 SPDR S&P Oil & Gas Exploration
ETF
g
142,917
20,000 Vanguard Intermediate-Term
Corporate Bond ETF 1,876,400
9,000 Vanguard Short-Term Corporate
Bond ETF 744,570
Total 20,872,626
Affiliated  (37.7%)
4,160,201 Thrivent Core Emerging Markets
Debt Fund 40,977,978
770,450 Thrivent Core Emerging Markets
Equity Fund 9,630,629
991,575 Thrivent Core International Equity
Fund 10,411,540
1,653,445 Thrivent Core Low Volatility Equity
Fund 22,420,710
60,934 Thrivent Global Stock Fund, Class
S 1,857,280
5,420,325 Thrivent High Yield Fund, Class S 25,367,122
8,504,946 Thrivent Income Fund, Class S 82,497,975
4,003,955 Thrivent International Allocation
Fund, Class S 46,125,558
3,098,952 Thrivent Large Cap Growth Fund,
Class S
h
58,911,085
3,216,901 Thrivent Large Cap Value Fund,
Class S 88,529,111
3,290,315 Thrivent Limited Maturity Bond
Fund, Class S 41,852,803
715,315 Thrivent Mid Cap Stock Fund,
Class S 27,532,490
216,153 Thrivent Small Cap Stock Fund,
Class S 7,483,233
Total 463,597,514
Total Registered Investment
Companies (cost $350,940,151) 484,470,140

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 39.3% ) Value
Asset-Backed Securities (2.1%)
522 Funding CLO, Ltd.
$ 475,000
1.788%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,i
$ 474,134
Access Group, Inc.
96,592
0.606%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
95,709
Aimco CLO 10, Ltd.
400,000
1.504%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
400,119
Aimco CLO 11, Ltd.
650,000
1.564%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,i
650,844
Arch Street CLO, Ltd.
300,000
2.497%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,i
300,032
300,000
3.647%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,i
300,031
Ares CLO, Ltd.
550,000
1.590%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
550,206
Ares XXXIIR CLO, Ltd.
525,000
2.194%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,i
525,037
Buttermilk Park CLO, Ltd.
925,000
1.584%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
925,328
Carlyle Global Market Strategies
CLO, Ltd.
600,000
1.634%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
600,150
CarVal CLO II, Ltd.
475,000
1.688%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,i
474,726
275,000
2.188%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,i
274,322
CBAM, Ltd.
600,000
1.464%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
600,074
Cent CLO, LP
175,000
2.476%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
175,092
CIFC Funding, Ltd.
250,000
1.788%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,i
250,526
Colony American Finance Trust
619,959
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
654,626
Principal
Amount Long-Term Fixed Income (39.3%) Value
Asset-Backed Securities (2.1%) - continued
Commonbond Student Loan Trust
$ 89,054
0.606%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
$ 88,451
CoreVest American Finance Trust
777,712
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
811,159
Dryden 36 Senior Loan Fund
375,000
2.234%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,i
375,140
Dryden Senior Loan Fund
500,000
1.590%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
500,199
Earnest Student Loan Program,
LLC
68,739
3.020%,  5/25/2034, Ser.
2016-B, Class A2
i
68,830
ECMC Group Student Loan Trust
437,900
1.256%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,i
442,371
Flatiron CLO, Ltd.
250,000
1.998%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,i
250,348
Galaxy XIX CLO, Ltd.
350,000
2.026%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,i
350,042
Galaxy XX CLO, Ltd.
550,000
1.188%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
549,301
Golub Capital Partners, Ltd.
445,998
1.338%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,i
446,038
468,000
1.388%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
467,091
Harley Marine Financing, LLC
1,179,064
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
1,105,004
Home Partners of America Trust
696,070
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
710,236
679,967
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
703,574
Laurel Road Prime Student Loan
Trust
405,828
5.600%,  11/25/2043, Ser.
2018-D, Class A
b,i
420,629
Longfellow Place CLO, Ltd.
900,000
1.934%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,i
899,996
250,000
2.484%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,i
250,033

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.3%) Value
Asset-Backed Securities (2.1%) - continued
Madison Park Funding XIV, Ltd.
$ 400,000
1.584%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
$ 400,073
Madison Park Funding, Ltd.
425,000
2.288%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,i
425,179
Magnetite XII, Ltd.
525,000
1.284%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
525,110
Mercury Financial Credit Card
Master Trust
400,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
i
401,059
Mountain View CLO, Ltd.
375,000
1.304%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
374,354
MRA Issuance Trust
900,000
1.456%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
b,i
900,256
National Collegiate Trust
181,098
0.401%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
177,852
Neuberger Berman CLO, Ltd.
250,000
1.214%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
249,872
Octagon Investment Partners 32,
Ltd.
575,000
2.234%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,i
575,058
Octagon Investment Partners XVI,
Ltd.
100,000
1.590%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
100,035
OZLM IX, Ltd.
275,000
1.738%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,i
275,209
OZLM VIII, Ltd.
763,987
1.360%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
764,175
Palmer Square CLO, Ltd.
450,000
2.241%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,i
448,811
Palmer Square Loan Funding, Ltd.
300,000
1.838%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
300,161
Pretium Mortgage Credit Partners,
LLC
396,806
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
i,j
400,295
Principal
Amount Long-Term Fixed Income (39.3%) Value
Asset-Backed Securities (2.1%) - continued
Progress Residential Trust
$ 300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
i
$ 299,666
Shackleton 2015-VII-R CLO, Ltd.
650,000
1.304%,  (LIBOR 3M +
1.150%), 7/15/2031, Ser.
2015-7RA, Class AR
b,d,i
650,069
Shackleton CLO, Ltd.
350,000
1.354%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,i
350,000
SLM Student Loan Trust
137,324
0.506%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
135,009
Sound Point CLO XIV, Ltd.
550,000
2.223%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,i
548,162
Sound Point CLO XV, Ltd.
575,000
2.251%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,i
575,065
Sound Point CLO XXI, Ltd.
350,000
1.626%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,i
350,109
THL Credit Wind River CLO, Ltd.
300,000
1.618%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,i
301,018
Upstart Securitization Trust
262,655
1.702%,  11/20/2030, Ser.
2020-3, Class A
i
264,611
VCAT Asset Securitization, LLC
225,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
i,j
224,905
Voya CLO, Ltd.
299,532
1.384%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
299,441
Whitebox CLO II, Ltd.
250,000
2.426%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,i
250,404
Total 26,255,356
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
275,000 2.700%,  5/15/2040 268,192
Alcoa Nederland Holding BV
120,000 5.500%,  12/15/2027
i
129,900
Anglo American Capital plc
100,000 4.875%,  5/14/2025
i
112,825
BWAY Holding Company
100,000 5.500%,  4/15/2024
i
100,375
Chemours Company
70,000 5.750%,  11/15/2028
i
74,363
Cleveland-Cliffs, Inc.
80,000 5.875%,  6/1/2027 83,900
60,000 4.625%,  3/1/2029
i
61,125

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.3%) Value
Basic Materials (0.4%) - continued
$ 60,000 4.875%,  3/1/2031
i
$ 61,050
Consolidated Energy Finance SA
100,000 6.875%,  6/15/2025
i
100,375
DowDuPont, Inc.
150,000 4.493%,  11/15/2025 170,395
First Quantum Minerals, Ltd.
195,000 7.500%,  4/1/2025
i
202,434
Freeport-McMoRan, Inc.
100,000 4.125%,  3/1/2028 105,427
180,000 4.250%,  3/1/2030 193,500
Glencore Funding, LLC
23,000 4.125%,  5/30/2023
i
24,500
235,000 4.000%,  3/27/2027
i
259,712
Hecla Mining Company
40,000 7.250%,  2/15/2028 43,750
Hudbay Minerals, Inc.
100,000 4.500%,  4/1/2026
i
101,500
Ingevity Corporation
140,000 3.875%,  11/1/2028
i
139,451
International Paper Company
222,000 4.350%,  8/15/2048 261,515
Kinross Gold Corporation
80,000 5.950%,  3/15/2024 89,496
245,000 4.500%,  7/15/2027 278,685
Kraton Polymers, LLC
125,000 4.250%,  12/15/2025
i
126,875
Mercer International, Inc.
90,000 5.125%,  2/1/2029
i
93,038
Norbord, Inc.
80,000 5.750%,  7/15/2027
i
87,176
Novelis Corporation
95,000 5.875%,  9/30/2026
i
99,103
60,000 4.750%,  1/30/2030
i
62,400
OCI NV
116,000 4.625%,  10/15/2025
i
120,930
Olin Corporation
190,000 5.125%,  9/15/2027 198,364
SCIH Salt Holdings, Inc.
70,000 4.875%,  5/1/2028
i
69,825
Sherwin-Williams Company
100,000 3.125%,  6/1/2024 107,124
Steel Dynamics, Inc.
180,000 1.650%,  10/15/2027 177,658
Teck Resources, Ltd.
301,000 6.125%,  10/1/2035 374,433
United States Steel Corporation
160,000 6.875%,  3/1/2029 167,000
Vale Overseas, Ltd.
120,000 6.250%,  8/10/2026 143,400
70,000 6.875%,  11/21/2036 95,113
Venator Finance SARL
100,000 5.750%,  7/15/2025
i
98,750
WestRock Company
70,000 3.750%,  3/15/2025 76,607
Total 4,960,266
Capital Goods (0.7%)
AECOM
230,000 5.125%,  3/15/2027 255,875
Principal
Amount Long-Term Fixed Income (39.3%) Value
Capital Goods (0.7%) - continued
Amsted Industries, Inc.
$ 115,000 5.625%,  7/1/2027
i
$ 121,900
Ardagh Packaging Finance plc
200,000 5.250%,  8/15/2027
i
204,417
BAE Systems plc
350,000 1.900%,  2/15/2031
i
330,858
Boeing Company
415,000 5.930%,  5/1/2060 541,575
185,000 5.040%,  5/1/2027 212,559
212,000 5.150%,  5/1/2030 246,569
325,000 5.705%,  5/1/2040 403,041
Bombardier, Inc.
100,000 7.500%,  3/15/2025
i
99,812
100,000 7.875%,  4/15/2027
i
99,750
Brand Industrial Services, Inc.
55,000 8.500%,  7/15/2025
i
56,100
BWAY Holding Company
110,000 7.250%,  4/15/2025
i
106,975
Carrier Global Corporation
270,000 3.577%,  4/5/2050 271,537
275,000 2.700%,  2/15/2031 277,954
Cintas Corporation No. 2
125,000 3.700%,  4/1/2027 139,712
CNH Industrial NV
110,000 3.850%,  11/15/2027 121,947
Cornerstone Building Brands, Inc.
140,000 6.125%,  1/15/2029
i
149,286
Covanta Holding Corporation
50,000 6.000%,  1/1/2027 52,250
80,000 5.000%,  9/1/2030 82,100
CP Atlas Buyer, Inc.
90,000 7.000%,  12/1/2028
i
93,340
Crown Cork & Seal Company, Inc.
160,000 7.375%,  12/15/2026 194,400
Emerson Electric Company
275,000 1.800%,  10/15/2027 279,455
GFL Environmental, Inc.
30,000 4.000%,  8/1/2028
i
28,708
90,000 3.500%,  9/1/2028
i
86,647
H&E Equipment Services, Inc.
100,000 3.875%,  12/15/2028
i
97,625
Howmet Aerospace, Inc.
140,000 6.875%,  5/1/2025 162,400
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 219,197
Jeld-Wen, Inc.
80,000 6.250%,  5/15/2025
i
85,500
30,000 4.625%,  12/15/2025
i
30,600
L3Harris Technologies, Inc.
309,000 3.950%,  5/28/2024 335,743
Lockheed Martin Corporation
184,000 4.500%,  5/15/2036 224,564
40,000 6.150%,  9/1/2036 56,370
Meritor, Inc.
70,000 4.500%,  12/15/2028
i
70,875
NESCO Holdings II, Inc.
35,000 5.500%,  4/15/2029
i
36,050
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 332,073

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.3%) Value
Capital Goods (0.7%) - continued
Owens-Brockway Glass Container,
Inc.
$ 80,000 5.875%,  8/15/2023
i
$ 86,600
Raytheon Technologies
Corporation
270,000 4.125%,  11/16/2028 306,512
Republic Services, Inc.
125,000 2.900%,  7/1/2026 134,347
Roper Technologies, Inc.
75,000 3.650%,  9/15/2023 80,158
104,000 4.200%,  9/15/2028 118,768
165,000 1.750%,  2/15/2031 154,484
SRM Escrow Issuer, LLC
115,000 6.000%,  11/1/2028
i
121,882
Standard Industries, Inc.
200,000 4.375%,  7/15/2030
i
200,500
Textron, Inc.
275,000 3.375%,  3/1/2028 294,226
Titan Acquisition, Ltd.
45,000 7.750%,  4/15/2026
i
46,744
TransDigm, Inc.
75,000 6.250%,  3/15/2026
i
79,406
325,000 5.500%,  11/15/2027 338,195
20,000 4.625%,  1/15/2029
i
19,710
United Rentals North America, Inc.
140,000 4.875%,  1/15/2028 148,225
90,000 4.000%,  7/15/2030 92,302
United Technologies Corporation
200,000 4.450%,  11/16/2038 235,401
175,000 3.750%,  11/1/2046 188,253
Waste Pro USA, Inc.
50,000 5.500%,  2/15/2026
i
51,000
WESCO Distribution, Inc.
120,000 7.250%,  6/15/2028
i
133,200
Total 8,937,677
Collateralized Mortgage Obligations (1.7%)
Alternative Loan Trust
153,039
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 122,473
Bellemeade Re, Ltd.
93,341
1.706%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
93,402
112,143
1.206%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
112,189
450,000
1.760%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,i
451,109
BRAVO Residential Funding Trust
175,355
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
180,171
CHL Mortgage Pass-Through Trust
946,370
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 738,138
CIM Trust
551,675
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,i
583,847
Principal
Amount Long-Term Fixed Income (39.3%) Value
Collateralized Mortgage Obligations (1.7%) -
continued
Citicorp Mortgage Securities, Inc.
$ 319,896
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 $ 318,286
Countrywide Alternative Loan Trust
160,859
2.746%,  10/25/2035, Ser.
2005-43, Class 4A1
b
156,650
143,500
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 74,937
435,355
7.000%,  10/25/2037, Ser.
2007-24, Class A10 228,881
Countrywide Home Loans, Inc.
97,598
5.750%,  4/25/2037, Ser.
2007-3, Class A27 70,826
Credit Suisse Mortgage Trust
464,693
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
492,776
1,127,442
3.460%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,i
1,140,515
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
39,017
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 34,323
Federal Home Loan Mortgage
Corporation - REMIC
5,099,118
2.000%,  11/25/2050, Ser.
5038, Class NI
k
645,691
419,004
3.000%,  2/15/2033, Ser.
4170, Class IG
k
42,480
420,457
3.000%,  3/15/2033, Ser.
4180, Class PI
k
47,474
Federal National Mortgage
Association
7,009,083
1.500%,  11/25/2035, Ser.
2020-99, Class IG
k
390,764
Federal National Mortgage
Association - REMIC
814,901
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
46,105
Foundation Finance Trust
450,000
1.270%,  5/15/2041, Ser.
2021-1A, Class A
i
448,281
FWD Securitization Trust
358,908
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
371,590
Galton Funding Mortgage Trust
2018-2
81,878
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
82,595
Genworth Mortgage Insurance
Corporation
600,000
2.160%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,i
602,559
GS Mortgage-Backed Securities
Trust
208,623
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
211,712
GSR Mortgage Loan Trust
694,186
3.372%,  9/25/2034, Ser.
2004-11, Class 2A2
b
730,310

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.3%) Value
Collateralized Mortgage Obligations (1.7%) -
continued
Legacy Mortgage Asset Trust
$ 312,690
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
i,j
$ 316,238
LHOME Mortgage Trust
475,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,i
475,316
MASTR Alternative Loans Trust
252,905
0.556%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
36,261
Merrill Lynch Alternative Note
Asset Trust
92,663
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 57,167
MRA Issuance Trust
375,000
1.853%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
b,i
374,993
950,000
1.265%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
b,i
950,000
New York Mortgage Trust
459,636
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,i
461,672
Oak Street Investment
397,094
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
i
401,285
Oaktown Re, Ltd.
550,000
1.660%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,i
552,868
Preston Ridge Partners Mortgage
Trust, LLC
377,046
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
380,073
489,881
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,i
490,013
Pretium Mortgage Credit Partners,
LLC
295,342
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
i,j
295,298
RCO Mortgage, LLC
629,399
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,j
630,595
Residential Accredit Loans, Inc.
Trust
141,098
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 139,312
53,645
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 53,588
Residential Asset Securitization
Trust
541,968
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 462,211
Sequoia Mortgage Trust
339,302
2.926%,  9/20/2046, Ser.
2007-1, Class 4A1
b
263,675
Silver Hill Trust
220,750
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
229,302
Principal
Amount Long-Term Fixed Income (39.3%) Value
Collateralized Mortgage Obligations (1.7%) -
continued
Starwood Mortgage Residential
Trust
$ 123,007
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
$ 124,957
Toorak Mortgage Corporation
687,198
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
696,678
Vericrest Opportunity Loan
Transferee
367,313
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
i,j
365,501
256,013
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
i,j
255,881
300,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
i,j
299,334
477,413
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
i,j
477,091
300,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
i,j
299,802
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
i,j
299,730
293,098
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
i,j
293,115
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
i,j
200,168
325,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
i,j
324,895
Verus Securitization Trust
135,575
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
135,774
334,483
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
340,713
284,417
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
289,776
231,986
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,i
235,434
705,739
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,i
718,631
WaMu Mortgage Pass Through
Certificates
59,629
3.016%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
58,878
55,056
3.040%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
55,225
Total 20,459,534
Commercial Mortgage-Backed Securities (0.2%)
BBCMS Mortgage Trust
2,994,471
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,k
405,447
BFLD Trust
450,000
1.265%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,i
452,795
150,000
1.815%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,i
151,127
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
261,929
3.000%,  3/15/2045, Ser.
4741, Class GA 270,488

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.3%) Value
Commercial Mortgage-Backed Securities (0.2%)
- continued
GS Mortgage Securities Trust
$ 795,517
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 $ 848,044
Morgan Stanley Capital I Trust
2,944,726
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,k
406,198
Total 2,534,099
Communications Services (1.3%)
Altice France SA
130,000 5.125%,  7/15/2029
i
130,162
AMC Networks, Inc.
120,000 4.250%,  2/15/2029 118,500
American Tower Corporation
135,000 2.900%,  1/15/2030 139,405
300,000 2.100%,  6/15/2030 288,229
AT&T, Inc.
161,000 3.500%,  9/15/2053
i
148,098
275,000 2.300%,  6/1/2027 282,085
275,000 4.350%,  3/1/2029 312,136
175,000 5.250%,  3/1/2037 213,023
200,000 4.900%,  8/15/2037 236,955
160,000 5.550%,  8/15/2041 200,797
375,000 3.100%,  2/1/2043 346,904
British Telecommunications plc
250,000 4.500%,  12/4/2023 273,389
CCO Holdings, LLC
125,000 5.500%,  5/1/2026
i
129,000
180,000 5.125%,  5/1/2027
i
188,382
190,000 4.750%,  3/1/2030
i
198,312
110,000 4.500%,  8/15/2030
i
111,913
Cengage Learning, Inc.
140,000 9.500%,  6/15/2024
i
142,800
Charter Communications
Operating, LLC
77,000 6.834%,  10/23/2055 109,718
150,000 4.500%,  2/1/2024 163,956
225,000 4.200%,  3/15/2028 249,500
360,000 3.500%,  6/1/2041 346,305
330,000 6.484%,  10/23/2045 436,535
Clear Channel Worldwide
Holdings, Inc.
120,000 7.750%,  4/15/2028
i
123,547
Comcast Corporation
185,000 4.049%,  11/1/2052 211,953
140,000 3.950%,  10/15/2025 157,200
225,000 4.250%,  10/15/2030 261,104
145,000 4.400%,  8/15/2035 171,618
212,000 4.750%,  3/1/2044 263,094
125,000 4.600%,  8/15/2045 153,216
Consolidated Communications,
Inc.
60,000 5.000%,  10/1/2028
i
60,900
Cox Communications, Inc.
225,000 3.350%,  9/15/2026
i
243,521
Crown Castle International
Corporation
67,000 3.200%,  9/1/2024 71,792
CSC Holdings, LLC
90,000 5.500%,  5/15/2026
i
92,556
140,000 5.375%,  2/1/2028
i
147,335
Principal
Amount Long-Term Fixed Income (39.3%) Value
Communications Services (1.3%) - continued
$ 30,000 4.125%,  12/1/2030
i
$ 29,850
Cumulus Media New Holdings,
Inc.
90,000 6.750%,  7/1/2026
i
92,250
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 251,510
DISH DBS Corporation
80,000 7.375%,  7/1/2028 86,394
Embarq Corporation
50,000 7.995%,  6/1/2036 58,219
Entercom Media Corporation
70,000 6.500%,  5/1/2027
i
71,750
Fox Corporation
165,000 3.500%,  4/8/2030 177,081
Front Range BidCo, Inc.
140,000 4.000%,  3/1/2027
i
139,020
90,000 6.125%,  3/1/2028
i
92,588
Frontier Communications
Corporation
70,000 5.875%,  10/15/2027
i
74,375
GCI, LLC
90,000 4.750%,  10/15/2028
i
92,700
Hughes Satellite Systems
Corporation
80,000 6.625%,  8/1/2026 88,400
iHeartCommunications, Inc.
100,000 4.750%,  1/15/2028
i
103,000
LCPR Senior Secured Financing
DAC
80,000 6.750%,  10/15/2027
i
86,000
Level 3 Financing, Inc.
140,000 4.625%,  9/15/2027
i
144,375
250,000 4.250%,  7/1/2028
i
251,902
Ligado Networks, LLC
54,047
0.000%,PIK 15.500%,
11/1/2023
f,i
53,236
Meredith Corporation
140,000 6.500%,  7/1/2025
i
149,450
NBN Company, Ltd.
425,000 2.625%,  5/5/2031
d,i
428,668
Netflix, Inc.
275,000 4.875%,  4/15/2028 316,594
Nexstar Escrow Corporation
160,000 5.625%,  7/15/2027
i
169,000
Nielsen Finance, LLC
130,000 5.625%,  10/1/2028
i
138,612
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 105,028
90,000 4.200%,  6/1/2030 101,417
Radiate Holdco, LLC
60,000 6.500%,  9/15/2028
i
62,464
Scripps Escrow II, Inc.
60,000 5.375%,  1/15/2031
i
60,825
Scripps Escrow, Inc.
70,000 5.875%,  7/15/2027
i
73,655
SFR Group SA
240,000 7.375%,  5/1/2026
i
248,832
Sinclair Television Group, Inc.
150,000 5.500%,  3/1/2030
i
149,062

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.3%) Value
Communications Services (1.3%) - continued
Sirius XM Radio, Inc.
$ 110,000 5.000%,  8/1/2027
i
$ 115,192
55,000 4.125%,  7/1/2030
i
55,000
Sprint Capital Corporation
135,000 6.875%,  11/15/2028 170,104
95,000 8.750%,  3/15/2032 140,837
Sprint Corporation
315,000 7.625%,  2/15/2025 374,063
Telefonica Emisiones SAU
150,000 4.570%,  4/27/2023 161,557
Terrier Media Buyer, Inc.
70,000 8.875%,  12/15/2027
i
76,038
Time Warner Entertainment
Company, LP
270,000 8.375%,  3/15/2023 308,174
T-Mobile USA, Inc.
300,000 3.750%,  4/15/2027
i
330,456
140,000 2.875%,  2/15/2031 136,675
250,000 4.375%,  4/15/2040
i
277,415
United States Cellular Corporation
80,000 6.700%,  12/15/2033 100,002
Uniti Group, LP
50,000 6.500%,  2/15/2029
i
49,702
Univision Communications, Inc.
170,000 6.625%,  6/1/2027
i
184,238
VeriSign, Inc.
80,000 4.750%,  7/15/2027 85,187
Verizon Communications, Inc.
270,000 3.700%,  3/22/2061 273,113
100,000
1.298%,  (LIBOR 3M +
1.100%), 5/15/2025
b
102,424
180,000 2.100%,  3/22/2028 181,634
605,000 4.272%,  1/15/2036 697,056
475,000 2.650%,  11/20/2040 440,070
Viacom, Inc.
120,000 5.850%,  9/1/2043 153,541
ViaSat, Inc.
140,000 5.625%,  9/15/2025
i
143,150
Vodafone Group plc
100,000 4.875%,  6/19/2049 121,347
VTR Finance NV
75,000 6.375%,  7/15/2028
i
81,000
Walt Disney Company
300,000 2.200%,  1/13/2028 307,899
225,000 2.650%,  1/13/2031 231,517
175,000 3.500%,  5/13/2040 187,011
Ziggo BV
130,000 5.500%,  1/15/2027
i
135,210
Total 16,239,809
Consumer Cyclical (1.2%)
1011778 B.C., ULC
160,000 4.375%,  1/15/2028
i
162,000
Allied Universal Holdco, LLC
130,000 6.625%,  7/15/2026
i
137,475
Allison Transmission, Inc
130,000 3.750%,  1/30/2031
i
125,450
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 230,646
120,000 4.050%,  8/22/2047 141,846
Principal
Amount Long-Term Fixed Income (39.3%) Value
Consumer Cyclical (1.2%) - continued
American Axle & Manufacturing,
Inc.
$ 155,000 6.500%,  4/1/2027
g
$ 163,719
American Honda Finance
Corporation
200,000 2.150%,  9/10/2024 209,457
Boyne USA, Inc.
80,000 4.750%,  5/15/2029
i
82,200
Brookfield Residential Properties,
Inc.
230,000 6.250%,  9/15/2027
i
243,800
Caesars Entertainment, Inc.
35,000 8.125%,  7/1/2027
i
38,891
Carnival Corporation
90,000 11.500%,  4/1/2023
i
103,428
50,000 10.500%,  2/1/2026
i
58,932
30,000 7.625%,  3/1/2026
i
32,850
145,000 5.750%,  3/1/2027
i
152,885
Cedar Fair, LP
110,000 5.250%,  7/15/2029 113,114
Cinemark USA, Inc.
120,000 5.875%,  3/15/2026
i
124,350
Clarios Global, LP
50,000 8.500%,  5/15/2027
i
54,000
Colt Merger Sub, Inc.
230,000 6.250%,  7/1/2025
i
244,536
CVS Health Corporation
275,000 3.625%,  4/1/2027 304,075
D.R. Horton, Inc.
275,000 2.600%,  10/15/2025 291,006
Dana, Inc.
115,000 5.625%,  6/15/2028 123,912
Empire Communities Corporation
110,000 7.000%,  12/15/2025
i
117,700
Ford Motor Company
90,000 9.000%,  4/22/2025 109,912
30,000 9.625%,  4/22/2030 42,075
110,000 7.450%,  7/16/2031 141,487
Ford Motor Credit Company, LLC
365,000 4.063%,  11/1/2024 384,294
270,000 4.134%,  8/4/2025 284,512
Forestar Group, Inc.
70,000 3.850%,  5/15/2026
i
70,731
Gap, Inc.
60,000 8.625%,  5/15/2025
i
66,402
General Motors Company
300,000 6.125%,  10/1/2025 356,042
300,000 6.800%,  10/1/2027 377,190
General Motors Financial
Company, Inc.
210,000 3.150%,  6/30/2022 215,681
80,000 3.950%,  4/13/2024 86,534
Hanesbrands, Inc.
145,000 4.875%,  5/15/2026
i
155,264
Herc Holdings, Inc.
100,000 5.500%,  7/15/2027
i
105,750
Hilton Domestic Operating
Company, Inc.
260,000 4.875%,  1/15/2030 277,230
Home Depot, Inc.
205,000 5.400%,  9/15/2040 274,428

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.3%) Value
Consumer Cyclical (1.2%) - continued
$ 120,000 4.250%,  4/1/2046 $ 143,621
395,000 3.900%,  6/15/2047 448,784
Hyundai Capital America
165,000 1.250%,  9/18/2023
i
166,429
325,000 1.800%,  1/10/2028
i
315,405
International Game Technology plc
105,000 5.250%,  1/15/2029
i
111,340
KB Home
140,000 4.800%,  11/15/2029 150,850
Kohl's Corporation
450,000 3.375%,  5/1/2031 459,429
275,000 5.550%,  7/17/2045 328,434
L Brands, Inc.
170,000 6.625%,  10/1/2030
i
195,918
30,000 6.875%,  11/1/2035 36,375
Landry's, Inc.
90,000 6.750%,  10/15/2024
i
91,125
Lennar Corporation
150,000 4.875%,  12/15/2023 164,058
375,000 4.750%,  5/30/2025 421,774
Levi Strauss & Company
80,000 3.500%,  3/1/2031
i
79,800
Live Nation Entertainment, Inc.
70,000 3.750%,  1/15/2028
i
69,744
Magic MergerCo, Inc.
95,000 5.250%,  5/1/2028
i
96,187
Marriott International, Inc.
275,000 5.750%,  5/1/2025 316,564
Mastercard, Inc.
140,000 3.950%,  2/26/2048 162,618
Mattamy Group Corporation
150,000 5.250%,  12/15/2027
i
157,125
McDonald's Corporation
275,000 2.125%,  3/1/2030 272,373
250,000 4.450%,  3/1/2047 293,834
MGM Resorts International
225,000 6.000%,  3/15/2023 240,750
Owl Rock Capital Corporation
400,000 3.400%,  7/15/2026 414,803
PetSmart, Inc.
90,000 4.750%,  2/15/2028
i
92,812
80,000 7.750%,  2/15/2029
i
86,678
Prime Security Services Borrower,
LLC
265,000 5.750%,  4/15/2026
i
289,865
Real Hero Merger Sub 2, Inc.
70,000 6.250%,  2/1/2029
i
72,418
Realogy Group, LLC
110,000 5.750%,  1/15/2029
i
114,125
Rite Aid Corporation
50,000 7.500%,  7/1/2025
i
51,813
Royal Caribbean Cruises, Ltd.
120,000 9.125%,  6/15/2023
i
132,475
80,000 11.500%,  6/1/2025
i
92,675
55,000 5.500%,  4/1/2028
i
57,679
Scientific Games International, Inc.
150,000 5.000%,  10/15/2025
i
154,875
120,000 7.250%,  11/15/2029
i
131,990
Principal
Amount Long-Term Fixed Income (39.3%) Value
Consumer Cyclical (1.2%) - continued
SeaWorld Parks and
Entertainment, Inc.
$ 70,000 9.500%,  8/1/2025
i
$ 76,007
Six Flags Entertainment
Corporation
35,000 5.500%,  4/15/2027
g,i
36,138
Six Flags Theme Parks, Inc.
90,000 7.000%,  7/1/2025
i
97,233
Staples, Inc.
190,000 7.500%,  4/15/2026
i
196,650
Target Corporation
275,000 2.250%,  4/15/2025 289,492
Tenneco, Inc.
70,000 5.000%,  7/15/2026
g
67,803
TJX Companies, Inc.
75,000 3.750%,  4/15/2027 84,021
175,000 3.875%,  4/15/2030 196,976
Uber Technologies, Inc.
70,000 6.250%,  1/15/2028
i
76,049
ViacomCBS, Inc.
300,000 4.200%,  5/19/2032 334,532
Visa, Inc.
135,000 2.700%,  4/15/2040 134,020
Vista Outdoor, Inc.
120,000 4.500%,  3/15/2029
i
119,926
Volkswagen Group of America
Finance, LLC
275,000 4.250%,  11/13/2023
i
299,125
Walmart, Inc.
175,000 3.250%,  7/8/2029 194,039
Wyndham Destinations, Inc.
80,000 6.625%,  7/31/2026
i
91,700
Wyndham Hotels & Resorts, Inc.
45,000 4.375%,  8/15/2028
i
46,449
Yum! Brands, Inc.
130,000 4.750%,  1/15/2030
i
139,100
ZF North America Capital, Inc.
60,000 4.750%,  4/29/2025
i
64,721
Total 15,162,530
Consumer Non-Cyclical (1.7%)
Abbott Laboratories
37,000 3.750%,  11/30/2026 41,844
340,000 4.750%,  11/30/2036 425,621
AbbVie, Inc.
150,000 2.950%,  11/21/2026 160,641
100,000 4.500%,  5/14/2035 117,263
325,000 4.300%,  5/14/2036 372,481
200,000 4.850%,  6/15/2044 243,693
94,000 4.700%,  5/14/2045 111,901
350,000 4.875%,  11/14/2048 432,029
Albertson's Companies, Inc.
100,000 7.500%,  3/15/2026
i
110,000
155,000 3.500%,  3/15/2029
i
148,800
Altria Group, Inc.
65,000 4.400%,  2/14/2026 73,407
360,000 5.800%,  2/14/2039 435,573
Amgen, Inc.
275,000 3.375%,  2/21/2050 273,088
75,000 3.125%,  5/1/2025 81,039

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.3%) Value
Consumer Non-Cyclical (1.7%) - continued
Anheuser-Busch Companies, LLC
$ 265,000 3.650%,  2/1/2026 $ 293,319
320,000 4.700%,  2/1/2036 378,804
Anheuser-Busch InBev Worldwide,
Inc.
500,000 4.750%,  4/15/2058 585,934
250,000 4.375%,  4/15/2038 284,540
Anthem, Inc.
250,000 3.125%,  5/15/2050 240,510
220,000 4.625%,  5/15/2042 261,646
Aramark Services, Inc.
70,000 6.375%,  5/1/2025
i
74,462
AstraZeneca plc
325,000 1.375%,  8/6/2030 299,187
BAT Capital Corporation
570,000 4.540%,  8/15/2047 561,412
Bausch Health Companies, Inc.
75,000 5.000%,  1/30/2028
i
76,125
150,000 5.000%,  2/15/2029
i
150,231
Baxalta, Inc.
105,000 4.000%,  6/23/2025 116,420
Becton, Dickinson and Company
225,000 3.794%,  5/20/2050 239,263
187,000 3.734%,  12/15/2024 204,721
160,000 3.700%,  6/6/2027 177,798
Campbell Soup Company
90,000 2.375%,  4/24/2030 89,386
Cargill, Inc.
200,000 3.250%,  5/23/2029
i
215,333
Centene Corporation
90,000 4.250%,  12/15/2027 94,330
30,000 4.625%,  12/15/2029 32,475
190,000 3.000%,  10/15/2030 188,575
Central Garden & Pet Company
135,000 4.125%,  10/15/2030 139,248
Cigna Corporation
295,000 4.800%,  8/15/2038 356,251
Clorox Company
270,000 3.100%,  10/1/2027 293,119
Community Health Systems, Inc.
50,000 5.625%,  3/15/2027
i
53,000
70,000 6.000%,  1/15/2029
i
73,687
130,000 6.875%,  4/15/2029
i
135,850
Conagra Brands, Inc.
175,000 4.300%,  5/1/2024 193,000
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 207,702
110,000 2.875%,  5/1/2030 113,734
CVS Health Corporation
595,000 4.875%,  7/20/2035 709,220
DaVita, Inc.
140,000 4.625%,  6/1/2030
i
141,750
DENTSPLY SIRONA, Inc.
350,000 3.250%,  6/1/2030 368,225
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
i
63,750
Encompass Health Corporation
170,000 4.500%,  2/1/2028 176,162
Endo Finance, LLC
65,000 9.500%,  7/31/2027
i
68,900
Principal
Amount Long-Term Fixed Income (39.3%) Value
Consumer Non-Cyclical (1.7%) - continued
Energizer Holdings, Inc.
$ 120,000 4.750%,  6/15/2028
i
$ 122,700
General Mills, Inc.
150,000 2.875%,  4/15/2030 155,635
H. J. Heinz Company
30,000 5.200%,  7/15/2045 35,493
HCA, Inc.
450,000 5.375%,  2/1/2025 501,493
400,000 5.500%,  6/15/2047 501,622
HLF Financing SARL, LLC
120,000 7.250%,  8/15/2026
i
125,400
Illumina, Inc.
120,000 9.000%,  7/1/2028
i
134,400
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
i
212,858
JBS Investments II GmbH
120,000 5.750%,  1/15/2028
i
127,524
JBS USA, LLC
100,000 5.500%,  1/15/2030
i
110,001
Keurig Dr. Pepper, Inc.
275,000 3.350%,  3/15/2051 274,506
250,000 3.200%,  5/1/2030 266,516
Kimberly-Clark Corporation
165,000 3.100%,  3/26/2030 179,221
220,000 3.900%,  5/4/2047 253,688
Kraft Foods Group, Inc.
140,000 5.000%,  6/4/2042 161,692
Kraft Heinz Foods Company
220,000 4.625%,  1/30/2029 247,887
180,000 3.750%,  4/1/2030 192,610
115,000 4.250%,  3/1/2031 126,809
Mattel, Inc.
125,000 3.375%,  4/1/2026
i
129,402
Medtronic, Inc.
13,000 4.625%,  3/15/2045 16,505
Molina Healthcare, Inc.
100,000 4.375%,  6/15/2028
i
102,750
Mondelez International, Inc.
90,000 2.750%,  4/13/2030 92,940
MPH Acquisition Holdings, LLC
90,000 5.750%,  11/1/2028
g,i
88,748
Mylan, Inc.
275,000 4.550%,  4/15/2028 312,009
Ortho-Clinical Diagnostics, Inc.
70,000 7.250%,  2/1/2028
i
76,790
Par Pharmaceutical, Inc.
160,000 7.500%,  4/1/2027
i
168,400
Pilgrim's Pride Corporation
60,000 5.875%,  9/30/2027
i
63,675
Quest Diagnostics, Inc.
300,000 2.800%,  6/30/2031 307,172
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 349,726
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
i
164,591
Royalty Pharma plc
340,000 3.550%,  9/2/2050
i
321,891
Scotts Miracle-Gro Company
140,000 4.500%,  10/15/2029 147,000

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.3%) Value
Consumer Non-Cyclical (1.7%) - continued
SEG Holding, LLC
$ 120,000 5.625%,  10/15/2028
i
$ 126,300
Simmons Foods, Inc.
130,000 4.625%,  3/1/2029
i
131,002
Smithfield Foods, Inc.
145,000 2.650%,  10/3/2021
i
146,112
Spectrum Brands, Inc.
60,000 5.000%,  10/1/2029
i
63,450
40,000 5.500%,  7/15/2030
i
43,150
Syneos Health, Inc.
110,000 3.625%,  1/15/2029
i
107,525
Sysco Corporation
500,000 6.600%,  4/1/2040 709,295
Teleflex, Inc.
140,000 4.250%,  6/1/2028
i
144,550
Tenet Healthcare Corporation
100,000 4.625%,  7/15/2024 101,510
70,000 5.125%,  5/1/2025 70,840
210,000 5.125%,  11/1/2027
i
220,248
50,000 6.125%,  10/1/2028
i
52,750
Teva Pharmaceutical Finance
Netherlands III BV
85,000 2.800%,  7/21/2023 84,161
Thermo Fisher Scientific, Inc.
165,000 4.133%,  3/25/2025 183,671
Tyson Foods, Inc.
88,000 3.550%,  6/2/2027 97,191
United Natural Foods, Inc.
110,000 6.750%,  10/15/2028
i
118,525
UnitedHealth Group, Inc.
225,000 2.950%,  10/15/2027 244,817
505,000 4.625%,  7/15/2035 616,398
VRX Escrow Corporation
385,000 6.125%,  4/15/2025
i
393,097
Zoetis, Inc.
275,000 4.700%,  2/1/2043 337,558
Total 20,749,253
Energy (1.2%)
Antero Midstream Partners, LP
50,000 5.750%,  3/1/2027
i
50,562
Antero Resources Corporation
75,000 5.000%,  3/1/2025 76,125
Apache Corporation
125,000 4.375%,  10/15/2028 127,496
70,000 5.100%,  9/1/2040 71,759
Archrock Partners, LP
105,000 6.250%,  4/1/2028
i
109,768
BP Capital Markets America, Inc.
475,000 2.939%,  6/4/2051 431,789
150,000 3.543%,  4/6/2027 164,680
Buckeye Partners, LP
50,000 4.125%,  3/1/2025
i
51,250
100,000 3.950%,  12/1/2026 100,000
Canadian Natural Resources, Ltd.
90,000 2.050%,  7/15/2025 91,854
140,000 2.950%,  7/15/2030 141,558
Cenovus Energy, Inc.
40,000 5.375%,  7/15/2025 45,480
Principal
Amount Long-Term Fixed Income (39.3%) Value
Energy (1.2%) - continued
Centennial Resource Production,
LLC
$ 110,000 6.875%,  4/1/2027
i
$ 103,673
Cheniere Energy Partners, LP
240,000 5.625%,  10/1/2026 250,200
20,000 4.500%,  10/1/2029 20,875
Chevron USA, Inc.
300,000 5.050%,  11/15/2044 381,202
Cimarex Energy Company
340,000 4.375%,  6/1/2024 370,469
CNX Resources Corporation
55,000 6.000%,  1/15/2029
i
58,702
Comstock Resources, Inc.
70,000 9.750%,  8/15/2026 76,125
ConocoPhillips
220,000 6.500%,  2/1/2039 315,726
Continental Resources, Inc.
16,000 4.500%,  4/15/2023 16,792
50,000 4.375%,  1/15/2028 54,375
85,000 5.750%,  1/15/2031
i
98,600
CrownRock Finance, Inc.
35,000 5.000%,  5/1/2029
i
35,831
Diamondback Energy, Inc.
200,000 3.500%,  12/1/2029 209,411
El Paso Pipeline Partners
Operating Company, LLC
130,000 4.300%,  5/1/2024 141,899
Enagas SA
155,000 5.500%,  1/15/2028
i
153,063
Encana Corporation
50,000 6.625%,  8/15/2037 63,117
Endeavor Energy Resources, LP
80,000 5.750%,  1/30/2028
i
85,400
Energean Israel Finance, Ltd.
95,000 4.500%,  3/30/2024
i
97,348
Energy Transfer Operating, LP
475,000 6.000%,  6/15/2048 548,133
Energy Transfer Partners, LP
155,000 4.900%,  3/15/2035 169,553
50,000 5.150%,  2/1/2043 51,741
EnLink Midstream Partners, LP
120,000 4.850%,  7/15/2026 121,200
55,000 5.600%,  4/1/2044 47,438
EOG Resources, Inc.
250,000 4.375%,  4/15/2030 288,674
EQM Midstream Partners, LP
130,000 6.500%,  7/1/2027
i
143,550
25,000 6.500%,  7/15/2048 25,366
EQT Corporation
145,000 3.900%,  10/1/2027 151,176
Equinor ASA
275,000 3.000%,  4/6/2027 297,010
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 306,187
Genesis Energy, LP
50,000 6.500%,  10/1/2025 50,250
Halliburton Company
375,000 2.920%,  3/1/2030 376,200
Harvest Midstream, LP
110,000 7.500%,  9/1/2028
i
118,525

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.3%) Value
Energy (1.2%) - continued
Hess Midstream Operations, LP
$ 80,000 5.625%,  2/15/2026
i
$ 83,000
Hilcorp Energy I, LP
100,000 5.750%,  2/1/2029
i
101,750
Kinder Morgan Energy Partners,
LP
215,000 6.500%,  9/1/2039 285,687
Magellan Midstream Partners, LP
130,000 5.000%,  3/1/2026 149,937
Marathon Oil Corporation
225,000 4.400%,  7/15/2027 250,997
Marathon Petroleum Corporation
264,000 4.750%,  12/15/2023 289,343
35,000 6.500%,  3/1/2041 46,453
MPLX, LP
250,000 4.875%,  12/1/2024 280,275
264,000 4.875%,  6/1/2025 297,665
Murphy Oil Corporation
80,000 5.875%,  12/1/2027 80,400
Nabors Industries, Ltd.
105,000 7.250%,  1/15/2026
i
92,400
National Fuel Gas Company
340,000 5.500%,  1/15/2026 394,091
Newfield Exploration Company
130,000 5.625%,  7/1/2024 145,005
128,000 5.375%,  1/1/2026 143,406
NGL Energy Operating, LLC
70,000 7.500%,  2/1/2026
i
73,325
NGL Energy Partners, LP
70,000 7.500%,  11/1/2023 68,250
NuStar Logistics, LP
100,000 5.750%,  10/1/2025 107,625
Occidental Petroleum Corporation
70,000 3.450%,  7/15/2024 70,000
215,000 2.900%,  8/15/2024 214,463
110,000 3.400%,  4/15/2026 108,783
15,000 8.500%,  7/15/2027 18,244
160,000 3.500%,  8/15/2029 152,800
60,000 6.450%,  9/15/2036 68,175
200,000 4.400%,  4/15/2046 176,000
ONEOK, Inc.
220,000 2.200%,  9/15/2025 226,176
Ovintiv, Inc.
30,000 7.375%,  11/1/2031 39,633
PBF Holding Company, LLC
100,000 9.250%,  5/15/2025
i
104,750
Pioneer Natural Resources
Company
90,000 4.450%,  1/15/2026 101,742
Plains All American Pipeline, LP
200,000 4.500%,  12/15/2026 221,515
250,000 3.550%,  12/15/2029 253,429
Range Resources Corporation
50,000 9.250%,  2/1/2026 54,904
50,000 8.250%,  1/15/2029
i
54,239
Sabine Pass Liquefaction, LLC
125,000 6.250%,  3/15/2022 129,291
150,000 5.625%,  4/15/2023 162,273
175,000 5.750%,  5/15/2024 197,558
Principal
Amount Long-Term Fixed Income (39.3%) Value
Energy (1.2%) - continued
Schlumberger Holdings
Corporation
$ 180,000 4.000%,  12/21/2025
i
$ 200,434
Southwestern Energy Company
145,000 7.500%,  4/1/2026
g
153,367
Suncor Energy, Inc.
155,000 3.600%,  12/1/2024 168,621
Sunoco Logistics Partners
Operations, LP
150,000 4.000%,  10/1/2027 161,407
Sunoco, LP
90,000 5.875%,  3/15/2028 95,175
Targa Resources Partners, LP
60,000 5.375%,  2/1/2027 62,290
60,000 5.000%,  1/15/2028 63,168
Teine Energy, Ltd.
100,000 6.875%,  4/15/2029
i
101,248
Transocean Guardian, Ltd.
87,000 5.875%,  1/15/2024
i
80,910
Transocean Proteus, Ltd.
42,000 6.250%,  12/1/2024
i
41,160
USA Compression Partners, LP
50,000 6.875%,  4/1/2026 52,435
Vine Energy Holdings, LLC
70,000 6.750%,  4/15/2029
i
70,030
W&T Offshore, Inc.
100,000 9.750%,  11/1/2023
i
88,250
Weatherford International, Ltd.
115,000 8.750%,  9/1/2024
i
120,463
80,000 11.000%,  12/1/2024
i
79,000
Western Gas Partners, LP
176,000 4.000%,  7/1/2022 180,180
Western Midstream Operating, LP
90,000 4.350%,  2/1/2025 95,144
90,000 3.950%,  6/1/2025 93,881
40,000 5.500%,  8/15/2048 40,800
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 302,446
Williams Partners, LP
100,000 4.500%,  11/15/2023 108,840
WPX Energy, Inc.
309,000 4.500%,  1/15/2030 332,870
Total 14,625,835
Financials (2.8%)
ACE INA Holdings, Inc.
138,000 4.350%,  11/3/2045 167,227
AerCap Ireland Capital DAC
14,000 4.625%,  7/1/2022 14,657
160,000 3.500%,  1/15/2025 169,480
175,000 3.875%,  1/23/2028 185,321
Aircastle, Ltd.
175,000 5.000%,  4/1/2023 187,438
325,000 2.850%,  1/26/2028
i
318,996
Ally Financial, Inc.
200,000 5.750%,  11/20/2025 229,181
American International Group, Inc.
255,000 3.750%,  7/10/2025 280,473
250,000 3.900%,  4/1/2026 277,476

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.3%) Value
Financials (2.8%) - continued
Ares Capital Corporation
$ 400,000 3.875%,  1/15/2026 $ 426,871
200,000 2.150%,  7/15/2026 197,323
Australia and New Zealand
Banking Group, Ltd.
225,000 2.570%,  11/25/2035
b,i
213,957
Aviation Capital Group, LLC
255,000 2.875%,  1/20/2022
i
258,205
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
i
122,452
135,000 4.250%,  4/15/2026
i
143,961
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
i
225,334
Banco Santander SA
400,000
1.308%,  (LIBOR 3M +
1.120%), 4/12/2023
b
405,714
Bank of America Corporation
200,000 4.200%,  8/26/2024 220,480
300,000 4.000%,  1/22/2025 330,202
225,000 3.458%,  3/15/2025
b
241,218
205,000 3.824%,  1/20/2028
b
227,222
275,000 2.496%,  2/13/2031
b
275,796
165,000 2.592%,  4/29/2031
b
166,022
325,000 1.922%,  10/24/2031
b
308,326
400,000 4.244%,  4/24/2038
b
462,540
Barclays Bank plc
46,000 10.179%,  6/12/2021
i
46,472
Barclays plc
460,000 4.972%,  5/16/2029
b
533,158
310,000 3.564%,  9/23/2035
b
315,701
BPCE SA
315,000 3.500%,  10/23/2027
i
340,851
Burford Capital Global Finance,
LLC
55,000 6.250%,  4/15/2028
i
57,090
Camden Property Trust
250,000 3.150%,  7/1/2029 266,353
CANPACK SA
110,000 3.125%,  11/1/2025
i
111,719
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 222,798
Cascades USA, Inc.
90,000 5.125%,  1/15/2026
i
95,400
Chobani, LLC
140,000 4.625%,  11/15/2028
i
144,200
CIT Group, Inc.
50,000 5.250%,  3/7/2025 56,437
Citigroup, Inc.
370,000 4.400%,  6/10/2025 413,237
160,000 3.200%,  10/21/2026 173,519
340,000 3.668%,  7/24/2028
b
374,732
120,000 4.125%,  7/25/2028 134,404
225,000 3.520%,  10/27/2028
b
244,695
162,000 4.650%,  7/23/2048 200,971
CNA Financial Corporation
100,000 3.900%,  5/1/2029 111,311
Comerica, Inc.
75,000 3.700%,  7/31/2023 80,183
Commerzbank AG
200,000 8.125%,  9/19/2023
i
229,265
Principal
Amount Long-Term Fixed Income (39.3%) Value
Financials (2.8%) - continued
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
$ 258,000 3.950%,  11/9/2022 $ 270,948
278,000 4.625%,  12/1/2023 304,936
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
i
92,813
Credit Agricole SA
250,000 3.250%,  1/14/2030
i
259,247
Credit Suisse Group AG
200,000 7.250%,  9/12/2025
b,i,l
221,360
350,000 2.193%,  6/5/2026
b,i
357,712
Danske Bank AS
200,000 3.244%,  12/20/2025
b,i
213,187
Deutsche Bank AG
410,000 3.547%,  9/18/2031
b
429,214
300,000 3.729%,  1/14/2032
b
297,289
Discover Bank
260,000 4.682%,  8/9/2028
b
276,900
Drawbridge Special Opportunities
Fund, LP
140,000 3.875%,  2/15/2026
i
144,187
Duke Realty, LP
150,000 2.875%,  11/15/2029 155,298
ERP Operating, LP
54,000 3.375%,  6/1/2025 58,608
ESH Hospitality, Inc.
90,000 5.250%,  5/1/2025
i
91,827
70,000 4.625%,  10/1/2027
i
74,200
Fidelity National Financial, Inc.
250,000 5.500%,  9/1/2022 265,967
First Horizon National Corporation
350,000 4.000%,  5/26/2025 385,950
Fortress Transportation
70,000 6.500%,  10/1/2025
i
72,800
Fortress Transportation and
Infrastructure Investors, LLC
20,000 5.500%,  5/1/2028
i
20,725
GE Capital Funding, LLC
875,000 4.400%,  5/15/2030
i
995,177
GE Capital International Funding
Company
210,000 4.418%,  11/15/2035 241,604
Global Net Lease, Inc.
145,000 3.750%,  12/15/2027
i
143,555
Goldman Sachs Group, Inc.
176,000 2.908%,  6/5/2023
b
180,613
200,000 3.625%,  2/20/2024 215,744
85,000 1.992%,  1/27/2032
b
80,735
540,000 2.615%,  4/22/2032
b
542,635
210,000 4.750%,  10/21/2045 262,920
HCP, Inc.
100,000 3.400%,  2/1/2025 108,048
Healthpeak Properties, Inc.
175,000 2.875%,  1/15/2031 181,303
HSBC Holdings plc
200,000 6.875%,  6/1/2021
b,l
199,940
275,000 3.803%,  3/11/2025
b
296,505
350,000 3.900%,  5/25/2026 387,802
300,000 4.950%,  3/31/2030 354,245
Icahn Enterprises, LP
135,000 6.375%,  12/15/2025 139,352

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.3%) Value
Financials (2.8%) - continued
$ 80,000 6.250%,  5/15/2026 $ 84,328
ING Groep NV
250,000 4.100%,  10/2/2023 270,718
International Lease Finance
Corporation
80,000 5.875%,  8/15/2022 85,419
Iron Mountain, Inc.
150,000 4.875%,  9/15/2027
i
156,000
iStar, Inc.
100,000 4.250%,  8/1/2025 101,340
J.P. Morgan Chase & Company
200,000 3.875%,  9/10/2024 218,759
145,000 3.125%,  1/23/2025 156,339
250,000 1.040%,  2/4/2027
b
245,275
270,000 1.578%,  4/22/2027
b
271,185
275,000 4.203%,  7/23/2029
b
313,578
175,000 2.522%,  4/22/2031
b
176,805
340,000 1.953%,  2/4/2032
b
323,218
360,000 3.882%,  7/24/2038
b
399,319
360,000 3.157%,  4/22/2042
b
360,584
Kimco Realty Corporation
320,000 3.300%,  2/1/2025 344,381
Liberty Mutual Group, Inc.
80,000 4.950%,  5/1/2022
i
83,459
Lloyds Banking Group plc
225,000 2.907%,  11/7/2023
b
233,022
450,000 3.870%,  7/9/2025
b
489,301
LPL Holdings, Inc.
90,000 4.000%,  3/15/2029
i
90,000
MGM Growth Properties Operating
Partnership, LP
150,000 4.625%,  6/15/2025
i
159,583
60,000 5.750%,  2/1/2027 66,919
Mitsubishi UFJ Financial Group,
Inc.
200,000 3.287%,  7/25/2027 219,439
350,000 2.048%,  7/17/2030 342,029
Mizuho Financial Group, Inc.
290,000 1.979%,  9/8/2031
b
277,390
Morgan Stanley
110,000 2.188%,  4/28/2026
b
114,378
275,000 4.350%,  9/8/2026 311,185
240,000 3.591%,  7/22/2028
b
264,157
350,000 3.622%,  4/1/2031
b
383,278
250,000 3.217%,  4/22/2042
b
253,322
260,000 2.802%,  1/25/2052
b
240,458
MPT Operating Partnership, LP
95,000 4.625%,  8/1/2029 100,581
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 144,079
110,000 3.850%,  6/30/2026 122,850
Nationwide Building Society
200,000 3.622%,  4/26/2023
b,i
206,050
Natwest Group plc
380,000 3.032%,  11/28/2035
b
370,538
Navient Corporation
70,000 5.500%,  1/25/2023 73,238
NFP Corporation
45,000 6.875%,  8/15/2028
i
47,194
Nippon Life Insurance Company
250,000 5.100%,  10/16/2044
b,i
278,750
Principal
Amount Long-Term Fixed Income (39.3%) Value
Financials (2.8%) - continued
Omega Healthcare Investors, Inc.
$ 292,000 3.625%,  10/1/2029 $ 304,199
225,000 3.375%,  2/1/2031 227,461
Park Aerospace Holdings, Ltd.
112,000 4.500%,  3/15/2023
i
117,537
PennyMac Financial Services, Inc.
90,000 4.250%,  2/15/2029
i
86,175
Playtika Holding Corporation
30,000 4.250%,  3/15/2029
i
29,813
Prudential Financial, Inc.
175,000 3.700%,  3/13/2051 188,996
Quicken Loans, LLC
70,000 3.625%,  3/1/2029
i
68,075
Radian Group, Inc.
70,000 4.875%,  3/15/2027 74,200
Realty Income Corporation
175,000 4.125%,  10/15/2026 198,022
185,000 1.800%,  3/15/2033 172,223
Regency Centers, LP
290,000 4.125%,  3/15/2028 320,330
Reinsurance Group of America,
Inc.
160,000 4.700%,  9/15/2023 174,708
Royal Bank of Scotland Group plc
275,000 6.000%,  12/29/2025
b,l
304,205
200,000 4.445%,  5/8/2030
b
225,620
Service Properties Trust
120,000 4.500%,  6/15/2023 122,416
30,000 4.750%,  10/1/2026 29,250
70,000 5.500%,  12/15/2027 73,712
Societe Generale SA
132,000 4.750%,  11/24/2025
i
146,940
Springleaf Finance Corporation
100,000 6.875%,  3/15/2025 113,625
110,000 7.125%,  3/15/2026 128,563
65,000 6.625%,  1/15/2028 73,938
Sumitomo Mitsui Financial Group,
Inc.
120,000 3.010%,  10/19/2026 129,090
250,000 1.710%,  1/12/2031 236,755
Synchrony Financial
70,000 4.250%,  8/15/2024 76,444
175,000 3.950%,  12/1/2027 190,282
UBS Group Funding Jersey, Ltd.
138,000 4.125%,  9/24/2025
i
153,958
UDR, Inc.
175,000 2.100%,  8/1/2032 165,267
VEREIT Operating Partnership, LP
325,000 2.850%,  12/15/2032 335,153
VICI Properties, LP
50,000 4.250%,  12/1/2026
i
51,563
30,000 3.750%,  2/15/2027
i
30,241
90,000 4.625%,  12/1/2029
i
93,457
Voya Financial, Inc.
310,000 3.125%,  7/15/2024 332,848
Wells Fargo & Company
160,000 3.450%,  2/13/2023 168,733
200,000 4.125%,  8/15/2023 216,173
205,000 3.000%,  2/19/2025 220,108
300,000 3.000%,  4/22/2026 323,547
163,000 3.000%,  10/23/2026 175,757

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.3%) Value
Financials (2.8%) - continued
$ 300,000 2.393%,  6/2/2028
b
$ 308,871
307,000 4.900%,  11/17/2045 374,700
Westpac Banking Corporation
500,000 2.668%,  11/15/2035
b
479,485
Total 34,152,602
Mortgage-Backed Securities (11.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
5,185,775 3.000%,  3/25/2050 5,443,369
3,867,024 3.000%,  4/1/2050 4,061,653
2,022,181 3.500%,  7/1/2047 2,163,482
Federal National Mortgage
Association
1,554,693 4.500%,  5/1/2048
d
1,699,167
1,920,155 3.500%,  10/1/2048 2,044,156
1,278,784 3.500%,  6/1/2049 1,364,323
2,216,712 3.500%,  8/1/2049 2,364,738
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
9,153,000 1.500%,  5/1/2036
d
9,266,340
29,800,000 2.000%,  5/1/2036
d
30,781,305
7,000,000 2.500%,  5/1/2036
d
7,315,000
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
21,575,000 2.000%,  5/1/2051
d,m
21,789,064
6,725,000 2.500%,  5/1/2051
d
6,976,662
6,500,000 2.000%,  6/1/2051
d,m
6,550,600
4,301,067 4.000%,  7/1/2048
d
4,623,321
26,275,000 2.500%,  7/1/2049
d
27,193,893
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
6,600,000 2.500%,  5/1/2051
d
6,860,391
Total 140,497,464
Technology (0.9%)
Apple, Inc.
170,000 3.200%,  5/11/2027 187,059
100,000 3.000%,  6/20/2027 109,750
365,000 3.000%,  11/13/2027 399,272
490,000 3.750%,  9/12/2047 550,626
Applied Materials, Inc.
88,000 3.300%,  4/1/2027 96,731
Avnet, Inc.
120,000 3.750%,  12/1/2021 121,735
Baidu, Inc.
220,000 3.425%,  4/7/2030 232,469
Banff Merger Sub, Inc.
50,000 9.750%,  9/1/2026
i
53,188
Broadcom Corporation
78,000 3.875%,  1/15/2027 85,456
200,000 3.500%,  1/15/2028 214,218
Broadcom, Inc.
125,000 5.000%,  4/15/2030 143,768
86,000 3.469%,  4/15/2034
i
86,949
CDW, LLC
110,000 4.250%,  4/1/2028 114,675
Principal
Amount Long-Term Fixed Income (39.3%) Value
Technology (0.9%) - continued
CommScope Technologies
Finance, LLC
$ 146,000 6.000%,  6/15/2025
i
$ 148,555
CommScope, Inc.
70,000 7.125%,  7/1/2028
i
75,688
Diamond 1 Finance Corporation
295,000 6.020%,  6/15/2026
i
351,910
Diamond Sports Group, LLC
140,000 6.625%,  8/15/2027
i
75,600
Fiserv, Inc.
200,000 2.250%,  6/1/2027 206,582
250,000 2.650%,  6/1/2030 254,501
Gartner, Inc.
60,000 4.500%,  7/1/2028
i
63,076
85,000 3.750%,  10/1/2030
i
85,213
Hewlett Packard Enterprise
Company
160,000 4.650%,  10/1/2024 178,980
Iron Mountain, Inc.
90,000 5.250%,  7/15/2030
i
93,488
KLA Corporation
330,000 3.300%,  3/1/2050 328,662
Lam Research Corporation
275,000 2.875%,  6/15/2050 264,498
Micron Technology, Inc.
110,000 2.497%,  4/24/2023 113,969
Microsoft Corporation
318,000 2.675%,  6/1/2060 293,764
280,000 4.200%,  11/3/2035 338,046
625,000 3.700%,  8/8/2046 717,308
NCR Corporation
205,000 6.125%,  9/1/2029
i
222,938
NVIDIA Corporation
275,000 3.500%,  4/1/2040 300,988
NXP Funding, LLC
225,000 4.875%,  3/1/2024
i
249,687
210,000 5.550%,  12/1/2028
i
254,909
180,000 4.300%,  6/18/2029
i
203,959
Open Text Corporation
135,000 4.125%,  2/15/2030
i
136,516
Oracle Corporation
350,000 2.800%,  4/1/2027 371,018
225,000 3.850%,  7/15/2036 241,422
275,000 3.600%,  4/1/2040 281,528
PTC, Inc.
40,000 3.625%,  2/15/2025
i
41,038
80,000 4.000%,  2/15/2028
i
82,118
Qorvo, Inc.
80,000 3.375%,  4/1/2031
i
81,066
Rackspace Technology Global,
Inc.
100,000 5.375%,  12/1/2028
g,i
102,088
Seagate HDD Cayman
130,000 3.375%,  7/15/2031
i
125,169
Sensata Technologies BV
100,000 5.000%,  10/1/2025
i
111,000
Sensata Technologies, Inc.
190,000 3.750%,  2/15/2031
i
188,678
Shift4 Payments, LLC
30,000 4.625%,  11/1/2026
i
31,275

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.3%) Value
Technology (0.9%) - continued
SS&C Technologies, Inc.
$ 225,000 5.500%,  9/30/2027
i
$ 239,034
Switch, Ltd.
170,000 3.750%,  9/15/2028
i
169,150
Teledyne Technologies, Inc.
270,000 2.250%,  4/1/2028 271,338
Texas Instruments, Inc.
270,000 4.150%,  5/15/2048 326,281
Tyco Electronics Group SA
40,000 3.450%,  8/1/2024 43,112
80,000 3.125%,  8/15/2027 86,292
VMware, Inc.
250,000 4.650%,  5/15/2027 285,816
Total 10,432,156
Transportation (0.3%)
Air Canada Pass Through Trust
38,072 3.875%,  3/15/2023
i
38,259
American Airlines, Inc.
100,000 11.750%,  7/15/2025
i
125,250
205,000 5.500%,  4/20/2026
i
215,250
25,000 5.750%,  4/20/2029
i
26,787
Avis Budget Car Rental, LLC
90,000 5.375%,  3/1/2029
g,i
93,713
Boeing Company
213,000 5.805%,  5/1/2050 273,461
Burlington Northern Santa Fe, LLC
130,000 5.750%,  5/1/2040 177,669
130,000 4.450%,  3/15/2043 157,078
CSX Corporation
165,000 3.800%,  4/15/2050 177,996
Delta Air Lines, Inc.
105,000 7.000%,  5/1/2025
i
122,098
520,000 4.750%,  10/20/2028
i
571,024
Hawaiian Brand Intellectual
Property, Ltd.
110,000 5.750%,  1/20/2026
i
116,188
Mileage Plus Holdings, LLC
110,000 6.500%,  6/20/2027
i
120,725
Southwest Airlines Company
125,000 4.750%,  5/4/2023 135,192
75,000 5.125%,  6/15/2027 87,724
360,000 2.625%,  2/10/2030 362,910
United Parcel Service, Inc.
220,000 4.450%,  4/1/2030 260,219
XPO Logistics, Inc.
125,000 6.750%,  8/15/2024
i
130,625
60,000 6.250%,  5/1/2025
i
64,272
Total 3,256,440
U.S. Government & Agencies (12.6%)
U.S. Treasury Bonds
4,400,000 1.625%,  11/15/2050 3,764,062
2,285,000 2.250%,  11/15/2027 2,433,882
5,450,000 2.875%,  5/15/2028 6,027,785
2,190,000 5.250%,  11/15/2028 2,801,917
4,000,000 1.625%,  8/15/2029 4,048,438
6,250,000 1.500%,  2/15/2030 6,230,957
2,750,000 0.875%,  11/15/2030 2,571,680
2,535,000 1.125%,  2/15/2031 2,420,925
Principal
Amount Long-Term Fixed Income (39.3%) Value
U.S. Government & Agencies (12.6%) -
continued
$ 550,000 4.375%,  5/15/2040 $ 749,547
7,335,000 1.375%,  11/15/2040 6,390,619
2,000,000 3.000%,  5/15/2042 2,280,234
4,999,000 2.500%,  5/15/2046 5,209,505
7,300,000 2.875%,  5/15/2049 8,198,812
U.S. Treasury Notes
1,170,000 1.125%,  2/28/2022 1,180,329
5,750,000 0.125%,  6/30/2022 5,753,145
4,060,000 1.875%,  7/31/2022 4,150,716
9,300,000 0.125%,  10/31/2022 9,301,453
19,985,000 2.000%,  11/30/2022 20,575,182
1,700,000 2.500%,  3/31/2023 1,775,969
2,750,000 0.125%,  10/15/2023 2,742,695
11,330,000 2.500%,  1/31/2024 12,016,439
1,350,000 2.125%,  7/31/2024 1,425,305
8,000,000 1.250%,  8/31/2024 8,218,750
2,540,000 2.250%,  11/15/2024 2,697,857
1,090,000 2.125%,  11/30/2024 1,153,441
950,000 1.375%,  1/31/2025 979,650
5,000,000 0.250%,  8/31/2025 4,904,687
7,440,000 2.625%,  1/31/2026 8,077,341
1,680,000 0.500%,  2/28/2026 1,654,800
9,300,000 2.500%,  2/28/2026 10,046,543
4,200,000 0.500%,  4/30/2027 4,052,672
1,700,000 0.750%,  1/31/2028 1,643,023
Total 155,478,360
Utilities (0.8%)
Ameren Illinois Company
150,000 4.500%,  3/15/2049 186,828
American Water Capital
Corporation
275,000 2.800%,  5/1/2030 286,557
Appalachian Power Company
85,000 3.300%,  6/1/2027 92,113
Arizona Public Service Company
150,000 3.500%,  12/1/2049 156,761
Berkshire Hathaway Energy
Company
140,000 4.500%,  2/1/2045 165,055
Calpine Corporation
175,000 4.500%,  2/15/2028
i
176,872
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 233,719
CenterPoint Energy, Inc.
175,000 2.500%,  9/1/2024 183,814
140,000 4.250%,  11/1/2028 158,328
CMS Energy Corporation
120,000 2.950%,  2/15/2027 127,078
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 225,040
Consolidated Edison Company of
New York, Inc.
325,000 4.125%,  5/15/2049 365,811
Consolidated Edison, Inc.
69,000 4.500%,  12/1/2045 81,136
Consumers Energy Company
175,000 4.350%,  4/15/2049 215,378
DTE Electric Company
115,000 3.700%,  3/15/2045 126,346

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.3%) Value
Utilities (0.8%) - continued
$ 145,000 3.700%,  6/1/2046 $ 158,357
Duke Energy Carolinas, LLC
315,000 3.700%,  12/1/2047 339,342
Duke Energy Corporation
160,000 3.750%,  9/1/2046 165,247
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 130,832
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 199,049
Edison International
250,000 5.750%,  6/15/2027 292,661
Exelon Corporation
200,000 4.700%,  4/15/2050 242,644
50,000 5.100%,  6/15/2045 63,013
263,000 4.450%,  4/15/2046 308,176
FirstEnergy Corporation
50,000 2.850%,  7/15/2022 51,000
ITC Holdings Corporation
66,000 4.050%,  7/1/2023 70,189
80,000 5.300%,  7/1/2043 99,885
Mississippi Power Company
165,000 3.950%,  3/30/2028 183,973
National Rural Utilities Cooperative
Finance Corporation
90,000 3.900%,  11/1/2028 101,645
200,000 3.700%,  3/15/2029 220,333
NextEra Energy Operating
Partners, LP
140,000 3.875%,  10/15/2026
i
146,427
NiSource Finance Corporation
255,000 5.650%,  2/1/2045 337,256
NiSource, Inc.
250,000 3.600%,  5/1/2030 273,039
NRG Energy, Inc.
160,000 3.375%,  2/15/2029
i
156,600
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 180,574
180,000 3.250%,  6/1/2031 178,064
175,000 3.950%,  12/1/2047 160,607
PG&E Corporation
60,000 5.000%,  7/1/2028 62,850
50,000 5.250%,  7/1/2030 53,375
PPL Capital Funding, Inc.
225,000 5.000%,  3/15/2044 277,946
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 149,798
Public Service Electric & Gas
Company
220,000 3.000%,  5/15/2027 238,389
San Diego Gas and Electric
Company
270,000 4.150%,  5/15/2048 314,596
South Carolina Electric & Gas
Company
250,000 5.100%,  6/1/2065 342,286
Southern California Edison
Company
175,000 4.000%,  4/1/2047 182,335
Southern Company
215,000 3.250%,  7/1/2026 232,126
Principal
Amount Long-Term Fixed Income (39.3%) Value
Utilities (0.8%) - continued
Southern Company Gas Capital
Corporation
$ 220,000 4.400%,  5/30/2047 $ 251,110
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 69,538
Suburban Propane Partners, LP
155,000 5.875%,  3/1/2027 161,394
Talen Energy Supply, LLC
85,000 7.625%,  6/1/2028
i
88,107
TerraForm Power Operating, LLC
150,000 5.000%,  1/31/2028
i
160,875
Virginia Electric and Power
Company
125,000 4.600%,  12/1/2048 156,209
Vistra Operations Company, LLC
110,000 5.000%,  7/31/2027
i
113,963
Total 9,694,646
Total Long-Term Fixed Income
(cost $471,529,839) 483,436,027
Shares Common Stock ( 11.9% ) Value
Communications Services (0.6%)
994 Activision Blizzard, Inc. 90,643
628 Alphabet, Inc., Class A
h
1,477,998
312 Alphabet, Inc., Class C
h
751,957
3,496 AMC Networks, Inc.
h
175,779
1,030 ANGI Homeservices, Inc.
h
16,490
14,601 AT&T, Inc. 458,617
2,801 Audacy, Inc.
h
13,557
161 Cardlytics, Inc.
h
22,142
965 Cars.com, Inc.
h
12,748
449 Charter Communications, Inc.
h
302,379
5,528 Comcast Corporation 310,397
375 Consolidated Communications
Holdings, Inc.
h
2,700
2,048 Discovery, Inc., Class A
h
77,128
1,371 DISH Network Corporation
h
61,407
259 E.W. Scripps Company 5,600
606 EchoStar Corporation
h
14,817
2,525 Facebook, Inc.
h
820,827
2,002 Gannett Company, Inc.
h
9,089
1,227 Gray Television, Inc. 24,933
331 Hemisphere Media Group, Inc.
h
4,045
2,014 Interpublic Group of Companies,
Inc. 63,945
2,357 Live Nation Entertainment, Inc.
h
192,991
5,783 Lumen Technologies, Inc. 74,196
5,207 Match Group, Inc.
h
810,365
296 Meredith Corporation
h
9,206
514 Omnicom Group, Inc. 42,282
10,030 QuinStreet, Inc.
h
203,308
1,185 RingCentral, Inc.
h
377,956
22 Roku, Inc.
h
7,545
145 Scholastic Corporation 4,398
1,136 Take-Two Interactive Software,
Inc.
h
199,232
2,176 Telephone & Data Systems, Inc. 50,004
1,711 Twitter, Inc.
h
94,481
2,844 Uber Technologies, Inc.
h
155,766
354 United States Cellular Corporation
h
12,082
4,697 Verizon Communications, Inc. 271,440

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.9%) Value
Communications Services (0.6%) - continued
3,871 ViacomCBS, Inc. $ 158,788
2,648 Walt Disney Company
h
492,581
833 WideOpenWest, Inc.
h
11,720
301 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
e,h
4,289
537 Zillow Group, Inc.
h
71,609
Total 7,961,437
Consumer Discretionary (1.7%)
345 Aaron's Company, Inc. 10,657
682 Adient plc
h
31,604
707 Amazon.com, Inc.
h
2,451,466
2,598 American Axle & Manufacturing
Holdings, Inc.
h
24,109
1,499 American Eagle Outfitters, Inc. 51,820
4,713 Aptiv plc
h
678,154
3,187 At Home Group, Inc.
h
100,645
631 AutoNation, Inc.
h
64,665
114 AutoZone, Inc.
h
166,910
866 Bally's Corporation
h
50,193
610 Beazer Homes USA, Inc.
h
13,609
518 Bed Bath & Beyond, Inc.
h
13,116
211 Big 5 Sporting Goods Corporation 3,866
1,018 Big Lots, Inc. 70,181
693 BJ's Restaurants, Inc.
h
42,266
48 Booking Holdings, Inc.
h
118,372
347 Bright Horizons Family Solutions,
Inc.
h
50,256
312 Brinker International, Inc.
h
20,945
282 Brunswick Corporation 30,211
1,275 Burlington Stores, Inc.
h
416,071
4,139 Caesars Entertainment, Inc.
h
404,960
169 Camping World Holdings, Inc. 7,358
1,333 Carnival Corporation
h
37,271
200 Carvana Company
h
57,052
19 Cavco Industries, Inc.
h
3,979
3,360 Cedar Fair, LP
h
165,816
2,809 Chegg, Inc.
h
253,737
4,513 Chewy, Inc.
g,h
359,776
8,084 Chico's FAS, Inc.
h
24,252
692 Children's Place, Inc.
h
54,218
290 Chipotle Mexican Grill, Inc.
h
432,689
838 Choice Hotels International, Inc.
h
95,364
128 Churchill Downs, Inc. 27,072
8,393 Cooper-Standard Holdings, Inc.
h
243,733
446 Cracker Barrel Old Country Store,
Inc. 74,692
1,833 Crocs, Inc.
h
183,520
1,422 Culp, Inc. 20,121
1,046 D.R. Horton, Inc. 102,811
1,494 Dana, Inc. 37,798
592 Darden Restaurants, Inc. 86,858
212 Deckers Outdoor Corporation
h
71,698
238 Denny's Corporation
h
4,508
631 Designer Brands, Inc.
h
11,169
2,129 Dick's Sporting Goods, Inc. 175,813
653 Dillard's, Inc. 64,588
843 Domino's Pizza, Inc. 356,033
376 Dorman Products, Inc.
h
37,292
7,674 Duluth Holdings, Inc.
h
118,717
2,707 Emerald Holding, Inc.
h
15,186
303 Ethan Allen Interiors, Inc. 8,699
459 Etsy, Inc.
h
91,245
369 Expedia Group, Inc.
h
65,029
3,265 Farfetch, Ltd.
h
159,952
Shares Common Stock (11.9%) Value
Consumer Discretionary (1.7%) - continued
1,576 Five Below, Inc.
h
$ 317,202
848 Foot Locker, Inc. 50,015
93 Fox Factory Holding Corporation
h
14,250
3,890 Gap, Inc. 128,759
494 Garmin, Ltd. 67,797
4,875 Gentex Corporation 171,502
837 Genuine Parts Company 104,600
1,040 G-III Apparel Group, Ltd.
h
33,790
1,326 Goodyear Tire & Rubber
Company
h
22,820
39 Graham Holdings Company 24,789
526 Grand Canyon Education, Inc.
h
56,961
578 Group 1 Automotive, Inc. 94,884
1,969 Guess ?, Inc. 53,242
4,185 Hanesbrands, Inc. 88,136
1,922 Harley-Davidson, Inc. 92,967
301 Helen of Troy, Ltd.
h
63,574
2,473 Home Depot, Inc. 800,436
1,800 IAA, Inc.
h
113,058
661 KB Home 31,880
297 Knoll, Inc. 7,098
7,435 Kohl's Corporation 436,137
1,865 L Brands, Inc.
h
122,903
1,525 Lear Corporation 280,356
4,547 Leggett & Platt, Inc. 225,849
970 Lithia Motors, Inc. 372,849
1,663 Lowe's Companies, Inc. 326,364
293 Lululemon Athletica, Inc.
h
98,234
465 M.D.C. Holdings, Inc. 27,277
403 M/I Homes, Inc.
h
28,097
7,957 Macy's, Inc.
h
131,927
1,604 Magnite, Inc.
h
64,240
1,320 Marriott International, Inc.
h
196,046
141 Marriott Vacations Worldwide
Corporation
h
25,046
7,450 Mattel, Inc.
h
159,877
1,622 McDonald's Corporation 382,922
133 Mercadolibre, Inc.
h
208,940
465 Meritage Homes Corporation
h
49,471
3,092 Miller Industries, Inc. 133,018
401 Mohawk Industries, Inc.
h
82,405
560 Nautilus, Inc.
h
9,386
2,849 NIKE, Inc. 377,834
220 Noodles & Company
h
2,659
8,122 Nordstrom, Inc.
h
297,915
2,175 Norwegian Cruise Line Holdings,
Ltd.
g,h
67,534
153 NVR, Inc.
h
767,769
626 Ollie's Bargain Outlet Holdings,
Inc.
h
57,761
1,823 Overstock.com, Inc.
h
148,574
430 Papa John's International, Inc. 41,590
4,732 Park Hotels & Resorts, Inc.
h
105,571
1,805 Penn National Gaming, Inc.
h
160,862
869 Perdoceo Education Corporation
h
10,133
4,092 Planet Fitness, Inc.
h
343,687
1,173 Playa Hotels and Resorts NV
h
8,633
105 Pool Corporation 44,365
1,589 PulteGroup, Inc. 93,942
228 Purple Innovation, Inc.
h
7,770
123 PVH Corporation
h
13,921
18,355 Qurate Retail, Inc. 218,424
93 RH
h
63,986
1,842 Ross Stores, Inc. 241,191
471 Royal Caribbean Cruises, Ltd.
h
40,953

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.9%) Value
Consumer Discretionary (1.7%) - continued
1,965 Ruth's Hospitality Group, Inc.
h
$ 51,306
2,120 Skyline Corporation
h
94,192
1,145 Sleep Number Corporation
h
128,114
1,367 Sony Group Corporation ADR 136,919
1,085 Standard Motor Products, Inc. 46,471
409 Stitch Fix, Inc.
h
17,718
4,346 Stoneridge, Inc.
h
144,504
288 Strategic Education, Inc. 21,617
7,332 Taylor Morrison Home Corporation
h
228,832
2,928 Tenneco, Inc.
h
29,485
1,036 Tesla, Inc.
h
734,980
1,582 Texas Roadhouse, Inc.
h
169,306
347 Thor Industries, Inc. 49,132
2,691 Toll Brothers, Inc. 168,726
125 TopBuild Corporation
h
27,797
2,909 Tri Pointe Homes, Inc.
h
69,292
3,858 TripAdvisor, Inc.
h
181,828
3,021 Tupperware Brands Corporation
h
73,622
988 Ulta Beauty, Inc.
h
325,398
509 Urban Outfitters, Inc.
h
18,273
291 Vail Resorts, Inc.
h
94,622
150 Whirlpool Corporation 35,467
72 Williams-Sonoma, Inc. 12,294
760 Wingstop, Inc. 120,392
9 Winmark Corporation 1,733
4,164 Wyndham Hotels & Resorts, Inc. 304,430
3,500 Zumiez, Inc.
h
150,395
Total 20,513,145
Consumer Staples (0.3%)
984 Altria Group, Inc. 46,986
63 Andersons, Inc. 1,809
755 BJ's Wholesale Club Holdings,
Inc.
h
33,726
22 Boston Beer Company, Inc.
h
26,763
2 Casey's General Stores, Inc. 444
19 Church & Dwight Company, Inc. 1,629
2,883 Colgate-Palmolive Company 232,658
1,361 Costco Wholesale Corporation 506,414
10,203 Coty, Inc.
h
102,132
1,613 Darling Ingredients, Inc.
h
112,023
5,303 e.l.f. Beauty, Inc.
h
160,416
596 Flowers Foods, Inc. 14,280
123 General Mills, Inc. 7,486
2,539 Hain Celestial Group, Inc.
h
104,124
361 Hershey Company 59,312
362 Ingredion, Inc. 33,814
1,017 John B. Sanfilippo & Son, Inc. 89,394
505 Kimberly-Clark Corporation 67,327
5,402 Lamb Weston Holdings, Inc. 434,861
128 Medifast, Inc. 29,068
2 Molson Coors Beverage
Company
h
110
3,777 Monster Beverage Corporation
h
366,558
2,281 NewAge, Inc.
h
4,995
289 PepsiCo, Inc. 41,662
628 Performance Food Group
Company
h
36,864
7,740 Philip Morris International, Inc. 735,300
20 PriceSmart, Inc. 1,681
13,026 Primo Water Corporation 218,055
2,256 Procter & Gamble Company 300,996
350 Seneca Foods Corporation
h
16,121
113 Tootsie Roll Industries, Inc. 3,567
6,601 Turning Point Brands, Inc. 322,261
Shares Common Stock (11.9%) Value
Consumer Staples (0.3%) - continued
151 United Natural Foods, Inc.
h
$ 5,566
786 US Foods Holding Corporation
h
32,588
293 Utz Brands, Inc. 8,585
366 Vector Group, Ltd. 4,776
2,034 Wal-Mart Stores, Inc. 284,577
9 WD-40 Company 2,239
Total 4,451,167
Energy (0.3%)
3,678 Antero Midstream Corporation 31,778
12,780 Antero Resources Corporation
h
115,276
5,736 Archrock, Inc. 53,574
137 Bonanza Creek Energy, Inc.
h
4,533
3,494 BP plc ADR 87,909
45 Callon Petroleum Company
h
1,683
9,234 Centennial Resource
Development, Inc.
h
39,152
1,041 Chevron Corporation 107,296
3,664 Cimarex Energy Company 242,557
283 Clean Energy Fuels Corporation
h
3,113
1,590 CNX Resources Corporation
h
21,338
1,748 ConocoPhillips 89,393
584 CONSOL Energy, Inc.
h
5,127
1,724 Continental Resources, Inc.
h
46,962
1,646 Core Laboratories NV 46,384
19,059 Devon Energy Corporation 445,599
1,938 Diamondback Energy, Inc. 158,393
1,916 Dorian LPG, Ltd.
h
25,464
5,522 EnLink Midstream, LLC 25,567
3,788 Enterprise Products Partners, LP 87,162
2,808 EOG Resources, Inc. 206,781
197 Evolution Petroleum Corporation 652
2,209 Exterran Corporation
h
7,246
1,809 Exxon Mobil Corporation 103,547
7,822 Gevo, Inc.
g,h
53,033
5,486 Halliburton Company 107,306
3,000 Helix Energy Solutions Group, Inc.
h
12,870
8,918 Helmerich & Payne, Inc. 228,568
2,140 HollyFrontier Corporation 74,900
17,362 Kinder Morgan, Inc. 296,022
749 Liberty Oilfield Services, Inc.
h
8,763
840 Magnolia Oil & Gas Corporation
h
9,458
7,313 Marathon Oil Corporation 82,344
1,267 Marathon Petroleum Corporation 70,509
21,721 McDermott International, Inc.
h
9,774
97 Nabors Industries, Ltd.
h
7,842
7,202 Nine Energy Service, Inc.
h
14,188
335 Northern Oil and Gas, Inc.
h
4,851
5,899 Occidental Petroleum Corporation 149,599
1,478 Oceaneering International, Inc.
h
15,888
5,300 Patterson-UTI Energy, Inc. 35,828
973 Pioneer Natural Resources
Company 149,677
1,122 Plains GP Holdings, LP 10,524
2,018 ProPetro Holding Corporation
h
19,433
329 Renewable Energy Group, Inc.
h
18,266
95 Ring Energy, Inc.
h
204
1,293 Talos Energy, Inc.
h
14,469
811 Targa Resources Corporation 28,134
11,253 Transocean, Ltd.
g,h
36,235
89 TravelCenters of America, Inc.
h
2,447
627 Valero Energy Corporation 46,373
Total 3,463,991

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.9%) Value
Financials (1.9%)
34 1st Source Corporation $ 1,618
608 AG Mortgage Investment Trust,
Inc. 2,402
6,360 Air Lease Corporation 297,076
350 Alleghany Corporation
h
237,639
2,109 Ally Financial, Inc. 108,508
5,170 American Equity Investment Life
Holding Company 160,167
702 American Express Company 107,652
2,526 American Financial Group, Inc. 310,344
47 American National Group, Inc. 5,327
300 Ameriprise Financial, Inc. 77,520
1,067 Ameris Bancorp 57,714
13,465 Annaly Capital Management, Inc. 122,262
3,273 Apollo Commercial Real Estate
Finance, Inc. 49,782
5,113 Arch Capital Group, Ltd.
h
203,037
382 Argo Group International Holdings,
Ltd. 19,933
3,683 Arthur J. Gallagher & Company 533,851
776 Artisan Partners Asset
Management, Inc. 39,514
7,525 Associated Banc-Corp 164,722
6,680 Assured Guaranty, Ltd. 339,678
621 Bancorp, Inc.
h
13,789
10,031 Bank of America Corporation 406,556
509 Bank of Marin Bancorp 18,029
3,520 Bank of N.T. Butterfield & Son, Ltd. 138,054
1,411 BankFinancial Corporation 14,703
2,668 Banner Corporation 151,649
1,439 Berkshire Hathaway, Inc.
h
395,653
4,991 Berkshire Hills Bancorp, Inc. 110,750
592 BlackRock, Inc. 485,026
620 Blackstone Mortgage Trust, Inc. 20,144
12 BM Technologies, Inc.
e,h
112
121 BOK Financial Corporation 10,641
7,849 Bridgewater Bancshares, Inc.
h
132,727
2,054 Brighthouse Financial, Inc.
h
96,107
2,544 BrightSphere Investment Group 57,265
2,036 Brookline Bancorp, Inc. 32,780
537 Brown & Brown, Inc. 28,558
594 Byline Bancorp, Inc. 13,484
1,645 Capital One Financial Corporation 245,237
2,487 Central Pacific Financial
Corporation 67,025
4,231 Charles Schwab Corporation 297,862
7,057 Chimera Investment Corporation 92,729
1,120 Chubb, Ltd. 192,181
2,385 Cincinnati Financial Corporation 268,742
6,074 Citigroup, Inc. 432,712
1,604 Citizens Financial Group, Inc. 74,233
1,471 CME Group, Inc. 297,127
1,618 CNO Financial Group, Inc. 41,308
5,413 Columbia Banking System, Inc. 235,628
2,219 Comerica, Inc. 166,780
219 Commerce Bancshares, Inc. 17,040
3,122 Community Trust Bancorp, Inc. 139,116
275 Cowen, Inc. 10,860
64 Cullen/Frost Bankers, Inc. 7,684
1,084 Customers Bancorp, Inc.
h
37,420
64 Diamond Hill Investment Group,
Inc. 10,944
155 Dime Community Bancshares, Inc. 5,134
1,012 Discover Financial Services 115,368
1,067 East West Bancorp, Inc. 81,252
Shares Common Stock (11.9%) Value
Financials (1.9%) - continued
1,662 Ellington Residential Mortgage
REIT $ 20,675
101 Employers Holdings, Inc. 4,088
245 Encore Capital Group, Inc.
h
9,638
2,183 Enova International, Inc.
h
74,746
53 Enstar Group, Ltd.
h
13,313
3,919 Enterprise Financial Services
Corporation 192,540
9,177 Equitable Holdings, Inc. 314,129
1,269 Essent Group, Ltd. 66,724
1,605 Evercore, Inc. 224,909
18,853 Everi Holdings, Inc.
h
333,321
6,681 F.N.B. Corporation 86,118
698 FactSet Research Systems, Inc. 234,682
141 Federal Agricultural Mortgage
Corporation 14,503
2,002 Financial Institutions, Inc. 63,924
217 First American Financial
Corporation 13,996
2,966 First Bancorp/Puerto Rico 37,283
4,135 First Busey Corporation 103,292
3,359 First Financial Bancorp 82,329
1,172 First Financial Corporation 51,849
1,368 First Horizon Corporation 25,021
209 First Mid-Illinois Bancshares, Inc. 9,100
3,585 First Midwest Bancorp, Inc. 75,177
208 First of Long Island Corporation 4,428
381 First Republic Bank 69,814
3,776 Flagstar Bancorp, Inc. 175,735
166 Flushing Financial Corporation 3,863
9,926 Fulton Financial Corporation 169,238
2,003 Glacier Bancorp, Inc. 118,077
584 GoHealth, Inc.
h
6,967
3,530 Granite Point Mortgage Trust, Inc. 46,737
3,137 Great Southern Bancorp, Inc. 176,958
1,496 Great Western Bancorp, Inc. 49,443
733 Hamilton Lane, Inc. 66,300
8,861 Hancock Whitney Corporation 409,733
1,607 Hanmi Financial Corporation 32,622
1,778 Hanover Insurance Group, Inc. 245,915
6,018 Heartland Financial USA, Inc. 302,525
2,770 Heritage Commerce Corporation 33,434
293 Hilltop Holdings, Inc. 10,314
658 HomeStreet, Inc. 26,873
2,431 Hometrust Bancshares, Inc. 66,609
17,428 Hope Bancorp, Inc. 261,594
2,358 Horizon Bancorp, Inc. 43,246
2,788 Independent Bank Corporation 65,685
993 Invesco Mortgage Capital, Inc. 3,873
5,767 Invesco, Ltd. 155,709
3,903 J.P. Morgan Chase & Company 600,320
3,002 James River Group Holdings, Ltd. 141,424
2,829 Jefferies Financial Group, Inc. 91,971
4,096 KeyCorp 89,129
2,058 Kinsale Capital Group, Inc. 358,113
191 KKR Real Estate Finance Trust,
Inc. 4,030
1,823 Ladder Capital Corporation 21,675
1,151 Lakeland Bancorp, Inc. 20,868
3,466 Lincoln National Corporation 222,275
786 Loews Corporation 43,819
50 Markel Corporation
h
58,821
65 MarketAxess Holdings, Inc. 31,750
1,167 Marsh & McLennan Companies,
Inc. 158,362

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.9%) Value
Financials (1.9%) - continued
726 Mercantile Bank Corporation $ 23,435
1,381 Meridian Bancorp, Inc. 30,534
3,412 MetLife, Inc. 217,106
9,176 MFA Financial, Inc. 40,374
1,038 Midland States Bancorp, Inc. 29,251
4,272 MidWestOne Financial Group, Inc. 134,824
515 Moody's Corporation 168,256
2,625 Morgan Stanley 216,694
1,829 Mr. Cooper Group, Inc.
h
63,064
767 MSCI, Inc. 372,586
11 Nasdaq, Inc. 1,777
52 National Western Life Group, Inc. 11,924
4,827 Navient Corporation 81,238
132 NBT Bancorp, Inc. 5,001
15,955 New York Community Bancorp,
Inc. 190,822
3,893 New York Mortgage Trust, Inc. 17,869
340 Newmark Group, Inc. 3,655
1,191 NMI Holdings, Inc.
h
30,775
1,206 Northern Trust Corporation 137,243
1,208 OFG Bancorp 28,618
3,254 Old National Bancorp 61,501
52 Old Republic International
Corporation 1,280
1,253 Old Second Bancorp, Inc. 16,552
374 OneMain Holdings, Inc. 21,269
64 Oppenheimer Holdings, Inc. 3,275
3,932 PacWest Bancorp 170,688
116 Peapack-Gladstone Financial
Corporation 3,712
459 Peoples Bancorp, Inc. 15,344
6,098 Popular, Inc. 451,008
3,163 Premier Financial Corporation 99,919
1,330 Primerica, Inc. 212,494
778 PROG Holdings, Inc. 39,631
690 Prosperity Bancshares, Inc. 50,618
2,184 QCR Holdings, Inc. 105,312
8,925 Radian Group, Inc. 219,912
1,783 Raymond James Financial, Inc. 233,181
4,918 Redwood Trust, Inc. 54,639
1,428 Regions Financial Corporation 31,130
1,395 Reinsurance Group of America,
Inc. 182,089
421 RenaissanceRe Holdings, Ltd. 71,069
89 RLI Corporation 9,920
896 S&P Global, Inc. 349,789
338 Safety Insurance Group, Inc. 27,726
5,908 Seacoast Banking Corporation of
Florida
h
214,756
2,802 SEI Investments Company 172,155
1,109 Selective Insurance Group, Inc. 84,439
1,297 Signature Bank 326,208
356 Southside Bancshares, Inc. 14,293
2,385 Starwood Property Trust, Inc. 61,581
263 Stifel Financial Corporation 18,197
4,254 Synovus Financial Corporation 199,342
1,235 T. Rowe Price Group, Inc. 221,312
523 Territorial Bancorp, Inc. 13,153
607 TMX Group, Ltd. 66,890
24 Tompkins Financial Corporation 1,876
508 Torchmark Corporation 52,065
625 Towne Bank 19,363
2,733 TPG RE Finance Trust, Inc. 34,053
996 TriCo Bancshares 46,095
2,580 Triumph Bancorp, Inc.
h
228,665
Shares Common Stock (11.9%) Value
Financials (1.9%) - continued
2,115 Truist Financial Corporation $ 125,441
3,275 TrustCo Bank Corporation 23,957
985 Trustmark Corporation 31,924
5,009 Two Harbors Investment
Corporation 39,070
17,331 Umpqua Holdings Corporation 323,050
1,565 United Bankshares, Inc. 61,458
229 Universal Insurance Holdings, Inc. 3,195
261 Univest Financial Corporation 7,290
9,846 Unum Group 278,248
4,290 Valley National Bancorp 59,073
1,026 Voya Financial, Inc. 69,583
75 Walker & Dunlop, Inc. 8,314
613 Washington Trust Bancorp, Inc. 31,294
6,333 Wells Fargo & Company 285,302
936 WesBanco, Inc. 33,967
60 Westamerica Bancorporation 3,804
8,740 Western Alliance Bancorp 918,312
3,931 Western Asset Mortgage Capital
Corporation 12,422
69 Westwood Holdings Group, Inc. 1,248
2,659 Wintrust Financial Corporation 205,009
4,306 Zions Bancorporations NA 240,275
281 Zurich Insurance Group AG 115,283
Total 23,129,827
Health Care (1.6%)
2,120 Abbott Laboratories 254,570
1,583 AbbVie, Inc. 176,505
9,589 ACADIA Pharmaceuticals, Inc.
h
197,150
144 Acceleron Pharma, Inc.
h
17,996
5,768 Adaptive Biotechnologies
Corporation
h
239,949
489 ADMA Biologics, Inc.
g,h
958
860 Adverum Biotechnologies, Inc.
h
3,354
97 Align Technology, Inc.
h
57,766
76 Allakos, Inc.
h
8,293
525 Altimmune, Inc.
h
7,597
241 Amedisys, Inc.
h
65,034
2,125 Amgen, Inc. 509,235
2,291 AMN Healthcare Services, Inc.
h
181,676
241 AnaptysBio, Inc.
h
5,627
463 Anthem, Inc. 175,658
11,544 Ardelyx, Inc.
h
84,387
337 Arena Pharmaceuticals, Inc.
h
23,128
1,038 Argenx SE ADR
h
297,605
875 Arrowhead Research Corporation
h
63,665
1,833 Ascendis Pharma AS ADR
h
265,730
582 Atara Biotherapeutics, Inc.
h
8,183
401 Athenex, Inc.
h
1,608
27 Atrion Corporation 17,242
1,672 Axonics Modulation Technologies,
Inc.
h
105,219
734 Becton, Dickinson and Company 182,627
1,070 Biogen, Inc.
h
286,043
4,003 Biohaven Pharmaceutical Holding
Company, Ltd.
h
300,625
13 BioLife Solutions, Inc.
h
454
64 Bio-Rad Laboratories, Inc.
h
40,328
1,189 Bio-Techne Corporation 508,286
270 BioXcel Therapeutics, Inc.
h
9,172
273 Bristol-Myers Squibb Company 17,041
223 Bruker Corporation 15,280
1,230 Catalent, Inc.
h
138,338
1,226 Centene Corporation
h
75,693

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.9%) Value
Health Care (1.6%) - continued
1,174 Cerner Corporation $ 88,109
761 Charles River Laboratories
International, Inc.
h
252,994
202 Chemed Corporation 96,275
667 Cigna Holding Company 166,090
85 Co-Diagnostics, Inc.
h
753
528 Cooper Companies, Inc. 216,950
1,092 CryoLife, Inc.
h
31,865
1,183 CVS Health Corporation 90,381
439 CytomX Therapeutics, Inc.
h
4,109
229 Danaher Corporation 58,152
1,442 Dexcom, Inc.
h
556,756
446 Editas Medicine, Inc.
h
16,506
1,495 Edwards Lifesciences Corporation
h
142,802
2,116 Endo International plc
h
12,125
18 Fate Therapeutics, Inc.
h
1,573
441 FibroGen, Inc.
h
9,843
207 Generation Bio Company
h
7,547
4,971 Gilead Sciences, Inc. 315,509
1,687 GlaxoSmithKline plc ADR
g
62,993
249 Global Blood Therapeutics, Inc.
h
10,154
7,304 GoodRx Holdings, Inc.
h
292,233
3,518 Guardant Health, Inc.
h
559,292
1,094 Haemonetics Corporation
h
73,582
3,067 Halozyme Therapeutics, Inc.
h
153,197
637 HCA Healthcare, Inc. 128,075
596 HealthEquity, Inc.
h
45,278
1,253 Hill-Rom Holdings, Inc. 138,106
199 Humana, Inc. 88,603
7 ICU Medical, Inc.
h
1,458
809 Illumina, Inc.
h
317,808
3,142 Immunocore Holdings plc ADR
h
126,811
757 ImmunoGen, Inc.
h
6,101
1,933 InMode, Ltd.
h
166,876
614 Inspire Medical Systems, Inc.
h
145,408
1,762 Insulet Corporation
h
520,178
340 Integra LifeSciences Holdings
Corporation
h
25,187
134 Intuitive Surgical, Inc.
h
115,910
934 Invitae Corporation
g,h
32,597
1,941 Ionis Pharmaceuticals, Inc.
h
83,114
1,677 IQVIA Holding, Inc.
h
393,575
4,516 Johnson & Johnson 734,889
269 Kura Oncology, Inc.
h
7,244
115 Kymera Therapeutics, Inc.
h
5,238
310 Laboratory Corporation of America
Holdings
h
82,420
411 Lannett Company, Inc.
h
1,796
9,279 Lantheus Holdings, Inc.
h
219,912
3,627 LHC Group, Inc.
h
755,395
5,770 Medtronic plc 755,408
3,030 Merck & Company, Inc. 225,735
117 Mettler-Toledo International, Inc.
h
153,658
59 Mirati Therapeutics, Inc.
h
9,807
637 Moderna, Inc.
h
113,908
894 Molina Healthcare, Inc.
h
228,059
1,532 Natera, Inc.
h
168,551
1,155 National Healthcare Corporation 81,208
212 Nektar Therapeutics
h
4,157
351 Neogen Corporation
h
33,700
2,633 Nevro Corporation
h
455,009
414 NextGen Healthcare, Inc.
h
7,580
65 Novavax, Inc.
h
15,400
790 Novo Nordisk AS ADR 58,421
1,834 NuVasive, Inc.
h
131,039
Shares Common Stock (11.9%) Value
Health Care (1.6%) - continued
183 Olink Holding AB ADR
h
$ 6,442
423 Omnicell, Inc.
h
61,343
3,821 OPKO Health, Inc.
g,h
15,666
210 Orthifix Medical, Inc.
h
9,314
182 Owens & Minor, Inc. 6,568
1,151 Phreesia, Inc.
h
59,564
326 Precigen, Inc.
h
2,522
1,217 Premier, Inc. 43,021
1,602 Pulmonx Corporation
h
75,310
168 Quidel Corporation
h
17,605
511 Reata Pharmaceuticals, Inc.
h
51,815
470 Repligen Corporation
h
99,504
99 Replimune Group, Inc.
h
3,622
259 Sage Therapeutics, Inc.
h
20,399
736 Sarepta Therapeutics, Inc.
h
52,138
60 Seres Therapeutics, Inc.
h
1,249
1,919 Silk Road Medical, Inc.
h
117,328
1,889 Stryker Corporation 496,108
65 Surmodics, Inc.
h
3,477
3,576 Syneos Health, Inc.
h
303,424
107 Tabula Rasa HealthCare, Inc.
h
5,089
4,190 Tactile Systems Technology, Inc.
h
240,087
307 Teladoc Health, Inc.
h
52,911
1,445 Teleflex, Inc. 610,484
500 Tenet Healthcare Corporation
h
29,630
1,540 Thermo Fisher Scientific, Inc. 724,154
1,211 Travere Therapeutics, Inc.
h
29,936
206 U.S. Physical Therapy, Inc. 23,165
7 Ultragenyx Pharmaceutical, Inc.
h
781
1,503 UnitedHealth Group, Inc. 599,396
1,371 Vaxart, Inc.
g,h
14,779
4,116 VBI Vaccines, Inc.
h
12,965
1,324 Veeva Systems, Inc.
h
373,964
7,863 Viatris, Inc.
h
104,578
10,442 Viemed Healthcare, Inc.
h
105,047
473 ViewRay, Inc.
h
2,275
290 Vocera Communications, Inc.
h
10,489
1,348 Vor BioPharma, Inc.
h
37,987
309 VYNE Therapeutics, Inc.
h
1,526
129 Waters Corporation
h
38,683
261 Zimmer Biomet Holdings, Inc. 46,239
3,965 Zoetis, Inc. 686,064
3,039 Zymeworks, Inc.
h
98,828
Total 19,440,907
Industrials (1.8%)
783 Advanced Drainage Systems, Inc. 87,430
1,466 AECOM
h
97,386
857 Allegion plc 115,164
5,618 Altra Industrial Motion Corporation 331,518
17 AMERCO 10,143
3,668 AMETEK, Inc. 494,923
331 Apogee Enterprises, Inc. 11,628
341 Armstrong World Industries, Inc. 35,345
5,622 ASGN, Inc.
h
591,322
2,796 AZZ, Inc. 147,181
6,864 Badger Daylighting, Ltd. 232,197
1,992 Bloom Energy Corporation
h
51,732
196 Boeing Company
h
45,925
2,295 Carlisle Companies, Inc. 439,837
3,926 CBIZ, Inc.
h
131,874
2,645 Chart Industries, Inc.
h
424,866
32 Copart, Inc.
h
3,984
435 CRA International, Inc. 34,913
4,597 Crane Company 432,394

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.9%) Value
Industrials (1.8%) - continued
1,837 CSW Industrials, Inc. $ 248,748
835 CSX Corporation 84,126
22 Cummins, Inc. 5,545
4,915 Curtiss-Wright Corporation 628,628
2,899 Delta Air Lines, Inc.
h
136,021
343 Douglas Dynamics, Inc. 15,342
170 Dycom Industries, Inc.
h
15,948
1,969 Eaton Corporation plc 281,429
1,642 EMCOR Group, Inc. 196,712
2,897 Emerson Electric Company 262,149
958 Encore Wire Corporation 71,543
373 Expeditors International of
Washington, Inc. 40,978
361 Exponent, Inc. 34,775
2,637 Forrester Research, Inc.
h
114,578
2,840 Forward Air Corporation 250,744
7,128 FuelCell Energy, Inc.
h
69,213
853 GATX Corporation 83,347
1,299 Generac Holdings, Inc.
h
420,811
2,298 General Dynamics Corporation 437,149
1,327 Gorman-Rupp Company 45,808
2,001 GrafTech International, Ltd. 25,453
460 Greenbrier Companies, Inc. 21,730
450 Heico Corporation 63,360
2,507 Helios Technologies, Inc. 181,206
2,896 Honeywell International, Inc. 645,924
18,839 Howmet Aerospace, Inc.
h
602,094
1,740 Hubbell, Inc. 334,097
261 ICF International, Inc. 23,767
2,835 IDEX Corporation 635,607
1,894 Illinois Tool Works, Inc. 436,491
4 Insperity, Inc. 350
128 International Seaways, Inc. 2,263
67 JB Hunt Transport Services, Inc. 11,438
1,718 JetBlue Airways Corporation
h
34,978
93 John Bean Technologies
Corporation 13,520
3,305 Johnson Controls International plc 206,034
269 Kansas City Southern 78,604
149 Kimball International, Inc. 2,172
1,285 L3Harris Technologies, Inc. 268,861
1,893 Landstar System, Inc. 326,126
267 Lennox International, Inc. 89,536
4,955 Lincoln Electric Holdings, Inc. 634,488
880 Lockheed Martin Corporation 334,893
3,409 Manpower, Inc. 412,114
225 Masonite International
Corporation
h
28,415
3,903 Mercury Systems, Inc.
h
293,662
11,001 Meritor, Inc.
h
297,357
985 Mesa Air Group, Inc.
h
11,091
3,824 Middleby Corporation
h
693,368
2,228 MSC Industrial Direct Company,
Inc. 200,876
4,146 NAPCO Security Technologies,
Inc.
h
138,103
268 Nordson Corporation 56,658
345 Norfolk Southern Corporation 96,338
1,005 Northrop Grumman Corporation 356,212
1,182 Nutrien, Ltd. 65,235
1,175 Old Dominion Freight Line, Inc. 302,927
711 Otis Worldwide Corporation 55,366
807 Parker-Hannifin Corporation 253,245
6,788 Pitney Bowes, Inc. 50,706
443 Primoris Services Corporation 14,468
Shares Common Stock (11.9%) Value
Industrials (1.8%) - continued
911 Quad/Graphics, Inc.
h
$ 3,280
2,683 Ranpak Holdings Corporation
h
51,594
5,756 Raven Industries, Inc. 233,809
1,317 Raytheon Technologies
Corporation 109,627
381 RBC Bearings, Inc.
h
75,983
5,805 Regal-Beloit Corporation 838,416
2,059 Rush Enterprises, Inc. 101,632
555 Ryder System, Inc. 44,311
345 Saia, Inc.
h
80,902
687 Simpson Manufacturing Company,
Inc. 77,425
612 SkyWest, Inc.
h
30,392
1,308 Smith & Wesson Brands, Inc. 22,759
330 Snap-On, Inc. 78,408
1,437 Southwest Airlines Company
h
90,215
534 Spirit Airlines, Inc.
h
19,128
3,111 Standex International Corporation 294,985
395 Sterling Construction Company,
Inc.
h
8,236
4,359 Summit Materials, Inc.
h
125,496
1,707 Sun Country Airlines Holdings,
Inc.
h
69,475
106 Sunrun, Inc.
h
5,194
665 Technip Energies NV ADR
h
9,450
243 Teledyne Technologies, Inc.
h
108,803
311 Tetra Tech, Inc. 39,693
356 Thermon Group Holdings, Inc.
h
6,800
1,042 Timken Company 87,393
15 Toro Company 1,719
735 Trane Technologies plc 127,765
5,051 TransUnion 528,284
2,409 Trex Company, Inc.
h
260,148
3,190 TriMas Corporation
h
101,570
2,392 Tutor Perini Corporation 38,511
187 UniFirst Corporation 41,924
1,676 Union Pacific Corporation 372,223
804 United Parcel Service, Inc. 163,903
2,616 United Rentals, Inc.
h
836,989
1,040 Valmont Industries, Inc. 256,724
886 Verisk Analytics, Inc. 166,745
525 Waste Connections, Inc. 62,533
686 Watsco, Inc. 200,902
93 Watts Water Technologies, Inc. 11,583
1,118 Werner Enterprises, Inc. 51,685
2,401 WESCO International, Inc.
h
220,220
1,230 Willdan Group, Inc.
h
46,949
706 Woodward, Inc. 88,257
127 XPO Logistics, Inc.
h
17,668
526 Xylem, Inc. 58,202
Total 21,730,399
Information Technology (2.3%)
349 3D Systems Corporation
h
7,517
1,595 Accenture plc 462,502
458 Adobe, Inc.
h
232,820
27 ADTRAN, Inc. 461
1,137 Advanced Energy Industries, Inc. 125,422
3,434 Agilysys, Inc.
h
173,108
1,365 Alliance Data Systems Corporation 160,865
318 Ambarella, Inc.
h
31,002
7,979 Amphenol Corporation 537,306
339 Analog Devices, Inc. 51,921
8,855 Anaplan, Inc.
h
528,201
227 ANSYS, Inc.
h
83,005

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.9%) Value
Information Technology (2.3%) - continued
23,041 Apple, Inc. $ 3,028,970
502 Aspen Technology, Inc.
h
65,682
452 Automatic Data Processing, Inc. 84,519
876 Avalara, Inc.
h
124,138
2,320 Axcelis Technologies, Inc.
h
96,350
3,959 Bandwidth, Inc.
g,h
523,380
859 Belden, Inc. 37,178
1,762 Benchmark Electronics, Inc. 52,895
7,542 BigCommerce Holdings, Inc.
h
452,067
2,292 Bill.com Holdings, Inc.
h
354,412
480 Blackline, Inc.
h
55,709
45 Broadcom, Ltd. 20,529
259 Broadridge Financial Solutions,
Inc. 41,085
61 CACI International, Inc.
h
15,546
2,690 Calix, Inc.
h
113,760
1,466 CDK Global, Inc. 78,563
684 CDW Corporation 121,978
3,125 Ciena Corporation
h
157,719
8,061 Cisco Systems, Inc. 410,386
649 Cognex Corporation 55,892
2,318 Computer Services, Inc. 141,398
100 Concentrix Corporation
h
15,538
995 Coupa Software, Inc.
h
267,695
925 Cree, Inc.
h
91,964
618 CTS Corporation 20,097
1,022 Descartes Systems Group, Inc.
h
65,469
1,232 Diebold Nixdorf, Inc.
h
18,492
90 Digimarc Corporation
h
3,036
1,689 DocuSign, Inc.
h
376,546
5,124 Dolby Laboratories, Inc. 519,932
7 Domo, Inc.
h
450
2,050 Dropbox, Inc.
h
52,685
366 DSP Group, Inc.
h
5,084
223 Ebix, Inc. 6,715
4,613 Elastic NV
h
556,420
1,191 Endava plc ADR
h
107,833
797 Enphase Energy, Inc.
h
110,982
636 EPAM Systems, Inc.
h
291,129
828 ePlus, Inc.
h
83,098
1,891 Euronet Worldwide, Inc.
h
271,226
1,872 Eventbrite, Inc.
h
44,123
335 ExlService Holdings, Inc.
h
30,947
1,028 eXp World Holdings, Inc.
g,h
35,322
674 F5 Networks, Inc.
h
125,876
190 First Solar, Inc.
h
14,541
2,135 Five9, Inc.
h
401,316
1,271 FleetCor Technologies, Inc.
h
365,692
1,531 Global Payments, Inc. 328,599
819 Health Catalyst, Inc.
g,h
47,420
2,505 HP, Inc. 85,446
360 HubSpot, Inc.
h
189,522
932 Intuit, Inc. 384,133
1,745 Jack Henry & Associates, Inc. 284,138
927 KLA-Tencor Corporation 292,329
643 Lam Research Corporation 398,949
1,475 Lattice Semiconductor
Corporation
h
74,207
531 Littelfuse, Inc. 140,842
1,678 LivePerson, Inc.
h
91,703
1,241 LiveRamp Holding, Inc.
h
60,784
3,909 Lumentum Holdings, Inc.
h
332,460
452 Manhattan Associates, Inc.
h
62,032
1,016 Mastercard, Inc. 388,173
443 MAXIMUS, Inc. 40,597
Shares Common Stock (11.9%) Value
Information Technology (2.3%) - continued
102 MaxLinear, Inc.
h
$ 3,671
13,735 Medallia, Inc.
h
405,045
1,585 Micron Technology, Inc.
h
136,421
12,702 Microsoft Corporation 3,203,190
11 MicroStrategy, Inc.
h
7,229
2,752 MKS Instruments, Inc. 492,911
2,057 Monolithic Power Systems, Inc. 743,359
992 Motorola Solutions, Inc. 186,794
3,690 National Instruments Corporation 152,803
62 NetApp, Inc. 4,631
302 Nice, Ltd. ADR
h
72,851
426 Nova Measuring Instruments, Ltd.
h
40,202
352 Novanta, Inc.
h
46,362
5,243 Nuance Communications, Inc.
h
278,770
608 NVIDIA Corporation 365,031
1,184 Okta, Inc.
h
319,325
4,578 Oracle Corporation 346,967
974 Palo Alto Networks, Inc.
h
344,202
962 Paychex, Inc. 93,785
674 Paycom Software, Inc.
h
259,092
520 Paylocity Holding Corporation
h
100,485
1,745 PayPal Holdings, Inc.
h
457,696
1,489 Plantronics, Inc.
h
59,545
1,327 Plug Power, Inc.
h
37,833
173 Progress Software Corporation 7,553
781 Q2 Holdings, Inc.
h
81,240
996 QAD, Inc. 70,407
1,209 Qorvo, Inc.
h
227,498
1,997 QUALCOMM, Inc. 277,184
399 Rogers Corporation
h
78,140
1,150 SailPoint Technologies Holdings,
Inc.
h
56,155
850 Salesforce.com, Inc.
h
195,772
114 Samsung Electronics Company,
Ltd. GDR 207,716
881 ScanSource, Inc.
h
26,633
1,569 Semtech Corporation
h
106,284
270 ServiceNow, Inc.
h
136,720
3,224 Sierra Wireless, Inc.
h
48,844
425 Silicon Laboratories, Inc.
h
59,904
406 SiTime Corporation
h
37,575
147 Solaredge Technology, Ltd.
h
38,740
1,275 Sprout Social, Inc.
h
84,520
1,328 Square, Inc.
h
325,121
7,156 STMicroelectronics NV ADR
g
266,847
229 SunPower Corporation
h
5,883
216 SYNNEX Corporation 26,179
688 TE Connectivity, Ltd. 92,515
4,571 Texas Instruments, Inc. 825,111
293 Trade Desk, Inc.
h
213,688
20,455 TTM Technologies, Inc.
h
306,825
180 Tyler Technologies, Inc.
h
76,475
490 Unisys Corporation
h
11,760
158 Vertex, Inc.
h
3,228
290 ViaSat, Inc.
h
15,019
1,606 Visa, Inc. 375,097
293 VMware, Inc.
g,h
47,123
1,310 Western Digital Corporation
h
92,525
2,707 Workiva, Inc.
h
254,458
2,242 Xerox Holdings Corporation 54,122
949 Zscaler, Inc.
h
178,070
Total 28,578,959
Materials (0.4%)
13 AdvanSix, Inc.
h
378

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.9%) Value
Materials (0.4%) - continued
1,622 Allegheny Technologies, Inc.
h
$ 37,728
1,067 AptarGroup, Inc. 160,914
600 Ashland Global Holdings, Inc. 51,726
442 Avery Dennison Corporation 94,663
3,185 Axalta Coating Systems, Ltd.
h
101,570
52 Balchem Corporation 6,614
844 Ball Corporation 79,032
181 Cabot Corporation 9,933
5,423 Carpenter Technology Corporation 205,369
394 Celanese Corporation 61,720
2,907 CF Industries Holdings, Inc. 141,368
2,507 Chemours Company 75,711
2,130 Cleveland-Cliffs, Inc.
g,h
38,042
4,654 Coeur Mining, Inc.
h
37,604
49 DMC Global, Inc.
h
2,646
493 Eagle Materials, Inc.
h
68,103
3,552 Eastman Chemical Company 409,865
1,331 Ecolab, Inc. 298,304
9,888 Element Solutions, Inc. 216,350
3,560 Ferroglobe Representation &
Warranty Insurance Trust
e,h
0
513 FMC Corporation 60,657
722 Ingevity Corporation
h
56,374
2,416 Innospec, Inc. 235,343
20,301 Ivanhoe Mines, Ltd.
h
143,196
2,135 Kaiser Aluminum Corporation 257,204
244 Koppers Holdings, Inc.
h
8,111
530 LyondellBasell Industries NV 54,982
1,953 Martin Marietta Materials, Inc. 689,643
735 Materion Corporation 52,045
1,064 Minerals Technologies, Inc. 83,141
2,353 Myers Industries, Inc. 53,084
1,523 Neenah, Inc. 80,978
29 NewMarket Corporation 10,051
1,692 Nucor Corporation 139,184
2,160 Olin Corporation 92,945
316 Olympic Steel, Inc. 9,180
43 PPG Industries, Inc. 7,363
1,374 Quaker Chemical Corporation 332,989
71 Reliance Steel & Aluminum
Company 11,382
317 RPM International, Inc. 30,064
1,405 Ryerson Holding Corporation
h
22,311
1,533 Sensient Technologies Corporation 126,074
2,464 Steel Dynamics, Inc. 133,598
2,412 SunCoke Energy, Inc. 16,281
2,659 UFP Technologies, Inc.
h
133,110
1,302 United States Lime & Minerals, Inc. 179,910
435 United States Steel Corporation 10,009
822 W. R. Grace & Company 56,496
Total 5,183,345
Real Estate (0.8%)
5,905 Agree Realty Corporation 415,476
350 Alector, Inc.
h
6,825
363 Alexandria Real Estate Equities,
Inc. 65,739
5,702 American Campus Communities,
Inc. 257,787
272 Apartment Income REIT
Corporation 12,281
359 Apartment Investment &
Management Company 2,492
919 Armada Hoffler Properties, Inc. 12,526
320 AvalonBay Communities, Inc. 61,440
Shares Common Stock (11.9%) Value
Real Estate (0.8%) - continued
95 Bluegreen Vacations Holding
Corporations
h
$ 1,759
3,916 Camden Property Trust 471,800
4,216 CareTrust REIT, Inc. 101,943
5,571 CBRE Group, Inc.
h
474,649
822 Cedar Realty Trust, Inc. 13,029
263 Centerspace 18,513
1,692 Colliers International Group, Inc. 182,533
453 Colony Credit Real Estate, Inc. 3,937
548 Community Healthcare Trust, Inc. 27,904
615 Corepoint Lodging, Inc.
h
6,144
465 CoStar Group, Inc.
h
397,310
1,555 CubeSmart 65,839
4,645 Cushman and Wakefield plc
h
78,965
356 Digital Realty Trust, Inc. 54,934
797 Diversified Healthcare Trust 3,519
1,232 Douglas Emmett, Inc. 41,321
1,170 Duke Realty Corporation 54,428
1,259 EastGroup Properties, Inc. 199,753
2,333 EPR Properties
h
111,307
13,834 Essential Properties Realty Trust,
Inc. 362,312
227 Essex Property Trust, Inc. 65,948
1,082 Extra Space Storage, Inc. 160,883
838 Farmland Partners, Inc. 11,171
7,965 First Industrial Realty Trust, Inc. 396,418
504 FirstService Corporation 81,774
9,060 Four Corners Property Trust, Inc. 261,562
1,031 Getty Realty Corporation 32,559
465 Gladstone Commercial
Corporation 9,784
2,440 Gladstone Land Corporation 51,216
415 Global Medical REIT, Inc. 5,959
2,233 Healthcare Realty Trust, Inc. 71,813
5,907 Healthcare Trust of America, Inc. 173,489
182 Highwoods Properties, Inc. 8,152
6,314 Host Hotels & Resorts, Inc.
h
114,662
6,807 Independence Realty Trust, Inc. 114,630
2,366 Industrial Logistics Properties Trust 58,677
1,132 Innovative Industrial Properties,
Inc. 207,303
276 Iron Mountain, Inc. 11,073
725 Jones Lang LaSalle, Inc.
h
136,235
5,444 Kilroy Realty Corporation 373,132
1,200 Lexington Realty Trust 14,688
1,240 Life Storage, Inc. 119,114
6,819 Medical Properties Trust, Inc. 150,359
10,741 MGIC Investment Corporation 163,693
180 National Health Investors, Inc. 13,214
3,779 National Retail Properties, Inc. 175,421
12,913 National Storage Affiliates Trust 586,767
11,035 New Residential Investment
Corporation 118,295
908 New Senior Investment Group, Inc. 6,011
813 NexPoint Residential Trust, Inc. 40,780
1,606 Omega Healthcare Investors, Inc. 61,028
698 One Liberty Properties, Inc. 17,359
1,196 Preferred Apartment Communities,
Inc. 12,199
1,470 Public Storage, Inc. 413,305
1,946 Rayonier, Inc. REIT 70,601
3,434 Realty Income Corporation 237,461
689 Redfin Corporation
h
48,767
8,020 Rexford Industrial Realty, Inc. 445,511
105 RMR Group, Inc. 4,156

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (11.9%) Value
Real Estate (0.8%) - continued
5,047 Sabra Health Care REIT, Inc. $ 91,704
874 SBA Communications Corporation 261,955
19,023 Service Properties Trust 234,268
20 SL Green Realty Corporation 1,480
1,910 Spirit Realty Capital, Inc. 90,801
2,462 STAG Industrial, Inc. 89,888
2,132 Store Capital Corporation 76,304
13,116 Sunstone Hotel Investors, Inc.
h
172,607
3,870 UDR, Inc. 179,762
445 UMH Properties, Inc. 9,581
11 Universal Health Realty Income
Trust 736
511 WP Carey, Inc. 38,269
Total 9,798,989
Utilities (0.2%)
2,181 AES Corporation 60,675
222 ALLETE, Inc. 15,620
1,407 Alliant Energy Corporation 79,031
2,352 American Electric Power
Company, Inc. 208,646
425 American States Water Company 33,656
872 Artesian Resources Corporation 35,272
1,145 Black Hills Corporation 78,982
2,858 CenterPoint Energy, Inc. 69,992
92 Chesapeake Utilities Corporation 10,904
771 Consolidated Water Company,
Ltd. 9,075
431 DTE Energy Company 60,349
1,241 Duke Energy Corporation 124,956
1,444 Entergy Corporation 157,815
944 Evergy, Inc. 60,388
1,769 Exelon Corporation 79,499
11,454 FirstEnergy Corporation 434,336
512 Hawaiian Electric Industries, Inc. 22,047
262 IDACORP, Inc. 26,850
789 MDU Resources Group, Inc. 26,400
319 National Fuel Gas Company 15,841
65 NiSource, Inc. 1,691
57 Northwest Natural Holding
Company 3,073
1,070 NorthWestern Corporation 72,792
4,487 OGE Energy Corporation 150,584
456 Otter Tail Corporation 21,537
158 Pinnacle West Capital Corporation 13,375
2,216 Portland General Electric
Company 112,706
174 PPL Corporation 5,069
760 Sempra Energy 104,553
92 South Jersey Industries, Inc. 2,277
322 Southwest Gas Holdings, Inc. 22,450
1,919 Spire, Inc. 144,577
2,651 UGI Corporation 115,875
376 Unitil Corporation 21,669
89 Vistra Energy Corporation 1,501
1,265 WEC Energy Group, Inc. 122,920
Total 2,526,983
Total Common Stock
(cost $103,929,025) 146,779,149
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
4,995,286 Thrivent Cash Management Trust $ 4,995,286
Total Collateral Held for
Securities Loaned
(cost $4,995,286) 4,995,286
Shares or
Principal
Amount Short-Term Investments ( 17.1% ) Value
Federal Home Loan Bank Discount
Notes
700,000 0.040%, 5/4/2021
n,o
700,000
300,000 0.030%, 5/6/2021
n,o
300,000
800,000 0.030%, 5/13/2021
n
800,000
700,000 0.021%, 5/18/2021
n,o
700,000
400,000 0.035%, 6/2/2021
n,o
400,000
700,000 0.012%, 6/16/2021
n,o
700,000
1,500,000 0.015%, 7/7/2021
n,o
1,499,973
100,000 0.015%, 7/14/2021
n,o
99,998
400,000 0.020%, 7/15/2021
n,o
399,992
Thrivent Core Short-Term Reserve
Fund
20,437,267 0.180% 204,372,669
U.S. Treasury Bills
500,000 0.036%, 5/27/2021
n
499,998
300,000 0.008%, 6/22/2021
n,p
299,996
Total Short-Term Investments
(cost $210,734,891) 210,772,626
Contracts Options Purchased ( <0.1% ) Value
Put on U.S. Treasury Long Bond
Futures
24 $149.00, expires 8/27/2021 26,250
Total Options Purchased
(cost $26,345) 26,250
Total Investments (cost
$1,165,468,432) 110.0% $1,353,815,851
Other Assets and Liabilities, Net
(10.0%) (123,287,333)
Total Net Assets 100.0% $1,230,528,518

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2021.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $78,466,873 or 6.4% of
total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2021.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of April 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 610,858
Common Stock 4,265,691
Total lending $4,876,549
Gross amount payable upon return of
collateral for securities loaned $4,995,286
Net amounts due to counterparty
$118,737
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30
Year Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $194,240,932
Gross unrealized depreciation (7,276,608)
Net unrealized appreciation (depreciation) $186,964,324
Cost for federal income tax purposes $1,169,060,426

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,410,764 – 1,410,764 –
Capital Goods 2,967,093 – 2,967,093 –
Communications Services 4,225,613 – 4,225,613 –
Consumer Cyclical 3,242,559 – 3,242,559 –
Consumer Non-Cyclical 4,351,051 – 4,235,907 115,144
Energy 319,779 – 319,779 –
Financials 1,739,694 – 1,634,051 105,643
Technology 2,905,393 – 2,905,393 –
Transportation 1,142,744 – 1,142,744 –
Utilities 1,031,683 – 1,031,683 –
Long-Term Fixed Income
Asset-Backed Securities 26,255,356 – 26,255,356 –
Basic Materials 4,960,266 – 4,960,266 –
Capital Goods 8,937,677 – 8,937,677 –
Collateralized Mortgage Obligations 20,459,534 – 20,459,534 –
Commercial Mortgage-Backed Securities 2,534,099 – 2,534,099 –
Communications Services 16,239,809 – 16,239,809 –
Consumer Cyclical 15,162,530 – 15,162,530 –
Consumer Non-Cyclical 20,749,253 – 20,749,253 –
Energy 14,625,835 – 14,625,835 –
Financials 34,152,602 – 34,152,602 –
Mortgage-Backed Securities 140,497,464 – 140,497,464 –
Technology 10,432,156 – 10,432,156 –
Transportation 3,256,440 – 3,256,440 –
U.S. Government & Agencies 155,478,360 – 155,478,360 –
Utilities 9,694,646 – 9,694,646 –
Registered Investment Companies
Unaffiliated 20,872,626 20,872,626 – –
Affiliated 380,156,657 380,156,657 – –
Common Stock
Communications Services 7,961,437 7,957,148 – 4,289
Consumer Discretionary 20,513,145 20,513,145 – –
Consumer Staples 4,451,167 4,451,167 – –
Energy 3,463,991 3,463,991 – –
Financials 23,129,827 22,947,542 182,173 112
Health Care 19,440,907 19,440,907 – –
Industrials 21,730,399 21,498,202 232,197 –
Information Technology 28,578,959 28,371,243 207,716 –
Materials^ 5,183,345 5,040,149 143,196 0
Real Estate 9,798,989 9,798,989 – –
Utilities 2,526,983 2,526,983 – –
Short-Term Investments 6,399,957 – 6,399,957 –
Options Purchased 26,250 26,250 – –
Subtotal Investments in Securities $1,061,007,039 $547,064,999 $513,716,852 $225,188
Other Investments  * Total
Affiliated Short-Term Investments 204,372,669
Affiliated Registered Investment Companies 83,440,857
Collateral Held for Securities Loaned 4,995,286
Subtotal Other Investments $292,808,812
Total Investments at Value $1,353,815,851
^ Level 3 Security in this section is fair valued at <$1.
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,185,612 4,185,612 – –
Credit Default Swaps 5,934 – 5,934 –
Total Asset Derivatives $4,191,546 $4,185,612 $5,934 $–
Liability Derivatives
Futures Contracts 1,983,613 1,983,613 – –
Call Options Written 61,554 – – 61,554
Total Liability Derivatives $2,045,167 $1,983,613 $– $61,554
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of April 30, 2021. Investments and/or cash totaling $4,905,963 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 6 June 2021 $ 793,425 ( $ 1,238)
CBOT 2-Yr. U.S. Treasury Note 70 June 2021 15,464,980 (11,934)
CBOT 5-Yr. U.S. Treasury Note 112 June 2021 13,987,899 (106,899)
CBOT U.S. Long Bond 147 June 2021 23,734,113 (618,363)
CME E-mini S&P 500 Index 301 June 2021 59,142,534 3,682,186
CME Ultra Long Term U.S. Treasury Bond 10 June 2021 1,881,346 (22,283)
ICE US mini MSCI Emerging Markets Index 20 June 2021 1,332,938 3,662
Ultra 10-Yr. U.S. Treasury Note 3 June 2021 438,431 (1,791)
Total Futures Long Contracts $ 116,775,666 $ 2,923,340
CBOT 10-Yr. U.S. Treasury Note (77) June 2021 ( $ 10,335,799) $ 169,393
CME E-mini Russell 2000 Index (291) June 2021 (33,189,638) 284,813
CME E-mini S&P Mid-Cap 400 Index (87) June 2021 (23,006,532) (660,078)
CME Euro Foreign Exchange Currency (50) June 2021 (7,464,477) (55,835)
Eurex Euro STOXX 50 Index (163) June 2021 (7,398,934) (322,190)
ICE mini MSCI EAFE Index (80) June 2021 (8,846,198) (183,002)
Ultra 10-Yr. U.S. Treasury Note (45) June 2021 (6,595,168) 45,558
Total Futures Short Contracts ( $ 96,836,746) ($721,341)
Total Futures Contracts $ 19,938,920 $2,201,999

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Conservative Allocation Fund's options contracts held as of April 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on U.S. Treasury Long Bond
Futures CCM 24.00 $ 149.00 August 2021 3,735,750 $ 26,250 ( $ 95)
Total Options Purchased Contracts $26,250 ($95)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (5.50) $ 100.83 May 2021 (5,554,570) ( $ 17,187) $ 15,254
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (5.50) 100.50 June 2021 (5,542,816) (44,367) (14,288)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($61,554) $966
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderately Conservative Allocation Fund's swaps contracts held as of April 30, 2021. Investments totaling $299,996 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 36, 5 Year, at 5.00%, Quarterly Sell 6/20/2026 ( $ 2,190,000) $ – $ 5,934 $ 5,934
Total Credit Default Swaps $– $5,934 $5,934
1 As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2021, for Moderately Conservative
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 3,970,661
Total Equity Contracts 3,970,661
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 214,951
Options Written Net Assets - Distributable earnings/(accumulated loss) 15,254
Total Interest Rate Contracts 230,205
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 5,934
Total Credit Contracts 5,934
Total Asset Derivatives $4,206,800
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 55,835
Total Foreign Exchange Contracts 55,835
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,165,270
Total Equity Contracts 1,165,270
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 762,508
Options Written Net Assets - Distributable earnings/(accumulated loss) 14,288
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 95
Total Interest Rate Contracts 776,891
Total Liability Derivatives $1,997,996
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2021, for
Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 142,626
Options Purchased Net realized gains/(losses) on Investments 196,389
Futures Net realized gains/(losses) on Futures contracts (957,874)
Total Interest Rate Contracts (618,859)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (17,067,559)
Total Equity Contracts (17,067,559)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (9,499)
Total Foreign Exchange Contracts (9,499)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 576
Total Credit Contracts 576
Total ($17,695,341)

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2021, for Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (145,581)
Total Foreign Exchange Contracts (145,581)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 5,618,806
Total Equity Contracts 5,618,806
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (17,975)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (18,380)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (19,485)
Total Interest Rate Contracts (55,840)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 5,934
Total Credit Contracts 5,934
Total $5,423,319
The following table presents Moderately Conservative Allocation Fund's average volume of derivative activity during the period ended April 30,
2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $75,300,988
Futures - Short (81,997,702)
Interest Rate Contracts
Futures - Long 56,040,282
Futures - Short (19,209,986)
Options Purchased 11,212,971
Options Written (8,549,165)
Foreign Exchange Contracts
Futures - Short (6,991,131)
Credit Contracts
Credit Default Swaps - Sell
Protection 4,757

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $37,152 $3,748 $– $40,978 4,160 3.3%
Core Emerging Markets Equity 7,636 368 – 9,631 770 0.8
Core International Equity 8,191 220 – 10,412 992 0.8
Core Low Volatility Equity 28,759 647 11,000 22,421 1,653 1.8
Global Stock, Class S 1,423 54 – 1,857 61 0.2
High Yield, Class S 23,774 586 – 25,367 5,420 2.1
Income, Class S 81,524 3,349 – 82,498 8,505 6.7
International Allocation, Class S 36,220 674 – 46,126 4,004 3.8
Large Cap Growth, Class S* 47,199 3,432 – 58,911 3,099 4.8
Large Cap Value, Class S 62,091 4,682 – 88,529 3,217 7.2
Limited Maturity Bond, Class S 41,334 323 – 41,853 3,290 3.4
Mid Cap Stock, Class S 19,412 744 – 27,532 715 2.2
Small Cap Stock, Class S 4,899 99 – 7,483 216 0.6
Total Affiliated Registered Investment
Companies 399,614 463,598 37.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 166,854 120,762 83,243 204,373 20,437 16.6
Total Affiliated Short-Term Investments 166,854 204,373 16.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,147 90,751 94,903 4,995 4,995 0.4
Total Collateral Held for Securities Loaned 9,147 4,995 0.4
Total Value $575,615 $672,966
*   Non-income producing security.
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $78 $– $857
Core Emerging Markets Equity – 1,627 – 68
Core International Equity – 2,001 – 219
Core Low Volatility Equity Fund 400 3,615 85 563
Global Stock, Class S – 380 37 16
High Yield, Class S – 1,007 – 585
Income, Class S – (2,375) 2,187 1,162
International Allocation, Class S – 9,232 – 674
Large Cap Growth, Class S* – 8,280 3,432 –
Large Cap Value, Class S – 21,756 3,551 1,132
Limited Maturity Bond, Class S – 196 – 323
Mid Cap Stock, Class S – 7,376 683 62
Small Cap Stock, Class S – 2,485 60 39
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% (37) 37 – 186
Total Income/Non Income Cash from Affiliated Investments $5,886
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 11
Total Affiliated Income from Securities Loaned, Net $11
Total $363 $55,695 $10,035
*   Non-income producing security.

Money Market Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
( 88.9% )
a
Value
Federal Agricultural Mortgage
Corporation
$ 7,680,000
0.126% (LIBOR 1M +
0.010%), 5/20/2021
b
$ 7,680,000
7,680,000
0.111% (LIBOR 1M FLAT),
7/28/2021
b
7,680,000
13,325,000
0.068% (LIBOR 3M +
-0.130%), 8/13/2021
b
13,324,326
4,455,000
0.094% (LIBOR 3M +
-0.100%), 10/6/2021
b
4,455,228
7,100,000
0.175% (LIBOR 1M +
0.060%), 10/18/2021
b
7,100,000
2,550,000
0.108% (LIBOR 1M FLAT),
11/22/2021
b
2,550,000
7,650,000
0.115% (LIBOR 1M FLAT),
12/1/2021
b
7,650,000
3,500,000
0.178% (LIBOR 3M +
-0.010%), 12/2/2021
b
3,500,000
2,330,000
0.067% (LIBOR 3M +
-0.120%), 12/22/2021
b
2,329,601
3,650,000
0.274% (LIBOR 3M +
0.080%), 1/3/2022
b
3,653,463
7,500,000
0.144% (LIBOR 1M +
0.030%), 1/21/2022
b
7,500,000
14,900,000
0.076% (LIBOR 3M +
-0.100%), 1/25/2022
b
14,900,399
7,630,000
0.097% (LIBOR 3M +
-0.095%), 2/4/2022
b
7,630,000
15,780,000
0.089% (LIBOR 3M +
-0.100%), 2/18/2022
b
15,778,867
Federal Farm Credit Bank
11,600,000
0.086% (LIBOR 1M +
-0.025%), 5/28/2021
b
11,595,741
6,685,000
0.091% (LIBOR 3M +
-0.100%), 5/28/2021
b
6,685,194
24,385,000
0.101% (LIBOR 1M +
-0.010%), 6/2/2021
b
24,385,669
7,710,000
0.100% (SOFRRATE +
0.090%), 7/15/2021
b
7,710,000
7,630,000
0.073% (LIBOR 3M +
-0.120%), 8/6/2021
b
7,629,892
3,575,000
0.113% (LIBOR 1M FLAT),
8/9/2021
b
3,569,680
3,100,000
0.213% (LIBOR 1M +
0.100%), 9/9/2021
b
3,100,000
3,900,000
0.135% (LIBOR 1M +
0.020%), 9/17/2021
b
3,900,770
10,000,000
0.376% (LIBOR 1M +
0.265%), 10/6/2021
b
10,012,580
3,850,000
0.115% (LIBOR 1M FLAT),
10/18/2021
b
3,850,036
3,650,000
0.126% (LIBOR 1M +
0.010%), 10/20/2021
b
3,650,000
10,500,000
0.077% (LIBOR 3M +
-0.100%), 10/29/2021
b
10,500,823
7,000,000
0.378% (LIBOR 1M +
0.268%), 11/1/2021
b
7,010,931
4,375,000
0.141% (LIBOR 1M +
0.030%), 11/2/2021
b
4,374,750
4,000,000
0.241% (LIBOR 1M +
0.130%), 11/5/2021
b
4,002,819
2,000,000
0.075% (LIBOR 3M +
-0.120%), 11/10/2021
b
1,999,500
7,520,000
0.096% (LIBOR 1M +
-0.020%), 11/16/2021
b
7,519,580
Principal
Amount
U.S. Government Agency Debt
(88.9%)
a
Value
$ 4,000,000
0.205% (LIBOR 1M +
0.090%), 11/18/2021
b
$ 4,002,994
9,560,000
0.100% (LIBOR 3M +
-0.090%), 12/16/2021
b
9,559,851
7,775,000
0.108% (LIBOR 1M FLAT),
12/22/2021
b
7,773,481
2,880,000
0.210% (LIBOR 1M +
0.100%), 12/23/2021
b
2,881,903
8,200,000
0.355% (LIBOR 1M +
0.240%), 1/18/2022
b
8,215,016
6,200,000
0.200% (SOFRRATE +
0.190%), 7/14/2022
b
6,200,000
2,700,000
0.191% (LIBOR 1M +
0.080%), 9/6/2022
b
2,701,856
Federal Home Loan Bank
10,100,000
0.091% (LIBOR 1M +
-0.020%), 5/3/2021
b
10,100,000
2,000,000 0.001% , 5/5/2021 1,999,999
10,600,000
0.010% (SOFRRATE FLAT),
5/12/2021
b
10,600,000
12,020,000
0.048% (LIBOR 3M +
-0.140%), 6/2/2021
b
12,019,806
7,570,000
0.101% (LIBOR 1M +
-0.010%), 6/2/2021
b
7,570,000
3,865,000
0.145% (SOFRRATE +
0.135%), 6/4/2021
b
3,864,995
1,950,000
0.085% (SOFRRATE +
0.075%), 7/23/2021
b
1,948,614
35,715,000
0.087% (LIBOR 3M +
-0.105%), 8/4/2021
b
35,717,585
1,000,000
0.121% (LIBOR 1M +
0.005%), 8/16/2021
b
1,000,108
16,155,000
0.096% (LIBOR 3M +
-0.080%), 8/24/2021
b
16,157,639
3,500,000
0.160% (SOFRRATE +
0.150%), 9/3/2021
b
3,500,000
1,170,000
0.089% (LIBOR 3M +
-0.095%), 9/13/2021
b
1,170,062
3,680,000
0.150% (SOFRRATE +
0.140%), 9/29/2021
b
3,680,000
3,800,000
0.095% (LIBOR 1M +
-0.015%), 12/23/2021
b
3,799,886
Federal Home Loan Mortgage
Corporation
2,000,000
0.155% (SOFRRATE +
0.145%), 12/9/2021
b
2,000,000
Federal National Mortgage
Association
7,200,000
0.140% (SOFRRATE +
0.130%), 6/11/2021
b
7,200,081
3,000,000
0.240% (SOFRRATE +
0.230%), 5/6/2022
b
3,000,925
NCUA Guaranteed Notes
10,000,000 3.450% , 6/12/2021 10,038,101
U.S. International Development
Finance Corporation
1,140,364
0.090% (T-BILL 3M FLAT),
5/7/2021
b
1,140,364
9,410,000
0.090% (T-BILL 3M FLAT),
5/7/2021
b
9,410,000
3,590,000
0.090% (T-BILL 3M FLAT),
5/7/2021
b
3,590,000
3,200,000
0.090% (T-BILL 3M FLAT),
5/7/2021
b
3,200,000
3,049,601
0.090% (T-BILL 3M FLAT),
5/7/2021
b
3,049,601

Money Market Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

P i
Principal
Amount
U.S. Government Agency Debt
(88.9%)
a
Value
$ 1,221,348
0.090% (T-BILL 3M FLAT),
5/7/2021
b
$ 1,221,348
8,720,000
0.090% (T-BILL 3M FLAT),
5/7/2021
b
8,720,000
3,093,750
0.090% (T-BILL 3M FLAT),
5/7/2021
b
3,093,750
2,736,842
0.090% (T-BILL 3M FLAT),
5/7/2021
b
2,736,842
2,336,842
0.090% (T-BILL 3M FLAT),
5/7/2021
b
2,336,842
2,200,000
0.090% (T-BILL 3M FLAT),
5/7/2021
b
2,200,000
2,873,760
0.090% (T-BILL 3M FLAT),
5/7/2021
b
2,873,760
3,855,000
0.090% (T-BILL 3M FLAT),
5/7/2021
b
3,855,000
5,420,000
0.090% (T-BILL 3M FLAT),
5/7/2021
b
5,420,000
6,972,540
0.090% (T-BILL 3M FLAT),
5/7/2021
b
6,972,540
6,250,000
0.090% (T-BILL 3M FLAT),
5/7/2021
b
6,250,000
1,000,000
0.090% (T-BILL 3M FLAT),
5/7/2021
b
1,000,000
4,199,983
0.090% (T-BILL 3M FLAT),
5/7/2021
b
4,199,983
4,115,000
0.090% (T-BILL 3M FLAT),
5/7/2021
b
4,115,000
7,104,166
0.100% (T-BILL 3M FLAT),
5/7/2021
b
7,104,166
5,552,752
0.100% (T-BILL 3M FLAT),
5/7/2021
b
5,552,752
6,660,000
0.100% (T-BILL 3M FLAT),
5/7/2021
b
6,660,000
3,178,818
0.100% (T-BILL 3M FLAT),
5/7/2021
b
3,178,818
3,202,308
0.100% (T-BILL 3M FLAT),
5/7/2021
b
3,202,308
7,610,000
0.100% (T-BILL 3M FLAT),
5/7/2021
b
7,610,000
2,521,154
0.100% (T-BILL 3M FLAT),
5/7/2021
b
2,521,154
2,000,000
0.100% (T-BILL 3M FLAT),
5/7/2021
b
2,000,000
8,400,000
0.100% (T-BILL 3M FLAT),
5/7/2021
b
8,400,000
1,728,947
0.100% (T-BILL 3M FLAT),
5/7/2021
b
1,728,947
3,449,880
0.100% (T-BILL 3M FLAT),
5/7/2021
b
3,449,880
5,572,292
0.100% (T-BILL 3M FLAT),
5/7/2021
b
5,572,292
4,928,400
0.100% (T-BILL 3M FLAT),
5/7/2021
b
4,928,400
3,872,222
0.100% (T-BILL 3M + 0.070%),
5/7/2021
b
3,872,222
4,129,420
0.100% (T-BILL 3M FLAT),
5/7/2021
b
4,129,420
5,274,250
0.100% (T-BILL 3M FLAT),
5/7/2021
b
5,274,250
5,130,000
0.100% (T-BILL 3M FLAT),
5/7/2021
b
5,130,000
5,535,180
0.100% (T-BILL 3M FLAT),
5/7/2021
b
5,535,180
4,393,000
0.100% (T-BILL 3M FLAT),
5/7/2021
b
4,393,000
Principal
Amount
U.S. Government Agency Debt
(88.9%)
a
Value
$ 2,889,184
0.100% (T-BILL 3M FLAT),
5/7/2021
b
$ 2,889,184
4,721,698
0.100% (T-BILL 3M FLAT),
5/7/2021
b
4,721,699
2,200,000
0.100% (T-BILL 3M FLAT),
5/7/2021
b
2,200,000
3,717,000
0.100% (T-BILL 3M FLAT),
5/7/2021
b
3,717,000
3,103,774
0.100% (T-BILL 3M FLAT),
5/7/2021
b
3,103,773
5,684,211
0.100% (T-BILL 3M FLAT),
5/7/2021
b
5,684,211
6,734,400
0.100% (T-BILL 3M FLAT),
5/7/2021
b
6,734,400
2,150,000 0.130% , 10/23/2021 2,150,061
Total 600,760,898
Principal
Amount U.S. Treasury Debt ( 4.9% )
a
Value
U.S. Treasury Bills
5,000,000 0.035% , 5/11/2021 4,999,951
24,000,000 0.004% , 5/18/2021 23,999,960
U.S. Treasury Notes
3,900,000
0.240% (USBMMY 3M +
0.220%), 7/31/2021
b
3,900,679
Total 32,900,590
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 5.9% )
a
Value
RBC Dominion Securities, Inc.
40,000,000 0.005% , 5/3/2021
c
40,000,000
Total 40,000,000
Total Investments
(at amortized cost) 99.7% $673,661,488
Other Assets and Liabilities,
Net 0.3% 2,173,863
Total Net Assets 100.0% $675,835,351
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes variable rate securities. The rate shown is as of
April 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Repurchase agreement dated April 30, 2021, $40,000,017
maturing May 3, 2021, collateralized by $40,800,064 United
States Department of The Treasury, 0.005% due May 3,
2021.

Money Market Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $673,661,488
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Money Market Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
U.S. Government Agency Debt 600,760,898 – 600,760,898 –
U.S. Treasury Debt 32,900,590 – 32,900,590 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 40,000,000 – 40,000,000 –
Total Investments at Amortized Cost $673,661,488 $– $673,661,488 $–

Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Alabama (0.4%)
Auburn University, AL General Fee
Rev. Refg.
$ 1,000,000 5.000%, 6/1/2032, Ser. A $ 1,168,539
1,250,000 5.000%, 6/1/2033, Ser. A 1,457,961
Selma, AL Industrial Development
Board Rev. Refg. (International
Paper Company)
1,500,000 1.375%, 5/1/2034, Ser. A
a
1,539,779
UAB Medicine Finance Auth. Rev.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,376,182
Total 6,542,461
Alaska (<0.1%)
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Mobil)
195,000 0.040%, 12/1/2029
a
195,000
Total 195,000
Arizona (1.7%)
Arizona Board of Regents State
University System Rev.
1,000,000 5.000%, 7/1/2042, Ser. B 1,192,078
Arizona Board of Regents State
University System Rev. Refg.
750,000 5.000%, 7/1/2042, Ser. B 913,041
Arizona Industrial Development
Auth. Economic Development
Rev. (Legacy Cares, Inc.)
4,900,000 7.750%, 7/1/2050, Ser. A
b
5,424,234
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada- Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A
b
910,685
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
2,165,000 5.000%, 7/15/2050, Ser. A
b
2,430,243
Arizona Industrial Development
Auth. Education Rev. (Somerset
Academy of Las Vegas - Aliante
and Skye Canyon Campus)
450,000 4.000%, 12/15/2051, Ser. A
b,c
480,399
500,000 4.000%, 12/15/2041, Ser. A
b,c
541,645
Arizona Transportation Board
Highway Rev.
1,500,000 5.000%, 7/1/2036, Ser. A
d
1,511,656
Glendale, AZ Industrial
Development Auth. Rev.
(Midwestern University)
2,515,000 5.000%, 5/15/2031 2,606,823
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
1,500,000 5.000%, 5/15/2056, Ser. A 1,673,471
Northern Arizona University Refg.
C.O.P.
1,000,000 5.000%, 9/1/2022 1,061,411
Northern Arizona University Refg.
Rev.
1,180,000 5.000%, 6/1/2036, Ser. A 1,407,739
750,000 5.000%, 6/1/2037, Ser. A 893,825
Principal
Amount Long-Term Fixed Income (98.8%) Value
Arizona (1.7%) - continued
$ 320,000 5.000%, 6/1/2038, Ser. A $ 381,442
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,388,309
Phoenix-Mesa Gateway Airport
Auth. Special Fac. Rev.
1,450,000 5.000%, 7/1/2038, AMT 1,521,868
Student & Academic Services, LLC
Northern AZ Capital Fac. Lease
Rev. (BAM Insured)
750,000 5.000%, 6/1/2039
e
839,923
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 591,251
725,000 5.000%, 8/1/2039 910,920
Total 27,680,963
Arkansas (0.3%)
University of Arkansas Rev. Refg.
900,000 5.000%, 11/1/2037, Ser. A 1,082,360
1,300,000 5.000%, 11/1/2046, Ser. A 1,556,382
University of Arkansas Rev. Refg.
Various Fac. Rev. (Pine Bluff
Campus)
650,000 5.000%, 12/1/2029, Ser. A 749,024
University of Arkansas Rev. Various
Fac. (Fayetteville Campus)
1,135,000 5.000%, 11/1/2039, Ser. A 1,292,324
825,000 5.000%, 11/1/2041, Ser. A 937,944
Total 5,618,034
California (9.6%)
Anaheim Public Financing Auth.
Lease Rev. (Anaheim Public
Improvements) (AGM Insured)
3,555,000 6.000%, 9/1/2024, Ser. A
e
3,913,011
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,625,992
California County Tobacco
Securitization Agency
(Sonoma County Securitization
Corporation)
200,000 5.000%, 6/1/2049, Ser. B-1 245,317
California Department of Water
Resources Rev. Refg. (Central
Valley)
1,500,000 5.000%, 12/1/2031, Ser. AX 1,908,835
1,000,000 5.000%, 12/1/2032, Ser. AX 1,270,400
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 9,027,324
8,300,000 5.000%, 5/1/2045, Ser. U-6 12,554,164
California Health Fac. Financing
Auth. Rev.
1,750,000 5.000%, 8/15/2055, Ser. B 2,056,507
6,225,000 5.000%, 11/15/2056, Ser. A 7,493,501

Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
California (9.6%) - continued
California Infrastructure and
Economic Development Bank
Rev. (Bay Area Toll Bridges
Seismic Retrofit Rev.) (FGIC
Insured)
$ 5,000,000 5.000%, 7/1/2025, Ser. A
d,e
$ 5,963,527
California Municipal Finance Auth.
Refg. Rev. (Biola University)
2,000,000 5.000%, 10/1/2042 2,158,982
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
275,000 5.000%, 10/1/2025 323,782
300,000 5.000%, 10/1/2026 362,938
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser. A,
AMT 6,203,910
California Municipal Finance Auth.
Rev. Refg. (ExxonMobil)
4,285,000 0.050%, 12/1/2029, AMT
a
4,285,000
California Pollution Control
Financing Auth. Rev. Refg.
(ExxonMobil)
205,000 0.050%, 12/1/2029, AMT
a
205,000
California Various Purpose G.O.
10,000 5.250%, 4/1/2029 10,039
7,500,000 5.000%, 4/1/2032 10,395,839
500,000 5.000%, 4/1/2049 628,599
Foothill-De Anza, CA Community
College District G.O.
5,000,000 5.000%, 8/1/2040, Ser. C
d
5,059,550
Golden West Schools Financing
Auth. Rev. (NATL-RE Insured)
420,000 5.800%, 2/1/2022, Ser. A
e
437,453
Los Angeles, CA Department
of Airports Rev. (Los Angeles
International Airport)
3,000,000
5.000%, 5/15/2044, Ser. F,
AMT 3,687,454
Los Angeles, CA Department of
Airports Rev. Refg.
4,000,000 4.000%, 5/15/2040, Ser. B 4,793,661
Los Angeles, CA Department of
Water & Power Rev.
7,000,000 5.000%, 7/1/2044, Ser. D 7,938,805
Pomona, CA Single Family
Mortgage Rev. Refg. (GNMA/
FNMA/FHLMC Collateralized)
985,000 7.600%, 5/1/2023, Ser. A
d,e
1,053,814
San Bernardino, CA Single Family
Mortgage Rev. Refg. (GNMA
Collateralized)
355,000 7.500%, 5/1/2023, Ser. A
d,e
379,744
San Diego Unified School District
G.O.
10,000,000 6.000%, 7/1/2033, Ser. A
d
11,807,725
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,396,168
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 8,780,177
5,700,000 5.000%, 5/1/2047, Ser. B 6,912,930
Principal
Amount Long-Term Fixed Income (98.8%) Value
California (9.6%) - continued
San Jose, CA Redevelopment
Agency Successor Agency Tax
Allocation Refg.
$ 6,000,000 5.000%, 8/1/2035, Ser. A $ 7,348,210
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000
Zero Coupon, 8/1/2025,
Ser. C 4,843,907
University of California Limited Rev.
Refg.
8,000,000 5.000%, 5/15/2032, Ser. I 9,415,114
Total 154,487,379
Colorado (5.2%)
Colorado Educational and Cultural
Fac. Auth. Charter School Refg.
Rev. (Pinnacle Charter School,
Inc. K-8 Fac.)
200,000 5.000%, 6/1/2021 200,592
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 727,504
475,000 5.000%, 4/1/2048 566,607
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 3,065,896
2,500,000 5.000%, 12/1/2055 3,053,811
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
b
1,237,546
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
4,000,000 5.000%, 9/1/2046 4,594,800
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,491,252
Colorado Health Fac. Auth. Rev.
(Evangelical Lutheran Good
Samaritan Society)
2,110,000 5.000%, 12/1/2024
d
2,220,820
500,000 5.625%, 6/1/2043
d
556,360
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 7,234,063
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 2,113,428
Colorado State Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center)
3,325,000 4.000%, 9/1/2050, Ser. A 3,733,438
Colorado State Health Fac.
Auth. Hospital Rev. Refg.
(Commonspirit Health Obligated
Group)
10,000,000 4.000%, 8/1/2049, Ser. A-2 11,278,194

Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Colorado (5.2%) - continued
Colorado State Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
$ 500,000 5.000%, 5/15/2030, Ser. A $ 597,323
385,000 5.000%, 5/15/2031, Ser. A 458,299
300,000 5.000%, 5/15/2032, Ser. A 356,197
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
b
1,823,829
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,131,639
Larimer Weld & Boulder County,
CO G.O. (Thompson School
District)
1,500,000 5.000%, 12/15/2034 1,921,549
3,000,000 5.000%, 12/15/2035 3,834,106
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,467,415
2,250,000 5.000%, 12/1/2046, Ser. A 2,586,570
Park Creek, CO Metropolitan
District Rev. Refg.
1,220,000 5.000%, 12/1/2022 1,307,017
1,000,000 5.000%, 12/1/2024 1,154,232
Plaza Metropolitan District No. 1
Rev. Refg. (City of Lakewood)
1,000,000 5.000%, 12/1/2021
b
1,020,243
500,000 5.000%, 12/1/2022
b
526,475
University of Colorado University
Enterprise Rev.
3,250,000 5.000%, 6/1/2033, Ser. A
d
3,719,346
9,790,000 5.000%, 6/1/2033
d
9,826,035
3,000,000 5.000%, 6/1/2034, Ser. A
d
3,433,242
Weld County, CO School District 6
Greeley G.O.
3,000,000 5.000%, 12/1/2044 3,840,134
Total 83,077,962
Connecticut (0.3%)
Connecticut State Health &
Educational Fac. Auth. Rev.
(Sacred Heart University)
500,000 4.000%, 7/1/2045, Ser. K 571,054
Connecticut State Health &
Educational Fac. Auth. Rev.
Refg. (Sacred Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 715,158
Connecticut State Health and
Educational Fac. Auth. Rev.
(McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
b
1,106,026
University of Connecticut Rev.
1,500,000 5.000%, 11/1/2036, Ser. A 1,878,022
Total 4,270,260
Principal
Amount Long-Term Fixed Income (98.8%) Value
Delaware (0.2%)
Delaware State Economic
Development Auth. Charter
School Rev. (Newark Charter
School, Inc.)
$ 2,000,000 5.000%, 9/1/2050 $ 2,378,044
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 982,117
500,000 5.000%, 7/1/2048, Ser. A 558,011
Total 3,918,172
District of Columbia (1.5%)
District of Columbia Water & Sewer
Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 16,872,525
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
6,000,000
5.000%, 10/1/2038, Ser. A,
AMT 6,607,368
Total 23,479,893
Florida (3.9%)
Broward County, FL Fuel System
Rev. (Fort Lauderdale Fuel Fac.)
(AGM Insured)
605,000
5.000%, 4/1/2022, Ser. A,
AMT
e
631,113
700,000
5.000%, 4/1/2025, Ser. A,
AMT
e
756,075
Broward County, FL Water and
Sewer Utility Rev. Refg.
1,000,000 5.000%, 10/1/2030, Ser. A 1,192,210
1,500,000 5.000%, 10/1/2031, Ser. B 1,787,594
Capital Trust Agency FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,877,202
CityPlace Community Development
District Special Assessment and
Rev.
2,000,000 5.000%, 5/1/2026 2,279,310
Escambia County, FL Health Fac.
Auth. Rev. Refg.
5,000,000 4.000%, 8/15/2050, Ser. A 5,683,585
Florida State Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
250,000 4.000%, 7/1/2055, Ser. A 267,109
Florida State Higher Educational
Fac. Financial Auth. Educational
Rev. (Ringling College)
5,000,000 5.000%, 3/1/2042 5,629,418
Florida State Municipal Power
Agency Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,185,061
840,000 5.000%, 10/1/2031, Ser. B 995,458

Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Florida (3.9%) - continued
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
$ 3,500,000
5.000%, 10/1/2049, Ser. A,
AMT $ 4,299,291
Gulf Breeze, FL Rev. Refg.
2,020,000 5.000%, 12/1/2033 2,024,488
Jacksonville, FL Port Auth. Rev.
Refg.
2,545,000
5.000%, 11/1/2038, Ser. A,
AMT
d
2,710,648
Lee Memorial Health System Rev.
Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,227,872
Miami-Dade County, FL Industrial
Development Auth. (Pinecrest
Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,623,190
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,744,641
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
1,250,000 5.000%, 10/1/2047, Ser. A 1,517,748
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 1,179,319
Palm Beach County Health Fac.
Auth. Rev. (Life Communities,
Inc.)
2,000,000 5.000%, 11/15/2045, Ser. A 2,296,428
Palm Beach County Health Fac.
Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 3,330,845
South FL Water Management
District C.O.P. Refg.
4,000,000 5.000%, 10/1/2036 4,746,890
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 622,489
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,863,581
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,687,878
Total 63,159,443
Georgia (1.0%)
Atlanta, GA Airport General Rev.
1,000,000
5.000%, 1/1/2033, Ser. C,
AMT 1,029,943
500,000
5.000%, 1/1/2034, Ser. C,
AMT 514,971
500,000
5.000%, 1/1/2037, Ser. C,
AMT 514,971
Atlanta, GA Airport General Rev.
Refg.
1,425,000 5.000%, 1/1/2033, Ser. B 1,588,856
Principal
Amount Long-Term Fixed Income (98.8%) Value
Georgia (1.0%) - continued
Atlanta, GA Water & Wastewater
Rev. Refg.
$ 2,500,000 5.000%, 11/1/2031 $ 2,931,007
Fulton County, GA Development
Auth. Rev. (Georgia Institute of
Technology)
1,400,000 5.000%, 6/15/2044 1,749,791
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 283,656
Main Street Natural Gas, Inc. Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 2,194,444
1,920,000 5.000%, 5/15/2033, Ser. A 2,371,571
1,900,000 5.000%, 5/15/2034, Ser. A 2,334,988
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 297,806
Municipal Electric Auth. of Georgia
Rev. Refg.
610,000 5.000%, 1/1/2035, Ser. A 694,890
Total 16,506,894
Guam (<0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 293,751
Total 293,751
Hawaii (1.5%)
Hawaii State Airports System Rev.
Refg.
8,000,000 4.000%, 7/1/2039, Ser. D 9,602,490
Hawaii State Department of Budget
and Finance Special Purpose
Senior Living Rev. Refg.
1,000,000 5.125%, 11/15/2032 1,056,962
5,395,000 5.250%, 11/15/2037 5,694,036
Hawaii State Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,751,731
Hawaii State Harbor System Rev.
Refg.
200,000
4.000%, 7/1/2036, Ser. A,
AMT 235,609
Honolulu, HI City & County
Wastewater System Rev.
350,000 5.000%, 7/1/2036, Ser. A 420,534
Honolulu, HI City & County
Wastewater System Rev. Refg.
4,505,000 5.000%, 7/1/2036, Ser. B 5,412,872
Total 24,174,234
Illinois (6.7%)
Chicago Metropolitan Water
Reclamation District G.O. Refg.
8,700,000 5.250%, 12/1/2032, Ser. C 12,172,836
Chicago, IL G.O. Refg.
1,220,000 5.000%, 1/1/2023, Ser. C
d
1,316,687
2,780,000 5.000%, 1/1/2023, Ser. C 2,968,772
1,000,000 5.000%, 1/1/2027, Ser. A 1,191,004

Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Illinois (6.7%) - continued
Chicago, IL Midway International
Airport Rev.
$ 1,120,000
5.000%, 1/1/2026, Ser. A,
AMT $ 1,248,785
Chicago, IL O'Hare International
Airport Rev.
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,173,582
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,173,582
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,390,273
5,000,000 5.000%, 1/1/2048, Ser. B 6,097,981
Illinois Finance Auth. Multifamily
Housing Rev. (Better Housing
Foundation Blue Station)
1,750,000 5.000%, 12/1/2043, Ser. A-1
f,g
1,128,750
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,184,725
Illinois Finance Auth. Rev. (Rush
University Medical Center)
1,000,000 5.000%, 11/15/2027, Ser. A 1,165,569
Illinois Finance Auth. Rev. (The Art
Institute of Chicago)
3,510,000 5.000%, 3/1/2034
d
3,650,596
20,000 5.000%, 3/1/2034
d
20,793
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,850,579
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,776,072
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 2,024,771
2,100,000 5.000%, 8/1/2047, Ser. A 2,418,630
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 560,177
2,885,000 5.000%, 2/15/2037 3,223,874
1,000,000 5.000%, 2/15/2047, Ser. A 1,109,438
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 7,734,856
7,150,000 5.000%, 6/1/2024 8,083,651
5,000,000 5.000%, 3/1/2027 5,181,450
1,500,000 5.500%, 7/1/2033 1,633,887
1,750,000 5.500%, 7/1/2038 1,898,860
800,000 5.000%, 3/1/2046, Ser. A 982,733
Illinois G.O. Refg.
1,500,000 5.000%, 10/1/2021, Ser. B 1,528,399
Illinois State Toll Highway Auth. Rev.
5,400,000 5.000%, 1/1/2044, Ser. A 6,688,378
Illinois State Toll Highway Auth.
Senior Rev.
5,000,000 5.000%, 1/1/2031, Ser. A 6,431,057
Principal
Amount Long-Term Fixed Income (98.8%) Value
Illinois (6.7%) - continued
Metropolitan Pier and Exposition
Auth., IL Refg. (McCormick Place
Expansion) (NATL-RE Insured)
$ 3,100,000
Zero Coupon, 6/15/2024,
Ser. A
e
$ 2,995,549
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
e
1,915,020
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
e
7,032,429
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 617,290
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
h
1,648,613
Regional Transportation Auth.,
Cook, DuPage, Kane, Lake,
McHenry and Will Counties, IL
Rev. (NATL-RE Insured)
395,000 6.700%, 11/1/2021, Ser. A
e
407,671
Total 107,627,319
Indiana (1.1%)
Indiana Municipal Power Agency
Power Supply System Rev.
1,750,000 5.250%, 1/1/2034, Ser. A
d
1,941,036
4,155,000 5.000%, 1/1/2042, Ser. A
d
4,186,950
Knox County, IN Economic
Development Rev. Refg. (Good
Samaritan Hospital)
1,955,000 5.000%, 4/1/2037, Ser. A 2,021,217
2,465,000 5.000%, 4/1/2042, Ser. A 2,543,746
Purdue University, IN Rev. Refg.
1,500,000 5.000%, 7/1/2028, Ser. A 1,746,141
Saint Joseph County, IN Economic
Development Rev. (Saint Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 4,495,852
Total 16,934,942
Iowa (1.9%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 5,161,707
Des Moines, IA Airport Auth. Rev.
Refg.
1,205,000 5.000%, 6/1/2024, AMT 1,263,426
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 7,260,263
Iowa Finance Auth. Rev. Refg.
8,100,000 5.000%, 8/1/2036 10,084,185
3,000,000 5.000%, 8/1/2042 3,696,558
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,798,235
Total 30,264,374

Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Kansas (0.9%)
Kansas Development Finance Auth.
Rev.
$ 3,575,000 5.000%, 5/15/2030, Ser. S $ 3,584,343
Kansas Turnpike Auth. Rev. Refg.
1,000,000 5.000%, 9/1/2037, Ser. A 1,294,425
750,000 5.000%, 9/1/2038, Ser. A 968,390
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 3,018,288
University of Kansas Hospital Auth.
Refg. Rev.
4,635,000 5.000%, 3/1/2047, Ser. A 5,557,484
Total 14,422,930
Kentucky (0.4%)
Kentucky State Turnpike Auth.
Economic Development Road
Rev.
5,000,000 5.000%, 7/1/2028, Ser. A
d
5,282,947
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
e
911,365
Total 6,194,312
Louisiana (2.0%)
Alexandria, LA Utilities Rev.
5,000,000 5.000%, 5/1/2043, Ser. A
d
5,484,185
Lafayette Public Power Auth.
Electric Rev.
375,000 5.000%, 11/1/2022 401,680
1,520,000 5.000%, 11/1/2031 1,624,878
Louisiana Local Government
Environmental Fac. & Community
Development Auth. East Baton
Rouge Sewer Rev.
4,900,000 5.000%, 2/1/2035, Ser. A
d
5,316,798
Louisiana Public Fac. Auth.
Rev. Refg. (Ochsner Clinic
Foundation)
4,000,000 4.000%, 5/15/2049, Ser. A 4,612,972
Louisiana State Public Fac.
Auth. Rev. (University of New
Orleans Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
1,355,000 5.000%, 9/1/2030
e
1,531,276
800,000 5.000%, 9/1/2031
e
904,034
New Orleans, LA Aviation Board
Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,839,917
750,000
5.000%, 1/1/2048, Ser. B,
AMT 883,654
New Orleans, LA G.O. Refg.
750,000 5.000%, 12/1/2026 899,618
850,000 5.000%, 12/1/2027 1,016,332
350,000 5.000%, 12/1/2029 417,309
Port of New Orleans Board of
Commissioners Port Fac. Refg.
Rev.
1,365,000
5.000%, 4/1/2030, Ser. B,
AMT
d
1,483,423
Principal
Amount Long-Term Fixed Income (98.8%) Value
Louisiana (2.0%) - continued
$ 1,500,000
5.000%, 4/1/2031, Ser. B,
AMT
d
$ 1,630,136
525,000
5.000%, 4/1/2033, Ser. B,
AMT
d
570,548
Port of New Orleans Board of
Commissioners Port Fac. Refg.
Rev. (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
e
1,777,856
Total 31,394,616
Maryland (0.2%)
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 2,214,506
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,125,600
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 226,131
200,000 4.000%, 7/1/2045 228,244
Total 3,794,481
Massachusetts (4.6%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
e
6,050,566
Massachusetts Development
Finance Agency Rev. (Dana-
Farber Cancer Institute)
6,500,000 5.000%, 12/1/2046, Ser. N 7,658,308
Massachusetts Development
Finance Agency Rev.
(Northeastern University)
750,000 5.000%, 10/1/2031 800,218
Massachusetts Development
Finance Agency Rev. (Wellesley
College)
3,000,000 5.000%, 7/1/2042, Ser. J 3,170,005
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 581,703
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 14,032,893
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
15,295,000 5.250%, 7/1/2033, Ser. L 21,957,834
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 7,031,035
Massachusetts Port Auth. Rev.
8,300,000
5.000%, 7/1/2042, Ser. A,
AMT
d
8,754,701

Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Massachusetts (4.6%) - continued
University of Massachusetts
Building Auth. Rev. Refg.
$ 2,750,000
5.000%, 5/1/2038, Ser.
2019-1 $ 3,501,624
Total 73,538,887
Michigan (2.8%)
Grand Valley, MI State University
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 748,276
Grand Valley, MI State University
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 2,172,239
Great Lakes, MI Water Auth. Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 11,849,149
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,489,991
1,750,000 4.000%, 9/1/2046 2,015,312
Michigan State Finance Auth. Rev.
(Beaumont Health Credit Group)
6,000,000 5.000%, 11/1/2044, Ser. A 6,912,562
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 662,781
Michigan Strategic Rev.
7,775,000 5.000%, 12/31/2043, AMT 9,394,463
5,110,000 5.000%, 6/30/2048, AMT 6,136,753
Saginaw, MI City School District
U.T.G.O. (Q-SBLF Insured)
2,500,000 4.000%, 5/1/2050
e
2,988,262
Total 44,369,788
Minnesota (2.8%)
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,606,890
Goodhue County, MN Education
District No. 6051 C.O.P.
250,000 5.000%, 2/1/2029
d
282,057
500,000 5.000%, 2/1/2034
d
564,115
750,000 5.000%, 2/1/2039
d
846,172
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 370,192
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
b
524,920
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,000,000 5.000%, 10/1/2040 1,255,595
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,946,057
Principal
Amount Long-Term Fixed Income (98.8%) Value
Minnesota (2.8%) - continued
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
$ 1,015,000 5.000%, 10/1/2045, Ser. A $ 1,202,510
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 229,866
150,000 5.000%, 10/1/2030 172,400
200,000 5.000%, 10/1/2032 229,646
175,000 5.000%, 10/1/2033 200,813
1,500,000 5.000%, 10/1/2047 1,785,933
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 4,341,792
St. Cloud, MN Health Care Rev.
Refg. (CentraCare Health
System)
125,000 5.125%, 5/1/2030, Ser. A 125,382
1,000,000 5.000%, 5/1/2046, Ser. A 1,160,714
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,285,290
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners Obligated
Group)
5,945,000 5.000%, 7/1/2032, Ser. A 6,903,256
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
6,945,000 5.000%, 11/15/2047, Ser. A 8,213,115
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 1,020,633
University of Minnesota Rev. (State
Supported Biomedical Science
Research Fac. Funding)
1,655,000 5.000%, 8/1/2030, Ser. B 1,674,100
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 529,168
Western Minnesota Municipal
Power Agency Rev.
1,000,000 5.000%, 1/1/2033, Ser. A
d
1,127,480
1,000,000 5.000%, 1/1/2034, Ser. A
d
1,127,481
300,000 5.000%, 1/1/2035, Ser. A
d
338,244
1,000,000 5.000%, 1/1/2040, Ser. A
d
1,127,481
Winona, MN Health Care Fac. Rev.
Refg. (Winona Health Obligated
Group)
500,000 5.000%, 7/1/2034 502,160
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
250,000 4.000%, 12/1/2050 263,558
Total 44,957,020

Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Mississippi (0.4%)
D'Iberville Tax Increment Refg.
(Gulf Coast Promenade)
$ 1,750,000 5.000%, 4/1/2033 $ 1,807,604
Mississippi Development Bank
G.O. (Desoto County Highway
Construction)
3,180,000 5.000%, 1/1/2030
d
3,437,563
Warren County, MS Gulf
Opportunity Zone Rev. Refg.
(International Paper Company)
1,625,000 1.375%, 5/1/2034, Ser. A
a
1,668,094
Total 6,913,261
Missouri (0.9%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 2,189,049
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport) (AGM
Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
e
5,766,908
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
1,200,000 5.000%, 8/15/2042, Ser. A 1,336,154
Missouri State Health and
Educational Fac. Auth. Rev.
(Lake Regional Health System)
925,000 5.000%, 2/15/2022 952,284
1,680,000 5.000%, 2/15/2034 1,715,481
St. Louis, MO Airport Rev. (AGM
Insured)
1,000,000 5.000%, 7/1/2047, Ser. C
e
1,209,125
St. Louis, MO Airport Rev. Refg.
(Lambert-St. Louis International
Airport)
1,000,000 5.000%, 7/1/2032, AMT 1,048,610
Total 14,217,611
Montana (0.4%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 1,033,956
800,000 5.000%, 7/1/2039, Ser. A 994,531
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 4,151,626
Total 6,180,113
Nebraska (2.0%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital Obligated
Group)
2,105,000 5.000%, 11/15/2047 2,491,861
Principal
Amount Long-Term Fixed Income (98.8%) Value
Nebraska (2.0%) - continued
Lincoln, NE Lincoln Electric System
Rev. Refg.
$ 2,500,000 5.000%, 9/1/2037
d
$ 2,661,815
Nebraska Public Power District Rev.
1,325,000 5.000%, 1/1/2033, Ser. A 1,365,849
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 9,242,611
Omaha, NE Public Power District
Electric Rev. Refg.
8,275,000 5.000%, 2/1/2042, Ser. A 10,227,998
Omaha, NE Sanitary Sewerage
System Rev.
1,340,000 5.000%, 11/15/2034 1,547,996
University of Nebraska Lincoln
Student Fees and Fac. Rev.
1,000,000 5.000%, 7/1/2037
d
1,032,306
University of Nebraska Lincoln
Student Fees and Fac. Rev.
Refg.
3,050,000 5.000%, 7/1/2038
d
3,222,598
Total 31,793,034
Nevada (0.4%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,789,845
3,250,000 5.000%, 9/1/2047, Ser. A 3,853,905
Total 5,643,750
New Hampshire (0.6%)
National Finance Auth., NH Senior
Living Rev. Refg. (Springpoint
Senior Living)
1,330,000 4.000%, 1/1/2051 1,455,198
New Hampshire Health and
Education Fac. Auth. Rev.
5,000,000 5.000%, 8/1/2059, Ser. A 7,762,803
Total 9,218,001
New Jersey (2.5%)
New Jersey Covid-19 Emergency
Bonds G.O.
1,250,000 4.000%, 6/1/2032, Ser. A 1,569,374
New Jersey Economic
Development Auth. Rev. School
Fac. Construction
4,000,000 5.000%, 6/15/2043, Ser. EEE 4,847,377
New Jersey Economic
Development Auth. Rev. Self
Designated Social Bonds
300,000
4.000%, 6/15/2050, Ser.
QQQ 340,190
New Jersey Transportation Trust
Fund Auth. Rev.
1,500,000 5.000%, 6/15/2026, Ser. A 1,508,072
1,000,000 5.250%, 6/15/2033, Ser. AA 1,155,202
1,645,000 5.250%, 6/15/2034, Ser. AA 1,898,103
10,000,000 4.000%, 6/15/2045, Ser. AA 11,401,479
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,464,465

Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
New Jersey (2.5%) - continued
New Jersey Turnpike Auth. Rev.
$ 1,000,000 4.000%, 1/1/2051, Ser. A $ 1,170,309
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
e
3,740,768
Tobacco Settlement Financing
Corporation Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 10,820,560
Total 40,915,899
New York (9.3%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,660,539
Hudson, NY Yards Infrastructure
Corporation Rev. Refg.
2,000,000 5.000%, 2/15/2042, Ser. A 2,371,390
Metropolitan Transportation Auth.
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
3,544,402
Metropolitan Transportation Auth.
NY Rev. Refg.
2,190,000 5.000%, 11/15/2035 2,696,882
Monroe County Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A 1,160,404
Monroe County Industrial
Development Corporation Rev.
Refg. (University of Rochester)
1,000,000 5.000%, 7/1/2030, Ser. D 1,239,010
1,550,000 5.000%, 7/1/2031, Ser. C 1,921,018
800,000 5.000%, 7/1/2031, Ser. D 991,493
New York City Municipal Water
Finance Auth. Water and Sewer
System Rev.
8,000,000
5.000%, 6/15/2037, Ser.
DD-1 9,964,710
12,000,000
5.000%, 6/15/2049, Ser.
CC-1 15,097,844
New York City Transitional Finance
Auth. Future Tax Secured Rev.
15,000,000 5.000%, 11/1/2033, Ser. D-1 15,348,426
2,695,000 0.030%, 8/1/2041
a
2,695,000
19,000,000 5.000%, 2/1/2043, Ser. A 23,159,125
800,000 4.000%, 11/1/2045, Ser. D 935,664
New York State Dormitory Auth.
State Personal Income Tax Rev.
5,000,000 5.000%, 3/15/2039, Ser. C 5,611,863
New York State Dormitory Auth.
State Personal Income Tax Rev.
Refg.
8,320,000 5.000%, 2/15/2043, Ser. B 10,119,563
10,000 5.000%, 2/15/2043, Ser. B
d
12,665
New York State Liberty
Development Corporation Rev.
10,000,000 5.250%, 12/15/2043 10,285,114
Principal
Amount Long-Term Fixed Income (98.8%) Value
New York (9.3%) - continued
New York Transportation
Development Corporation
Exempt Fac. Rev. (New York
State Thruway Service Areas)
$ 750,000 4.000%, 4/30/2053, AMT $ 850,224
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 932,186
New York, NY G.O.
2,000,000 5.000%, 3/1/2050, Ser. F-1 2,535,259
1,920,000 5.000%, 8/1/2032, Ser. A 2,194,183
1,750,000 4.000%, 3/1/2047, Ser. F-1 2,046,296
Port Auth. of New York & New
Jersey Rev.
1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT 1,257,001
2,500,000 5.000%, 9/1/2035 2,869,657
2,500,000 5.000%, 9/1/2036 2,866,977
5,000,000 5.000%, 9/1/2039 5,716,127
Port Auth. of New York & New
Jersey Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 6,126,369
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 2,048,926
Triborough NY Bridge & Tunnel
Auth. Rev.
2,550,000
5.000%, 11/15/2037, Ser.
2008-B-3 3,017,904
1,000,000 5.250%, 11/15/2045, Ser. A 1,175,026
Triborough NY Bridge & Tunnel
Auth. Rev. (MTA Bridges and
Tunnels)
5,000,000 5.000%, 11/15/2049, Ser. A 6,173,105
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 958,862
Total 149,583,214
North Carolina (0.9%)
Appalachian State University Rev.
2,510,000 5.000%, 5/1/2044 3,102,812
Charlotte, NC, Rev. (Charlotte
Douglas International Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,824,101
North Carolina Capital Fac. Finance
Agency Rev. Refg. (Johnson and
Wales University)
1,000,000 5.000%, 4/1/2032 1,071,849
1,000,000 5.000%, 4/1/2033 1,071,459
North Carolina Eastern Municipal
Power Agency Power System
Rev.
1,475,000 6.000%, 1/1/2026, Ser. A
d
1,532,055
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes
Obligated Group)
1,000,000 5.000%, 10/1/2050, Ser. A 1,187,241

Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
North Carolina (0.9%) - continued
North Carolina Turnpike Auth.
(Triangle Expressway Auth.)
(AGM Insured)
$ 4,250,000 5.000%, 1/1/2049
e
$ 5,335,913
Total 15,125,430
North Dakota (0.4%)
North Dakota Public Finance Auth.
Rev. (State Revolving Fund)
1,495,000 5.000%, 10/1/2031, Ser. A 1,524,590
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 4,420,649
Total 5,945,239
Ohio (5.4%)
Akron Bath and Copley Joint
Township Ohio Hospital Fac.
Rev. Refg. (Summa Health
Obligated Group)
1,600,000 4.000%, 11/15/2037 1,840,411
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,181,138
AMP Fremont Energy Center Rev.
3,000,000 5.000%, 2/15/2037, Ser. B 3,114,922
Bowling Green, OH State University
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 576,286
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg.
15,000,000 5.000%, 6/1/2055, Ser. B-2 16,850,203
Cuyahoga County, OH Sales Tax
Rev.
1,000,000 5.000%, 12/1/2035
d
1,169,339
Hamilton County, OH Hospital
Fac. Rev. Refg. (TriHealth, Inc.
Obligated Group)
1,500,000 4.000%, 8/15/2050, Ser. A 1,731,861
Kent State University General
Receipts Rev.
2,000,000 5.000%, 5/1/2029 2,405,833
1,500,000 5.000%, 5/1/2037, Ser. A
d
1,572,679
Lucas County, OH Health Care
System Refg. Rev. (Sunset
Retirement Communities)
1,360,000 5.125%, 8/15/2025 1,374,899
1,750,000 5.500%, 8/15/2030 1,767,929
Miami University OH Rev.
1,600,000 5.000%, 9/1/2036 1,623,397
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 923,087
Ohio Higher Educational Fac.
Commission Rev. (Case Western
Reserve University)
2,745,000 5.000%, 12/1/2028 3,148,625
Principal
Amount Long-Term Fixed Income (98.8%) Value
Ohio (5.4%) - continued
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
$ 2,565,000 5.000%, 12/1/2035, Ser. A $ 2,968,058
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,619,270
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,809,074
Ohio Hospital Rev. (Cleveland
Clinic Health System Obligated
Group)
5,000,000 5.000%, 1/1/2034
d
5,161,531
Ohio Hospital Rev. Refg. (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 4,958,594
Ohio State Turnpike Commission
Rev.
8,945,000
Zero Coupon, 2/15/2034, Ser.
A-4
h
11,085,959
Ohio State Turnpike Commission
Rev. Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
e
12,064,917
Toledo, OH Water System Rev. and
Improvements
2,455,000 5.000%, 11/15/2036 2,973,189
Toledo, OH Water System Rev.
Refg. and Improvements
2,500,000 5.000%, 11/15/2038 2,716,907
Total 87,638,108
Oklahoma (1.5%)
Grand River, OK Dam Authority
Rev.
7,815,000 5.000%, 6/1/2039, Ser. A 8,816,695
Oklahoma Agricultural and
Mechanical Colleges General
Rev.
3,000,000 5.000%, 8/1/2038, Ser. C
d
3,326,919
Oklahoma State Water Resources
Board Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,438,967
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,933,252
5,665,000 5.000%, 1/1/2047, Ser. C 6,725,554
Total 24,241,387
Oregon (1.5%)
Clackamas and Washington
Counties, OR Joint School
District No.3 G.O. (West Linn-
Wilsonville Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 441,026
Clackamas County, OR School
District U.T.G.O.
3,500,000 5.000%, 6/15/2049, Ser. B 4,356,402

Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Oregon (1.5%) - continued
Multnomah & Clackamas Counties
School District G.O.
$ 520,000
Zero Coupon, 6/15/2035,
Ser. A $ 368,549
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2050, Ser. 27A,
AMT 6,145,182
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
1,025,000 5.000%, 7/1/2035, Ser. 23 1,190,671
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 5,800,557
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,572,548
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
b
946,977
Total 23,821,912
Pennsylvania (2.0%)
Allegheny County, PA Hospital
Development Auth. Rev. Refg.
(University of Pittsburgh Medical
Center)
1,500,000 5.000%, 7/15/2034, Ser. A 1,922,746
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043 510,648
410,000 5.000%, 5/15/2048 453,640
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Social Ministries)
1,220,000 5.000%, 1/1/2038 1,343,020
130,000 5.000%, 1/1/2038
d
151,283
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 270,093
250,000 5.000%, 3/1/2045 271,880
Pennsylvania Economic
Development Financial Auth.
Solid Waste Disposal Rev.
(CarbonLite P, LLC)
258,164 5.750%, 6/1/2036, AMT
*,f,g
154,899
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
e
3,763,068
Pennsylvania Turnpike Commission
Turnpike Rev.
1,000,000 4.000%, 12/1/2050, Ser. A 1,155,898
3,000,000 5.000%, 12/1/2040, Ser. B 3,548,952
4,950,000 5.000%, 12/1/2046, Ser. A-1 5,872,928
Principal
Amount Long-Term Fixed Income (98.8%) Value
Pennsylvania (2.0%) - continued
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
$ 10,440,000 6.250%, 6/1/2033, Ser. C
e
$ 13,187,792
Total 32,606,847
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing
Corporation Rev.
6,018,000 4.550%, 7/1/2040, Ser. A-1 6,663,876
Total 6,663,876
South Carolina (1.5%)
Beaufort-Jasper Water & Sewer
Auth. Rev. Refg.
425,000 5.000%, 3/1/2025, Ser. B 499,828
Charleston County, SC Airport
System Rev.
6,215,000
5.500%, 7/1/2031, Ser. A,
AMT 6,879,798
Columbia, SC Waterworks and
Sewer System Rev.
5,250,000 5.000%, 2/1/2049, Ser. A
d
6,879,000
Greenwood County, SC Hospital
Fac. Rev. Refg. (Self Regional
Healthcare)
1,120,000 5.000%, 10/1/2024, Ser. B 1,165,935
2,890,000 5.000%, 10/1/2031, Ser. B 2,991,847
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,525,636
South Carolina Jobs Economic
Development Auth. Refg. (Life
Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,294,545
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
1,460,000 5.000%, 4/1/2054, Ser. A 1,615,227
Total 24,851,816
South Dakota (0.1%)
South Dakota Board Of Regents
Housing  & Auxiliary Fac. System
Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,144,582
Total 1,144,582
Tennessee (0.2%)
Tennessee State School Bond Auth.
Rev. (2nd Program)
500,000 5.000%, 11/1/2031
d
581,755
450,000 5.000%, 11/1/2032
d
523,579
1,275,000 5.000%, 11/1/2034
d
1,483,475
250,000 5.000%, 11/1/2036
d
290,877
Total 2,879,686

Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Texas (9.3%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
$ 3,180,000 4.000%, 8/15/2055, Ser. A
e
$ 3,703,341
Central Texas Regional Mobility
Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. B 1,162,695
1,700,000 5.000%, 1/1/2040, Ser. A 1,947,211
500,000 5.000%, 1/1/2045, Ser. E 621,436
1,000,000 5.000%, 1/1/2046, Ser. B 1,264,342
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
1,000,000 5.000%, 8/15/2042 1,035,557
2,000,000 6.000%, 8/15/2043 2,181,825
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
1,000,000 5.000%, 8/15/2036, Ser. A
e
1,200,158
4,605,000 5.000%, 8/15/2039
e
5,189,335
2,000,000 5.000%, 8/15/2046, Ser. A
e
2,361,985
Dallas and Fort Worth, TX
International Airport Rev. Refg.
4,000,000 5.250%, 11/1/2033, Ser. F 4,454,324
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
295,000 5.000%, 1/1/2033, Ser. A 306,262
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Brazos
Presbyterian Homes)
2,000,000 5.000%, 1/1/2037 2,185,108
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
d,e
14,917,075
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,642,464
Lake Travis Independent School
District G.O. Refg. (PSF-GTD
Insured)
1,000,000 5.000%, 2/15/2031
e
1,228,376
New Hope Cultural Education
Facilities Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I LLC -
Texas A&M University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,064,471
North East Independent School
District, Bexar County, TX G.O.
Unlimited Tax Refg. (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
e
6,479,176
2,000,000 5.250%, 2/1/2029
e
2,647,582
North Texas Education Finance
Corporation Education Rev.
(Uplift Education)
4,500,000 5.125%, 12/1/2042, Ser. A
d
4,737,363
Principal
Amount Long-Term Fixed Income (98.8%) Value
Texas (9.3%) - continued
North Texas Tollway Auth. System
Rev.
$ 15,000,000 5.000%, 9/1/2030, Ser. D
d
$ 15,236,757
North Texas Tollway Auth. System
Rev. Refg.
5,000,000 5.000%, 1/1/2042, Ser. B
d
5,159,836
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
e
4,622,600
Northwest Independent School
District G.O. (Denton, Tarrant
and Wise Counties, TX) (PSF-
GTD Insured)
5,705,000 5.000%, 2/15/2038
d,e
6,463,918
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 4,421,319
Red River Education Finance
Corporation Rev. (St. Edwards
University)
2,130,000 5.000%, 6/1/2046 2,403,388
San Antonio Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 9,807,126
Southwest TX Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 729,805
600,000 5.000%, 10/1/2040 729,414
700,000 5.000%, 10/1/2041 851,183
Tarrant County Cultural Education
Fac. Finance Corporation
Hospital Rev. (Hendrick Medical
Center)
2,640,000 5.000%, 9/1/2030 2,947,721
Tarrant County Cultural Education
Fac. Finance Corporation Rev.
Refg. (Trinity Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 830,489
Texas G.O. Refg.
7,500,000 5.000%, 10/1/2044, Ser. A
d
8,711,071
Texas Municipal Gas Acquisition &
Supply Corporation III Rev. Refg.
1,000,000 5.000%, 12/15/2032 1,343,210
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 18,476,838
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 577,988
4,275,000 4.000%, 6/30/2040, Ser. A 4,936,013
Total 149,578,762
Utah (1.7%)
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 4,229,016
3,000,000 5.000%, 10/1/2049, Ser. A 3,690,686

Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Utah (1.7%) - continued
Lehi City, UT Franchise and Sales
Tax Rev. (Broadband) (AGM
Insured)
$ 1,825,000 4.000%, 2/1/2048
e
$ 2,163,374
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 8,574,821
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,191,285
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,225,375
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
(UT CSCE Insured)
800,000 5.000%, 10/15/2048
e
922,723
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
2,000,000 5.000%, 5/15/2050, Ser. A 2,525,411
1,000,000 4.000%, 5/15/2043, Ser. A 1,184,599
1,610,000 5.000%, 5/15/2045, Ser. A 1,808,791
Utah Infrastructure Agency
Telecommunications Rev.
400,000 4.000%, 10/15/2029 480,310
Total 27,996,391
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,549,818
1,000,000 5.000%, 12/1/2036, Ser. A 1,179,361
Total 4,729,179
Virginia (2.9%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. (Inova Health System)
2,405,000 5.000%, 5/15/2044, Ser. A 2,698,874
Virginia Commonwealth
Transportation Board Rev.
10,000,000 5.000%, 5/15/2034
d
10,014,996
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings Opco, LLC)
1,150,000 5.000%, 1/1/2027, AMT 1,207,841
8,910,000 6.000%, 1/1/2037, AMT 9,447,308
1,800,000 5.500%, 1/1/2042, AMT 1,894,960
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 730,316
6,575,000 5.000%, 12/31/2049, AMT 7,863,339
10,610,000 5.000%, 12/31/2052, AMT 12,668,402
Total 46,526,036
Washington (2.7%)
Clark County, WA Public Utility
District No. 1 Electric Rev. Refg.
785,000 5.000%, 1/1/2029 936,826
FYI Properties Rev. Refg.
(Washington DIS)
5,000,000 5.000%, 6/1/2038 6,040,071
Principal
Amount Long-Term Fixed Income (98.8%) Value
Washington (2.7%) - continued
Kalispel Tribe of Indians Priority
Distribution WA Rev.
$ 750,000 5.250%, 1/1/2038, Ser. A
*
$ 857,457
Pierce County, WA School District
No. 10, Tacoma G.O. Refg.
2,170,000 5.000%, 12/1/2039
d
2,616,590
Port of Seattle WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,219,661
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
1,000,000 5.000%, 12/1/2033 1,131,935
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,651,707
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
b
757,947
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 2,303,106
2,000,000 5.000%, 9/1/2055, Ser. 2020 2,509,161
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 565,215
450,000 4.000%, 5/1/2045 511,043
Washington State Various Purpose
G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 13,350,569
5,310,000 5.000%, 8/1/2042, Ser. A 6,560,939
Total 43,012,227
West Virginia (0.4%)
West Virginia State University Rev.
5,000,000 5.000%, 10/1/2049, Ser. A 6,202,923
Total 6,202,923
Wisconsin (2.1%)
Kaukauna, WI Electric System Rev.
(AGM Insured)
3,000,000 5.000%, 12/15/2035, Ser. A
d,e
3,233,936
Public Finance Auth. Rev. Refg.
(WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,444,870
Public Finance Auth. WI Retirement
Communities Rev. (Acts
Retirement-Life Communities,
Inc.)
1,000,000 5.000%, 11/15/2041, Ser. A 1,203,648
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
1,750,000 5.125%, 10/1/2048 1,824,056
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,346,742
2,500,000 5.000%, 12/15/2044 2,817,451
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 1,099,950

Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Wisconsin (2.1%) - continued
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Ascension
Health Credit Group)
$ 9,275,000 5.000%, 11/15/2039, Ser. A $ 11,067,941
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 935,907
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marquette
University)
5,000,000 5.000%, 10/1/2041 5,875,219
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,308,869
Total 34,158,589
Wyoming (<0.1%)
Laramie County, WY Hospital
Rev. Refg. (Cheyenne Regional
Medical Center)
425,000 4.000%, 5/1/2038 506,017
Total 506,017
Total Long-Term Fixed Income
(cost $1,456,968,442) 1,588,997,005
Principal
Amount Bank Loans ( 0.2% ) Value
California (0.2%)
CarbonLite P, LLC, Delayed Draw
1,296,376 12.000%, 9/5/2021
i
1,257,484
CarbonLite P, LLC, Term Loan
2,624,217
0.000%, PIK 12.000%
9/5/2021
i,j
1,369,374
Total 2,626,858
Total Bank Loans
(cost $2,856,621) 2,626,858
Total Investments
(cost $1,459,825,063) 99.0% $1,591,623,863
Other Assets and Liabilities,
Net 1.0% 16,381,784
Total Net Assets 100.0% $1,608,005,647
a Denotes variable rate securities. The rate shown is as of
April 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $17,731,169 or 1.1% of
total net assets.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
e To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Interest is not being accrued.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2021.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2021.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Municipal
Bond Fund as of April 30, 2021 was $1,012,356 or 0.06% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 30, 2021.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians Priority
Distribution WA Rev.,
1/1/2038 5/17/2018 $ 736,084
Pennsylvania Economic
Development Financial
Auth. Solid Waste Disposal
Rev. (CarbonLite P, LLC),
6/1/2036 6/13/2019 258,164

Municipal Bond Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guarantee Program
Q-SBLF - Qualified School Bond Loan Fund
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 121,018,128
Gross unrealized depreciation (4,480,248)
Net unrealized appreciation (depreciation) $ 116,537,880
Cost for federal income tax purposes $ 1,475,085,983
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 244,801,268 – 244,801,268 –
Electric Revenue 43,684,922 – 43,684,922 –
Escrowed/Pre-refunded 197,425,278 – 197,425,278 –
General Obligation 154,888,062 – 154,888,062 –
Health Care 253,255,485 – 253,255,485 –
Housing Finance 8,787,764 – 8,787,764 –
Industrial Development Revenue 15,589,483 – 15,589,483 –
Other Revenue 96,679,729 – 96,679,729 –
Tax Revenue 112,754,363 – 112,754,363 –
Transportation 341,482,439 – 341,482,439 –
Water & Sewer 119,648,212 – 119,648,212 –
Bank Loans
Basic Materials 2,626,858 – – 2,626,858
Total Investments at Value $1,591,623,863 $– $1,588,997,005 $2,626,858

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 20.5% )
a
Value
Basic Materials (1.5%)
Ball Metalpack Finco , LLC, Term
Loan
$ 262,575
4.690%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 261,808
Chemours Company, Term Loan
1,231,007
1.870%,  (LIBOR 1M +
1.750%), 4/3/2025
b
1,202,287
Hexion , Inc., Term Loan
1,029,522
3.710%,  (LIBOR 3M +
3.500%), 7/1/2026
b
1,027,380
INEOS US Petrochem, LLC, Term
Loan
1,745,000
3.250%,  (LIBOR 3M +
2.750%), 1/29/2026
b
1,736,275
Innophos Holdings, Inc., Term
Loan
1,029,600
3.613%,  (LIBOR 1M +
3.500%), 2/7/2027
b
1,025,739
Momentive Performance Materials
USA, LLC, Term Loan
876,390
3.370%,  (LIBOR 1M +
3.250%), 5/15/2024
b
865,803
Nouryon USA, LLC, Term Loan
2,631,698
2.865%,  (LIBOR 1M +
2.750%), 10/1/2025
b
2,598,802
Pixelle Specialty Solutions, LLC,
Term Loan
1,814,863
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,814,101
PQ Corporation, Term Loan
869,327
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
868,675
Venator Finance SARL, Term Loan
1,266,718
3.113%,  (LIBOR 1M +
3.000%), 8/8/2024
b
1,245,083
Total 12,645,953
Capital Goods (2.3%)
Flex Acquisition Company, Inc.,
Term Loan
1,902,466
3.452%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,871,798
335,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
331,184
Gemini HDPE, LLC, Term Loan
1,569,287
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
1,564,877
GFL Environmental, Inc., Term
Loan
1,600,988
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
1,600,699
Mauser Packaging Solutions
Holding Company, Term Loan
1,355,910
3.443%,  (LIBOR 3M +
3.250%), 4/3/2024
b
1,308,453
MI Windows and Doors, Inc., Term
Loan
1,446,375
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
1,448,183
Natgasoline , LLC, Term Loan
1,133,900
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
1,125,396
Principal
Amount Bank Loans (20.5%)
a
Value
Capital Goods (2.3%) - continued
Navistar, Inc., Term Loan
$ 1,881,787
3.610%,  (LIBOR 1M +
3.500%), 11/6/2024
b
$ 1,879,435
Pactiv Evergreen Group Holdings,
Inc., Term Loan
1,450,856
2.863%,  (LIBOR 1M +
2.750%), 2/5/2023
b
1,447,026
673,312
3.363%,  (LIBOR 1M +
3.250%), 2/5/2026
b
666,916
TransDigm , Inc., Term Loan
3,678,370
2.363%,  (LIBOR 1M +
2.250%), 12/9/2025
b
3,630,735
TricorBraun Holdings, Inc.,
Delayed Draw
372,761
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b,d,e
368,982
TricorBraun Holdings, Inc., Term
Loan
1,657,235
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
1,640,431
Total 18,884,115
Communications Services (4.1%)
Altice France SA, Term Loan
782,400
2.936%,  (LIBOR 3M +
2.750%), 7/31/2025
b
765,445
Cablevision Lightpath , LLC, Term
Loan
1,582,050
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
1,574,931
CCI Buyer, Inc., Term Loan
405,000
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
405,591
CommScope , Inc., Term Loan
2,432,950
3.363%,  (LIBOR 1M +
3.250%), 4/4/2026
b
2,413,194
E.W. Scripps Company, Term Loan
1,506,225
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
1,502,700
Eagle Broadband Investments,
LLC, Term Loan
2,643,375
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
2,638,749
Entercom Media Corporation, Term
Loan
1,389,690
2.611%,  (LIBOR 1M +
2.500%), 11/17/2024
b
1,368,150
HCP Acquisition, LLC, Term Loan
2,086,767
3.750%,  (LIBOR 1M +
2.750%), 5/16/2024
b
2,083,303
iHeartCommunications , Inc., Term
Loan
1,192,920
3.113%,  (LIBOR 1M +
3.000%), 5/1/2026
b
1,177,269
Intermediate Dutch Holdings, Term
Loan
1,105,000
4.111%,  (LIBOR 3M +
4.000%), 3/5/2028
b
1,102,470
Lumen Technologies, Inc., Term
Loan
1,525,702
2.363%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,507,012

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (20.5%)
a
Value
Communications Services (4.1%) - continued
Meredith Corporation, Term Loan
$ 1,368,108
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
$ 1,388,055
NEP Group, Inc., Term Loan
2,054,853
3.363%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,991,153
Nexstar Broadcasting, Inc., Term
Loan
2,330,592
2.615%,  (LIBOR 1M +
2.500%), 9/19/2026
b
2,318,660
Nielsen Finance, LLC, Term Loan
657,330
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
658,100
Radiate Holdco, LLC, Term Loan
3,765,562
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
3,767,144
Terrier Media Buyer, Inc., Term
Loan
2,129,663
3.613%,  (LIBOR 1M +
3.500%), 12/17/2026
b
2,111,688
TNS, Inc., Term Loan
1,350,650
4.120%,  (LIBOR 1M +
4.000%), 8/14/2022
b
1,349,529
WideOpenWest Finance, LLC,
Term Loan
1,953,467
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,948,192
Xplornet Communications, Inc.,
Term Loan
1,633,446
4.863%,  (LIBOR 1M +
4.750%), 6/10/2027
b
1,634,263
Total 33,705,598
Consumer Cyclical (3.1%)
Caesars Resort Collection, LLC,
Term Loan
2,104,425
4.613%,  (LIBOR 1M +
4.500%), 7/20/2025
b
2,109,244
Carnival Corporation, Term Loan
1,054,687
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
1,085,009
Cengage Learning, Inc., Term
Loan
1,044,593
5.250%,  (LIBOR 2M +
4.250%), 6/7/2023
b
1,039,203
CP Atlas Buyer, Inc., Term Loan
1,340,000
4.250%,  (LIBOR 2M +
3.750%), 11/23/2027
b
1,336,235
Golden Entertainment, Inc., Term
Loan
3,173,125
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
3,144,027
Golden Nugget, LLC, Term Loan
1,572,127
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
1,551,626
Harbor Freight Tools USA, Inc.,
Term Loan
2,044,725
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
2,042,374
LCPR Loan Financing, LLC, Term
Loan
1,135,000
3.865%,  (LIBOR 1M +
3.750%), 10/15/2028
b
1,136,419
Principal
Amount Bank Loans (20.5%)
a
Value
Consumer Cyclical (3.1%) - continued
Michaels Companies, Inc., Term
Loan
$ 1,855,000
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
$ 1,846,115
Scientific Games International,
Inc., Term Loan
4,811,151
2.863%,  (LIBOR 1M +
2.750%), 8/14/2024
b
4,738,070
Staples, Inc., Term Loan
511,545
4.705%,  (LIBOR 3M +
4.500%), 9/12/2024
b
503,232
1,062,199
5.205%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,037,503
Stars Group Holdings BV, Term
Loan
1,143,689
3.703%,  (LIBOR 3M +
3.500%), 7/10/2025
b
1,145,908
Tenneco, Inc., Term Loan
1,581,249
3.113%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,541,718
Truck Hero, Inc., Term Loan
370,000
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
369,034
Wyndham Hotels & Resorts, Inc.,
Term Loan
994,500
1.863%,  (LIBOR 1M +
1.750%), 5/30/2025
b
984,555
Total 25,610,272
Consumer Non-Cyclical (3.5%)
Adient US, LLC, Term Loan
495,000
3.610%,  (LIBOR 3M +
3.500%), 4/8/2028
b
494,258
Bausch Health Americas, Inc.,
Term Loan
3,030,729
3.113%,  (LIBOR 1M +
3.000%), 6/1/2025
b
3,024,850
Chobani , LLC, Term Loan
815,900
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
815,492
City Brewing Company, LLC, Term
Loan
740,000
4.250%,  (LIBOR 3M +
3.500%), 4/1/2028
b,c
740,925
CNT Holdings I Corporation, Term
Loan
1,060,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
1,057,520
295,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
297,950
Dole Food Company, Inc., Term
Loan
2,027,697
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
2,025,162
Endo Luxembourg Finance
Company I Sarl , Term Loan
850,000
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
826,625
Gainwell Acquistion Corporation,
Term Loan
1,830,000
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b,d,e
1,830,000

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (20.5%)
a
Value
Consumer Non-Cyclical (3.5%) - continued
Global Medical Response, Inc.,
Term Loan
$ 478,913
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
$ 478,486
4,872,788
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
4,877,660
Lonza Specialty Ingredients, Term
Loan
835,000
0.000%,  (LIBOR 1M +
4.000%), 4/30/2028
b,d,e
830,825
MPH Acquisition Holdings, LLC,
Term Loan
3,584,926
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
3,564,779
Ortho-Clinical Diagnostics SA,
Term Loan
2,098,152
3.361%,  (LIBOR 1M +
3.250%), 6/30/2025
b
2,094,480
PetSmart, Inc., Term Loan
2,575,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
2,580,150
Precision Medicine Group, LLC,
Delayed Draw
209,423
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
208,202
Precision Medicine Group, LLC,
Term Loan
1,601,563
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
1,592,226
Sotera Health Holdings, LLC, Term
Loan
1,048,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
1,041,450
Total 28,381,040
Energy (0.1%)
Energizer Holdings, Inc., Term
Loan
960,925
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
955,640
Lealand Finance Company BV,
Term Loan
400,235
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
170,768
Total 1,126,408
Financials (1.5%)
Asurion , LLC, Term Loan
2,199,488
3.363%,  (LIBOR 1M +
3.250%), 12/23/2026
b
2,183,343
805,000
3.363%,  (LIBOR 1M +
3.250%), 8/3/2027
b
798,793
1,445,000
5.363%,  (LIBOR 1M +
5.250%), 2/3/2028
b
1,464,869
Blackstone CQP Holdco, LP, Term
Loan
1,896,225
3.687%,  (LIBOR 3M +
3.500%), 9/30/2024
b
1,892,964
Digicel International Finance, Ltd.,
Term Loan
1,375,000
3.510%,  (LIBOR 3M +
3.250%), 5/27/2024
b,d,e
1,325,734
Principal
Amount Bank Loans (20.5%)
a
Value
Financials (1.5%) - continued
MoneyGram International, Inc.,
Term Loan
$ 1,070,925
7.000%,  (LIBOR 1M +
6.000%), 6/30/2023
b
$ 1,070,925
NCR Corporation, Term Loan
1,607,987
2.690%,  (LIBOR 3M +
2.500%), 8/28/2026
b,c
1,579,848
Northriver Midstream Finance, LP,
Term Loan
1,590,530
3.452%,  (LIBOR 3M +
3.250%), 10/1/2025
b
1,564,016
Total 11,880,492
Technology (2.3%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,612,746
3.685%,  (LIBOR 2M +
3.500%), 8/21/2026
b
1,560,784
Crown Subsea Communications
Holding, Inc., Term Loan
1,790,000
0.000%,  (LIBOR 1M +
5.000%), 4/20/2027
b,d,e
1,786,277
Gogo Intermediate Holdings, LLC,
Term Loan
1,560,000
0.000%,  (LIBOR 1M +
4.750%), 4/30/2028
b,d,e
1,549,595
Lummus Technology Holdings V,
LLC, Term Loan
1,115,000
3.613%,  (LIBOR 1M +
3.500%), 6/30/2027
b
1,106,872
Prime Security Services Borrower,
LLC, Term Loan
4,860,000
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
4,850,571
Rackspace Technology Global,
Inc., Term Loan
3,125,000
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
3,098,000
Redstone Holdco 2 LP, Delayed
Draw
263,623
0.000%,  (LIBOR 1M +
4.750%), 4/16/2028
b,d,e
260,876
194,752
0.000%,  (LIBOR 1M +
7.750%), 4/16/2029
b,d,e
191,100
Redstone Holdco 2 LP, Term Loan
673,570
0.000%,  (LIBOR 1M +
4.750%), 4/16/2028
b,d,e
666,551
339,628
0.000%,  (LIBOR 3M +
7.750%), 4/16/2029
b,d,e
333,260
SS&C Technologies, Inc., Term
Loan
257,492
1.863%,  (LIBOR 1M +
1.750%), 4/16/2025
b
254,299
184,364
1.863%,  (LIBOR 1M +
1.750%), 4/16/2025
b
182,078
Zayo Group Holdings, Inc., Term
Loan
2,957,421
3.113%,  (LIBOR 1M +
3.000%), 3/9/2027
b
2,925,865
Total 18,766,128

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (20.5%)
a
Value
Transportation (1.1%)
American Airlines, Inc., Term Loan
$ 3,015,000
5.500%,  (LIBOR 3M +
4.750%), 3/24/2028
b,d,e
$ 3,097,913
Genesee & Wyoming, Inc., Term
Loan
2,054,250
2.203%,  (LIBOR 3M +
2.000%), 12/30/2026
b
2,045,622
Mileage Plus Holdings, LLC, Term
Loan
1,125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
1,199,734
SkyMiles IP, Ltd., Term Loan
1,365,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,432,745
United Airlines, Inc., Term Loan
975,000
0.000%,  (LIBOR 3M +
3.750%), 4/14/2028
b,d,e
985,793
Total 8,761,807
Utilities (1.0%)
Advanced Drainage Systems, Inc.,
Term Loan
353,503
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
353,210
Core and Main, LP, Term Loan
2,217,063
3.750%,  (LIBOR 1M +
2.750%), 8/1/2024
b
2,208,017
EnergySolutions , LLC, Term Loan
870,387
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
864,947
Exgen Renewables IV, LLC, Term
Loan
2,109,713
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,d,e
2,109,185
PG&E Corporation, Term Loan
2,778,003
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
2,765,863
Total 8,301,222
Total Bank Loans
(cost $167,585,711) 168,063,035
Principal
Amount Long-Term Fixed Income ( 58.3% ) Value
Asset-Backed Securities (4.1%)
522 Funding CLO, Ltd.
1,300,000
2.588%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,g
1,299,333
1,100,000
4.023%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,g
1,104,146
Arch Street CLO, Ltd.
900,000
3.647%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,g
900,093
Ares LVII CLO, Ltd.
1,100,000
4.526%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,g
1,105,849
Principal
Amount Long-Term Fixed Income (58.3%) Value
Asset-Backed Securities (4.1%) - continued
Assurant CLO III, Ltd.
$ 1,350,000
1.418%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-3A, Class A
b,g
$ 1,350,058
Babson CLO, Ltd.
1,825,000
3.088%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
1,792,878
Benefit Street Partners CLO II, Ltd.
950,000
2.084%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,g
937,349
Cent CLO, LP
2,700,000
2.476%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
2,701,423
College Ave Student Loans, LLC
410,054
1.759%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,g
417,735
Conn's Receivables Funding
130,656
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
131,128
Dryden 36 Senior Loan Fund
950,000
2.234%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
950,355
Education Funding Trust
1,362,322
2.790%,  7/25/2041, Ser.
2020-A, Class A
g
1,400,274
Foundation Finance Trust
217,679
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
221,187
Freedom ABS Trust
431,259
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
g
433,995
Galaxy XIX CLO, Ltd.
450,000
2.026%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
450,054
Harley Marine Financing, LLC
1,224,413
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,147,504
Longfellow Place CLO, Ltd.
1,350,000
2.484%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,g
1,350,180
Madison Park Funding XIV, Ltd.
1,250,000
1.584%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
1,250,227
Myers Park CLO, Ltd.
1,275,000
1.588%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,275,541
Octagon Investment Partners 50,
Ltd.
1,350,000
4.484%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,g
1,354,269

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Asset-Backed Securities (4.1%) - continued
OHA Credit Funding 1, Ltd.
$ 1,085,000
1.638%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
$ 1,085,362
OZLM IX, Ltd.
2,000,000
1.738%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
2,001,522
Palmer Square CLO, Ltd.
1,200,000
2.241%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,g
1,196,828
Palmer Square Loan Funding, Ltd.
850,000
2.438%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
850,968
Saxon Asset Securities Trust
335,414
3.284%,  8/25/2035, Ser.
2004-2, Class MF2
b
328,872
Sound Point CLO X, Ltd.
1,150,000
2.888%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
1,153,089
Sound Point CLO XXI, Ltd.
2,200,000
1.626%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
2,200,686
TCI-Flatiron CLO, Ltd.
2,170,000
2.390%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,g
2,166,376
THL Credit Wind River CLO, Ltd.
1,150,000
3.034%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,147,250
VCAT Asset Securitization, LLC
300,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
299,873
Total 34,004,404
Basic Materials (1.5%)
Air Products and Chemicals, Inc.
74,000 1.500%,  10/15/2025 75,604
Alcoa Nederland Holding BV
510,000 5.500%,  12/15/2027
g
552,075
Anglo American Capital plc
147,000 2.250%,  3/17/2028
g
146,175
BWAY Holding Company
475,000 5.500%,  4/15/2024
g
476,781
Chemours Company
265,000 5.750%,  11/15/2028
g
281,515
Cleveland-Cliffs, Inc.
330,000 5.875%,  6/1/2027 346,087
210,000 4.625%,  3/1/2029
g
213,937
210,000 4.875%,  3/1/2031
g
213,675
Consolidated Energy Finance SA
370,000 6.875%,  6/15/2025
g
371,387
DuPont de Nemours, Inc.
148,000 4.725%,  11/15/2028 173,492
Principal
Amount Long-Term Fixed Income (58.3%) Value
Basic Materials (1.5%) - continued
EI du Pont de Nemours &
Company
$ 120,000 1.700%,  7/15/2025 $ 123,356
First Quantum Minerals, Ltd.
410,000 7.500%,  4/1/2025
g
425,631
290,000 6.875%,  10/15/2027
g
318,275
Freeport-McMoRan, Inc.
480,000 4.125%,  3/1/2028 506,050
515,000 4.250%,  3/1/2030 553,625
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
g
243,135
Hecla Mining Company
160,000 7.250%,  2/15/2028 175,000
Hudbay Minerals, Inc.
370,000 4.500%,  4/1/2026
g
375,550
Ingevity Corporation
560,000 3.875%,  11/1/2028
g
557,805
Kinross Gold Corporation
117,000 5.125%,  9/1/2021 117,413
Kraton Polymers, LLC
495,000 4.250%,  12/15/2025
g
502,425
LYB International Finance III, LLC
206,000 1.250%,  10/1/2025 205,884
Mercer International, Inc.
365,000 5.125%,  2/1/2029
g
377,319
Mosaic Company
64,000 3.250%,  11/15/2022 66,522
221,000 4.050%,  11/15/2027 246,716
Norbord, Inc.
515,000 5.750%,  7/15/2027
g
561,196
Novelis Corporation
420,000 5.875%,  9/30/2026
g
438,140
140,000 4.750%,  1/30/2030
g
145,600
Nucor Corporation
68,000 2.000%,  6/1/2025 70,363
Nutrien , Ltd.
148,000 4.000%,  12/15/2026 166,579
OCI NV
504,000 4.625%,  10/15/2025
g
525,420
Olin Corporation
675,000 5.125%,  9/15/2027 704,714
SCIH Salt Holdings, Inc.
245,000 4.875%,  5/1/2028
g
244,388
Steel Dynamics, Inc.
81,000 2.400%,  6/15/2025 84,739
United States Steel Corporation
590,000 6.875%,  3/1/2029 615,813
Venator Finance SARL
340,000 5.750%,  7/15/2025
g
335,750
Westlake Chemical Corporation
148,000 3.600%,  8/15/2026 160,964
Xstrata Finance Canada, Ltd.
175,000 4.950%,  11/15/2021
g
179,148
Total 11,878,248
Capital Goods (2.3%)
AECOM
660,000 5.125%,  3/15/2027 734,250

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Capital Goods (2.3%) - continued
Amsted Industries, Inc.
$ 450,000 5.625%,  7/1/2027
g
$ 477,000
Ardagh Packaging Finance plc
770,000 5.250%,  8/15/2027
g
787,006
Boeing Company
316,000 4.875%,  5/1/2025 354,385
206,000 2.196%,  2/4/2026 206,370
220,000 3.250%,  3/1/2028 227,800
294,000 5.150%,  5/1/2030 341,941
Bombardier, Inc.
380,000 7.500%,  3/15/2025
g
379,287
380,000 7.875%,  4/15/2027
g
379,050
Brand Industrial Services, Inc.
185,000 8.500%,  7/15/2025
g
188,700
BWAY Holding Company
390,000 7.250%,  4/15/2025
g
379,275
Carrier Global Corporation
221,000 2.722%,  2/15/2030 225,010
Caterpillar Financial Services
Corporation
187,000 1.900%,  9/6/2022 191,346
135,000 1.450%,  5/15/2025 138,302
Cintas Corporation No. 2
174,000 2.900%,  4/1/2022 177,765
CNH Industrial Capital, LLC
82,000 1.950%,  7/2/2023 84,297
Cornerstone Building Brands, Inc.
490,000 6.125%,  1/15/2029
g
522,502
Covanta Holding Corporation
380,000 6.000%,  1/1/2027 397,100
90,000 5.000%,  9/1/2030 92,362
CP Atlas Buyer, Inc.
330,000 7.000%,  12/1/2028
g
342,246
Crown Americas Capital
Corporation IV
265,000 4.500%,  1/15/2023 279,874
Crown Cork & Seal Company, Inc.
430,000 7.375%,  12/15/2026 522,450
General Electric Company
430,000
3.514%,  (LIBOR 3M +
3.330%), 6/15/2021
b,i
408,767
147,000 3.625%,  5/1/2030 159,709
GFL Environmental, Inc.
130,000 4.000%,  8/1/2028
g
124,402
375,000 3.500%,  9/1/2028
g
361,031
H&E Equipment Services, Inc.
410,000 3.875%,  12/15/2028
g
400,263
Honeywell International, Inc.
135,000 1.350%,  6/1/2025 137,876
Howmet Aerospace, Inc.
485,000 6.875%,  5/1/2025 562,600
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 248,486
Jeld-Wen , Inc.
320,000 4.625%,  12/15/2025
g
326,400
150,000 4.875%,  12/15/2027
g
156,750
John Deere Capital Corporation
174,000 2.050%,  1/9/2025 181,476
221,000 1.500%,  3/6/2028 217,683
Principal
Amount Long-Term Fixed Income (58.3%) Value
Capital Goods (2.3%) - continued
KBR, Inc., Convertible
$ 201,000 2.500%,  11/1/2023 $ 324,314
Meritor, Inc.
265,000 4.500%,  12/15/2028
g
268,313
NESCO Holdings II, Inc.
125,000 5.500%,  4/15/2029
g
128,750
Otis Worldwide Corporation
201,000 2.056%,  4/5/2025 208,957
Owens-Brockway Glass Container,
Inc.
335,000 5.875%,  8/15/2023
g
362,638
Parker-Hannifin Corporation
198,000 2.700%,  6/14/2024 209,649
Patrick Industries, Inc., Convertible
273,000 1.000%,  2/1/2023 330,501
Raytheon Technologies
Corporation
147,000 4.125%,  11/16/2028 166,879
Republic Services, Inc.
147,000 3.950%,  5/15/2028 165,105
Roper Technologies, Inc.
124,000 2.350%,  9/15/2024 130,221
135,000 1.000%,  9/15/2025 133,886
Siemens
Financieringsmaatschappij NV
221,000 1.700%,  3/11/2028
g
219,391
SRM Escrow Issuer, LLC
470,000 6.000%,  11/1/2028
g
498,125
Standard Industries, Inc.
670,000 4.375%,  7/15/2030
g
671,675
Textron, Inc.
221,000 3.650%,  3/15/2027 242,474
Titan Acquisition, Ltd.
160,000 7.750%,  4/15/2026
g
166,200
TransDigm , Inc.
365,000 6.250%,  3/15/2026
g
386,444
1,170,000 5.500%,  11/15/2027 1,217,502
70,000 4.625%,  1/15/2029
g
68,986
United Rentals North America, Inc.
515,000 4.875%,  1/15/2028 545,256
310,000 4.000%,  7/15/2030 317,930
United Technologies Corporation
222,000 3.950%,  8/16/2025 247,565
W.W. Grainger, Inc.
137,000 1.850%,  2/15/2025 142,223
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
g
188,700
WESCO Distribution, Inc.
410,000 7.250%,  6/15/2028
g
455,100
Total 18,510,545
Collateralized Mortgage Obligations (6.0%)
Banc of America Alternative Loan
Trust
592,662
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 589,398
Banc of America Funding Trust
527,240
5.500%,  1/25/2036, Ser.
2005-8, Class 1A1 518,536

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Collateralized Mortgage Obligations (6.0%) -
continued
Banc of America Mortgage
Securities Trust
$ 465,592
2.631%,  9/25/2035, Ser.
2005-H, Class 3A1
b
$ 468,130
269,414
3.007%,  9/25/2035, Ser.
2005-H, Class 2A1
b
264,778
Bellemeade Re, Ltd.
882,261
1.706%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
882,833
682,841
3.506%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,g
685,747
365,583
2.406%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,g
365,583
Business Jet Securities, LLC
523,742
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
531,978
CHL Mortgage Pass-Through Trust
424,734
2.635%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
436,097
267,046
6.000%,  4/25/2037, Ser.
2007-3, Class A18 198,698
178,030
6.000%,  4/25/2037, Ser.
2007-3, Class A33 132,465
946,370
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 738,138
CIM Trust
567,766
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
600,876
Citigroup Mortgage Loan Trust,
Inc.
1,444,242
2.887%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,449,103
Countrywide Alternative Loan Trust
406,763
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 403,988
510,143
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 469,541
493,792
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 456,736
258,301
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 134,887
200,756
7.000%,  10/25/2037, Ser.
2007-24, Class A10 105,544
Countrywide Home Loan
Mortgage Pass Through Trust
265,392
2.674%,  11/25/2035, Ser.
2005-22, Class 2A1
b
252,673
Credit Suisse First Boston
Mortgage Securities Corporation
108,549
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 109,538
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
762,712
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 770,363
Eagle Re, Ltd.
300,782
1.906%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
300,978
Principal
Amount Long-Term Fixed Income (58.3%) Value
Collateralized Mortgage Obligations (6.0%) -
continued
Federal Home Loan Mortgage
Corporation
$ 1,933,371
3.500%,  8/15/2035, Ser.
345, Class C8
j
$ 221,108
Federal Home Loan Mortgage
Corporation - REMIC
1,514,051
3.000%,  5/15/2027, Ser.
4046, Class GI
j
79,744
1,263,912
3.000%,  7/15/2027, Ser.
4084, Class NI
j
75,141
2,042,394
3.500%,  10/15/2032, Ser.
4119, Class KI
j
247,326
2,670,792
3.000%,  4/15/2033, Ser.
4203, Class DI
j
195,359
Federal National Mortgage
Association - REMIC
1,202,485
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
63,526
1,780,483
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
83,921
2,951,305
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
135,802
4,212,627
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
266,365
2,413,088
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
121,880
1,182,710
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
60,928
3,060,904
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
157,741
931,038
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
54,203
4,838,716
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
249,043
1,782,059
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
98,071
2,473,525
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
129,109
1,422,756
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
142,455
17,596,503
1.500%,  2/25/2036, Ser.
2021-1, Class IY
j
1,163,634
9,579,250
1.500%,  2/25/2036, Ser.
2021-3, Class UI
j
528,999
First Horizon Alternative Mortgage
Securities Trust
238,265
2.490%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
232,552
FWD Securitization Trust
1,196,359
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
1,238,634
Genworth Mortgage Insurance
Corporation
629,518
2.006%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
630,662
650,000
2.160%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,g
652,772
GMAC Mortgage Corporation
Loan Trust
216,462
3.055%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
210,253

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Collateralized Mortgage Obligations (6.0%) -
continued
$ 47,864
0.609%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
$ 62,497
61,197
3.497%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
57,131
Home Equity Asset Trust
911,136
1.426%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
919,667
IndyMac IMJA Mortgage Loan
Trust
307,963
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 198,836
IndyMac INDA Mortgage Loan
Trust
2,271,997
3.102%,  8/25/2036, Ser.
2006-AR1, Class A1
b
2,171,742
IndyMac INDX Mortgage Loan
Trust
2,134,505
0.526%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
2,019,430
J.P. Morgan Alternative Loan Trust
511,358
3.162%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
489,170
353,161
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 283,732
J.P. Morgan Mortgage Trust
358,714
2.861%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
369,222
Legacy Mortgage Asset Trust
1,429,439
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
1,445,659
Lehman Mortgage Trust
70,924
6.000%,  1/25/2036, Ser.
2005-3, Class 2A7 75,626
Long Beach Mortgage Loan Trust
930,617
1.606%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
955,346
Master Asset Securitization Trust
660,142
0.606%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
145,436
Merrill Lynch Alternative Note
Asset Trust
324,320
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 200,084
Merrill Lynch Mortgage Investors
Trust
672,492
3.538%,  6/25/2035, Ser.
2005-A5, Class M1
b
400,843
New York Mortgage Trust
505,600
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,g
507,839
Oaktown Re II, Ltd.
154,915
1.656%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
154,964
Principal
Amount Long-Term Fixed Income (58.3%) Value
Collateralized Mortgage Obligations (6.0%) -
continued
Oaktown Re III, Ltd.
$ 103,337
1.506%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,g
$ 103,370
Preston Ridge Partners Mortgage
Trust, LLC
1,349,429
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,360,263
1,103,357
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
1,106,153
855,477
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
861,619
Radnor RE, Ltd.
109,906
1.506%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
109,929
RCO Mortgage, LLC
786,749
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
788,244
Residential Accredit Loans, Inc.
Trust
499,723
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 493,397
278,954
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 278,658
234,565
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 228,723
707,844
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 678,808
282,164
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 276,990
Residential Asset Securitization
Trust
1,235,227
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,277,708
Residential Funding Mortgage
Security I Trust
307,769
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 295,716
Sequoia Mortgage Trust
307,139
2.926%,  9/20/2046, Ser.
2007-1, Class 4A1
b
238,682
Silver Hill Trust
1,030,168
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
1,070,075
Stanwich Mortgage Loan Trust
568,933
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
572,195
Starwood Mortgage Residential
Trust
1,375,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
1,432,883
Structured Adjustable Rate
Mortgage Loan Trust
158,108
3.247%,  7/25/2035, Ser.
2005-15, Class 4A1
b
147,299
Structured Asset Mortgage
Investments, Inc.
379,682
0.726%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
365,548

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Collateralized Mortgage Obligations (6.0%) -
continued
Toorak Mortgage Corporation
$ 1,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
$ 1,503,907
Vericrest Opportunity Loan
Transferee
1,150,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
g,h
1,144,662
1,450,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
1,446,780
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
225,189
350,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
g,h
349,888
1,100,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
g,h
1,099,738
Verus Securitization Trust
813,447
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
814,642
Wachovia Asset Securitization, Inc.
513,358
0.246%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,g,k
478,817
WaMu Mortgage Pass Through
Certificates
317,524
3.040%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
318,499
741,441
0.996%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
696,394
Washington Mutual Mortgage
Pass-Through Certificates
462,459
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 458,888
Wells Fargo Home Equity Trust
349,652
0.856%,  (LIBOR 1M +
0.750%), 4/25/2034, Ser.
2004-1, Class M1
b
340,493
Total 48,927,217
Commercial Mortgage-Backed Securities (0.1%)
BFLD Trust
1,100,000
1.815%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
1,108,261
Total 1,108,261
Communications Services (3.7%)
Altice France SA
380,000 5.125%,  7/15/2029
g
380,475
AMC Networks, Inc.
465,000 4.250%,  2/15/2029 459,187
American Tower Corporation
184,000 3.375%,  5/15/2024 197,425
296,000 4.400%,  2/15/2026 333,984
221,000 3.800%,  8/15/2029 243,237
AT&T, Inc.
301,000 4.450%,  4/1/2024 331,147
296,000 1.700%,  3/25/2026 297,383
221,000 4.300%,  2/15/2030 249,323
CCO Holdings, LLC
500,000 5.500%,  5/1/2026
g
516,000
Principal
Amount Long-Term Fixed Income (58.3%) Value
Communications Services (3.7%) - continued
$ 515,000 5.125%,  5/1/2027
g
$ 538,981
475,000 4.750%,  3/1/2030
g
495,781
CCOH Safari, LLC
586,000 5.750%,  2/15/2026
g
606,510
Cengage Learning, Inc.
540,000 9.500%,  6/15/2024
g,l
550,800
Charter Communications
Operating, LLC
197,000 4.500%,  2/1/2024 215,328
223,000 4.908%,  7/23/2025 253,601
221,000 5.050%,  3/30/2029 256,053
Clear Channel Worldwide
Holdings, Inc.
445,000 7.750%,  4/15/2028
g
458,154
Comcast Corporation
118,000 3.700%,  4/15/2024 128,659
118,000 3.950%,  10/15/2025 132,497
178,000 2.350%,  1/15/2027 186,554
369,000 3.400%,  4/1/2030 401,955
Consolidated Communications,
Inc.
210,000 5.000%,  10/1/2028
g
213,150
Cox Communications, Inc.
186,000 2.950%,  6/30/2023
g
194,437
Crown Castle International
Corporation
147,000 3.800%,  2/15/2028 161,433
CSC Holdings, LLC
945,000 5.500%,  5/15/2026
g
971,838
50,000 5.375%,  2/1/2028
g
52,619
Cumulus Media New Holdings,
Inc.
350,000 6.750%,  7/1/2026
g
358,750
Deutsche Telekom International
Finance BV
127,000 2.485%,  9/19/2023
g
131,949
Discovery Communications, LLC
122,000 2.950%,  3/20/2023 127,213
DISH DBS Corporation
330,000 7.375%,  7/1/2028 356,375
Embarq Corporation
270,000 7.995%,  6/1/2036 314,385
Entercom Media Corporation
350,000 6.500%,  5/1/2027
g,l
358,750
Fox Corporation
242,000 4.030%,  1/25/2024 262,574
148,000 4.709%,  1/25/2029 171,862
Front Range BidCo , Inc.
545,000 4.000%,  3/1/2027
g
541,185
330,000 6.125%,  3/1/2028
g
339,488
Frontier Communications
Corporation
300,000 5.875%,  10/15/2027
g
318,750
GCI, LLC
380,000 4.750%,  10/15/2028
g
391,400
Hughes Satellite Systems
Corporation
220,000 6.625%,  8/1/2026 243,100
iHeartCommunications , Inc.
380,000 4.750%,  1/15/2028
g
391,400

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Communications Services (3.7%) - continued
LCPR Senior Secured Financing
DAC
$ 395,000 6.750%,  10/15/2027
g
$ 424,625
Level 3 Financing, Inc.
265,000 4.625%,  9/15/2027
g
273,281
1,090,000 4.250%,  7/1/2028
g
1,098,295
Ligado Networks, LLC
199,975
0.000%,PIK 15.500%,
11/1/2023
f,g
196,975
Meredith Corporation
500,000 6.500%,  7/1/2025
g
533,750
NBN Company, Ltd.
265,000 2.625%,  5/5/2031
e,g
267,287
Netflix, Inc.
137,000 5.875%,  2/15/2025 158,406
975,000 4.875%,  4/15/2028 1,122,469
Nexstar Escrow Corporation
545,000 5.625%,  7/15/2027
g
575,656
Nielsen Finance, LLC
440,000 5.625%,  10/1/2028
g
469,150
NTT Finance Corporation
177,000 1.162%,  4/3/2026
g
175,443
Omnicom Group, Inc.
220,000 4.200%,  6/1/2030 247,907
Radiate Holdco, LLC
210,000 6.500%,  9/15/2028
g
218,623
Scripps Escrow II, Inc.
205,000 5.375%,  1/15/2031
g
207,819
Scripps Escrow, Inc.
245,000 5.875%,  7/15/2027
g
257,794
SFR Group SA
915,000 7.375%,  5/1/2026
g
948,672
Sinclair Television Group, Inc.
570,000 5.500%,  3/1/2030
g
566,437
Sirius XM Radio, Inc.
485,000 5.000%,  8/1/2027
g
507,891
100,000 4.125%,  7/1/2030
g
100,000
Sprint Capital Corporation
555,000 6.875%,  11/15/2028 699,315
405,000 8.750%,  3/15/2032 600,412
Sprint Corporation
1,355,000 7.625%,  2/15/2025 1,609,063
Terrier Media Buyer, Inc.
260,000 8.875%,  12/15/2027
g
282,425
T-Mobile USA, Inc.
176,000 3.500%,  4/15/2025
g
190,851
222,000 3.750%,  4/15/2027
g
244,537
295,000 3.875%,  4/15/2030
g
321,344
195,000 2.875%,  2/15/2031 190,369
United States Cellular Corporation
335,000 6.700%,  12/15/2033 418,757
Uniti Group, LP
185,000 6.500%,  2/15/2029
g
183,896
Univision Communications, Inc.
665,000 6.625%,  6/1/2027
g
720,694
VeriSign, Inc.
290,000 4.750%,  7/15/2027 308,804
Verizon Communications, Inc.
148,000 0.750%,  3/22/2024 148,571
Principal
Amount Long-Term Fixed Income (58.3%) Value
Communications Services (3.7%) - continued
$ 252,000
1.298%,  (LIBOR 3M +
1.100%), 5/15/2025
b
$ 258,108
451,000 0.850%,  11/20/2025 445,028
296,000 2.100%,  3/22/2028 298,687
221,000 3.150%,  3/22/2030 233,724
148,000 2.550%,  3/21/2031 148,351
Viacom, Inc.
107,000 5.875%,  2/28/2057
b
109,541
ViaSat , Inc.
540,000 5.625%,  9/15/2025
g
552,150
VTR Finance NV
280,000 6.375%,  7/15/2028
g,l
302,400
Walt Disney Company
296,000 1.750%,  1/13/2026 304,302
148,000 3.800%,  3/22/2030 165,629
Ziggo BV
487,000 5.500%,  1/15/2027
g
506,519
Total 30,727,649
Consumer Cyclical (4.5%)
1011778 B.C., ULC
570,000 4.375%,  1/15/2028
g
577,125
Allied Universal Holdco, LLC
415,000 6.625%,  7/15/2026
g
438,862
Allison Transmission, Inc
540,000 3.750%,  1/30/2031
g
521,100
Amazon.com, Inc.
147,000 1.500%,  6/3/2030 141,520
American Axle & Manufacturing,
Inc.
610,000 6.500%,  4/1/2027
l
644,312
American Honda Finance
Corporation
135,000 1.200%,  7/8/2025 135,906
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 140,457
Bloomin ' Brands, Inc., Convertible
60,000 5.000%,  5/1/2025
g
165,712
BMW Finance NV
125,000 2.250%,  8/12/2022
g
128,014
Booking Holdings, Inc.,
Convertible
123,000 0.900%,  9/15/2021 149,753
Boyne USA, Inc.
280,000 4.750%,  5/15/2029
g
287,700
Brookfield Residential Properties,
Inc.
820,000 6.250%,  9/15/2027
g
869,200
Burlington Stores, Inc., Convertible
299,000 2.250%,  4/15/2025
g
477,092
Caesars Entertainment, Inc.
125,000 8.125%,  7/1/2027
g
138,897
Carnival Corporation
405,000 11.500%,  4/1/2023
g
465,426
190,000 10.500%,  2/1/2026
g
223,943
130,000 7.625%,  3/1/2026
g
142,350
550,000 5.750%,  3/1/2027
g
579,909
Cedar Fair, LP
520,000 5.250%,  7/15/2029 534,721
Cinemark USA, Inc.
430,000 5.875%,  3/15/2026
g
445,587

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Consumer Cyclical (4.5%) - continued
Clarios Global, LP
$ 185,000 8.500%,  5/15/2027
g
$ 199,800
Colt Merger Sub, Inc.
860,000 6.250%,  7/1/2025
g
914,352
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 73,016
Daimler Finance North America,
LLC
221,000 1.450%,  3/2/2026
g
221,673
Dana, Inc.
430,000 5.625%,  6/15/2028 463,325
Darden Restaurants, Inc.
296,000 3.850%,  5/1/2027 326,315
Dick's Sporting Goods Inc.,
Convertible
54,000 3.250%,  4/15/2025 132,570
Empire Communities Corporation
390,000 7.000%,  12/15/2025
g
417,300
Expedia Group, Inc.
221,000 4.625%,  8/1/2027
g
248,610
Ford Motor Company
395,000 9.000%,  4/22/2025 482,394
140,000 9.625%,  4/22/2030 196,350
510,000 7.450%,  7/16/2031 655,988
Ford Motor Company, Convertible
347,000 Zero Coupon,  3/15/2026
g
342,663
Ford Motor Credit Company, LLC
1,460,000 4.063%,  11/1/2024 1,537,176
715,000 4.134%,  8/4/2025 753,431
Forestar Group, Inc.
245,000 3.850%,  5/15/2026
g
247,560
Gap, Inc.
255,000 8.625%,  5/15/2025
g
282,209
General Motors Company
143,000 5.400%,  10/2/2023 158,169
143,000 6.125%,  10/1/2025 169,713
221,000 6.800%,  10/1/2027 277,863
General Motors Financial
Company, Inc.
116,000 3.150%,  6/30/2022 119,138
245,000 3.950%,  4/13/2024 265,012
199,000 2.900%,  2/26/2025 210,175
135,000 2.750%,  6/20/2025 142,073
150,000 5.700%,  9/30/2030
b,i
167,625
Hanesbrands, Inc.
525,000 4.875%,  5/15/2026
g
562,162
Harley-Davidson Financial
Services, Inc.
211,000 4.050%,  2/4/2022
g
216,637
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
g
370,125
Hilton Domestic Operating
Company, Inc.
975,000 4.875%,  1/15/2030 1,039,613
Home Depot, Inc.
140,000 3.750%,  2/15/2024 152,038
147,000 2.950%,  6/15/2029 157,349
Hyundai Capital America
119,000 1.800%,  10/15/2025
g
119,956
221,000 3.000%,  2/10/2027
g
231,703
Principal
Amount Long-Term Fixed Income (58.3%) Value
Consumer Cyclical (4.5%) - continued
International Game Technology plc
$ 435,000 5.250%,  1/15/2029
g
$ 461,264
KB Home
475,000 4.800%,  11/15/2029 511,813
Kohl's Corporation
221,000 3.375%,  5/1/2031 225,631
L Brands, Inc.
600,000 6.625%,  10/1/2030
g
691,476
100,000 6.875%,  11/1/2035 121,250
Landry's, Inc.
425,000 6.750%,  10/15/2024
g
430,313
Lennar Corporation
66,000 4.125%,  1/15/2022 66,815
201,000 4.875%,  12/15/2023 219,838
67,000 5.875%,  11/15/2024 76,191
138,000 4.750%,  5/30/2025 155,213
Levi Strauss & Company
290,000 3.500%,  3/1/2031
g
289,275
Live Nation Entertainment, Inc.
265,000 3.750%,  1/15/2028
g
264,033
Lowe's Companies, Inc.
140,000 4.000%,  4/15/2025 155,320
148,000 4.500%,  4/15/2030 172,522
Magic MergerCo , Inc.
340,000 5.250%,  5/1/2028
g
344,250
Marriott International, Inc.
171,000 5.750%,  5/1/2025 196,845
271,000 3.750%,  10/1/2025 291,950
Mattamy Group Corporation
570,000 5.250%,  12/15/2027
g
597,075
McDonald's Corporation
442,000 3.800%,  4/1/2028 493,252
MGM Resorts International
490,000 6.000%,  3/15/2023 524,300
450,000 5.750%,  6/15/2025 495,563
Netflix, Inc
149,000 5.875%,  11/15/2028 181,292
Nissan Motor Company, Ltd.
179,000 3.043%,  9/15/2023
g
187,277
O'Reilly Automotive, Inc.
221,000 3.900%,  6/1/2029 244,454
PetSmart, Inc.
365,000 4.750%,  2/15/2028
g
376,406
290,000 7.750%,  2/15/2029
g
314,206
Prime Security Services Borrower,
LLC
975,000 5.750%,  4/15/2026
g
1,066,484
Procter & Gamble Company
147,000 1.200%,  10/29/2030 137,505
Ralph Lauren Corporation
136,000 1.700%,  6/15/2022 138,226
Real Hero Merger Sub 2, Inc.
260,000 6.250%,  2/1/2029
g
268,980
Realogy Group, LLC
460,000 5.750%,  1/15/2029
g
477,250
Rite Aid Corporation
185,000 7.500%,  7/1/2025
g
191,706
Ross Stores, Inc.
147,000 1.875%,  4/15/2031 139,049

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Consumer Cyclical (4.5%) - continued
Royal Caribbean Cruises, Ltd.
$ 540,000 9.125%,  6/15/2023
g
$ 596,138
205,000 11.500%,  6/1/2025
g
237,480
200,000 5.500%,  4/1/2028
g
209,740
Scientific Games International, Inc.
430,000 5.000%,  10/15/2025
g
443,975
450,000 7.250%,  11/15/2029
g
494,964
SeaWorld Parks and
Entertainment, Inc.
260,000 9.500%,  8/1/2025
g
282,313
Six Flags Entertainment
Corporation
280,000 5.500%,  4/15/2027
g,l
289,100
Six Flags Theme Parks, Inc.
260,000 7.000%,  7/1/2025
g
280,896
Staples, Inc.
710,000 7.500%,  4/15/2026
g
734,850
Target Corporation
147,000 2.350%,  2/15/2030 150,747
Tenneco, Inc.
260,000 5.000%,  7/15/2026
l
251,841
TJX Companies, Inc.
141,000 3.500%,  4/15/2025 154,319
Toll Brothers Finance Corporation
274,000 5.875%,  2/15/2022 280,850
Toyota Motor Credit Corporation
220,000 1.900%,  4/6/2028 221,412
Uber Technologies, Inc.
260,000 6.250%,  1/15/2028
g
282,467
Under Armour , Inc., Convertible
106,000 1.500%,  6/1/2024
g
221,209
Vista Outdoor, Inc.
455,000 4.500%,  3/15/2029
g
454,718
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
g
217,545
68,000 3.350%,  5/13/2025
g
73,603
Walmart, Inc.
220,000 3.250%,  7/8/2029 243,934
Wyndham Destinations, Inc.
340,000 6.625%,  7/31/2026
g
389,725
Wyndham Hotels & Resorts, Inc.
205,000 4.375%,  8/15/2028
g
211,601
Yum! Brands, Inc.
480,000 4.750%,  1/15/2030
g
513,600
ZF North America Capital, Inc.
330,000 4.750%,  4/29/2025
g
355,964
Total 37,161,684
Consumer Non-Cyclical (4.5%)
Abbott Laboratories
296,000 3.875%,  9/15/2025 330,701
AbbVie, Inc.
117,000 2.900%,  11/6/2022 121,345
217,000 2.300%,  11/21/2022 223,336
126,000 2.800%,  3/15/2023 130,753
555,000 3.600%,  5/14/2025 606,697
295,000 3.200%,  11/21/2029 315,344
Agilent Technologies, Inc
147,000 2.300%,  3/12/2031 144,600
Principal
Amount Long-Term Fixed Income (58.3%) Value
Consumer Non-Cyclical (4.5%) - continued
Albertson's Companies, Inc.
$ 85,000 7.500%,  3/15/2026
g
$ 93,500
680,000 3.500%,  3/15/2029
g
652,800
170,000 4.875%,  2/15/2030
g
176,993
Altria Group, Inc.
182,000 4.400%,  2/14/2026 205,538
147,000 4.800%,  2/14/2029 167,215
Amgen, Inc.
221,000 2.450%,  2/21/2030 223,796
Anheuser-Busch Companies, LLC
124,000 3.650%,  2/1/2026 137,251
Anheuser-Busch InBev Worldwide,
Inc.
178,000 4.150%,  1/23/2025 198,525
295,000 4.750%,  1/23/2029 346,200
Anthem, Inc.
259,000 2.375%,  1/15/2025 271,731
220,000 2.550%,  3/15/2031 221,798
Aramark Services, Inc.
280,000 6.375%,  5/1/2025
g
297,850
AstraZeneca plc
297,000 0.700%,  4/8/2026 288,899
BAT Capital Corporation
178,000 3.222%,  8/15/2024 189,662
BAT International Finance plc
135,000 1.668%,  3/25/2026 134,334
Bausch Health Companies, Inc.
815,000 5.000%,  1/30/2028
g
827,225
420,000 5.000%,  2/15/2029
g
420,647
Becton, Dickinson and Company
221,000 2.823%,  5/20/2030 228,493
Boston Scientific Corporation
265,000 3.450%,  3/1/2024 284,287
Bristol-Myers Squibb Company
296,000 3.200%,  6/15/2026 324,324
222,000 3.900%,  2/20/2028 251,350
Bunge, Ltd. Finance Corporation
162,000 1.630%,  8/17/2025 163,924
Cargill, Inc.
141,000 1.375%,  7/23/2023
g
143,987
Centene Corporation
200,000 5.375%,  8/15/2026
g
209,800
190,000 4.250%,  12/15/2027 199,141
350,000 4.625%,  12/15/2029 378,875
570,000 3.000%,  10/15/2030 565,725
Central Garden & Pet Company
475,000 4.125%,  10/15/2030 489,948
Cigna Corporation
235,000 4.125%,  11/15/2025 264,178
Coca-Cola Company
221,000 1.500%,  3/5/2028 218,431
Community Health Systems, Inc.
185,000 5.625%,  3/15/2027
g
196,100
260,000 6.000%,  1/15/2029
g
273,693
495,000 6.875%,  4/15/2029
g
517,275
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 130,137
Constellation Brands, Inc.
295,000 3.150%,  8/1/2029 311,121

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Consumer Non-Cyclical (4.5%) - continued
CVS Health Corporation
$ 117,000 2.750%,  12/1/2022 $ 120,681
225,000 4.100%,  3/25/2025 250,635
294,000 4.300%,  3/25/2028 334,507
147,000 3.750%,  4/1/2030 161,697
DaVita, Inc.
665,000 4.625%,  6/1/2030
g
673,312
Diageo Capital plc
161,000 1.375%,  9/29/2025 163,411
Edgewell Personal Care Company
280,000 5.500%,  6/1/2028
g
297,500
Encompass Health Corporation
685,000 4.500%,  2/1/2028 709,831
Endo Finance, LLC
245,000 9.500%,  7/31/2027
g
259,700
Energizer Holdings, Inc.
435,000 4.375%,  3/31/2029
g
431,737
Estee Lauder Companies, Inc.
148,000 1.950%,  3/15/2031 144,540
General Mills, Inc.
148,000 4.200%,  4/17/2028 168,650
Gilead Sciences, Inc.
220,000 2.950%,  3/1/2027 236,102
H. J. Heinz Company
130,000 5.200%,  7/15/2045 153,805
HCA, Inc.
1,665,000 5.375%,  2/1/2025 1,855,526
369,000 5.250%,  6/15/2026 428,263
HLF Financing SARL, LLC
400,000 7.250%,  8/15/2026
g
418,000
Illumina, Inc.
450,000 9.000%,  7/1/2028
g
504,000
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
g
133,987
JBS Investments II GmbH
140,000 5.750%,  1/15/2028
g
148,778
JBS USA, LLC
440,000 5.500%,  1/15/2030
g
484,004
Keurig Dr Pepper, Inc.
295,000 2.250%,  3/15/2031 289,929
Kraft Foods Group, Inc.
690,000 5.000%,  6/4/2042 796,910
Kraft Heinz Foods Company
220,000 3.875%,  5/15/2027 239,586
770,000 4.625%,  1/30/2029 867,605
870,000 3.750%,  4/1/2030 930,946
80,000 4.250%,  3/1/2031 88,215
Kroger Company
148,000 4.500%,  1/15/2029 172,706
Mattel, Inc.
440,000 3.375%,  4/1/2026
g
455,497
McKesson Corporation
136,000 0.900%,  12/3/2025 134,049
148,000 3.950%,  2/16/2028 166,914
Medtronic, Inc.
48,000 3.500%,  3/15/2025 52,934
Molina Healthcare, Inc.
490,000 4.375%,  6/15/2028
g
503,475
MPH Acquisition Holdings, LLC
280,000 5.750%,  11/1/2028
g,l
276,105
Principal
Amount Long-Term Fixed Income (58.3%) Value
Consumer Non-Cyclical (4.5%) - continued
Mylan, Inc.
$ 127,000 4.200%,  11/29/2023 $ 136,846
Novartis Capital Corporation
133,000 1.750%,  2/14/2025 137,356
355,000 3.000%,  11/20/2025 384,785
Ortho-Clinical Diagnostics, Inc.
260,000 7.250%,  2/1/2028
g
285,220
Par Pharmaceutical, Inc.
670,000 7.500%,  4/1/2027
g
705,175
PepsiCo, Inc.
221,000 1.625%,  5/1/2030 213,363
Philip Morris International, Inc.
319,000 1.500%,  5/1/2025 325,144
Pilgrim's Pride Corporation
400,000 5.875%,  9/30/2027
g
424,500
QBE Insurance Group, Ltd.
156,000 5.875%,  5/12/2025
b,g,i
169,065
Royalty Pharma plc
343,000 1.200%,  9/2/2025
g
339,297
Scotts Miracle- Gro Company
410,000 4.500%,  10/15/2029 430,500
SEG Holding, LLC
550,000 5.625%,  10/15/2028
g
578,875
Simmons Foods, Inc.
450,000 4.625%,  3/1/2029
g
453,470
Spectrum Brands, Inc.
225,000 5.000%,  10/1/2029
g
237,938
205,000 5.500%,  7/15/2030
g
221,144
Stryker Corporation
149,000 3.650%,  3/7/2028 166,006
Syneos Health, Inc.
380,000 3.625%,  1/15/2029
g
371,450
Sysco Corporation
273,000 5.650%,  4/1/2025 319,318
147,000 5.950%,  4/1/2030 185,365
Teleflex, Inc.
480,000 4.625%,  11/15/2027 510,470
100,000 4.250%,  6/1/2028
g
103,250
Tenet Healthcare Corporation
370,000 4.625%,  7/15/2024 375,587
1,125,000 5.125%,  11/1/2027
g
1,179,900
185,000 6.125%,  10/1/2028
g
195,175
Teva Pharmaceutical Finance
Netherlands III BV
43,000 2.200%,  7/21/2021 42,946
295,000 2.800%,  7/21/2023 292,088
Thermo Fisher Scientific, Inc.
138,000 4.133%,  3/25/2025 153,616
147,000 4.497%,  3/25/2030 172,275
United Natural Foods, Inc.
390,000 6.750%,  10/15/2028
g
420,225
UnitedHealth Group, Inc.
369,000 3.850%,  6/15/2028 417,368
Upjohn, Inc.
135,000 1.650%,  6/22/2025
g
136,361
VRX Escrow Corporation
1,070,000 6.125%,  4/15/2025
g
1,092,502
Whirlpool Corporation
147,000 2.400%,  5/15/2031 146,105

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Consumer Non-Cyclical (4.5%) - continued
Winnebago Industries, Inc.,
Convertible
$ 134,000 1.500%,  4/1/2025 $ 190,950
Zoetis, Inc.
189,000 3.250%,  2/1/2023 196,922
222,000 3.900%,  8/20/2028 249,328
Total 36,890,951
Energy (3.8%)
Antero Midstream Partners, LP
195,000 5.750%,  3/1/2027
g
197,194
Antero Resources Corporation
390,000 5.000%,  3/1/2025 395,850
Apache Corporation
170,000 4.875%,  11/15/2027 179,435
315,000 4.375%,  10/15/2028 321,291
220,000 5.100%,  9/1/2040 225,527
Archrock Partners, LP
415,000 6.250%,  4/1/2028
g
433,843
BP Capital Markets America, Inc.
153,000 2.520%,  9/19/2022 157,338
141,000 2.937%,  4/6/2023 147,795
353,000 4.234%,  11/6/2028 403,047
BP Capital Markets plc
156,000 4.875%,  3/22/2030
b,i
167,466
Buckeye Partners, LP
170,000 4.125%,  3/1/2025
g
174,250
380,000 3.950%,  12/1/2026 380,000
Canadian Natural Resources, Ltd.
369,000 2.050%,  7/15/2025 376,602
Cenovus Energy, Inc.
405,000 5.375%,  7/15/2025 460,483
Centennial Resource Production,
LLC
390,000 6.875%,  4/1/2027
g,l
367,567
Cheniere Corpus Christi Holdings,
LLC
302,000 5.875%,  3/31/2025 345,655
Cheniere Energy Partners, LP
885,000 5.625%,  10/1/2026 922,612
145,000 4.500%,  10/1/2029 151,344
Cheniere Energy, Inc., Convertible
40,000 4.250%,  3/15/2045 32,922
Chevron Corporation
136,000 1.554%,  5/11/2025 139,275
Chevron USA, Inc.
217,000 3.900%,  11/15/2024 239,778
Cimarex Energy Company
296,000 4.375%,  6/1/2024 322,526
CNX Resources Corporation
235,000 6.000%,  1/15/2029
g
250,815
Comstock Resources, Inc.
200,000 9.750%,  8/15/2026 217,500
140,000 6.750%,  3/1/2029
g
143,010
Continental Resources, Inc.
37,000 4.500%,  4/15/2023 38,832
435,000 4.375%,  1/15/2028
l
473,062
265,000 5.750%,  1/15/2031
g
307,400
CrownRock Finance, Inc.
125,000 5.000%,  5/1/2029
g
127,969
Principal
Amount Long-Term Fixed Income (58.3%) Value
Energy (3.8%) - continued
Devon Energy Corporation
$ 135,000 5.850%,  12/15/2025 $ 158,605
Diamondback Energy, Inc.
123,000 2.875%,  12/1/2024 130,392
74,000 3.125%,  3/24/2031 74,741
Enagas SA
570,000 5.500%,  1/15/2028
g
562,875
Enbridge, Inc.
147,000 3.700%,  7/15/2027 160,979
459,000 6.250%,  3/1/2078
b
497,589
Encana Corporation
195,000 6.625%,  8/15/2037 246,155
Endeavor Energy Resources, LP
290,000 5.750%,  1/30/2028
g
309,575
Energean Israel Finance, Ltd.
355,000 4.500%,  3/30/2024
g
363,776
Energy Transfer Operating, LP
126,000 4.200%,  9/15/2023 134,762
338,000 5.875%,  1/15/2024 376,080
221,000 3.750%,  5/15/2030 229,978
Energy Transfer, LP
143,000 6.625%,  2/15/2028
b,i
134,599
EnLink Midstream Partners, LP
420,000 4.850%,  7/15/2026 424,200
260,000 5.600%,  4/1/2044 224,250
Enterprise Products Operating,
LLC
148,000 4.150%,  10/16/2028 167,300
355,000 4.875%,  8/16/2077
b
343,534
EOG Resources, Inc.
160,000 2.625%,  3/15/2023 165,761
EQM Midstream Partners, LP
480,000 6.500%,  7/1/2027
g
530,032
100,000 6.500%,  7/15/2048 101,465
EQT Corporation
620,000 3.900%,  10/1/2027 646,406
EQT Corporation, Convertible
132,000 1.750%,  5/1/2026
g
195,941
Equinor ASA
139,000 2.875%,  4/6/2025 149,089
Exxon Mobil Corporation
296,000 2.992%,  3/19/2025 318,682
Genesis Energy, LP
195,000 6.500%,  10/1/2025 195,975
Halliburton Company
147,000 2.920%,  3/1/2030 147,470
Harvest Midstream, LP
485,000 7.500%,  9/1/2028
g
522,587
Hess Corporation
82,000 3.500%,  7/15/2024 86,737
Hess Midstream Operations, LP
325,000 5.625%,  2/15/2026
g
337,187
Hilcorp Energy I, LP
390,000 5.750%,  2/1/2029
g
396,825
Kinder Morgan Energy Partners,
LP
223,000 3.450%,  2/15/2023 232,676
Marathon Oil Corporation
148,000 4.400%,  7/15/2027 165,100

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Energy (3.8%) - continued
Marathon Petroleum Corporation
$ 411,000 4.700%,  5/1/2025 $ 463,822
MPLX, LP
370,000 1.750%,  3/1/2026 372,255
Murphy Oil Corporation
255,000 5.875%,  12/1/2027 256,275
Nabors Industries, Ltd.
370,000 7.250%,  1/15/2026
g
325,600
National Fuel Gas Company
296,000 5.500%,  1/15/2026 343,091
Newfield Exploration Company
522,000 5.625%,  7/1/2024 582,252
NGL Energy Operating, LLC
265,000 7.500%,  2/1/2026
g
277,587
NGL Energy Partners, LP
265,000 7.500%,  11/1/2023 258,375
NuStar Logistics, LP
405,000 5.750%,  10/1/2025 435,881
Occidental Petroleum Corporation
170,000 3.450%,  7/15/2024 170,000
815,000 2.900%,  8/15/2024 812,963
440,000 3.400%,  4/15/2026 435,134
135,000 8.500%,  7/15/2027 164,194
500,000 3.500%,  8/15/2029 477,500
280,000 6.450%,  9/15/2036 318,150
705,000 4.400%,  4/15/2046 620,400
ONEOK, Inc.
222,000 2.200%,  9/15/2025 228,233
Ovintiv , Inc.
130,000 7.375%,  11/1/2031 171,744
PBF Holding Company, LLC
375,000 9.250%,  5/15/2025
g
392,813
Pioneer Natural Resources
Company
222,000 1.900%,  8/15/2030 207,533
Pioneer Natural Resources
Company, Convertible
109,000 0.250%,  5/15/2025
g
165,353
Plains All American Pipeline, LP
41,000 6.125%,  11/15/2022
b,i
34,030
364,000 4.650%,  10/15/2025 403,701
Range Resources Corporation
195,000 9.250%,  2/1/2026 214,126
195,000 8.250%,  1/15/2029
g
211,530
Sabine Pass Liquefaction, LLC
221,000 4.200%,  3/15/2028 244,773
Schlumberger Finance Canada,
Ltd.
135,000 1.400%,  9/17/2025 136,814
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
g
104,220
Shell International Finance BV
139,000 2.375%,  4/6/2025 146,872
Southwestern Energy Company
315,000 7.500%,  4/1/2026
l
333,176
115,000 7.750%,  10/1/2027 123,617
Suncor Energy, Inc.
135,000 3.100%,  5/15/2025 144,660
Sunoco, LP
405,000 5.875%,  3/15/2028 428,288
Principal
Amount Long-Term Fixed Income (58.3%) Value
Energy (3.8%) - continued
Targa Resources Partners, LP
$ 315,000 5.375%,  2/1/2027 $ 327,024
Teine Energy, Ltd.
370,000 6.875%,  4/15/2029
g
374,618
Transocean Guardian, Ltd.
311,750 5.875%,  1/15/2024
g
289,928
Transocean Proteus, Ltd.
156,000 6.250%,  12/1/2024
g
152,880
USA Compression Partners, LP
140,000 6.875%,  4/1/2026 146,817
Vine Energy Holdings, LLC
245,000 6.750%,  4/15/2029
g
245,105
W&T Offshore, Inc.
320,000 9.750%,  11/1/2023
g
282,400
Weatherford International, Ltd.
465,000 8.750%,  9/1/2024
g
487,088
280,000 11.000%,  12/1/2024
g
276,500
Western Gas Partners, LP
120,000 4.000%,  7/1/2022 122,850
Western Midstream Operating, LP
170,000 4.350%,  2/1/2025 179,717
370,000 3.950%,  6/1/2025 385,956
230,000 5.500%,  8/15/2048 234,600
Williams Companies, Inc.
147,000 2.600%,  3/15/2031 145,032
Williams Partners, LP
152,000 4.500%,  11/15/2023 165,436
WPX Energy, Inc.
135,000 5.250%,  9/15/2024 149,577
Total 30,802,201
Financials (8.1%)
ACE INA Holdings, Inc.
160,000 2.875%,  11/3/2022 165,618
AerCap Ireland Capital DAC
110,000 3.150%,  2/15/2024 115,587
220,000 6.500%,  7/15/2025 258,928
Air Lease Corporation
164,000 4.650%,  6/15/2026
b,i
167,280
Aircastle , Ltd.
147,000 2.850%,  1/26/2028
g
144,284
Ally Financial, Inc.
460,000 5.750%,  11/20/2025 527,117
328,000 4.700%,  5/15/2026
b,i
332,494
148,000 8.000%,  11/1/2031 208,155
American Express Company
127,000 3.700%,  8/3/2023 136,146
124,000 3.400%,  2/22/2024 133,928
American International Group, Inc.
295,000 4.200%,  4/1/2028 333,448
Ares Capital Corporation
70,000 4.250%,  3/1/2025 75,802
366,000 3.875%,  1/15/2026 390,587
Ares Capital Corporation,
Convertible
112,000 4.625%,  3/1/2024 121,587
Athene Global Funding
187,000 4.000%,  1/25/2022
g
191,809

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Financials (8.1%) - continued
Australia and New Zealand
Banking Group, Ltd.
$ 338,000 2.950%,  7/22/2030
b,g
$ 350,405
Aviation Capital Group, LLC
185,000 5.500%,  12/15/2024
g
207,912
Avolon Holdings Funding, Ltd.
62,000 5.250%,  5/15/2024
g
67,786
159,000 4.250%,  4/15/2026
g
169,554
BAC Capital Trust XIV
138,000
4.000%,  (LIBOR 3M +
0.400%), 5/20/2021
b,i,l
137,138
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
g
98,020
Banco Santander SA
200,000
1.308%,  (LIBOR 3M +
1.120%), 4/12/2023
b
202,857
Bank of America Corporation
237,000 3.004%,  12/20/2023
b
246,373
373,000 3.550%,  3/5/2024
b
392,895
350,000 3.864%,  7/23/2024
b
374,126
285,000 4.200%,  8/26/2024 314,185
711,000 6.250%,  9/5/2024
b,i
792,765
124,000 3.458%,  3/15/2025
b
132,938
150,000 6.100%,  3/17/2025
b,i
168,188
339,000 1.319%,  6/19/2026
b
339,718
412,000 1.197%,  10/24/2026
b
409,196
306,000 5.875%,  3/15/2028
b,i
345,076
442,000 3.593%,  7/21/2028
b
483,382
589,000 3.974%,  2/7/2030
b
656,863
295,000 2.687%,  4/22/2032
b
298,532
Bank of Montreal
378,000 3.300%,  2/5/2024 406,596
Bank of New York Mellon
Corporation
78,000 4.700%,  9/20/2025
b,i
85,995
220,000 3.400%,  1/29/2028 242,643
Bank of Nova Scotia
234,000 4.900%,  6/4/2025
b,i
251,246
148,000 1.050%,  3/2/2026 146,435
Barclays plc
225,000 4.610%,  2/15/2023
b
232,011
299,000 4.338%,  5/16/2024
b
320,047
152,000 8.000%,  6/15/2024
b,i
172,520
136,000 4.375%,  9/11/2024 148,798
162,000 2.852%,  5/7/2026
b
170,591
223,000 4.972%,  5/16/2029
b
258,466
BB&T Corporation
127,000 2.500%,  8/1/2024 134,157
BNP Paribas SA
199,000 2.819%,  11/19/2025
b,g
209,680
Boston Properties, LP
147,000 2.550%,  4/1/2032 142,161
BPCE SA
126,000 3.000%,  5/22/2022
g
129,504
133,000 2.375%,  1/14/2025
g
138,139
Brixmor Operating Partnership, LP
147,000 2.250%,  4/1/2028 145,475
Burford Capital Global Finance,
LLC
225,000 6.250%,  4/15/2028
g
233,550
Principal
Amount Long-Term Fixed Income (58.3%) Value
Financials (8.1%) - continued
Canadian Imperial Bank of
Commerce
$ 133,000 2.250%,  1/28/2025 $ 138,936
CANPACK SA
510,000 3.125%,  11/1/2025
g
517,969
Capital One Bank USA NA
189,000 3.375%,  2/15/2023 198,189
199,000 2.280%,  1/28/2026
b
205,263
Cascades USA, Inc.
420,000 5.125%,  1/15/2026
g
445,200
Central Fidelity Capital Trust I
310,000
1.184%,  (LIBOR 3M +
1.000%), 4/15/2027
b
302,104
Charles Schwab Corporation
328,000 5.375%,  6/1/2025
b,i
364,703
328,000 4.000%,  6/1/2026
b,i
337,040
222,000 2.000%,  3/20/2028 224,285
Chobani , LLC
525,000 4.625%,  11/15/2028
g
540,750
CIT Group, Inc.
296,000 5.250%,  3/7/2025 334,110
Citigroup, Inc.
116,000 2.750%,  4/25/2022 118,588
244,000 3.142%,  1/24/2023
b
248,658
300,000 5.950%,  1/30/2023
b,i
317,250
276,000 5.000%,  9/12/2024
b,i
289,800
373,000 3.352%,  4/24/2025
b
399,890
138,000 5.950%,  5/15/2025
b,i
150,323
332,000 5.500%,  9/13/2025 388,823
150,000 4.000%,  12/10/2025
b,i
151,920
375,000 3.875%,  2/18/2026
b,i
375,469
522,000 1.122%,  1/28/2027
b
513,422
589,000 4.075%,  4/23/2029
b
661,669
CNA Financial Corporation
145,000 3.950%,  5/15/2024 157,368
Comerica, Inc.
78,000 5.625%,  7/1/2025
b,i
86,678
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
g
173,061
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
232,000 3.950%,  11/9/2022 243,643
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
b,g
135,278
Corporate Office Properties, LP
135,000 2.250%,  3/15/2026 138,453
Credit Acceptance Corporation
450,000 5.125%,  12/31/2024
g
464,063
Credit Agricole SA
156,000 8.125%,  12/23/2025
b,g,i
188,955
147,000 3.250%,  1/14/2030
g
152,437
Credit Suisse Group AG
198,000 6.500%,  8/8/2023
g
218,681
82,000 7.500%,  12/11/2023
b,g,i
90,200
122,000 2.593%,  9/11/2025
b,g
126,915
250,000 2.193%,  6/5/2026
b,g
255,509
149,000 3.869%,  1/12/2029
b,g
160,963
Dai-ichi Life Insurance Company,
Ltd.
475,000 5.100%,  10/28/2024
b,g,i,l
524,875

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Financials (8.1%) - continued
Danske Bank AS
$ 200,000 5.000%,  1/12/2023
b,g
$ 205,729
Deutsche Bank AG
200,000 6.000%,  10/30/2025
b,i
208,750
502,000 2.129%,  11/24/2026
b
508,484
Digital Realty Trust, LP
221,000 3.700%,  8/15/2027 244,779
Discover Bank
295,000 4.682%,  8/9/2028
b
314,175
Drawbridge Special Opportunities
Fund, LP
590,000 3.875%,  2/15/2026
g
607,644
Duke Realty, LP
221,000 4.000%,  9/15/2028 246,692
ESH Hospitality, Inc.
260,000 5.250%,  5/1/2025
g
265,278
385,000 4.625%,  10/1/2027
g
408,100
Fidelity National Financial, Inc.
184,000 5.500%,  9/1/2022 195,751
Fifth Third Bancorp
148,000 4.500%,  9/30/2025
b,i
157,805
Fifth Third Bank NA
148,000 3.850%,  3/15/2026 163,483
First Horizon National Corporation
163,000 3.550%,  5/26/2023 172,116
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
g
300,877
FNB Corporation
268,000 2.200%,  2/24/2023 272,537
Fortress Transportation
265,000 6.500%,  10/1/2025
g
275,600
Fortress Transportation and
Infrastructure Investors, LLC
60,000 5.500%,  5/1/2028
g
62,175
FTI Consulting, Inc., Convertible
62,000 2.000%,  8/15/2023 89,497
GE Capital Funding, LLC
200,000 3.450%,  5/15/2025
g
217,025
74,000 4.050%,  5/15/2027
g
82,784
147,000 4.400%,  5/15/2030
g
167,190
Global Net Lease, Inc.
520,000 3.750%,  12/15/2027
g
514,819
Goldman Sachs Group, Inc.
274,000 0.627%,  11/17/2023
b
274,343
248,000 3.625%,  2/20/2024 267,523
370,000 5.500%,  8/10/2024
b,i
404,225
141,000 3.500%,  4/1/2025 153,347
203,000 4.250%,  10/21/2025 227,399
206,000 0.855%,  2/12/2026
b
204,232
164,000 3.800%,  5/10/2026
b,i
164,082
294,000 3.814%,  4/23/2029
b
324,828
148,000 3.800%,  3/15/2030 164,376
148,000 2.615%,  4/22/2032
b
148,722
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 153,923
116,000
2.319%,  (LIBOR 3M +
2.125%), 2/12/2047
b,g
111,363
Healthpeak Properties, Inc.
147,000 4.000%,  6/1/2025 163,066
Principal
Amount Long-Term Fixed Income (58.3%) Value
Financials (8.1%) - continued
HSBC Holdings plc
$ 234,000 6.875%,  6/1/2021
b,i
$ 233,930
225,000 3.803%,  3/11/2025
b
242,595
82,000 6.375%,  3/30/2025
b,i
90,782
148,000 2.633%,  11/7/2025
b
155,080
162,000 1.645%,  4/18/2026
b
163,316
164,000 1.589%,  5/24/2027
b
162,860
136,000 6.500%,  3/23/2028
b,i
154,530
413,000 4.583%,  6/19/2029
b
469,118
227,000 4.600%,  12/17/2030
b,i
230,405
Huntington Bancshares, Inc.
226,000 4.450%,  10/15/2027
b,i
241,651
Icahn Enterprises, LP
765,000 6.375%,  12/15/2025 789,660
ING Groep NV
292,000 1.726%,  4/1/2027
b
294,089
Intercontinental Exchange, Inc.
136,000 0.700%,  6/15/2023 136,538
Iron Mountain, Inc.
425,000 4.875%,  9/15/2027
g
442,000
iStar , Inc.
400,000 4.250%,  8/1/2025 405,360
J.P. Morgan Chase & Company
164,000 5.150%,  5/1/2023
b,i
169,125
150,000 6.000%,  8/1/2023
b,i
159,450
156,000 6.750%,  2/1/2024
b,i
173,355
208,000 1.514%,  6/1/2024
b
211,989
576,000 5.000%,  8/1/2024
b,i
607,127
259,000 3.875%,  9/10/2024 283,292
560,000 4.023%,  12/5/2024
b
606,371
444,000 4.600%,  2/1/2025
b,i
457,875
145,000 2.083%,  4/22/2026
b
149,922
471,000 1.045%,  11/19/2026
b
464,030
294,000 1.578%,  4/22/2027
b
295,291
442,000 4.005%,  4/23/2029
b
497,002
589,000 4.493%,  3/24/2031
b
682,661
KeyBank NA
221,000 3.900%,  4/13/2029 244,655
Kilroy Realty, LP
152,000 4.375%,  10/1/2025 168,579
Lincoln National Corporation
148,000 3.800%,  3/1/2028 164,400
135,000
2.549%,  (LIBOR 3M +
2.358%), 5/17/2066
b
116,100
Lloyds Banking Group plc
183,000 2.858%,  3/17/2023
b
186,746
225,000 3.900%,  3/12/2024 244,171
152,000 7.500%,  6/27/2024
b,i
171,740
296,000 1.627%,  5/11/2027
b
296,007
270,000 6.657%,  5/21/2037
b,g,i
369,900
LPL Holdings, Inc.
300,000 4.000%,  3/15/2029
g
300,000
Mastercard , Inc.
147,000 1.900%,  3/15/2031 145,958
MetLife, Inc.
150,000 3.850%,  9/15/2025
b,i
157,875
375,000 5.875%,  3/15/2028
b,i
430,500
MGM Growth Properties Operating
Partnership, LP
465,000 4.625%,  6/15/2025
g
494,707
80,000 5.750%,  2/1/2027 89,225

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Financials (8.1%) - continued
Mid-America Apartments, LP
$ 295,000 4.200%,  6/15/2028 $ 332,993
Mitsubishi UFJ Financial Group,
Inc.
187,000 2.623%,  7/18/2022 192,080
221,000 3.455%,  3/2/2023 232,827
124,000 3.407%,  3/7/2024 133,118
162,000 1.412%,  7/17/2025 163,038
221,000 3.741%,  3/7/2029 244,182
Mizuho Financial Group, Inc.
187,000 2.721%,  7/16/2023
b
192,257
221,000 3.153%,  7/16/2030
b
233,994
Morgan Stanley
150,000 4.875%,  11/1/2022 159,778
247,000 4.100%,  5/22/2023 264,285
136,000 0.560%,  11/10/2023
b
136,156
124,000 2.720%,  7/22/2025
b
130,950
95,000 5.000%,  11/24/2025 109,421
294,000 2.188%,  4/28/2026
b
305,700
251,000 0.985%,  12/10/2026
b
246,336
294,000 1.593%,  5/4/2027
b
295,407
442,000 3.622%,  4/1/2031
b
484,026
MPT Operating Partnership, LP
370,000 5.250%,  8/1/2026 381,563
150,000 4.625%,  8/1/2029 158,813
National Retail Properties, Inc.
147,000 2.500%,  4/15/2030 147,096
Natwest Group plc
126,000 6.125%,  12/15/2022 136,640
126,000 6.100%,  6/10/2023
l
139,050
147,000 4.892%,  5/18/2029
b
169,132
Navient Corporation
245,000 5.500%,  1/25/2023 256,331
NFP Corporation
160,000 6.875%,  8/15/2028
g
167,800
Nippon Life Insurance Company
415,000 5.100%,  10/16/2044
b,g
462,725
222,000 3.400%,  1/23/2050
b,g
225,608
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 167,286
147,000 3.375%,  2/1/2031 148,608
Owl Rock Technology Finance
Corporation
221,000 3.750%,  6/17/2026
g
231,242
Park Aerospace Holdings, Ltd.
62,000 4.500%,  3/15/2023
g
65,065
PayPal Holdings, Inc.
224,000 1.650%,  6/1/2025 230,213
149,000 2.850%,  10/1/2029 157,443
PennyMac Financial Services, Inc.
325,000 4.250%,  2/15/2029
g
311,188
Pine Street Trust I
148,000 4.572%,  2/15/2029
g
167,674
Playtika Holding Corporation
140,000 4.250%,  3/15/2029
g
139,125
PNC Bank NA
148,000 2.700%,  10/22/2029 152,836
Provident Financing Trust I
78,000 7.405%,  3/15/2038 92,093
Prudential Financial, Inc.
340,000 5.625%,  6/15/2043
b
368,712
Principal
Amount Long-Term Fixed Income (58.3%) Value
Financials (8.1%) - continued
$ 435,000 5.200%,  3/15/2044
b
$ 464,347
75,000 3.700%,  10/1/2050
b
77,438
Quicken Loans, LLC
320,000 3.625%,  3/1/2029
g
311,200
Radian Group, Inc.
245,000 4.875%,  3/15/2027 259,700
Regions Financial Corporation
126,000 3.800%,  8/14/2023 135,100
156,000 5.750%,  6/15/2025
b,i
173,940
Reinsurance Group of America,
Inc.
175,000 4.700%,  9/15/2023 191,087
Royal Bank of Scotland Group plc
156,000 8.625%,  8/15/2021
b,i
159,073
206,000 4.269%,  3/22/2025
b
224,632
99,000 3.754%,  11/1/2029
b
105,364
Santander Holdings USA, Inc.
294,000 3.450%,  6/2/2025 315,244
Santander UK Group Holdings plc
221,000 3.823%,  11/3/2028
b
242,607
Service Properties Trust
395,000 4.500%,  6/15/2023 402,953
195,000 4.750%,  10/1/2026 190,125
265,000 5.500%,  12/15/2027 279,054
Simon Property Group, LP
234,000 2.000%,  9/13/2024 242,500
221,000 2.650%,  7/15/2030 224,101
Societe Generale SA
148,000 2.625%,  10/16/2024
g
155,153
156,000 8.000%,  9/29/2025
b,g,i
184,050
165,000 1.488%,  12/14/2026
b,g
163,238
Springleaf Finance Corporation
280,000 6.875%,  3/15/2025 318,150
380,000 7.125%,  3/15/2026 444,125
330,000 6.625%,  1/15/2028 375,375
Standard Chartered plc
203,000 1.319%,  10/14/2023
b,g
204,472
165,000 0.991%,  1/12/2025
b,g
164,336
Starwood Property Trust, Inc.,
Convertible
49,000 4.375%,  4/1/2023 51,881
State Street Corporation
125,000 2.354%,  11/1/2025
b
131,536
Sumitomo Life Insurance Company
410,000 3.375%,  4/15/2081
b,g
413,358
Sumitomo Mitsui Financial Group,
Inc.
116,000 2.784%,  7/12/2022 119,364
145,000 2.778%,  10/18/2022 150,034
148,000 2.448%,  9/27/2024 155,333
221,000 3.544%,  1/17/2028 240,937
221,000 2.142%,  9/23/2030 209,456
Sumitomo Mitsui Trust Bank, Ltd.
135,000 1.050%,  9/12/2025
g
133,493
Synchrony Financial
141,000 4.250%,  8/15/2024 153,980
296,000 3.700%,  8/4/2026 321,628
Synovus Bank
250,000 2.289%,  2/10/2023
b
252,307
Truist Bank
147,000 2.250%,  3/11/2030 145,098

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Financials (8.1%) - continued
Truist Financial Corporation
$ 351,000 4.950%,  9/1/2025
b,i
$ 386,100
UBS AG
265,000 5.125%,  5/15/2024 292,163
UBS Group AG
82,000 1.364%,  1/30/2027
b,g
81,193
USB Realty Corporation
276,000
1.331%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,i
215,970
Ventas Realty, LP
126,000 3.750%,  5/1/2024 136,066
VEREIT Operating Partnership, LP
221,000 3.950%,  8/15/2027 246,192
VICI Properties, LP
250,000 4.250%,  12/1/2026
g
257,813
90,000 3.750%,  2/15/2027
g
90,723
250,000 4.625%,  12/1/2029
g
259,603
Wachovia Capital Trust II
100,000
0.684%,  (LIBOR 3M +
0.500%), 1/15/2027
b
96,010
Wells Fargo & Company
252,000 4.125%,  8/15/2023 272,378
250,000 1.654%,  6/2/2024
b
255,597
245,000 2.406%,  10/30/2025
b
256,243
335,000 3.900%,  3/15/2026
b,i
342,504
346,000 2.188%,  4/30/2026
b
358,493
294,000 4.478%,  4/4/2031
b
340,212
Wells Fargo and Company
294,000 3.584%,  5/22/2028
b
322,454
Welltower , Inc.
221,000 2.800%,  6/1/2031 224,525
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
b
238,205
Willis North America, Inc.
295,000 4.500%,  9/15/2028 338,387
Total 66,222,210
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
163,000 2.150%,  5/13/2025
g
166,078
Total 166,078
Mortgage-Backed Securities (15.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
4,529,743 3.000%,  3/25/2050 4,754,750
2,831,733 3.000%,  4/1/2050 2,974,256
1,504,102 3.500%,  7/1/2047 1,609,201
Federal National Mortgage
Association
874,083 4.500%,  5/1/2048 955,309
2,105,977 3.500%,  10/1/2048
e
2,241,978
980,401 3.500%,  6/1/2049 1,045,981
2,464,209 3.500%,  8/1/2049
e
2,628,762
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
9,600,000 1.500%,  5/1/2036
e
9,718,875
30,874,000 2.000%,  5/1/2036
e
31,890,671
Principal
Amount Long-Term Fixed Income (58.3%) Value
Mortgage-Backed Securities (15.5%) -
continued
$ 14,650,000 2.500%,  5/1/2036
e
$ 15,309,250
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,725,000 2.000%,  5/1/2051
e
5,781,803
10,394,000 2.500%,  5/1/2051
e
10,782,963
11,200,000 2.000%,  6/1/2051
e
11,287,188
2,293,076 4.000%,  7/1/2048 2,464,883
16,656,000 2.500%,  7/1/2049
e
17,238,496
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
6,400,000 2.500%,  5/1/2051
e
6,652,500
Total 127,336,866
Technology (2.0%)
Akamai Technologies, Inc.,
Convertible
171,000 0.375%,  9/1/2027 191,199
Apple, Inc.
441,000 3.450%,  5/6/2024 480,573
137,000 0.700%,  2/8/2026 135,312
442,000 2.200%,  9/11/2029 450,502
Baidu, Inc.
168,000 3.075%,  4/7/2025 176,888
Banff Merger Sub, Inc.
185,000 9.750%,  9/1/2026
g
196,794
Broadcom Corporation
294,000 3.125%,  1/15/2025 313,634
221,000 3.875%,  1/15/2027 242,126
Broadcom, Inc.
296,000 5.000%,  4/15/2030 340,444
CDW, LLC
340,000 4.250%,  4/1/2028 354,450
CommScope Technologies
Finance, LLC
370,000 6.000%,  6/15/2025
g
376,475
CommScope , Inc.
360,000 7.125%,  7/1/2028
g
389,250
Dell International, LLC
221,000 5.850%,  7/15/2025
g
259,126
221,000 5.300%,  10/1/2029
g
261,688
Diamond 1 Finance Corporation
316,000 5.450%,  6/15/2023
g
344,761
Diamond Sports Group, LLC
700,000 6.625%,  8/15/2027
g
378,000
Fiserv, Inc.
237,000 2.750%,  7/1/2024 251,516
295,000 4.200%,  10/1/2028 334,913
Gartner, Inc.
105,000 4.500%,  7/1/2028
g
110,383
410,000 3.750%,  10/1/2030
g
411,025
Global Payments, Inc.
64,000 2.650%,  2/15/2025 67,533
147,000 3.200%,  8/15/2029 154,991
Hewlett Packard Enterprise
Company
127,000 2.250%,  4/1/2023 130,840
109,000 4.450%,  10/2/2023 118,300
InterDigital , Inc., Convertible
47,000 2.000%,  6/1/2024 51,022

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Technology (2.0%) - continued
Intuit, Inc.
$ 135,000 0.950%,  7/15/2025 $ 135,378
Iron Mountain, Inc.
260,000 5.000%,  7/15/2028
g
269,100
275,000 4.875%,  9/15/2029
g
280,093
J2 Global, Inc., Convertible
380,000 1.750%,  11/1/2026
g
444,600
Jabil, Inc.
147,000 1.700%,  4/15/2026 147,246
Marvell Technology Group, Ltd.
126,000 4.200%,  6/22/2023 133,771
Marvell Technology, Inc.
147,000 2.950%,  4/15/2031
g
147,128
Micron Technology, Inc.
147,000 4.975%,  2/6/2026 169,745
NCR Corporation
820,000 6.125%,  9/1/2029
g
891,750
NVIDIA Corporation
74,000 2.850%,  4/1/2030 78,488
NXP Funding, LLC
154,000 4.875%,  3/1/2024
g
170,897
70,000 2.700%,  5/1/2025
g
73,979
147,000 4.300%,  6/18/2029
g
166,567
ON Semiconductor Corporation,
Convertible
133,000 1.625%,  10/15/2023 259,433
Open Text Corporation
485,000 4.125%,  2/15/2030
g
490,447
Oracle Corporation
170,000 2.500%,  5/15/2022 173,237
368,000 2.500%,  4/1/2025 386,961
367,000 2.950%,  4/1/2030 379,930
Panasonic Corporation
187,000 2.536%,  7/19/2022
g
191,150
PTC, Inc.
215,000 3.625%,  2/15/2025
g
220,579
200,000 4.000%,  2/15/2028
g
205,294
Qorvo , Inc.
330,000 3.375%,  4/1/2031
g
334,399
Rackspace Technology Global,
Inc.
395,000 5.375%,  12/1/2028
g,l
403,248
Seagate HDD Cayman
136,000 4.250%,  3/1/2022
l
139,570
490,000 3.375%,  7/15/2031
g
471,792
Sensata Technologies, Inc.
710,000 3.750%,  2/15/2031
g
705,058
Shift4 Payments, LLC
140,000 4.625%,  11/1/2026
g
145,950
SS&C Technologies, Inc.
880,000 5.500%,  9/30/2027
g
934,890
Switch, Ltd.
420,000 3.750%,  9/15/2028
g
417,900
Tencent Holdings, Ltd.
177,000 2.880%,  4/22/2031
g
179,350
Texas Instruments, Inc.
250,000 1.375%,  3/12/2025 256,186
Verint Systems, Inc., Convertible
62,000 0.250%,  4/15/2026
g
62,522
Principal
Amount Long-Term Fixed Income (58.3%) Value
Technology (2.0%) - continued
Vishay Intertechnology , Inc.,
Convertible
$ 97,000 2.250%,  6/15/2025 $ 105,245
Total 16,093,628
Transportation (0.9%)
AerCap Holdings NV
164,000 5.875%,  10/10/2079
b
171,168
Air Canada Pass Through Trust
38,072 3.875%,  3/15/2023
g
38,259
Air Lease Corporation
133,000 2.300%,  2/1/2025 136,691
48,000 3.375%,  7/1/2025 51,415
147,000 3.125%,  12/1/2030 146,975
American Airlines, Inc.
360,000 11.750%,  7/15/2025
g
450,900
725,000 5.500%,  4/20/2026
g
761,250
70,000 5.750%,  4/20/2029
g
75,005
Avis Budget Car Rental, LLC
330,000 5.375%,  3/1/2029
g,l
343,612
Boeing Company
135,000 1.950%,  2/1/2024 138,773
CSX Corporation
147,000 4.250%,  3/15/2029 168,530
Delta Air Lines, Inc.
380,000 7.000%,  5/1/2025
g
441,878
332,630 4.500%,  10/20/2025
g
356,796
FedEx Corporation
146,000 2.400%,  5/15/2031 144,678
Greenbrier Companies, Inc.,
Convertible
117,000 2.875%,  4/15/2028
g
127,237
Hawaiian Brand Intellectual
Property, Ltd.
420,000 5.750%,  1/20/2026
g
443,625
J.B. Hunt Transport Services, Inc.
160,000 3.300%,  8/15/2022 165,038
JetBlue Airways Corporation,
Convertible
147,000 0.500%,  4/1/2026
g
160,598
Meritor, Inc., Convertible
199,000 3.250%,  10/15/2037 222,507
Mileage Plus Holdings, LLC
620,000 6.500%,  6/20/2027
g
680,450
Penske Truck Leasing Company,
LP
135,000 1.200%,  11/15/2025
g
133,648
148,000 1.700%,  6/15/2026
g
148,831
Southwest Airlines Company
147,000 5.125%,  6/15/2027 171,938
147,000 2.625%,  2/10/2030 148,188
Southwest Airlines Company,
Convertible
136,000 1.250%,  5/1/2025 236,130
Union Pacific Corporation
189,000 3.750%,  7/15/2025 210,139
147,000 2.150%,  2/5/2027 152,679
United Airlines Pass Through Trust
160,000 3.700%,  12/1/2022 162,140
XPO Logistics, Inc.
230,000 6.125%,  9/1/2023
g
233,048

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.3%) Value
Transportation (0.9%) - continued
$ 375,000 6.750%,  8/15/2024
g
$ 391,875
135,000 6.250%,  5/1/2025
g
144,612
Total 7,358,613
Utilities (1.3%)
AES Corporation
88,000 3.950%,  7/15/2030
g
94,670
Ameren Corporation
148,000 1.750%,  3/15/2028 144,989
American Electric Power
Company, Inc.
147,000 2.300%,  3/1/2030 144,924
Berkshire Hathaway Energy
Company
207,000 4.050%,  4/15/2025 230,625
Calpine Corporation
560,000 4.500%,  2/15/2028
g
565,992
CenterPoint Energy Houston
Electric, LLC
148,000 2.350%,  4/1/2031 149,546
CenterPoint Energy, Inc.
120,000 2.500%,  9/1/2022 123,065
127,000 2.500%,  9/1/2024 133,396
Dominion Energy, Inc.
126,000 3.071%,  8/15/2024 134,347
275,000 4.650%,  12/15/2024
b,i
292,537
148,000 3.375%,  4/1/2030 159,410
DTE Energy Company
147,000 3.800%,  3/15/2027 162,433
Duke Energy Corporation
82,000 4.875%,  9/16/2024
b,i
86,945
296,000 3.150%,  8/15/2027 319,090
147,000 2.450%,  6/1/2030 146,494
Edison International
176,000 4.950%,  4/15/2025 197,086
Entergy Corporation
136,000 0.900%,  9/15/2025 133,586
148,000 1.900%,  6/15/2028 145,638
Evergy , Inc.
127,000 2.450%,  9/15/2024 133,206
Exelon Corporation
147,000 4.050%,  4/15/2030 165,182
FirstEnergy Corporation
184,000 2.850%,  7/15/2022 187,680
Georgia Power Company
133,000 2.100%,  7/30/2023 137,487
NextEra Energy Capital Holdings,
Inc.
147,000 2.250%,  6/1/2030 145,382
NextEra Energy Operating
Partners, LP
530,000 3.875%,  10/15/2026
g
554,330
NiSource, Inc.
164,000 5.650%,  6/15/2023
b,i
171,380
148,000 2.950%,  9/1/2029 153,796
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
g
137,946
595,000 3.375%,  2/15/2029
g
582,356
Pacific Gas and Electric Company
221,000 3.750%,  2/15/2024 234,907
221,000 2.100%,  8/1/2027 215,443
Principal
Amount Long-Term Fixed Income (58.3%) Value
Utilities (1.3%) - continued
PG&E Corporation
$ 275,000 5.000%,  7/1/2028 $ 288,062
220,000 5.250%,  7/1/2030 234,850
PPL Capital Funding, Inc.
152,000 3.950%,  3/15/2024 164,196
148,000 4.125%,  4/15/2030 167,777
Public Service Enterprise Group,
Inc.
147,000 1.600%,  8/15/2030 136,552
Sempra Energy
156,000 4.875%,  10/15/2025
b,i
170,655
221,000 3.400%,  2/1/2028 239,590
Southern Company
285,000 4.000%,  1/15/2051
b
304,237
Suburban Propane Partners, LP
535,000 5.875%,  3/1/2027 557,069
Talen Energy Supply, LLC
435,000 7.625%,  6/1/2028
g
450,899
TerraForm Power Operating, LLC
545,000 5.000%,  1/31/2028
g
584,513
TransCanada Trust
342,000 5.875%,  8/15/2076
b
379,620
Vistra Operations Company, LLC
570,000 5.000%,  7/31/2027
g
590,537
Xcel Energy, Inc.
147,000 4.000%,  6/15/2028 164,740
Total 10,617,165
Total Long-Term Fixed Income
(cost $470,043,403) 477,805,720
Shares
Registered Investment
Companies ( 17.4% ) Value
Unaffiliated  (2.6%)
30,194 Aberdeen Asia-Pacific Income
Fund, Inc. 128,626
8,100 AllianceBernstein Global High
Income Fund, Inc. 97,119
16,363 BlackRock Core Bond Trust 260,335
12,051 BlackRock Corporate High Yield
Fund, Inc. 144,612
11,732 BlackRock Credit Allocation
Income Trust 173,634
11,921 BlackRock Enhanced Equity
Dividend Trust 118,376
9,339 BlackRock Enhanced Global
Dividend Trust 112,628
10,467 BlackRock Multi-Sector Income
Trust 194,163
6,800 Brookfield Real Assets Income
Fund, Inc. 150,416
1,650 Cohen & Steers Quality Income
Realty Fund, Inc. 25,080
9,516 Eaton Vance Limited Duration
Income Fund 121,995
8,373 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 80,548
12,894 Invesco Dynamic Credit
Opportunities Fund 148,023
178,055 Invesco Senior Loan ETF 3,943,918
24,700 iShares S&P U.S. Preferred Stock
Index Fund 955,890

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (17.4%) Value
Unaffiliated  (2.6%)- continued
5,423 Liberty All-Star Equity Fund $ 44,523
13,575 Nuveen Credit Strategies Income
Fund 90,138
9,319 PGIM Global High Yield Fund, Inc. 140,624
9,354 PGIM High Yield Bond Fund, Inc. 149,290
4,094 Pimco Dynamic Credit And
Mortgage Income Fund 94,162
11,215 Royce Micro-Cap Trust, Inc. 133,234
11,714 Royce Value Trust, Inc. 221,278
63,425 SPDR Bloomberg Barclays High
Yield Bond ETF
l
6,926,644
128,389 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 3,524,278
2,335 Tri-Continental Corporation 78,853
25,400 Vanguard Intermediate-Term
Corporate Bond ETF 2,383,028
35,067 Virtus Dividend, Interst & Premium
Strategy Fund 510,225
24,389 Voya Global Equity Dividend &
Premium Opportunity Fund 143,407
16,379 Wells Fargo Income Opportunities
Fund 141,515
24,783 Western Asset High Income
Opportunity Fund, Inc. 127,632
Total 21,364,194
Affiliated  (14.8%)
12,335,028 Thrivent Core Emerging Markets
Debt Fund 121,500,023
Total 121,500,023
Total Registered Investment
Companies (cost $139,270,809) 142,864,217
Shares Common Stock ( 1.1% ) Value
Communications Services (0.1%)
564 Charter Communications, Inc.
m
379,826
3,696 Twitter, Inc.
m
204,093
4,895 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,m
69,754
Total 653,673
Consumer Discretionary (0.1%)
5,223 Bloomin ' Brands, Inc.
m
165,047
76 Booking Holdings, Inc.
m
187,422
1,571 Dick's Sporting Goods, Inc. 129,733
669 Expedia Group, Inc.
m
117,898
11,220 Under Armour , Inc., Class C
m
223,390
Total 823,490
Consumer Staples (<0.1%)
3,813 Bunge, Ltd. 321,894
Total 321,894
Energy (0.1%)
445 Cheniere Energy, Inc.
m
34,496
1,900 Enbridge, Inc. 73,283
4,500 Kinder Morgan, Inc. 76,725
165,185 McDermott International, Inc.
m
74,333
3,500 MPLX, LP 94,465
1,890 PDC Energy, Inc.
m
69,004
Shares Common Stock (1.1%) Value
Energy (0.1%) - continued
719 Pioneer Natural Resources
Company $ 110,604
2,000 TC Energy Corporation 98,940
129 Vantage Drilling International
m
258
2,700 Williams Companies, Inc. 65,772
Total 697,880
Financials (0.1%)
3,945 Bank of America Corporation 159,891
7,300 BlackRock TCP Capital
Corporation 106,726
2,507 Blackstone Mortgage Trust, Inc. 81,452
2,900 FS KKR Capital Corporation 60,291
6,500 FS KKR Capital Corporation II 133,055
8,165 Golub Capital BDC, Inc. 127,864
3,016 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 158,038
4,296 KKR & Company, Inc. 243,068
3,849 Sixth Street Specialty Lending, Inc. 85,756
2,104 Starwood Property Trust, Inc. 54,325
3,098 Wells Fargo & Company 139,565
Total 1,350,031
Health Care (0.1%)
925 Anthem, Inc. 350,936
1,910 Danaher Corporation 485,025
Total 835,961
Industrials (0.2%)
3,060 Chart Industries, Inc.
m
491,528
2,148 Fortive Corporation 152,121
644 FTI Consulting, Inc.
m
89,420
3,145 JetBlue Airways Corporation
m
64,032
2,893 Meritor, Inc.
m
78,198
1,472 Patrick Industries, Inc. 131,891
2,946 Southwest Airlines Company
m
184,950
881 Stanley Black & Decker, Inc. 182,164
Total 1,374,304
Information Technology (0.4%)
1,081 Broadcom, Ltd. 493,152
2,335 II-VI, Inc.
m
156,772
681 InterDigital , Inc. 47,275
3,675 Microchip Technology, Inc. 552,316
4,639 Micron Technology, Inc.
m
399,279
884 Motorola Solutions, Inc. 166,457
8,329 Nuance Communications, Inc.
m
442,853
6,578 ON Semiconductor Corporation
m
256,542
15,566 Sabre Corporation
m
233,179
104 ServiceNow , Inc.
m
52,662
2,215 Teradyne, Inc. 277,052
778 Western Digital Corporation
m
54,950
Total 3,132,489
Utilities (<0.1%)
1,055 Essential Utilities, Inc. 49,722
Total 49,722
Total Common Stock
(cost $9,373,065) 9,239,444

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
8,734,329 Thrivent Cash Management Trust $ 8,734,329
Total Collateral Held for
Securities Loaned
(cost $8,734,329) 8,734,329
Shares Preferred Stock ( 0.9% ) Value
Communications Services (0.1%)
19,300 AT&T, Inc., 4.750%
i
490,799
463 ViacomCBS , Inc., Convertible,
5.750%
m
33,586
Total 524,385
Consumer Staples (<0.1%)
3,000 CHS, Inc., 7.100%
b,i
82,620
Total 82,620
Energy (<0.1%)
21,025 Crestwood Equity Partners, LP,
9.250%
i
190,066
2,800 Energy Transfer, LP, 7.600%
b,i
67,984
5,255 Nustar Logistics, LP, 6.918%
b
127,066
Total 385,116
Financials (0.6%)
4,025 Aegon Funding Corporation II,
5.100% 105,495
7,320 Agribank FCB, 6.875%
b,i
794,220
12,700 Allstate Corporation, 5.100%
i
346,837
7,500 Bank of America Corporation,
5.000%
i
204,450
3,625 Bank of America Corporation,
5.375%
i
100,521
8,275 Capital One Financial Corporation,
5.000%
i
215,150
5,700 Cobank ACB, 6.250%
b,i
609,900
8,875 Equitable Holdings, Inc., 5.250%
i
231,460
265 First Horizon Bank, 3.750%
b,g,i
220,225
6,308 GMAC Capital Trust I, 5.983%
b
161,737
5,500 J.P. Morgan Chase & Company,
4.750%
i
144,210
6,025 J.P. Morgan Chase & Company,
5.750%
i
163,760
6,075 Legg Mason, Inc., 5.450% 154,487
10,500 Morgan Stanley, 5.850%
b,i
300,300
13,100 Morgan Stanley, 7.125%
b,i,l
377,149
1,400 Synovus Financial Corporation,
5.875%
b,i
37,352
9,150 Truist Financial Corporation,
4.750%
i
242,658
479 Wells Fargo & Company,
Convertible, 7.500%
i
686,800
Total 5,096,711
Industrials (0.1%)
91 Fortive Corporation, Convertible,
5.000% 90,409
2,737 Stanley Black & Decker, Inc.,
Convertible, 5.250% 333,941
Total 424,350
Real Estate (<0.1%)
11,475 Public Storage, 4.125%
i
299,268
2,450 Public Storage, 4.625%
i
65,635
Shares Preferred Stock (0.9%) Value
Real Estate (<0.1%) - continued
625 Public Storage, 4.700%
i
$ 17,119
950 Public Storage, 4.875%
i
26,182
Total 408,204
Utilities (0.1%)
3,075 AES Corporation, Convertible,
6.875%
m
335,144
1,596 American Electric Power
Company, Inc., Convertible 81,684
12,000 Southern Company, 4.950% 318,720
Total 735,548
Total Preferred Stock
(cost $7,323,428) 7,656,934
Shares or
Principal
Amount Short-Term Investments ( 15.5% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.010%, 6/21/2021
n,o
300,000
100,000 0.015%, 6/30/2021
n,o
100,000
Thrivent Core Short-Term Reserve
Fund
12,623,346 0.180% 126,233,461
U.S. Treasury Bills
500,000 0.048%, 8/26/2021
n,p
499,972
Total Short-Term Investments
(cost $127,113,672) 127,133,433
Total Investments (cost
$929,444,417) 114.8% $941,497,112
Other Assets and Liabilities, Net
(14.8%) (121,029,402)
Total Net Assets 100.0% $820,467,710
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $171,091,778 or 20.9%
of total net assets.

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2021.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l All or a portion of the security is on loan.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At April 30, 2021, $59,997 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of April 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 3,449,408
Common Stock 5,056,020
Total lending $8,505,428
Gross amount payable upon return of
collateral for securities loaned $8,734,329
Net amounts due to counterparty
$228,901
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 15,688,624
Gross unrealized depreciation (4,021,057)
Net unrealized appreciation (depreciation) $ 11,667,567
Cost for federal income tax purposes $ 930,191,139

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 12,645,953 – 12,645,953 –
Capital Goods 18,884,115 – 17,758,719 1,125,396
Communications Services 33,705,598 – 33,705,598 –
Consumer Cyclical 25,610,272 – 25,610,272 –
Consumer Non-Cyclical 28,381,040 – 27,640,115 740,925
Energy 1,126,408 – 1,126,408 –
Financials 11,880,492 – 10,300,644 1,579,848
Technology 18,766,128 – 18,766,128 –
Transportation 8,761,807 – 8,761,807 –
Utilities 8,301,222 – 8,301,222 –
Long-Term Fixed Income
Asset-Backed Securities 34,004,404 – 34,004,404 –
Basic Materials 11,878,248 – 11,878,248 –
Capital Goods 18,510,545 – 18,510,545 –
Collateralized Mortgage Obligations 48,927,217 – 48,927,217 –
Commercial Mortgage-Backed Securities 1,108,261 – 1,108,261 –
Communications Services 30,727,649 – 30,727,649 –
Consumer Cyclical 37,161,684 – 37,161,684 –
Consumer Non-Cyclical 36,890,951 – 36,890,951 –
Energy 30,802,201 – 30,802,201 –
Financials 66,222,210 – 66,222,210 –
Foreign Government 166,078 – 166,078 –
Mortgage-Backed Securities 127,336,866 – 127,336,866 –
Technology 16,093,628 – 16,093,628 –
Transportation 7,358,613 – 7,358,613 –
Utilities 10,617,165 – 10,617,165 –
Registered Investment Companies
Unaffiliated 21,364,194 21,364,194 – –
Common Stock
Communications Services 653,673 583,919 – 69,754
Consumer Discretionary 823,490 823,490 – –
Consumer Staples 321,894 321,894 – –
Energy 697,880 697,880 – –
Financials 1,350,031 1,350,031 – –
Health Care 835,961 835,961 – –
Industrials 1,374,304 1,374,304 – –
Information Technology 3,132,489 3,132,489 – –
Utilities 49,722 49,722 – –
Preferred Stock
Communications Services 524,385 524,385 – –
Consumer Staples 82,620 82,620 – –
Energy 385,116 385,116 – –
Financials 5,096,711 3,472,366 1,624,345 –
Industrials 424,350 424,350 – –
Real Estate 408,204 408,204 – –
Utilities 735,548 735,548 – –
Short-Term Investments 899,972 – 899,972 –
Subtotal Investments in Securities $685,029,299 $36,566,473 $644,946,903 $3,515,923
Other Investments  * Total
Affiliated Registered Investment Companies 121,500,023
Affiliated Short-Term Investments 126,233,461
Collateral Held for Securities Loaned 8,734,329
Subtotal Other Investments $256,467,813
Total Investments at Value $941,497,112
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 488,987 488,987 – –
Total Asset Derivatives $488,987 $488,987 $– $–
Liability Derivatives
Futures Contracts 127,392 127,392 – –
Total Liability Derivatives $127,392 $127,392 $– $–
The following table presents Opportunity Income Plus Fund's futures contracts held as of April 30, 2021. Investments and/or cash totaling
$400,000 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 100 June 2021 $ 22,094,838 ( $ 19,057)
CBOT 5-Yr. U.S. Treasury Note 104 June 2021 12,997,835 (108,335)
CBOT U.S. Long Bond 28 June 2021 4,372,040 30,960
CME Ultra Long Term U.S. Treasury Bond 38 June 2021 6,966,585 97,853
Total Futures Long Contracts $ 46,431,298 $ 1,421
CBOT 10-Yr. U.S. Treasury Note (100) June 2021 ( $ 13,423,116) $ 219,991
Ultra 10-Yr. U.S. Treasury Note (40) June 2021 (5,962,059) 140,183
Total Futures Short Contracts ( $ 19,385,175) $360,174
Total Futures Contracts $ 27,046,123 $361,595
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2021, for Opportunity Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 488,987
Total Interest Rate Contracts 488,987
Total Asset Derivatives $488,987
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 127,392
Total Interest Rate Contracts 127,392
Total Liability Derivatives $127,392
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2021, for
Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 2,410,511
Total Interest Rate Contracts 2,410,511
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (617,506)
Total Equity Contracts (617,506)
Total $1,793,005
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2021, for Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 41,517
Total Interest Rate Contracts 41,517
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (72,479)
Total Equity Contracts (72,479)
Total ($30,962)
The following table presents Opportunity Income Plus Fund's average volume of derivative activity during the period ended April 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Short ($1,989,601)
Interest Rate Contracts
Futures - Long 38,476,714
Futures - Short (31,350,081)

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $116,538 $5,122 $500 $121,500 12,335 14.8%
Total Affiliated Registered Investment
Companies 116,538 121,500 14.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 116,110 332,490 322,367 126,233 12,623 15.4
Total Affiliated Short-Term Investments 116,110 126,233 15.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,843 103,776 96,885 8,734 8,734 1.1
Total Collateral Held for Securities Loaned 1,843 8,734 1.1
Total Value $234,491 $256,467
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(22) $362 $– $2,621
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% (9) 9 – 131
Total Income/Non Income Cash from Affiliated Investments $2,752
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 16
Total Affiliated Income from Securities Loaned, Net $16
Total $(31) $371 $0

Small Cap Growth Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.4% ) Value
Consumer Discretionary (10.5%)
15,529 Bally's Corporation
a
$ 900,061
14,449 Choice Hotels International, Inc.
a
1,644,296
49,193 Cooper-Standard Holdings, Inc.
a
1,428,565
89,807 Duluth Holdings, Inc.
a
1,389,314
8,884 Five Below, Inc.
a
1,788,083
3,561 Lithia Motors, Inc. 1,368,777
12,568 Ollie's Bargain Outlet Holdings,
Inc.
a
1,159,649
8,346 Papa John's International, Inc. 807,225
20,309 Planet Fitness, Inc.
a
1,705,753
37,977 Skyline Corporation
a
1,687,318
15,212 Wingstop , Inc. 2,409,733
Total 16,288,774
Consumer Staples (3.5%)
97,864 e.l.f . Beauty, Inc.
a
2,960,386
50,389 Turning Point Brands, Inc. 2,459,991
Total 5,420,377
Energy (0.2%)
43,901 Nine Energy Service, Inc.
a
86,485
23,986 Talos Energy, Inc.
a
268,403
Total 354,888
Financials (7.1%)
21,373 Ameris Bancorp 1,156,066
164,719 Everi Holdings, Inc.
a
2,912,232
14,405 Hamilton Lane, Inc. 1,302,932
7,386 Kinsale Capital Group, Inc. 1,285,238
23,207 Seacoast Banking Corporation of
Florida
a
843,574
10,212 TMX Group, Ltd. 1,125,343
23,078 Western Alliance Bancorp 2,424,806
Total 11,050,191
Health Care (22.4%)
42,792 ACADIA Pharmaceuticals, Inc.
a
879,803
25,346 Adaptive Biotechnologies
Corporation
a
1,054,394
155,273 Ardelyx , Inc.
a
1,135,046
6,718 Arena Pharmaceuticals, Inc.
a
461,056
3,242 Argenx SE ADR
a
929,514
7,256 Ascendis Pharma AS ADR
a
1,051,902
32,216 Axonics Modulation Technologies,
Inc.
a
2,027,353
12,354 Biohaven Pharmaceutical Holding
Company, Ltd.
a
927,785
3,900 Bio- Techne Corporation 1,667,211
4,870 Global Blood Therapeutics, Inc.
a
198,599
12,153 Guardant Health, Inc.
a
1,932,084
20,512 Immunocore Holdings plc ADR
a
827,864
12,248 Inspire Medical Systems, Inc.
a
2,900,571
19,112 LHC Group, Inc.
a
3,980,456
21,488 Natera , Inc.
a
2,364,110
13,479 Nevro Corporation
a
2,329,306
3,433 Olink Holding AB ADR
a
120,842
22,325 Phreesia , Inc.
a
1,155,319
31,007 Pulmonx Corporation
a
1,457,639
9,251 Repligen Corporation
a
1,958,529
36,636 Silk Road Medical, Inc.
a
2,239,925
24,070 Tactile Systems Technology, Inc.
a
1,379,211
23,366 Travere Therapeutics, Inc.
a
577,608
24,237 Vor BioPharma , Inc.
a
682,999
Shares Common Stock (98.4%) Value
Health Care (22.4%) - continued
16,446 Zymeworks , Inc.
a
$ 534,824
Total 34,773,950
Industrials (20.4%)
40,481 Altra Industrial Motion Corporation 2,388,784
20,939 ASGN, Inc.
a
2,202,364
16,052 Chart Industries, Inc.
a
2,578,433
14,721 Forward Air Corporation 1,299,717
12,850 Lincoln Electric Holdings, Inc. 1,645,442
20,661 Mercury Systems, Inc.
a
1,554,534
83,043 Meritor, Inc.
a
2,244,652
17,891 Middleby Corporation
a
3,243,996
52,044 Ranpak Holdings Corporation
a
1,000,806
7,689 RBC Bearings, Inc.
a
1,533,417
17,087 Regal-Beloit Corporation 2,467,875
41,055 Rush Enterprises, Inc. 2,026,475
6,953 Saia, Inc.
a
1,630,479
13,274 Simpson Manufacturing Company,
Inc. 1,495,980
74,578 Summit Materials, Inc.
a
2,147,101
34,466 Sun Country Airlines Holdings,
Inc.
a,b
1,402,766
23,067 Willdan Group, Inc.
a
880,467
Total 31,743,288
Information Technology (29.5%)
37,632 Anaplan, Inc.
a
2,244,749
17,524 Avalara, Inc.
a
2,483,326
18,415 Bandwidth, Inc.
a
2,434,463
29,126 BigCommerce Holdings, Inc.
a
1,745,812
8,994 Blackline, Inc.
a
1,043,844
27,312 Calix, Inc.
a
1,155,024
12,820 Cognex Corporation 1,104,058
19,937 Descartes Systems Group, Inc.
a
1,277,164
18,920 Dolby Laboratories, Inc. 1,919,812
23,979 Endava plc ADR
a
2,171,059
9,204 Euronet Worldwide, Inc.
a
1,320,130
17,242 Five9, Inc.
a
3,240,979
15,621 Health Catalyst, Inc.
a,b
904,456
28,351 Lattice Semiconductor
Corporation
a
1,426,339
32,303 LivePerson , Inc.
a
1,765,359
23,940 LiveRamp Holding, Inc.
a
1,172,581
13,048 Lumentum Holdings, Inc.
a
1,109,732
60,601 Medallia , Inc.
a
1,787,124
12,413 MKS Instruments, Inc. 2,223,292
6,687 Monolithic Power Systems, Inc. 2,416,548
8,391 Nova Measuring Instruments, Ltd.
a
791,859
7,047 Novanta , Inc.
a
928,160
15,041 Q2 Holdings, Inc.
a
1,564,565
7,657 Rogers Corporation
a
1,499,547
20,913 SailPoint Technologies Holdings,
Inc.
a
1,021,182
62,231 Sierra Wireless, Inc.
a
942,800
7,822 SiTime Corporation
a
723,926
23,785 Sprout Social, Inc.
a
1,576,708
19,530 Workiva , Inc.
a
1,835,820
Total 45,830,418
Materials (1.8%)
13,351 Innospec , Inc. 1,300,521

Small Cap Growth Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.4%) Value
Materials (1.8%) - continued
6,243 Quaker Chemical Corporation $ 1,512,991
Total 2,813,512
Real Estate (3.0%)
69,688 Cushman and Wakefield plc
a
1,184,696
9,901 FirstService Corporation 1,606,437
14,704 NexPoint Residential Trust, Inc. 737,553
20,070 Rexford Industrial Realty, Inc. 1,114,888
Total 4,643,574
Total Common Stock
(cost $137,411,459) 152,918,972
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
1,400,325 Thrivent Cash Management Trust 1,400,325
Total Collateral Held for
Securities Loaned
(cost $1,400,325) 1,400,325
Shares
Registered Investment
Companies ( 0.3% ) Value
Unaffiliated  (0.3%)
5,752 SPDR S&P Oil & Gas Exploration
ETF 461,310
Total 461,310
Total Registered Investment
Companies (cost $466,299) 461,310
Shares Short-Term Investments ( 1.2% ) Value
Thrivent Core Short-Term Reserve
Fund
184,583 0.180% 1,845,830
Total Short-Term Investments
(cost $1,845,830) 1,845,830
Total Investments (cost
$141,123,913) 100.8% $156,626,437
Other Assets and Liabilities, Net
(0.8%) (1,277,662)
Total Net Assets 100.0% $155,348,775
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of April 30, 2021:
Securities Lending Transactions
Common Stock $ 1,335,710
Total lending $1,335,710
Gross amount payable upon return of
collateral for securities loaned $1,400,325
Net amounts due to counterparty
$64,615
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $16,674,833
Gross unrealized depreciation (1,201,379)
Net unrealized appreciation (depreciation) $15,473,454
Cost for federal income tax purposes $141,152,983

Small Cap Growth Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 16,288,774 16,288,774 – –
Consumer Staples 5,420,377 5,420,377 – –
Energy 354,888 354,888 – –
Financials 11,050,191 9,924,848 1,125,343 –
Health Care 34,773,950 34,773,950 – –
Industrials 31,743,288 31,743,288 – –
Information Technology 45,830,418 45,830,418 – –
Materials 2,813,512 2,813,512 – –
Real Estate 4,643,574 4,643,574 – –
Registered Investment Companies
Unaffiliated 461,310 461,310 – –
Subtotal Investments in Securities $153,380,282 $152,254,939 $1,125,343 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,845,830
Collateral Held for Securities Loaned 1,400,325
Subtotal Other Investments $3,246,155
Total Investments at Value $156,626,437
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $319 $23,524 $21,997 $1,846 185 1.2%
Total Affiliated Short-Term Investments 319 1,846 1.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   685 7,083 6,368 1,400 1,400 0.9
Total Collateral Held for Securities Loaned 685 1,400 0.9
Total Value $1,004 $3,246
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $1 $(1) $– $1
Total Income/Non Income Cash from Affiliated Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 2
Total Affiliated Income from Securities Loaned, Net $2
Total $1 $(1) $ 0

Small Cap Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.2% ) Value
Communications Services (1.4%)
820,532 QuinStreet, Inc.
a
$ 16,632,184
Total 16,632,184
Consumer Discretionary (10.2%)
274,886 Cedar Fair, LP
a
13,565,624
417,940 Cooper-Standard Holdings, Inc.
a
12,136,978
148,916 Crocs, Inc.
a
14,909,470
371,620 Leggett & Platt, Inc. 18,458,365
251,962 Miller Industries, Inc. 10,839,405
93,772 Sleep Number Corporation
a
10,492,149
355,562 Stoneridge, Inc.
a
11,822,437
129,396 Texas Roadhouse, Inc.
a
13,847,960
255,189 Zumiez, Inc.
a
10,965,471
Total 117,037,859
Consumer Staples (3.6%)
83,099 John B. Sanfilippo & Son, Inc. 7,304,402
1,065,608 Primo Water Corporation 17,838,278
335,799 Turning Point Brands, Inc. 16,393,707
Total 41,536,387
Energy (2.0%)
306,472 Devon Energy Corporation 7,165,315
588,671 Helmerich & Payne, Inc. 15,087,638
396,519 Nine Energy Service, Inc.
a
781,143
Total 23,034,096
Financials (22.4%)
338,547 Air Lease Corporation 15,813,531
301,595 Assured Guaranty, Ltd. 15,336,106
287,750 Bank of N.T. Butterfield & Son, Ltd. 11,285,555
642,052 Bridgewater Bancshares, Inc.
a
10,857,099
439,411 Columbia Banking System, Inc. 19,127,561
293,693 Enterprise Financial Services
Corporation 14,429,137
131,378 Evercore, Inc. 18,409,999
855,459 Everi Holdings, Inc.
a
15,124,515
164,335 Glacier Bancorp, Inc. 9,687,548
460,287 Heartland Financial USA, Inc. 23,138,628
247,511 James River Group Holdings, Ltd. 11,660,243
107,816 Primerica, Inc. 17,225,762
386,290 Seacoast Banking Corporation of
Florida
a
14,041,642
69,433 Selective Insurance Group, Inc. 5,286,629
287,305 Synovus Financial Corporation 13,463,112
211,527 Triumph Bancorp, Inc.
a
18,747,638
227,289 Western Alliance Bancorp 23,881,255
Total 257,515,960
Health Care (10.5%)
187,541 AMN Healthcare Services, Inc.
a
14,872,001
282,646 Ardelyx, Inc.
a
2,066,142
97,991 Biohaven Pharmaceutical Holding
Company, Ltd.
a
7,359,124
247,328 Halozyme Therapeutics, Inc.
a
12,354,034
158,505 InMode, Ltd.
a
13,683,737
758,675 Lantheus Holdings, Inc.
a
17,980,597
48,836 LHC Group, Inc.
a
10,171,074
237,085 Syneos Health, Inc.
a
20,116,662
226,289 Tactile Systems Technology, Inc.
a
12,966,360
Shares Common Stock (98.2%) Value
Health Care (10.5%) - continued
859,521 Viemed Healthcare, Inc.
a
$ 8,646,781
Total 120,216,512
Industrials (20.1%)
230,893 Altra Industrial Motion Corporation 13,624,996
142,376 ASGN, Inc.
a
14,975,108
564,930 Badger Daylighting, Ltd. 19,110,596
130,282 Crane Company 12,254,325
134,690 Curtiss-Wright Corporation 17,226,851
78,410 Encore Wire Corporation 5,855,659
168,667 Forward Air Corporation 14,891,609
205,195 Helios Technologies, Inc. 14,831,495
120,283 Lincoln Electric Holdings, Inc. 15,402,238
200,217 Manpower, Inc. 24,204,233
563,163 Meritor, Inc.
a
15,222,296
80,248 Middleby Corporation
a
14,550,567
335,656 NAPCO Security Technologies,
Inc.
a
11,180,701
470,879 Raven Industries, Inc. 19,127,105
199,390 WESCO International, Inc.
a
18,288,051
Total 230,745,830
Information Technology (12.7%)
93,660 Advanced Energy Industries, Inc. 10,331,635
280,566 Agilysys, Inc.
a
14,143,332
190,340 Axcelis Technologies, Inc.
a
7,904,820
171,554 BigCommerce Holdings, Inc.
a
10,282,947
167,070 Ciena Corporation
a
8,432,023
189,665 Computer Services, Inc. 11,569,565
112,504 Dolby Laboratories, Inc. 11,415,781
42,928 Littelfuse, Inc. 11,386,223
301,989 National Instruments Corporation 12,505,364
191,523 Nuance Communications, Inc.
a
10,183,278
1,685,319 TTM Technologies, Inc.
a,b
25,279,785
134,258 Workiva, Inc.
a
12,620,252
Total 146,055,005
Materials (6.6%)
416,574 Carpenter Technology Corporation 15,775,657
808,891 Element Solutions, Inc. 17,698,535
1,659,217 Ivanhoe Mines, Ltd.
a
11,703,544
216,589 UFP Technologies, Inc.
a
10,842,445
106,605 United States Lime & Minerals, Inc. 14,730,679
67,643 W. R. Grace & Company 4,649,104
Total 75,399,964
Real Estate (6.6%)
69,495 Agree Realty Corporation 4,889,668
342,340 American Campus Communities,
Inc. 15,477,191
138,470 Colliers International Group, Inc. 14,938,144
131,049 Healthcare Realty Trust, Inc. 4,214,536
565,231 Independence Realty Trust, Inc. 9,518,490
159,673 National Storage Affiliates Trust 7,255,541
159,285 Rayonier, Inc. REIT 5,778,860
1,072,956 Sunstone Hotel Investors, Inc.
a
14,120,101
Total 76,192,531
Utilities (2.1%)
86,544 NorthWestern Corporation 5,887,588
178,986 Portland General Electric
Company 9,103,228

Small Cap Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.2%) Value
Utilities (2.1%) - continued
118,862 Spire, Inc. $ 8,955,063
Total 23,945,879
Total Common Stock
(cost $782,352,573) 1,128,312,207
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
2,170,000 Thrivent Cash Management Trust 2,170,000
Total Collateral Held for
Securities Loaned
(cost $2,170,000) 2,170,000
Shares Short-Term Investments ( 1.6% ) Value
Thrivent Core Short-Term Reserve
Fund
1,897,761 0.180% 18,977,611
Total Short-Term Investments
(cost $18,975,015) 18,977,611
Total Investments (cost
$803,497,588) 100.0% $1,149,459,818
Other Assets and Liabilities, Net
(<0.1%) (185,354)
Total Net Assets 100.0% $1,149,274,464
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of April 30, 2021:
Securities Lending Transactions
Common Stock $ 2,100,000
Total lending $2,100,000
Gross amount payable upon return of
collateral for securities loaned $2,170,000
Net amounts due to counterparty
$70,000
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $353,782,119
Gross unrealized depreciation (10,074,541)
Net unrealized appreciation (depreciation) $343,707,578
Cost for federal income tax purposes $805,752,240

Small Cap Stock Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 16,632,184 16,632,184 – –
Consumer Discretionary 117,037,859 117,037,859 – –
Consumer Staples 41,536,387 41,536,387 – –
Energy 23,034,096 23,034,096 – –
Financials 257,515,960 257,515,960 – –
Health Care 120,216,512 120,216,512 – –
Industrials 230,745,830 211,635,234 19,110,596 –
Information Technology 146,055,005 146,055,005 – –
Materials 75,399,964 63,696,420 11,703,544 –
Real Estate 76,192,531 76,192,531 – –
Utilities 23,945,879 23,945,879 – –
Subtotal Investments in Securities $1,128,312,207 $1,097,498,067 $30,814,140 $–
Other Investments  * Total
Affiliated Short-Term Investments 18,977,611
Collateral Held for Securities Loaned 2,170,000
Subtotal Other Investments $21,147,611
Total Investments at Value $1,149,459,818
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $8,123 $214,253 $203,398 $18,978 1,898 1.6%
Total Affiliated Short-Term Investments 8,123 18,978 1.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,298 137,320 143,448 2,170 2,170 0.2
Total Collateral Held for Securities Loaned 8,298 2,170 0.2
Total Value $16,421 $21,148
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– $– $22
Total Income/Non Income Cash from Affiliated Investments $22
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 11
Total Affiliated Income from Securities Loaned, Net $11
Total $– $– $0

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2021 (unaudited)
Aggressive
Allocation Fund
Balanced Income
Plus Fund Global Stock Fund
Assets
Investments in unaffiliated securities at cost $706,318,213 $282,976,310 $1,301,168,225
Investments in affiliated securities at cost $721,502,858 $113,163,674 $279,881,910
Investments in unaffiliated securities at value
(#)
$967,923,235 $337,276,365 $1,848,811,155
Investments in affiliated securities at value 1,020,685,432 116,821,880 294,409,564
Cash 32,402
(a)
— 77,861
(c)
Initial margin deposit on open future contracts 148,500 — 108,000
Dividends and interest receivable 620,786 930,191 4,148,848
Prepaid expenses 25,784 21,304 24,651
Prepaid trustee fees 4,475 1,418 7,340
Receivable for:
Investments sold 1,661,269 2,996,753 495,519
Investments sold on a delayed-delivery basis 5,328,055 13,559,044 —
Fund shares sold 1,225,250 745,517 245,728
Expense reimbursements 320,570 — —
Variation margin on open future contracts 4,493,300 171,634 3,161,875
Total Assets 2,002,469,058 472,524,106 2,151,490,541
Liabilities
Distributions payable — — —
Accrued expenses 106,248 46,171 109,349
Cash overdraft — 155,862
(b)
—
Payable for:
Investments purchased 2,628,271 914,944 1,662,018
Investments purchased on a delayed-delivery basis 26,712,991 55,777,363 —
Return of collateral for securities loaned 8,989,046 1,648,485 36,297,405
Foreign capital gain tax liability — — —
Fund shares redeemed 624,714 249,913 598,573
Variation margin on open future contracts 4,450,143 87,835 4,443,258
Variation margin on open swap contracts — — —
Investment advisory fees 1,157,750 184,136 949,952
Administrative fees 26,906 5,692 29,218
Distribution fees 243,361 55,567 350,248
Transfer agent fees 142,485 27,760 117,174
Trustee deferred compensation 33,590 48,288 320,051
Expense reimbursements — — —
Open options written, at value 11,192
(e)
— —
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 19,285 33,680 —
Total Liabilities 45,145,982 59,235,696 44,877,246
Net Assets
Capital stock (beneficial interest) 1,298,325,489 340,328,881 1,395,872,227
Distributable earnings/(accumulated loss) 658,997,587 72,959,529 710,741,068
Total Net Assets $1,957,323,076 $413,288,410 $2,106,613,295
Class A Share Capital $1,197,977,230 $272,376,285 $1,715,080,304
Shares of beneficial interest outstanding (Class A) 62,089,925 18,481,546 56,945,775
Net asset value per share $19.29 $14.74 $30.12
Maximum public offering price $20.20 $15.43 $31.54
Class S Share Capital $759,345,846 $140,912,125 $391,532,991
Shares of beneficial interest outstanding (Class S) 38,929,962 9,584,638 12,844,985
Net asset value per share $19.51 $14.70 $30.48
(#)
Includes securities on loan of 8,777,762 1,525,509 34,593,144
(a) Includes foreign currency holdings of $558 (cost $514).
(b) Includes foreign currency holdings of $14,364 (cost $13,629).
(c) Includes foreign currency holdings of $77,861 (cost $77,914).
(d) Includes foreign currency holdings of $447,790 (cost $445,868).
(e) Open options written, cost -$11,367.
(f)
^
Open options written, cost -$17,051.
Contingent liabilities accrual. Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$104,704,838 $21,094,240 $756,899,263 $1,013,664,389 $752,795,664 $1,029,652,344 $1,000,157,665
$36,054,207 $— $39,579,493 $54,466,560 $79,892,520 $36,300,280 $54,471,173
$105,786,983 $22,436,560 $789,289,280 $1,063,684,150 $884,231,686 $1,949,867,653 $1,542,282,959
36,060,782 — 39,601,273 54,537,137 79,959,496 36,321,885 54,494,001
23,842 78,885 — 475 458,502
(d)
— —
— — — — — — —
252,337 251,633 10,823,039 9,648,759 4,430,568 360,532 1,839,752
23,492 14,668 28,375 35,150 26,114 32,293 28,292
989 989 2,926 4,061 3,299 6,705 5,418
— — 6,336,432 8,459,279 911,015 — —
11,769,222 — 1,559,299 28,396,216 — — —
81,532 50,468 649,419 1,074,934 78,730 1,403,787 1,363,478
748 15,094 — — 5,398 — —
5,500 — — 6,500 19,229 — —
154,005,427 22,848,297 848,290,043 1,165,846,661 970,124,037 1,987,992,855 1,600,013,900
173 11,457 572,833 122,551 — — —
20,127 19,613 47,669 73,681 207,562 89,122 79,159
— — 3,961 — — — —
7,655 114,145 38,448 6,593,291 82,265 — 4,525,158
47,400,605 264,560 10,722,993 17,695,672 — — —
— — 25,424,889 5,687,368 27,681,344 174,500 20,527,825
— — — — 131,244 — —
36,305 50,156 554,531 577,332 72,819 285,065 257,164
10,625 313 14,342 — 851,830 — —
— — 11,308 — — — —
34,847 8,952 253,758 310,200 512,296 1,078,916 568,062
1,481 304 11,327 15,831 13,130 27,412 21,460
386 — 84,620 69,413 28,980 87,810 55,140
2,608 913 36,122 34,000 24,409 63,641 32,100
12,357 1,253 80,662 88,520 95,993 64,900 82,330
— — — — — 71 —
16,788
(f)
— — — — — —
— — — — — — —
32,187 — — 7,828 — — —
47,576,144 471,666 37,857,463 31,275,687 29,701,872 1,871,437 26,148,398
106,298,191 21,365,704 852,826,493 1,076,296,726 785,871,586 976,688,111 965,348,060
131,092 1,010,927 (42,393,913) 58,274,248 154,550,579 1,009,433,307 608,517,442
$106,429,283 $22,376,631 $810,432,580 $1,134,570,974 $940,422,165 $1,986,121,418 $1,573,865,502
$3,755,686 $— $411,521,336 $336,548,944 $140,522,330 $429,955,026 $274,111,710
372,389 — 87,902,000 34,686,278 12,257,758 25,857,315 10,034,555
$10.09 $— $4.68 $9.70 $11.46 $16.63 $27.32
$10.30 $— $4.90 $10.16 $12.00 $17.41 $28.61
$102,673,597 $22,376,631 $398,911,244 $798,022,030 $799,899,835 $1,556,166,392 $1,299,753,792
10,178,619 2,058,442 85,164,028 82,307,688 69,422,394 81,879,747 47,223,898
$10.09 $10.87 $4.68 $9.70 $11.52 $19.01 $27.52
— — 24,571,112 5,473,703 20,532,808 172,350 19,968,849

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2021 (unaudited)
Limited Maturity
Bond Fund
Low Volatility Equity
Fund
Mid Cap Growth
Fund
Assets
Investments in unaffiliated securities at cost $1,605,327,171 $24,556,376 $12,399,846
Investments in affiliated securities at cost $199,115,928 $418,769 $535,274
Investments in unaffiliated securities at value
(#)
$1,628,529,802 $28,620,588 $15,137,667
Investments in affiliated securities at value 199,215,966 418,769 535,274
Cash 4,857 27,355
(a)
—
Initial margin deposit on open future contracts — 19,512 —
Dividends and interest receivable 5,842,512 107,891 651
Prepaid expenses 42,263 16,189 15,757
Prepaid trustee fees 5,891 989 989
Receivable for:
Investments sold 6,200,983 94,516 43,373
Investments sold on a delayed-delivery basis 14,877,844 — —
Fund shares sold 3,929,813 343 32,820
Expense reimbursements — 10,715 17,218
Variation margin on open future contracts — — —
Total Assets 1,858,649,931 29,316,867 15,783,749
Liabilities
Distributions payable 40,532 — —
Accrued expenses 121,517 23,769 20,946
Cash overdraft — — —
Payable for:
Investments purchased 1,693,352 89,852 484,404
Investments purchased on a delayed-delivery basis 191,218,634 — —
Return of collateral for securities loaned 16,565,113 117,281 —
Fund shares redeemed 1,582,765 4,098 50,288
Variation margin on open future contracts 77,003 732 —
Variation margin on open swap contracts — — —
Investment advisory fees 366,296 14,382 8,903
Administrative fees 22,812 407 202
Distribution fees 38,651 — —
Transfer agent fees 54,351 2,598 3,949
Trustee deferred compensation 76,569 1,263 473
Open options written, at value — — —
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 105,312 — —
Total Liabilities 211,962,907 254,382 569,165
Net Assets
Capital stock (beneficial interest) 1,626,837,649 25,079,380 12,103,815
Distributable earnings/(accumulated loss) 19,849,375 3,983,105 3,110,769
Total Net Assets $1,646,687,024 $29,062,485 $15,214,584
Class A Share Capital $376,024,362 $— $—
Shares of beneficial interest outstanding (Class A) 29,561,078 — —
Net asset value per share $12.72 $— $—
Maximum public offering price $12.72 $— $—
Class S Share Capital $1,270,662,662 $29,062,485 $15,214,584
Shares of beneficial interest outstanding (Class S) 99,920,625 2,229,318 959,703
Net asset value per share $12.72 $13.04 $15.85
(#)
Includes securities on loan of 16,176,566 111,511 —
(a) Includes foreign currency holdings of $27,355 (cost $27,301).
(b) Includes foreign currency holdings of $633 (cost $589).
(c) Includes foreign currency holdings of $1,506 (cost $1,404).
(d) Includes foreign currency holdings of $-12 (cost $-12).
(e) Open options written, cost -$119,355.
(f) Open options written, cost -$71,045.
(g) Open options written, cost -$62,520.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.
1 Securities held by this fund are valued on the basis of amortized cost, which approximates market value.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$1,956,242,022 $5,392,348 $1,499,199,622 $1,318,699,190 $622,587,757 $673,661,488 $1,459,825,063
$172,550,623 $270,539 $1,393,968,021 $1,649,206,094 $542,880,675 $— $—
$3,135,162,289 $7,614,965 $1,740,257,849 $1,656,293,518 $680,850,382 $673,661,488
1
$1,591,623,863
172,578,761 270,539 1,902,377,073 2,309,353,778 672,965,469 — —
— — 377,154
(b)
254,375
(c)
— 1,317,644 24,867
— — 81,000 — 106,000 — —
751,259 2,963 5,433,735 3,639,109 2,700,730 199,048 20,325,364
42,068 15,536 38,888 39,245 24,561 52,368 27,382
11,158 989 7,549 7,662 2,994 2,486 5,758
19,506,545 — 2,758,590 2,841,687 3,300,703 — —
— — 61,453,195 37,155,308 39,990,473 — —
3,632,478 77,907 2,036,250 1,505,127 435,746 3,769,154 1,049,343
— 13,291 543,137 753,723 147,252 259,007 —
— — 4,647,376 7,094,065 877,641 — —
3,331,684,558 7,996,190 3,720,011,796 4,018,937,597 1,401,401,951 679,261,195 1,613,056,577
— — — — — — 434,122
144,658 17,482 116,946 138,261 65,977 37,522 69,300
— — — — 1,585,888
(d)
— —
20,650,207 — 2,972,275 3,600,864 1,046,207 — 2,168,753
— — 285,752,065 170,717,764 160,852,015 — 1,013,113
— 89,125 12,824,080 9,460,258 4,995,286 — —
1,738,937 180,752 1,336,743 1,550,842 795,120 3,135,379 360,526
— — 3,850,195 4,378,755 489,435 — —
— — 2,189 6,568 2,635 — —
1,600,361 4,733 1,710,081 2,065,725 587,210 195,350 521,514
44,766 107 46,997 52,683 17,057 9,488 22,336
313,373 — 438,480 531,559 160,153 — 249,924
128,794 1,261 157,115 230,156 58,507 48,105 43,060
184,340 473 54,867 67,808 33,740 — 168,282
— — 117,513
(e)
69,948
(f)
61,554
(g)
— —
— — — — — — —
— — 200,990 118,014 122,649 — —
24,805,436 293,933 309,580,536 192,989,205 170,873,433 3,425,844 5,050,930
1,865,955,078 4,985,707 2,572,009,344 2,732,450,391 1,032,083,420 675,826,687 1,505,170,628
1,440,924,044 2,716,550 838,421,916 1,093,498,001 198,445,098 8,664 102,835,019
$3,306,879,122 $7,702,257 $3,410,431,260 $3,825,948,392 $1,230,528,518 $675,835,351 $1,608,005,647
$1,562,083,840 $— $2,152,200,468 $2,612,098,855 $782,543,548 $371,485,736 $1,218,689,060
46,818,623 — 134,316,632 148,631,119 57,986,413 371,472,818 104,846,020
$33.36 $— $16.02 $17.57 $13.50 $1.00 $11.62
$34.93 $— $16.77 $18.40 $14.14 $1.00 $12.17
$1,744,795,282 $7,702,257 $1,258,230,792 $1,213,849,537 $447,984,970 $304,349,615 $389,316,587
45,333,671 495,727 78,286,696 68,431,382 33,085,904 304,334,345 33,494,052
$38.49 $15.54 $16.07 $17.74 $13.54 $1.00 $11.62
— 86,618 12,437,485 9,145,963 4,876,549 — —

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2021 (unaudited)
Opportunity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Assets
Investments in unaffiliated securities at cost $675,753,022 $137,877,758 $782,352,573
Investments in affiliated securities at cost $253,691,395 $3,246,155 $21,145,015
Investments in unaffiliated securities at value
(#)
$685,029,299 $153,380,282 $1,128,312,207
Investments in affiliated securities at value 256,467,813 3,246,155 21,147,611
Cash 832,136
(a)
410
(b)
—
Dividends and interest receivable 3,626,524 1,324 39,859
Prepaid expenses 28,300 15,178 25,457
Prepaid trustee fees 2,929 989 3,766
Receivable for:
Investments sold 7,722,435 — 3,416,282
Investments sold on a delayed-delivery basis 36,160,379 — —
Fund shares sold 899,527 519,713 5,313,680
Expense reimbursements — 44,711 —
Variation margin on open future contracts 17,687 — —
Total Assets 990,787,029 157,208,762 1,158,258,862
Liabilities
Distributions payable 108,143 — —
Accrued expenses 77,404 32,777 52,167
Payable for:
Investments purchased 2,477,563 248,089 5,601,983
Investments purchased on a delayed-delivery basis 158,001,738 — —
Return of collateral for securities loaned 8,734,329 1,400,325 2,170,000
Fund shares redeemed 365,656 73,238 275,604
Variation margin on open future contracts 9,687 — —
Investment advisory fees 289,093 94,531 590,568
Administrative fees 11,413 2,009 15,336
Distribution fees 48,912 — 118,965
Transfer agent fees 30,306 7,765 57,859
Trustee deferred compensation 60,597 1,253 101,916
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 104,478 — —
Total Liabilities 170,319,319 1,859,987 8,984,398
Net Assets
Capital stock (beneficial interest) 830,228,436 137,532,552 729,149,527
Distributable earnings/(accumulated loss) (9,760,726) 17,816,223 420,124,937
Total Net Assets $820,467,710 $155,348,775 $1,149,274,464
Class A Share Capital $237,946,231 $— $588,836,914
Shares of beneficial interest outstanding (Class A) 23,426,891 — 21,792,209
Net asset value per share $10.16 $— $27.02
Maximum public offering price $10.64 $— $28.29
Class S Share Capital $582,521,479 $155,348,775 $560,437,550
Shares of beneficial interest outstanding (Class S) 57,347,136 8,056,032 16,186,907
Net asset value per share $10.16 $19.28 $34.62
(#)
Includes securities on loan of 8,505,428 1,335,710 2,100,000
(a) Includes foreign currency holdings of $-1,203 (cost $-1,203).
(b) Includes foreign currency holdings of $410 (cost $411).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2021 (unaudited)
Aggressive Allocation
Fund
Balanced Income Plus
Fund Global Stock Fund
Investment Income
Dividends $4,688,924 $1,186,747 $14,058,071
Taxable interest 379,802 2,403,319 2,369
Tax-Exempt interest — — —
Income from mortgage dollar rolls 173,399 105,700 —
Affiliated income from securities loaned, net 20,057 8,314 73,674
Income from affiliated investments 119,062 35,954 718,082
Non cash income 31,616 43,166 —
Non cash income from affiliated investments 8,093,720 1,449,576 —
Foreign tax withholding (39,996) (12,515) (901,406)
Total Investment Income 13,466,584 5,220,261 13,950,790
Expenses
Adviser fees 6,488,274 1,047,220 5,459,981
Administrative service fees 185,685 67,369 201,771
Audit and legal fees 22,060 18,824 21,848
Custody fees 50,196 48,679 111,250
Distribution expenses Class A 1,386,518 321,542 2,004,137
Insurance expenses 4,206 2,448 4,568
Pricing service fees — — —
Printing and postage expenses Class A 73,546 20,563 134,281
Printing and postage expenses Class S 77,835 11,223 10,006
SEC and state registration expenses 57,412 22,697 38,323
Transfer agent fees Class A 470,210 121,434 816,311
Transfer agent fees Class S 517,919 52,877 56,504
Trustees' fees 18,565 9,185 52,287
Other expenses 15,625 40,919 36,465
Total Expenses Before Reimbursement 9,368,051 1,784,980 8,947,732
Less:
Reimbursement from adviser (1,799,198) — —
Total Net Expenses 7,568,853 1,784,980 8,947,732
Net Investment Income/(Loss) 5,897,731 3,435,281 5,003,058
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 99,910,815 15,419,789 115,570,989
Affiliated investments 813,411 456,151 (35,982)
In-kind contributions — 4,262,679 —
Distributions of realized capital gains from
affiliated investments 18,338,620 128 1,243
Written option contracts 37,656 — —
Futures contracts (53,205,906) (402,025) 1,675,728
Foreign currency transactions 40,576 6,852 68,652
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 150,919,845 34,227,017 324,873,690
Affiliated investments 171,001,453 3,189,216 12,219,753
Written option contracts (6,254) — —
Futures contracts 41,977,830 853,370 43,878,543
Foreign currency transactions 28,862 2,105 111,737
Swap agreements — — —
Foreign capital gain tax liability — — —
Net Realized and Unrealized Gains/(Losses) 429,856,908 58,015,282 498,364,353
Net Increase/(Decrease) in Net Assets Resulting
From Operations $435,754,639 $61,450,563 $503,367,411

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$— $— $159,407 $228,471 $10,665,879 $3,754,462 $15,216,841
520,176 10,650 21,429,822 17,891,985 2,688 — —
— 353,706 — — — — —
232,798 — — 152,504 — — —
— — 19,035 2,286 38,115 3,770 8,171
30,554 — 25,913 59,406 52,700 33,652 25,060
— — — — — — —
— — — — — — —
— — — — (1,123,066) (27,995) (247,343)
783,528 364,356 21,634,177 18,334,652 9,636,316 3,763,889 15,002,729
195,069 49,816 1,558,894 1,871,271 2,926,393 5,877,024 2,997,806
43,290 36,694 104,696 130,501 109,915 183,843 148,250
16,181 15,952 18,560 19,423 30,058 21,178 20,196
2,808 1,271 8,555 8,394 404,544 8,544 8,555
2,439 — 515,211 426,764 168,341 501,120 298,287
2,005 1,907 3,159 3,567 3,186 3,964 3,634
— 13,768 — — — — —
2,981 — 34,360 28,756 23,421 27,473 19,776
6,191 4,089 24,432 26,255 9,726 42,340 21,611
19,187 10,179 33,180 60,411 24,020 69,180 44,877
3,552 — 187,890 156,519 167,555 203,745 143,765
21,808 7,331 168,454 273,878 41,434 343,648 264,625
4,756 3,531 19,274 23,993 21,406 29,005 24,604
10,830 5,852 19,970 26,517 99,115 12,048 11,417
331,097 150,390 2,696,635 3,056,249 4,029,114 7,323,112 4,007,403
(4,160) (90,610) — — (104,533) — —
326,937 59,780 2,696,635 3,056,249 3,924,581 7,323,112 4,007,403
456,591 304,576 18,937,542 15,278,403 5,711,735 (3,559,223) 10,995,326
(89,325) (73,538) 2,152,272 9,766,399 72,287,696 95,813,985 58,892,401
(6,872) — — — 69 — —
— — — — — — —
— — 767 41 97 658 732
22,242 — — — — — —
95,699 72,989 239,824 (1,670,182) 9,239,920 — —
— — — — 82,046 — 1,732
— — (431,448) — — — —
(2,446,479) 1,051,231 32,161,711 (12,843,066) 107,865,000 284,461,668 383,552,113
6,872 — — — (68) — —
(2,855) — — — — — —
141,136 1,951 69,475 105,676 8,698,174 — —
— — — — 27,623 — 2,087
— — 94,023 — — — —
— — — — 61,376 — —
(2,279,582) 1,052,633 34,286,624 (4,641,132) 198,261,933 380,276,311 442,449,065
$(1,822,991) $1,357,209 $53,224,166 $10,637,271 $203,973,668 $376,717,088 $453,444,391

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2021 (unaudited)
Limited Maturity Bond
Fund
Low Volatility Equity
Fund Mid Cap Growth Fund
Investment Income
Dividends $399,554 $357,649 $11,514
Taxable interest 12,822,803 15 —
Tax-Exempt interest — — —
Income from mortgage dollar rolls 1,487,671 — —
Affiliated income from securities loaned, net 3,223 160 131
Income from affiliated investments 240,647 120 344
Non cash income — — —
Non cash income from affiliated investments — — —
Foreign tax withholding — (20,458) (74)
Total Investment Income 14,953,898 337,486 11,915
Expenses
Adviser fees 2,084,834 88,314 40,112
Administrative service fees 164,124 37,502 35,909
Audit and legal fees 20,396 16,355 16,281
Custody fees 12,183 8,354 6,511
Distribution expenses Class A 225,975 — —
Insurance expenses 3,944 1,921 1,886
Printing and postage expenses Class A 34,147 — —
Printing and postage expenses Class S 48,633 6,512 5,241
SEC and state registration expenses 108,868 10,130 8,121
Transfer agent fees Class A 180,213 — —
Transfer agent fees Class S 499,628 20,617 17,942
Trustees' fees 27,383 3,532 3,476
Other expenses 32,350 13,843 6,250
Total Expenses Before Reimbursement 3,442,678 207,080 141,729
Less:
Reimbursement from adviser — (67,250) (90,626)
Total Net Expenses 3,442,678 139,830 51,103
Net Investment Income/(Loss) 11,511,220 197,656 (39,188)
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 7,279,497 931,830 415,137
Affiliated investments (86,363) — —
In-kind contributions — — —
Distributions of realized capital gains from
affiliated investments 146 — 9
Written option contracts — — —
Futures contracts 4,925,507 12,593 —
Foreign currency transactions — (151) —
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments (6,406,306) 2,773,884 1,644,478
Affiliated investments 86,363 — —
Written option contracts — — —
Futures contracts (229,669) (120) —
Foreign currency transactions — (144) —
Swap agreements — — —
Net Realized and Unrealized Gains/(Losses) 5,569,175 3,717,892 2,059,624
Net Increase/(Decrease) in Net Assets Resulting
From Operations $17,080,395 $3,915,548 $2,020,436

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$10,154,992 $50,326 $4,871,609 $5,793,556 $1,133,980 $— $—
— — 10,165,654 6,606,864 5,065,100 468,987 125,140
— — — — — — 25,695,991
— — 1,822,424 1,125,289 963,269 — —
15,249 2,184 39,167 44,143 10,510 — —
112,833 85 360,729 292,836 185,636 — —
— — 60,361 73,956 11,461 — —
— — 14,582,324 18,667,761 5,700,234 — —
(114,229) — (28,013) (26,145) (3,517) — —
10,168,845 52,595 31,874,255 32,578,260 13,066,673 468,987 25,821,131
8,741,528 24,821 9,818,297 11,818,406 3,406,627 1,260,596 3,125,556
276,900 35,563 304,404 335,991 133,885 96,229 168,748
23,708 16,278 26,584 27,576 20,665 17,771 21,022
13,947 1,010 56,705 70,743 34,517 11,040 10,605
1,747,409 — 2,563,710 3,084,199 953,764 — 1,518,532
5,283 1,884 6,518 6,948 3,612 3,237 4,627
81,523 — 102,281 135,780 42,525 56,266 47,830
50,493 2,967 65,683 100,891 25,935 27,750 16,338
99,018 6,799 89,453 87,996 58,609 89,833 60,609
576,733 — 626,594 882,777 237,229 274,719 226,215
651,311 3,648 431,644 610,009 148,251 111,080 151,595
52,903 3,476 32,395 34,387 14,083 9,569 37,432
16,219 6,133 42,904 45,013 37,231 9,305 84,243
12,336,975 102,579 14,167,172 17,240,716 5,116,933 1,967,395 5,473,352
— (70,780) (3,067,390) (4,238,064) (840,326) (1,498,398) —
12,336,975 31,799 11,099,782 13,002,652 4,276,607 468,997 5,473,352
(2,168,130) 20,796 20,774,473 19,575,608 8,790,066 (10) 20,347,779
265,599,650 487,362 95,777,842 146,619,225 19,311,216 8,674 (447,321)
— 122 2,795,261 1,604,423 363,027 — —
— — — 707,817 — — —
3,540 4 37,551,641 47,244,437 10,034,981 — —
— — 352,563 236,134 142,626 — —
— — (73,397,389) (131,684,217) (18,034,932) — —
— — 1,116 1,518 (4,209) — —
— — 479 1,437 576 — —
687,846,154 2,150,927 106,696,672 158,148,038 18,071,412 — 29,381,668
— (123) 232,746,989 359,937,848 55,695,172 — —
— — (51,487) (35,552) (17,975) — —
— — 43,139,384 52,976,170 5,453,740 — —
— — 260 884 (5,698) — —
— — 4,931 14,794 5,934 — —
953,449,344 2,638,292 445,618,262 635,772,956 91,015,870 8,674 28,934,347
$951,281,214 $2,659,088 $466,392,735 $655,348,564 $99,805,936 $8,664 $49,282,126

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2021 (unaudited)
Opportunity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Investment Income
Dividends $563,588 $60,081 $4,573,045
Taxable interest 9,931,377 — —
Income from mortgage dollar rolls 852,897 — —
Affiliated income from securities loaned, net 16,490 2,384 11,493
Income from affiliated investments 130,664 1,244 22,306
Non cash income 89,398 — —
Non cash income from affiliated investments 2,621,560 — —
Foreign tax withholding (570) (781) (32,185)
Total Investment Income 14,205,404 62,928 4,574,659
Expenses
Adviser fees 1,730,662 190,608 3,001,764
Administrative service fees 103,284 39,050 112,334
Audit and legal fees 18,446 16,323 18,467
Custody fees 29,025 6,046 6,559
Distribution expenses Class A 298,070 — 650,235
Insurance expenses 3,154 1,922 2,908
Printing and postage expenses Class A 20,893 — 37,122
Printing and postage expenses Class S 28,983 7,775 15,788
SEC and state registration expenses 45,496 38,088 55,476
Transfer agent fees Class A 125,999 — 281,322
Transfer agent fees Class S 280,058 49,523 166,292
Trustees' fees 15,881 3,531 20,515
Other expenses 39,758 6,374 9,460
Total Expenses Before Reimbursement 2,739,709 359,240 4,378,242
Less:
Reimbursement from adviser — (128,447) —
Total Net Expenses 2,739,709 230,793 4,378,242
Net Investment Income/(Loss) 11,465,695 (167,865) 196,417
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (738,490) 2,513,536 77,740,507
Affiliated investments (31,130) 665 —
Distributions of realized capital gains from
affiliated investments 102 37 423
Futures contracts 1,793,005 — —
Foreign currency transactions 276 (114) 2,084
Change in net unrealized appreciation/(depreciation)
on:
Investments 13,100,015 11,274,428 273,590,007
Affiliated investments 371,156 (665) —
Futures contracts (30,962) — —
Foreign currency transactions (276) (19) (22)
Net Realized and Unrealized Gains/(Losses) 14,463,696 13,787,868 351,332,999
Net Increase/(Decrease) in Net Assets Resulting
From Operations $25,929,391 $13,620,003 $351,529,416

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Fund Balanced Income Plus Fund
For the periods ended
4/30/2021
(unaudited) 10/31/2020
4/30/2021
(unaudited) 10/31/2020
Operations
Net investment income/(loss) $5,897,731 $8,764,860 $3,435,281 $7,664,439
Net realized gains/(losses) 65,935,172 67,804,058 19,743,574 (3,667,306)
Change in net unrealized appreciation/(depreciation) 363,921,736 3,207,531 38,271,708 546,234
Net Change in Net Assets Resulting From Operations 435,754,639 79,776,449 61,450,563 4,543,367
Distributions to Shareholders
From income/realized gains Class A (32,413,585) (60,140,626) (2,508,363) (4,824,126)
From income/realized gains Class S (19,633,497) (29,174,809) (1,359,807) (2,660,222)
Total from income/realized gains (52,047,082) (89,315,435) (3,868,170) (7,484,348)
Total Distributions to Shareholders (52,047,082) (89,315,435) (3,868,170) (7,484,348)
Capital Stock Transactions
Class A
Sold 44,029,384 68,591,658 12,754,735 12,811,884
Distributions reinvested 32,342,741 60,029,902 2,441,276 4,684,854
Redeemed (71,569,476) (120,770,454) (16,871,221) (31,197,530)
Total Class A Capital Stock Transactions 4,802,649 7,851,106 (1,675,210) (13,700,792)
Class S
Sold 121,175,341 185,249,574 24,970,790 26,578,628
Distributions reinvested 19,616,874 29,152,108 1,297,303 2,544,189
Redeemed (67,242,038) (117,517,793) (12,297,256) (59,409,697)
Total Class S Capital Stock Transactions 73,550,177 96,883,889 13,970,837 (30,286,880)
Capital Stock Transactions
78,352,826 104,734,995 12,295,627 (43,987,672)
Net Increase/(Decrease) in Net Assets 462,060,383 95,196,009 69,878,020 (46,928,653)
Net Assets, Beginning of Period 1,495,262,693 1,400,066,684 343,410,390 390,339,043
Net Assets, End of Period $1,957,323,076 $1,495,262,693 $413,288,410 $343,410,390
Capital Stock Share Transactions
Class A shares
Sold 2,442,682 4,778,510 897,212 1,023,324
Distributions reinvested 1,876,317 3,893,730 174,277 386,910
Redeemed (3,993,497) (8,105,825) (1,198,369) (2,517,127)
Total Class A share transactions 325,502 566,415 (126,880) (1,106,893)
Class S shares
Sold 6,647,619 12,703,215 1,762,862 2,130,904
Distributions reinvested 1,124,131 1,869,291 92,758 209,459
Redeemed (3,724,422) (7,912,134) (881,529) (4,792,945)
Total Class S share transactions 4,047,328 6,660,372 974,091 (2,452,582)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Fund Government Bond Fund
High Income Municipal Bond
Fund High Yield Fund
4/30/2021
(unaudited) 10/31/2020
4/30/2021
(unaudited) 10/31/2020
4/30/2021
(unaudited) 10/31/2020
4/30/2021
(unaudited) 10/31/2020
$5,003,058 $13,768,982 $456,591 $937,685 $304,576 $507,813 $18,937,542 $39,959,616
117,280,630 64,894,135 21,744 1,315,493 (549) (248,062) 1,961,415 (35,564,449)
381,083,723 (29,367,635) (2,301,326) 1,004,007 1,053,182 (418,921) 32,325,209 (3,180,309)
503,367,411 49,295,482 (1,822,991) 3,257,185 1,357,209 (159,170) 53,224,166 1,214,858
(47,187,019) (175,460,441) (98,534) (66,122) – – (9,213,604) (20,880,532)
(11,372,164) (36,348,241) (2,206,324) (984,526) (306,137) (506,252) (9,646,179) (19,685,937)
(58,559,183) (211,808,682) (2,304,858) (1,050,648) (306,137) (506,252) (18,859,783) (40,566,469)
(58,559,183) (211,808,682) (2,304,858) (1,050,648) (306,137) (506,252) (18,859,783) (40,566,469)
18,123,734 26,203,595 – 15 – – 21,030,671 25,686,338
46,590,947 174,234,399 96,865 63,948 – – 6,824,825 15,474,824
(97,223,242) (158,965,830) (238,959) (649,358) – – (40,579,899) (50,113,215)
(32,508,561) 40,472,164 (142,094) (585,395) – – (12,724,403) (8,952,053)
13,296,331 13,969,705 35,961,705 44,881,216 5,640,116 9,185,581 70,129,176 174,690,708
11,321,266 36,188,856 2,199,158 979,720 251,360 419,341 8,508,406 17,365,272
(14,638,087) (18,936,199) (15,442,857) (13,892,560) (2,765,445) (4,555,407) (98,087,598) (115,508,367)
9,979,510 31,222,362 22,718,006 31,968,376 3,126,031 5,049,515 (19,450,016) 76,547,613
(22,529,051) 71,694,526 22,575,912 31,382,981 3,126,031 5,049,515 (32,174,419) 67,595,560
422,279,177 (90,818,674) 18,448,063 33,589,518 4,177,103 4,384,093 2,189,964 28,243,949
1,684,334,118 1,775,152,792 87,981,220 54,391,702 18,199,528 13,815,435 808,242,616 779,998,667
$2,106,613,295 $1,684,334,118 $106,429,283 $87,981,220 $22,376,631 $18,199,528 $810,432,580 $808,242,616
649,599 1,128,016 – – – – 4,504,403 5,634,375
1,734,354 7,086,194 9,390 6,180 – – 1,462,549 3,444,651
(3,488,721) (6,673,688) (23,407) (62,469) – – (8,694,769) (11,114,486)
(1,104,768) 1,540,522 (14,017) (56,289) – – (2,727,817) (2,035,460)
462,438 599,140 3,513,768 4,265,916 524,149 880,788 15,060,505 39,345,509
415,499 1,461,668 213,182 94,160 23,413 40,903 1,822,642 3,869,575
(514,346) (790,020) (1,514,258) (1,330,271) (258,147) (449,272) (20,980,503) (26,308,102)
363,591 1,270,788 2,212,692 3,029,805 289,415 472,419 (4,097,356) 16,906,982

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

C
Income Fund International Allocation Fund
For the periods ended
4/30/2021
(unaudited) 10/31/2020
4/30/2021
(unaudited) 10/31/2020
Operations
Net investment income/(loss) $15,278,403 $28,027,451 $5,711,735 $11,650,954
Net realized gains/(losses) 8,096,258 30,084,701 81,609,828 (46,196,424)
Change in net unrealized appreciation/(depreciation) (12,737,390) 14,663,532 116,652,105 (33,503,680)
Net Change in Net Assets Resulting From Operations 10,637,271 72,775,684 203,973,668 (68,049,150)
Distributions to Shareholders
From income/realized gains Class A (13,407,344) (9,927,723) (1,678,204) (3,128,017)
From income/realized gains Class S (31,157,441) (21,870,925) (11,714,360) (19,322,381)
Total from income/realized gains (44,564,785) (31,798,648) (13,392,564) (22,450,398)
Total Distributions to Shareholders (44,564,785) (31,798,648) (13,392,564) (22,450,398)
Capital Stock Transactions
Class A
Sold 22,623,496 38,084,616 2,291,846 4,182,884
Distributions reinvested 12,383,897 8,861,553 1,642,031 3,064,875
Redeemed (26,239,994) (36,730,622) (9,976,082) (20,003,922)
Total Class A Capital Stock Transactions 8,767,399 10,215,547 (6,042,205) (12,756,163)
Class S
Sold 155,985,502 191,085,928 4,849,643 14,092,091
Distributions reinvested 30,263,722 21,135,281 11,656,491 19,318,805
Redeemed (97,227,599) (104,932,298) (10,452,259) (67,622,634)
Total Class S Capital Stock Transactions 89,021,625 107,288,911 6,053,875 (34,211,738)
Capital Stock Transactions
97,789,024 117,504,458 11,670 (46,967,901)
Net Increase/(Decrease) in Net Assets 63,861,510 158,481,494 190,592,774 (137,467,449)
Net Assets, Beginning of Period 1,070,709,464 912,227,970 749,829,391 887,296,840
Net Assets, End of Period $1,134,570,974 $1,070,709,464 $940,422,165 $749,829,391
Capital Stock Share Transactions
Class A shares
Sold 2,272,648 3,880,345 212,235 450,972
Distributions reinvested 1,242,442 911,218 153,461 294,416
Redeemed (2,656,713) (3,780,849) (922,350) (2,128,379)
Total Class A share transactions 858,377 1,010,714 (556,654) (1,382,991)
Class S shares
Sold 15,712,636 19,451,919 446,759 1,437,021
Distributions reinvested 3,038,643 2,172,629 1,085,334 1,848,690
Redeemed (9,874,188) (10,870,071) (976,206) (7,065,463)
Total Class S share transactions 8,877,091 10,754,477 555,887 (3,779,752)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Growth Fund Large Cap Value Fund Limited Maturity Bond Fund Low Volatility Equity Fund
4/30/2021
(unaudited) 10/31/2020
4/30/2021
(unaudited) 10/31/2020
4/30/2021
(unaudited) 10/31/2020
4/30/2021
(unaudited) 10/31/2020
$(3,559,223) $(2,101,512) $10,995,326 $21,003,104 $11,511,220 $24,354,919 $197,656 $456,125
95,814,643 117,847,761 58,894,865 68,914,194 12,118,787 (3,451,821) 944,272 (1,090,160)
284,461,668 257,800,151 383,554,200 (170,465,120) (6,549,612) 15,791,478 2,773,620 (596,488)
376,717,088 373,546,400 453,444,391 (80,547,822) 17,080,395 36,694,576 3,915,548 (1,230,523)
(28,955,931) (14,081,504) (13,870,407) (3,551,623) (2,554,576) (6,108,393) – –
(83,524,674) (41,056,557) (65,337,587) (17,683,480) (9,031,037) (18,225,068) (484,846) (392,705)
(112,480,605) (55,138,061) (79,207,994) (21,235,103) (11,585,613) (24,333,461) (484,846) (392,705)
(112,480,605) (55,138,061) (79,207,994) (21,235,103) (11,585,613) (24,333,461) (484,846) (392,705)
27,285,218 53,864,078 15,882,030 10,803,375 100,788,668 134,246,955 – –
28,550,899 13,867,544 13,558,978 3,456,630 2,489,428 5,963,194 – –
(34,147,539) (47,936,373) (16,173,007) (24,740,440) (70,792,731) (93,140,932) – –
21,688,578 19,795,249 13,268,001 (10,480,435) 32,485,365 47,069,217 – –
187,571,821 137,908,026 106,201,318 104,610,281 470,766,291 554,749,610 4,061,616 18,783,586
83,042,436 40,742,173 64,691,156 17,507,016 8,791,335 17,700,401 481,568 390,457
(58,019,640) (127,889,664) (47,668,644) (99,041,804) (238,054,763) (285,884,701) (7,388,646) (8,392,039)
212,594,617 50,760,535 123,223,830 23,075,493 241,502,863 286,565,310 (2,845,462) 10,782,004
234,283,195 70,555,784 136,491,831 12,595,058 273,988,228 333,634,527 (2,845,462) 10,782,004
498,519,678 388,964,123 510,728,228 (89,187,867) 279,483,010 345,995,642 585,240 9,158,776
1,487,601,740 1,098,637,617 1,063,137,274 1,152,325,141 1,367,204,014 1,021,208,372 28,477,245 19,318,469
$1,986,121,418 $1,487,601,740 $1,573,865,502 $1,063,137,274 $1,646,687,024 $1,367,204,014 $29,062,485 $28,477,245
1,743,111 4,270,002 631,179 523,352 7,917,468 10,677,552 – –
1,931,725 1,226,131 587,837 147,404 195,539 476,005 – –
(2,178,498) (3,757,870) (661,254) (1,190,632) (5,564,120) (7,451,574) – –
1,496,338 1,738,263 557,762 (519,876) 2,548,887 3,701,983 – –
10,504,414 9,757,662 4,158,448 5,254,209 37,010,895 44,173,950 326,404 1,565,462
4,919,576 3,195,468 2,781,286 742,452 690,910 1,412,645 38,993 31,667
(3,251,180) (8,718,515) (1,942,431) (4,618,663) (18,711,523) (22,884,146) (595,177) (721,261)
12,172,810 4,234,615 4,997,303 1,377,998 18,990,282 22,702,449 (229,780) 875,868

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Growth Fund Mid Cap Stock Fund
For the periods ended
4/30/2021
(unaudited) 10/31/2020
(a)
4/30/2021
(unaudited) 10/31/2020
Operations
Net investment income/(loss) $(39,188) $(23,344) $(2,168,130) $5,048,635
Net realized gains/(losses) 415,146 244,764 265,603,190 88,901,877
Change in net unrealized appreciation/(depreciation) 1,644,478 1,093,343 687,846,154 29,523,188
Net Change in Net Assets Resulting From Operations 2,020,436 1,314,763 951,281,214 123,473,700
Distributions to Shareholders
From income/realized gains Class A – – (47,182,381) (34,915,543)
From income/realized gains Class S (224,430) – (43,738,979) (31,142,956)
Total from income/realized gains (224,430) – (90,921,360) (66,058,499)
Total Distributions to Shareholders (224,430) – (90,921,360) (66,058,499)
Capital Stock Transactions
Class A
Sold – – 32,013,906 40,395,228
Distributions reinvested – – 46,608,349 34,506,638
Redeemed – – (86,081,691) (135,230,492)
Total Class A Capital Stock Transactions – – (7,459,436) (60,328,626)
Class S
Sold 10,022,633 10,677,584 294,125,948 263,692,967
Distributions reinvested 224,436 – 42,604,652 31,075,228
Redeemed (2,865,592) (5,955,246) (129,670,751) (300,652,613)
Total Class S Capital Stock Transactions 7,381,477 4,722,338 207,059,849 (5,884,418)
Capital Stock Transactions
7,381,477 4,722,338 199,600,413 (66,213,044)
Net Increase/(Decrease) in Net Assets 9,177,483 6,037,101 1,059,960,267 (8,797,843)
Net Assets, Beginning of Period 6,037,101 – 2,246,918,855 2,255,716,698
Net Assets, End of Period $15,214,584 $6,037,101 $3,306,879,122 $2,246,918,855
Capital Stock Share Transactions
Class A shares
Sold – – 1,074,044 1,857,217
Distributions reinvested – – 1,664,440 1,431,190
Redeemed – – (2,892,554) (5,913,744)
Total Class A share transactions – – (154,070) (2,625,337)
Class S shares
Sold 660,826 998,141 8,542,503 10,223,862
Distributions reinvested 15,684 – 1,316,950 1,121,816
Redeemed (194,195) (520,753) (3,782,396) (11,980,316)
Total Cl ass S share transactions 482,315 477,388 6,077,057 (634,638)
(a) For the period from February 28, 2020 (inception) through October 31, 2020

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Value Fund Moderate Allocation Fund
Moderately Aggressive Allocation
Fund
Moderately Conservative
Allocation Fund
4/30/2021
(unaudited) 10/31/2020
(a)
4/30/2021
(unaudited) 10/31/2020
4/30/2021
(unaudited) 10/31/2020
4/30/2021
(unaudited) 10/31/2020
$20,796 $24,162 $20,774,473 $37,718,451 $19,575,608 $33,015,578 $8,790,066 $16,758,354
487,488 (1,483) 63,081,513 113,174,857 64,730,774 140,026,882 11,813,285 30,543,907
2,150,804 71,814 382,536,749 10,884,417 571,042,182 7,269,219 79,202,585 5,755,293
2,659,088 94,493 466,392,735 161,777,725 655,348,564 180,311,679 99,805,936 53,057,554
– – (71,206,872) (93,854,006) (99,693,731) (138,862,704) (23,765,515) (33,771,172)
(37,031) – (38,945,647) (39,666,184) (43,770,425) (50,906,563) (12,468,612) (14,383,055)
(37,031) – (110,152,519) (133,520,190) (143,464,156) (189,769,267) (36,234,127) (48,154,227)
(37,031) – (110,152,519) (133,520,190) (143,464,156) (189,769,267) (36,234,127) (48,154,227)
– – 95,433,782 130,009,531 87,130,058 136,089,965 47,687,701 81,468,659
– – 70,744,529 93,300,637 99,262,559 138,344,929 23,540,245 33,467,068
– – (134,486,198) (235,842,526) (166,725,167) (280,558,950) (56,571,808) (94,456,111)
– – 31,692,113 (12,532,358) 19,667,450 (6,124,056) 14,656,138 20,479,616
6,132,640 5,688,557 222,963,304 384,079,851 195,389,445 269,432,942 114,212,821 153,002,489
37,028 – 38,800,617 39,079,633 43,694,687 50,863,322 12,388,239 14,259,106
(6,091,543) (780,975) (100,914,668) (174,141,958) (103,110,309) (180,177,973) (50,104,808) (85,782,665)
78,125 4,907,582 160,849,253 249,017,526 135,973,823 140,118,291 76,496,252 81,478,930
78,125 4,907,582 192,541,366 236,485,168 155,641,273 133,994,235 91,152,390 101,958,546
2,700,182 5,002,075 548,781,582 264,742,703 667,525,681 124,536,647 154,724,199 106,861,873
5,002,075 – 2,861,649,678 2,596,906,975 3,158,422,711 3,033,886,064 1,075,804,319 968,942,446
$7,702,257 $5,002,075 $3,410,431,260 $2,861,649,678 $3,825,948,392 $3,158,422,711 $1,230,528,518 $1,075,804,319
– – 6,175,680 9,344,510 5,204,729 9,390,937 3,593,204 6,497,752
– – 4,673,878 6,714,918 6,115,749 9,263,863 1,787,059 2,696,444
– – (8,718,478) (17,033,857) (10,018,693) (19,100,622) (4,259,935) (7,576,542)
– – 2,131,080 (974,429) 1,301,785 (445,822) 1,120,328 1,617,654
420,292 577,314 14,363,912 27,519,512 11,539,770 18,404,828 8,569,972 12,143,966
2,943 – 2,553,851 2,808,161 2,665,146 3,373,406 937,498 1,145,724
(417,804) (87,018) (6,534,012) (12,596,111) (6,138,242) (12,300,890) (3,756,274) (6,911,079)
5,431 490,296 10,383,751 17,731,562 8,066,674 9,477,344 5,751,196 6,378,611

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market Fund Municipal Bond Fund
For the periods ended
4/30/2021
(unaudited) 10/31/2020
4/30/2021
(unaudited) 10/31/2020
Operations
Net investment income/(loss) $(10) $3,674,750 $20,347,779 $41,745,867
Net realized gains/(losses) 8,674 28,128 (447,321) (1,180,770)
Change in net unrealized appreciation/(depreciation) – – 29,381,668 (2,721,236)
Net Change in Net Assets Resulting From Operations 8,664 3,702,878 49,282,126 37,843,861
Distributions to Shareholders
From income/realized gains Class A – (1,873,222) (16,693,078) (35,495,692)
From income/realized gains Class S – (1,813,820) (5,295,455) (9,546,100)
Total from income/realized gains – (3,687,042) (21,988,533) (45,041,792)
Total Distributions to Shareholders – (3,687,042) (21,988,533) (45,041,792)
Capital Stock Transactions
Class A
Sold 126,195,646 338,519,205 35,171,868 68,431,825
Distributions reinvested – 1,839,047 14,437,358 30,498,264
Redeemed (154,068,219) (300,460,483) (67,820,744) (131,668,553)
Total Class A Capital Stock Transactions (27,872,573) 39,897,769 (18,211,518) (32,738,464)
Class S
Sold 313,240,556 665,320,950 77,064,867 114,124,850
Distributions reinvested – 1,765,838 4,928,407 8,907,736
Redeemed (364,426,309) (609,648,563) (34,013,180) (71,263,560)
Total Class S Capital Stock Transactions (51,185,753) 57,438,225 47,980,094 51,769,026
Capital Stock Transactions
(79,058,326) 97,335,994 29,768,576 19,030,562
Net Increase/(Decrease) in Net Assets (79,049,662) 97,351,830 57,062,169 11,832,631
Net Assets, Beginning of Period 754,885,013 657,533,183 1,550,943,478 1,539,110,847
Net Assets, End of Period $675,835,351 $754,885,013 $1,608,005,647 $1,550,943,478
Capital Stock Share Transactions
Class A shares
Sold 126,195,646 338,519,204 3,028,263 5,971,851
Distributions reinvested – 1,839,047 1,244,811 2,667,073
Redeemed (154,068,218) (300,460,481) (5,850,305) (11,538,819)
Total Class A share transactions (27,872,572) 39,897,770 (1,577,231) (2,899,895)
Class S shares
Sold 313,240,556 665,320,951 6,637,169 9,963,975
Distributions reinvested – 1,765,838 424,974 778,974
Redeemed (364,426,309) (609,648,562) (2,933,304) (6,264,764)
Total Class S share transactions (51,185,753) 57,438,227 4,128,839 4,478,185

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity Income Plus Fund Small Cap Growth Fund Small Cap Stock Fund
4/30/2021 (unaudited) 10/31/2020 4/30/2021 (unaudited) 10/31/2020 4/30/2021 (unaudited) 10/31/2020
$11,465,695 $24,751,182 $(167,865) $(71,599) $196,417 $2,509,816
1,023,763 (11,085,084) 2,514,124 651,206 77,743,014 9,382,455
13,439,933 727,814 11,273,744 3,830,254 273,589,985 5,997,310
25,929,391 14,393,912 13,620,003 4,409,861 351,529,416 17,889,581
(3,232,553) (7,728,621) – – (8,950,397) (43,049,208)
(8,416,779) (17,125,612) (567,136) (44,958) (5,340,884) (22,088,913)
(11,649,332) (24,854,233) (567,136) (44,958) (14,291,281) (65,138,121)
(11,649,332) (24,854,233) (567,136) (44,958) (14,291,281) (65,138,121)
12,847,603 25,706,103 – – 23,191,209 15,378,961
2,971,071 7,079,630 – – 8,870,519 42,741,399
(20,881,757) (37,255,017) – – (32,293,208) (45,248,096)
(5,063,083) (4,469,284) – – (231,480) 12,872,264
107,620,611 232,275,662 128,365,100 9,533,951 213,030,674 56,022,262
7,933,838 16,022,850 567,050 44,663 5,326,731 22,073,216
(77,580,566) (115,586,881) (5,198,402) (3,742,280) (71,083,082) (54,059,965)
37,973,883 132,711,631 123,733,748 5,836,334 147,274,323 24,035,513
32,910,800 128,242,347 123,733,748 5,836,334 147,042,843 36,907,777
47,190,859 117,782,026 136,786,615 10,201,237 484,280,978 (10,340,763)
773,276,851 655,494,825 18,562,160 8,360,923 664,993,486 675,334,249
$820,467,710 $773,276,851 $155,348,775 $18,562,160 $1,149,274,464 $664,993,486
1,262,582 2,572,051 – – 953,300 937,437
292,215 714,413 – – 393,921 2,298,522
(2,053,387) (3,760,525) – – (1,365,999) (2,643,296)
(498,590) (474,061) – – (18,778) 592,663
10,588,426 23,291,831 7,048,536 783,689 6,498,383 2,787,491
780,360 1,617,917 33,180 3,880 184,679 930,975
(7,630,900) (11,735,154) (279,780) (302,998) (2,286,578) (2,558,307)
3,737,886 13,174,594 6,801,936 484,571 4,396,484 1,160,159

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 25 separate series
(each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four asset allocation Funds, three income plus Funds, ten equity Funds, seven fixed-income Funds and one money market Fund. This report includes 23 of the Funds while Thrivent Diversified Income Plus Fund and Thrivent Multidimensional Income Fund have a fiscal year end on a calendar-year basis and are presented under a separate shareholder report.
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Share Classes
— The Trust includes two classes of shares: Class
A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements. Class A shares have an annual 12b-1 fee of 0.25% for all Funds other than Government Bond Fund and
Limited Maturity Bond Fund, which have a 12b-1 fee of 0.125%, and
Money Market Fund, which does not have a 12b-1 fee.  Class A shares have a maximum front-end sales load of 4.50%, although some Funds have a reduced or no front-end sales load. Class S shares are offered at net asset value and have no annual 12b-1 fees.
The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High
Income Municipal Bond Fund, Low Volatility Equity Fund, Mid Cap
Growth Fund, Mid Cap Value Fund, Multidimensional Income Fund,
and Small Cap Growth Fund offer only Class S Shares, all other of the 19 Funds of the Trust offer Class A and Class S shares. Class A shares of Government Bond Fund are closed to all purchases and exchanges into the Fund, other than reinvestment of dividends by current shareholders of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price.
Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment
adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.”
or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures. The Committee meets on a
monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of April 30, 2021, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividend and capital gain
distributions are recorded on the ex-dividend date. With the exception of the Money Market Fund, net realized gains from
securities transactions, if any, are paid at least annually after the close of the fiscal year.
* Dividends are net of any short-term realized gains or losses on the sale of securities.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the
Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency
Fund
Dividends
Declared
Dividends
Paid
Aggressive Allocation Annually Annually
Balanced Income Plus  Quarterly Quarterly
Global Stock Annually Annually
Government Bond  Daily  Monthly
High Income Municipal Bond Daily
Monthly
High Yield Daily Monthly
Income  Daily  Monthly
International Allocation Annually Annually
Large Cap Growth Annually  Annually
Large Cap Value Annually Annually
Limited Maturity Bond  Daily Monthly
Low Volatility Equity  Annually Annually
Mid Cap Growth Annually Annually
Mid Cap Stock  Annually Annually
Mid Cap Value
Annually Annually
Moderate Allocation  Quarterly Quarterly
Moderately Aggressive Allocation Annually Annually
Moderately Conservative Allocation Quarterly Quarterly
Money Market*  Daily Monthly
Municipal Bond  Daily Monthly
Opportunity Income Plus Daily Monthly
Small Cap Growth Annually Annually
Small Cap Stock  Annually Annually

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the six months ended April 30, 2021, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on mortgage backed securities to generate income and/or to manage the duration of the Fund.
During the six months ended April 30, 2021, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on interest rate futures to hedge interest rate risk and/or to manage the duration of the Fund.
Futures Contracts
— All Funds, with the exception of the Money
Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the
Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended April 30, 2021, Aggressive
Allocation, Balanced Income Plus, Government Bond, High Income
Municipal Bond, High Yield, Income, Limited Maturity Bond,
Moderate Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the six months ended April 30, 2021, Aggressive
Allocation, Balanced Income Plus, Global Stock, International
Allocation, Low Volatility Equity, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation and
Opportunity Income Plus used equity futures to manage exposure to the equities markets.
During the six months ended April 30, 2021, Aggressive
Allocation, Balanced Income Plus, Global Stock, International
Allocation, and Moderately Conservative Allocation used foreign exchange futures to hedge the currency risk.

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign currencies, all Funds, with the exception of the Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments.
These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.
A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.  During the six months ended April 30, 2021, none of the Funds engaged in this type of transaction.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss or the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the six months ended April 30, 2021, High Yield, Moderate
Allocation, Moderately Aggressive Allocation, and Moderately

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

Conservative used CDX indexes (comprised of credit default swaps)
to help manage credit risk exposures within the Fund.
Total Rate of Return Swaps
— A total rate of return swap
is a swap agreement between two parties to exchange the total return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty.
The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
 For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 40,000,000 – 40,000,000 40,000,000 – – –

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Options Written 11,192 – 11,192 11,192 – – –
Securities Lending 8,989,046 – 8,989,046 8,777,762 – – 211,284
(^)
Balanced Income Plus
Securities Lending 1,648,485 – 1,648,485 1,525,509 – – 122,976
(^)
Global Stock
Securities Lending 36,297,405 – 36,297,405 34,593,144 – – 1,704,261
(^)
Government Bond
Options Written 16,788 – 16,788 16,788 – – –
High Yield
Securities Lending 25,424,889 – 25,424,889 24,571,112 – – 853,777
(^)
Income
Securities Lending 5,687,368 – 5,687,368 5,473,703 – – 213,665
(^)
International Allocation
Securities Lending 27,681,344 – 27,681,344 20,532,808 – – 7,148,536
(^)
Large Cap Growth
Securities Lending 174,500 – 174,500 172,350 – – 2,150
(^)
Large Cap Value
Securities Lending 20,527,825 – 20,527,825 19,968,849 – – 558,976
(^)
Limited Maturity Bond
Securities Lending 16,565,113 – 16,565,113 16,176,566 – – 388,547
(^)
Low Volatility Equity
Securities Lending 117,281 – 117,281 111,511 – – 5,770
(^)
Mid Cap Value
Securities Lending 89,125 – 89,125 86,618 – – 2,507
(^)
Moderate Allocation
Options Written 117,513 – 117,513 117,513 – – –
Securities Lending 12,824,080 – 12,824,080 12,437,485 – – 386,595
(^)
Moderately Aggressive
Allocation
Options Written 69,948 – 69,948 69,948 – – 69,948
Securities Lending 9,460,258 – 9,460,258 9,145,963 – – 314,295
(^)
Moderately Conservative
Allocation
Options Written 61,554 – 61,554 61,554 – – –
Securities Lending 4,995,286 – 4,995,286 4,876,549 – – 118,737
(^)
Opportunity Income Plus
Securities Lending 8,734,329 – 8,734,329 8,505,428 – – 228,901
(^)
Small Cap Growth
Securities Lending 1,400,325 – 1,400,325 1,335,710 – – 64,615
(^)
Small Cap Stock
Securities Lending 2,170,000 – 2,170,000 2,100,000 – – 70,000
(^)
(**) Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^) Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
As of April 30, 2021, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Fund may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the
Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The
Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended April 30, 2021, Money Market Fund engaged in these types of investments.
Equity-Linked Structured Securities
— Certain Funds may
invest in equity-linked structured notes. Equity-linked structured
Fund Securities on Loan
Aggressive Allocation $ 8,777,762
Balanced Income Plus 1,525,509
Global Stock 34,593,144
High Yield 24,571,112
Income 5,473,703
International Allocation 20,532,808
Large Cap Growth 172,350
Large Cap Value 19,968,849
Limited Maturity Bond 16,176,566
Low Volatility Equity 111,511
Fund Securities on Loan
Mid Cap Value 86,618
Moderate Allocation 12,437,485
Moderately Aggressive Allocation 9,145,963
Moderately Conservative Allocation 4,876,549
Opportunity Income Plus 8,505,428
Small Cap Growth 1,335,710
Small Cap Stock 2,100,000

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option.
There is no guaranteed return of principal with these securities.
The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return.  During the six months ended April 30, 2021, none of the Funds engaged in these types of transactions.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Loan Commitments
— Certain Funds may enter into loan
commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the
London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the
“Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments
often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.
All or a portion of these loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of
Investments.  During the six months ended April 30, 2021, none of the Funds engaged in these types of investments.
Contingent Liabilities
—  In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the period ended April 30, 2021, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Line of Credit
— Each Fund (with the exception of Money Market
Fund) along with other portfolios managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed,
$50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

Federal Funds Rate or the Overnight Bank Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund paid commitment fees during the six months ended April 30, 2021 in proportion to their respective net assets.  The line of credit agreement is currently in place through December 28, 2021, however the Board has
approved to extend the agreement an additional year.  The Funds had no borrowings during the six months ended April 30, 2021.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides
optional guidance to ease the potential accounting burden
associated with transitioning from LIBOR and other reference rates expected to be discontinued.  The ASU No. 2020-04 was effective immediately upon release of the standard on March 12, 2020 and can be applied prospectively through December 31, 2022.  At this time, management is evaluating implications of these changes on the financial statements.

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

In-kind Contributions
—  During November 2020, Balanced Income Plus Fund and Moderately Aggressive Allocation Fund contributed securities in-kind to Thrivent Core International Equity Fund.  As a result of the in-kind contribution, Thrivent Core International Equity Fund issued shares at the per share net asset value on the date of contribution.  For financial reporting purposes, the contributing fund recognizes a gain on these transactions to the extent the value of the distributed securities on the date of contribution exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on these in-kind contributions are recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the contributing fund as net realized gains/losses on in-kind contributions.
These in-kind transactions were conducted at market value. The transactions were as follows:
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.
The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Contributing Fund
Contribution
Date
Shares
Received
Net Asset Value
per Share
In-Kind
Amount
Realized
Gain/(Loss)
Balanced Income Plus Fund
11/17/2020 4,246,615 9.52 $40,427,772 $4,262,679
Moderately Aggressive Allocation Fund
11/5/2020 1,105,384 8.90 $9,837,920 $707,817
Totals 5,351,999 $50,265,692
$4,970,496
Fund (M - Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.750% 0.725% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation 0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Fund (M - Millions) $0 to $250M
Over $250 to
$1,000M
Over $1,000 to
$1,500M Over $1,500M
International Allocation 0.700%
 0.650%
 0.625%   0.600%
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Balanced Income Plus 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%
Global Stock 0.650% 0.650% 0.650% 0.650% 0.650% 0.575% 0.575% 0.500% 0.475% 0.450% 0.425%
Government Bond 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
High Income Municipal Bond 0.500% 0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
High Yield 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.300% 0.300% 0.300% 0.300%
Income 0.350% 0.350% 0.350% 0.350% 0.350% 0.325% 0.325% 0.300% 0.300% 0.300% 0.300%
Large Cap Growth 0.700% 0.700% 0.700% 0.700% 0.700% 0.675% 0.675% 0.650% 0.650% 0.600% 0.575%
Large Cap Value 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Limited Maturity Bond 0.300% 0.300% 0.300% 0.300% 0.300% 0.275% 0.275% 0.250% 0.250% 0.250% 0.250%
Low Volatility Equity 0.600% 0.600% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Mid Cap Growth 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
Municipal Bond 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.350% 0.350% 0.325% 0.300%

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

Sub-Adviser Fees
— The following subadviser fees are charged
as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Fund.
International Allocation Fund
The adviser has entered into a subadvisory agreement with
Goldman Sachs Asset Management, L.P. ("GSAM") for the
performance of subadvisory services.  The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets; and 0.54% of average daily net assets in excess of $250 million.  International Allocation Portfolio, a series of Thrivent Series
Fund, Inc., the shares of which are only available for purchase by separate accounts of and retirement plans sponsored by Thrivent
Financial and which may be sold to separate accounts of insurance companies not affiliated with Thrivent Financial, is included in determining breakpoints for the assets managed by GSAM.
Expense Reimbursements
— For the six months ended April 30,
2021, contractual expense reimbursements, as a percentage of net assets, were in effect:
*Thrivent Asset Management has voluntarily agreed to reimburse certain class-specific and fund level expenses of Thrivent Money
Market Fund to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund.
For the six months ended April 30, 2021, contractual expense reimbursements to limit expenses to the following percentages were in effect:
*Prior expense cap of 0.75% on class S expired on February 28,
2021
**Prior expense cap of 1.12% expired on February 28, 2021
***Prior expense cap of 1.00% expired on February 28, 2021
****Prior expense cap of 1.00% expired on February 28, 2021
*****Prior expense cap of 1.00% expired on February 28, 2021
Each of the four Asset Allocation Funds paid a fee for investment advisory services. The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least February
28, 2021, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser. For the six months ended April 30, 2021, the following expense reimbursements, as a percentage of net assets, were in paid to the Fund:
 * Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.
Subject to certain limitations, all Funds in the Trust except for Money
Market Fund may invest cash in other Funds in the Trust, Thrivent
Cash Management Trust, and Thrivent Core Funds. These related-
party transactions are subject to the same terms as non-related party transactions.  To avoid duplicate investment advisory fees, Thrivent
Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the asset allocation, income plus, equity and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Class A shares have an annual
12b-1 fee of 0.25% for all Funds other than Government Bond Fund and Limited Maturity Bond Fund, which have a 12b-1 fee of 0.125%, and Money Market Fund, which does not have a 12b-1 fee.
Sales Charges and Other Fees
— For the six months ended
April 30, 2021, Thrivent Investment Management Inc. ("Thrivent
Investment Mgt.") and Thrivent Distributors, LLC received $1,119,638
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Opportunity Income Plus 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.375% 0.375% 0.350% 0.325%
Small Cap Growth 0.800% 0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Fund Class A Class S
Expiration
Date
Money Market* 0.15% 0.10% 2/28/2022
Fund Class A Class S
Expiration
Date
Government Bond* 0.85% N/A 2/28/2022
High Income Municipal
Bond N/A 0.60% 2/28/2022
International Allocation 1.20% N/A 2/28/2022
Large Cap Growth** 1.08% N/A 2/28/2022
Low Volatility Equity N/A 0.95% 2/28/2022
Mid Cap Growth*** N/A 0.90% 2/28/2022
Mid Cap Value**** N/A 0.90% 2/28/2022
Small Cap Growth***** N/A 0.95% 2/28/2022
Fund Class A Class S
Expiration
Date
Aggressive Allocation* 0.20% 0.20% 2/28/2022
Moderate Allocation* 0.19% 0.19% 2/28/2022
Moderately Aggressive
Allocation* 0.24% 0.24% 2/28/2022
Moderately Conservative
Allocation* 0.14% 0.14% 2/28/2022

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. The Funds pay an annual fixed fee plus a percentage of net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly. For the six months ended
April 30, 2021, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $3,055,939 from the Trust.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts.  These fees are accrued daily and paid monthly. For the six months ended April 30, 2021, Thrivent
Investor Services received $10,808,626 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Trust. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual
Funds.  Thrivent Money Market Fund is not eligible for the deferral plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the
Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan
received $310,582 in fees from the Trust for the Funds covered in this shareholder report for the six months ended April 30, 2021. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt.,
Thrivent Investor Services and Thrivent Distributors, LLC; however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the
Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made for investments in these Funds.  This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Trust and the Adviser.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended April 30, 2021, none of the Funds borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in
nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.  At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of April 30, 2021, the tax-basis balance has not yet been determined.
At October 31, 2020, the following Funds had accumulated net realized capital loss carryovers as follows:
To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
Fund
Capital Loss
Carryover
Balanced Income Plus $ 4,198,675
Global Stock 7,081,570
High Income Municipal Bond 319,464
High Yield 74,324,790
International Allocation 61,626,692
Limited Maturity Bond 8,123,150
Low Volatility Equity 1,057,665
Municipal Bond 11,562,209
Opportunity Income Plus 21,772,349

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended April 30, 2021, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of April 30, 2021, the following Funds held restricted securities:
The Funds have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended April 30, 2021, Small Cap
Stock Fund engaged in purchase transactions in the amount
of $34,300,000, pursuant to Rule 17a-7 of the 1940 Act.  These transaction amounts were greater than 0.045% of the fund's net assets.
(7) RELATED PARTY TRANSACTIONS
As of April 30, 2021, related parties (other than the Thrivent Asset
Allocation Funds) held the following shares in excess of 5% of
Thrivent Mutual Funds:
As of April 30, 2021, retirement plans sponsored by Thrivent
Financial for Lutherans held the following shares in excess of 5% of
Thrivent Mutual Funds:
Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these
In thousands
Fund Purchases Sales
Aggressive Allocation $359,908 $409,279
Balanced Income Plus 107,165 145,872
Global Stock 598,485 606,253
Government Bond 9,418 1,080
High Income Municipal Bond 7,758 5,077
High Yield 261,682 281,354
Income 283,427 230,736
International Allocation 661,221 651,925
Large Cap Growth 509,215 390,159
Large Cap Value 249,882 194,469
Limited Maturity Bond 565,277 221,223
Low Volatility Equity 10,577 14,039
Mid Cap Growth 10,903 3,776
Mid Cap Stock 906,309 922,500
Mid Cap Value 1,948 1,938
Moderate Allocation 509,555 559,650
Moderately Aggressive Allocation 567,689 682,457
Moderately Conservative Allocation 170,240 150,508
Municipal Bond 136,273 104,837
Opportunity Income Plus 275,478 263,973
Small Cap Growth 134,774 13,354
Small Cap Stock 359,865 237,340
In thousands
Fund Purchases Sales
Aggressive Allocation $138,398 $139,716
Balanced Income Plus 129,947 88,833
Government Bond 206,855 192,838
Income 139,973 160,234
Limited Maturity Bond 1,358,061 1,440,284
Moderate Allocation 1,292,721 1,282,791
Moderately Aggressive Allocation 787,604 793,804
Moderately Conservative Allocation 689,831 670,020
Opportunity Income Plus 635,315 618,076
Fund
Number of
Securities
Percent of Fund's
Net Assets
High Income Municipal Bond 1 0.06%
High Yield 2 0.01%
Municipal Bond 2 0.06%
Fund Shares
Percent
of Fund's
Outstanding
Shares
International Allocation 7,630,215 9.3%
Fund Shares
Percent
of Fund's
Outstanding
Shares
Aggressive Allocation 10,730,515 10.6%
Income 7,952,540 6.8%

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or due to impacts from the spread of infectious illness, public health threats, or similar issues.
As of April 30, 2021, the following Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks. The following is an
alphabetical list of significant risks in investing in the Funds. The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Fund will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/
or such affiliates. The Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the
Adviser, including other Funds. The Adviser may have an incentive
(financial or otherwise) to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Subadviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’
operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the
Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls
Fund Sector
% of
Total Net
Assets
Government Bond
Mortgage-Backed
Securities 35.3%
Government Bond U.S. Govt. & Agencies 42.6%
Income Financials 29.3%
Large Cap Growth Information Technology 38.5%
Mid Cap Growth Information Technology 28.0%
Small Cap Growth Information Technology 29.5%

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

and oversight, it is not possible to identify all of the operation risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong and the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses)
that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism).
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Health Crisis Risk
— The global pandemic outbreak of the novel
coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of Fund investments.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent
Moderately Aggressive Allocation Fund and Thrivent Moderately
Conservative Allocation Fund (each, a “Thrivent Asset Allocation
Fund”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Other Funds”). From time to time, one or more of the Other Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Funds or other investors. These transactions may affect the Other Funds since Other Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Other Funds that
receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent
Asset Allocation Funds owns a substantial portion of any Other
Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Other Fund may be adversely affected if the Other Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent
Asset Allocation Funds may own substantial portions of some Other
Funds, a redemption or reallocation by a Thrivent Asset Allocation
Fund away from an Other Fund could cause the Other Fund’s
expenses to increase.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser or subadviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, or affiliated Funds) may make relatively large redemptions or purchases of shares. These transactions may
cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— The Fund may be exposed to financial
instruments that are tied to LIBOR (London Interbank Offered Rate)
to determine payment obligations, financing terms or investment value. Such financial instruments may include bank loans,
derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the
U.K. Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the
administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June
30, 2023, with the remainder of LIBOR publications to discontinue at the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or its investments are not known.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms, or investment value.
Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K.
Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the
administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June
30, 2023, with the remainder of LIBOR publications to still end at the end of 2021 There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or its investments are not known.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.
Master Limited Partnership (“MLP”) Risk
— MLPs are subject
to risks such as limited partner risk, liquidity risk, interest rate risk and general partner risk.
• An MLP is a public limited partnership or limited liability company taxed as a partnership. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investor may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP.
• The ability to trade on a public exchange or in the over-the-
counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
• MLP distributions may be reduced by fees and other expenses incurred by the MLP. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.
Multi-Manager Risk
— The investment style employed by the
subadviser may not be complementary to that of the Adviser.
The interplay of the strategy employed by the subadviser and the Adviser may result in the Fund indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Fund’s performance depending upon
the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains.
Municipal Bond Risk
— The Fund’s performance may be
affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. Some municipal bonds may be repaid prior to maturity if interest rates decrease. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Other Funds Risk
— Because the Fund invests in other
funds managed by the Adviser or an affiliate (“Other Funds”), the performance of the Fund is dependent, in part, upon the
performance of Other Funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the
Other Funds. In addition, Other Funds may be subject to additional fees and expenses that will be borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Redemption Risk
— The Fund may need to sell portfolio securities
to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations,

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Fund may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Tax Risk
— Changes in federal income tax laws or rates may affect
both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
f
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Aggressive Allocation Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) $ 15.41 $ 0.05 $ 4.36 $ 4.41 $ (0.06) $ (0.47)
Year Ended 10/31/2020 15.60 0.08 0.71 0.79 (0.13) (0.85)
Year Ended 10/31/2019 15.51 0.11 1.22 1.33 (0.12) (1.12)
Year Ended 10/31/2018 16.01 0.06 0.39 0.45 (0.06) (0.89)
Year Ended 10/31/2017 13.11 0.05 2.98 3.03 (0.07) (0.06)
Year Ended 10/31/2016 14.05 0.07 0.08 0.15 (0.03) (1.06)
Class S Shares
Period Ended 4/30/2021 (unaudited) 15.58 0.07 4.41 4.48 (0.08) (0.47)
Year Ended 10/31/2020 15.77 0.11 0.71 0.82 (0.16) (0.85)
Year Ended 10/31/2019 15.68 0.13 1.24 1.37 (0.16) (1.12)
Year Ended 10/31/2018 16.17 0.10 0.40 0.50 (0.10) (0.89)
Year Ended 10/31/2017 13.25 0.08 3.02 3.10 (0.12) (0.06)
Year Ended 10/31/2016 14.19 0.10 0.11 0.21 (0.09) (1.06)
Balanced Income Plus Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) 12.63 0.12 2.13 2.25 (0.14) –
Year Ended 10/31/2020 12.69 0.26 (0.07) 0.19 (0.25) –
Year Ended 10/31/2019 12.93 0.31 0.58 0.89 (0.35) (0.78)
Year Ended 10/31/2018 13.26 0.32 (0.18) 0.14 (0.31) (0.16)
Year Ended 10/31/2017 12.22 0.29 1.01 1.30 (0.26) –
Year Ended 10/31/2016 12.80 0.30 0.03 0.33 (0.29) (0.62)
Class S Shares
Period Ended 4/30/2021 (unaudited) 12.60 0.14 2.11 2.25 (0.15) –
Year Ended 10/31/2020 12.66 0.29 (0.07) 0.22 (0.28) –
Year Ended 10/31/2019 12.90 0.34 0.58 0.92 (0.38) (0.78)
Year Ended 10/31/2018 13.23 0.36 (0.18) 0.18 (0.35) (0.16)
Year Ended 10/31/2017 12.20 0.32 1.02 1.34 (0.31) –
Year Ended 10/31/2016 12.77 0.34 0.04 0.38 (0.33) (0.62)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statement or the Financial Highlights. Management determined that a revision of the
10/31/2016 Portfolio Turnover Rate for the Aggressive Allocation Fund was 57% and Balanced Income Plus Fund was 120%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.53) $ 19.29 29.02% $ 1,198.0 0.92% 0.61% 1.12% 0.41% 31%
(0.98) 15.41 5.12% 951.7 0.95% 0.57% 1.15% 0.37% 48%
(1.24) 15.60 9.60% 955.0 0.94% 0.74% 1.15% 0.52% 58%
(0.95) 15.51 2.89% 896.6 0.91% 0.40% 1.15% 0.15% 52%
(0.13) 16.01 23.31% 879.6 0.92% 0.32% 1.19% 0.05% 59%
(1.09) 13.11 1.34% 730.0 0.94% 0.50% 1.21% 0.23% 58%***
(0.55) 19.51 29.22% 759.3 0.75% 0.76% 0.95% 0.56% 31%
(1.01) 15.58 5.25% 543.6 0.78% 0.68% 0.98% 0.48% 48%
(1.28) 15.77 9.80% 445.1 0.76% 0.87% 0.97% 0.66% 58%
(0.99) 15.68 3.20% 336.4 0.66% 0.61% 0.90% 0.37% 52%
(0.18) 16.17 23.64% 238.1 0.63% 0.56% 0.89% 0.29% 59%
(1.15) 13.25 1.76% 140.9 0.56% 0.86% 0.83% 0.59% 58%***
(0.14) 14.74 17.85% 272.4 1.02% 1.72% 1.02% 1.72% 65%
(0.25) 12.63 1.61% 235.0 1.04% 2.04% 1.04% 2.04% 85%
(1.13) 12.69 7.60% 250.2 1.04% 2.49% 1.04% 2.49% 113%
(0.47) 12.93 0.99% 246.3 1.03% 2.38% 1.03% 2.38% 149%
(0.26) 13.26 10.78% 250.7 1.06% 2.26% 1.06% 2.26% 145%
(0.91) 12.22 2.83% 231.8 1.07% 2.52% 1.07% 2.52% 125%***
(0.15) 14.70 17.96% 140.9 0.76% 1.97% 0.76% 1.97% 65%
(0.28) 12.60 1.88% 108.5 0.78% 2.30% 0.78% 2.30% 85%
(1.16) 12.66 7.92% 140.1 0.77% 2.75% 0.77% 2.75% 113%
(0.51) 12.90 1.31% 120.3 0.72% 2.74% 0.72% 2.74% 149%
(0.31) 13.23 11.09% 94.5 0.73% 2.58% 0.73% 2.58% 145%
(0.95) 12.20 3.30% 65.6 0.70% 2.88% 0.70% 2.88% 125%***

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Global Stock Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) $ 23.82 $ 0.06 $ 7.06 $ 7.12 $ (0.19) $ (0.63)
Year Ended 10/31/2020 26.16 0.15 0.62 0.77 (0.32) (2.79)
Year Ended 10/31/2019 26.59 0.34 1.45 1.79 (0.30) (1.92)
Year Ended 10/31/2018 29.21 0.31 (0.21) 0.10 (0.27) (2.45)
Year Ended 10/31/2017 24.77 0.30 5.13 5.43 (0.29) (0.70)
Year Ended 10/31/2016 26.32 0.26 (0.66) (0.40) (0.24) (0.91)
Class S Shares
Period Ended 4/30/2021 (unaudited) 24.14 0.11 7.13 7.24 (0.27) (0.63)
Year Ended 10/31/2020 26.46 0.24 0.64 0.88 (0.41) (2.79)
Year Ended 10/31/2019 26.88 0.43 1.46 1.89 (0.39) (1.92)
Year Ended 10/31/2018 29.50 0.41 (0.21) 0.20 (0.37) (2.45)
Year Ended 10/31/2017 25.01 0.40 5.17 5.57 (0.38) (0.70)
Year Ended 10/31/2016 26.57 0.32 (0.62) (0.30) (0.35) (0.91)
Government Bond Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) 10.53 0.04 (0.22) (0.18) (0.04) (0.22)
Year Ended 10/31/2020 10.11 0.14 0.44 0.58 (0.14) (0.02)
Year Ended 10/31/2019 9.47 0.19 0.64 0.83 (0.19) –
Year Ended 10/31/2018 9.92 0.19 (0.38) (0.19) (0.19) (0.07)
Year Ended 10/31/2017 10.14 0.14 (0.20) (0.06) (0.14) (0.02)
Year Ended 10/31/2016 10.12 0.12 0.21 0.33 (0.12) (0.19)
Class S Shares
Period Ended 4/30/2021 (unaudited) 10.53 0.05 (0.22) (0.17) (0.05) (0.22)
Year Ended 10/31/2020 10.11 0.15 0.44 0.59 (0.15) (0.02)
Year Ended 10/31/2019 9.47 0.20 0.64 0.84 (0.20) –
Year Ended 10/31/2018 9.92 0.20 (0.38) (0.18) (0.20) (0.07)
Year Ended 10/31/2017 10.14 0.15 (0.20) (0.05) (0.15) (0.02)
Year Ended 10/31/2016 10.12 0.12 0.22 0.34 (0.13) (0.19)
High Income Municipal Bond Fund
Class S Shares
Period Ended 4/30/2021 (unaudited) 10.29 0.16 0.58 0.74 (0.16) –
Year Ended 10/31/2020 10.66 0.30 (0.36) (0.06) (0.31) –
Year Ended 10/31/2019 9.86 0.31 0.81 1.12 (0.32) –
Year Ended 10/31/2018
(c),
10.00 0.22 (0.14) 0.08 (0.22) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Since fund inception, February 28, 2018.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statement or the Financial Highlights. Management determined that a revision of the
10/31/2016 Portfolio Turnover Rate for the Global Stock Fund was 62% and Government Bond Fund was 149%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.82) $ 30.12 30.27% $ 1,715.1 0.97% 0.45% 0.97% 0.45% 35%
(3.11) 23.82 2.78% 1,383.1 1.02% 0.75% 1.02% 0.75% 59%
(2.22) 26.16 7.73% 1,478.5 1.01% 1.39% 1.01% 1.39% 73%
(2.72) 26.59 0.22% 1,492.5 0.99% 1.15% 0.99% 1.15% 52%
(0.99) 29.21 22.61% 1,594.8 1.01% 1.11% 1.01% 1.11% 73%
(1.15) 24.77 (1.48)% 1,399.8 1.03% 1.03% 1.03% 1.03% 64%***
(0.90) 30.48 30.49% 391.5 0.64% 0.79% 0.64% 0.79% 35%
(3.20) 24.14 3.18% 301.3 0.66% 1.10% 0.66% 1.10% 59%
(2.31) 26.46 8.12% 296.7 0.65% 1.75% 0.65% 1.75% 73%
(2.82) 26.88 0.56% 276.6 0.64% 1.50% 0.64% 1.50% 52%
(1.08) 29.50 23.06% 263.3 0.65% 1.47% 0.65% 1.47% 73%
(1.26) 25.01 (1.08)% 203.7 0.64% 1.42% 0.64% 1.42% 64%***
(0.26) 10.09 (1.78)% 3.8 0.85% 0.76% 1.06% 0.54% 199%
(0.16) 10.53 5.76% 4.1 0.85% 1.32% 1.08% 1.10% 322%
(0.19) 10.11 8.84% 4.5 0.85% 1.94% 1.06% 1.73% 274%
(0.26) 9.47 (1.99)% 4.9 0.85% 1.92% 1.04% 1.73% 280%
(0.16) 9.92 (0.56)% 6.5 0.85% 1.40% 1.00% 1.25% 193%
(0.31) 10.14 3.36% 8.7 0.87% 1.16% 1.04% 0.98% 152%***
(0.27) 10.09 (1.69)% 102.7 0.66% 0.94% 0.66% 0.94% 199%
(0.17) 10.53 5.88% 83.9 0.73% 1.39% 0.73% 1.39% 322%
(0.20) 10.11 8.95% 49.9 0.75% 2.04% 0.77% 2.02% 274%
(0.27) 9.47 (1.89)% 52.3 0.75% 2.02% 0.79% 1.98% 280%
(0.17) 9.92 (0.47)% 52.0 0.76% 1.49% 0.79% 1.46% 193%
(0.32) 10.14 3.41% 46.9 0.81% 1.22% 0.81% 1.22% 152%***
(0.16) 10.87 7.25% 22.4 0.60% 3.06% 1.51% 2.15% 26%
(0.31) 10.29 (0.56)% 18.2 0.61% 2.99% 1.62% 1.98% 94%
(0.32) 10.66 11.51% 13.8 0.66% 3.07% 2.36% 1.37% 93%
(0.22) 9.86 0.79% 6.6 0.43% 3.26% 3.71% (0.02)% 201%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
d
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
High Yield Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) $ 4.49 $ 0.10 $ 0.19 $ 0.29 $ (0.10) $ –
Year Ended 10/31/2020 4.73 0.22 (0.23) (0.01) (0.23) –
Year Ended 10/31/2019 4.63 0.25 0.10 0.35 (0.25) –
Year Ended 10/31/2018 4.90 0.26 (0.27) (0.01) (0.26) –
Year Ended 10/31/2017 4.76 0.25 0.14 0.39 (0.25) –
Year Ended 10/31/2016 4.74 0.25 0.02 0.27 (0.25) –
Class S Shares
Period Ended 4/30/2021 (unaudited) 4.49 0.11 0.19 0.30 (0.11) –
Year Ended 10/31/2020 4.73 0.24 (0.24) 0.00 (0.24) –
Year Ended 10/31/2019 4.64 0.26 0.09 0.35 (0.26) –
Year Ended 10/31/2018 4.90 0.27 (0.26) 0.01 (0.27) –
Year Ended 10/31/2017 4.76 0.27 0.13 0.40 (0.26) –
Year Ended 10/31/2016 4.74 0.26 0.03 0.29 (0.27) –
Income Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) 9.99 0.12 (0.02) 0.10 (0.12) (0.27)
Year Ended 10/31/2020 9.56 0.26 0.47 0.73 (0.26) (0.04)
Year Ended 10/31/2019 8.70 0.29 0.86 1.15 (0.29) –
Year Ended 10/31/2018 9.27 0.29 (0.54) (0.25) (0.29) (0.03)
Year Ended 10/31/2017 9.26 0.28 0.02 0.30 (0.28) (0.01)
Year Ended 10/31/2016 9.01 0.29 0.29 0.58 (0.29) (0.04)
Class S Shares
Period Ended 4/30/2021 (unaudited) 9.98 0.14 (0.01) 0.13 (0.14) (0.27)
Year Ended 10/31/2020 9.55 0.29 0.47 0.76 (0.29) (0.04)
Year Ended 10/31/2019 8.70 0.32 0.85 1.17 (0.32) –
Year Ended 10/31/2018 9.26 0.32 (0.53) (0.21) (0.32) (0.03)
Year Ended 10/31/2017 9.25 0.31 0.02 0.33 (0.31) (0.01)
Year Ended 10/31/2016 9.00 0.32 0.29 0.61 (0.32) (0.04)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statement or the Financial Highlights. Management determined that a revision of the
10/31/2016 Portfolio Turnover Rate for the High Yield Fund was 42% and Income Fund was 104%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.10) $ 4.68 6.56% $ 411.5 0.79% 4.49% 0.79% 4.49% 33%
(0.23) 4.49 (0.16)% 407.1 0.80% 4.96% 0.80% 4.96% 62%
(0.25) 4.73 7.74% 437.9 0.80% 5.30% 0.80% 5.30% 42%
(0.26) 4.63 (0.29)% 437.4 0.80% 5.42% 0.80% 5.42% 38%
(0.25) 4.90 8.42% 477.7 0.80% 5.25% 0.80% 5.25% 48%
(0.25) 4.76 6.05% 471.5 0.81% 5.42% 0.81% 5.42% 43%***
(0.11) 4.68 6.70% 398.9 0.53% 4.75% 0.53% 4.75% 33%
(0.24) 4.49 0.11% 401.2 0.53% 5.22% 0.53% 5.22% 62%
(0.26) 4.73 7.79% 342.1 0.54% 5.55% 0.54% 5.55% 42%
(0.27) 4.64 0.14% 283.4 0.57% 5.65% 0.57% 5.65% 38%
(0.26) 4.90 8.68% 259.9 0.57% 5.49% 0.57% 5.49% 48%
(0.27) 4.76 6.34% 232.2 0.55% 5.68% 0.55% 5.68% 43%***
(0.39) 9.70 0.95% 336.5 0.74% 2.52% 0.74% 2.52% 36%
(0.30) 9.99 7.79% 337.9 0.75% 2.69% 0.75% 2.69% 105%
(0.29) 9.56 13.43% 313.7 0.77% 3.19% 0.77% 3.19% 99%
(0.32) 8.70 (2.71)% 298.5 0.76% 3.25% 0.76% 3.25% 109%
(0.29) 9.27 3.34% 342.5 0.77% 3.04% 0.77% 3.04% 100%
(0.33) 9.26 6.62% 359.3 0.77% 3.20% 0.77% 3.20% 107%***
(0.41) 9.70 1.20% 798.0 0.46% 2.81% 0.46% 2.81% 36%
(0.33) 9.98 8.11% 732.9 0.46% 2.98% 0.46% 2.98% 105%
(0.32) 9.55 13.66% 598.6 0.46% 3.49% 0.46% 3.49% 99%
(0.35) 8.70 (2.30)% 508.3 0.45% 3.57% 0.45% 3.57% 109%
(0.32) 9.26 3.66% 504.7 0.45% 3.35% 0.45% 3.35% 100%
(0.36) 9.25 6.97% 462.9 0.44% 3.53% 0.44% 3.53% 107%***

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
International Allocation Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) $ 9.13 $ 0.06 $ 2.40 $ 2.46 $ (0.13) $ –
Year Ended 10/31/2020 10.16 0.12 (0.93) (0.81) (0.22) –
Year Ended 10/31/2019 9.80 0.20 0.65 0.85 (0.17) (0.32)
Year Ended 10/31/2018 11.33 0.19 (1.34) (1.15) (0.23) (0.15)
Year Ended 10/31/2017 9.65 0.20 1.67 1.87 (0.19) –
Year Ended 10/31/2016 9.62 0.21 – 0.21 (0.18) –
Class S Shares
Period Ended 4/30/2021 (unaudited) 9.19 0.07 2.43 2.50 (0.17) –
Year Ended 10/31/2020 10.23 0.14 (0.92) (0.78) (0.26) –
Year Ended 10/31/2019 9.87 0.23 0.67 0.90 (0.22) (0.32)
Year Ended 10/31/2018 11.40 0.23 (1.34) (1.11) (0.27) (0.15)
Year Ended 10/31/2017 9.71 0.23 1.69 1.92 (0.23) –
Year Ended 10/31/2016 9.69 0.22 0.02 0.24 (0.22) –
Large Cap Growth Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) 14.42 (0.04) 3.44 3.40 – (1.19)
Year Ended 10/31/2020 11.45 (0.04) 3.64 3.60 – (0.63)
Year Ended 10/31/2019 11.30 (0.02) 1.31 1.29 – (1.14)
Year Ended 10/31/2018 10.23 (0.04) 1.38 1.34 – (0.27)
Year Ended 10/31/2017 8.23 (0.04) 2.09 2.05 – (0.05)
Year Ended 10/31/2016 9.12 (0.03) (0.36) (0.39) – (0.50)
Class S Shares
Period Ended 4/30/2021 (unaudited) 16.30 (0.03) 3.93 3.90 – (1.19)
Year Ended 10/31/2020 12.82 (0.02) 4.13 4.11 – (0.63)
Year Ended 10/31/2019 12.47 0.01 1.48 1.49 – (1.14)
Year Ended 10/31/2018 11.23 – 1.51 1.51 – (0.27)
Year Ended 10/31/2017 8.99 – 2.29 2.29 – (0.05)
Year Ended 10/31/2016 9.89 0.01 (0.41) (0.40) – (0.50)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statement or the Financial Highlights. Management determined that a revision of the
10/31/2016 Portfolio Turnover Rate for the International Allocation Fund was 107% and Large Cap Growth Fund was 67%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.13) $ 11.46 27.09% $ 140.5 1.20% 0.97% 1.36% 0.82% 82%
(0.22) 9.13 (8.21)% 117.0 1.20% 1.07% 1.38% 0.89% 105%
(0.49) 10.16 9.36% 144.3 1.27% 2.04% 1.43% 1.89% 106%
(0.38) 9.80 (10.52)% 138.5 1.35% 1.73% 1.47% 1.62% 75%
(0.19) 11.33 19.76% 161.4 1.36% 1.86% 1.56% 1.65% 94%
(0.18) 9.65 2.21% 141.3 1.40% 1.82% 1.58% 1.64% 108%***
(0.17) 11.52 27.35% 799.9 0.83% 1.35% 0.83% 1.35% 82%
(0.26) 9.19 (7.90)% 632.9 0.81% 1.47% 0.81% 1.47% 105%
(0.54) 10.23 9.84% 743.0 0.87% 2.45% 0.87% 2.45% 106%
(0.42) 9.87 (10.13)% 678.3 0.94% 2.14% 0.95% 2.14% 75%
(0.23) 11.40 20.22% 747.4 0.96% 2.26% 1.01% 2.22% 94%
(0.22) 9.71 2.60% 615.9 1.00% 2.24% 1.00% 2.24% 108%***
(1.19) 16.63 24.57% 430.0 1.07% (0.64)% 1.07% (0.64)% 23%
(0.63) 14.42 32.91% 351.2 1.12% (0.42)% 1.12% (0.42)% 44%
(1.14) 11.45 13.09% 259.0 1.14% (0.26)% 1.17% (0.29)% 58%
(0.27) 11.30 13.37% 237.8 1.17% (0.37)% 1.20% (0.41)% 62%
(0.05) 10.23 25.03% 210.2 1.20% (0.32)% 1.26% (0.38)% 65%
(0.50) 8.23 (4.52)% 178.8 1.20% (0.25)% 1.28% (0.33)% 68%***
(1.19) 19.01 24.81% 1,556.2 0.77% (0.34)% 0.77% (0.34)% 23%
(0.63) 16.30 33.39% 1,136.4 0.77% (0.08)% 0.77% (0.08)% 44%
(1.14) 12.82 13.49% 839.6 0.79% 0.08% 0.79% 0.08% 58%
(0.27) 12.47 13.70% 765.8 0.81% (0.02)% 0.81% (0.02)% 62%
(0.05) 11.23 25.59% 654.1 0.82% 0.05% 0.82% 0.05% 65%
(0.50) 8.99 (4.26)% 510.1 0.82% 0.12% 0.82% 0.12% 68%***

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Large Cap Value Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) $ 20.42 $ 0.14 $ 8.22 $ 8.36 $ (0.28) $ (1.18)
Year Ended 10/31/2020 22.51 0.37 (2.10) (1.73) (0.36) –
Year Ended 10/31/2019 22.71 0.36 0.88 1.24 (0.27) (1.17)
Year Ended 10/31/2018 22.67 0.30 0.91 1.21 (0.24) (0.93)
Year Ended 10/31/2017 19.42 0.29 3.85 4.14 (0.24) (0.65)
Year Ended 10/31/2016 19.99 0.30 0.39 0.69 (0.19) (1.07)
Class S Shares
Period Ended 4/30/2021 (unaudited) 20.59 0.20 8.26 8.46 (0.35) (1.18)
Year Ended 10/31/2020 22.70 0.43 (2.10) (1.67) (0.44) –
Year Ended 10/31/2019 22.90 0.43 0.89 1.32 (0.35) (1.17)
Year Ended 10/31/2018 22.84 0.37 0.95 1.32 (0.33) (0.93)
Year Ended 10/31/2017 19.56 0.36 3.89 4.25 (0.32) (0.65)
Year Ended 10/31/2016 20.14 0.32 0.46 0.78 (0.29) (1.07)
Limited Maturity Bond Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) 12.67 0.09 0.05 0.14 (0.09) –
Year Ended 10/31/2020 12.53 0.25 0.14 0.39 (0.25) –
Year Ended 10/31/2019 12.30 0.30 0.24 0.54 (0.31) –
Year Ended 10/31/2018 12.49 0.27 (0.19) 0.08 (0.27) –
Year Ended 10/31/2017 12.48 0.21 0.01 0.22 (0.21) –
Year Ended 10/31/2016 12.38 0.20 0.10 0.30 (0.20) –
Class S Shares
Period Ended 4/30/2021 (unaudited) 12.67 0.10 0.05 0.15 (0.10) –
Year Ended 10/31/2020 12.52 0.28 0.15 0.43 (0.28) –
Year Ended 10/31/2019 12.30 0.33 0.22 0.55 (0.33) –
Year Ended 10/31/2018 12.48 0.29 (0.17) 0.12 (0.30) –
Year Ended 10/31/2017 12.48 0.23 0.01 0.24 (0.24) –
Year Ended 10/31/2016 12.37 0.22 0.11 0.33 (0.22) –
Low Volatility Equity Fund
Class S Shares
Period Ended 4/30/2021 (unaudited) 11.58 0.09 1.57 1.66 (0.20) –
Year Ended 10/31/2020 12.20 0.18 (0.57) (0.39) (0.14) (0.09)
Year Ended 10/31/2019 10.85 0.14 1.52 1.66 (0.13) (0.18)
Year Ended 10/31/2018 10.87 0.10 0.11 0.21 (0.13) (0.10)
Year Ended 10/31/2017
(c)
10.00 0.09 0.78 0.87 – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Since fund inception, February 28, 2017.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statement or the Financial Highlights. Management determined that a revision of the
10/31/2016 Portfolio Turnover Rate for the Limited Maturity Bond Fund was 81%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (1.46) $ 27.32 42.28% $ 274.1 0.88% 1.37% 0.88% 1.37% 15%
(0.36) 20.42 (7.90)% 193.5 0.91% 1.64% 0.91% 1.64% 34%
(1.44) 22.51 6.22% 225.1 0.90% 1.67% 0.90% 1.67% 19%
(1.17) 22.71 5.42% 227.1 0.89% 1.28% 0.89% 1.28% 18%
(0.89) 22.67 21.77% 228.0 0.91% 1.31% 0.91% 1.31% 17%
(1.26) 19.42 3.86% 198.6 0.93% 1.34% 0.93% 1.34% 22%
(1.53) 27.52 42.58% 1,299.8 0.54% 1.71% 0.54% 1.71% 15%
(0.44) 20.59 (7.61)% 869.6 0.54% 2.00% 0.54% 2.00% 34%
(1.52) 22.70 6.61% 927.3 0.54% 2.03% 0.54% 2.03% 19%
(1.26) 22.90 5.85% 836.5 0.53% 1.64% 0.53% 1.64% 18%
(0.97) 22.84 22.21% 757.3 0.53% 1.69% 0.53% 1.69% 17%
(1.36) 19.56 4.29% 618.7 0.53% 1.73% 0.53% 1.73% 22%
(0.09) 12.72 1.10% 376.0 0.57% 1.40% 0.57% 1.40% 111%
(0.25) 12.67 3.20% 342.2 0.60% 2.03% 0.60% 2.03% 153%
(0.31) 12.53 4.40% 292.0 0.61% 2.45% 0.61% 2.45% 109%
(0.27) 12.30 0.67% 298.0 0.61% 2.17% 0.61% 2.17% 82%
(0.21) 12.49 1.79% 336.0 0.61% 1.69% 0.61% 1.69% 79%
(0.20) 12.48 2.42% 351.2 0.62% 1.58% 0.62% 1.58% 83%***
(0.10) 12.72 1.26% 1,270.7 0.42% 1.55% 0.42% 1.55% 111%
(0.28) 12.67 3.45% 1,025.0 0.43% 2.19% 0.43% 2.19% 153%
(0.33) 12.52 4.51% 729.2 0.43% 2.63% 0.43% 2.63% 109%
(0.30) 12.30 0.94% 627.7 0.42% 2.38% 0.42% 2.38% 82%
(0.24) 12.48 1.91% 550.1 0.42% 1.89% 0.42% 1.89% 79%
(0.22) 12.48 2.72% 441.0 0.41% 1.80% 0.41% 1.80% 83%***
(0.20) 13.04 14.43% 29.1 0.95% 1.34% 1.41% 0.89% 37%
(0.23) 11.58 (3.33)% 28.5 0.98% 1.68% 1.44% 1.21% 72%
(0.31) 12.20 15.75% 19.3 1.20% 1.59% 1.96% 0.83% 58%
(0.23) 10.85 1.92% 10.7 1.20% 1.27% 2.64% (0.17)% 58%
– 10.87 8.70% 5.8 1.20% 1.31% 4.22% (1.71)% 77%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Mid Cap Growth Fund
Class S Shares
Period Ended 4/30/2021 (unaudited) $ 12.65 $ (0.04) $ 3.66 $ 3.62 $ – $ (0.42)
Year Ended 10/31/2020
(c),
10.00 (0.05) 2.70 2.65 – –
Mid Cap Stock Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) 24.40 (0.04) 10.01 9.97 (0.02) (0.99)
Year Ended 10/31/2020 23.68 0.01 1.42 1.43 (0.04) (0.67)
Year Ended 10/31/2019 24.87 0.06 1.36 1.42 (0.04) (2.57)
Year Ended 10/31/2018 26.05 0.05 1.00 1.05 – (2.23)
Year Ended 10/31/2017 21.63 (0.02) 5.45 5.43 (0.02) (0.99)
Year Ended 10/31/2016 21.61 0.02 2.44 2.46 (0.03) (2.41)
Class S Shares
Period Ended 4/30/2021 (unaudited) 28.04 (0.04) 11.5 7 11.5 3 (0.09) (0.99)
Year Ended 10/31/2020 27.10 0.10 1.61 1.71 (0.10) (0.67)
Year Ended 10/31/2019 28.06 0.01 1.71 1.72 (0.11) (2.57)
Year Ended 10/31/2018 29.04 0.02 1.23 1.25 – (2.23)
Year Ended 10/31/2017 24.00 (0.03) 6.15 6.12 (0.10) (0.98)
Year Ended 10/31/2016 23.69 0.02 2.79 2.81 (0.09) (2.41)
Mid Cap Value Fund
Class S Shares
Period Ended 4/30/2021 (unaudited) 10.20 0.04 5.38 5.42 (0.08) –
Year Ended 10/31/2020
(c)
10.00 0.05 0.15 0.20 – –
Moderate Allocation Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) 14.29 0.09 2.18 2.27 (0.10) (0.44)
Year Ended 10/31/2020 14.15 0.18 0.66 0.84 (0.18) (0.52)
Year Ended 10/31/2019 13.37 0.21 1.12 1.33 (0.24) (0.31)
Year Ended 10/31/2018 13.89 0.20 (0.12) 0.08 (0.22) (0.38)
Year Ended 10/31/2017 12.52 0.17 1.45 1.62 (0.17) (0.08)
Year Ended 10/31/2016 12.90 0.16 0.20 0.36 (0.15) (0.59)
Class S Shares
Period Ended 4/30/2021 (unaudited) 14.33 0.11 2.19 2.30 (0.12) (0.44)
Year Ended 10/31/2020 14.19 0.21 0.67 0.88 (0.22) (0.52)
Year Ended 10/31/2019 13.41 0.25 1.11 1.36 (0.27) (0.31)
Year Ended 10/31/2018 13.93 0.24 (0.13) 0.11 (0.25) (0.38)
Year Ended 10/31/2017 12.55 0.20 1.46 1.66 (0.20) (0.08)
Year Ended 10/31/2016 12.94 0.19 0.20 0.39 (0.19) (0.59)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Since fund inception, February 28, 2020.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statement or the Financial Highlights. Management determined that a revision of the
10/31/2016 Portfolio Turnover Rate for the Mid Cap Stock Fund was 21% and Moderate Allocation Fund was 138%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.42) $ 15.85 28.99% $ 15.2 0.96% (0.73)% 2.65% (2.43)% 37%
– 12.65 26.50% 6.0 1.00% (0.62)% 3.60% (3.23)% 57%
(1.01) 33.36 41.67% 1,562.1 0.99% (0.28)% 0.99% (0.28)% 34%
(0.71) 24.40 6.08% 1,146.3 1.04% 0.10% 1.04% 0.10% 40%
(2.61) 23.68 6.89% 1,174.7 1.04% 0.22% 1.04% 0.22% 28%
(2.23) 24.87 4.07% 1,171.8 1.04% 0.17% 1.04% 0.17% 34%
(1.01) 26.05 25.63% 1,188.0 1.06% (0.07)% 1.06% (0.07)% 29%
(2.44) 21.63 12.93% 1,005.1 1.09% 0.09% 1.09% 0.09% 22%***
(1.08) 38.49 41.83% 1,744.8 0.75% (0.03)% 0.75% (0.03)% 34%
(0.77) 28.04 6.37% 1,100.6 0.76% 0.37% 0.76% 0.37% 40%
(2.68) 27.10 7.25% 1,081.0 0.77% 0.50% 0.77% 0.50% 28%
(2.23) 28.06 4.36% 744.0 0.74% 0.61% 0.74% 0.61% 34%
(1.08) 29.04 26.04% 516.3 0.72% 0.26% 0.72% 0.26% 29%
(2.50) 24.00 13.36% 337.7 0.72% 0.47% 0.72% 0.47% 22%***
(0.08) 15.54 53.27% 7.7 0.96% 0.63% 3.10% (1.51)% 30%
– 10.20 2.00% 5.0 1.00% 0.75% 3.80% (2.04)% 58%
(0.54) 16.02 16.13% 2,152.2 0.78% 1.23% 0.98% 1.04% 60%
(0.70) 14.29 6.16% 1,888.6 0.81% 1.32% 0.99% 1.14% 117%
(0.55) 14.15 10.34% 1,884.8 0.80% 1.59% 1.00% 1.39% 145%
(0.60) 13.37 0.50% 1,778.0 0.79% 1.46% 1.00% 1.25% 133%
(0.25) 13.89 13.08% 1,839.5 0.80% 1.31% 1.02% 1.09% 158%
(0.74) 12.52 3.06% 1,682.9 0.81% 1.31% 1.02% 1.10% 147%***
(0.56) 16.07 16.29% 1,258.2 0.55% 1.45% 0.74% 1.26% 60%
(0.74) 14.33 6.40% 973.0 0.58% 1.48% 0.76% 1.30% 117%
(0.58) 14.19 10.57% 712.2 0.57% 1.78% 0.77% 1.59% 145%
(0.63) 13.41 0.77% 535.5 0.53% 1.69% 0.74% 1.47% 133%
(0.28) 13.93 13.44% 369.4 0.53% 1.51% 0.75% 1.30% 158%
(0.78) 12.55 3.31% 179.0 0.49% 1.56% 0.71% 1.35% 147%***

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Moderately Aggressive Allocation Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) $ 15.16 $ 0.09 $ 3.00 $ 3.09 $ (0.12) $ (0.56)
Year Ended 10/31/2020 15.24 0.15 0.70 0.85 (0.17) (0.76)
Year Ended 10/31/2019 14.62 0.17 1.23 1.40 (0.19) (0.59)
Year Ended 10/31/2018 15.19 0.15 0.06 0.21 (0.16) (0.62)
Year Ended 10/31/2017 13.11 0.13 2.22 2.35 (0.13) (0.14)
Year Ended 10/31/2016 13.73 0.13 0.15 0.28 (0.09) (0.81)
Class S Shares
Period Ended 4/30/2021 (unaudited) 15.31 0.10 3.04 3.14 (0.15) (0.56)
Year Ended 10/31/2020 15.38 0.17 0.72 0.89 (0.20) (0.76)
Year Ended 10/31/2019 14.75 0.20 1.25 1.45 (0.23) (0.59)
Year Ended 10/31/2018 15.32 0.18 0.07 0.25 (0.20) (0.62)
Year Ended 10/31/2017 13.23 0.15 2.25 2.40 (0.17) (0.14)
Year Ended 10/31/2016 13.86 0.14 0.18 0.32 (0.14) (0.81)
Moderately Conservative Allocation Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) 12.76 0.09 1.07 1.16 (0.10) (0.32)
Year Ended 10/31/2020 12.70 0.20 0.47 0.67 (0.20) (0.41)
Year Ended 10/31/2019 11.98 0.24 0.93 1.17 (0.26) (0.19)
Year Ended 10/31/2018 12.48 0.24 (0.29) (0.05) (0.24) (0.21)
Year Ended 10/31/2017 11.78 0.21 0.80 1.01 (0.21) (0.10)
Year Ended 10/31/2016 11.88 0.20 0.21 0.41 (0.18) (0.33)
Class S Shares
Period Ended 4/30/2021 (unaudited) 12.80 0.11 1.06 1.17 (0.11) (0.32)
Year Ended 10/31/2020 12.74 0.23 0.47 0.70 (0.23) (0.41)
Year Ended 10/31/2019 12.02 0.27 0.93 1.20 (0.29) (0.19)
Year Ended 10/31/2018 12.52 0.27 (0.29) (0.02) (0.27) (0.21)
Year Ended 10/31/2017 11.82 0.23 0.81 1.04 (0.24) (0.10)
Year Ended 10/31/2016 11.91 0.22 0.24 0.46 (0.22) (0.33)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statement or the Financial Highlights. Management determined that a revision of the
10/31/2016 Portfolio Turnover Rate for the Moderately Aggressive Allocation Fund was 90% and Moderately Conservative Allocation Fund
was 181%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.68) $ 17.57 20.79% $ 2,612.1 0.80% 1.05% 1.03% 0.81% 41%
(0.93) 15.16 5.77% 2,234.1 0.83% 1.03% 1.05% 0.81% 81%
(0.78) 15.24 10.36% 2,251.4 0.83% 1.21% 1.06% 0.98% 98%
(0.78) 14.62 1.37% 2,123.3 0.80% 0.99% 1.06% 0.73% 86%
(0.27) 15.19 18.21% 2,086.9 0.81% 0.91% 1.08% 0.64% 103%
(0.90) 13.11 2.36% 1,809.6 0.82% 1.01% 1.10% 0.73% 94%***
(0.71) 17.74 20.94% 1,213.8 0.59% 1.23% 0.83% 0.99% 41%
(0.96) 15.31 6.00% 924.3 0.63% 1.18% 0.85% 0.96% 81%
(0.82) 15.38 10.62% 782.5 0.62% 1.36% 0.86% 1.12% 98%
(0.82) 14.75 1.61% 580.8 0.57% 1.17% 0.83% 0.91% 86%
(0.31) 15.32 18.48% 389.9 0.55% 1.07% 0.83% 0.79% 103%
(0.95) 13.23 2.66% 191.0 0.49% 1.28% 0.77% 1.00% 94%***
(0.42) 13.50 9.17% 782.5 0.82% 1.43% 0.96% 1.29% 76%
(0.61) 12.76 5.45% 725.8 0.83% 1.60% 0.97% 1.46% 146%
(0.45) 12.70 10.09% 701.9 0.82% 1.98% 0.98% 1.83% 182%
(0.45) 11.98 (0.45)% 672.7 0.82% 1.93% 0.98% 1.77% 175%
(0.31) 12.48 8.70% 719.7 0.83% 1.70% 0.99% 1.54% 208%
(0.51) 11.78 3.65% 703.3 0.84% 1.69% 0.99% 1.54% 196%***
(0.43) 13.54 9.27% 448.0 0.58% 1.66% 0.73% 1.51% 76%
(0.64) 12.80 5.69% 350.0 0.59% 1.81% 0.73% 1.66% 146%
(0.48) 12.74 10.33% 267.1 0.58% 2.18% 0.73% 2.03% 182%
(0.48) 12.02 (0.18)% 195.9 0.55% 2.18% 0.71% 2.02% 175%
(0.34) 12.52 8.97% 141.9 0.56% 1.93% 0.72% 1.77% 208%
(0.55) 11.82 4.05% 69.4 0.53% 1.95% 0.69% 1.80% 196%***

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized
Gain on
Investments
Money Market Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) $ 1.00 $ – $ – $ – $ – $ –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2017 1.00 – – – – –
Year Ended 10/31/2016 1.00 – – – – –
Class S Shares
Period Ended 4/30/2021 (unaudited) 1.00 – – – – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2017 1.00 – – – – –
Year Ended 10/31/2016 1.00 – – – – –
Municipal Bond Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) 11.42 0.14 0.22 0.36 (0.16) –
Year Ended 10/31/2020 11.47 0.30 (0.02) 0.28 (0.33) –
Year Ended 10/31/2019 10.89 0.33 0.61 0.94 (0.36) –
Year Ended 10/31/2018 11.39 0.38 (0.50) (0.12) (0.38) –
Year Ended 10/31/2017 11.65 0.39 (0.26) 0.13 (0.39) –
Year Ended 10/31/2016 11.60 0.39 0.05 0.44 (0.39) –
Class S Shares
Period Ended 4/30/2021 (unaudited) 11.42 0.17 0.20 0.37 (0.17) –
Year Ended 10/31/2020 11.47 0.34 (0.04) 0.30 (0.35) –
Year Ended 10/31/2019 10.89 0.37 0.59 0.96 (0.38) –
Year Ended 10/31/2018 11.39 0.41 (0.50) (0.09) (0.41) –
Year Ended 10/31/2017 11.65 0.41 (0.26) 0.15 (0.41) –
Year Ended 10/31/2016 11.60 0.41 0.06 0.47 (0.42) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ – $ 1.00 0.00% $ 371.5 0.13% 0.00% 0.59% (0.46)% N/A
(0.01) 1.00 0.52% 399.4 0.37% 0.49% 0.61% 0.25% N/A
(0.02) 1.00 1.87% 359.4 0.50% 1.85% 0.64% 1.71% N/A
(0.01) 1.00 1.13% 322.9 0.61% 1.12% 0.69% 1.04% N/A
– 1.00 0.03% 325.1 0.80% 0.03% 0.80% 0.03% N/A
– 1.00 0.00% 381.3 0.41% 0.00% 0.85% (0.43)% N/A
– 1.00 0.00% 304.3 0.13% 0.00% 0.50% (0.37)% N/A
(0.01) 1.00 0.56% 355.5 0.33% 0.52% 0.49% 0.35% N/A
(0.02) 1.00 1.97% 298.1 0.40% 1.94% 0.50% 1.84% N/A
(0.01) 1.00 1.29% 171.9 0.44% 1.36% 0.53% 1.28% N/A
– 1.00 0.31% 78.1 0.53% 0.32% 0.53% 0.32% N/A
– 1.00 0.00% 56.6 0.44% 0.00% 0.53% (0.09)% N/A
(0.16) 11.62 3.15% 1,218.7 0.74% 2.54% 0.74% 2.54% 7%
(0.33) 11.42 2.48% 1,215.5 0.74% 2.68% 0.74% 2.68% 29%
(0.36) 11.47 8.76% 1,253.7 0.75% 2.99% 0.75% 2.99% 31%
(0.38) 10.89 (1.08)% 1,238.9 0.74% 3.42% 0.74% 3.42% 35%
(0.39) 11.39 1.15% 1,382.3 0.74% 3.41% 0.74% 3.41% 18%
(0.39) 11.65 3.79% 1,471.0 0.74% 3.29% 0.74% 3.29% 10%
(0.17) 11.62 3.25% 389.3 0.54% 2.75% 0.54% 2.75% 7%
(0.35) 11.42 2.68% 335.4 0.54% 2.86% 0.54% 2.86% 29%
(0.38) 11.47 8.98% 285.4 0.54% 3.14% 0.54% 3.14% 31%
(0.41) 10.89 (0.85)% 232.2 0.51% 3.66% 0.51% 3.66% 35%
(0.41) 11.39 1.39% 213.9 0.50% 3.64% 0.50% 3.64% 18%
(0.42) 11.65 4.04% 193.0 0.49% 3.53% 0.49% 3.53% 10%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Opportunity Income Plus Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) $ 9.97 $ 0.13 $ 0.20 $ 0.33 $ (0.14) $ –
Year Ended 10/31/2020 10.11 0.32 (0.14) 0.18 (0.32) –
Year Ended 10/31/2019 9.96 0.39 0.15 0.54 (0.39) –
Year Ended 10/31/2018 10.31 0.37 (0.34) 0.03 (0.38) –
Year Ended 10/31/2017 10.23 0.34 0.08 0.42 (0.34) –
Year Ended 10/31/2016 10.05 0.36 0.19 0.55 (0.37) –
Class S Shares
Period Ended 4/30/2021 (unaudited) 9.97 0.15 0.19 0.34 (0.15) –
Year Ended 10/31/2020 10.11 0.34 (0.14) 0.20 (0.34) –
Year Ended 10/31/2019 9.96 0.42 0.15 0.57 (0.42) –
Year Ended 10/31/2018 10.31 0.40 (0.34) 0.06 (0.41) –
Year Ended 10/31/2017 10.23 0.36 0.08 0.44 (0.36) –
Year Ended 10/31/2016 10.05 0.39 0.18 0.57 (0.39) –
Small Cap Growth Fund
Class S Shares
Period Ended 4/30/2021 (unaudited) 14.80 (0.02) 4.89 4.87 – (0.39)
Year Ended 10/31/2020 10.87 (0.04) 4.03 3.99 – (0.06)
Year Ended 10/31/2019 10.57 (0.05) 0.55 0.50 – (0.20)
Year Ended 10/31/2018
,(c)
10.00 (0.06) 0.63 0.57 – –
Small Cap Stock Fund
Class A Shares
Period Ended 4/30/2021 (unaudited) 18.04 (0.01) 9.40 9.39 (0.13) (0.28)
Year Ended 10/31/2020 19.58 0.05 0.45 0.50 (0.06) (1.98)
Year Ended 10/31/2019 21.82 0.04 0.78 0.82 – (3.06)
Year Ended 10/31/2018 22.60 – 0.96 0.96 – (1.74)
Year Ended 10/31/2017 17.53 (0.02) 5.98 5.96 (0.03) (0.86)
Year Ended 10/31/2016 18.15 0.04 0.88 0.92 – (1.54)
Class S Shares
Period Ended 4/30/2021 (unaudited)
(d)
23.03 ( 0.0 3 ) 12. 02 12.05 (0.18) (0.28)
Year Ended 10/31/2020
(d)
24.44 0.13 0.55 0.68 (0.11) (1.98)
Year Ended 10/31/2019
(d)
26.35 0.10 1.05 1.15 – (3.06)
Year Ended 10/31/2018
(d)
26.87 0.07 1.15 1.22 – (1.74)
Year Ended 10/31/2017 20.68 (0.01) 7.16 7.15 (0.10) (0.86)
Year Ended 10/31/2016 21.10 0.01 1.15 1.16 (0.04) (1.54)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)
(c)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
Since fund inception, February 28, 2018.
(d) Per share amounts have been calculated using the average shares outstanding method.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for period less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statement or the Financial Highlights. Management determined that a revision of the
10/31/2016 Portfolio Turnover Rate for the Opportunity Income Plus Fund was 147%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.14) $ 10.16 3.28% $ 237.9 0.87% 2.67% 0.87% 2.67% 111%
(0.32) 9.97 1.83% 238.6 0.88% 3.19% 0.88% 3.19% 186%
(0.39) 10.11 5.57% 246.7 0.89% 3.90% 0.89% 3.90% 186%
(0.38) 9.96 0.31% 244.6 0.89% 3.67% 0.89% 3.67% 190%
(0.34) 10.31 4.16% 264.8 0.90% 3.29% 0.91% 3.28% 186%
(0.37) 10.23 5.60% 258.4 0.89% 3.65% 0.92% 3.62% 156%***
(0.15) 10.16 3.42% 582.5 0.60% 2.93% 0.60% 2.93% 111%
(0.34) 9.97 2.10% 534.7 0.61% 3.46% 0.61% 3.46% 186%
(0.42) 10.11 5.85% 408.8 0.62% 4.16% 0.62% 4.16% 186%
(0.41) 9.96 0.55% 312.6 0.65% 3.94% 0.65% 3.94% 190%
(0.36) 10.31 4.40% 260.2 0.66% 3.53% 0.66% 3.53% 186%
(0.39) 10.23 5.84% 178.2 0.66% 3.88% 0.66% 3.88% 156%***
(0.39) 19.28 33.25% 155.3 0.97% (0.70)% 1.51% (1.24)% 23%
(0.06) 14.80 36.84% 18.6 1.03% (0.58)% 2.47% (2.02)% 49%
(0.20) 10.87 5.03% 8.4 1.22% (0.60)% 3.76% (3.14)% 48%
– 10.57 5.70% 5.2 1.24% (0.77)% 3.91% (3.43)% 32%
(0.41) 27.02 52.54% 588.8 1.08% (0.06)% 1.08% (0.06)% 27%
(2.04) 18.04 2.27% 393.4 1.14% 0.27% 1.14% 0.27% 67%
(3.06) 19.58 5.53% 415.5 1.14% 0.13% 1.14% 0.13% 57%
(1.74) 21.82 4.48% 421.8 1.13% (0.02)% 1.13% (0.02)% 63%
(0.89) 22.60 34.84% 424.0 1.16% (0.07)% 1.16% (0.07)% 47%
(1.54) 17.53 5.72% 331.4 1.21% 0.23% 1.21% 0.23% 58%
(0.46) 34.62 52.75% 560.4 0.80% 0.17% 0.80% 0.17% 27%
(2.09) 23.03 2.57% 271.5 0.83% 0.58% 0.83% 0.58% 67%
(3.06) 24.44 5.87% 259.8 0.83% 0.43% 0.83% 0.43% 57%
(1.74) 26.35 4.75% 243.0 0.85% 0.25% 0.85% 0.25% 63%
(0.96) 26.87 35.34% 171.0 0.80% 0.30% 0.80% 0.30% 47%
(1.58) 20.68 6.12% 115.1 0.80% 0.64% 0.80% 0.64% 58%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s
Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by clicking on the tab for each Fund and navigating to “Related Documents” under Fund
Details – Holdings at ThriventFunds.com or SEC.gov where it is filed on Form N-PX.
Quarterly Schedule of Investments
Through April 2019, the Trust filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year.
Beginning in April 2019, the Trust no longer files Form N-Q and has begun filing Form N-PORT with the SEC. Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments which were previously filed on Form N-Q.
Thrivent Money Market Fund is not included as part of Form N-PORT. The Trust’s most recent Schedule of Investments can be found at
ThriventFunds.com or SEC.gov. You also may review and copy the Forms N-PORT-EX and N-Q for the Trust at the SEC’s Public Reference
Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds other than Thrivent Money Market Fund have adopted and implemented a liquidity risk management program (the “Liquidity Program”) designed to assess and manage each Fund’s liquidity risk (defined by the
U.S. Securities and Exchange Commission as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the Fund). The Board, including a majority of the independent Trustees, designated Thrivent
Asset Management, LLC (“TAM”), the Funds’ investment adviser, as the liquidity risk management program administrator (the “Program
Administrator”). The Program Administrator has delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee
(the “LRM Committee”). The LRM Committee is comprised of representatives of TAM.
The Liquidity Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Fund’s liquidity risk based on a variety of factors; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories based on the number of days in which the Fund reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Fund would reasonably anticipate trading; (3) a 15%
limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any
Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Liquidity Program. At a meeting of the Board on February 21-23, 2021, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the period from December 1, 2019 through December 31, 2020 (the “Reporting Period”). The Report summarized the operation of the Liquidity Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Fund. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk during normal and stressed periods (e.g., the COVID-19 pandemic)
and the results of the annual assessment; (2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Fund invested more than 15% of its assets in “illiquid investments” (as defined under Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity
Program, including assessment of the vendors’ classification methodologies used in determining preliminary liquidity classifications.
There were no material changes to the Liquidity Program during the Reporting Period. The Report also noted that no Fund was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity
Program). The Report concluded that the Liquidity Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.

Additional Information
(unaudited)
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the
Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.
Board Approval of Advisory Agreement and Subadvisory Agreements
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act)
of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 16-18, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Mutual Funds (the “Trust”),
including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”), as amended, between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust (each, a “Fund”). The Board, including the Independent
Trustees, also unanimously approved the subadvisory agreement (the “Subadvisory Agreement”) for the Thrivent International Allocation
Fund with Goldman Sachs Asset Management, L.P. (the “Subadviser”).
The Adviser and Subadviser are referred to, collectively, as the “Advisory Organizations.” In connection with its evaluation of the agreements with the Advisory Organizations, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Advisory Organizations;
2. The performance of each Fund;
3. The advisory fee and net operating expense ratio of each Fund compared to a peer group;
4. The cost of services provided and profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Funds grow;
6. Whether fee levels reflect these economies of scale for the benefit of the Funds’ shareholders;
7. Other benefits realized by the Advisory Organizations and their affiliates from their relationship with the Trust; and
8. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May 19 to November
18, 2020 to consider information relevant to the annual contract renewal process furnished by the Adviser and Subadviser in advance of the meetings. The Board had the opportunity to ask questions and request further information in connection with its consideration.
The Independent Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Funds in comparison to peer groups of comparable funds; portfolio turnover percentages; 3-year standard deviation ratios; brokerage costs; information with respect to services provided to the Funds and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Funds; the cost of services and profit realized by the Adviser and its affiliates that provide services to the Funds;
and information regarding the types of services furnished to the Funds.
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board also considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Fund-by-Fund analyses and independent assessment of information relating to the Funds and the agreements.

Additional Information
(unaudited)
The Subadviser provided information to the Board in response to requests for information submitted on behalf of the Independent Trustees to facilitate the Board’s evaluation of the terms of the Subadvisory Agreement. The Board also noted that the Subadviser’s responses were reviewed by individuals representing various functional areas of or supporting the Adviser.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory for the Funds and Subadvisory Agreement for the Thrivent International
Allocation Fund. As noted above, the Independent Trustees were assisted throughout the process by an independent consultant, MPI.
Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each
Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser, transfer agent, administrator and, as for the Thrivent International Allocation Fund, the Subadviser. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds. During the annual contract renewal process, the Board considered the specific services provided under the Advisory and Subadvisory Agreements.
The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser and
Subadviser overseeing investments for the Funds.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about each of the Funds. These reports and presentations gave the Board the opportunity to evaluate the abilities of the portfolio manager and other investment professionals and the quality of services they provide to the Funds. The Adviser reviewed with the Board the services provided by the Adviser and Subadviser and the Adviser’s oversight of the Subadviser. The Independent Trustees also met, including in executive session, with and received quarterly reports from the Trust’s Chief Compliance Officer. The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee.
The Board considered the depth and quality of the Adviser’s oversight of the Subadviser. In addition, the Board noted the broad functions that the Adviser performed in support of the International Allocation Fund and its use of the Subadviser, including, among other things, allocation of assets among various sleeves, management of portfolio cash and short-term investments, expense management and payment, and investment performance and compliance monitoring. The Board noted that investment management staff of the Adviser and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadviser, follow through with additional inquiry on any questions or concerns that arise during the meeting and then report the results of the meeting to the Board. The Board also noted that, as part of its oversight practice, the Adviser requires the Subadviser to respond to a variety of compliance checklists and certifications to ensure its ongoing compliance with policies. The Board noted that the Adviser requires the Subadviser to complete an annual questionnaire addressing a range of compliance topics. The Board noted that the Adviser has dedicated personnel responsible for daily monitoring of the Subadviser’s activities.
The Board considered the adequacy of the Advisory Organizations’ resources used to provide services to the Trust pursuant to the
Advisory and Subadvisory Agreements. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Fund. In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology and personnel, including hiring additional personnel in the research, analysis and trading areas. The Adviser discussed with the Board steps taken to continue to strengthen its compliance program. The Adviser discussed with the Board the operations of the Adviser, the Subadviser and other service providers to the Funds during the COVID-19 pandemic, including the successful shift to a remote working environment and responses to volatile market conditions. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser and, for the Thrivent International Allocation Fund, by the Subadviser
supported renewal of the Advisory Agreement and Subadvisory Agreements.
Performance of the Funds
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, comparisons to benchmark index

Additional Information
(unaudited)
returns, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Fund, to the extent applicable, over the one-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance, and focused particularly upon the three-year performance record. The Board noted that certain Funds did not fit well within a Lipper peer group because of differences between the principal investment strategies of these Funds and funds included in their respective Lipper peer group. In such cases, the Adviser provided information regarding these Funds’ performance compared to a customized benchmark that the Adviser believed better represented the investment strategies of such Funds. The Board received information on the steps taken by the Adviser to continue to review the appropriateness of the customized benchmarks. The Board received a report on a review by the internal audit department of the Adviser (Business Risk Management) on the creation, calculation and reporting processes and controls for customized benchmarks. MPI assisted the Independent Trustees in connection with the evaluation of peer groups and customized benchmarks. Although the Board conducted its review on a Fund-by-Fund basis, it noted that 55% of the
Class A Funds and 65% of Class S Funds ranked better than median in their respective Lipper peer group or established custom peer group for the three-year period ended June 30, 2020. The Board also considered risk metrics, including standard deviations of return.
The Board concluded that the performance of each individual Fund was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.
Advisory Fees and Fund Expenses
The Board reviewed information prepared by MPI comparing each Fund’s advisory fee with the advisory fee of a peer group selected by
MPI based on similar investment objective and size. The Board noted that the majority of the Funds’ advisory fees were near or below the medians of their peer groups. Although the Board conducted its review on a Fund-by-Fund basis, it noted that the average ranking of the
Funds’ advisory fees for its Class A shares was 29% and the average ranking of the Funds’ advisory fees for its Class S shares was 35%
(on a scale of 1-99%, with 1% being the lowest fee).
The Board reviewed information prepared by MPI comparing each Fund’s overall expense ratio with the expense ratio of its peer group.
The Board considered the fee waivers and expense limitations which are reviewed by the Board and the Adviser on an annual basis. The
Board conducted its review on a Fund-by-Fund basis. The Board noted that only four Funds had total net expense ratios higher than their peer group medians and that those four Funds had total net expense ratios for Class A that were within 0.05% of their peer group medians
(and total net expense ratios for Class S that were below their peer group medians).
The Board reviewed information relating to the fee paid by the Adviser to the Subadviser and the difference between that fee and the fee paid by the Thrivent International Allocation Fund to the Adviser. The Board reviewed information regarding fees charged by the
Subadviser to other funds and accounts with a similar strategy.
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory and Subadvisory Agreements were reasonable.
Cost of Services and Profitability
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department of the Adviser (Business Risk Management) conducted a review of such allocations, and a department representative reported to the Board the department’s views regarding the reasonableness and consistency of these allocations. The Board also received a report from an independent accountant confirming certain calculations. The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. The Board also considered the expense reimbursements and waivers in effect. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Funds.
With respect to fees paid to Subadviser under the Subadvisory Agreement, the Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement had been negotiated on an arm’s-length basis between the Adviser and the Subadviser, and that the Subadviser’s separate profitability from its relationship with the Thrivent International Allocation Fund was not a material factor in determining whether to renew the Subadvisory Agreement.
Economies of Scale and Breakpoints

Additional Information
(unaudited)
The Board considered information regarding the extent to which economies of scale may be realized as a Fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as a Fund’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the Adviser, and/or a lower overall fee.
Other Benefits to the Adviser, Subadvisers and their Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, the engagement of affiliates as service providers to the Funds, and fees collected by affiliates for services provided to Fund shareholders. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers. The Board also considered the research received by the Adviser generated from soft dollar commissions for portfolio trading.
In addition, the Board considered the potential benefits, other than subadvisory fees, that the Subadviser and its affiliates may receive because of their relationships with the Thrivent International Allocation Fund, including the potential increased ability to use affiliated brokers or receive research through soft dollar commissions consistent with Trust policies and other benefits from increases in assets under management. The Board concluded that benefits that may accrue to the Subadviser and its affiliates are consistent with those expected for a subadviser to a mutual fund such as the Thrivent International Allocation Fund.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement and the
Subadvisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement and the Subadvisory Agreement.

23459SAR R6-21
4321 North Ballard Rd.
Appleton, WI 54919-0001
The distributor for Thrivent Mutual Funds is Thrivent Distributors, LLC, a registered broker-dealer, member of FINRA/SIPC, and subsidiary of
Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This consolidated mailing process is known as householding. It helps saves money by reducing printing and postage costs.
If you purchased shares through Thrivent:
If you wish to revoke householding in the future, you may write to us at 4321 North Ballard Road, Appleton, WI, 54919-0001
or call us at 800-847-4836. We will begin to send separate regulatory mailings within 30 days of when we receive your request. If you wish to receive an additional copy of this shareholder report or a prospectus for Thrivent Mutual Funds, call us at 800-847-4836. These documents are also available by visiting thriventfunds.com .
If you purchased shares from a firm other than Thrivent:
If you wish to revoke householding in the future, or to receive an additional copy of this shareholder report or a prospectus for
Thrivent Mutual Funds, contact your financial professional. These documents are also available by visiting thriventfunds.com .